Exhibit 99.10 Schedule 2

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Redacted ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
PUV78U3663I	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$11,612.24	xxx	7.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	20.394%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx.
No prior year's delinquent taxes have been found.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current interest-only payment is xxx with an interest rate of 7.625%. The current UPB reflected as per the payment history as per tape is xxx. As per the note, the loan is interest-only for 120 months.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xxx.
  As per the tape data, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.5 years at xxx. Additionally, BWR has been SE for 5.41 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Alternative   Tape Value: Full Documentation   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: 27.98745% Comment: As per loan documents. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan product was changed to interest only without a 3-day waiting period. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B269P49NLHJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2022	xxx	Primary	No	Not Applicable	Unavailable	xxx	Not Applicable	32.237%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024-2025 have been paid in the total amount of xxx on xx/xx/2024 and xx/xx/2025, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xxx, which was applied for the due date of xx/xx/2025. The current P&I is xxx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xxx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.
BWR has 1 month on the job as an xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)
Flood Certificate
Hazard Insurance
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (xxx)	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: As per Final CD document escrow account indicator is Yes. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.37500%   Tape Value: 0.00000%   Variance: 3.37500%   Variance %: 3.37500%   Comment: As per note doc original stated rate is 3.375%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: property address street xxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -30 (Days) Variance %: Comment: As per note document stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is subject to completion of repairs. The improvement section shows pooling water in the storage and damp soil in the buildup behind the storage. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPM received a mortgage insurance (xxx) rescission prior to transferring the loan and failed to have the MI reinstated within the required 90-day period. As a result, Radian denied the appeal for reinstatement."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined as 1008, AUS, loan approval and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 1 month on the job as an xxx at xxx, FICO 777. 0X30 since inception."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xxx) QM points and fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The following fees were included in the test:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The following fees were included in the test:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41I6CNSCK8X	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.958%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with Instrument # xxx in the amount of xxx with xxx.
There is one active junior judgment against the borrower in favor of xxx, in the amount of xxx, which was recorded on xx/xx/2025.
The annual county taxes for 2024 have been paid in the amount of xxx on xx/xx/2024.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xxx, which was applied for the due date of xx/xx/2025. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xxx. As per the deferred agreement, which is located at "xxx" there is a deferred balance in the amount of xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xxx.
As per the collection comment dated xx/xx/2024, the reason for default is the illness of the principal borrower.
As per the comment dated xx/xx/2023, the subject property was damaged due to wind. The borrower reported a claim dated xx/xx/2023; the cost of repair is not available. No comments have been found regarding repair completion. Subsequent comments do not show damage.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and alimony income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 46 Tape Value: 47 |---| -1 |----| -2.12765% Comment: As per loan documents. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.958%   Tape Value: 68.790%   Variance: -25.832%   Variance %: -25.83200%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000010332110000000   Tape Value: 00000000010M   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per loan documents. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.95%. Tape shows the lender did not obtain alimony income documentation. Revised DTI is 68.79%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR receives social security and alimony income, FICO 683, xxx equity in the subject, and xxx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2021 reflects Appraisal Re-Inspection Fee at xxx.
Initial LE dated xx/xx/2021 does not reflect Architectural / Engineering Fee. Final CD dated xx/xx/2021 reflects Architectural / Engineering Fee at xxx. Initial LE dated xx/xx/2021 reflects Transfer Taxes at xxx. Final CD dated xx/xx/2021 reflects Transfer Taxes at xxx. This is a cumulative increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired.

Loan failed charges that in total cannot increase more than 10% tolerance test. Initial LE dated xx/xx/2021 reflects the sum of Section C fees and Recording fee at xxx. Final CD dated xx/xx/2021 reflects the sum of Section C and Recording fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% test. COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* Credit report >90 days old at closing (Lvl 2)     "Credit report is more than 90 days old at closing."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xxx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at "xxx" state that the manufactured home with serial #xxx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FQVG3EU0C3V	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.958%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xxx, which was applied for the due date of xx/xx/2025. The current P&I is xxx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.66 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -10 (Days)   Variance %:    Comment: Tape shows Note date as xx/xx/2023. Actual Note date is xx/xx/2023.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows property address as xxx. Note shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape and the condo questionnaire show a special assessment for the repairs in the amount of xxx for the complex for numerous repairs to deck rehabilitation, exterior painting, siding, and roofs. Appraisal report is as is, and the condo questionnaire does not show whether the project has had an inspection within the last three years. 1004D, or an engineer's inspection report verifying the completion of repair and structural integrity of the condo project, is missing from the loan file."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TOXFG8WQ30E	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.993%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2025.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xxx, which was applied for the due date of xx/xx/2025. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a xxx with xxx. Previously, BWR had multiple jobs in the last 2 years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per document MI Company name is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000000 Tape Value: 0000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject approved at 49.99%. Tape shows the lender miscalculated rental income. The revised DTI is 87.49%. Lender defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has 7 months on the job as a xxx with xxx. Previously, BWR had multiple jobs in the last 2 years in the same line of work, FICO 767, 0X30 since inception, and xxx equity in the subject and a residual income of xxx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2024 reflects points - loan discount fee of xxx. The final CD dated xx/xx/2024 reflects points - loan discount fee at xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6RJNIT0CWWC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Michigan	xxx	xxx	xxx	Michigan	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.450%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	22.561%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
The first installment of utilities/MUD charges for 2025 has been paid in the amount of xxx on xx/xx/2025.
The second installment of utilities/MUD charges for 2025 is delinquent in the amount of xxx, which is good through xx/xx/2025.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.45%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.33 years on the job as a xxx with xxx.
BWR2 receives social security and pension income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 22.561% Tape Value: 34.451% |---| -11.890% |----| -11.89000% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal in the loan file is as is. The supplemental addendum shows dampness in the basement. Tape and file show the proof for foundation repair, and an engineer's certificate by a licensed professional verifying the structural integrity of the subject property is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.185% exceeds APR threshold of 8.120% over by +0.065%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BNQ13LUEVKT	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.250%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.830%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xxx, which was applied for the due date of xx/xx/2025. The current P&I is xxx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.41 years on the job as an xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx |---| xxx |----| 1.40000% Comment: Tape shows Original Standard LTV is xxx but audit value is given as xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2025 reflects an Appraisal Fee of xxx. The CD dated xx/xx/2025 reflects an Appraisal Fee of xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan did not have AUS approval, nor does it qualify for manual UW. Further details not provided. The file shows the post-closing AUS report is available, and its recommendation is approve/eligible. The subject originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xxx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at "xxx" state that the manufactured home with serial # xxx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J0UU9JKP20D	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Utah	xxx	xxx	xxx	Utah	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	360	xx/xx/2019	xx/xx/2019	VA	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Unavailable	Not Applicable	Single Family	xx/xx/2019	xxx	Primary	Yes	Yes	No	xxx	xxx	54.222%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	3.250%	xxx	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument # xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx in the amount of xxx, which originated on xx/xx/2021 and was recorded on xx/xx/2021.
There is an active junior UCC lien against the xxx in favor of xxx, which was recorded on xx/xx/2025.
The annual installments of county taxes for 2025 have been exempt.
The annual sewer charges for 2026 are due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xxx, and the deferred amount is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified.
BWR has 1.75 years on the job as a xxx at xxx.
Previously, BWR had 1.25 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage originated on xx/xx/2019 with a P&I of xxx, a rate of interest of 3.250%, and a maturity date of xx/xx/2050. The current P&I as per PH is xxx, and the rate of interest is 3.250%. The current UPB is xxx. As per the seller's tape data, the loan has been modified, and the tape shows the deferred balance is xxx. The modification agreement is missing from the loan file.	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 54.222% Tape Value: 60.190% |---| -5.968% |----| -5.96800% Comment: Tape shows 60.190% and Audit value 67.839%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: deferred balance amount is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Not Applicable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.25000%   Tape Value: 325.0000%   Variance: -321.75000%   Variance %: -321.75000%   Comment: Tape shows 325.0000% and Audit value 3.250%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000MMMM00000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: payment history string is not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Not Applicable Tape Value: xx/xx/2050 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to completion of scraping defective paint encompassing the rear deck, replacing missing light switch covers, covering exposed subflooring, installing interior handrails, removing old deck stairs that are dropping off, and installing ballusters on the new staircase. The estimated cost to cure is not provided. The 1004D report is missing from the loan documents, and the final CD does not reflect the escrow holdback."
* VA insurance is not active (Lvl 4) "The subject loan closed without monthly MI payment and a VA funding fee. Reaching out to seller to clarify."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 54.22%. Tape reflects an increase in DTI of 60.20%, and VOE was not obtained within 10 days of closing. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR has 1.75 years on the job as a xxx at xxx, FICO 670, and xxx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 54.22%, as the borrower income is xxx and total expenses are in the amount of xxx, and the loan was underwritten by DU (xxx), and its recommendation is "xxx" with a DTI of 54.22%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BS1OY217MNY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Tennessee	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	19.000%	180	xx/xx/1997	xx/xx/1997	Conventional	Fixed	Refinance	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/1997 and recorded on xx/xx/1997 with book/page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual city and county taxes for 2024 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
The annual city and county taxes for 2025 are due in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 13.000%. The current UPB reflected as per the payment history is xxx. The adjustment of the term agreement located at "xxx"	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is occupied by an unknown party.
Unable to determine the reason for the default.
The adjustment of the term agreement located at "xxx".
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did a modification change note terms is no.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 124.95573%   Comment: Original stated P&I is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 19.00000%   Tape Value: 13.00000%   Variance: 6.00000%   Variance %: 6.00000%   Comment: Original stated rate is 19.00000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000MMMMMMMMMMM   Tape Value: 0000000000000010   Variance:    Variance %:    Comment: payment history string is not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2012 Tape Value: xx/xx/2027 Variance: -5480 (Days) Variance %: Comment: Stated Maturity date is xx/xx/2012. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows an incomplete file and is unable to test compliance. Further details not provided. Infinity did not perform the regulatory compliance test due to the HUD-1 is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."	* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan file. Zillow search shows an estimated value at xxx. Current UPB is xxx."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C85Z52KD2TV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	No	Loss Mitigation	Chapter 7	xxx	Not Applicable	No	xxx	Not Applicable	xxx	7.420%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xxx	Investor	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	38.169%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xxx	Not Applicable	4.380%	xxx	xx/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xxx in the amount of xxx with xxx, FSB, Its Successors and/or Assignees.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid.
The 3rd and 4th installments of county taxes for 2025 are due in the total amount of xxx on xx/xx/2026 and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.380%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the comment dated xx/xx/2025, the reason for default is a payment dispute.
The loan was modified on xx/xx/2013.
According to the PACER, the borrowers, xxx, filed bankruptcy under Chapter 7 with the case # xxx on xx/xx/2010. The BK was discharged on xx/xx/2011 and terminated on xx/xx/2011.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2025, the loan was reinstated. As per the comment dated xx/xx/2025, the FC file was closed.
As per the comment dated xx/xx/2025, the subject property is vacant.
As per the comment dated xx/xx/2025, the subject property was damaged. There was a missing bathroom vanity, drywall damage, and ceiling damage. As per the comment dated xx/xx/2025, the crawlspace door and padlock to the crawlspace need to be installed; discoloration treatment is needed for master bathroom walls, ceilings, and living rooms 2A and 2B; the toilet cap, water lines, dryer vent, and wires need to be capped. The estimated cost of repair is not available in the collection comment. No comment has been found regarding completion of repair. Subsequent CCs are missing.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2025, the loan was reinstated. As per the comment dated xx/xx/2025, the FC file was closed.
Bankruptcy Comments:According to the PACER, the borrowers, xxx, filed bankruptcy under Chapter 7 with the case # xxx on xx/xx/2010. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. The BK was discharged on xx/xx/2011 and terminated on xx/xx/2011.

The modification agreement was made between the borrower, xxx, and the lender, xxx, on xx/xx/2013. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 4.380% beginning on xx/xx/2013 and a maturity date of xx/xx/2045.	ARM Rider	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Updated as per PACER. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 38.169%   Tape Value: 40.655%   Variance: -2.486%   Variance %: -2.48600%   Comment: DTI is 38.16%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per appraisal document current value is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per appraisal document original standard LTV is xxx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -23.96811%   Comment: As per note document Original stated P&I is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.42000%   Tape Value: 438.0000%   Variance: -430.58000%   Variance %: -430.58000%   Comment: As per note document original stated rate is 7.42%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000003211MM00000000000 Tape Value: 000003211110000000000000 Variance: Variance %: Comment: PH string is 00000003211MM00000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Mortgage - Missing required ARM Rider (Lvl 2) "ARM rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I7K447D0RMI	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	California	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	xxx	34.228%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	Not Applicable	Not Applicable	5.375%	xxx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx, which was recorded on xx/xx/2022 in the amount of xxx.
There is an active junior UCC lien against the xxx in favor of xxx, which was recorded on xx/xx/2022.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual installment of water charges for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.375%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.41 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2023. As per the modified term, the monthly P&I is xxx with an interest rate of 5.375% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount.	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 34.228% Tape Value: 34.330% |---| -0.102% |----| -0.10200% Comment: Borrower DTI Ratio Percent is 19.919% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.37500%   Tape Value: 537.5000%   Variance: -532.12500%   Variance %: -532.12500%   Comment: Original Stated Rate is 5.375%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0MMM00000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Sales price is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "The final CD dated xx/xx/2022 reflects an escrow holdback in the amount of xxx. Proof for the release of the escrow holdback is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.22%. The tape shows VOE was missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 7.41 years on the job as a xxx at xxx. FICO 780, xxx equity in the subject."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QHDPT0Q2HR9	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	46.339%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx, F.A.
There is a prior mortgage against the subject property that was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument # xxx in the amount of xxx with xxx, F.A. The prior mortgage was re-recorded on xx/xx/2019 with instrument # xxx The release of lien located at "xxx" states that the prior mortgage with instrument #xxx has been satisfied and discharged. UT shows the release of the lien document references only the deed of trust with instrument # xxx
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.375%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.
BWR has 17.33 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 46.339% Tape Value: 46.340% |---| -0.001% |----| -0.00100% Comment: As per loan documents. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.37500%   Tape Value: 437.5000%   Variance: -433.12500%   Variance %: -433.12500%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0MMMM0000000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: PH string is 0MMMM0000000000000000000. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2021."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as NOO at 46.34%. The tape shows the lender failed to obtain the required form 1007 used for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 17.33 years on the job as an xxx at xxx. FICO 780 and xxx equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P6Z0BDEN06G	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	xxx	49.570%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xxx in the amount of xxx with xxx. The subject mortgage was re-recorded on xx/xx/2021 with instrument # xxx to delete the erroneous 1-4 family rider included in the DOT.
There is a junior mortgage against the subject property originated on xx/xx/2023 in favor of xxx #3 xxx in the amount of xxx, which was recorded on xx/xx/2023.
There is an active PACE lien (xxx) against the subject property with the annual assessment in the amount of xxx for the 25 years in favor of the xxx, which was recorded on xx/xx/2016.
There is a civil judgment in the amount of xxx, which was recorded on xx/xx/2021 in favor of xxx. The SSN# mentioned on the document does not match with the subject borrower's SSN.
The 1st installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.1250%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 20 years on the job as a xxx at xxx.
BWR2 receives social security income.
BWR3 has been SE for 20.5 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: As per loan documents. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.12500%   Tape Value: 312.5000%   Variance: -309.37500%   Variance %: -309.37500%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMMMM000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: PH string is 0000MMMMMMMMMMMMMMMMMMMM. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.57%. The tape shows the lender did not obtain the corrected P&L and tax return. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has 20 years on the job as a xxx at xxx. BWR2 receives social security income. BWR3 has been SE for 20.5 years at xxx. FICO 764, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a refinance case, originated on xx/xx/2020, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 reflects Appraisal Fee at xxx. Final CD dated xx/xx/2020 reflects Appraisal Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a refinance case, originated on xx/xx/2020, and the 3-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.57% as the borrower's income is xxx and total expenses are in the amount of xxx and the loan was underwritten by DU Locator xxx PG#xxx and its recommendation is Approve/Eligible with a DTI of 49.57%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZUXHPYCVAE0	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	38.926%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as a xxx at xxx.com, Inc. Previously, BWR had 3.75 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 38.926% Tape Value: 38.930% |---| -0.004% |----| -0.00400% Comment: Borrower DTI ratio percent is 38.926%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 5.00000% Tape Value: 500.0000% Variance: -495.00000% Variance %: -495.00000% Comment: Original stated rate is 5.0000%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows TRID/TILA violation with xxx. Infinity CE report shows the subject loan passed all tests. Further details not provided. Subject originated xx/xx/2023."
																																																																																							* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CX9OHNYN7DC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.625%	180	xx/xx/2021	xx/xx/2021	Commercial	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	29.232%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 in the amount of xxx.
There is an active UCC mortgage against the subject property in favor of xxx, which was originated and recorded on xx/xx/2021.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.83 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 29.232% Tape Value: 29.220% |---| 0.012% |----| 0.01200% Comment: BRW DTI ratio percent is 29.232%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 2.62500%   Tape Value: 262.5000%   Variance: -259.87500%   Variance %: -259.87500%   Comment: Original stated rate is 2.62500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMMM0000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows TRID/TILA violation with xxx. Infinity CE report shows the loan failed the TILA violation due to the finance charge test failure. Further details not provided. Subject originated xx/xx/2021."
* Type of Ownership is Leasehold or Cooperative (Lvl 3) "An alert note of a UT report dated xx/xx/2026 shows that the property is a unit in a co-operative. The subject loan originated on xx/xx/2021 with a maturity date of xx/xx/2036. As per the lease agreement located at "xxx", the lease terms started from xx/xx/2019 until xx/xx/2080."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the initial closing disclosure delivery date test. The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S5MHOY5IK72	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Wyoming	xxx	xxx	xxx	Idaho	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	24.074%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with Book/Page #xxx in the amount of xxx with xxx. The subject mortgage was re-recorded on xx/xx/2021 as document no. xxx to correct the borrower's name.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of xxx on xx/xx/2026.
The water charges for 2025 were due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR2 was qualified using an offer letter as a xxx at xxx. Previously, BWR2 had 2.58 years on the job as xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 24.074% Tape Value: 24.070% |---| 0.004% |----| 0.00400% Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: 1 (Days)   Variance %:    Comment: As per DOT & Final CD Note date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 2.87500%   Tape Value: 287.5000%   Variance: -284.62500%   Variance %: -284.62500%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0MMM00000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient assets. Bank statement in the file shows xxx, and proceeds from the sale of REO of xxx satisfy the cash-to-close requirement of xxx. Further details not provided. The subject loan originated on xx/xx/2021."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YH4DYP2BK9Y	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Jersey	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2021	xxx	Primary	Yes	Yes	Yes	xxx	Not Applicable	23.891%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 in the amount of xxx with xxx.
There is an active junior UCC mortgage against the subject property in favor of xxx, which was recorded on xx/xx/2022.
The annual county taxes for 2025 are exempt.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 23.891% Tape Value: 23.320% |---| 0.571% |----| 0.57100% Comment: Borrower DTI Ratio Percent is 23.321% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.62500%   Tape Value: 362.5000%   Variance: -358.87500%   Variance %: -358.87500%   Comment: Original Standard LTV is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMMM0000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property Address Street is xxx Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient assets, as the bank statement in file shows xxx, and the cash-to-close requirement as per the final CD is xxx. Further details not provided. The subject loan originated on xx/xx/2021."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
Home Warranty paid by Borrower: xxx
Mold Inspection Fee paid by Borrower: xxx
Radon Gas Inspection Fee paid by Borrower: xxx
Structural Inspection Fee paid by Borrower: xxx
Survey Fee paid by Borrower: xxx
Title - Redraw Fee paid by Borrower: xxx
Title Flood Certification paid by Borrower: xxx."
* Type of Ownership is Leasehold Or Cooperative (Lvl 3) "The subject loan originated on xx/xx/2021 with a maturity date of xx/xx/2051. As per the lease agreement located at "xxx" the ground lease is held by 975-995 xxx, and the leasehold expires on xx/xx/2052."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that in total cannot increase more than 10% tolerance test. The initial LE dated xx/xx/2021 reflects the recording fee of xxx. The final CD dated xx/xx/2021 reflects the recording fee of xxx. This is an increase in fee of xxx for charges that in total cannot increase more than 10% test. A valid COC for the increase in fee is not available. The subject loan is a purchase case that originated on xx/xx/2021, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UAXHW1KV3IY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	West Virginia	xxx	xxx	xxx	West Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	34.514%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with instrument # xxx in the amount of xxx with xxx.
There are 2 junior mortgages against the subject property. The first junior mortgage in favor of xxx in the amount of xxx originated on xx/xx/2021 and was recorded on xx/xx/2022 with instrument #xxx, and the second junior mortgage in favor of xxx in the amount of xxx originated on xx/xx/2022, which was recorded on xx/xx/2022 with instrument #xxx
The 1st installment of county taxes for 2025 was paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 income not used for qualification.
BWR2 has 14.41 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 34.514% Tape Value: 34.470% |---| 0.044% |----| 0.04400% Comment: Tape shows borrower DTI ration percent is 34.47%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.12500%   Tape Value: 312.5000%   Variance: -309.37500%   Variance %: -309.37500%   Comment: Tape shows original stated rate is 312.500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000MMMMMMMMM   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is updated by loan auditor.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Not Applicable Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape shows Purpose of refinance per HUD-1 is change in rate/term. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to completion of construction. Final 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."	* Compliance Testing (Lvl 3) "Tape shows subject loan TRID/TILA violation with xxx. Further details not provided. The Infinity CE report shows the loan did not fail any TRID/TILA test. The subject loan was originated on xx/xx/2021, and the 3-year TILA/TRID SOL has expired."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TEWAJZ1M06W	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xxx	xx/xx/2026	Unavailable	No	Not Applicable	Chapter 13	xxx	Unavailable	Not Applicable	xxx	Not Applicable	xxx	4.500%	360	xx/xx/2010	xx/xx/2010	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	PUD	xx/xx/2010	xxx	Primary	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	41.229%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xxx	xxx	3.500%	xxx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2010 and recorded on xx/xx/2010 with instrument #xxx in the amount of xxx with xxx.
There is an active HOA lien against the xxx in favor of the xxx, which was recorded on xx/xx/2011 in the amount of xxx.
There are four active water/sewer/utilities liens against the xxx in favor of xxx, which were recorded on xx/xx/2012, xx/xx/2012, xx/xx/2013, and xx/xx/2016 and were renewed on xx/xx/2017, xx/xx/2017, xx/xx/2018 & xx/xx/2021, respectively, in the total amount of xxx.
There are four junior civil judgments against the borrower in favor of the xxx, which were recorded on different dates in the total amount of xxx.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xxx, and the deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2017.
As per servicing comments dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per servicing comments dated xx/xx/2025, the foreclosure sale was scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure was put on hold. As per the collection comment dated xx/xx/2025, the FC was closed as the loan was reinstated. Further details not available.
According to the PACER, the borrowers, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2018. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.

Foreclosure Comments:As per servicing comments dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per servicing comments dated xx/xx/2025, the foreclosure sale was scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure was put on hold. As per the collection comment dated xx/xx/2025, the FC was closed as the loan was reinstated. Further details not available.
Bankruptcy Comments:According to the PACER, the borrowers, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2018. Schedule D of the voluntary petition was not filed by xxx. The POC was filed by xxx, xxx on xx/xx/2019, with the secured claim amount of xxx and the arrearage amount of xxx. The Chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2020. The debtors shall pay to the trustee per month in the amount of xxx for 60 months. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.	The modification agreement was made between the borrower, xxx, and the lender, xxx, on xx/xx/2017. As per the modified term, the new principal balance is xxx out of which xxx is interest bearing amount. The monthly P&I is xxx with an interest rate of 3.500% beginning on xx/xx/2017 and a maturity date of xx/xx/2042. There is a deferred balance of xxx, and there is no principal forgiven amount. The loan has been modified twice since origination.	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 41.229%   Tape Value: 41.230%   Variance: -0.001%   Variance %: -0.00100%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 16.64063%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.50000%   Tape Value: 350.0000%   Variance: -345.50000%   Variance %: -345.50000%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000044444444323211211210 Tape Value: 009876543232212211321010 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. The subject loan originated on xx/xx/2010. The PH does not show the information about last MI payments.
xx/xx/2026: Seller commented the MI is inactive."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx.

																																																																																								Loan failed TILA APR test due to APR calculated 5.032% exceeds APR threshold 5.315% under disclosed by -0.283%."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J63T9W0XMOR	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.750%	180	xx/xx/2021	xx/xx/2022	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	8.245%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 for the amount of xxx.
There is an active UCC mortgage against the subject property in favor of xxx, which was originated and recorded on xx/xx/2022.
Annual county taxes for 2024 are exempt.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.750%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE owning multiple businesses for 21.25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: 8.245% Tape Value: 8.240% |---| 0.005% |----| 0.00500% Comment: DTI is 8.245%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 2.75000%   Tape Value: 275.0000%   Variance: -272.25000%   Variance %: -272.25000%   Comment: Note reflects rate as 2.75%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMMM0000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is Not Applicbakle   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Note reflects address as xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Loan is limited cash-out. Tape Source: Initial Tape Type:	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "The UT alert shows that the subject is a unit in a cooperative. The subject mortgage was originated on xx/xx/2021 with a maturity date of xx/xx/2037. The lease agreement is available in UT, which is located at "xxx". The lease expiration date is not provided. Reaching out to PT."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows evidence of BWR signed a taxpayer consent is not available. Further details not provided. Subject originated on xx/xx/2021."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2021. Initial CD dated xx/xx/2021 reflects lender credit at xxx. Final CD dated xx/xx/2021 reflects lender credit at xxx. This is decrease of -xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan documents."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "The initial application signed by the loan originator is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70N7E419HOY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Indiana	xxx	xxx	xxx	Indiana	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xxx	Unavailable	No	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	20.000%	Not Applicable	Single Family	xx/xx/2006	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.628%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xxx	Not Applicable	4.875%	xxx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xxx in the amount of xxx with xxx.
There are 2 municipal liens against the xxx in favor of xxx, which were recorded on xx/xx/2015 & xx/xx/2024 in the total amount of xxx.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
According to the collection comment dated xx/xx/2025, the subject property was damaged due to hail. The date of loss is xx/xx/2025, and the borrower received an insurance claim for the loss amount of xxx on xx/xx/2025. No comment indicating the current status or completion of repairs has been found. Subsequent CCs do not show damage.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2020. The BK was discharged on xx/xx/2021 and terminated on xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2020. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. The POC was filed by xxx, xxx on xx/xx/2020, with the secured claim amount of xxx and the arrearage amount of xxx. The amended chapter 13 plan filed on xx/xx/2020 was confirmed on xx/xx/2020. The borrower has promised to make a monthly mortgage payment of xxx for 60 months to the trustee under the chapter 13 plan. The borrower filed chapter 13 on xx/xx/2020, which was converted to chapter 7 on xx/xx/2020. The BK was discharged on xx/xx/2021 and terminated on xx/xx/2021.	The modification agreement was made between the borrower, xxx, and the lender, xxx on xx/xx/2022. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 4.875% beginning on xx/xx/2022 and a maturity date of xx/xx/2051. There is no deferred balance and principal-forgiven amount. The loan has been modified two times since origination.	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -80 (Days)   Variance %:    Comment: Tape shows xx/xx/2022 but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 32.01855%   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.62500%   Tape Value: 487.5000%   Variance: -480.87500%   Variance %: -480.87500%   Comment: Tape shows 487.50000% but audit value shows 6.62500%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Note reflects address as xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test due to the Indiana first lien mortgage lending license and Indiana subordinate lien lending license are not available for loans with a closing date before the act's effective date of xx/xx/2009."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand-dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2Y09VSZWL3X	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Jersey	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Co-op	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	28.206%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 in the amount of xxx with xxx.
There is an active UCC mortgage against the subject property in favor of xxx, which was originated and recorded on xx/xx/2022 with the instrument #xxx
The annual installment of county taxes for 2026 has been exempt.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as an xxx for 14.25 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 28.206% Tape Value: 28.210% |---| -0.004% |----| -0.00400% Comment: BRW DTI ratio percent is 28.206%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.25000%   Tape Value: 325.0000%   Variance: -321.75000%   Variance %: -321.75000%   Comment: Original stated rate is 3.250000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000MMMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to seller to verify active MI status. Payment history shows the last MI payment on xx/xx/2025.
xx/xx/2026: Seller commented the MI is inactive."	* Type of Ownership is Leasehold or Cooperative (Lvl 3) "An alert note of a UT report dated xx/xx/2026 shows that the property is a unit in a co-operative. The subject loan originated on xx/xx/2021 with a maturity date of xx/xx/2051. The leasehold agreement is located at "xxx"xxx.pdf_3030," the leasehold expires on xx/xx/2053."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 28.21%. The tape shows the lender used tax return prior to 90 days of the note date to qualify the BWR. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE as an xxx for 14.25 years. FICO 763, xxx equity in the subject."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
Borrowers Optional Attorney Fee paid by Borrower: xxx Condo-PUD-Coop Home Associate paid by Borrower: xxx. Co-op/Condo Appraisal Management Fee paid by Borrower: xxx Homeowner Association Dues paid by Borrower: xxx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S13QK4QPRZP	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.000%	360	xx/xx/2023	xx/xx/2023	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	xxx	31.277%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xxx	Not Applicable	Unavailable	xxx	xx/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xxx in the amount of xxx with xxx.
There is a UCC finance statement against the subject property in favor of xxx, which was recorded on xx/xx/2023.
There is a prior child support lien in favor of the xxx, which was recorded on xx/xx/2023 in the amount of xxx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The annual combined taxes for 2025 were paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.000%. The current UPB as per tape is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The UPB is not provided in the payment history. Per tape as of xx/xx/2026, the current UPB is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
The loan was modified on xx/xx/2024.
BWR1 has been SE for 9.33 years at xxx.
BWR2 has 16.91 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xxx and the lender xxx, F.A. on xx/xx/2024. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx beginning on xx/xx/2024 with a maturity date of xx/xx/2054. There is no deferred balance and no principal forgiven amount.	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Secured Overnight Financing Rate (SOFR) |---| |----| Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 31.277%   Tape Value: 31.270%   Variance: 0.007%   Variance %: 0.00700%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 61 (Days)   Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 53.41695%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.00000%   Tape Value: 600.0000%   Variance: -594.00000%   Variance %: -594.00000%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0MMM000000000000000000   Tape Value: 00000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Cash Out - Other Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per loan document. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to seller to verify active MI status. PH does not show MI payments. xx/xx/2026: Seller commented the MI is inactive."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.27%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has been SE for 9.33 years at xxx. BWR2 has 16.91 years on the job as a xxx at xxx, FICO 809, and xxx equity in the subject.

																																																																																								xx/xx/2026: Exception downgraded to LVL2 as 3 years SOL has expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NATR0BF0GXF	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Georgia	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	43.384%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape, the occupancy of the subject property is stated as a secondary home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.16 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.384% Tape Value: 43.390% |---| -0.006% |----| -0.00600% Comment: As per loan documents. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.12500%   Tape Value: 712.5000%   Variance: -705.37500%   Variance %: -705.37500%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000000 Tape Value: 00000000000000 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 43.38%. The Lender miscalculated SE income and excluded an auto loan. Revised DTI 63.54%. Lender defect. The subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR is SE with xxx for 5 years, FICO 682, xxx residual income, xxx reserves and xxx equity in the subject property. 0X30 since inception."
* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active PMI status. PH report shows the last MI payment was on xx/xx/2025."	* Compliance Testing (Lvl 3) "Tape and the infinity compliance report show loan failed the QM point and fees test. Further details are not provided."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xxx) QM Points and Fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.154% exceeds APR threshold of 7.850% over by +0.304%."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58OXX9ZA7W2	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	West Virginia	xxx	xxx	xxx	West Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.125%	360	xx/xx/2020	xx/xx/2021	USDA	Fixed	Refinance	xxx	xxx	Streamline Refinance	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.1250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamlined refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: 28 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.12500%   Tape Value: 312.5000%   Variance: -309.37500%   Variance %: -309.37500%   Comment: Original Stated Rate is 3.12500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000011MMMMM000000   Tape Value: 000000000110000000000000   Variance:    Variance %:    Comment: Payment History String is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: Debt consolidation Variance: Variance %: Comment: Purpose of Refinance Per HUD-1 is Change in Rate/ Term. Tape Source: Initial Tape Type:	3: Curable	* Required Documentation Missing (Lvl 3) "The subject loan is USDA and USDA guarantee fee was charged at closing time."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved under the USDA Streamline program. Tape shows VOE is missing. Further details not provided. Lender defect. Subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has 2 years on the job as a xxx at xxx, FICO 656, and xxx equity in the subject."
* MI, FHA or MIC missing and required (Lvl 2)     "Loan guaranty certificate is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3IIOHA0YPZA	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Connecticut	xxx	xxx	xxx	New York	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	49.224%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
There is one junior mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xxx with xxx.
The 1st and 2nd installments of city taxes for 2024 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.130%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xxx.
Unable to determine the reason for the default.
As per the tape, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as an xxx at xxx. Additionally, BWR has 1.33 years on the job as an xxx with xxx. Previously, BWR had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.224% Tape Value: 48.880% |---| 0.344% |----| 0.34400% Comment: Borrower DTI Ratio percent is 19.902% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original LTV is xxx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.12500%   Tape Value: 512.5000%   Variance: -507.37500%   Variance %: -507.37500%   Comment: Original Standard rate is 5.125%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMMM0000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History String ia Not Applicable   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property Address Street is xxx. Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FFI8MH1DAFX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Minnesota	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	27.044%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is a prior criminal judgment (xxx) against the borrower in favor of the xxx, which was recorded on xx/xx/2015. The amount of judgment is not available.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the tape, the subject property occupancy is stated as a second home.
No details pertaining to the damage to the subject property have been observed.
BWR was qualified using asset depletion income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 27.044% Tape Value: 23.950% |---| 3.094% |----| 3.09400% Comment: Borrower DTI ratio percent is 27.044%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -2.89017%   Comment: Original appraised value is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.75000%   Tape Value: 775.0000%   Variance: -767.25000%   Variance %: -767.25000%   Comment: Original stated rate 7.75000%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000MM Tape Value: 000000000 Variance: Variance %: Comment: PH string is 000000000MM. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 27.04%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR was qualified using asset depletion income, FICO 687, 0X30 since inception, and xxx equity in the subject."		* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by borrower is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RIMM0NWXBOR	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.125%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2015	xxx	Primary	Yes	Yes	No	Unavailable	Not Applicable	33.645%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2025, respectively.
The annual combined taxes for 2025 are due in the amount of xxx on xx/xx/2026.
The annual water/sewer charges are delinquent in the amount of xxx, which is good through xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.125%. The current UPB as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the BPO report dated xx/xx/2025 located at "xxx" the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property was damaged. The same dated comment states that 89% of the inspection was pending for the next draw. The nature of the damage and estimated cost of repair are not available in the collection comments. No comment has been made regarding completion of repair. Subsequent CCs do not show damage.

BWR has 10.11 years on this job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Good Faith Estimate HUD-1 Closing Statement	Field: Borrower DTI Ratio Percent Loan Value: 33.645% Tape Value: 33.520% |---| 0.125% |----| 0.12500% Comment: Tape shows borrower DTI ratio percent is 33.52%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -47.27272%   Comment: Current value is xxx. Tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx. Tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.12500%   Tape Value: 412.5000%   Variance: -408.37500%   Variance %: -408.37500%   Comment: Original Stated Rate is 4.12500%. Tape shows 412.50000%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0MMMM0000000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Payment history string is 0MMMM0000000000000000000. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 is not signed by the BWR."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 33.64%. Tape shows an ineligible employment contract. Further details not provided. Lender defect. The subject loan originated on xx/xx/2015, and the 3-year SOL has expired. BWR has 10.11 years on this job as an xxx."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by xxx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AQ5IEPNWOSV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	30.204%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book #xxx, Page #xxx, in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xxx on xx/xx/2023 and xx/xx/2024.
The annual county taxes for 2025-2026 have been paid in the total amount of xxx on xx/xx/2024 and xx/xx/2025.
The annual utilities/MUD charges for 2026 are due in the amount of xxx on xx/xx/2026.
The annual utilities/MUD charges for 2025 are delinquent in the amount of xxx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property was damaged, and the repair cost is xxx. The type of damage is not available. As per the comment dated xx/xx/2025, the borrower received a loss draft check in the amount of xxx on xx/xx/2025. As per the comment dated xx/xx/2026, the repairs are 95% completed, and the borrower has been approved for a depreciation check in the amount of xxx. Further details were provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 5.41 years at xxx.
BWR2 has been SE for 3.41 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Tape shows borrower #1 middle name is xxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 30.204%   Tape Value: 30.200%   Variance: 0.004%   Variance %: 0.00400%   Comment: Tape shows borrower DTI ratio percent is 30.200%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.62500%   Tape Value: 862.5000%   Variance: -853.87500%   Variance %: -853.87500%   Comment: Tape shows stated rate is 862.500%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000MM Tape Value: 0000000 Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan failed for HPML and is non-compliant. Infinity CE failed for HPML. Further details are not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated  9.021% exceeds APR threshold of 8.120% over by   +0.901%.  Loan failed Qualified Mortgage APR Threshold Test due to APR calculated  9.021% exceeds APR threshold of 8.870% over by +0.151%.  Loan fails Qualified mortgage lending policy points and fees test due to fees charged xxx Exceeds fees threshold of xxx over by +xxx.  The below fees were included in the test: Mortgage Broker Fee paid by Borrower: xxx Points - Loan Discount Fee paid by Borrower: xxx Underwriting Fee paid by Borrower: xxx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xxx) QM points and fees test due to Fees charged  xxx Exceeds Fees threshold of xxx by +xxx.

The below fees were included in the test: Mortgage Broker Fee paid by Borrower: xxx Points - Loan Discount Fee paid by Borrower: xxx Underwriting Fee paid by Borrower: xxx Loan failed the GSE (xxx) QM APR test due to APR calculated 9.021% exceeds APR threshold of 8.870% over by +0.151%."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 9.071% exceeding the APR threshold of 8.120% by +0.951%. This loan is compliant with regulation 1026.35(xxx), (xxx), and (xxx).

																																																																																								xx/xx/2026 : SOL has expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xxx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S4MG2H99QCK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xxx	Unavailable	Not Applicable	xxx	Not Applicable	xxx	7.730%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	19.011%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xxx	xxx	4.250%	xxx	xx/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with Book/Page #xxx in the amount of xxx with xxx, FSB, its successors, and/or assignees.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024, 2025, and 2026 has been paid in the amount of xxx on different dates.
The annual water charges for 2026 have been delinquent in the amount of xxx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.250%. The current UPB reflected as per the payment history is xxx and the deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for the default.
As per the tape, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2013.
No foreclosure activity has been found.
According to the PACER, the borrower filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2017. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2017. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. The POC was filed by xxx, xxx, on xx/xx/2018, with the secured claim amount of xxx and the arrearage amount of xxx. The amended Chapter 13 plan was filed on xx/xx/2018 and confirmed on xx/xx/2019. The modified chapter plan 13 was filed on xx/xx/2019. The borrower has promised to make varying monthly payments for 60 months. The plan reflects arrearage for the subject loan totaling xxx, and the trustee has committed to pay monthly payments of xxx for 30 months toward the arrearage. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.	The modification agreement was made between the borrower, xxx, and the lender, xxx, on xx/xx/2013. As per the modified term, the new principal balance is xxx, out of which xxx is the deferred balance and xxx is the interest-bearing amount. The monthly P&I is xxx with an interest rate of 4.250% beginning on xx/xx/2013 and a maturity date of xx/xx/2053. There is no principal forgiven amount. The loan has been modified twice since origination.	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy is not aopplicable Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable .   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.00053%   Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2008   Variance: -17 (Days)   Variance %:    Comment: First payment is date is xx/xx/2007   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 16.95269%   Comment: Original stated p&i is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.73000%   Tape Value: 425.0000%   Variance: -417.27000%   Variance %: -417.27000%   Comment: Original stated rate is 7.7300%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000000MMMMMM0000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Payment History String is Not Applicable Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5EW2JDX3PQG	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Jersey	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2023	xx/xx/2023	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	2 Family	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	37.377%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of town taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of town taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The annual water charges for 2025-2026 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the tape is xxx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.83 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Transmittal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 37.377% Tape Value: 42.150% |---| -4.773% |----| -4.77300% Comment: Borrower DTI Ratio Percent is 27.353%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -27.30030%   Comment: Original Stated P&I is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.12500%   Tape Value: 712.5000%   Variance: -705.37500%   Variance %: -705.37500%   Comment: Original Stated Rate is 7.125%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: MMMMMMMMMMMMMMMMMMMMMMMM Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 24.03%. Review of file shows a WVOE that appears to be similar to 4 other WVOE's in the pool all with xxx. Lender defect. Subject originated xx/xx/2023 and the 3 year SOL is active."	* Compliance Testing (Lvl 3) "Tape and the Infinity CE report show the subject loan is an HPML. Further details not provided."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the state regulations for the prohibited fees test.
The below fees were included in the test:
Buyer Attorney Fee paid by Borrower: xxx
Survey paid by Borrower: xxx
Title - Filed Notice of Settlement paid by Borrower: xxx
Title - Tidelands paid by Borrower: xxx
Title - Transaction Management Fee paid by Borrower: xxx
Title -Closing Service Letter paid by Borrower: xxx."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case originated on xx/xx/2023, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2WYDYWZYHDE	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.125%	180	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	27.591%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 in the amount of xxx with xxx.
There is an active UCC mortgage against the subject property in favor of xxx, which originated on xx/xx/2024 and was recorded on xx/xx/2024 with instrument #xxx
The annual installments of combined taxes for 2026 have been exempt.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.125%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.91 years on the job as an xxx at xxx. Additionally, BWR1 has been SE for 3.33 years at xxx.
BWR2 has been SE for 3.33 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 27.591% Tape Value: 27.592% |---| -0.001% |----| -0.00100% Comment: tape shows Borrower DTI ratio percent is 27.592%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original standard LTV xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.12500%   Tape Value: 512.5000%   Variance: -507.37500%   Variance %: -507.37500%   Comment: Tape shows stated rate is 512.500%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMM000000 Tape Value: 00000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the late fees test due to the late fee charged of 5.000% exceeds the fee threshold of 2.000% by 3.000%."
																																																																																							* Type of Ownership is Leasehold or Cooperative (Lvl 3) "An alert note of a UT report dated xx/xx/2026 shows that the property is a unit in a cooperative. The subject loan originated on xx/xx/2024 with a maturity date of xx/xx/2040. The subject leasehold agreement is in the file located at "xxx" and the leasehold term expires on xx/xx/2085."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FI01XTFXYAJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	Yes	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.000%	360	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	23.479%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2016	xxx	Not Applicable	4.851%	xxx	xx/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2014 with Book/Page #xxx in the amount of xxx with xxx.
There are 11 junior state tax liens against the xxx in favor of the xxx, which were recorded on different dates in the total amount of xxx.
There are 4 junior civil judgments against common names of the current owner of the property in favor of xxx, which were recorded on different dates for the total amount of xxx.
The 1st and 2nd installments of combined taxes for 2023 were paid in the total amount of xxx on xx/xx/2023 and xx/xx/2023.
The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of xxx on xx/xx/2024 and xx/xx/2024.
The 1st and 2nd installments of combined taxes for 2025 were paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
Annual water charges for 2026 are due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.85%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xxx.
As per the comment dated xx/xx/2024, the reason for the default is excessive obligation.
The loan was modified on xx/xx/2016.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower, Estate of xxx, and lender xxx, with an effective date of xx/xx/2016, and the new modified unpaid principal balance is xxx. The modified monthly P&I of xxx with an interest rate of 3.49% starting on xx/xx/2016, which will be changed in four steps until the new maturity date of xx/xx/2056. The rate will change in four steps, which end with 4.851%. There is no deferred balance. There is a principal forgiven in the amount of xxx.	Good Faith Estimate Hazard Insurance Initial 1003_Application Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 11.93046%   Comment: Original Stated P&I is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.00000%   Tape Value: 485.1000%   Variance: -480.10000%   Variance %: -480.10000%   Comment: Original Stated Rate is 5.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000100100000000000M   Tape Value: 000000010010000000000000   Variance:    Variance %:    Comment: Payment History String is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per HUD-1 is No Cash-out. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows a non-compliant HPML loan. Infinity CE report shows the subject did not fail the HPML test. The subject originated on xx/xx/2013."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Evidence of hazard insurance is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29NV7L6EVQ4	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Delaware	xxx	xxx	xxx	Delaware	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2021	xxx	Primary	Yes	Yes	Yes	xxx	Not Applicable	32.163%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xxx. As per the collection comment dated xxx/xxx/20255, the payments made in May 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13.41 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 32.163% Tape Value: 32.160% |---| 0.003% |----| 0.00300% Comment: BWR DTI ratio percent is 32.163%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.50000%   Tape Value: 350.0000%   Variance: -346.50000%   Variance %: -346.50000%   Comment: Original Standard rate is 3.5000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000MMMMM0000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the asset documentation is aged, and no bank statement is available in the loan file. The cash-to-close requirement is xxx and the final CD reflects the borrower receiving cash to in the amount of xxx at closing. Further details not provided. Subject originated on xx/xx/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails the compliance, ease of delivery, and timing tests for the initial closing disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is less than 3 business days before the consummation date of xx/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects a Points - Loan Discount Fee at xxx. The CD dated xx/xx/2021 reflects a Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/2021, and the TRID SOL of 3 years has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FEO05KR8PVP	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2024	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	38.183%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
There are multiple ECB liens against the xxx in favor of the xxx, which were recorded on different dates, in the total amount of xxx.
There are multiple prior civil judgments against the borrower in favor of xxx, which were recorded on xx/xx/2024 in the amount of xxx.
There are multiple civil judgments against the borrower in favor of xxx, which were recorded on xx/xx/2026 and xx/xx/2026 in the amount of xxx.
There are multiple prior state tax warrants against the xxx, in favor of the xxx, which were recorded on xx/xx/2008 in the amount of xxx.
There are multiple state tax warrants against the xxx, in favor of the xxx, which were recorded on xx/xx/2025 and xx/xx/2025 in the total amount of xxx.
The 1st, 2nd, and 3rd installments of borough taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The 4th installment of borough taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the tape is xxx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 38.183% Tape Value: 56.160% |---| -17.977% |----| -17.97700% Comment: As per the document, the borrower DTI ratio percent type is 38.183%, but the tape shows 56.160%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment: As per the document, the occupancy at origination (xxx) is investor, but the tape shows primary.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document, the original standard LTV is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -13.06457%   Comment: As per the document original stated, P&I is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.12500%   Tape Value: 712.5000%   Variance: -705.37500%   Variance %: -705.37500%   Comment: As per the document, the original stated rate is 7.12500%, but the tape shows 712.50000%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: MMMMMMMMMMMMMMMMMM Tape Value: 000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 38.18%. Review of file shows a WVOE that appears to be similar to 4 other WVOE's in the pool all with xxx. Lender defect. Subject originated xx/xx/2024 and the 3 year SOL is active."
* Occupancy concerns - (Lvl 4) "The subject was approved as OO at 38.18%. The transmittal summary reflects occupancy status as primary residence. The final application, occupancy statement, and affidavit of occupancy reflect the status as an investment."	* Compliance Testing (Lvl 3) "Tape shows non-compliant HPML. Further details not provided. The subject loan is NOO, and Infinity did not perform a regulatory compliance test."
																																																																																							* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan documents. The subject is a NOO purchase originated on xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XTXWVTY5LWS	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2024	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	33.126%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
There is one prior state tax warrant against the xxx in favor of the xxx, which was recorded on xx/xx/2011 with warrant ID #xxx in the amount of xxx.
There is one state tax warrant against the xxx in favor of the xxx, which was recorded on xx/xx/2025 with warrant ID #xxx in the amount of xxx.
There are seven ECB liens against the xxx in favor of the xxx in the total amount of xxx, which were recorded on different dates.
There is one prior criminal judgment against the borrower in favor of the xxx, which was recorded on xx/xx/2017 in the amount of xxx.
There is one criminal judgment against the borrower in favor of the xxx, which was recorded on xx/xx/2024 in the amount of xxx.
There are three prior civil judgments against the borrower in favor of xxx, which were recorded on different dates in the total amount of xxx.
There are four PVB judgments against the borrower in favor of xxx, which were recorded on different dates in the amount of xxx.
The 1st, 2nd, and 3rd installments of borough taxes for 2026 have been paid in the amount of xxx on different dates.
The 4th installment of borough taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received date. The current P&I is xxx with an interest rate of 7.130%. The current UPB reflected as per the tape is xxx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 2.41 years on the job as xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 33.126% Tape Value: 44.600% |---| -11.474% |----| -11.47400% Comment: As per the document borrower xxx percent 27.501% but tape shows 44.600%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment: As per the document Occupancy at origination Investor.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document original Standard LTV xxx but tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -14.45408%   Comment: As per the document, the original stated P&I was xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.12500%   Tape Value: 712.5000%   Variance: -705.37500%   Variance %: -705.37500%   Comment: As per the document original stated rate is 7.12500% but tape shows as 712.50000%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: MMMMMMMMMMMMMMMMM Tape Value: 00000000000000000 Variance: Variance %: Comment: PH string is MMMMMMMMMMMMMMMMM. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject approved at 38.18%. Review of file shows a WVOE that appears to be similar to 4 other WVOE's in the pool all with xxx. Lender defect. Subject originated xx/xx/2024 and the 3 year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal is as is. The improvement section and photo addendum show some cosmetic repairs, such as repairing some of the kitchen cabinet doors, and parts of the flooring are in need of repair. The estimated cost to cure is xxx. 1004d completion report is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Subject is an NOO purchase."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject was approved as NOO. The tape shows a non-compliant HPML loan. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CCV0BSKMMNE	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Alaska	xxx	xxx	xxx	Alabama	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.000%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	Unavailable	Not Applicable	12.292%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 are exempt.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 9.99 years on the job as a xxx with xxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report HUD-1 Closing Statement Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current Value is N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: 30 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV).   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.00000%   Tape Value: 400.0000%   Variance: -396.00000%   Variance %: -396.00000%   Comment: Original Stated Rate is 4.00000%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMM00000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Payment History String is 0000MMMMMMMMMMMMMMMMMMMM. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient assets by xxx. DU does not show assets required for closing and reserves. Further details not provided. The subject loan originated on xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD is missing from the loan file. CE was tested using the initial CD."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges in total cannot increase more than a 10% tolerance test. The LE dated xx/xx/2019 reflects the sum of Section C fees and recording fees at xxx. The CD dated xx/xx/2020 reflects the sum of Section C and the recording fee at xxx. This is a cumulative increase of +xxx for charges that in total cannot increase more than 10% of the test. The COC for an increase in fee is missing from the loan documents.  The subject loan is a refinance case that originated on xx/xx/2020, and the 3-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 4.618%, which exceeds the APR threshold of 4.390% by +0.228%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xxx), (xxx), and (xxx).

Loan failed the QM Safe Harbor Test threshold test due to the APR calculated at 4.618%, which exceeds the APR threshold of 4.390% by +0.228%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan document."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan document."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UQX0ZOL7AR3	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Mexico	xxx	xxx	xxx	New Mexico	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	19.978%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 year on the job as an xxx at xxx. Previously, BWR had 21.58 years as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 19.978% Tape Value: 19.950% |---| 0.028% |----| 0.02800% Comment: Borrower DTI Ratio Percent is 19.978%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 2.75000%   Tape Value: 275.0000%   Variance: -272.25000%   Variance %: -272.25000%   Comment: Original Stated Rate is 2.75000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0MMMM0000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history updated by loan auditor.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of Refinance Per HUD-1 is No Cash-Out. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the LTV validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at xxx. CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xxx.
Loan estimate dated xx/xx/2021 does not reflect Survey Fee. CD dated xx/xx/2021 reflects Survey Fee at xxx.
This is a cumulative increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IYEO33TSPFY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	3 Family	xx/xx/2020	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	33.884%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with instrument # xxx in the amount of xxx with xxx.
There is prior notice of pendency of action for monetary judgment against the borrower in favor of xxx, which was recorded on xx/xx/2004 and xx/xx/2012. The amount of the judgment is not mentioned in the supporting documents.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape, the subject property's occupancy is stated as an investor.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a xxx for 10 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 33.884% Tape Value: 33.370% |---| 0.514% |----| 0.51400% Comment: BWR DTI ratio percent 34.89% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value N.A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original LTV xxx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.37500%   Tape Value: 337.5000%   Variance: -334.12500%   Variance %: -334.12500%   Comment: Original stated rate 3.375%   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMMMM000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is a NOO refinance. Subject originated on xx/xx/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject is NOO and approved at 33.88%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE as a xxx for 10 years, FICO 793, and xxx equity in the subject."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y27Q3PSQEIK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	63.317%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of borough taxes for 2026 have been paid in the amount of xxx on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The 4th installment of borough taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The annual water charges for 2026 are delinquent in the amount of xxx, which is due on xx/xx/2026.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the tape is xxx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.83 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 63.317% Tape Value: 58.700% |---| 4.617% |----| 4.61700% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -12.88386%   Comment: Original P&I is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.12500%   Tape Value: 712.5000%   Variance: -705.37500%   Variance %: -705.37500%   Comment: Original stated rate is 7.125%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: MMMMMMMMMMMMMM Tape Value: 00000000000000 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 33.64%. Review of file shows a WVOE that appears to be similar to 4 other WVOE's in the pool all with xxx. Lender defect. Subject originated 9/18//2024 and the 3 year SOL is active."	* Compliance Testing (Lvl 3) "Tape shows the loan is a non-compliant HPML. Further details not provided. Infinity compliance results show that the loan failed the HPML test. Subject loan is not escrowed."
* Occupancy concerns - (Lvl 3) "The subject was approved as OO. The occupancy affidavit in the file erroneously shows the property will be occupied as primary and investment both, and the 1003 also shows the property is NOO. Further details were not provided."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 9.095% exceeds the APR threshold of 9.050% by 0.045%. Subject loan is not escrowed.
																																																																																								Subject loan originated on xx/xx/2024, and the 1-year affirmative defense period has expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A9R6I8MOV9L	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Utah	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.375%	360	xx/xx/2009	xx/xx/2009	FHA	Fixed	Cash Out	xxx	xxx	Unavailable	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xxx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xxx	Not Applicable	5.380%	xxx	xx/xx/2014	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.38%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
The loan was modified on xx/xx/2014.
As per the comment dated xx/xx/2026, the reason for default is excessive obligations.
According to the collection comment dated xx/xx/2025, there is a dispute for the payment. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the foreclosure was initiated in 2025. As per the servicing comment dated xx/xx/2025, the foreclosure process has been closed due to reinstatement. Further details are not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated in 2025. As per the servicing comment dated xx/xx/2025, the foreclosure process has been closed due to reinstatement. Further details are not provided.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower, xxx, and the lender, xxx and the new modified unpaid principal balance is xxx. The modified monthly P&I payment is xxx with an interest rate of 5.380%, starting on xx/xx/2014, which will change in four steps until the new maturity date of xx/xx/2054. The rate will change in four steps, ending at 5.380%. There is no deferred balance, and the forgiven balance amount is xxx.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2014   Tape Value: xx/xx/2014   Variance: -143 (Days)   Variance %:    Comment: Doc date of last modification is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 6.95711%   Comment: Original stated P&I is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.37500%   Tape Value: 538.0000%   Variance: -532.62500%   Variance %: -532.62500%   Comment: Original stated rate is 5.37500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 021044321000010000000000   Tape Value: 105432100001002000000000   Variance:    Variance %:    Comment: Payment history string is NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. The subject loan originated on xx/xx/2009. The PH does not show the information about last MI payments.
xx/xx/2026: Seller commented the MI is inactive."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Tape and review of file show missing HUD. Further details not provided. Subject originated on xx/xx/2009."
* Property is Manufactured Housing (Lvl 3) "The home is affixed. As per the updated title report, the subject property type is a manufactured home. The manufactured home affidavit of affixation attached with the recorded mortgage located at "xxx" state that the manufactured home with serial # xxx has been affixed to the permanent foundation. Scheduled B of TPOL (xxx) shows exception for affidavit of affixture recorded on xx/xx/2009 as entry no. xxx."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GGHYWL320A7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	West Virginia	xxx	xxx	xxx	West Virginia	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.486%	181	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xxx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xxx	Not Applicable	9.486%	xxx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
The water charges for 2025 are delinquent in the amount of xxx, which is due on xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.486%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
The loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx on xx/xx/2021. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 9.486% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal-forgiven amount.	Initial 1003_Application Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows xxx and Audit value N/A. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -24 (Days)   Variance %:    Comment: Tape shows xx/xx/2021 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -0.00012%   Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 111.33163%   Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.48600%   Tape Value: 948.6000%   Variance: -939.11400%   Variance %: -939.11400%   Comment: Tape shows 948.60000% and Audit value 9.48600%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000121011213213   Tape Value: 000000000001210112132132   Variance:    Variance %:    Comment: PH string is 000000000000121011213213.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows xxx and Audit value xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the state regulations for the late fees test due to late fees charged of xxx exceeds fees late fees threshold of xxx over by xxx."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6HO7ELSV81Z	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	45.123%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	5.000%	xxx	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with Book/Page #xxx in the amount of xxx with xxx.
According to the updated title report dated xx/xx/2026, there is a prior mortgage on the subject property in the amount of xxx, originated on xx/xx/2005 with lender xxx on xx/xx/2006. This mortgage was subordinated to the subject mortgage.
There are two junior civil judgments against the borrower in favor of xxx recorded on different dates in the total amount of xxx.
There is one junior credit card judgment against the borrower in favor of xxx recorded on xx/xx/2024 in the amount of xxx.
The 1st and 2nd installments of county taxes for 2023 have been paid in the total amount of xxx on xx/xx/2023 and xx/xx/2023.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xxx on xx/xx/2024 and xx/xx/2024.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
The annual water/sewer charges for 2025 are due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.000%. The current UPB xxx and the deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xxx, an interest rate of 6.87500%, and a maturity date of xx/xx/2007. The P&I as per current payment history is xxx with rate of interest is 5.000%. There is a difference in P&I and rate of interest with respect to the note. As per the seller's tape data, the loan has been modified. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.123% Tape Value: 41.810% |---| 3.313% |----| 3.31300% Comment: DTI is 45.12% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 25.00000%   Comment: Current value xxx.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2020   Variance:    Variance %:    Comment: Last MOD is NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2007   Variance: 31 (Days)   Variance %:    Comment: First payment date is xx/xx/2007   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV is xxx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 58.17811%   Comment: Stated PI is xxx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.87500%   Tape Value: 500.0000%   Variance: -493.12500%   Variance %: -493.12500%   Comment: Stated rate is 6.875%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001321MMMMMM000000000   Tape Value: 000132100000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2060 Variance: Variance %: Comment: Stated maturity date is xx/xx/2037 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed TILA finance charge test. Finance charge disclosed on the final TIL is xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. The subject loan is a refinance, originated on xx/xx/2007, and the SOL is 3 years.

This loan failed the TILA foreclosure rescission finance charge test due to the finance charge disclosed on the final TIL as xxx. The calculated finance charge is xxx for an under disclosed amount of -xxx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ONCYJS4DL3A	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	xxx	46.785%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
As per tape data, the subject mortgage was originated on xx/xx/2021 in the amount of xxx with xxx.
There are two prior active UCC mortgages against the subject property in favor of xxx and xxx. which were originated and recorded on xx/xx/2008 and xx/xx/2015, respectively.
There is an active UCC mortgage against the subject property in favor of xxx, which was originated and recorded on xx/xx/2021.
There is a prior civil judgment against the subject borrower in favor of the xxx, which was recorded on xx/xx/2014 in the amount of xxx.
The annual installment of combined taxes for 2026 has been exempt. The amount of the installment is not provided.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied to the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.875%. The current UPB, as reflected in the payment history, is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xxx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has been SE for 15.5 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 46.785% Tape Value: 46.720% |---| 0.065% |----| 0.06500% Comment: BRW DTI ratio percent is 46.785%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 2.87500%   Tape Value: 287.5000%   Variance: -284.62500%   Variance %: -284.62500%   Comment: Original stated rate is 2.87500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMMM0000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx. Tape Source: Initial Tape Type:	3: Curable	* Type of Ownership is Leasehold or Cooperative (Lvl 3) "An alert note of a UT report dated xx/xx/2026 shows that the property is a unit in a cooperative. The subject loan originated on xx/xx/2021 with a maturity date of xx/xx/2051. As per the lease agreement located at "xxx", page #xxx, the lease terms started from xx/xx/2004 until xx/xx/2085."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 28.08%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has been SE for 15.5 years at xxx, FICO 801, and xxx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2021. Initial LE dated xx/xx/2020 reflects lender credit at xxx. Final CD dated xx/xx/2021 does not reflect lender credit. This is decrease of -xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 46.71%, as the borrower income is xxx and total expenses are in the amount of xxx, and the loan was underwritten by DU (xxx), and its recommendation is "xxx" with a DTI of 46.71%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43JMHNJRI0A	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	27.088%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.000%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 1 year on the job as an xxx at xxx.
BWR2 has 6 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 27.088% Tape Value: 23.850% |---| 3.238% |----| 3.23800% Comment: As per 1008 DTI is 27.08%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per Appraisal document LTV is xxx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.00000%   Tape Value: 400.0000%   Variance: -396.00000%   Variance %: -396.00000%   Comment: As per Note document interest rate is 4.0%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMMM0000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 27.08%. The tape shows missing VOE. Further details are not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 1 year on the job as an xxx at xxx. BWR2 has 6 years on the job as a xxx at xxx, FICO 680, and xxx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(xxx)(xxx)(xxx)(xxx)) A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2022."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2022. The initial LE dated xx/xx/2021 reflects lender credit at xxx. The final CD dated xx/xx/2022 does not reflect lender credit. This is a decrease of +xxx for a fee that has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The intent to proceed document is missing from the loan document."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RSFSP8A4E3W	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Vermont	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	10.249%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	5.000%	xxx	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with book/page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xxx and the deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
As per tape data, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xxx, a rate of interest of 10.249%, and a maturity date of xx/xx/2036. The P&I as per payment history is xxx, and the rate of interest is 5.000%. There is a difference in P&I and rate of interest with respect to the note. As per the seller's tape data, the loan was modified on xx/xx/2013. The modification agreement is missing from the loan file.	Credit Report HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: Deferred balance amount is NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2013   Variance:    Variance %:    Comment: Doc date of last modification is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 59.94919%   Comment: Original stated P&I is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.24900%   Tape Value: 500.0000%   Variance: -489.75100%   Variance %: -489.75100%   Comment: Original stated rate is 10.24900%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2039 Variance: Variance %: Comment: Stated maturity date is xx/xx/2036. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows non-compliant rate spread loan (xxx). Further details not provided. Infinity did not perform a regulatory compliance test, as the final HUD-1 is missing from the loan documents. The subject originated on xx/xx/2006."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. Redfin search shows an estimated value of xxx. Current UPB is xxx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IV7M6TNSNNG	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Tennessee	xxx	xxx	xxx	Tennessee	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.250%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	34.206%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.250%. The current UPB reflected as per payment history is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is self-employed and has been running multiple businesses for 14.33 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 34.206% Tape Value: 34.310% |---| -0.104% |----| -0.10400% Comment: Borrower DTI ratio percent is 34.206%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.25000%   Tape Value: 825.0000%   Variance: -816.75000%   Variance %: -816.75000%   Comment: Original stated rate is 8.25000%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000MMMMMMMMMMMMM Tape Value: 000011 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 34.21%. The tape shows VOE is missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR is self-employed and has been running multiple businesses for 14.33 years. FICO 777, xxx equity in the subject."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WGNSYMUY28K	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	xxx	41.875%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property that was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11 years on the job as a xxx at xxx.
BWR2 has 3.25 years on the job as a xxx at xxx.
BWR3 has 10.25 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 41.875% Tape Value: 41.260% |---| 0.615% |----| 0.61500% Comment: Borrower DTI ratio percent is 40.034%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per appraisal document current value is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per appraisal document original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.50000%   Tape Value: 350.0000%   Variance: -346.50000%   Variance %: -346.50000%   Comment: As per note document original stated rate is 3.50%   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000MMMM0000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Required Documentation Missing or Incomplete (Lvl 3) "The subject loan has a single-premium MI plan, and the full amount for MI is charged at closing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.03%. Tape shows the paystub used is dated more than 120 days prior to the application date. Revised DTI is 41.26%. Further details are not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 11 years on the job as a xxx at xxx. BWR2 has 3.25 years on the job as a xxx at xxx. BWR3 has 10.25 years on the job as a xxx at xxx, FICO 732, xxx equity in the subject, and xxx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SFJ5HUP3UDO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Minnesota	xxx	xxx	xxx	Minnesota	xxx	xxx	Yes	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.540%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2015	xxx	Primary	Yes	Yes	No	xxx	xxx	21.172%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	xxx	7.540%	xxx	Unavailable	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xxx in the amount of xxx with xxx.
There is a junior state tax lien against the xxx in favor of the xxx, which was recorded on xx/xx/2022 in the amount of xxx. The supporting document reflects the above-said lien is upon the personal and real property of the defendant.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xxx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.540%. The current UPB reflected as per the payment history is xxx and the deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the comment dated xx/xx/2024, the reason for the default is the illness of the primary borrower.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive social security and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xxx, an interest rate of 7.540%, and a maturity date of xx/xx/2045. The P&I as per the payment history is xxx, and the rate of interest is 7.540%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file. As per the payment history, the deferred balance is xxx.	Good Faith Estimate Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 21.172% Tape Value: 19.310% |---| 1.862% |----| 1.86200% Comment: Tape shows the Borrower DTI Ratio Percent 19.310%, but the audit value shows Unavailable. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the Current Value xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2015   Variance:    Variance %:    Comment: Tape shows the Doc Date of Last Modification xx/xx/2015, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the Original Standard LTV (OLTV) xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 146.17002%   Comment: Tape shows the Original P&I xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.54000%   Tape Value: 754.0000%   Variance: -746.46000%   Variance %: -746.46000%   Comment: Tape shows the Original Stated Rate 754.00000%, but the audit value shows 7.54000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000001MMMMM0000000   Tape Value: 000000000X10010000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2045 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and the Infinity CE report show the loan failed the HPML test. Further details not provided."
* Loan does not conform to program guidelines (Lvl 3) "The tape shows the borrower is not a U.S. citizen, and the required documentation to evidence eligible residency status was not provided in the file. Bank statements were missing. Further details not provided. Subject originated on xx/xx/2015."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 7.570% exceeds the APR threshold of 5.300% over by +2.270%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand-dated by the borrower."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5WBY9QVBM61	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.375%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2022	xxx	Primary	Yes	Yes	Yes	xxx	xxx	45.414%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 in the amount of xxx.
There is an active prior UCC mortgage against the subject property in favor of xxx, which was originated and recorded on xx/xx/2012.
There are 3 ECB liens in favor of the xxx, which were recorded on different dates in the total amount of xxx.
There are 2 prior civil judgments against the borrower in favor of xxx and xxx&xxx which were recorded on xx/xx/2022 in the total amount of xxx. The SSN is not mentioned on the supportive document.
There are six civil judgments against the borrower in favor of xxx, which were recorded on xx/xx/2026 in the total amount of xxx. The SSN is not mentioned on the supportive document.
The annual combined taxes for 2026 have been exempt.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
The loan has not been modified since origination.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR1 has 39.83 years on the job as a xxx at xxx. Additionally, BWR1 receives social security income, and BWR1 is self-employed and has been running multiple businesses for 38.25 years.
BWR2 has been SE for 38.25 years at xxx. Additionally, BWR2 has been SE for 18.58 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.414% Tape Value: 47.380% |---| -1.966% |----| -1.96600% Comment: Tape shows Borrower DTI Ratio Percent is 47.380% but audit value is given as 44.779%. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows Original Standard LTV is xxx but audit value is given as xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 2.37500%   Tape Value: 237.5000%   Variance: -235.12500%   Variance %: -235.12500%   Comment: Tape shows Original Stated rate is 237.50000% but audit value given as 2.37500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMMM0000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows subject loan TRID/TILA violation with xxx. Further details not provided. The Infinity CE report shows the loan failed charges that cannot increase the test. The subject loan was originated on xx/xx/2022."
* Type of Ownership is Leasehold or Cooperative (Lvl 3) "An alert note of a UT report dated xx/xx/2026 shows that the property is a unit in a co-operative. The subject loan originated on xx/xx/2022 with a maturity date of xx/xx/2037. As per the lease agreement located at "xxx", the lease terms started from xx/xx/2012 until xx/xx/2070."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.52%. The tape reflects an increased DTI of 47.38%. Further details not provided. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 39.83 years on the job as a xxx at xxx. Additionally, BWR1 receives social security income, and BWR1 is self-employed and has been running multiple businesses for 38.25 years. BWR2 has been SE for 38.25 years at xxx. Additionally, BWR2 has been SE for 18.58 years at xxx. FICO 759 and xxx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 reflects Appraisal Fee at xxx. Final CD dated xx/xx/2022 reflects Appraisal Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.52% as the borrower's income is xxx and total expenses are in the amount of xxx and the loan was underwritten by DU Locator xxx PG#xxx and its recommendation is Approve/Eligible with a DTI of 45.52%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BVCFTQ909KV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xxx	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.750%	360	xx/xx/2014	xx/xx/2014	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.490%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2017	xxx	Not Applicable	2.601%	xxx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xxx in the amount of xxx with xxx.
There is an active HOA lien against the xxx in favor of xxx, which was recorded on xx/xx/2024 in the amount of xxx.
The first and second installments of combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.878%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 13 with the case # xxx on xx/xx/2016. The BK was discharged on xx/xx/2021 and terminated on xx/xx/2021.

BWR has 4 months on the job as a xxx at xxx. Previously, BWR had 3.75 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 13 with the case # xxx on xx/xx/2016. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. The POC was filed on xx/xx/2016 with the secured claim amount of xxx and the arrearage amount of xxx. The chapter 13 plan was confirmed on xx/xx/2016. The borrower shall pay a monthly mortgage payment of xxx per month for a period of 36 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2021 and terminated on xx/xx/2021.	The step modification agreement was made between the borrower and lender on xx/xx/2017, and the new modified unpaid principal balance is xxx. The modified monthly P&I of xxx with an interest rate of 2.601% starting on xx/xx/2017, which will be changed in 3 steps until the new maturity date of xx/xx/2057. The rate will change in 3 steps, which end with 3.878%. There is a capitalized balance of xxx and a principal forgiven amount of xxx.	Credit Report Good Faith Estimate Missing or error on the Rate Lock Origination Appraisal Transmittal (xxx)	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 37.490%   Tape Value: 44.830%   Variance: -7.340%   Variance %: -7.34000%   Comment: Borrower DTI ratio percent is 37.49%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2017   Tape Value: xx/xx/2017   Variance: 50 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 13.59732%   Comment: Original stated P&I is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.75000%   Tape Value: 387.8000%   Variance: -383.05000%   Variance %: -383.05000%   Comment: Original stated rate 4.750%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000MMMMM000000   Tape Value: 000000000000001000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to seller to verify active MI status. PH does not show MI payments. xx/xx/2026: Seller commented the MI is inactive."	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient assets. Bank statements in the file show xxx; gift assets verified of xxx supported by a gift letter satisfy the cash-to-close requirement of xxx at closing. Further details not provided. Subject originated on xx/xx/2014."
* Compliance Testing (Lvl 3) "Tape shows non-compliant HPML. Infinity CE report shows the loan failed for the HPML test. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined as 1008, AUS, loan approval are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2014, and the 3-year SOL has expired. BWR has 4 months on the job as a xxx at xxx."
* AUS is missing (Lvl 2)     "AUS report is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 6.612% exceeds APR threshold of 5.680% over by +0.932%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G3U3GOJXPH9	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Louisiana	xxx	xxx	xxx	Louisiana	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	45.155%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xxx	Not Applicable	6.500%	xxx	xx/xx/2025	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.25 years on the job as a xxx at xxx. Previously, BWR1 had 2.58 years on the job as a xxx at xxx.
BWR2 has 6.5 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx on xx/xx/2025. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 6.500% beginning on xx/xx/2025 and a maturity date of xx/xx/2055. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -365 (Days)   Variance %:    Comment: Original Appraised Date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -332 (Days)   Variance %:    Comment: Original Note Doc Date is Unvaiable   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Construction/Perm Variance: Variance %: Comment: Purpose per Application is Refinance Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 does not reflect Construction Loan Inspection/Administration/Disbursement Fee. Final CD dated xx/xx/2024 reflects Construction Loan Inspection/Administration/Disbursement Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2024, and the 3-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.867% exceeds APR threshold of 8.090% over by +0.777%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
972IDC8RJ4E	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Louisiana	xxx	xxx	xxx	Louisiana	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.990%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.75 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Updated as per loan documents. Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: AS per document updated. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.99% DTI. The Lender allowed the loan to close with xxx. Revised DTI 62%. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xxx as xxx for 2.9 years, FICO 774, xxx residual income, xxx reserves and xxx equity in the subject property. 0X30 since inception."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. The PIW/ACE disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xxx. Current UPB xxx."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N2B0EP3WEQ1	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Alabama	xxx	xxx	xxx	Alabama	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	32.320%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the tape is xxx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.58 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: xxx Tape Value: xxx |---| xxx |----| -0.69930% Comment: As per the document, the current value is xxx, but the tape shows xxx. Tape Source: Initial Tape Type:
Field: Original Appraisal Date Loan Value: xx/xx/2020 Tape Value: xx/xx/2020 Variance: -12 (Days) Variance %: Comment: As per the document, the original appraised date is xx/xx/2020, but the tape shows xx/xx/2020. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 32.32%.Tape shows BWR switched jobs and MI was rescinded due to revised DTI of 45%. Lender defect. Subject originated xx/xx/2020 and the 3 year SOL has expired. BWR has 2.5 years on the job as a xxx at xxx. FICO 746. xxx equity."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx.

This loan failed TRID total of payments test due to charge xxx allow xxx less by -xxx.

Loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HPECAQD5U4M	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.073%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is a prior medical lien against the xxx in favor of xxx, which was recorded on xx/xx/2025 in the amount of xxx.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual county taxes for 2025 are due in the amount of xxx on xx/xx/2026.
The annual water charges for 2026 have been delinquent in the amount of xxx, which was due on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the collection comment dated xx/xx/2026, the reason for default is illness of the mortgagor.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
As per the collection comment dated xx/xx/2026, there is a payoff dispute. Further details were not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: As per the document, age of loan is 9, but the tape shows 10. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document, Is PMI active? is not applicable, but the tape shows no.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -1 (Days) Variance %: Comment: As per the document, original note doc date is xx/xx/2025, but the tape shows xx/xx/2025. Tape Source: Initial Tape Type:	4: Unacceptable	* Release of mortgage (Lvl 4) "According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 in the amount of xxx in favor of xxx for xxx, which was recorded on xx/xx/2025. The satisfaction of the mortgage was recorded on xx/xx/2026, which is located at "xxx" and shows the sever defect that the subject mortgage satisfaction found. The collection comment dated xx/xx/2026 shows that the loan has been reinstated. According to the tape defect, the loan was paid off in error and later reinstated, which prevents it from being eligible for resale to Freddie."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DGXT6TUR2CJ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.240%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.638%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.240%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 39 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Age of loan is 8. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.638%   Tape Value: 49.651%   Variance: -0.013%   Variance %: -0.01300%   Comment: BRW DTI percent is 49.638%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: IS PMI active is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV(OLTV) is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not insured."	* Compliance Testing (Lvl 3) "This loan failed the revised loan estimate delivery date test (xxx)."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing the interest rate and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the TRID disclosure delivery date validation test. The revised loan estimate date is after the initial closing disclosure. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active.

Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects the Points - Loan Discount Fee at xxx. The CD dated xx/xx/2025 reflects the Points-Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan does not meet the FHA flipping requirements. Further details not provided. The review of the appraisal report shows the date of prior sale or transfer is xx/xx/2025, and the price of the prior sale or transfer is not available. The current sale price is xxx. No major renovations were done to the property. The subject loan originated on xx/xx/2025. Zillow search shows an estimated value of xxx. Current UPB xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xxx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at "xxx" state that the manufactured home with serial # xxx has been affixed to the permanent foundation. The Alta 7 endorsement is attached to the final title policy."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TK6WPH23OGC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	46.286%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.25%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has 5.25 years on the job as a xxx at xxx.
BWR2 has 9 months on the job as a xxx at xxx. Previously, BWR2 had 4.5 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Age of loan is 1. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower #2 First name is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -6 (Days) Variance %: Comment: Original Note Doc Date is xx/xx/2025. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 46.29%. The Lender miscalculated income for both BWR's. Lender defect. Revised DTI 55.09%. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xxx as a xxx for 5.3 years, BWR 2 is employed with xxx as a xxx for 8 months, FICO 646, 3,154 residual income, xxx reserves and xxx equity in the subject property. 0X30 since inception."	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows ineligible DU. Further details not provided. The file shows the post-close AUS report dated xx/xx/2025 is available with the recommendation of approve/eligible. The subject loan originated on xx/xx/2025."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.253% exceeds APR threshold of 7.760% over by +0.493%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 8.253% exceeds APR threshold of 7.760% over by +0.493%.

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 8.228% exceeds the APR threshold of 7.760% over by +0.468%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
117SCWC4FOG	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2023	xxx	Secondary	Yes	Yes	No	xxx	xxx	31.167%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to tape as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xxx with an interest rate of 7.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:The current status of the loan is in collections.
According to tape data as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 15.16 years at xxx. Additionally, BWR1 has been SE for 3.25 years at xxx.
BWR2 has 13.91 years on the job as a xxx with xxx. Additionally, BWR2 has been SE for 8.25 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Mortgage Insurance	Field: Age of Loan Loan Value: 32 Tape Value: 35 |---| -3 |----| -8.57142% Comment: Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: 25.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original CLTV ratio as xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original LTV ratio as xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2023   Variance: 10958 (Days)   Variance %:    Comment: Tape shows stated maturity date as xx/xx/2023 but audit value shows xx/xx/2053.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 328 Tape Value: 33 Variance: 295 Variance %: 893.93939% Comment: Tape shows stated remaining term as 33 but audit value shows 328. Tape Source: Initial Tape Type:	4: Unacceptable	* MI, FHA or MIC missing and required (Lvl 4) "Mortgage insurance certificate is missing from the loan documents."
* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active PMI status."	* Occupancy concerns - (Lvl 3) "The subject was approved as second home. Tape shows property is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) ") TRID tolerance test is incomplete as the initial LE is missing from loan documents. The subject loan is a purchase case originated on xx/xx/2023, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "The settlement services provider list is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WIN5O7N3A81	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Oklahoma	xxx	xxx	xxx	Oklahoma	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	xxx	No	Unavailable	Chapter 7	xxx	Not Applicable	No	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2001	xx/xx/2001	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2000	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	25.488%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xxx	Not Applicable	5.500%	xxx	xx/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2001 and recorded on xx/xx/2001 with instrument # xxx in the amount of xxx with xxx.
There is a junior credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2022 in the amount of xxx.
There is a UCC financing statement against the subject property for roof replacement, gutter replacement, shingles, and haul away in favor of xxx, which was recorded on xx/xx/2024.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2010.
The foreclosure was initiated in 2015 with the loan. As per the notice of lis pendens located at "xxx", the foreclosure complaint was filed on xx/xx/2015 with the case #xxx, which was recorded on xx/xx/2015. The sale was scheduled on xx/xx/2016. The FC was put on hold due to the BK filing. The foreclosure case was dismissed on xx/xx/2017. Further details not provided.
According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 7 with the case # xxx on xx/xx/2016. The BK was discharged on xx/xx/2017 and terminated on xx/xx/2017.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:The foreclosure was initiated in 2015 with the loan. As per the notice of lis pendens located at "xxx", the foreclosure complaint was filed on xx/xx/2015 with the case #xxx, which was recorded on xx/xx/2015. The sale was scheduled on xx/xx/2016. The FC was put on hold due to the BK filing. The foreclosure case was dismissed on xx/xx/2017. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 7 with the case # xxx on xx/xx/2016. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The BK was discharged on xx/xx/2017 and terminated on xx/xx/2017.

The modification agreement was made between the borrower, xxx, and the lender, xxx, on xx/xx/2010. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 5.500% beginning on xx/xx/2010 and a maturity date of xx/xx/2040. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Field: Age of Loan Loan Value: 299 Tape Value: 301 |---| -2 |----| -0.66445% Comment: As per the document, the age of loan is 299, but the tape shows 301. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 9.21226%   Comment: As per the document, the original appraised value is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document, the original standard LTV is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.50000%   Tape Value: 5.50000%   Variance: 2.00000%   Variance %: 2.00000%   Comment: As per the document, the original stated rate is 7.50000%, but the tape shows 5.50000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per the note document, the property address street is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-1 Line 101) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: -0.00565% Comment: As per the document sales Price is xxx but tape shows as xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xxx Calculated finance charge is xxx for an under disclosed amount of -xxx."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LW8NA6WL16U	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Not Applicable	Chapter 13	xxx	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xxx	Primary	Yes	Yes	No	xxx	xxx	53.291%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xxx	xxx	3.625%	xxx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.625%. The current UPB as reflected in the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2020.
The foreclosure was initiated in 2016 with the loan. The notice of sale dated xx/xx/2015 is located at "xxx". As per the withdrawal of the notice of sale dated xx/xx/2020 located at "xxx", the notice of sale was canceled and withdrawn. Further details were not provided.
According to the PACER, the borrower filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2016. The bankruptcy was terminated on xx/xx/2022.
Foreclosure Comments:The foreclosure was initiated in 2016 with the loan. The notice of sale dated xx/xx/2015 is located at "xxx". As per the withdrawal of the notice of sale dated xx/xx/2020 located at "xxx", the notice of sale was canceled and withdrawn. Further details were not provided.
Bankruptcy Comments:According to the PACER, the borrowers, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2016. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. The POC was filed by xxx, xxx, on xx/xx/2016, with the secured claim amount of xxx and the arrearage amount of xxx. The amended Chapter 13 plan was filed on xx/xx/2017 and confirmed on xx/xx/2017. The borrower has promised to make a monthly payment of xxx for 4 months and xxx for 56 months to the trustee under the Chapter 13 plan. The bankruptcy was terminated on xx/xx/2022.	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2020. As per the modified term, the new principal balance is xxx, out of which xxx is the interest-bearing amount and the deferred amount is xxx. The monthly P&I is xxx with an interest rate of 3.625% beginning on xx/xx/2020 and a maturity date of xx/xx/2060. The loan has been modified three times since origination.	Appraisal (xxx) Missing or error on the Rate Lock Right of Rescission	Field: Age of Loan Loan Value: 205 Tape Value: 207 |---| -2 |----| -0.96618% Comment: Age of Loan is 205. Tape shows 207. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy is Not Applicable   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2008   Tape Value: xx/xx/2026   Variance: -6240 (Days)   Variance %:    Comment: Interest paid through date is N/A. Tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term months is 360. Tape shows 480.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -0.01230%   Comment: Original Appraisal value is xxx. Tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.37500%   Tape Value: 3.62500%   Variance: 2.75000%   Variance %: 2.75000%   Comment: Original Stated Rate is 6.37500%. Tape shows 3.62500%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment HIstory String is Not Applicable   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property Address street is xxx. Tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Sales Price (xxx) is N/A. Tape shows xxx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report was completed 'xxx' since the property is under construction. The available 1004D shows that all items have been completed except for the kitchenette on the lower level. The cost to cure has not been provided. A revised 1004D is missing from the loan file. A Zillow search shows an estimated value of xxx. The current UPB is xxx"	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test, as the ROR is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JMYBZBS2FWF	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Oklahoma	xxx	xxx	xxx	Oklahoma	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xxx	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	26.001%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xxx	Not Applicable	4.875%	xxx	xx/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument #xxx for the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx and the interest rate is 4.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the seller's tape, the subject property is owner occupied.
The loan was modified on xx/xx/2010.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2013. The BK was discharged on xx/xx/2018 and terminated on xx/xx/2018.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2013. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. The POC was filed by xxx, xxx, on xx/xx/2014, with the secured claim amount of xxx and the arrearage amount of xxx. The Chapter 13 plan was filed on xx/xx/2013. The amended chapter 13 plan was filed on xx/xx/2014, and the plan was confirmed on xx/xx/2014. The debtor has promised to pay the trustee the amount of xxx for 54 months. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2018 and terminated on xx/xx/2018.	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2010. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 4.875% beginning on xx/xx/2010 and a maturity date of xx/xx/2050. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Tape shows 480 but audit value shows 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.54852%   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.75000%   Tape Value: 4.87500%   Variance: 0.87500%   Variance %: 0.87500%   Comment: Tape shows 4.87500% but audit value shows 5.75000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: -0.01320% Comment: Tape shows xxx but audit value shows xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A4X30914RRQ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Oklahoma	xxx	xxx	xxx	Texas	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.875%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2015	xxx	Primary	Yes	Yes	No	xxx	xxx	20.996%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xxx in the amount of xxx with xxx, NA DBA xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The water/sewer charges for 2025 are delinquent in the amount of xxx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4 months on the job as a xxx at xxx. Previously, BWR1 had 1.16 years on the job as a xxx with xxx.
BWR2 has 1.83 years on the job as a xxx. Previously, BWR2 had 11 months on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate	Field: Age of Loan Loan Value: 128 Tape Value: 130 |---| -2 |----| -1.53846% Comment: Age of loan is 128. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 3.78378%   Comment: Original appraisal audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. The PH does not have MI payments information."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (xxx). Final CD reflects seller credit of xxx. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx.

Loan failed TILA APR test due to APR calculated 4.253% exceeds APR threshold 4.381% under disclosed by -0.128%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan file."
																																																																																								* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling organizations disclosure is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9XWTXMYVV8Q	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Oklahoma	xxx	xxx	xxx	Oklahoma	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.375%	360	xx/xx/2016	xx/xx/2016	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xxx	Primary	Yes	Yes	Yes	xxx	Not Applicable	41.099%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument # xxx in the amount of xxx with xxx, NA DBA xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual water charges for 2026 are delinquent in the total amount of xxx, which is due on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.375%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as an xxx at xxx. Previously, BWR had multiple jobs in the last two years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 116 Tape Value: 117 |---| -1 |----| -0.85470% Comment: As per loan documents. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.01229%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: 0.01229% Comment: As per loan documents. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* Property Marketability Issues (Lvl 3) "Tape shows the loan is uninsurable by the FHA as the subject loan does not meet the seasoning period requirements between the last transaction of the property and the subject loan. The review of the appraisal report shows the date of the prior transaction of the subject was xx/xx/2015 with a sales price of xxx and the subject loan closed on xx/xx/2016 with a sales price of xxx. Further details not provided. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2016, and the 1-year SOL has expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 5.521% exceeds APR threshold of 5.190% over by +0.331%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

Loan failed the OK HOEPA higher-priced mortgage loan test due to an APR calculated at 5.521% exceeds APR threshold of 5.190% over by +0.331%.

Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 5.521% exceeds the APR threshold of 5.190% over by +0.331%."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
450SI1MM4Q5	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.000%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	37.059%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument # xxx the amount of xxx with xxx.
There is a junior mortgage against the subject property originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xxx with xxx.
The 1st installment of county taxes for 2025-2026 was paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025-2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied to the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.00%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xxx.
As per the servicing comment dated xx/xx/2024, the subject property was damaged due to water on xx/xx/2019, and the borrower has filed an insurance claim. As per the comment dated xx/xx/2024, the lost draft check was received in the amount of xxx on xx/xx/2024.  As per the servicing comment dated xx/xx/2025, the subject property has leakage. As per the servicing comment dated xx/xx/2025, it states that 90% of repairs are completed, and pending work is on bathrooms and kitchen countertops. Further details are not provided. Unable to determine the current status of damage/repairs.
As per the payment deferral agreement dated xx/xx/2021 located at "xxx" 13 payments were deferred in the total amount of xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 33 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Right of Rescission	Field: Age of Loan Loan Value: 115 Tape Value: 117 |---| -2 |----| -1.70940% Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.07163%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000100000000   Tape Value: CCCCCCCCCC3CCCCCCCCCCCCC   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows Property address street as xxx. xxx audit shows xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the 2nd appraisal fee the borrower was charged. File missing 2nd appraisal. Further details not provided. Zillow search shows an estimated value of xxx. Current UPB is xxx."
* Compliance Testing (Lvl 3) "Tape and the Infinity CE report show the loan failed the initial closing disclosure delivery date test. Further details not provided. Subject originated on xx/xx/2016."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date of xx/xx/2016 is less than three business days before the consummation date of xx/xx/2016."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6VBEUR36A7T	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Oklahoma	xxx	xxx	xxx	Oklahoma	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.125%	240	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	xxx	41.546%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx for the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx and the interest rate is 3.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the seller's tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 14 years on the job as an xxx at xxx.
BWR2 has 10.58 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 70 Tape Value: 71 |---| -1 |----| -1.40845% Comment: Tape shows the age of loan data provided is 71 Audit value is 70. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: interest paid through date NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.00030%   Comment: Original appraised value xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: 0.00030% Comment: Tape shows the sales price (xxx). The data provided is xxx. The audit value is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* MI, FHA or MIC missing and required (Lvl 4) "Mortgage insurance certificate is missing from the loan documents."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to seller to verify active MI status."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (xxx). Final CD reflects seller credit of xxx. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E57ZYTUYG72	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Primary	No	Not Applicable	Not Applicable	xxx	Not Applicable	42.204%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx for the amount of xxx with xxx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx and the interest rate is 3.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE at xxx for 23.58 years and at xxx for 23.58 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	Field: Age of Loan Loan Value: 47 Tape Value: 49 |---| -2 |----| -4.08163% Comment: Age of Loan is 47. Tape shows 49. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1430 (Days)   Variance %:    Comment: Interest paid through date is N/A. tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.06253%   Comment: Original Appraised Value is xxx. Tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Payment History String is Not Applicable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.20%. Tape shows income was incorrectly calculated prior to closing and certain debts were excluded; inclusion of these debts results in the DTI exceeding guidelines. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been SE for 23.58 years at xxx, FICO 777, 0X30 in the last 24 months, and xxx equity in the subject."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing flood cert (Lvl 2) "The flood certificate is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SIYOVTXJAOA	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Colorado	xxx	xxx	xxx	Oregon	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xxx	Investor	No	Not Applicable	Unavailable	xxx	xxx	50.405%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xxx in the amount of xxx with xxx, NA DBA xxx.
No active judgments or liens have been found.
The first installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The second installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xxx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
The loan has not been modified since origination.
As per the tape, the subject property is occupied by an unknown party.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 and BWR2 have been SE for 19.16 years at xxx. Additionally, BWR2 receives income from xxx withdrawals.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Flood Certificate	Field: Age of Loan Loan Value: 44 Tape Value: 46 |---| -2 |----| -4.34782% Comment: Age of loan is 44 months. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.01946%   Comment: Appraises value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Note reflects address as xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Loan is cash-out refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is subject to multiple interior and exterior repairs, including damaged balcony railing, broken window, ceiling damage in the level 1 bathroom, missing cabinet doors in the second-level bathroom, boarded-up skylights, and drywall damage. The estimated cost to cure is not available in the loan file. 1004D confirms the balcony railing has been repaired and does not address the remaining incomplete repairs. The updated 1004D is missing from the loan file. The final CD does not reflect the escrow holdback amount."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated xx/xx/2022."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 50.40%. Tape shows BWRs income was overstated and there was also a rental income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 and BWR2 have been SE for 19.16 years at xxx, FICO 741, 0X30 in the last 24 months, and xxx equity in the subject."
																																																																																								* Missing flood cert (Lvl 2) "Flood certificate is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y8B1X5JBKEX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Oklahoma	xxx	xxx	xxx	Oklahoma	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.125%	360	xx/xx/2022	xx/xx/2022	USDA	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xxx	Primary	No	Not Applicable	Not Applicable	xxx	xxx	35.542%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx, NA DBA xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.125%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 1.41 years on the job as a xxx with xxx. BWR1 had prior employment experience as a xxx with xxx between xx/xx/2010 and xx/xx/2021 for 10.16 years.
BWR2 has 10 months on the job as a xxx with xxx. BWR2 had prior employment experience as a xxx with xxx between xx/xx/2016 and xx/xx/2021 for 4.91 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	Field: Age of Loan Loan Value: 42 Tape Value: 44 |---| -2 |----| -4.54545% Comment: Age of Loan is 42. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1280 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -0.00989%   Comment: Original Appraised Value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment History String is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property Address Street is xxx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: -0.00989% Comment: Sales Price (xxx) is xxx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan originated on xx/xx/2022 as a USDA loan. Tape shows RD conditional commitment was not received prior to closing. Further details not provided."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan is USDA and USDA guaranty fee was charged at closing time."	* Missing flood cert (Lvl 2) "The flood certification document is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T2CPR9LRRF3	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.949%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xxx in the amount of xxx with xxx, NA DBA xxx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xxx with xxx, NA DBA xxx.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.750%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.66 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 38 Tape Value: 40 |---| -2 |----| -5.00000% Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1157 (Days)   Variance %:    Comment: Interest paid Through Date is xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -0.09036%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment History String is Not Applicable   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: -0.09036% Comment: As per loan document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xxx. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xxx.
Loan estimate dated xx/xx/2022 reflects Appraisal Fee at xxx. CD dated xx/xx/2022 reflects Appraisal Fee at xxx.
This is a cumulative increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xxx) QM points and fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.94%, the borrower income is xxx, and total expenses are in the amount of xxx, and the loan was underwritten by LP (xxx), and its recommendation is "xxx" with a DTI of 49.94%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89ZY7I88324	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	50.500%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There are two active prior civil judgments against the borrower in favor of xxx, which were recorded on xx/xx/2016 and xx/xx/2017 and in the total amount of xxx.
There is one active prior civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2020 in the total amount of xxx. The SSN# mentioned on the document is not consistent with the borrower's SSN#.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
The 1st installment of county taxes for 2026 secured supplemental is due in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 secured supplemental is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 6 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -15.38461% Comment: Age of Loan is 11. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio Percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standatd LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Loan is cash-out refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* Release of mortgage (Lvl 4) "The updated title report dated xx/xx/2026 shows a severe defect; the subject mortgage has been satisfied with incorrect recording information and loan amount. The subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx with the loan amount of xxx. The satisfaction of the subject mortgage located at "xxx" which was signed on xx/xx/2025 and recorded xx/xx/2025 with instrument #xxx, states that the mortgage dated xx/xx/2013 and recorded on xx/xx/2025 for the loan amount of xxx with instrument #xxx was satisfied. The satisfaction document has a wrong reference to the mortgage origination date and loan amount. As per the payment history, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and approved at 50.55%. Tape shows borrower income is insufficient. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 6 years at xxx. FICO 712, 0X30 since inception, and xxx equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ADEHJ6EQOO0	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	No	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2023	xxx	Investor	Yes	Yes	No	xxx	xxx	43.906%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xxx in the amount of xxx with xxx.
There is an active mortgage against the subject property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xxx with xxx.
The 1st and 2nd annual installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per tape data, the subject property's occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 6.83 years as a xxx.
BWR2 has been SE for 3.41 years as a xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 27 Tape Value: 29 |---| -2 |----| -6.89655% Comment: As per document Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per document   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.906%   Tape Value: 42.424%   Variance: 1.482%   Variance %: 1.48200%   Comment: Did not use for review.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per document   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per document   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -272 (Days)   Variance %:    Comment: As per document   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -1 (Days)   Variance %:    Comment: As per document   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 221222000000 Variance: Variance %: Comment: Did not use for review. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject originated xx/xx/2023."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report in the file show the subject is a 4-unit property with an illegal ADU. The addresses for the property are 811, 813, 815, and 817. The 813B only shows up because it was assessed that way. The current owner is currently working with the Planning Department on getting the 4th building (xxx) designated as an SFD. Further details not provided. Zillow shows an estimated value of xxx. Current UPB xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2GAAH6X4ZER	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	West Virginia	xxx	xxx	xxx	West Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.740%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.279%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in Book xxx, Page xxx in the amount of xxx with xxx.
There is a junior state tax lien against the xxx in favor of the xxx, which was recorded on xx/xx/2025 in the amount of xxx. The SSN# provided on the supportive document is consistent with the borrower's SSN.
There is a junior federal tax lien against the xxx in favor of the xxx, which was recorded on xx/xx/2026 in the amount of xxx. The SSN# provided on the supportive document is consistent with the borrower's SSN.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.740%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 4.75 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Audit value is updated as per documents Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Audit value is updated as per documents   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Audit value is updated as per documents Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the subject property is ineligible due to water stains not addressed and no indication that the source of the leak had been repaired. Appraisal report is as is, and the improvement section shows the inspection is needed for drywall damage and ceiling discoloration to determine the cause and if repairs are needed. 1004D, or an inspection report by a licensed professional confirming the safety and structural soundness of the subject property, is missing from the loan file."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the late fees test. The maximum allowable late fees xxx, exceeding fees threshold of xxx over by +xxx."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xxx) QM points and fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx"	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 8.164% exceeding the APR threshold of 8.120% by +0.044%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xxx), (xxx), and (xxx).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.143% exceeds APR threshold of 8.120% over by +0.023%."		Moderate	Pass	Fail	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UDBAMXEZPBM	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.250%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Unavailable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	50.935%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.25%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security, VA benefits, and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Tape shows 3 but audit value shows 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -59 (Days)   Variance %:    Comment: Tape shows xx/xx/2026 but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.00064%   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows xxx but audit value shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "The tape shows the subject loan is not VA-insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Revised LE dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is uninsurable as the loan closed with a withdrawn case number, and VA does not allow non-veteran BWR to be on the loan. Further details not provided. Subject originated on xx/xx/2025."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X5U5XKQAFAS	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Minnesota	xxx	xxx	xxx	Minnesota	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	30.153%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xxx on xx/xx/2025 and on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of xxx on xx/xx/2026 and on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx. There is a large transaction on xx/xx/2026 in the total amount of xxx. As per the collection comment dated xx/xx/2026, these are borrowers' payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.83 years on the job as a xxx with xxx. Previously, BWR1 had 1.83 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 10 Tape Value: 11 |---| -1 |----| -9.09090% Comment: Age of Loan is 10. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower Last Name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -304 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -0.00062%   Comment: Original Appraised Value is xxx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property Address Street is xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 30.15%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 1.83 years on the job as a xxx with xxx, FICO 785, 0X30 since inception, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "TRID total of payment disclosed on the final CD is xxx. Calculated total of payments is xxx for an under disclosed amount of -xxx. Subject loan is a purchase case that originated on xx/xx/2025, and the 1-year SOL will expire on xx/xx/2026."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2025 reflects transfer taxes at xxx. CD dated xx/xx/2025 reflects transfer taxes at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case that originated on xx/xx/2025, and the 1-year SOL will expire on xx/xx/2026."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T1BLC74P4EC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	49.973%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 21.33 years on the job as a xxx at xxx.
BWR2 has 1 year on the job as a xxx at xxx. Previously, BWR2 had 3.50 years on the job as an xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.973%   Tape Value: 57.900%   Variance: -7.927%   Variance %: -7.92700%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 180   Variance: 180   Variance %: 100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 900.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 900.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.97%. The tape shows the lender miscalculated income and debt, and BWR1 is self-employed but approved as a W2 borrower. The revised DTI is 57.90%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 21.33 years on the job as a xxx at xxx. BWR2 has 1 year on the job as a xxx at xxx. FICO 609, 0X30 since inception, xxx equity in the subject, and xxx residual income."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test due to disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2025.
The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Lender Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Lender Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest & fees pre-closing disclosure is missing from the loan documents."
																																																																																							* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DCXVS53GU3I	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.482%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of County taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xxx.
Unable to determine the reason for the default. As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
 The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 months on the job as an xxx at xxx. Previously, BWR had 3.75 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 16 Tape Value: 17 |---| -1 |----| -5.88235% Comment: Tape shows the age of the loan. Data provided is 17. Audit value is 49.482. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.482%   Tape Value: 51.710%   Variance: -2.228%   Variance %: -2.22800%   Comment: Tape shows the borrower's DTI ratio percentage. Data provided is 51.710. Audit value is 49.482%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.48%. Tape shows an undisclosed auto debt. Revised DTI is 51.71%. BWR defect. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 8 months on the job as an xxx at xxx, FICO 782, and xxx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JWPU8JZW6WK	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	23.711%	First	Preliminary title policy	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is a prior credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2018 in the amount of xxx.
The first installment of county taxes for 2025-2026 has been paid in the amount of xxx on xx/xx/2025.
The second installment of county taxes for 2025-2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.875%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.66 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -13 (Days)   Variance %:    Comment: Original Note date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: Stated Maturity date is xx/xx/2056. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject originated xx/xx/2026 in the amount of xxx on a purchase price of xxx. Subject purchase was a non-arms length transaction that included xxx gift of equity. Redfin shows estimated value xxx. Current UPB xxx. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows defect as DNT appraiser. Further details not provided. The subject loan originated on xx/xx/2025."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 8.956% exceeding the APR threshold of 8.760% by +0.196. Subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx). The loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 8.956% exceeding the APR threshold of 8.760% by +0.196%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UR3NNYQIWWY	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the amount of xxx on xx/xx/2026.
The annual school taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is stated as investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the loan was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.44   Tape Value: 1.42   Variance: 0.02   Variance %: 1.40845%   Comment: Tape shows 1.42 and Audit value 1.44.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -2 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 and Audit value xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: Tape shows xx/xx/2056 and Audit value xx/xx/2056. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the DNT appraiser. Further details not provided.

																																																																																							Subject originated in the name of the LLC only, note in the name of the individual only. Client outside counsel agrees with the seller position. Downgraded to LVL3."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
691OAM4SJLE	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.827%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025/2026 is exempted on xx/xx/2025.
The 1st & 2nd annual installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3 years at xxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow account indicator is yes.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -7 (Days)   Variance %:    Comment: Original note doc date audit value is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street audit value is xxx street xxx. Tape Source: Initial Tape Type:	3: Curable	* Type of Ownership is Leasehold Or Cooperative (Lvl 3) "The subject leasehold agreement is in the file located at "xxx" and the leasehold term expires on xx/xx/2116, and the mortgage matures on xx/xx/2051. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.82%. Tape shows income used to qualify is ineligible and the lender omitted lease payment without supporting documents. Revised DTI is 100%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 3 years at xxx, FICO 743, and 0X30 in the last 24 months."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
This loan failed the TRID rate lock disclosure delivery date test.
Subject loan is refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.82%, as the borrower's income is xxx and total expenses are in the amount of xxx and the loan was underwritten by LP (xxx) and its recommendation is accept with a DTI of 49%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ITVLCHG8KB7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	Yes	xxx	xxx	29.494%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.25 years on the job as an xxx with xxx.   BWR 2 has 5.25 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: ARM Index Type Loan Value: 30-day Average SOFR Tape Value: |---| |----| Comment: ARM Index Type is 30-Day Average SOFR. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower #2 last time is xxx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is xxx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: MI Company is Not Applicable.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 12.000%   Variance:    Variance %:    Comment: MI Coverage Amount is Not Applicable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000   Tape Value: 00   Variance:    Variance %:    Comment: Payment History String is not Applicablr   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent   Loan Value: 1.000%   Tape Value: 6.000%   Variance: -5.000%   Variance %: -5.00000%   Comment: Current value is 1.000%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property TYPE IS pud Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and file show the updated appraisal report was subject to the completion of a structural engineer's report on the crack in the basement floor, rear deck, and special assessment planned for roof repairs. 1004D, or an inspection report by a licensed professional confirming the safety and structural soundness of the subject property, is missing from the loan file."				Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ONIUXK208F8	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	49.727%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property, which was recorded on xx/xx/2025 in the amount of xxx in the favor of the xxx.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
The 1st installment of county taxes for 2026 was paid in the amount of xxx on xx/xx/2026.
The annual water charges for 2026 are delinquent in the amount of xxx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has been SE for 6.91 years at xxx.

BWR2 has 2.16 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: The tape shows the original CLTV ratio percent of xxx, but the audit value shows xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed the reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation in charges that cannot increase test due to increase of fee in final CD dated xx/xx/2025. The initial LE dated xx/xx/2025 reflects a funding, wire, or disbursement fee of xxx and a loan origination fee of xxx and a tax service fee of xxx. The final CD dated xx/xx/2025 reflects a funding, wire, or disbursement fee of xxx and a loan origination fee of xxx and a tax service fee of xxx. This is a fee increase of xxx for a 0% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a purchase case, originated on xx/xx/2025."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the subject loan does not meet the bond loan guideline, as BWR owns 2 other financed properties. Further details not provided. Subject loan originated on xx/xx/2025 and closed with a DPA loan of xxx."
* Missing Required Disclosures (Lvl 3) "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.73%. The Lender used BWR 2's hourly rate for qualifying that is not supported. Lender defect. Revised DTI 51.15%. Subject originated xx/xx/2025 and the 3 year SOL is active. The BWR is SE with xxx as a xxx for 2 years, FICO 737, xxx residual income, xxx reserves and xxx equity in the subject property. 0X30 since inception.

																																																																																								xx/xx/2026: Downgraded to LVL 2 as per PH."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GMP1LXT5QPL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.500%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	Not Applicable	Not Applicable	Streamline Refinance	Not Applicable	xxx	xxx	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2026 were due in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
Subject loan approved as a streamline refinance loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original CLTV Ratio Percent Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -6 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 but audit value is xx/xx/2025   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000 Tape Value: 00 Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "The tape shows the subject loan is not VA insured."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "The TRID violation test failed due to a decrease in lender credit on the post-closing disclosure dated xx/xx/2025. The initial CD dated xx/xx/2025 reflects lender credit at xxx. The PCCD dated xx/xx/2025 reflects a lender credit of xxx. This is a decrease of xxx for a fee that has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan does not meet VA refinance seasoning requirements. Further details not provided. Subject loan originated on xx/xx/2025."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KWLYBRA52FD	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2021	xx/xx/2022	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	40.010%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with instrument # xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx in the amount of xxx, which originated on xx/xx/2023 and was recorded on xx/xx/2023 with the instrument #xxx
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
BWR1 receives social security income.
BWR2 has 5.33 years on the job as a xxx at xxx. Additionally, BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2022 |---| -6 (Days) |----| Comment: As per the document Original note date is xx/xx/2021 but tape shows as xx/xx/2022. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.01%. Tape shows BWR was not employed as disclosed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 receives social security income. BWR2 has 5.33 years on the job as a xxx at xxx, FICO 722, 0X30 in the last 24 months, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects points—loan discount fee at xxx. The CD dated xx/xx/2021 reflects points—loan discount fee at xxx. This is a cumulative increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/2021, and the 3-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1K7OM7XHU2E	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Oregon	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.250%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	17.709%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan approved using asset depletion income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 17.709% Tape Value: 17.710% |---| -0.001% |----| -0.00100% Comment: Borrower DTI ratio percent is 17.709%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: current value is not applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: 17.022% Tape Value: 17.020% Variance: 0.002% Variance %: 0.00200% Comment: housing ratio per U/W is 17.022%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and NMLS show the LO was not officially licensed with the broker as of the application date xx/xx/2025. The loan was transferred to another licensed LO and was transferred back to the original LO on xx/xx/2025. The subject loan originated on xx/xx/2026. Further details not provided."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 8.253%, exceeding the APR threshold of 7.770% by +0.483%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx), and (xxx)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7DDVP1VIW9C	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Tennessee	xxx	xxx	xxx	California	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.000%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	xxx	35.029%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan. The next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2026, the RFD is an excessive obligation.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.83 years on the job as a xxx with xxx. BWR2 has 10.50 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: 30-day Average SOFR Tape Value: |---| |----| Comment: As per loan documents. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 35.029%   Tape Value: 35.030%   Variance: -0.001%   Variance %: -0.00100%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 0.000%   Tape Value: 13.430%   Variance: -13.430%   Variance %: -13.43000%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 01   Tape Value: 00   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent   Loan Value: 1.000%   Tape Value: 6.000%   Variance: -5.000%   Variance %: -5.00000%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject approved as a second home. Appraisal report shows the subject property was evaluated as a short-term rental property. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fee charged xxx exceeds fee threshold of xxx by +xxx.

The below fees were included in the test:
Document Preparation Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Purchaser Review Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failure brokerage/finder fee test due to fee charged xxx exceed fee threshold of xxx by +xxx.

The below fees were included in the test:
Document Preparation Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Purchaser Review Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.  Loan estimate dated xx/xx/2025 reflects points - loan discount fee at xxx. CD dated xx/xx/2025 reflects points - loan discount fee at xxx. Loan estimate dated xx/xx/2025 reflects purchaser review fee at xxx. CD dated xx/xx/2025 reflects purchaser review fee at xxx. This is a cumulative increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (xxx) QM points and fees test due to the fee charged xxx exceeds the fee threshold of xxx by +xxx. The below fees were included in the test:  Document Preparation Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Purchaser Review Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx"
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxx. Comp #1 with a sales price of xxx is closest to the subject property. Zillow search shows an estimated value of xxx. Current UPB is xxx."			Moderate	Not Covered	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L4IQK5PR2LO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Not Applicable	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There are two prior state tax liens against the xxx in favor of the xxx, which were recorded on xx/xx/2006 and xx/xx/2023 in the total amount of xxx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There is a prior federal tax lien against the xxx in favor of the xxx, which was recorded on xx/xx/2016 in the amount of xxx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There is a prior credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2019 in the amount of xxx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There is a prior civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2020 in the amount of xxx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There is a prior credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2021 in the amount of xxx. The BWR's SSN is not mentioned on the supportive documents.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Notice of Servicing Transfer	Field: Original CLTV Ratio Percent Loan Value: xxx Tape Value: xxx |---| xxx |----| 49.80000% Comment: U/A. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 but audit value shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: U/A.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape shows No cash-out but audit value shows change in rate/term. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "The tape shows the subject loan is not VA insured."	* ComplianceEase TILA Test Failed (Lvl 3) "The loan failed the TILA finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx. The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx. The subject loan is a refinance, originated on xx/xx/2025, and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "The loan failed the TILA Post-Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge Test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx.  The TRID tolerance test is incomplete due to the initial LE being missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan does not meet VA seasoning period requirements of 210 days. Further details not provided. The subject loan originated on xx/xx/2025."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan documents."			Moderate	Pass	Fail	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D6CLL1SBRQX	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	35.600%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 15.75 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows xxx and Audit value N/A. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.981%   Tape Value: 28.980%   Variance: 0.001%   Variance %: 0.00100%   Comment: Tape shows 28.980% and Audit value 28.981%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -2 (Days) Variance %: Comment: Tape shows xx/xx/2025 and Audit value xx/xx/2025. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 35.6%. The loan file is missing 12 months bank statements to complete the ATR review."	* Compliance Testing (Lvl 3) "Tape and file show the subject loan is HPML, and the appraisal was not delivered 3 days prior to closing. Loan failed the HPML test by Infinity, loan is escrowed. Further details not provided. Subject originated on xx/xx/2025."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. The subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active.

Loan failed TILA Post-Consummation Revised Closing Disclosure finance charge test. Finance charge disclosed on CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. The subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.295% exceeds APR threshold of 7.810% over by +0.485%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xxx)) due to an APR calculated at 8.295% exceeds APR threshold of 7.810% over by +0.485%.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.295% exceeds APR threshold of 7.810% over by +0.485%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2HQCD5J35VA	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xxx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active prior real estate tax lien against the xxx in favor of the xxx, which was recorded on xx/xx/2025 in the amount of xxx. As per subordination agreement located at "xxx", dated xx/xx/2025, this lien was subordinated to subject mortgage.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xxx Tape Value: xxx |---| xxx |----| -0.00400% Comment: Original CLTV Ratio Percent is xxx Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: The tape shows the original Note Doc Date is xx/xx/2025, but the audit value shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000   Tape Value: 0000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the Property Address Street xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of Refinance Per HUD-1 is Change in Rate/Term Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is not VA-insured."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on the closing disclosure dated xx/xx/2025. The initial CD dated xx/xx/2025 reflects lender credit at xxx; the final CD dated xx/xx/2025 reflects lender credit at xxx. This is a decrease of -xxx for a fee that has a 0% tolerance test. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan does not meet the VA IRRRL seasoning requirement. Further details not provided. Subject loan originated on xx/xx/2025."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
151X55IOMO4	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Vermont	xxx	xxx	xxx	Vermont	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.625%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument book #xxx / page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 |---| -6 (Days) |----| Comment: Original Note Doc Date is xx/xx/2025. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000   Tape Value: 00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "The tape shows the subject loan is not VA insured."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the vermont mortgage lender license prohibited fees test.
The following fees were included in the test:
Settlement or Closing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan does not meet the VA refinance seasoning requirements. Further details not provided. Subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5XT4XI8YSP9	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xxx	Not Applicable	No	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	42.427%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx.
There is a junior UCC lien against the xxx in favor of xxx, which was recorded on xx/xx/2024.
The annual county taxes for 2025 were paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.75%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the comment dated xx/xx/2026, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the borrower has filed a claim for roof and structural damage due to the hurricane. The date of loss is xx/xx/2024, and the borrower filed an insurance claim for the loss amount of xxx. As per the comment dated xx/xx/2024, the lost draft cheque was received in the amount of xxx. As per the comment dated xx/xx/2026, the next inspection was requested, which will be 75% completion of repairs. As per the latest comment dated xx/xx/2026, the hazard claim for damage is closed. As per the seller's response, and the claim has been closed.
According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 7 with the case #xxx on xx/xx/2025. The BK was discharged on xx/xx/2025 and terminated on xx/xx/2025.
The loan has not been modified since origination.
No foreclosure activity has been found.
BWR1 has 5.91 years on the job as an xxx with xxx. BWR2 receives SSI, or retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 7 with the case #xxx on xx/xx/2025. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. The BK was discharged on xx/xx/2025 and terminated on xx/xx/2025.

Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Payment History String Loan Value: 000000000110000000000000 Tape Value: 000000011000000000000000 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape shows property type as single-family. The audit value is updated as PUD as per the appraisal document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.43%. Tape shows borrower was not employed at closing. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 5.91 years on the job as an xxx with xxx. BWR2 receives SSI, or retirement income, FICO 664, 2X30 in the last 24 months, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test due to the finance charge disclosed on the final CD as xxx. The calculated finance charge is xxx for an under-disclosed amount of -xxx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect points - loan discount fee. The CD dated xx/xx/2021 reflects points - loan discount fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

This loan failed the TRID Rate Lock Disclosure Delivery Date Test.
A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2021, xx/xx/2021 and xx/xx/2021."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xxx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FP96RZJBC8X	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.437%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	38.865%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There are two junior credit card judgments against the borrower in favor of xxx, which were recorded on xx/xx/2025 and xx/xx/2025 in the amount of xxx.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.437%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per seller's tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4 months on the job as an xxx at xxx. BWR has prior employment experience as an HVAC mechanic with xxx between xx/xx/2018 and xx/xx/2020 for 2.41 years.
BWR2 has 7 months on the job as a xxx at xxx. BWR has prior employment experience as a xxx with xxx. between xx/xx/2016 and xx/xx/2019 for 2.33 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows xxx but audit value shows NA. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 13.163%   Tape Value: 19.788%   Variance: -6.625%   Variance %: -6.62500%   Comment: Tape shows 19.788% but audit value shows 13.163%.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape shows Single Family but audit value shows PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 38.86%. Tape shows BWR2 was not employed at closing and BWR1 income was miscalculated. Revised DTI is 84.42%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 4 months on the job as an xxx at xxx; BWR2 has 7 months on the job as a xxx at xxx, FICO 665, 0X30 in the last 24 months, and xxx equity in the subject."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing the interest rate and do not in fact result in a bona fide reduction of the interest rate."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE points and fees test due to fees charged of xxx, which exceeds the fees threshold of xxx by +xxx.  The below fees were included in the test: Loan origination fee paid by borrower: xxx Mortgage Broker Fee (xxx) xxx Points - Loan Discount Fee paid by Borrower: xxx.  The loan fails the Qualified Mortgage Lending Policy Points and xxx, which exceeds the fees threshold of xxx by +xxx. The below fees were included in the test: Loan origination fee paid by borrower: xxx Mortgage Broker Fee (xxx) xxx Points - Loan Discount Fee paid by Borrower: xxx."
																																																																																								* Missing Required Disclosures (Lvl 2) "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7EB0WSPONE9	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	xxx	36.271%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xxx in the amount of xxx with xxx.
There is a prior credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2017 in the amount of xxx.
There is a prior hospital lien against the xxx in favor of xxx, which was recorded on xx/xx/2019 in the amount of xxx.
There are 2 medical liens against the xxx in favor of xxx, which were recorded on xx/xx/2023 and xx/xx/2023 in the total amount of xxx.
The first installment of county taxes for 2025 was paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3 years on the job as a xxx with xxx.
BWR2 has 3 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.271%   Tape Value: 61.060%   Variance: -24.789%   Variance %: -24.78900%   Comment: Borrower DTI ratio percent is 36.271%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.685%   Tape Value: 59.309%   Variance: -24.624%   Variance %: -24.62400%   Comment: Housing Ratio per u/w is 34.685%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property address street is xxx glendale xxx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is pud. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 36.27%. Tape shows the lender did not include rent expenses of non-occupying BWR2 in the DTI calculation. The revised DTI is 61.06%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 3 years on the job as a xxx with xxx, BWR2 has 3 years on the job as an xxx with xxx, FICO 740, 0X30 in the last 24 months, xxx equity in the subject, and xxx residual income."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xxx Exceeds Fees threshold of xxx Over by +xxx.
The below fees were included in the test:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xxx) QM points and fees test due to Fees charged xxx Exceeds Fees threshold of xxx Over by +xxx.
The below fees were included in the test:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx"
																																																																																								* Property type is inconsistent with the tape (Lvl 2) "The subject property type is PUD, and the tape shows SFR, which is inconsistent."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DMPRZEAOWAH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	45.020%	Second	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with bk/pg# xxx in the amount of xxx with xxx.
There is a prior mortgage against the subject property in favor of xxx for xxx, originated on xx/xx/2020, which was recorded on xx/xx/2020 in the amount of xxx with bk/pg xxx .
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as a xxx with xxx.
Additionally, xxx, VA benefits and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: As per the document Borrower #2 First name is rushawn but tape shows as NA. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document Borrower #2 last name is xxx but tape shows as Not applicable.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document original CLTV ratio percent70.153% but tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: As per the document Original note date is xx/xx/2025 but tape shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property Type is PUD Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows as a TRID violation, as the subject loan does not satisfy the 3-day waiting period requirement prior to consummation. Infinity compliance report shows the loan failing the TRID delivery and timing test for the initial CD. Further details not provided."
																																																																																							* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.02%. The Lender excluded 2 allotments on the DFAS Retiree Statement. Lender defect. Revised DTI 50.98%. Subject originated xx/xx/2025 and the 3 year SOL is active. The BWR is employed with xxx as a xxx for 3.1 years, FICO 748, xxx residual income and xxx equity in the subject property. 0X30 since inception."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HZS4PHOLQMU	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	New York	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	32.528%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xxx	Not Applicable	3.990%	xxx	xx/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There is a junior credit card judgment against the borrower in favor of xxx, on xx/xx/2026 in the amount of xxx.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 11 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2025. The current P&I is xxx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xxx. The due dates were advanced from xx/xx/2024 to xx/xx/2024 due to loan modification.	Collections Comments:According to the servicing comments, the current status of the loan is foreclosure.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 11 months, and the next due date is xx/xx/2025. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2026, the RFD is unemployment.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
The loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2025, the foreclosure was initiated on xx/xx/2025. The complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2026, the FC was placed on hold due to a loss mitigation workout. Further details not provided.
No post-close bankruptcy record has been found.
BWR has been SE as a xxx for 6.83 years. Additionally, BWR receives retirement income.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on xx/xx/2025. The complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2026, the FC was placed on hold due to a loss mitigation workout. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx on xx/xx/2024. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.990% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal-forgiven amount.	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: currently in foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Tape shows Yes and audit value shows no.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Tape shows 480 and audit value shows 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444321110010004444   Tape Value: 998765432111001000055543   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape shows Single Family and audit value shows PUD. Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is NOO purchase originated on xx/xx/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 32.53%. Tape shows the lender omitted REO property housing expenses without sufficient proof of no obligation. Also, the tape shows BWR had taken undisclosed HELOC debt on the REO property. Revised DTI is 66%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE as a xxx for 6.83 years, FICO 766, and xxx equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5DYTTA15BBL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.578%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2025.
The first and second installments of county taxes for 2026 are due in the amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.16 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 |---| -7 (Days) |----| Comment: Original note doc date is xx/xx/2025. Tape Source: Initial Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the subject project is ineligible due to critical repairs. The condo questionnaire shows a xxx special assessment for structural repairs due to wind and rain events. Subject loan closed without an appraisal. PIW is available in the loan file. The inspection report verifying the completion of work is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TZGD26HMLQE	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Connecticut	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	49.163%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx for xxx in the amount of xxx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with the instrument # xxx
The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
BWR1 has 7 months on the job as a xxx with xxx. Previously, BWR1 had 1.83 years on the job as a xxx with xxx.
BWR2 has 6 months on the job as a xxx with xxx. Previously, BWR2 had 1.91 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect the Transfer Taxes. The CD dated xx/xx/2025 reflects the Transfer Taxes at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 49.16%. The tape shows the borrower was not employed at the time of closing and had undisclosed student loan debt. The revised DTI is 86.89%. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 7 months on the job as a xxx with xxx. BWR2 has 6 months on the job as a xxx with xxx. FICO 674, and xxx residual income."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
00Z37T7MACM	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	53.137%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is one junior mortgage against the subject property, originated on xx/xx/2025, in favor of xxx in the amount of xxx, which was recorded on xx/xx/2025.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 1.25 years on the job as a xxx with xxx. Previously, BWR1 had 1.75 years on the job as a xxx.
BWR2 has been SE for 9.92 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 53.137% Tape Value: 48.249% |---| 4.888% |----| 4.88800% Comment: Borrower DTI audit value is 52.268%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 30.948%   Tape Value: 28.218%   Variance: 2.730%   Variance %: 2.73000%   Comment: Housing ratio per u/w audit value is 28.218%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per document property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject loan is not FHA insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2025 does not reflect Appraisal Re-Inspection Fee. CD dated xx/xx/2025 reflects Appraisal Re-Inspection Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.   Loan failed charges in total cannot increase more than a 10% tolerance test. The LE dated xx/xx/2025 reflects the sum of Section C fees and recording fee at xxx. CD dated xx/xx/2025 reflects the sum of Section C and recording fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% of the test. The COC for an increase in fee is missing from the loan documents.
The subject loan is a purchase that originated on xx/xx/2025, and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xxx) QM Points and Fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: xxx
Loan Origination Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: xxx
Loan Origination Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows gift funds and seller credits were not submitted through AUS. When rerun, AUS returned a REFER, which does not meet manual underwriting requirements, rendering the loan ineligible. Further details not provided."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM Rebuttable Presumption test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: xxx
Loan Origination Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD reflects cash to in the amount of xxx."
																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed FHA QM safe harbor threshold test due to APR calculated 7.112% exceeds APR threshold of 8.266% under by -1.154%."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XKAZ7J3BXR4	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Oregon	xxx	xxx	xxx	Oregon	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	42.766%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to review of the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to review of the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.75 years on the job as a xxx at xxx.
BWR2 has 10.33 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -3 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000000000 Tape Value: 0000000000 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape and file show the buydown form does not meet chase requirements, as it must be signed by the seller. 4/1 the product has updated the buydown form, and it is currently in production. The loan is being reviewed for the preferred express program and sale. Further details not provided. The subject loan originated on xx/xx/2025."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0UCBSCGJW97	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	49.839%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.25 years on the job as a xxx with xxx. Additionally, BWR1 has 6.33 years on the job as a xxx with xxx.
BWR2 has 4 months on the job as a xxx with xxx. BWR2 had prior employment experience as an xxx with xxx. of Virginia for 2.41 years.
BWR3 has 1.91 years on the job as a xxx with xxx. BWR3 had prior employment experience as a xxx with xxx for 1 month.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Borrower #2 First name is angel jeison. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower #2 Last name is barrios.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower #2 Middle name is xxx.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower First name is yanelsi xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00001 Tape Value: 00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.84%. The Lender excluded a debt. Lender defect. Revised DTI 50.44%. The BWR is employed with xxx as a xxx for 6.3 years & xxx as a xxx for 6.1 years, BWR2 is employed with xxx as a xxx for 1 month, BWR3 is employed with xxx as a xxx for 1.11 years, FICO 779, xxx residual income, xxx reserves and xxx equity in the subject property. 1X30 since inception."	* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YXV4UV7COJA	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	26.935%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the amount of xxx on xx/xx/2026.
The annual school taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.83 years on the job as a xxx at xxx. Previously, BWR1 had 2 years on the job as a xxx at xxx.
BWR2 has 1.75 years on the job as an xxx at xxx. Previously, BWR2 had 4.16 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) HUD-1 Closing Statement	Field: Borrower DTI Ratio Percent Loan Value: 26.935% Tape Value: 27.374% |---| -0.439% |----| -0.43900% Comment: Tape shows Borrower DTI Ratio Percent is 27.374% but audit value is given as 26.935%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 20.327%   Tape Value: 20.766%   Variance: -0.439%   Variance %: -0.43900%   Comment: Tape shows Housing ratio 20.766% but audit value given as 20.32%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000 Tape Value: 00000000 Variance: Variance %: Comment: payment history string is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and file show the subject property's condition was reported as C3 instead of xxx. Upon review of the appraisal report, the photo addendum shows standing water on the powder room floor in the basement and deferred maintenance in the basement rec room. An inspection report by a licensed professional is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance is failing for state regulations PA license validation test. In the state of PA, the lender is licensed under state ID #31242 as per the NMLS website."
																																																																																							* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final executed CD. CE was tested based on seller provided initial CD."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 26.93%. The tape reflects an increased DTI of 27.37%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 1.83 years on the job as a xxx at xxx. BWR2 has 1.75 years on the job as an xxx at xxx, FICO 751, 0X30 since inception, and xxx equity in the subject."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U431PSFLGF0	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	34.726%	First	Short Form Policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There is an active mortgage against the subject property, which was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xxx with xxx. As per the subordination document dated xx/xx/2021, this mortgage was subordinated to the subject mortgage.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as a xxx with xxx. Previously, BWR had 2.16 years on the job as a xxx with xxx. Inc.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 34.726% Tape Value: 53.773% |---| -19.047% |----| -19.04700% Comment: Tape data shows borrower DTI ratio percent as 53.773%, but audit value shows 30.817%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows current value as xxx, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 20.623%   Tape Value: 31.935%   Variance: -11.312%   Variance %: -11.31200%   Comment: Tape data shows housing ratio per U/W as 31.935%, but audit value shows 16.715%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original CLTV ratio percent as xxx, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2021 Variance: -4 (Days) Variance %: Comment: Tape shows original note doc date as xx/xx/2021, but audit value shows xx/xx/2021. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 34.72%. Tape shows income miscalculation and failure to verify supporting documentation. Further details not provided. Revised DTI is 53.77%. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 4 months on the job as a xxx with xxx, FICO 698, 0X30 in the last 24 months, and xxx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at xxx. The CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects a Lender Credit at xxx. Final CD dated xx/xx/2021 reflects the Lender at xxx. This is a decrease of +xxx for the fee, which has a 0% tolerance test. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0IXHH4X7IBG	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Massachusetts	xxx	xxx	xxx	Massachusetts	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.870%	Second	Final policy	xxx	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is one prior mortgage against the subject property originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xxx with xxx.
The 1st, 2nd, and 3rd installments of town taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025, xx/xx/2025, and xx/xx/2026, respectively.
The 4th installment of town taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 3.08 years on this job as a xxx with xxx. Additionally, BWR receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.870% Tape Value: 45.978% |---| 2.892% |----| 2.89200% Comment: Borrower DTI Ratio Percent is 47.659%. Tape shows 45.978%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 40.083%   Tape Value: 37.191%   Variance: 2.892%   Variance %: 2.89200%   Comment: Housing Ratio per U/W (xxx) is 38.872%. Tape shows 37.191%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: Original Note Date is xx/xx/2025. Tape shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original Standard LTV (OLTV) is xxx. Tape shows xxx. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity compliance reports show the loan failed closing disclosure timing requirement test. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TILA PCCD coverage conflict validation test. The loan contains multiple disclosures, including a Post-Consummation Closing Disclosure, and the data required for determining TILA coverage conflicts between the xxx and the last disclosure given at or prior to consummation.  The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the revised loan estimate delivery date test as the revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days before the closing date.

This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the closing date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L2YY1C30EUP	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Virginia	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	49.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of county taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025, xx/xx/2025, and xx/xx/2026.
The 1st and 2nd installments of utilities/MUD charges for 2026 are due in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
The 4th installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape, the property occupancy is stated as second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 17.25 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows xxx but audit value shows N/A. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 0.000%   Tape Value: 13.384%   Variance: -13.384%   Variance %: -13.38400%   Comment: Tape shows 13.384% but audit value shows 0.000%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape shows single family but audit value shows PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2025."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the HOI policy used on the subject loan does not meet agency requirements, as actual cash value was used to determine the coverage amount instead of the replacement-cost basis. An insurance quote from a different company would cost twice the amount, which would be over 50%. Dwelling coverage of xxx in the HOI policy does not cover a loan amount of xxx. Subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EYP6OMLCBJ4	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maine	xxx	xxx	xxx	Massachusetts	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	49.473%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the seller's tape, the property occupancy is stated as a second home.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 19.58 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 15.240%   Tape Value: 9.945%   Variance: 5.295%   Variance %: 5.29500%   Comment: Tape shows the housing ratio per U/W is 9.945%, and the audit value is 15.240%.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the MI company is xxx, and the audit value is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0001 Tape Value: 0100 Variance: Variance %: Comment: 0001 Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.47%. The Lender used a WVOE to determine income when the BWR has ownership interest in the company and recently transitioned from K-1 to W-2 in November 2024. Lender defect. Revised DTI cannot be determined. Subject originated xx/xx/2025 and the 3 year SOL is active. The BWR is employed with xxx as xxx for 19 years, FICO 724, xxx reserves and xxx equity in the subject property. 1X30 since inception."	* Loan does not conform to program guidelines (Lvl 3) "The seller's tape shows 30 days delinquent. The borrower was due on xx/xx/2025 as of xx/xx/2026. The borrower cannot have a 30-day delinquency before delivery. Per collection notes, several attempts were made to contact the borrower. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.183% exceeds APR threshold of 7.720% over by +0.463%."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VLLZPAQ7YAE	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.562%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	45.366%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installments of county taxes for 2024 and 2025 have been paid in the total amount of xxx on xx/xx/2024 and xx/xx/2025, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.562%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 19.25 years at xxx. Additionally, BWR has been SE for 3 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 |---| -5 (Days) |----| Comment: As per the document original note doc date is xx/xx/2025 Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00000000000   Tape Value: 0000000000   Variance:    Variance %:    Comment: PH string is 00000000000.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per the document subject Property type PUD but tape shows as Single family. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.37%. Tape shows undisclosed debt opened prior to closing. The revised DTI is 60.38%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 19.25 years at xxx. Additionally, BWR has been SE for 3 years at xxx. FICO 779, 0X30 since inception, xxx equity in the subject, and xxx residual income."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3YRGFMJG3HC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of combined taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per collection comments dated xx/xx/2025, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 |---| -1 (Days) |----| Comment: Tape data shows original Note doc date as xx/xx/2025, but audit value shows xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is EPD. The first payment was due on xx/xx/2025. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1JPFJ4OIS3U	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.499%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	28.397%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
There is a prior state tax lien against xxx in favor of the xxx, which was recorded on xx/xx/2024 in the amount of xxx.
The 1st installment of county taxes for 2025 was paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.50%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the servicing comment dated xx/xx/2025, the reason for default is unemployment.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 28.83 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows the current value as xxx, but the audit value show N/A. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -7 (Days) Variance %: Comment: Tape shows the original note doc date as xx/xx/2024, but the audit value shows xx/xx/2024. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LHFJQB3886W	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.999%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	11.300%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
The 1st installment of supplemental county taxes for 2024 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of supplemental county taxes for 2024 has been delinquent in the amount of xxx, which is good through xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.99%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2025, RFD is disaster impact.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 9.91 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 |---| -1 (Days) |----| Comment: Original Note Doc Date is xx/xx/2024. Tape shows xx/xx/2024. Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx ( xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape defect shows EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.355% exceeds APR threshold of 8.330% over by +0.025%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

																																																																																								Loan failed CA AB 260 Higher-Priced Mortgage Loan threshold test due to APR calculated 8.453% exceeds APR threshold of 8.330% over by +0.123%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R1Z5ZDYMRG9	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.998%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	31.231%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd annual installments of combined taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.998%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 18.91 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: Tape shows age of loan as 9, but audit value shows 7. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows PMI active as No, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 31.23%. The Lender accepted a WVOE indicating a significant increase in salary that was not supported. Revised DTI cannot be determined. Lender defect. The BWR is employed with xxx as an xxx for 18.11 years, FICO 791, undetermined residual income, xxx reserves and xxx equity in the subject property."	* Assets do not meet guidelines (Lvl 3) "Tape shows assets short to closing. Bank statements in the file show xxx satisfy the cash-to-close requirement of xxx at closing. Further details not provided."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test due to disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2025.
The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MBWFP7Z32TB	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.124%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	47.303%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx. There is an active junior mortgage against the subject property in favor of xxx, which was recorded on xx/xx/2024 with instrument # xxx in the amount of xxx. The 1st annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025. The 2nd annual installment of combined taxes for 2025 is due in the amount of xxx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.12400%. The current UPB reflected as per the payment history is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx. As per the collection comment of xx/xx/2025, the reason for default is excessive obligation. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No post-close bankruptcy record has been found. As per servicing comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. Further details not found. As per the collection comment xx/xx/2024, the subject property is owner-occupied. BWR has been SE for 9.16 years at xxx.
Foreclosure Comments:As per servicing comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. Further details not found.

Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 20 Tape Value: 22 |---| -2 |----| -9.09090% Comment: Age of loan is 20. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MI company is xxx.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: Secondary Variance: Variance %: Comment: Occupancy at origination is primary. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the interest rate reduction loan term exceeded the maximum allowable limit of 10 years beyond the loan being paid off, and file review reflects the subject was originated as a full documentation loan with a 30-year term. Further details not provided. Subject originated on xx/xx/2024."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect Points - Loan Discount Fee. The FCD dated xx/xx/2024 reflects Points - Loan Discount Fee of xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2024, and 1 year SOL has expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 8.684% exceeds the APR threshold of 8.450% over by +0.234%. The subject loan is escrowed.  Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.684% exceeds the APR threshold of 8.450% over by +0.234%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).   The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 8.566% exceeds the APR threshold of 8.450% by +0.116%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OGUV38Q6GFF	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Minnesota	xxx	xxx	xxx	Massachusetts	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	52.875%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of combined taxes (xxx) for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025, respectively.
The first and second installments of combined taxes (xxx) for 2026 are due in the total amount of xxx on xx/xx/2026 and xx/xx/2026, respectively.
The first and second installments of combined taxes (xxx) for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025, respectively.
The first and second installments of combined taxes (xxx) for 2026 are due in the total amount of xxx on xx/xx/2026 and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 3.16 years on the job as a xxx at xxx.
BWR2 receives retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: As per loan documents. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 52.875%   Tape Value: 53.271%   Variance: -0.396%   Variance %: -0.39600%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 19.642% Tape Value: 33.688% Variance: -14.046% Variance %: -14.04600% Comment: As per loan documents. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 53.40%. The Lender allowed the loan to close with DTI over 50%. Lender defect. The BWR is employed with xxx as a xxx for 3.2 years, BWR 2 receives Pension, FICO 683, xxx residual income, xxx reserves and xxx equity in the subject property."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The below fees were included in the test:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 does not reflect Appraisal Review Fee. Final CD dated xx/xx/2025 reflects Appraisal Review Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xxx) QM Points and Fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The below fees were included in the test:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was flipped to an alternate investor status and tasking was initiated after AUS findings returned ineligible when a borrower was removed. Further details not provided. Subject originated on xx/xx/2025."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.846% exceeds APR threshold of 8.110% over by +0.736%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WGGGOKPRAV5	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Colorado	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	37.700%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: Audit value updated as per documents. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Audit value updated as per documents.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Audit value updated as per documents. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and file show the subject condominium project is ineligible due to critical repairs, as special assessments for structural balcony issues and significant stucco damage across multiple buildings caused by improper drainage in the amount of xxx have been planned. The inspection report verifying the completion of work is missing. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2025 does not reflect Processing Fee. Final CD dated xx/xx/2025 reflects Processing Fee at xxx. This is an increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xxx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M5VO8Q710CF	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New Jersey	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	25.618%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There is a prior hospital lien against the xxx in favor of xxx, which was recorded on xx/xx/2019 in the amount of xxx.
The annual town taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The first installment of town taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The second installment of town taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 was qualified using the 12-month business bank statement loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Age of loan is 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 25.618%   Tape Value: 57.803%   Variance: -32.185%   Variance %: -32.18500%   Comment: Borrower DTI ratio percent is 25.618%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable .   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 12.788%   Tape Value: 28.854%   Variance: -16.066%   Variance %: -16.06600%   Comment: Housing ratio per is 12.788%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 25.61%. The tape reflects an increased DTI of 58.35%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR FICO 692, xxx equity in the subject, and xxx residual income."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails the prohibited fees test. The below fees were included in the test:
 Attorney Fee - paid by Borrower: xxx Buyer's Agent Real Estate Commission paid by Seller: xxx HOA/Planned Unit Dev/Condo Transfer Fees paid by Borrower: xxx MERS paid by Borrower: xxx Seller's Agent Real Estate Commission paid by Seller: xxx Title - Closing Protection Letter Fee paid by Borrower: xxx."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test.  The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on the closing disclosure dated xx/xx/2025. The initial LE dated xx/xx/2025 reflects lender credit at xxx. Final CD dated xx/xx/2025 reflects lender credit at xxx. This is decrease of -xxx for fee which has 0% tolerance test. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."			Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5KJYEKYSJD7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	43.827%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx for the amount of xxx with xxx.
There is one junior mortgage against the subject property originated on xx/xx/2025 in favor of xxx in the amount of xxx, which was recorded on xx/xx/2025.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 1.75 years on the job as a xxx with xxx. Previously, BWR had multiple jobs in the last two years in the same line of work.
BWR2 has been SE as a xxx for 18.33 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: current value N.A Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 54.71%. The Lender allowed the loan to close without a - year history of SE, per the tax transcripts. Revised DTI 54.71%. Lender defect. The BWR is employed with xxx for 1.10 years, BWR 2 is SE as an xxx for 18.4 years , FICO 762, xxx residual income, xxx reserves and xxx equity in the subject property."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan incorrectly marked eligible under the Florida Hometown Heroes Housing Program and does not meet applicable mortgage guidelines. Further details not provided."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows an ineligible condo project not CPM approved. Review of the file shows the condo questionnaire is missing from the loan documents and no special assessment was planned for the condo project. Further details not provided. Redfin search shows an estimated value of xxx. Current UPB is xxx."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KKGG0GXM1KS	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Michigan	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	Unavailable	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	45.125%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026, respectively.
The annual installment of utilities/MUD charges for 2025 is delinquent in the amount of xxx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.16 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 6 |---| -2 |----| -33.33333% Comment: Tape shows the Age of loan 6, but the audit value shows 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.125%   Tape Value: 44.694%   Variance: 0.431%   Variance %: 0.43100%   Comment: Tape shows the borrower DTI ratio percentage as 44.694%, but the audit value shows 78.110%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment: Tape shows the Occupancy at Origination (xxx) Primary, but the audit value shows Sceondary.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: Unavailable Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows a compliance error, as the predatory check failure was not caught when generating the documents. Infinity CE report did not fail for predatory tests. Further details not provided. Subject originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows credit was removed from AUS after SSN correction, and upon obtaining updated credit, AUS findings returned ineligible due to multiple risk factors. Further details not provided. Subject originated on xx/xx/2025."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.540% exceeds APR threshold of 8.110% over by +0.430%."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AUFQDYNEIXP	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	49.201%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025-2026 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of combined taxes for 2025-2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx and as per the deferral agreement located at "xxx" the deferred balance is xxx. The due date jumped from xx/xx/2025 to xx/xx/2025.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per comment dated xx/xx/2025, the forbearance plan began on xx/xx/2025 and ended on xx/xx/2025.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the occupancy of the subject property is stated as a second home.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as a xxx at xxx. Previously, BWR had 2.25 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 17 Tape Value: 19 |---| -2 |----| -10.52631% Comment: As per the document, the age of loan is 17, but the tape shows 19. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.201%   Tape Value: 49.206%   Variance: -0.005%   Variance %: -0.00500%   Comment: As per the document, the borrower DTI ratio percent type is 49.204%, but the tape shows 49.206%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 5.45454%   Comment: As per the document, the current value is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 49.201% Tape Value: 49.206% Variance: -0.005% Variance %: -0.00500% Comment: As per the document, the housing ratio per U/W is 49.201%, but the tape shows 49.206%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.20%. Tape shows the lender did not obtain sufficient documentation of rental income. Lender defect. The subject loan originated xx/xx/2024, and the 3-year SOL is active. BWR has 2 months on the job as a xxx at xxx, FICO 786, and xxx equity in the subject."	* Compliance Testing (Lvl 3) "Tape shows the loan estimate was not delivered or mailed to the borrower within three business days of the application, in violation of TILA-RESPA integrated disclosure requirements. Infinity CE report shows the loan passed the TILA timing requirement test. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Appraisal report shows the subject was altered by enclosing part of the front of the home to create an additional unit, den, kitchen, and bath. To restore it to a single-unit dwelling, a doorway must be installed. The estimated cost to cure is xxx. Zillow search shows an estimated value at xxx. Current UPB is xxx."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6MTDKJV6704	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	33.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xxx/PG#xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 12.83 years on the job as a xxx with xxx.
BWR3 has 49.41 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Age of Loan Loan Value: 19 Tape Value: 20 |---| -1 |----| -5.00000% Comment: As per the document is 19. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 33.656%   Tape Value: 35.182%   Variance: -1.526%   Variance %: -1.52600%   Comment: As per the document borrower xxx percent 12.338% but tape shows 35.182%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document current value is NA but tape shows as xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: As per the document Property address street is xxx but tape shows as xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows there is no documentation available to support that the critical repairs had been completed prior to the delivery of the loan to Freddie Mac. Subject loan closed without an appraisal. Further details not provided."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show subject did not meet the 210-day seasoning period. Subject originated on xx/xx/2024."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.65%. The tape reflects an increased DTI of 35.18%. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 12.83 years on the job as a xxx with xxx. BWR3 has 49.41 years on the job as a xxx with xxx, FICO 698, 0X30 since inception, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects the HOA/planned unit dev/condo certification fee at xxx. The CD dated xx/xx/2024 reflects the HOA/planned unit dev/condo certification fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LCW1FN4RSWQ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	33.121%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There is one junior mortgage against the subject property originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with the xxx.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/206 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 4.5 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| -40.00000% Comment: Updated as per document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: Updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the final certification of the pool was required to be completed by the end of 12 months from the date of closing. Appraisal report is as is and does not have any pending repairs or certification of the pool. Subject loan closed on xx/xx/2025, and the lender does not have an opportunity at this point to obtain an appraisal any longer. Further details not provided. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the BWR's employment in brick-and-mortar must be based in Florida. File shows the subject property is xxx, FL and BWR lives and works in xxx, FL. BWR has been SE at xxx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2025 reflects cash to in the amount of xxx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4HCTOFR0R8Y	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.490%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	40.079%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first installment of county taxes for 2025/2026 has been paid in the amount of xxx in xx/xx/2025.
The second installment of county taxes for 2025/2026 is due in the amount of xxx on xx/xx/2026.
The first and second installments of county taxes for 2025/2026 (xxx) are delinquent in the total amount of xxx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.490%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
CCs do not show damages.

BWR has 2.58 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Age of Loan Loan Value: 15 Tape Value: 17 |---| -2 |----| -11.76470% Comment: Age of Loan is 15 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 40.079%   Tape Value: 42.873%   Variance: -2.794%   Variance %: -2.79400%   Comment: Borrower DTI Ratio Percent is 40.079%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.522%   Tape Value: 31.580%   Variance: -2.058%   Variance %: -2.05800%   Comment: Housing Ratio Per U/W is 29.522%   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property Address Street is xxx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject was closed using PIW. The condo questionnaire does not show any damage or special assessment. The condition report dated xx/xx/2023 shows critical repairs such as loose nails in deck boards, a gap at the corner of the railing, cracked/split railing boards, faded and unpainted deck boards, rotten deck boards at edges and on the underside, uneven spacing of the deck boards (xxx), a gap at the railing to wall connection, a rotten joist with fungal growth, and a rotten beam with fungal growth. The cost of repair is not available. Tape and file show there is no documentation available to support that the critical repairs had been completed prior to the delivery of the loan. 1004d inspection report is missing from the loan documents."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 42.87%. Tape shows insufficient income. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has 2.58 years on the job as an xxx with xxx, FICO 751, and 0X30 since inception."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F5T7ROYMU03	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.450%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	41.378%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xxx in the amount of xxx with xxx.
There is a prior mortgage active against the subject property, which was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xxx in the amount of xxx with xxx. As per the subordination agreement recorded on xx/xx/2025, this prior mortgage has been subordinated to the subject mortgage.
There is a hospital lien against the xxx in favor of xxx recorded on xx/xx/2025 in the amount of xxx.
The first and second installments of combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2025.
The annual water charges are delinquent in the amount of xxx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.450%. The current UPB reflected as per the payment history is xxx.	Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the reason for default is loss of job.
As per the comment dated xx/xx/2026, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as a xxx with xxx. Additionally, BWR has been SE for 7.91 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 32 Tape Value: 35 |---| -3 |----| -8.57142% Comment: Age of Loan is 32. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 41.378%   Tape Value: 45.809%   Variance: -4.431%   Variance %: -4.43100%   Comment: Borrower DTI Ratio Percent is 39.985%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.844%   Tape Value: 34.276%   Variance: -4.432%   Variance %: -4.43200%   Comment: Housing Ratio per U/W (xxx) is 29.844%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original CLTV Ratio Percent is xxx. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the revised closing disclosure delivery date test the revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xxx) QM Points and Fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is not in first lien position at origination. Additionally, tape and file show the subject is in first lien position, and final CD reflects the payoff of consumer debts, confirming the loan was for consumer purposes and subject to full credit/compliance. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 does not reflect Mortgage Broker Fee. The CD dated xx/xx/2023 reflects Mortgage Broker Fee at xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance, originated on xx/xx/2023, and the 3-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 7.890% exceeds APR threshold of 7.850% over by +0.040%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.880% exceeds APR threshold of 7.850% over by +0.030%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6PTP50SJPW6	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Kentucky	xxx	xxx	xxx	Kentucky	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Refinance	xxx	xxx	Streamline Refinance	No	xxx	xxx	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There is an active prior UCC financing statement for solar equipment against the subject property in favor of xxx, which was recorded on xx/xx/2024.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 17.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 9.09090%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on CD dated xx/xx/2025. Initial LE dated xx/xx/2025 reflects lender credit at xxx. Final CD dated xx/xx/2025 reflects lender credit at xxx. This is decrease of -xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the FHA case number was auto-cancelled on xx/xx/2025 after the file was clear to close on xx/xx/2025, and the loan did not close until xx/xx/2025. Loan closed on a cancelled FHA case number. Additionally, tape shows subject loan does meet the seasoning period requirements for a streamline refinance. Further details not provided. Subject originated on xx/xx/2025."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L9N3BZBC3BZ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.000%	300	xx/xx/2025	xx/xx/2025	FHA	Fixed	Refinance	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	51.846%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens found.
The annual installment of combined taxes for 2024 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of combined taxes for 2025 is delinquent in the amount of xxx, which is good through xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 2.58 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -12.50000% Comment: Age of loan is 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 51.846%   Tape Value: 46.381%   Variance: 5.465%   Variance %: 5.46500%   Comment: Borrower DTI ratio percent is 51.846%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 36.660%   Tape Value: 32.796%   Variance: 3.864%   Variance %: 3.86400%   Comment: Housing ratio per U/W is 36.660%.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MI Company is xxx.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 19.000%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows appraisal missing or defective. Review of the file shows the appraisal report is available in the loan file in as-is condition, with no signs of repairs or damage noted. Further details not provided. Zillow search shows an estimated value of xxx. Current UPB is xxx."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show AUS findings dated xx/xx/2025 returned refer on each run. The file was not corrected, and both DU and LP remained as referred prior to post-closing review. Further details not provided. Subject originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RCMLNO8HC3W	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.624%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	40.134%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025-2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
The 2nd installment of county taxes for 2025-2026 is due in the amount of xxx on xx/xx/2026.
The 1st installment of county taxes for 2025-2026 is delinquent in the amount of xxx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.624%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
According to the tape data the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.41 years on the job as an xxx with xxx. Additionally, BWR1 has 2.66 years on the job as xxx with xxx.
BWR2 has 3.75 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Tape shows the Age of loan 10, but the audit value shows 9. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Secondary   Variance:    Variance %:    Comment: Tape shows the Occupancy at Origination (xxx) Secondary, but the audit value shows Primary.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows the Property Address Street xxx, but the audit value shows xxx #A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."
																																																																																						* Property Marketability Issues (Lvl 4) "Tape shows the subject is ineligible due to critical repairs. The condo questionnaire shows repairs as electrical upgrades on buildings. Subject was closed without appraisal. 1004D or an engineer's inspection report verifying the completion of repair is missing from the loan file. Zillow search shows an estimated value at xxx. Current UPB is xxx."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase, originated on xx/xx/2025, and the SOL is 1 year."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 40.13%. Tape shows the subject is NOO due to misrepresentation causing the lender to omit the BWR primary housing expense and the undisclosed mortgage. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 3.41 years on the job as an xxx with xxx. BWR2 has 3.75 years on the job as a xxx with xxx, FICO 801, and 0X30 since inception."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X8J09LSDTL8	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	South Carolina	xxx	xxx	xxx	South Carolina	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	No	xxx	xxx	Unavailable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of xxx on xx/xx/2024.
The annual combined taxes for 2025 are exempt.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.75%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -5 (Days) Variance %: Comment: Original note date is xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file show subject did not meet the VA 210-day seasoning period. Subject originated on xx/xx/2025."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TU9Y5QSW4W8	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	16.000%	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	45.230%	First	Short Form Policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
There are 2 junior mortgages against the subject property. The first junior mortgage against the subject property is in favor of The xxx in the amount of xxx, which originated on xx/xx/2024 and was recorded on xx/xx/2024 with instrument #xxx, and the second junior mortgage against the subject property is in favor of The xxx in the amount of xxx, which originated on xx/xx/2024 and was recorded on xx/xx/2024 with instrument #xxx
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual utilities/MUD taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Umbel to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.75 years on this job as an xxx at xxx. Previously, BWR had 1 year on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 45.230% Tape Value: 44.977% |---| 0.253% |----| 0.25300% Comment: Tape shows 44.977% and audit value shows 45.230%. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower Last Name is xxx. Tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 44.957% Tape Value: 44.705% Variance: 0.252% Variance %: 0.25200% Comment: Tape shows 44.705% and audit value shows 44.957%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.23%. Tape shows undisclosed debt. Revised DTI is 64%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 1.75 years on this job as an xxx at xxx, FICO 796, and xxx residual income."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4OBTQRJ2JMW	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	39.422%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR has 3.16 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) HUD-1 Closing Statement Missing Initial Closing Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows BWR would not allow the completion of the final inspection. Appraisal report is subject to the completion of new construction. The estimated cost of construction is not available. The 1004D report is missing from the loan documents. The final CD does not reflect the escrow holdback. 0X30 since inception xx/xx/2024. Reaching out to seller for copy of CO, if available."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final CD is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial CD is missing from the loan file."
																																																																																							* Missing Required Disclosures (Lvl 3) "The settlement services provider list is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4M2QGFOGA31	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Jersey	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.000%	180	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	40.953%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 2nd installment of county taxes for 2026 is due in the total amount of xxx on xx/xx/2026.
The 1st installment of town taxes for 2026 was paid in the amount of xxx on xx/xx/2026.
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2025 were paid in the total amount of xxx on different dates.
The annual Utilities/MUD charges for 2026 have been due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the occupancy of the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, there is dispute found on credit report. Further details are not available.
BWR has 4.16 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject condo project's HOA is involved in active litigation. The appraisal report is as is, and the condo questionnaire shows the association is involved in active litigation with the developer over transition issues. Further details not provided. Zillow shows an estimated value of xxx. Current UPB xxx."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed the state regulations for the first lien prohibited fees test. The following fees were included in the test: Administration Fee paid by Borrower: xxx
Buyer or Borrower Attorney Fee paid by Borrower: xxx
CPL paid by Borrower: xxx
HOA - Capital Contribution paid by Borrower: xxx
HOA Fees paid by Borrower: xxx
HOA Reimbursement paid by Borrower: xxx
HOA-Dues paid by Borrower: xxx
Re commission paid by Seller: xxx
Title - Certificate of Good Standing paid by Borrower: xxx
Title - County Searches paid by Borrower: xxx
Title - Flood Search paid by Borrower: xxx
Title - Tax Search paid by Borrower: xxx
Title - Update paid by Borrower: xxx
Title - Upper Courts/Patriot Searches paid by Borrower: xxx"
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test (12 CFR §1026.19(xxx)(xxx)(xxx)(xxx)). A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms were not provided to the borrower within three business days after the interest rate was locked on xx/xx/2024."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UOGZR1GW7MJ	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.250%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.250%. The current UPB as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR is an LLC, and the loan was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower First Name is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower Last Name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.50   Tape Value: 1.48   Variance: 0.02   Variance %: 1.35135%   Comment: Debt Service Coverage Ratio (xxx) is 0.91.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN Number is xxx.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: 60   Tape Value: 5   Variance: 55   Variance %: 1100.00000%   Comment: Prepayment Penalty Term Months is 60.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject approved as DSCR using short term rental. Tape shows same. Treating as commercial. Elevated for client review."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase. Subject originated xx/xx/2025."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is NOO and approved using DSCR. Tape shows loan UW using short-term rental income was not permitted, and rental income of xxx from the lease agreement causes the DSCR to decrease from 1.48 to 0.44. Further details not provided.

																																																																																							BWR is an LLC. Note and mortgage documents were signed by the BWRs as members of the LLC and not in the individual names. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6F8SO0TPX2N	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	No	Not Applicable	Unavailable	xxx	Not Applicable	40.869%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with MERS as nominee for xxx NMLS: xxx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xxx with xxx.
The 1st installment of combined taxes for 2026 was paid in the amount of xxx on xx/xx/2026.
The 1st installment of school taxes for 2025/2026 was paid in the amount of xxx on xx/xx/2025.
The 2nd installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The 2nd installment of school taxes for 2025/2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
CCs do not show damages.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Flood Certificate Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 40.869% Tape Value: 40.900% |---| -0.031% |----| -0.03100% Comment: Tape shows 40.900% but audit value shows N/A. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 33.773%   Tape Value: 33.800%   Variance: -0.027%   Variance %: -0.02700%   Comment: Tape shows 33.800% but audit value shows 33.773%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows - but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: 1 (Days)   Variance %:    Comment: Tape shows xx/xx/2020 but audit value shows xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: 15.46742% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and appraisal report show the subject property has incomplete renovations. Available 1004D shows renovations have been completed, except for the installation of kitchen cabinet hardware. The estimated cost to cure is xxx. Final 1004D report is missing from the loan documents, and the final CD reflects the escrow holdback amount is xxx."
* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2020 reflects escrow holdback in the amount of xxx for release of escrow holdback is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 does not reflect Mortgage Broker Fee. Final CD dated xx/xx/2020 reflects Mortgage Broker Fee at xxx. This is an increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2020 and the 1-year SOL has expired.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2020 reflects the sum of Section C Fees and Recording Fee at xxx. Final CD dated xx/xx/2020 reflects the sum of Section C Fees and Recording Fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2020 and the 1-year SOL has expired."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4M0H8F9Y9ZS	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Oklahoma	xxx	xxx	xxx	Colorado	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.000%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page# xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the loan was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 995.089% |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: DSCR   Tape Value: Alternative   Variance:    Variance %:    Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Commercial   Tape Value: Conventional   Variance:    Variance %:    Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: As per document. Tape Source: Initial Tape Type:	4: Unacceptable	* Guarantee Document is missing (Lvl 4) "BWR is an LLC. Note and mortgage were signed by the BWR as a member of the LLC and not in the individual's name. Tape and file show personal guaranty is missing from the loan file."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase. Subject originated xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower did not execute the required personal guarantee, and the investor declined the loan post-closing due to this missing document. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AD8P08RUIZ2	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	40.543%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens were found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.25 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 40.543% Tape Value: 40.540% |---| 0.003% |----| 0.00300% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: 36.964% Tape Value: 36.960% Variance: 0.004% Variance %: 0.00400% Comment: Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GJW9B0XNQXR	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	New York	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is one active ECB lien against the xxx in favor of the xxx, which was recorded on xx/xx/2012.
The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
The 2nd installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of Utilities/MUD taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The annual installment of utility/MUD charges for 2026 has been delinquent in the total amount of xxx, which is good through xx/xx/2026.
The annual installment of water charges for 2026 has been delinquent in the total amount of xxx, which was due on xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: B1 self employed N.A Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: BWR first name xxx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name xxx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000 Tape Value: 0x0x0x0 Variance: Variance %: Comment: payment history string 0000 Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows a defect as an ECB violation for illegal two-unit property. The property was sold as one unit, but the violation remains outstanding. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4GKE2A2Z6XO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	xxx	43.435%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property occupancy is stated as a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8 years on the job as a xxx with xxx.
BWR2 has 19 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 24.816% Tape Value: 24.817% Variance: -0.001% Variance %: -0.00100% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape reflects the loan was kicked back from the investor before purchase due to a foreclosure in the last 7 years. The subject loan originated on xx/xx/2026. ""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4SVJCYAUIPK	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.250%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	16.000%	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.682%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with the xxx.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
The annual water charges for 2026 are due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.250%%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.5 years on the job as a xxx with xxx. BWR has prior employment experience as an xxx with xxx for 0.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: The tape shows the Age of loan 1, but the audit value shows 0. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.682%   Tape Value: 54.960%   Variance: -6.278%   Variance %: -6.27800%   Comment: Tape shows the borrower DTI ratio percentage as 54.960%, but the audit value shows 48.682%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.48780%   Comment: Tape shows the Original Appraised Value xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: The tape shows the Property Address Street xxx, but the audit value shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.68%. Tape shows income miscalculation. Revised DTI is 54.96%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 1.5 years on the job as a xxx with xxx, FICO 718, xxx equity in the subject, and xxx residual income."	* Compliance Testing (Lvl 3) "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed the TRID rate lock disclosure delivery date test."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 7.826% exceeding the APR threshold of 7.630% by +0.196%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xxx), (xxx), and (xxx).

																																																																																								The loan failed the QM Safe Harbor Test threshold test due to the APR calculated as 7.755%. Exceeds APR threshold of 7.630% by +0.125%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43U1N704HOY	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	Yes	xxx	Not Applicable	45.810%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with xxx | xxx# in the amount of xxx with xxx.
No active judgments or liens have been found.
The first installments of school and combined taxes for 2025 and 2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
The second installments of school and combined taxes for 2025 and 2026 are due in the amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 11 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: The tape shows the Age of loan 3, but the audit value shows 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date xx/xx/2026, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The tape shows the PMI Active No, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Alternative   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: -0.00113% Comment: Tape shows the Original Appraised Value xxx, but the audit value shows xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the initial disclosures were issued prior to obtaining the borrower's E-Sign consent agreement. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 7.933% exceeds APR threshold of 7.760% over by +0.173%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PIF1SB6QQTC	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Age of Loan is 4. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower middle name is xxx.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: as it is commercial loan, BWR last name is replaced by xxx name.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: DSCR   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.00065%   Comment: Original Appraisal Value is xxx.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Prepayment Penalty Indicator is Yes.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is 2 Family. Tape Source: Initial Tape Type:	4: Unacceptable	* Guarantee Document is missing (Lvl 4) "BWR is an LLC. Note and mortgage documents were signed by the BWR as a member of the LLC and not in the individual name. The tape and file show a personal guarantee is missing from the loan file."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
325O99D6NEX	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
xxx in the amount of xxx on xx/xx/2025.
xxx in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Age of Loan is 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is xxx.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 1.04166%   Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property address street is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape and the loan file show that the business purpose certification is missing from the loan file."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JNVEDXNX9HZ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	37.008%	Second	Short Form Policy	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is a prior mortgage active against the subject property in favor of xxx for xxx, originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xxx.
The first and second installments of combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to servicing comments, the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 25.4 years on the job as a xxx at xxx.
BWR2 has 6 months on the job as xxx at xxx. Previously, BWR2 had 3 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Age of loan is 1. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is xxx.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.00077%   Comment: Tape shows original appraisal value is xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx Street xxx. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed GSE (xxx) QM APR Test due to APR calculated 9.799% exceeds APR threshold of 9.560% over by +0.239%.

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 9.799% exceeds APR threshold of 9.560% over by +0.239%."
* Loan does not conform to program guidelines (Lvl 3) "The subject is a second lien. The tape defect indicates that the first mortgage was modified from its original terms and per guidelines, second liens are ineligible when the first mortgage has been modified. Based on the file review, the first mortgage was originated on xx/xx/2018 and subsequently modified on xx/xx/2022."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xxx)) due to an APR calculated at 9.847% exceeds APR threshold of 9.560% over by +0.287%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 9.847% exceeding the APR threshold of 9.560% by +0.287%. The subject loan is a second lien. First lien is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.799% exceeds APR threshold of 9.560% over by +0.239%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L48PW4GYXLV	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	11.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.113%	Second	Short Form Policy	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Book/Page # xxx in the amount of xxx with xxx.
There is a prior mortgage against the subject property, which was originated on xx/xx/2022 and recorded on xx/xx/2022 with Book/Page # xxx in the amount of xxx with xxx.
The 1st and 2nd installments of combined taxes for 2023, 2024 and 2025 have been paid in the total amount of xxx on different dates.
The annual water charges for 2025 are due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 11.625%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.50 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -0.00135%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations for the Maryland license and loan type test due to the submitted license type is not applicable to loans with subordinate lien loans."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (xxx) QM APR test due to APR calculated 12.280% exceeds APR threshold of 9.630% over by +2.650%."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan approved at xxx. LTV exceeds guideline limits for property in a declining market value trend. Lender used an appraised value of xxx. Zillow shows an estimated value of xxx. Current UPB is xxx."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 12.377% exceeds APR threshold of 9.630% over by +2.747%. The subject loan is second lien. First lien is escrowed.

Loan failed MD COMAR higher-priced mortgage loan test due to APR calculated 12.377% exceeds APR threshold of 9.630% over by +2.747%. The subject loan is second lien. First lien is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 12.280% exceeds APR threshold of 9.630% over by +2.650%.

																																																																																								Loan failed Qualified Mortgage APR threshold test due to APR calculated 12.280% exceeds APR threshold of 9.630% over by +2.650%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OEIR0BTAI3D	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Missouri	xxx	xxx	xxx	Missouri	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual city taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual sewer charges for 2026 have been delinquent in the amount of xxx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2026, the reason for default is excessive obligation.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower #1 Middle Name is Not Applicable   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower First Name is Not Applicable   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower last name is xxx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: cURENE Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -121 (Days)   Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: DSCR   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 4 Family Tape Value: Single Family Variance: Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* Guarantee Document is missing (Lvl 4) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan and tape shows subject does not have a complete personal guarantee."
																																																																																						* Loan does not conform to program guidelines (Lvl 4) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does not have a complete personal guarantee."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WG2JA4V9AGG	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.250%	360	xx/xx/2025	xx/xx/2025	FHA	ARM	Refinance	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	43.375%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
The water charges are due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Tape shows 4 but audit value shows 3. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: Treasury - One Year   Tape Value: Other   Variance:    Variance %:    Comment: Tape shows other but audit value shows Treasury-One year.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.250%   Tape Value: 1.000%   Variance: 2.250%   Variance %: 2.25000%   Comment: Tape shows 1.000% but audit value shows 3.250%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -1.71988%   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Tape shows cash out other but audit value shows No cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape shows Cash out but audit value shows Refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient assets to close. As per gift assets available in the amount of xxx, which satisfy the cash-to-close requirement of xxx. Further details not provided. The subject loan was originated on xx/xx/2025."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects points—the loan discount fee is xxx. The CD dated xx/xx/2025 reflects points—the loan discount fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE points and fees test due to fees charged, xxx, which exceeds the fees threshold of xxx by xxx.  The below fees were included in the test:  Lender fee paid by borrower: xxx  Points - Loan Discount Fee paid by Borrower: xxx  The loan fails the qualified mortgage lending policy points and fees test due to fees charged xxx, which exceeds the fees threshold of xxx by +xxx.  The below fees were included in the test:  Lender fee paid by borrower: xxx  Points - Loan Discount Fee paid by Borrower: xxx.

The loan fails the FHA QM Rebuttable Presumption test due to fees charged, xxx, which exceeds the fees threshold of xxx by xxx.  The below fees were included in the test:  Lender fee paid by borrower: xxx  Points - Loan Discount Fee paid by Borrower: xxx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows borrower did not bring sufficient funds to closing to complete the required debt payoff for the cash-out refinance transaction, resulting in the loan exceeding the allowable LTV requirements. Further details not provided."
																																																																																							* Loan program disclosure missing or unexecuted (Lvl 3) "The loan program disclosure is missing from the loan document."	* Compliance Testing (Lvl 2) "Loan failed the FHA QM safe harbor threshold test due to the APR calculated at 6.095% and the comparison data of the APR threshold at 8.276%, which is under variance by -2.181%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1502IHFRPR8	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Nebraska	xxx	xxx	xxx	Nebraska	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	43.809%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property which was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xxx with xxx.
There is one prior mechanic's lien against the xxx in favor of xxx in the amount of xxx, which was recorded on xx/xx/2026.
The first installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The second installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	The subject loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB as per the tape data is xxx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 5.16 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.809% Tape Value: 47.000% |---| -3.191% |----| -3.19100% Comment: DTI is 43.80%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 21.056%   Tape Value: 22.000%   Variance: -0.944%   Variance %: -0.94400%   Comment: Hsg ratio is 22.05%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Note reflects address as xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan failed the qualified mortgage lending policy points and fees test due to fees charged of xxx, exceeding the fees threshold of xxx by +xxx.  The below fees were included in the test: Document Preparation Fee paid by Borrower: xxx Points - Loan Discount Fee paid by Borrower: xxx Processing fee paid by borrower: xxx Tax service fee paid by borrower: xxx Underwriting Fee paid by Borrower: xxx."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a refinance case that originated on xx/xx/2026, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test.   The initial loan estimate dated xx/xx/2026 reflects points: a loan discount fee of xxx. The final CD dated xx/xx/2026 reflects points: a loan discount fee of xxx. The initial loan estimate dated xx/xx/2026 does not reflect an appraisal re-inspection. The final CD dated xx/xx/2026 reflects an appraisal re-inspection fee of xxx. The initial loan estimate dated xx/xx/2026 reflects an appraisal fee at xxx. The final CD dated xx/xx/2026 reflects an appraisal fee of xxx. The initial loan estimate dated xx/xx/2026 does not reflect an appraisal review fee. The final CD dated xx/xx/2026 reflects an appraisal review fee of xxx.  This is a cumulative increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case that originated on xx/xx/2026, and the 3-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Subject originated xx/xx/2026 in the amount of xxx on an appraised value of xxx. Subject is a new construction 7000 square foot home in a rural area outside of xxx. 1004D in file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.80%. The tape reflects an increased DTI of 47%. Further details not provided. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR1 has been SE for 5.16 years at xxx, FICO 730, and xxx equity in the subject and xxx residual income."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I27C7BE45VB	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.000%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	49.277%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
There are no active judgments or lines that have been found.
The 1st and 2nd installment of combined taxes for 2025 are due in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.00%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the seller's tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7.5 years on the job as an xxx at xxx.
BWR2 has 2.66 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.277%   Tape Value: 49.280%   Variance: -0.003%   Variance %: -0.00300%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -6 (Days)   Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to an occupancy issue. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 49.27%. Tape shows subject is NOO due to an occupancy issue causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 7.5 years on the job as an xxx at xxx. BWR2 has 2.66 years on the job as a xxx at xxx, FICO 654, 0X30 since inception, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y1TD1WTHWCQ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Illinois	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Investor	Yes	Yes	No	xxx	xxx	47.920%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx. The subject mortgage was re-recorded on xx/xx/2025 with instrument#xxx
There are four prior state tax liens against the xxx in favor of the xxx in the total amount of xxx, which were recorded on xx/xx/2024, xx/xx/2021, xx/xx/2018, and xx/xx/2019.
There are three junior state tax liens against the xxx in favor of the xxx in the total amount of xxx, which were recorded on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The first and second installments of combined taxes for 2024 have been paid in the amounts of xxx and xxx on xx/xx/2025 and xx/xx/2025.
The first installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.3750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the seller's tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 16.75 years on the job as a xxx with xxx. Dept of Commerce.
BWR2 has 16.33 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 |---| -8 (Days) |----| Comment: Original Note doc date is xx/xx/2025. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance."
																																																																																						* Property Marketability Issues (Lvl 4) "Tape shows appraised issue. Subject NOO was originated xx/xx/2025 with an appraised value of xxx. Comps are not similar. Zillow search shows an estimated value of xxx. Current UPB is xxx."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7XR7QH1Y6R4	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	23.383%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx.
No prior year's delinquent taxes have been found.

As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per payment history is xxx.	Collections Comments:As per collection comment, the current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per payment history is xxx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR has been SE for 3 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000 Tape Value: 0000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity CE report show the subject loan is an HPML non-compliant. Further details not provided. Subject originated on xx/xx/2025."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.061% exceeds APR threshold of 7.720% by +0.341%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IAZW8BNGTWA	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	PUD	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	xxx	30.799%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9 months on the job as a xxx with xxx.
BWR2 has 3 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Right of Rescission	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |---| -272.250% |----| -272.25000% Comment: Arm Index Margin percent is 2.750%. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: Arm index type is 30-day average sofr.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard Ltv is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMMM0000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of Refinance per hud-1 is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. The PH does not show the information about the last MI payment."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 30.79%. Tape shows VOE is missing. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 9 months on the job as a xxx with xxx. BWR2 has 3 years on the job as a xxx with xxx, FICO 721, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. Loan estimate dated xx/xx/2020, loan origination fee at xxx, and appraisal fee at xxx. Appraisal Re-inspection Fee: xxx. Final CD Dated xx/xx/2021, it reflects a loan origination fee of xxx, and appraisal fee of xxx, and appraisal re-inspection fee of xxx. This is an increase in fee of xxx. for charges that cannot increase. The COC for an increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/2021."
* Missing or error on the Rate Lock Document (Lvl 2)     "A rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GWEVWFLZXTV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	34.227%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property in favor of xxx which was recorded on xx/xx/2025 in the amount of xxx.
There is a junior UCC finance statement against the subject property in favor of xxx, which was recorded on xx/xx/2023.
The annual instalment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.13%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.25 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |---| -272.250% |----| -272.25000% Comment: The tape shows the ARM index margin percent. The data provided is 275% of the audit value, 2.75. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.93457%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: The tape shows the original standard LTV (OLTV) data provided is xxx of the audit value, xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000MMMM00000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* AUS is missing (Lvl 4) "AUS report is missing from the loan documents." * Private Mortgage Insurance is not active (Lvl 4) "Reaching out to seller to verify active MI status."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.22%. Tape shows missing VOE. The revised DTI is 39.9%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 3.25 years on the job as a xxx at xxx. FICO 736, xxx equity in the subject, and xxx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects an administration fee of xxx. The CD dated xx/xx/2021 reflects an administration fee of xxx. The loan estimate dated xx/xx/2021 reflects a loan origination fee of xxx. The CD dated xx/xx/2021 reflects a loan origination fee of xxx. This is a cumulative increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZS906H1ZE76	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	Yes	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Unavailable	Chapter 13	xxx	Unavailable	Not Applicable	xxx	Not Applicable	xxx	1.250%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	No	No	Not Applicable	Not Applicable	20.995%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xxx	xxx	5.000%	xxx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument no.xxx in the amount of xxx with xxx, a federal association.
There is an active junior mortgage against the subject property, which was originated on xx/xx/2023 and recorded on xx/xx/2024 in the amount of xxx with the xxx.
There are five active state tax liens against the xxx in favor of the xxx, which were recorded on xx/xx/2016, xx/xx/2016, xx/xx/2019, and xx/xx/2022 in the total amount of xxx.
There is one civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2018 in the amount of xxx.
There is one active federal tax lien against the xxx in favor of the xxx, which was recorded on xx/xx/2019 in the amount of xxx.
The annual 1st and 2nd installments of combined taxes for 2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2025.
The annual 1st and 2nd installments of combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2024 and xx/xx/2024.
The annual 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of xxx on xx/xx/2023 and xx/xx/2023.
The water and sewer charges for 2026 have been delinquent in the total amount of xxx, which is payable through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.000%. The current UPB reflected as per the tape is xxx. The deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2026, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the comment dated xx/xx/2026, the subject property is occupied by the unknown.
As per the comment dated xx/xx/2026, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2019.
According to the updated title report dated xx/xx/2026, the foreclosure was initiated on xx/xx/2023. The FC case was dismissed on xx/xx/2023. The FC case status is closed. Further details not found.
According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2019. The BK was dismissed on xx/xx/2019 and terminated on xx/xx/2019.
Foreclosure Comments:According to the updated title report dated xx/xx/2026, the foreclosure was initiated on xx/xx/2023. The FC case was dismissed on xx/xx/2023. The FC case status is closed. Further details not found.
Bankruptcy Comments:According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2019. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. The POC was filed by xxx, xxx, on xx/xx/2019, with the secured claim amount of xxx and the arrearage amount of xxx. The chapter 13 plan was filed on xx/xx/2019. The debtor shall pay monthly xxx for the first 12 months and xxx for the remaining 48 months. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2019 and terminated on xx/xx/2019.	The modification agreement was made between the borrowers and the lender on xx/xx/2019. As per the modified term, the new principal balance is xxx. The deferred balance is xxx. The monthly P&I is xxx with an interest rate of 5.000% beginning on xx/xx/2020 and a maturity date of xx/xx/2049.	Missing or error on the Rate Lock Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value is xxx, and the audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 18.57675%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the original standard LTV is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 1213213221221MMMMM000000 Tape Value: 132132212211100000000000 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the state regulations prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file. xxx search shows an estimated value of xxx. Current UPB is xxx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R2WDQUSYPLK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	42.198%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xxx	Not Applicable	2.750%	xxx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx, in the amount of xxx, with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.08 years on the job as a xxx. Additionally, BWR1 receives military entitlement income.
BWR2 has 1 month on the job as a xxx with xxx. Previously, BWR2 had 1 month on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2022. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 2.750% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance and principal-forgiven amount.	Hazard Insurance Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Secured Overnight Financing Rate (SOFR) |---| |----| Comment: ARM index type is 30-day average SOFR. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Performing   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2022   Variance: 62 (Days)   Variance %:    Comment: Tape shows xx/xx/2022 but audit value is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Fixed   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but value is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMMM0000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: 0000MMMM0000210321000010 Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2021 reflects escrow holdback in the amount of xxx for release of escrow holdback is missing from the loan documents."
* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active PMI status. PH does not show MI payment."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.19%. The tape reflects an increased DTI of 50.02%. Further details are not provided. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 9.08 years on the job as a xxx. Additionally, BWR1 receives military entitlement income. BWR2 has 1 month on the job as a xxx with xxx, FICO 801, xxx equity in the subject, and xxx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan failed QM safe harbor threshold test due to calculated APR of 4.824% exceeds APR threshold of 4.360% by 0.464%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xxx.
Loan estimate dated xx/xx/2021 reflects Loan Origination Fee at xxx. Final CD dated xx/xx/2021 reflects Loan Origination Fee at xxx.
Loan estimate dated xx/xx/2021 reflects Appraisal Fee at xxx. Final CD dated xx/xx/2021 reflects Appraisal Fee at xxx.
This is a cumulative increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired.

TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects lender credit at xxx. The final CD dated xx/xx/2021 reflects lender credit at xxx. This is a decrease of xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Evidence of hazard insurance is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
392N0B5HM5P	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	26.847%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xxx	Not Applicable	3.000%	xxx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
The loan was modified on xx/xx/2022
As per the servicing comment dated xx/xx/2026, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per tape data the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx, on xx/xx/2022. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3% beginning on xx/xx/2022 and a maturity date of xx/xx/2051. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Appraisal (xxx) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: 30 (Days)   Variance %:    Comment: Tape shows xx/xx/2022 but audit value shows xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2022   Variance: -426 (Days)   Variance %:    Comment: Tape shows xx/xx/2022 but audit value show xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111MMM000000000000000000   Tape Value: 110000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: purpose of refinance per HUD-1 is limited cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TRID rate lock disclosure delivery date test.  The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BUE1MEZOVH3	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Minnesota	xxx	xxx	xxx	Minnesota	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	43.239%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 2nd installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The 1st installment of combined taxes for 2026 has been delinquent in the total amount of xxx, which is good through xx/xx/2026.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xxx with an interest rate of 7.250%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 6 months on the job as a xxx at xxx. BWR1 had multiple jobs in the last 2 years.
BWR2 has 4 months on the job as a xxx at xxx. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |---| -272.250% |----| -272.25000% Comment: ARM index 2.750% Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Middle name xxx hang   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Updated as per PH tape.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/a   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: MMMM00000 Tape Value: 00000000 Variance: Variance %: Comment: PH string is MMM000011. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows reserves on the loan are below the guideline requirement. The bank statements in the file show total available assets of xxx with 8 months of reserves, which satisfy the cash-to-close requirement of xxx at closing. Further details not provided. Subject originated on xx/xx/2025."
																																																																																							* Loan program disclosure missing or unexecuted (Lvl 3) "Tape and file show ARM program disclosure is missing from the loan file."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2025 reflects cash to in the amount of xxx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
M7C068PX82V	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	14.031%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with Book/Page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2024, 2025, and 2026 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.16 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current legal status is collection. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV(OLTV) Data provided is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000 Tape Value: 00 Variance: Variance %: Comment: Payment history is string is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 14.03%. The Lender allowed the loan to close with a 610 credit score on a 12 month bank statement product. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE with xxx for 4.2 years, FICO 610, xxx reserves and xxx equity in the subject property (xxx)."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2025 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2025 reflects Points-Loan Discount Fee at xxx. The loan estimate dated xx/xx/2025 reflects Mortgage Broker Fee at xxx. The CD dated xx/xx/2025 reflects Mortgage Broker Fee at xxx. This is a cumulative increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active.

  ."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower'xxx's minimum requirement. Review of the file shows the qualifying score is 610. Further details not provided. Subject originated on xx/xx/2025."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 9.738% exceeds APR threshold of 7.760% by +1.978%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

Loan failed MD COMAR Higher-Priced Mortgage Loan Test due to an APR calculated at 9.738% exceeds APR threshold of 7.760% by +1.978%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AWIRVEUUUOO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.750%	360	xx/xx/2010	xx/xx/2010	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2010	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	47.378%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2010 and recorded on xx/xx/2010 with instrument #xxx in the amount of xxx with xxx. No active judgments or liens have been found. The annual installments of school and combined taxes for 2025-2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx. As per the tape, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is an FHA fixed-rate mortgage with a P&I of xxx, a rate of interest of 4.750%, and a maturity date of xx/xx/2040. The P&I as per payment history is xxx, and the rate of interest is 4.750%. There is a difference in P&I with respect to the note. As per the seller's tape data, the loan has been modified. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2040 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to seller to verify active MI status. The subject loan originated on xx/xx/2010. PH does not shows any MI payments."
* MI, FHA or MIC missing and required (Lvl 4) "FHA mortgage insurance certificate is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "The tape defect shows an AOM issue as transferred from xxx. to xxx, recorded with the issue and rescission needed. xxx County does not accept rescissions and normal assignments to include language to nullify/invalidate the AOM recorded on xx/xx/2011. As per the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2010 and recorded on xx/xx/2010 with xxx. The assignment was transferred from xxx. to xxx on xx/xx/2010, which was recorded on xx/xx/2011. Again, it was transferred from xxx. to xxx on xx/xx/2014; it was corrected on xx/xx/2024, which was recorded on xx/xx/2024."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O7SDUJXQBB1	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Illinois	xxx	xxx	xxx	Minnesota	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.250%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There is an active municipal lien with case #xxx for the building against the subject property, which was recorded on xx/xx/2025 in the amount of xxx per day. The lien amount is not mentioned on the supportive document.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.250%. The current UPB reflected as per the tape data is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape data is xxx.
Unable to determine the reason for the default
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan.  As per the comment dated xx/xx/2025, the FC was put on hold due to loan reinstatement.
No post-close bankruptcy record has been found.
As per comment dated xx/xx/2025, the subject property is vacant.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2025, the FC was put on hold due to loan reinstatement.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower first name audit value is xxx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower last name audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.99   Tape Value: 1.91   Variance: 0.08   Variance %: 4.18848%   Comment: Debt service coverage ratio is 1.99.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000021MMM Tape Value: 000002100 Variance: Variance %: Comment: U/A Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved as NOO. The tape shows a missing VOR. Further details not provided. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. FICO 720 and xxx equity in the subject.

																																																																																							BWR is an LLC. Note and mortgage documents were signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the file."											Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NL7LV0Z3OWX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.625%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx Bk/Pg#xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of combined taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.625%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is occupied by non-owner.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower first name is not applicable. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower last name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Current legal statuus is collections   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is Not Applicbale   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000 Tape Value: 0000 Variance: Variance %: Comment: Payment history string is Not Applicable Tape Source: Initial Tape Type:	3: Curable	* Credit score does not meet guidelines (Lvl 3) "Tape shows FICO does not meet the investor minimum guideline requirement. Subject loan originated on xx/xx/2025 and FICO 625."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The borrower is an LLC. The note is signed by the borrower in both an individual capacity and as a member of the LLC. The mortgage is signed only by the member. A personal guarantee certificate is available in the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J8W957ED118	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.875%	360	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2012	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	27.260%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-operative housing.
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2027 have been exempt.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows the current value is xxx, and the audit value shows xxx. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the original standard LTV is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows the property address street is xxx, and the audit value shows xxx grand Street xxx. Tape Source: Initial Tape Type:	3: Curable		* Type of Ownership is Leasehold or Cooperative (Lvl 3) "An alert note of a UT report dated xx/xx/2026 shows that the property is a unit in a co-operative housing. The subject loan originated on xx/xx/2012 with a maturity date of xx/xx/2042. As per the lease agreement located at "xxx". The leasehold expires on xx/xx/2096."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MWS9X3UKNJ3	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	37.868%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xxx	Not Applicable	3.750%	xxx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xxx with xxx.
There is a junior civil judgment against the borrower in favor of xxx, recorded on xx/xx/2024 in the amount of xxx.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.25 years on the job as a xxx with xxx. Additionally, BWR1 receives retirement and social security income. BWR2 receives retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2022. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.750% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance and principal-forgiven amount.	Hazard Insurance Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current Legal Status is Performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -92 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is Refinance   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Construction/Perm   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose Per Application is Construction/Perm   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Sales Price is Not Applicable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. The initial CD dated xx/xx/2021 reflects lender credit at xxx; the final CD dated xx/xx/2021 reflects lender credit at xxx. This is a decrease of -xxx for a fee that has a 0% tolerance test. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R3DG7GG6E4M	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	29.919%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xxx	Not Applicable	3.750%	xxx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual school taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The water charges for 2026 have been delinquent in the amount of xxx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been an SE for 3.83 years at xxx.
Foreclosure Comments:Unavailable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx, on xx/xx/2022. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.750% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance and principal-forgiven amount. The loan has been modified twice since origination.	Hazard Insurance Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current legal status is performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -92 (Days)   Variance %:    Comment: First payment date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 010000000000000000000000   Variance:    Variance %:    Comment: Payment history string is MMMMMMMMMMM00000000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property address street is xxx wimerley.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose per application is refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Sale price (xxx) is NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: 31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. The PH does not show the information about the last MI payment."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the e-sign consent agreement is missing. Further details not provided. Subject loan originated on xx/xx/2021."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "The hazard insurance policy is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WB3L27V5NSG	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.750%	180	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	33.623%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per tape is xxx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.75 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMM00000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: 0000MMM00000000000000000 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2019 reflects the sum of Section C fees and Section F fees at xxx. Final CD dated xx/xx/2019 reflects the sum of Section C fees and Section F fees at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2019 and the 1-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is not signed by the borrower."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34AY8V9QV6P	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.759%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active utility lien against the xxx in favor of the xxx, which was recorded on xx/xx/2025 in the amount of xxx.
The first and second installments of county taxes for 2025-2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
The first and second installments of county taxes for 2024-2025 are due in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.125%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per the tape is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 2 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: The Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per Appraisal LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000MMM Tape Value: 000000000 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 43.63% on a 12 month bank statement product. The Lender allowed the loan to close with excessive NSF's on the bank statements (xxx) and a credit score of 602. Lender defect. Revised DTI cannot be determined. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE with xxx for 3 years, FICO 602, unknown residual income, xxx reserves and xxx equity in the subject property."	* Compliance Testing (Lvl 3) "The loan failed the qualified mortgage safe harbor threshold test due to the calculated APR of 9.428%. Exceeds an APR threshold of 8.300%. Over by 1.128%. The subject loan is escrowed. The loan failed the qualified mortgage APR threshold test due to the APR calculated at 9.428% exceeding the APR threshold of 9.050% by +0.378. The subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xxx) QM points and fees test due to fees charged 9.428% exceeding the fees threshold of 9.050% by +0.378%.   Mortgage broker fee paid by borrower: xxx Points—Loan Discount Fee paid by Borrower: xxx Underwriting Fee paid by Borrower: xxx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows FICO does not meet the investor minimum guideline requirement. Subject loan originated on xx/xx/2025, and FICO 602."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xxx)) due to an APR calculated at 9.434% exceeding the APR threshold of 8.300% by +1.134%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xxx), (xxx), and (xxx). The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 9.434% exceeding the APR threshold of 8.300% by +1.134%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xxx), (xxx), and (xxx)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A9OGZ9MKT4O	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	26.528%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx, F.A.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.125%. The current UPB, reflected as per the tape is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per tape is xxx.
As per the seller's tape, the subject property is owner-occupied.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 month on the job as a xxx at xxx. Previously, BWR1 had 9 years on the job as a xxx at xxx.
BWR2 has 5 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Initial Escrow Acct Disclosure Right of Rescission	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document, the original standard LTV is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111MMM000000000000000000   Tape Value: 110000000000000000000000   Variance:    Variance %:    Comment: Payment history string is   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: purpose of refinance is Limited cash out Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test as the ROR is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KKTPPUI6PUL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.500%	360	xx/xx/2017	xx/xx/2017	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.174%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the partial amount of xxx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
The annual combined and city taxes for 2024 have been paid in the amount of xxx on xx/xx/2025.
The annual combined taxes for 2025 have been delinquent in the amount of xxx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per the tape is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a xxx for 14.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Index Margin Percent Loan Value: 2.875% Tape Value: 287.500% |---| -284.625% |----| -284.62500% Comment: ARM Index Margin Percent is 2.875%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00001MMM0000000000000000 Tape Value: 001000000000000000000001 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows assets are insufficient. Bank statements in the file show xxx; gift assets verified of xxx and supported by a gift letter, satisfy the cash-to-close requirement of xxx at closing. Further details not provided. Subject originated on xx/xx/2017."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2017 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2017 reflects Appraisal Re-Inspection Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2017 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6Q8XBZANAPU	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.365%	120	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xxx	Primary	Yes	Yes	No	xxx	xxx	18.835%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.365%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives pension and social security income.
BWR2 receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -40.81632%   Comment: Current value is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMM00000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2018, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2018 does not reflect Survey Fee. Final CD dated xx/xx/2018 reflects Survey Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2018, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0LA7OJGJBEJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xxx	xxx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	47.041%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xxx	Not Applicable	3.250%	xxx	xx/xx/2021	Change of Terms	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xxx in the amount of xxx with xxx, F.A.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
The reason for default is unable to be determined.
As per the seller's tape, the subject property is secondary home.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 14 years on the job as an xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx, on xx/xx/2021. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.250%, beginning on xx/xx/2021 and a maturity date of xx/xx/2051. There is no deferred balance and principal forgiven amount.	Credit Application Hazard Insurance Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape shows the current legal status is null, and the audit value shows performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Tape shows the loan documentation type is full documentation, and the audit value shows no documentation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the original standard LTV is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMMM0000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History String is MMMMMMM00000000000000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Tape shows the purpose of refinance per HUD-1 is change in rate/term, and the audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: Purpose per application is construcion Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Tape and file show the final 1003 is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 2)     "This loan failed the homeownership counseling organizations disclosure date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 reflects the loan origination fee at xxx. The CD dated xx/xx/2020 reflects the Loan Origination Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2020, and the 3-year SOL has expired.

This loan failed the written list of service providers disclosure date test."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 47.04% as the borrower's income is xxx and total expenses are in the amount of xxx, and the loan was underwritten by DU Locator xxx#, and its recommendation is Approve/Eligible with a DTI of 47.04%."		Moderate	Not Covered	Pass	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SCQ3XDLC3XM	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	39.885%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Tape shows the borrower's last name as xxx, but the audit value shows xxx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the Original Standard LTV (OLTV) at xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 110MMM000000000000000000 Tape Value: 100000000000000000000000 Variance: Variance %: Comment: Tape shows the Payment History String 1000, but the audit value shows MMM. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. The improvement section of the appraisal report shows peeling paint around the entire exterior of the home. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."
* Loan does not conform to program guidelines (Lvl 3) "The subject loan closed at an LTV of xxx. Tape shows the LTV exceeded the maximum limit of program guidelines. Further details not provided. Zillow search shows an estimated value of xxx. Current UPB xxx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LX22HMVQVJM	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.920%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xxx	Primary	Not Applicable	Not Applicable	No	xxx	xxx	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xxx	xxx	7.875%	xxx	xx/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2005 with instrument #xxx in the amount of xxx with xxx.
There is a credit card judgment against the borrower in favor of xxx in the amount of xxx recorded on xx/xx/2020.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.875%. The current UPB reflected as per the tape is xxx and the deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2026, the reason for default is illness of a family member.
As per the comment dated xx/xx/2026, the property is occupied by an unknown party.
No comment related to damage or repair is found in the servicing comments.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers xxx and the lender xxx, with an effective date of xx/xx/2018, and the new modified unpaid principal balance is xxx. The modified monthly P&I of xxx with an interest rate of 4.875% starting on xx/xx/2018, which will be changed in 5 steps until the new maturity date of xx/xx/2058. The rate will change in 5 steps, which end with 8.000%. There is a deferred balance other than principal in the amount of xxx. The loan has been modified twice since origination.	HUD-1 Closing Statement Missing or error on the Rate Lock	Field: Borrower #2 Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -5.56816%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2018   Tape Value: xx/xx/2021   Variance: -1366 (Days)   Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: The tape shows the original standard LTV (OLTV) data provided is xxx; the audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111321111321111010021132   Tape Value: 113211113211110100211321   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: The tape shows the property address street data provided is xxx; the audit value is xxx. Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the latest TIL itemization in file."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2WJ13GZUO0T	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	26.106%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx in the amount of xxx, which was originated on xx/xx/2022 and recorded on xx/xx/2022 with the instrument #xxx
The first and second installments of county taxes for 2025-2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.625%. The current UPB as per tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per tape is xxx.
As per the collection comment dated xx/xx/2026, the reason for default is excessive obligation.
As per the tape data, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 15 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document original Standard LTV xxx but tape shows xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0010MMM00000000000000000 Tape Value: 100000000000000000000000 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as NOO at 26.10%. The tape shows the lender did not obtain the supporting income documentation, such as the 1007, REO docs, and YTD P&L. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 15 years at xxx. FICO 809 and xxx equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y727MTFE008	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2019	xx/xx/2019	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	PUD	xx/xx/2019	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	54.763%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes and school taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025.
The annual Utilities/MUD charges for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xxx, and the deferred balance is xxx. As per the document located at "xxx" the deferred amount is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2026, the subject property is occupied by an unknown party.
As per the servicing comment dated xx/xx/2026, the reason for default is curtailment of income.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14.83 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NO   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 2111121111211211MMMMMM11   Tape Value: 111111111211111110021111   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Updated as per tape. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH does not shows MI payments."
* MI, FHA or MIC missing and required (Lvl 4) "FHA MI certificate is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2019 reflects cash to in the amount of xxx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed FHA QM Safe Harbor threshold test due to APR calculated 6.805% exceeds APR threshold of 6.155% by +0.650%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 6.805% exceeds APR threshold of 5.660% by +1.145%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.805% exceeds APR threshold of 5.660% by +1.145%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z4ONEU46I3C	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.000%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	16.000%	Not Applicable	Single Family	xx/xx/2016	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.540%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xxx in the amount of xxx with xxx.
There are 3 junior mortgages against the subject property. The first junior mortgage against the subject property in favor of xxx. in the amount of xxx originated on xx/xx/2017 and was recorded on xx/xx/2017 with instrument #xxx The second junior mortgage against the subject property in favor of xxx. in the amount of xxx originated on xx/xx/2017, which was recorded on xx/xx/2017 with instrument #xxx, and the third junior mortgage against the subject property in favor of xxx in the amount of xxx originated on xx/xx/2024, which was recorded on xx/xx/2025 with instrument #xxx
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
The annual water charges for 2026 have been delinquent in the amount of xxx which were due on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.000%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.08 years on the job as a xxx at xxx. Additionally, BWR receives income from the FNM government and 2 IHSS clients.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Collateral value used for underwriting is xxx. The amount of the secondary lien is xxx. Loan amount is xxx. LTV is xxx, and CLTV is xxx. Tape Source: Initial Tape Type:	3: Curable	* Required Documentation Missing or Incomplete (Lvl 3) "The subject loan has a single-premium MI plan, and the full amount for MI is charged at closing."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case that originated on xx/xx/2017, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2016 reflects Loan Origination Fee at xxx. The post-consummation CD dated xx/xx/2017 reflects Loan Origination Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2017, and the 1-year SOL has expired"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.54%, as the borrower's income is xxx and total expenses are in the amount of xxx. The loan was underwritten by DU Locator xxx, and its recommendation is approve/eligible with a DTI of 44.54%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75GLZSMKIE0	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.875%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	39.256%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xxx	Not Applicable	2.875%	xxx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There is a UCC finance statement against the borrower in favor of xxx, which was recorded on xx/xx/2021.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2026, the reason for default is payment dispute.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2026, there is a payment dispute. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.33 years on the job as a xxx with xxx.
BWR2 has 2.33 years on the job as an xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2023. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 2.875% beginning on xx/xx/2023 and a maturity date of xx/xx/2038. There is no deferred balance and principal-forgiven amount.	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -5.11182%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -92 (Days)   Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0010MMMM0000000000000000   Tape Value: 100000000000000000000000   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: Purpose of application is construction to perm. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2021 reflects escrow holdback in the amount of xxx for release of escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan amount exceeds the maximum allowed by program guidelines. Further details are not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KQF8WMUMDPT	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.124%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	41.644%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with the xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
The 2nd installment of county taxes for 2025/2026 supplemental has been delinquent in the total amount of xxx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.124%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2025, the reason for default is a payment dispute.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.5 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape shows NULL and audit value shows Collections. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV audit value is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000321 Tape Value: 0000000000321 Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H4TRJKVK9NK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.625%	360	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2011	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	32.083%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2011 and recorded on xx/xx/2011 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of school taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the collection comment, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: U/A. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the original standard LTV is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000MMMM0000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: U/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RHL2BK5AHUM	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Oregon	xxx	xxx	xxx	Oregon	xxx	xxx	No	Yes	Not Applicable	First		xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.375%	360		xx/xx/2024	xx/xx/2024		Conventional	Fixed		Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx/xx/2024	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	32.174%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.375%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
The RFD is unable to be determined.
As per the seller's tape, the subject property is occupied by non-owner.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been an SE for 3.83 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000011111111110 Tape Value: 00011111111110 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2024."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape reflects EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1V6GLGPZFUO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
The annual installment of water charges for 2026 is due in the total amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.50%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
  No details pertaining to the damage to the subject property have been observed.
  As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is non-owner-occupied.
The loan has not been modified since origination.
As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. The collection comment dated xx/xx/2025 shows the loan is reinstated. As per the servicing comment dated xx/xx/2025, the foreclosure file was closed on xx/xx/2025. Further details not provided.
  No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. The collection comment dated xx/xx/2025 shows the loan is reinstated. As per the servicing comment dated xx/xx/2025, the foreclosure file was closed on xx/xx/2025. Further details not provided.
Bankruptcy Comments:Not Applicable	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower middle name is Not Applicable. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower First name is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower last name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 0.98   Tape Value: 1.22   Variance: -0.24   Variance %: -19.67213%   Comment: As per calculations DSCR ratio is 0.99%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000210MM Tape Value: 0000002100 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xxx, annual payments (xxx) are xxx, and the debt service cover ratio (xxx) is 0.98."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KDA3RUBTO7D	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	23.122%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xxx	Not Applicable	3.625%	xxx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There is a UCC initial filing statement against the subject property in favor of xxx, which was recorded on xx/xx/2021.The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 inccome not used for qualification.
BWR2 has been SE for 6.25 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2022. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.625% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance and principal-forgiven amount.	Initial 1003_Application Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Updated as per loan audit. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -61 (Days)   Variance %:    Comment: First payment date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Not Applicable Tape Value: Change in Rate/Term Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 23.12%. The tape shows the P&L statement is not signed and dated. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR2 has been SE for 6.25 years at xxx. FICO 779, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan estimate dated xx/xx/2021 does not reflect points- loan discount fee and reflects an appraisal fee of xxx. The CD dated xx/xx/2021 reflects an appraisal fee of xxx and points—loan discount fees at xxx. This is a cumulative increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired.

Loan failed charges that, in total, cannot increase more than a 10% tolerance test. The LE dated xx/xx/2021 reflects the sum of Section C fees and recording fees at xxx. The CD dated xx/xx/2021 reflects the sum of Section C fees and recording fees at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% of the test. A valid COC for the increase in fee is missing from the loan documents. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NL0F0CM3HRU	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Idaho	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	xxx	31.483%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
There is a junior credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2026. The amount of lien is not provided.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.000%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per tape is xxx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2026, there is a payment dispute. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives pension or retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -21.37142%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0010MMMM0000000000000000 Tape Value: 100000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "Tape and file show CD dates are not in chronological order, as the final CD was issued on xx/xx/2020 and the BWR signed the CD on xx/xx/2020. Further details not provided. Subject originated on xx/xx/2020."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2020 reflects Appraisal Re-Inspection Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2020 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JPZCZW41923	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Louisiana	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2024	xxx	Investor	Yes	Yes	Yes	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the collection comment dated xx/xx/2025, the foreclosure was closed due to reinstatement. No further details have been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the collection comment dated xx/xx/2025, the foreclosure was closed due to reinstatement. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR name xxx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Collections.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.38   Tape Value: 1.24   Variance: 0.14   Variance %: 11.29032%   Comment: DSCR 1.50   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000000321MM Tape Value: 0000000032100 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2025."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2VDKJF3O3GT	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.875%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and was recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active code enforcement lien against the xxx in favor of the xxx, which was recorded on xx/xx/2026 in the amount of xxx.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the collection comment dated xx/xx/2025, the FC was placed on hold awaiting reinstatement funds. As per the collection comment dated xx/xx/2025, the loan was reinstated, and the FC was closed.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was qualified using the DSCR of the subject property.

Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the collection comment dated xx/xx/2025, the FC was placed on hold awaiting reinstatement funds. As per the collection comment dated xx/xx/2025, the loan was reinstated, and the FC was closed.
Bankruptcy Comments:Not Applicable	Not Applicable	Prepayment Penalty Rider	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows borrower first name as xxx, but audit value shows NA. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows borrower last name as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Current Legal Status is Collections.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original standard LTV (OLTV) as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000021M Tape Value: 0000002100 Variance: Variance %: Comment: Payment History String is Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease Agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2025."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the loan file."
																																																																																							* Prepayment Rider Missing (Lvl 3) "The prepayment rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ICECD8DHQCH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	180	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Investor	Yes	No	No	xxx	xxx	46.867%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per tape is xxx.
As per the tape, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Borrower First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Note reflects BWR xxx name as xxx . Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RKYQOFC0O2L	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	24.567%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xxx	Not Applicable	3.750%	xxx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with Instrument #xxx in the amount of xxx with xxx.
There is a UCC initial filing against the subject property in favor of xxx, which was recorded on xx/xx/2021.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
The loan was modified on xx/xx/2022.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR1 receives retirement and social security income. BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2022. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.750% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance and principal-forgiven amount.	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -123 (Days)   Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Not Applicable Tape Value: Change in Rate/Term Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan amount is greater than the guideline requirements. Further details not provided. Subject oriented on xx/xx/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 reflects an appraisal fee at xxx. Final CD dated xx/xx/2021 reflects an appraisal fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is available; COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is refinance case, originated on xx/xx/2021 and the 3 year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CRXME5DQ646	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and was recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There are no active judgments or liens that have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to a review of the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to a review of the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is non-owner occupied.
The loan has not been modified since origination.
As per collection comment dated xx/xx/2025, there is a payment dispute with lender. Further details not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape shows current legal status is NULL. Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.12   Tape Value: 1.09   Variance: 0.03   Variance %: 2.75229%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000000000MM Tape Value: 00000000000 Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject was approved as NOO and with a DSCR loan. Tape shows the borrower'xxx's minimum credit score requirement. Further details not provided. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. FICO 621."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RY6I5HMBU3H	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.500%	240	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	34.898%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with Instrument# xxx in the amount of xxx with xxx. The subject mortgage was re-recorded on xx/xx/2020 with instrument #xxx to add the date by borrowers to the signature page.
There is a junior mortgage against the subject mortgage in the amount of xxx which was originated on xx/xx/2023 and recorded on xx/xx/2023 in favor of xxx.
1st and 2nd installments of county taxes for 2026 are due in the amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the RFD.
As per the tape, the subject property is owner occupied.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
BWR has 9.66 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape shows current legal status is NULL. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMM00000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows QM points and fees of 3.2 vs. 3.0. Further details not provided. Infinity compliance report shows loan failed points and fee tests and exceeds 3% of the total loan amount."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 reflects Points - Loan Discount Fee at xxx. The CD dated xx/xx/2020 reflects Points - Loan Discount Fee at xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/2020, and the 3-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xxx) QM points and fees test due to fees charged xxx exceeds fees threshold of xxx by +xxx. The below fees were included in the test: Loan Origination Fee paid by Borrower: xxx. Points - Loan Discount Fee paid by Borrower: xxx. Processing Fee paid by Borrower: xxx. Underwriting Fee paid by Borrower: xxx. Wire Transfer Fee paid by Borrower: xxx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xxx exceeds fees threshold of xxx by +xxx. The below fees were included in the test: Loan Origination Fee paid by Borrower: xxx. Points - Loan Discount Fee paid by Borrower: xxx. Processing Fee paid by Borrower: xxx. Underwriting Fee paid by Borrower: xxx. Wire Transfer Fee paid by Borrower: xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A7G6995M2E0	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.999%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2022, 2023, 2024, and 2025 have been paid in the amount of xxx on different dates.
The annual combined taxes for 2022, 2023, 2024, and 2025 have been paid in the amount of xxx on different dates.
The annual utilities/MUD charges for 2022, 2023, 2024, and 2025 have been paid in the amount of xxx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.999%. The current UPB as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per the tape is xxx.
As per the collection comment dated xx/xx/2026, the reason for default is a serving problem.
As per the collection comment dated xx/xx/2025, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows xxx but audit value shows NA. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Performing   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000021M Tape Value: 0000000210 Variance: Variance %: Comment: 00000000021M Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower'xxx's minimum requirement. Review of the file shows the qualifying score is 667. Further details not provided. Subject originated on xx/xx/2025.

																																																																																							BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EPHMWYRRM2O	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Washington D.C.	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.999%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	xxx	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.999%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the seller's tape data, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: According to the servicing comments, the current status of the loan is performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the original standard LTV (OLTV) data provided is xxx; the audit value is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000001MM Tape Value: 0000000100 Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape reflects EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L248VT2EIZJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xxx	Unavailable	No	xxx	Not Applicable	xxx	4.625%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Refinance	xxx	xxx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xxx in the amount of xxx with xxx.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
 Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
 No foreclosure activity has been found.
 According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 7 with the case #xxx on xx/xx/2014. The BK was discharged on xx/xx/2014 and terminated on xx/xx/2014.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 7 with the case #xxx on xx/xx/2014. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. The BK was discharged on xx/xx/2014 and terminated on xx/xx/2014.	Not Applicable	Hazard Insurance Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock Notice of Servicing Transfer Transmittal (xxx)	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Did not use for review. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Did not use for review.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Did not use for review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000MMMMM000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Did not use for review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase RESPA Test Failed (Lvl 2) "The loan has a Good Faith Estimate disclosure date that is not within three business days of the application date."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA Finance Charge test because the calculated finance charge of xxx exceeds the disclosed finance charge of xxx by -xxx.  The loan is failing the TILA Foreclosure Rescission Finance Charge Test. Total fees charged are xxx, and allowed are xxx; it is overcharged by -xxx.  This loan failed the initial TIL disclosure date test due to the initial TIL disclosure is not within three business days of the application date."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Tape and file show U/W and the transmittal summary is missing from the loan file. Subject loan originated on xx/xx/2014."		Moderate	Pass	Fail	Fail	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7P531JWLEZ4	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.740%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	24.827%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.740%. The current UPB, reflected as per the tape, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per tape is xxx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current legal status is performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000MMMM00000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx. The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of xxx exceeds the disclosed finance charge of xxx by -xxx. The subject loan is a refinance, originated on xx/xx/2022, and the 3-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 6.001%, exceeding the APR threshold of 4.740% by +1.261%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx), and (xxx).   The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated, 6.001%, exceeding the APR threshold of 4.740% by +1.261%."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7U2YH8GFLVL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.499%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2026	xxx	Primary	Yes	Yes	Yes	xxx	Not Applicable	12.683%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx Book/Page #xxx in the amount of xxx with xxx.
There are two prior civil judgments against the borrower in favor of "xxx" in the total amount of xxx, which were recorded on xx/xx/2009 and xx/xx/2009.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.499%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 2.75 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current Legal Status is Collections. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000   Tape Value: '   Variance:    Variance %:    Comment: Payment History String is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject Property Type is Mid Rise Condo (xxx). Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 12.68% on a 12 month bank statement product. The Lender allowed the loan to close with a credit score of 618; below allowable for approval. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is SE with xxx for 2.10 years, FICO 618, xxx equity in the subject property."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows FICO does not meet the investor minimum. Further details not provided. The subject loan originated on xx/xx/2026 with xxx ."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 10.108% exceeds APR threshold of 7.600% over by +2.508%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YWOEBR987DA	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Oregon	xxx	xxx	xxx	Oregon	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.990%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Cash Out	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2019	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	37.814%	First	Preliminary title policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
There is a state tax lien against the xxx in favor of xxx, which was recorded on xx/xx/2022 in the amount of xxx.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.63%. The current UPB reflected as per the tape is xxx and the deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2026, the reason for default is the excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional ARM-rate mortgage with a P&I of xxx, a rate of interest of 4.99000%, and a maturity date of xx/xx/2050. The P&I as per payment history tape data is xxx, and the rate of interest is 7.625%. There is a difference in P&I and rate of interest with respect to the note. As per the seller's tape data, the loan has been modified on xx/xx/2022. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock Transmittal (xxx)	Field: ARM Index Type Loan Value: Unavailable Tape Value: Prime - WSJ |---| |----| Comment: ARM Index Type is LIBOR - 6 month WSJ. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Performing.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -27.81954%   Comment: Current value is xxx.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: Doc Date of Last Modification is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000021MMMMMMMMM   Tape Value: 000000000002100000210110   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2050 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan is HPML non-compliant. Further details not provided. Infinity compliance report shows the loan passed the HPML test."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LK4JMX6PO8D	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Oregon	xxx	xxx	xxx	Oregon	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	36.041%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.08 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original standard LTV (OLTV) as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000001M Tape Value: 000000000011 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is; the photo addendum shows the smoke detector needs to be installed in unit 8142. The estimated cost to cure is not available in the loan file. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is EPD. According to the payment history as of xx/xx/2026, the borrower is current with the loan, the next due date is xx/xx/2026, and the current UPB is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0PLEZ0T0XCF	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.998%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	49.689%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of combined taxes for 2025 has been delinquent in the total amount of xxx, which is good through xx/xx/2026.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.998%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the comment dated xx/xx/2026, the reason for default is excessive obligations.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 3.08 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Updated as per CCs. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0002111M Tape Value: 0211000 Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active PMI status. PH report shows the last MI payment was on xx/xx/2025."	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (xxx) QM Points and Fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows early-payment default. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6VSR160APRI	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	30.744%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received date. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per tape data is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per tape data is xxx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 months on the job as a xxx at xxx. Previously, BWR had multiple jobs in the last two years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |---| -272.250% |----| -272.25000% Comment: ARM index margin percent 2.750% Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: 30 days average SOFR   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV xxx   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: MM000 Tape Value: 0000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan program disclosure missing or unexecuted (Lvl 3) "The tape and file show ARM disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PASINOGB3Z7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	Yes	xxx	xxx	36.184%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
As per the payment history as of xx/xx/2026, the borrower is current with the loan and, the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan and, the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR1 has 8 years on the job as an xxx at xxx, MD, and xxx.
BWR2 has 6.08 years on the job as an xxx at xxx.A.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0M Tape Value: ' Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan is doctor loan and FICO score does not meet the guidelines. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z2G2M0XM94W	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Minnesota	xxx	xxx	xxx	Minnesota	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	45.332%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xxx with the lender xxx.
No active liens or judgments have been found.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The 1st installment of county taxes for 2026 has been delinquent in the amount of xxx, which is good through xx/xx/2026.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.25 years on the job as a xxx at xxx. BWR had prior employment experience as an xxx with xxx between xx/xx/2023 and xx/xx/2024 for 1.0 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |---| -272.250% |----| -272.25000% Comment: ARM index margin percent is 2.75%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Current legal status is collection,<60 days.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: M0000000 Tape Value: 00000000 Variance: Variance %: Comment: Tape shows 0000000 and audit value shows MM0000000. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan LTV of xxx exceeds the guideline maximum limit. Subject loan originated on xx/xx/2025."
																																																																																							* Loan program disclosure missing or unexecuted (Lvl 3) "Tape and file show the ARM disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.33%. Tape shows DTI increased to 45.3%. Lender defect. Subject originated xx/xx/2025 and the 3 year SOL is active. BWR has 2.25 years as a xxx. FICO 731. xxx equity in subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S10Z5W8PWXP	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	Unavailable	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.250%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	35.142%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
There are 2 state tax liens against the xxx in favor of the xxx, which were recorded on xx/xx/2023 and xx/xx/2025 in the total amount of xxx.
The 1st installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.250%. The current UPB reflected as per the tape is xxx, and the deferred balance is xxx.
The deferred agreement is located at "xxx" with the deferred amount of xxx effective on xx/xx/2021.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
No details pertaining to the damage to the subject property have been observed.
As per comment dated xx/xx/2026, the reason for default is excessive obligation.
As per the tape the property is owner occupied.
The loan has not been modified since origination.
As per comment dated xx/xx/2025, the foreclosure was initiated in 2025. As per comment dated xx/xx/2025, the foreclosure was put on hold due to repayment plan. Further details not provided.
No post-close bankruptcy record has been found.
BWR has been SE for 4.5 years at xxx.

Foreclosure Comments:As per comment dated xx/xx/2025, the foreclosure was initiated in 2025. As per comment dated xx/xx/2025, the foreclosure was put on hold due to repayment plan. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: ARM Index Margin Percent Loan Value: 4.500% Tape Value: 450.000% |---| -445.500% |----| -445.50000% Comment: Tape shows 450.000% but audit value shows 4.5000%. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: LIBOR - One Year WSJ   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: Tape shows secured overnight financing r.. but audit value shows LIBOR-one year WSJ.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx/xx/2021   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000444444444444444321M Tape Value: 000654556787987XX4321000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that in total cannot increase more than 10% tolerance test. The LE dated xx/xx/2019 reflects the sum of Section C fees and the recording fee at xxx. The CD dated xx/xx/2019 reflects the sum of Section C and the recording fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% test.
The subject loan is a purchase case, originated on xx/xx/2019, and the 1-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 9.422% exceeds APR threshold of 6.120% over by +3.302%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z88DNR4R3AS	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	South Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$1,943.91	xxx	7.250%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xxx with an interest rate of 7.250%. The current UPB reflected as per the tape is xxx. This loan is interest-only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Note reflects BWR last name as xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Collections.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000010MM   Tape Value: 000000001000   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Loan is limted cash out refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2025."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWR as member of the LLC and not in the individual name. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MY9GQZ5QHWE	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.625%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	28.301%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xxx in the amount of xxx with xxx.
There are two UCC financing statements against the subject property in favor of xxx, which were recorded on xx/xx/2021 and xx/xx/2026.
The 4th installment of combined taxes for 2025 is due in the amount of xxx on xx/xx/2026.
The 1st, 2nd, and 3rd installments of combined taxes for 2025 have been paid in the total amount of xxx on different dates.
The annual installment of school taxes for 2025 is exempted.
The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2024 have been paid in the total amount of xxx on different dates.
The 1st, 2nd, 3rd, and 4th installments of school taxes for 2024 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5 months on the job as an xxx at xxx. Previously, BWR had 4.25 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000MMMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is no cash-out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: purpose construction/permanent Tape Source: Initial Tape Type:	4: Unacceptable	* AUS is missing (Lvl 4) "AUS report is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the E-Sign consent agreement is missing. Further details not provided. Subject originated on xx/xx/2017."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. Subject loan is a refinance, originated on xx/xx/2017 and the 3-year SOL has expired.

Loan failed TILA APR test due to APR calculated 4.643% exceeds APR threshold 4.829% under disclosed by -0.186%.

																																																																																								This loan failed the TRID rate lock disclosure delivery date test."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UJH9OR4OVMV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	39.097%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
There is an active prior PACE lien against the xxx in favor of xxx, which was recorded on xx/xx/2019 in the amount of xxx.
There is a junior civil judgment against the borrower, xxx in favor of xxx, in the amount of xxx.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the tape is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
According to the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 22.08 years on the job as an xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original Standard LTV (OLTV) is xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.10%. The tape reflects an increased DTI of 48%. Further details not provided. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 22.08 years on the job as an xxx at xxx. FICO 678, 0X30 in the last 24 months, and xxx equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Mortgage Broker Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Mortgage Broker Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JP435CQBGP9	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.125%	240	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	34.077%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xxx in the amount of xxx with xxx.
There is a UCC Financing Statement against the subject property in favor of xxx, which was recorded on xx/xx/2023.
The annual installment of Combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.125%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR has 18.83 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Initial Escrow Acct Disclosure	Field: Borrower Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Borrower Last name is xxx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Did not use for review.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMM00000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Did not use for review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 34.08%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 18.83 years on the job as a xxx at xxx. FICO 791."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7M7WM8I1PWS	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2012	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	34.645%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 in the amount of xxx with xxx.
There is a state tax warrant with warrant ID xxx against the borrower in favor of the xxx, which was recorded on xx/xx/2025 in the amount of xxx.
There is a child support lien against the xxx in favor of the xxx, which was recorded on xx/xx/2026 in the amount of xxx.
There is an active ECB lien against the xxx in favor of the xxx, which was recorded on xx/xx/2025 in the amount of xxx.
The annual installment of county taxes for 2026 has been exempted.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address is updated as per document. Tape Source: Initial Tape Type:	3: Curable		* Type of Ownership is Leasehold or Cooperative (Lvl 3) "The subject is a unit in a co-operative. The subject loan was originated on xx/xx/2012 with a maturity date of xx/xx/2043. As per the proprietary lease agreement, which is located at "xxx" the ground lease is held by xxx xxx, and the leasehold expires on xx/xx/2087."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M0ODWTH0YKO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	21.445%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active liens or judgments have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.125%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2026, the reason for default is a payment dispute.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 year on the job as a xxx at xxx. BWR1 has prior employment experience as a xxx with xxx between xx/xx/2020 and xx/xx/2020 for 1 month.
BWR2 has 18.41 years on the job as an xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Right of Rescission	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00011MMM0011000000000000 Tape Value: 011000001100000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search reflects an estimated value of xxx. The current UPB is xxx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed due to TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on FCD dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects lender credit that cannot decrease test at xxx. Final CD dated xx/xx/2021 does not reflect lender credit. This is decrease of +xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Homeowner's Counseling disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WSPS5K2PDVQ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.492%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.75 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000M Tape Value: 0000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 9.75% on a 12 month bank statement product. The Lender allowed the loan to close with a credit score of 615 ; below allowable for approval Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE with xxx for 3.9 years, FICO 615, xxx equity in the subject property."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows FICO does not meet the investor minimum. Further details not provided. The subject loan originated on xx/xx/2025 with xxx ."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 10.192% exceeds APR threshold of 8.240% over by +1.952%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M091MS9BZ2L	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.365%	180	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xxx	Primary	Yes	Yes	No	xxx	xxx	27.078%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property originated on xx/xx/1980 and recorded on xx/xx/1980 in the amount of xxx with xxx.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.365%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per tape is xxx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: U/A Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMMMM000000000000000 Tape Value: 000000100000000000000010 Variance: Variance %: Comment: U/A Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report in the loan file is as is; the photo addendum shows ceiling damage due to a previous roof leak and peeling paint on the rear-side garage and overhang. The estimated cost to cure is not available in the loan file. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 5.518% exceeds APR threshold of 5.500% over by +0.018%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SAD1HF09CU6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	14.587%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is an active prior civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2017 in the amount of xxx.
There are three active prior medical liens against the xxx in favor of xxx which were recorded on xx/xx/2017, xx/xx/2022 and xx/xx/2023 in the total amount of xxx.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xxx.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 2.75 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000 Tape Value: ' Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 14.59% on a 12 month bank statement product. The Lender allowed the loan to close with a credit score of 621; below allowable for approval and inconsistent deposits over the 12 months. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is SE with xxx for 2.10 years, FICO 621, xxx equity in the subject property."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows FICO does not meet the investor minimum. The subject loan originated on xx/xx/2026 with xxx ."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.452% exceeding the APR threshold of 7.600% by 0.852%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx), and (xxx)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HSQYR953H6S	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Minnesota	xxx	xxx	xxx	Minnesota	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	23.081%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 33.66 years on the job as a xxx with xxx.
  BWR2 has 25.66 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |---| -272.250% |----| -272.25000% Comment: Did not use for review Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: Did not use for review   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Updated as per PH.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Did not use for review   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000   Tape Value: 00000   Variance:    Variance %:    Comment: Updated as per PH.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Did not use for review Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject is an ARM loan. Tape shows ARM disclosure. File shows the ARM disclosure is available in the loan file. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VCZINDYL3HH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Connecticut	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2025	xxx	Investor	Yes	Yes	Yes	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is a water/sewer lien against the xxx in favor of the xxx, which was recorded on xx/xx/2026 in the amount of xxx.
The 1st, 2nd, 3rd, and 4th annual installments of combined taxes for 2024 have been paid in the amount of xxx on xx/xx/2025, xx/xx/2025, xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the comment dated xx/xx/2025, the RFD is a curtailment of income.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
According to the collection comment dated xx/xx/2025, the FC was initiated on xx/xx/2025. As per the comment dated xx/xx/2026, the foreclosure was closed on xx/xx/2025 due to reinstatement.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:According to the collection comment dated xx/xx/2025, the FC was initiated on xx/xx/2025. As per the comment dated xx/xx/2026, the foreclosure was closed on xx/xx/2025 due to reinstatement.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.90   Tape Value: 1.47   Variance: 0.43   Variance %: 29.25170%   Comment: As per calculations DSCR ratio is 1.51%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: ULTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000321M   Tape Value: 0000003210   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: 3 Family Tape Value: 2 Family Variance: Variance %: Comment: AS per document subject property is 3 family. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EZOW3CJU92Q	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with instrument # xxx in the amount of xxx with xxx.
There is an active HOA lien against the xxx in favor of xxx, which was recorded on xx/xx/2012 in the amount of xxx. The subject property is located in xxx.
The 1st and 2nd installments of county taxes for 2025-2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2025, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current Legal Status is Collectoins Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: U/A.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "The final truth in lending is missing from the loan document."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. A Zillow search shows an estimated value of xxx. Current UPB is xxx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W2UYBV221X7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.499%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.950%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page# xxx in the amount of xxx with xxx.
There is an active prior federal judgment against the borrower xxx in favor of the xxx, which was recorded on xx/xx/2018 in the amount of xxx.
The 1st & 2nd installments of county taxes for 2023 have been paid in the total amount of xxx on xx/xx/2023 & xx/xx/2023.
The 1st & 2nd installments of county taxes for 2024 have been paid in the total amount of xxx on xx/xx/2024 & xx/xx/2024.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.499%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 20.75 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Collections. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000 Tape Value: 0000 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity CE report show the subject loan is an HPML non-compliant. Further details not provided. Subject originated on xx/xx/2025."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the initial closing disclosure delivery date test the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2025 reflects Appraisal Re-Inspection Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2025 and the 1-year SOL is active."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 7.910% exceeds APR threshold of 7.720% by +0.190%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

Loan failed MD COMAR Higher-Priced Mortgage Loan Test due to an APR calculated at 7.910% exceeds APR threshold of 7.720% by +0.190%."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/xx/2025. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2025. Note date is xx/xx/2025."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4M6S0LCNMN5	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.990%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2019	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	33.718%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with book/page #xxx in the amount of xxx with xxx.
There is a junior civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2020.
There is a junior credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2023 in the amount of xxx.
The annual installment of combined taxes for 2026 has been delinquent in the total amount of xxx, which is good through xx/xx/2026.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2024.
The annual installment of combined taxes for 2024 has been paid in the amount of xxx on xx/xx/2023.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.990%. The current UPB reflected as per the tape is xxx and the deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the deferment agreement dated xx/xx/2021, which is located at "xxx", the servicer deferred 13 payments in the amount of xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xxx)	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx/xx/2021   Variance:    Variance %:    Comment: Tape shows xx/xx/2021 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000MMMMMMMMMM Tape Value: 000000000000000000112221 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and the Infinity CE report show the subject loan is HPML non-compliant. Further details not provided."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 7.369% exceeds APR threshold of 5.710% over by +1.659%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

Loan failed the MD COMAR higher-priced mortgage loan test due to an APR calculated at 7.369% exceeds APR threshold of 5.710% over by +1.659%."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0VWI476I15Q	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	42.997%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xxx	Not Applicable	3.500%	xxx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument and book/pagexx no. 6596 1798 / 206 in the amount of xxx with xxx.
There is a prior UCC-1 fixture filing recorded on xx/xx/2021.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2023.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security income.
BWR2 receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2023. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.500% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and principal-forgiven amount.	Hazard Insurance Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current Legal Status is Performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -11.22807%   Comment: Tape shows Current value is xxx but audit value is given as xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows Original Standard LTV is xxx but audit value is given as xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property Address Street is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Not Applicable Tape Value: Change in Rate/Term Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* AUS is missing (Lvl 4) "AUS report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.99%. Tape shows DTI increased to 43.00%. Lender defect. Subject originated xx/xx/2021 and the 3 year SOL has expired. BWR1 and BWR2 receives social security income. FICO 796. xxx equity in subject. Review shows ATR confirmed."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects a loan origination fee of xxx, Appraisal Fee of xxx and Appraisal Re-Inspection Fee of xxx. The CD dated xx/xx/2021 reflects a loan origination fee of xxx, Appraisal Fee of xxx and Appraisal Re-Inspection Fee of xxx. This is an increase in fee of xxx for charges that cannot increase. The COC for an increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/2021, and the SOL is 3 years expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "The hazard insurance certificate is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8HGML06ODLC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Oregon	xxx	xxx	xxx	Oregon	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.950%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	59.329%	First	Final policy	Not Applicable	xxx	xx/xx/2011	xxx	Not Applicable	4.875%	xxx	xx/xx/2014	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with Book/Page # xxx in the amount of xxx with xxx.
There is one junior mortgage against the subject property in the favor of xxx on xx/xx/2005, which was recorded on xx/xx/2005 with Book/Page #xxx in the amount of xxx.
There is a junior UCC solar equipment lien against the xxx in favor of xxx, which was recorded on xx/xx/2024.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2011.
According to the updated title report dated xx/xx/2026, as per the lis pendens located at "xxx", a complaint was filed on xx/xx/2010 and recorded on xx/xx/2010. As per the lis pendens located at "xxx", the release of the lis pendens was recorded on xx/xx/2012. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:According to the updated title report dated xx/xx/2026, as per the lis pendens located at "xxx", a complaint was filed on xx/xx/2010 and recorded on xx/xx/2010. As per the lis pendens located at "xxx", the release of the lis pendens was recorded on xx/xx/2012. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx on xx/xx/2011. As per the modified term, the new principal balance is xxx. The modified monthly P&I of xxx with an interest rate of 3.75% starting on xx/xx/2011, which will be changed in 3 steps until the new maturity date of xx/xx/2051. The rate will change in 3 steps, which end with 4.875%. There is no deferred balance and principal-forgiven amount.	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2011   Tape Value: xx/xx/2011   Variance: -2 (Days)   Variance %:    Comment: Doc Date of Last Modification is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the original standard LTV is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 111100000000000000000000 Tape Value: 111000000000000000000000 Variance: Variance %: Comment: Payment History String is Not Applicable. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows AOM issue as transferred from xxx. to xxx, as nominee for xxx, its successors and assigns; a gap is needed. Uniform title certified: The county does not accept gaps; normal assignment includes language to correct the chain of title to be inserted immediately preceding the assignment recorded on xx/xx/2014. According to an updated title report dated xx/xx/2026, the assignment was transferred from 'xxx' to 'xxx' on xx/xx/2011. Again, it was transferred from xxx to xxx, as recorded on xx/xx/2014. There is a gap between the assignment and the chain of gap assignments needed."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2005 reflects cash in the amount of xxx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N55421LQ4UG	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.625%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with MERS as nominee for xxx.
There is a prior credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2020 in the amount of xxx. The SSN is inconsistent with the borrower's SSN.
The first and second installments of combined taxes for 2024 and 2025 have been delinquent in the total amount of xxx on different dates and are good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is occupied by an unknown party.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO and was approved using DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Prepayment Penalty Rider	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: The current value is N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 0.59   Tape Value: 0.57   Variance: 0.02   Variance %: 3.50877%   Comment: Debt Service Coverage ratio (xxx) is 0.59.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000MMM Tape Value: 00000000000 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xxx, annual payments (xxx) are xxx, and the debt service cover ratio (xxx) is 0.59."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan file. Subject is NOO purchase."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is NOO and approved with xxx. The tape show DSCR ratio does not meet the investors requirement. Further details not provided."
																																																																																							* Prepayment Rider Missing (Lvl 3) "The prepayment rider is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WA9Q5QJUD05	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.375%	360	xx/xx/2020	xx/xx/2020	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	xxx	29.462%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xxx	Not Applicable	3.375%	xxx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx for the amount of xxx with xxx in the amount of xxx with xxx.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx and the interest rate is 3.375%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the seller's tape, the subject property is owner occupied.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.08 years on the job as a xxx at xxx. Previously, BWR had 1.91 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2021. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.375% beginning on xx/xx/2021 and a maturity date of xx/xx/2051. There is no deferred balance and principal-forgiven amount.	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape shows current legal status as Null, but audit value shows performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -38.09523%   Comment: Tape shows current value as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original standard LTV as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property Address street is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Construction/Perm   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose per Application is Construction/Permanent.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Tape shows sale price as $xxx, but audit value shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2020 reflects escrow holdback in the amount of xxx for release of escrow holdback is missing from the loan documents."
* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. Last MI payment was received on xx/xx/2025, which is more than 60 days ago."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan closed with a principal balance of xxx that exceeded the maximum loan amount permitted by program guidelines. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2020 does not reflect Construction xxx Fee. Final CD dated xx/xx/2020 reflects Construction xxx Fee at xxx.
Loan estimate dated xx/xx/2020 reflects Loan Origination Fee at xxx. Final CD dated xx/xx/2020 reflects Loan Origination Fee at xxx.
Loan estimate dated xx/xx/2020 does not reflect Document Preparation Fee. Final CD dated xx/xx/2020 reflects Document Preparation Fee at xxx.
Loan estimate dated xx/xx/2020 does not reflect Draw Inspection Fee. Final CD dated xx/xx/2020 reflects Draw Inspection Fee at xxx.
This is a cumulative increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2020 and the 3-year SOL has expired.

Loan failed charges in total cannot increase more than a 10% tolerance test. The LE dated xx/xx/2020 reflects Recording Fee at xxx. The CD dated xx/xx/2020 reflects Recording Fee at xxx. This is a cumulative increase of +xxx for charges that in total cannot increase more than 10% of the test. The COC for an increase in fee is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MO1BUSBIJK8	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Georgia	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.750%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xxx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the tape the property is non-owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows the borrower's first name as xxx, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the borrower's last name as xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the Original Standard LTV (OLTV) at xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000001MM   Tape Value: 00000000100   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape shows the Purpose of Refinance per HUD-1 Change in Rate/Term, but the audit value shows No Cash-Out. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the certificate of foreign qualification verifying the business was authorized to conduct business in Georgia was missing and could not be validated. Further details are not provided.
																																																																																							BWR is an LLC. Note and mortgage documents were signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JOMV4YUQX9F	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.740%	180	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	40.145%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined and school taxes for 2025 have been paid in the total amount of xxx on xx/xx/2026.
The annual utilities/MUD charges for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.740%. The current UPB reflected as per the tape is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as an xxx at xxx. BWR had multiple jobs in the last 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape shows NULL and audit value shows Collections. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document, the original standard LTV is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0001MMMM0000000000000000   Tape Value: 010000000000000000000000   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: As per the note document, the property address street is xxx. Tape Source: Initial Tape Type:	3: Curable	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3) "Fair market value of the homestead property acknowledgment is missing from the loan documents. Appraisal report is available in the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.14%. The tape reflects an increased DTI of 44.60%. Further details not provided. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR has 1 month on the job as an xxx at xxx, FICO 715, xxx equity in the subject, and xxx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2019 reflects a survey fee of xxx. The final CD dated xx/xx/2019 reflects a survey fee at xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fees is missing from the loan documents. The subject loan is a refinance originated on xx/xx/2019, and the SOL has expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 5.839% exceeds the APR threshold of 5.120% over by +0.719%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

Loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 5.839%, which exceeds the APR threshold of 5.120% by +0.719%."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NIDQ3Y346F5	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Jersey	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.375%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	13.104%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual 1st, 2nd, 3rd, and 4th installments of town taxes for 2024 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.	According to payment history tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.375%. The current UPB reflected as per the tape data is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per tape, the subject property is owner-occupied.
As per comment dated xx/xx/2026, there is a payment dispute.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 11 months on the job as an xxx with xxx. Previously, BWR had 10.33 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Right of Rescission	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -30.80645%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0010MMMM0000000000000000 Tape Value: 100000000000000000000000 Variance: Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 13.10%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 11 months on the job as an xxx with xxx, FICO 791, and xxx equity in the subject."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the state regulations for the prohibited fees test.
The below fees were included in the test:
Condo/HOA/PUD Approval paid by Borrower: xxx
Condo/HOA/PUD Questionnaire paid by Borrower: xxx
Title CPL paid by Borrower: xxx
Title Tax Certificate Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA finance charge test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx.

Loan failed the TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38EEGT2RVSP	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.375%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	33.729%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xxx	Not Applicable	3.250%	xxx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of xxx on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has been modified on xx/xx/2021.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 15 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx, on xx/xx/2021. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.250% beginning on xx/xx/2021 and a maturity date of xx/xx/2051. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Right of Rescission	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -11.36363%   Comment: Current value is xxx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: 61 (Days)   Variance %:    Comment: First payment date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is Cash Out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2051 Tape Value: xx/xx/2051 Variance: 8 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2051. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.72%. The tape reflects an increased DTI of 46.8%. Further details not provided. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR has 15 years on the job as a xxx at xxx. FICO 796, xxx equity in the subject, and xxx residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2019, and the 3-year SOL has expired."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PHFHZK402JA	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.625%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	49.895%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
According to the tape data, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 months on the job as a xxx with xxx. Previously, BWR had 5.5 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: As per the note document, current legal status is performing, but the tape shows null. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000MMMM0000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: 0000MMMM0000000000000000 Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase, originated on xx/xx/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as NOO at 49.90%. The tape shows the lender did not obtain the supporting income and 1007 documentation for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 10 months on the job as a xxx with xxx. FICO 741, xxx equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TKQC12HP2PY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Nebraska	xxx	xxx	xxx	Nebraska	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.875%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	49.749%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 has been due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to servicing comments, the current status of the loan is performing
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 22.75 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000MMM0000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape shows change in rate/term but audit value shows limited cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.75%. The tape reflects an increased DTI of 50.10%. Further details not provided. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 22.75 years on the job as an xxx at xxx. FICO 804 and xxx residual income."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.75% as the borrower's income is xxx and total expenses are in the amount of xxx and the loan was underwritten by LP Locator xxx PG#xxx and its recommendation is accept with a DTI of 50%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BXPK81XJJO0	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Vermont	xxx	xxx	xxx	Vermont	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.625%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	32.080%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st & 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.63%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.5 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current Legal Status is Performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of Refinance Per HUD-1 is Limited Cash Out Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 32.08%. Tape shows the lender did not obtain the required income and REO documentation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 4.5 years on the job as a xxx at xxx, FICO 796, and xxx equity in the subject."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed Vermont Mortgage Lender License Prohibited Fees Test. The below fees were included in this test:
Attorney's Fee (xxx) paid by Borrower: xxx
Funding, Wire, or Disbursement Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Tax Research fee paid by Borrower: xxx
Title Courier Fee paid by Borrower: xxx
VOE Fee paid by Borrower: xxx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A0XR3GVRGJO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.140%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	xxx	37.673%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.140%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the servicing comment dated xx/xx/2025, the reason for the default is excessive obligation.
As per the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7 months on the job as a xxx at xxx. BWR1 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Tape shows xxx and audit value shows xxx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Tape shows NULL and audit value shows Collections.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000010101222211M000000   Tape Value: 000010101222211000000000   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Not Applicable Tape Value: Change in Rate/Term Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows ARM disclosure with an expired SOL. Review of the file shows the subject is a fixed-rate amortization loan. Further details not provided. Subject originated on xx/xx/2022."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 reflects Loan Origination Fee at xxx. CD dated xx/xx/2022 reflects Loan Origination Fee at xxx.
Loan estimate dated xx/xx/2022 reflects Verification of Employment Fee at xxx. CD dated xx/xx/2022 reflects Verification of Employment Fee at xxx.
This is a cumulative increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2022 and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BKAKPQ2PDY4	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	Yes	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.875%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xxx	Primary	Yes	Yes	No	xxx	xxx	33.298%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx in the amount of xxx, which originated on xx/xx/2022 and recorded on xx/xx/2022 with the instrument #xxx
There is a junior UCC financing statement against the subject property in favor of xxx, which was recorded on xx/xx/2023.
The 1st and 2nd installments of combined taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xxx and deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
As per the tape data, the loan has been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.94 years on the job as a xxx at xxx.
BWR2 has 15.95 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2019 with a P&I of xxx, a rate of interest of 3.875%, and a maturity date of xx/xx/2050. The P&I as per payment history is xxx, and the rate of interest is 3.875%. The current UPB reflected as per the payment history is xxx and the deferred balance is xxx. As per the seller's tape data, the loan has been modified. The modification agreement is missing from the loan file.	Initial 1003_Application Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: The tape shows the original standard LTV (OLTV); the data provided is xxx, and the audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2050   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The tape shows the subject property value; the data provided is single-family, and the audit value is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* AUS is missing (Lvl 4) "The tape and file show the AUS report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.29%. The tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR1 has 8.94 years on the job as a xxx at xxx. BWR2 has 15.95 years on the job as a xxx at xxx, FICO 780, 0X30 in the last 24 months and xxx equity in the subject."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I4YAF5JNT65	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Vermont	xxx	xxx	xxx	Vermont	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.625%	240	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	30.625%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with Book/Page #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx in the amount of xxx, which was originated on xx/xx/2017 and recorded on xx/xx/2017 with the Book/Page #xxx .
The first, second, and third installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025, xx/xx/2025, and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.625%. The current UPB, reflected as per the tape, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current legal status is performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is MMMMMMMMMMM0000000000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per HUD-1 is limited cash-out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed Vermont mortgage lender license prohibited fees test.
The below fees were included in this test: Loan Origination Fee paid by Borrower: xxx
Appraisal Waiver paid by Borrower: xxx
Settlement or Closing Fee paid by Borrower: xxx."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SPZ2MLAKBZO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2020	xx/xx/2020	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xxx	Primary	Yes	No	Yes	xxx	xxx	39.539%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xxx	Not Applicable	3.250%	xxx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
There is a UCC-1 fixture filing recorded on xx/xx/2020, wherein xxx xxx and xxx xxx are listed as debtors, and MERS, as nominee for xxx, F.A. is the secured party.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is in performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2020.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11 months on the job as a xxx with xxx. Previously, BWR1 had multiple jobs in the last two years in the same line of work.
BWR2 has 13 years on the job as a xxx at xxx. Additionally, BWR2 receives a military quarters allowance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2020. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.250%, beginning on xx/xx/2021 and a maturity date of xx/xx/2051. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: 28 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2021   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0010MMM00000000000000000   Tape Value: 100000000000000000000000   Variance:    Variance %:    Comment: 0010MMM00210100000210210   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose is Refinance Per HUD-1 is Not Applicable   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: Purpose Per Application is Construction/ Per Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.54%. The tape show lender did not obtain the supporting rental income documentation for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has 11 months on the job as a xxx with xxx. BWR2 has 13 years on the job as a xxx at xxx. Additionally, BWR2 receives a military quarters allowance. FICO 799, xxx equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GHIHCX1KZMF	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xxx	Not Applicable	No	xxx	Not Applicable	xxx	7.750%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	49.121%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2014	xxx	xxx	4.280%	xxx	xx/xx/2014	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument # xxx in the amount of xxx with xxx.
There is one junior mortgage against the subject property, which was recorded on xx/xx/2019 in the amount of xxx in favor of the xxx.
The annual installments of school and combined taxes for 2025-2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.280%. The current UPB reflected as per the tape is xxx and the deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2014.
No foreclosure activity has been found.
According to the PACER, the borrowers, xxx, filed bankruptcy under Chapter 7 with the case #xxx on xx/xx/2016. The BK was discharged on xx/xx/2016 and terminated on xx/xx/2016.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xxx, filed bankruptcy under Chapter 7 with the case #xxx on xx/xx/2016. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2016 and terminated on xx/xx/2016.	The step modification agreement was signed between the borrower xxx and lender xxx, with an effective date of xx/xx/2014, and the new modified unpaid principal balance is xxx. There is a deferred balance in the amount of xxx. The interest bearing UPB is xxx. The modified monthly P&I of xxx with an interest rate of 4.280% starting on xx/xx/2014, which will be changed in four steps until the new maturity date of xx/xx/2047. The rate will change in 4 steps, which end with 4.280%.	Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape shows the bankruptcy (xxx). The data provided is none. The audit value is Yes. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2014   Tape Value: xx/xx/2014   Variance: -63 (Days)   Variance %:    Comment: Tape shows the doc date of the last modification. The data provided is xx/xx/2014. The audit value is xx/xx/2014.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Tape shows the loan amortization type. The data provided is fixed. Audit value is a step.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: 1.52643% Comment: Tape shows the sales price (xxx). The data provided is xxx. The audit value is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH does not reflect MI payment."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT violating federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8H7D82FDLHT	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Alabama	xxx	xxx	xxx	Alabama	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2017	xx/xx/2017	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Not Applicable	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with book/page # xxx in the amount of xxx with xxx.
There are two junior Credit Card Judgments against the borrower in favor of xxx which were recorded on xx/xx/2022 and xx/xx/2024 in the total amount of xxx.
The annual county taxes for 2025 were exempted on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current UPB reflected as per the tape is xxx, and the deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the collection comment dated xx/xx/2026, the reason for default is curtailment of income.
As per the collection comment dates xx/xx/2026, the subject property is occupied by an unknown.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. The complaint was filed on xx/xx/2025. The foreclosure sale is scheduled for xx/xx/2025. As per the collection comment dated xx/xx/2025, the FC was closed due to reinstatement. As per the collection comment dated xx/xx/2026, the foreclosure was re-initiated on the loan. The sale is scheduled for xx/xx/2026. The foreclosure file was closed on xx/xx/2026 due to reinstatement. Further details not provided.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. The complaint was filed on xx/xx/2025. The foreclosure sale is scheduled for xx/xx/2025. As per the collection comment dated xx/xx/2025, the FC was closed due to reinstatement. As per the collection comment dated xx/xx/2026, the foreclosure was re-initiated on the loan. The sale is scheduled for xx/xx/2026. The foreclosure file was closed on xx/xx/2026 due to reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	This is a VA rate mortgage with a P&I of xxx, a rate of interest of 3.75000%, and a maturity date of xx/xx/2047. The P&I as per payment history is xxx, and the rate of interest is 3.750%. As per the seller's tape data, the loan has been modified. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: As per the note document borrower first name as xxx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Supporting documents are missing   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: Supporting documents are missing   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 1104432104444444321MM100   Tape Value: 105432109987654320211000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2047 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows subject is not VA insured."	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is approved as a streamline refinance. Tape shows income documents are missing. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B7N3FZIVBSY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Maryland	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xxx	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.880%	480	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xxx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with Book/Page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
For parcel # xxx
The 1st and 2nd installments of combined taxes for 2024 to 2026 have been paid in the total amount of xxx.
For parcel # xxx
The annual installment of combined taxes for 2024 to 2026 has been paid in the amount of xxx.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.125%. The current UPB reflected as per the tape is xxx and the deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified.
No foreclosure activity has been found.
According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2008. The BK was discharged on xx/xx/2012 and terminated on xx/xx/2012.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2008. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. The POC was filed by xxx, xxx, on xx/xx/2009, with the secured claim amount of xxx. The chapter 13 plan filed on xx/xx/2008 was confirmed on xx/xx/2009. The debtor shall pay to the trustee xxx per month for 15 months and xxx per month for 29 months. The BK was discharged on xx/xx/2012 and terminated on xx/xx/2012.	This is a conventional fixed-rate mortgage with a P&I of xxx, a rate of interest of 8.880%, and a maturity date of xx/xx/2047. The P&I as per payment history is xxx, and the rate of interest is 8.125%. There is a difference in P&I and rate of interest with respect to the note. As per the seller's tape data, the loan has been modified. The modification agreement is missing from the loan file.	Initial 1003_Application Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: Unavailable Tape Value: Prime - WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -34.52380%   Comment: Current vale is xxx   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.00067%   Comment: Original balance is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000MMMM00000111   Tape Value: 000000000000000000011111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: 3.000%   Tape Value: 1.000%   Variance: 2.000%   Variance %: 2.00000%   Comment: rate adjustment initial cap percent is 0.000%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2047 Variance: Variance %: Comment: Stated maturity date is xx/xx/2047. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows DSI V arrears. Reaching out to seller for clarity."	* Missing Initial 1003_Application (Lvl 2) "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5BLSDNOEROD	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Purchase	xxx	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002 with instrument #xxx in the amount of xxx with xxx, F.A.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2026, the RFD is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0010MMMM0000000000000000   Tape Value: 100000000000000000000000   Variance:    Variance %:    Comment: Tape shows 100000000000000000000000 and audit value shows MMMMMMMMMMMMMMMM00000000000.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is subject to the completion of new construction. The estimated cost of construction is not available. The 1004D report is missing from the loan documents."		* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EF7V1B14DAJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Louisiana	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Investor	Yes	Yes	Yes	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
The annual installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated on xx/xx/2025. The foreclosure was closed due to reinstatement. As per the collection comment dated xx/xx/2025, the attorney confirmed the file was closed. Further details not found.
No post-close bankruptcy record has been found.
 BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated on xx/xx/2025. The foreclosure was closed due to reinstatement. As per the collection comment dated xx/xx/2025, the attorney confirmed the file was closed. Further details not found.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name is xxx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.35   Tape Value: 1.22   Variance: 0.13   Variance %: 10.65573%   Comment: DSCR is 1.50   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000000321MM Tape Value: 0000000032100 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2025."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M6TNTAZF0QL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.125%	360	xx/xx/2023	xx/xx/2023	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xxx in the amount of xxx with xxx.
There are three prior civil judgments against the borrower in favor of xxx, which were recorded on xx/xx/2015, xx/xx/2017, and xx/xx/2023 in the total amount of xxx.
There are four junior civil judgments against the borrower in favor of xxx, which were recorded on different dates in the total amount of xxx.
There are eight prior IRS liens against the xxx in favor of the xxx, which were recorded on different dates in the total amount of xxx.
There is one prior state tax lien against the xxx in favor of xxx, which was recorded on xx/xx/2022 in the amount of xxx. SSN/DOB is not mentioned on the supportive document.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.125%. The current UPB reflected as per the tape is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2025, the sale was scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed due to the loan reinstatement.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
BWR is an LLC. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2025, the sale was scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed due to the loan reinstatement.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000004443210032102 Tape Value: 000000000654321XX3210210 Variance: Variance %: Comment: 000000000004443210032102. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2023."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC The note and mortgage were not signed by xxx in his capacity as a member of the LLC. Loan does have a personal guarantee.

																																																																																							Subject loan is NOO and approved with a DSCR of 1.01. The tape shows DSCR ratio does not meet the investor's requirement. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5MRENXM0UXJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	5.297%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 11.75 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current legal status is collections. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000 Tape Value: 00 Variance: Variance %: Comment: payment history string is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 5.30% on a 12 month bank statement product. The Lender allowed the loan to close with a credit score of 613; below allowable for approval. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE with xxx for 10.9 years, FICO 613, xxx equity in the subject property."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower'xxx's minimum requirement. Review of the file shows the qualifying score is 613. Further details not provided. Subject originated on xx/xx/2025."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.788% exceeds APR threshold of 7.690% by +1.098%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LSMQ5FGCW2W	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Massachusetts	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	xxx	29.585%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is a second home.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 8.33 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV(OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000MM Tape Value: 0000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xxx) QM points and fees test due to fees charged xxx exceed fees threshold of xxx by +xxx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx
Wire Transfer Fee paid by Borrower: xxx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xxx exceed fees threshold of xxx by +xxx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx
Wire Transfer Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower'xxx's minimum requirement. Review of the file shows the qualifying score is 626. Further details not provided. Subject originated on xx/xx/2025."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.969% exceeds APR threshold of 8.250% by +0.719%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RUM99I4RRAT	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.500%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	25.258%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 17 years on the job as an xxx with xxx.
BWR2 has 9 years on the job as a xxx with xxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower #2 Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Borrower #2 Last Name is xxx Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower #2 Middle Name is xxx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Current Legal Status is Perfroming   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History String is MMMMMM0000000000000000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of Refinance per HUD-1 is Limited cash out Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. "Zillow search shows an estimated value at xxx. Current UPB xxx."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance, originated on xx/xx/2020, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
881YN8XMOXO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Colorado	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	180	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Investor	Yes	No	No	xxx	xxx	47.183%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per tape is xxx.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Borrower First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Note reflects BWR xxx name as xxx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 Limited Cash Out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50JEI2GJPGM	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.750%	120	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	22.179%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 17.16 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Right of Rescission	Field: Borrower #2 Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Borrower #2 Last name is xxx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Current Legal Status is Performing.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -23.33333%   Comment: Current Value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMM00000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Payment History String MMMMM0021010000021021010. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows asset documentation requirements not met. Bank statements in the file show xxx satisfy the cash-to-close requirement of xxx at closing. Further details not provided."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2020, and the 3-year SOL has expired."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4YNWFUH25PB	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	Yes	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.730%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xxx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xxx	Not Applicable	5.000%	xxx	xx/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with instrument #xxx in the amount of xxx with xxx, a corporation.
There is a junior mortgage against the subject property originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xxx with xxx, a corporation.
There are five active municipal liens against the xxx in favor of xxx, which were recorded on different dates in the total amount of xxx.
The annual installment of town taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The annual installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The annual installment of school taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.000%. The current UPB reflected as per the tape is xxx, and the deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the comment dated xx/xx/2026, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2026, the reason for default is illness of the principal mortgagor.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified on xx/xx/2018.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. The final judgment was entered on xx/xx/2025 in the amount of xxx. As per the comment dated xx/xx/2025, the foreclosure sale is scheduled for xx/xx/2026. As per the comment dated xx/xx/2026, the foreclosure file was closed due to the reinstatement of the loan.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. The final judgment was entered on xx/xx/2025 in the amount of xxx. As per the comment dated xx/xx/2025, the foreclosure sale is scheduled for xx/xx/2026. As per the comment dated xx/xx/2026, the foreclosure file was closed due to the reinstatement of the loan.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx. on xx/xx/2018. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 5.000% beginning on xx/xx/2018 and a maturity date of xx/xx/2047. There is no deferred balance and principal-forgiven amount.	Final Truth in Lending Discl. Initial 1003_Application Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Collections Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Unable to determine the source.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document original Standard LTV xxx but tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004444444444444444432   Tape Value: 000999999999999876543210   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: As per the note document, the property address is updated. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G09AC9DERAY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	10.801%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025/2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the tape is xxx, and the deferred amount is xxx. As per the deferment agreement located at "xxx" the deferred amount is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comments dated xx/xx/2025, the RFD is curtailment of income.
As per the collection comments dated xx/xx/2025, the repayment plan first dated starts on xx/xx/2025 and ends on xx/xx/2025.
No details regarding the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 16.83 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -35.71428%   Comment: Tape shows current value as xxx, but audit value shows xxx   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2021   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original standard LTV as xxx, but audit value shows xxx/   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 111111213243211MMMMMMMMM Tape Value: 111112132432111111100000 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 6.837% exceeds APR threshold of 5.600% by +1.237%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xxx)) due to an APR calculated at 6.837% exceeds APR threshold of 5.600% by +1.237%.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.837% exceeds APR threshold of 5.600% by +1.237%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VC3QI09MPBN	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	Yes	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2007	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	43.983%	First	Final policy	Not Applicable	xxx	xx/xx/2012	xxx	xxx	3.875%	xxx	xx/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.875%. The current UPB reflected as per the tape is xxx and the deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per servicing comment dated xx/xx/2024, the subject property sustained damage due to water on xx/xx/2024. As per the comment dated xx/xx/2024, the lost draft check was received in the amount of xxx on xx/xx/2024. The estimated cost and completion of repair are not available.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower xxx and lender xxx, with an effective date of xx/xx/2012, and the new modified unpaid principal balance is xxx, out of which xxx is an interest-bearing amount and the deferred amount is xxx. The modified monthly P&I of xxx with an interest rate of 2.000% starting on xx/xx/2012, which will be changed in 3 steps until the new maturity date of xx/xx/2052. The rate will change in 3 steps, which end with 3.875%. As per the modification agreement, the lender has forgiven principal in the amount of xxx.
Missing or error on the Rate Lock Right of Rescission	Field: Current Value Loan Value: xxx Tape Value: xxx |---| xxx |----| -24.37500% Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 109.24035%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original LTV audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type address is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan xxx exceeds the per diem interest charge or credit threshold $-77.31."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents. The lock confirmation is available at "xxx""
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xxx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B873EWE8LB6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.989%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xxx	Not Applicable	3.000%	xxx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.000%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 16.75 years of experience as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2023. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.000% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount.	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 61 (Days)   Variance %:    Comment: xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMMM0000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T3J0SM5M7ZS	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	38.468%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xxx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.08 years on the job as an xxx at xxx.P.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: current legal status is performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: original standard LTV is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0010MMM00000000000000000 Tape Value: 100000000000000000000000 Variance: Variance %: Comment: Payment history string is 0010MMM00000000000000000 Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XGFEWRYYKE0	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.999%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.482%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument no. xxx in the amount of xxx with xxx.
There is an active prior child support lien against the xxx in favor of the xxx, which was recorded on xx/xx/2018.
There is an active prior UCC financing statement against the subject property in favor of xxx, which was recorded on xx/xx/2020. As per subordination agreement located at "xxx" the prior UCC lien is subordinated to the subject mortgage.
There is an amendment of UCC financing statement against the subject property in favor of xxx, which was recorded on xx/xx/2025.
The first and second installments of county taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.999%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.91 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: current legal status is performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: purpose of refinance per HUD-1 is limited cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.48%. Tape shows increased DTI of 55.80%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 3.91 years on the job as a xxx with xxx, FICO 703, 0X30 in the last 24 months, and xxx residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TRID rate lock disclosure delivery date test.  The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The TRID violation is due to a decrease in lender credit on the closing disclosure dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects lender credit at xxx; the final CD dated xx/xx/2021 reflects lender credit at xxx. This is a decrease of xxx for a fee that has a 0% tolerance test.  The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.48% as the borrower's income is xxx and total expenses are in the amount of xxx and the loan was underwritten by DU Locator xxx, and its recommendation is Approve/Eligible with a DTI of 49.48%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IS9NR2DSYQ2	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Investor	Yes	Yes	No	xxx	xxx	43.796%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2026 shows that the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xxx in favor of xxx for xxx.
There are two prior water or sewer liens active against the subject property in favor of the xxx, which were recorded on xx/xx/2015 and xx/xx/2015 in the total amount of xxx.
The 1st and 2nd combined taxes for 2025/2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.375%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape data, the subject property is non-owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.25 years on the job as a xxx at xxx
BWR2 has 11 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Borrower Middle name is xxx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower Last name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original LTV is N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000000001   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refinance per HUD-1 is Change in Rate/Term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of Transaction per HUD-1 is Refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is a NOO refinance originated on xx/xx/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject is NOO and approved at 43.79%. Tape shows BWR was not employed and missing VOE. Revised DTI is 63.80%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 9.25 years on the job as a xxx at xxx. BWR2 has 11 years on the job as an xxx at xxx, FICO 699, and 0X30 in the last 24 months."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55QFOVGLWQH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	xxx	29.996%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xxx	Not Applicable	3.500%	xxx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There is a UCC financial statement against the borrower in favor of xxx, which was recorded on xx/xx/2021.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 19.58 years on the job as a xxx with xxx.
BWR2 has been SE for 10 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx and xxx M. xxx (xxx), and the lender, xxx, on xx/xx/2021. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.500% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance and principal-forgiven amount.	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current Legal Status is Performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000MMM000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History String is MMMMMMM00000000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: Purpose per application is construction/perm. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient reserves. Bank statements show total verified assets of xxx satisfy the cash-to-close requirement of xxx. BWR1 has 19.58 years on the job as a xxx with xxx, BWR2 has been SE for 10 years at xxx, FICO 781, 0X30 in the last 21 months, and 182K equity in the subject."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan amount of xxx is greater than the maximum guideline requirement. Further details not provided. Subject loan originated on xx/xx/2020."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 4.260%, exceeding the APR threshold of 4.489% by +0.229%.
The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 reflects a loan origination fee of xxx. The CD dated xx/xx/2020 reflects a loan origination fee of xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2020, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GRGEA5NDLXH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	New York	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	360	xx/xx/2020	xx/xx/2020	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	78.000%	Not Applicable	PUD	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.020%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xxx	Not Applicable	3.250%	xxx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xxx on xx/xx/2026
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2021. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.250% beginning on xx/xx/2021 and a maturity date of xx/xx/2051. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock Missing Required Disclosures	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2021   Variance: 31 (Days)   Variance %:    Comment: First payment date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000MMM000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2020 reflects escrow holdback in the amount of xxx for release of escrow holdback is missing from the loan documents."
* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. Last MI payment was received on xx/xx/2025, which is more than 60 days ago."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at xxx. Tape shows a 722 FICO does not meet the investor minimum guideline requirement of 740 for an LTV of xxx. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 3 years on the job as a xxx at xxx, FICO 722, and xxx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement service provider document is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UL0ZGO5J6QO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Louisiana	xxx	xxx	xxx	Louisiana	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.750%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	29.277%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026, in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2026, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMMM0000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the E-Sign consent agreement is missing. Further details not provided. Subject originated on xx/xx/2020."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2020 reflects the sum of Section C fees and Recording fee at xxx. CD dated xx/xx/2020 reflects the sum of Section C and Recording fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2020 and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G6D8X69X4UJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.404%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xxx	Not Applicable	3.375%	xxx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument # xxx in the amount of xxx with xxx.
There is an active prior UCC lien against the xxx in favor of xxx, which was recorded on xx/xx/2019.
The annual school taxes for 2025 have been paid in the total amount of xxx on xx/xx/2026.
The annual combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.375%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2026, the reason for default is excessive obligations.
As per the seller's tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 37 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2021. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.375% beginning on xx/xx/2021 and a maturity date of xx/xx/2051. There is no deferred balance and principal-forgiven amount.	Hazard Insurance Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Borrower last name is xxx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Current legal status is collections.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not available.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -122 (Days)   Variance %:    Comment: First payment date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Stated LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is MMMMMM0000021022222220210.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Not Applicable Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per HUD-1 is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2019 reflects escrow holdback in the amount of xxx for release of escrow holdback is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.40%. Tape shows DTI discrepancy. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2019, and the 3-year SOL has expired. BWR has 37 years on the job as a xxx with xxx, FICO 788, and xxx equity in the subject."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.40%, as the borrower's income is xxx and total expenses are in the amount of xxx and the loan was manually underwritten."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2019, and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "The hazard insurance policy is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S7G0N809BS9	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.250%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.379%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xxx	Not Applicable	4.250%	xxx	xx/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
The annual water charges for 2026 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.250%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per the tape is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a xxx at xxx. BWR has prior employment experience as a xxx with xxx. between xx/xx/2014 and xx/xx/2017 for 2.58 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx, on xx/xx/2018. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 4.250% beginning on xx/xx/2018 and a maturity date of xx/xx/2048. There is no deferred balance and principal-forgiven amount.	Right of Rescission	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current legal status is performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2018   Variance: -30 (Days)   Variance %:    Comment: First payment date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0001MMM00000000000000000   Tape Value: 010000000000000000000000   Variance:    Variance %:    Comment: Payment history string is MMMMMM0000000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Construction/Perm Variance: Variance %: Comment: Purpose per application is refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.37%. The tape reflects an increased DTI of 49.40%. Further details not provided. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. BWR has 3 months on the job as a xxx at xxx. FICO 770, xxx equity in the subject, and xxx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA finance charge test. Finance charge disclosed on the final CD is xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. The subject loan is a refinance, originated on xx/xx/2017, and the 3-year SOL has expired.

Loan failed the TILA foreclosure rescission finance charge test as this loan data reflects foreclosure rescission finance charge in the amount of xxx. Comparison data reflects foreclosure rescission finance charge in the amount of xxx, and the variance is -xxx. The subject loan is a refinance, originated on xx/xx/2017, and the 3-year SOL has expired.

This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2017 reflects the Points - Loan Discount Fee at xxx. The CD dated xx/xx/2017 reflects the Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2017, and the 3-year SOL has expired."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.37%, as the borrower's income is xxx and total expenses are in the amount of xxx. The loan was underwritten by LP (xxx) and its recommendation is Accept with a DTI of 49.00%."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KL87YTKYSV0	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.000%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2015	xxx	Primary	Yes	No	No	xxx	xxx	31.222%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xxx in the amount of xxx with xxx.
There are two junior mortgages against the subject property. The first mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xxx in the amount of xxx with xxx, and the second was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xxx in the amount of xxx with xxx
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a xxx for 29 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current legal status is Performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property Address Street is xxx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.22%. Tape shows the lender did not obtain the required income and REO documentation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2015, and the 3-year SOL has expired. BWR has been SE as a xxx for 29 years, FICO 778, and xxx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xxx. Calculated finance charge is xxx for an under-disclosed amount of -xxx.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as xxx. Calculated finance charge is xxx for an under-disclosed amount of -xxx.

This loan failed the initial TIL disclosure date test as the initial TIL is missing from the loan documents."
																																																																																								* Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial TIL is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2DGHBKH7RKR	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Mississippi	xxx	xxx	xxx	Mississippi	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xxx	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.880%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xxx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been exempted.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.880%. The current UPB reflected as per the tape is xxx and deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
The loan has not been modified since origination.
According to the PACER, the borrowers, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2010. The BK was discharged on xx/xx/2016 and terminated on xx/xx/2016.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2026, the subject property needs to be repaired. There was a water leak from the glass patio door. The estimated cost of repair is not available. No comment has been found regarding completion of repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2010. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. The POC was filed by xxx, xxx. on xx/xx/2010, with the secured claim amount of xxx and the arrearage amount of xxx. The chapter 13 plan filed on xx/xx/2010 was confirmed on xx/xx/2011. The trustee's final report dated xx/xx/2016 shows the amount claimed paid through the plan is xxx, and the amount of arrearage, in the amount of xxx, has been paid. The BK was discharged on xx/xx/2016 and terminated on xx/xx/2016.	Not Applicable	Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape shows bankruptcy is No. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Tape shows current legal status is NULL.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows Deferred balance amount is xxx.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan MOD is not available.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.00025%   Comment: Tape shows original balance is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original standard is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000MMM00000100   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string updated by loan auditor.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Updated as per note. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows DSI V arrears. Reaching out to seller for clarity."		* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B1PK8GK8MAH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Connecticut	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	44.195%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.5 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Curent legal Status is Performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000MMMM0000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OD4TV7T9APY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Pennsylvania	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.875%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2026 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is non-owner occupied.
As per the collection comment dated the reason for the default is payment dispute.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Collections.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000021M   Tape Value: 000000210   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 3 Family Tape Value: 2 Family Variance: Variance %: Comment: Property type family. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance."	* CLTV exceeds guidelines (Lvl 3) "The subject loan closed as NOO with an LTV of xxx on a cash-out refinance exceeds guideline limit for LTV. Further details not provided. The subject loan was originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The borrower is an LLC. The note is signed by the borrower in their capacity as a member of the LLC. The mortgage is also signed by the member of the LLC. A personal guarantee certificate is available in the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V6EMO1R3CAS	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	34.467%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xxx	Not Applicable	3.250%	xxx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
For Parcel # xxx
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
Parcel # xxx
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for default.
As per the tape, the property is owner-occupied.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.50 years on the job as a xxx with xxx.
BWR2 has 6.33 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx, on xx/xx/2023. As per the modified terms, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.250% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and principal-forgiven amount.

Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -61 (Days)   Variance %:    Comment: As per the document first payment date xx/xx/2023 but tape shows xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document original Standard LTV xxx but tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMM00000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WO7ZBDN0JSL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maine	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2023	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	45.899%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the occupancy of the subject property is a second home.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 29.16 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original Standard LTV is xxx. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 reflects Appraisal Fee at xxx. The CD dated xx/xx/2023 reflects Appraisal Fee of xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2023, and the TRID SOL of 1 year has expired."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ISVNT4ULZIT	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.875%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xxx	Primary	Yes	Yes	No	xxx	xxx	35.188%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 was qualified using an offer letter as an xxx with xxx. Previously, BWR1 had 4 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: current legal status is performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -3.33333%   Comment: originsal appraided value i   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: -------   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMMM0000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Payment History String is MMMMMMM0000000000 Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan closed with a principal balance of xxx, which is the minimum loan amount permitted by program guidelines. Further details not provided."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1EI1DUHMBVR	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.875%	480	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active liens and judgments have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The water charges for 2026 are due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the RFD.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Note	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: Note reflects date as xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000MMM   Tape Value: 000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 4 Family Tape Value: 2 Family Variance: Variance %: Comment: Subject property type is 4 family. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The subject note (located at "xxx". xxx in their individual capacity. The deed and mortgage are in the name of the xxx. Missing the signature of the company on the note."	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved as NOO. The tape shows a 647 FICO does not meet the investor minimum guideline requirement. Further details not provided. The subject loan originated on xx/xx/2025.

																																																																																							BWR is LLC. Note was signed by the BWR as an individual and not as a member of the LLC. Mortgage was signed by the BWR as member of the LLC and not in the individual name. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2RJDKBYB14R	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xxx	Unavailable	Not Applicable	xxx	Not Applicable	xxx	7.690%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	8.750%	xxx	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument #xxx in the amount of xxx with xxx.
There is a credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2023 in the amount of xxx.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.750%. The current UPB reflected as per the tape is xxx, and the deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 13 with the case # xxx on xx/xx/2009. The BK was discharged on xx/xx/2013 and terminated on xx/xx/2013.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 13 with the case # xxx on xx/xx/2009. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. The POC was filed by xxx, xxx, on xx/xx/2009, with the secured claim amount of xxx and the arrearage amount of xxx. The chapter 13 plan filed on xx/xx/2009 was confirmed on xx/xx/2010. The debtor shall pay to the trustee xxx per month for 36 months. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2013 and terminated on xx/xx/2013.	This is a conventional fixed-rate mortgage with a P&I of xxx, a rate of interest of 7.690%, and a maturity date of xx/xx/2035. The P&I as per payment history is xxx, and the rate of interest is 8.750%. There is a difference in P&I and rate of interest with respect to the note. As per the seller's tape data, the loan has been modified. The modification agreement is missing from the loan file.	Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: ARM Index Type Loan Value: Unavailable Tape Value: Prime - WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Tape shows bankruptcy is No.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Tape shows current legal status is NULL.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is n/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows deferred balance amount is xxx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.00043%   Comment: Original balance (xxx) is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000MMM000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string updated by loan auditor.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: 3.000%   Tape Value: 1.000%   Variance: 2.000%   Variance %: 2.00000%   Comment: Rate adjustment initial cap percent is 3.00%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2035 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows DSI V arrears. Reaching out to seller for clarity."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I6JERBGUJHR	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Minnesota	xxx	xxx	xxx	Wisconsin	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	45.999%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 1.58 years at xxx. Additionally, BWR1 has been SE for 14.66 years at xxx.
 BWR2 has been SE for 1.58 years at xxx. Additionally, BWR2 has been SE for 14.66 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |---| -272.250% |----| -272.25000% Comment: ARM index margin percent is 2.750%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Current legal status is performing.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000 Tape Value: 00000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan program disclosure missing or unexecuted (Lvl 3) "Tape and file show the ARM disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.99%. Tape shows revised DTI 46%. Further details not provided. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE for 1.58 years at xxx. BWR2 has been SE for 1.58 years at xxx. FICO 764, 0X30 since inception, and xxx residual income xxx. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JSJBA47G3T1	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Louisiana	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	360	xx/xx/2013	xx/xx/2013	FHA	Fixed	Cash Out	xxx	xxx	Not Applicable	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2013	xxx	Primary	Yes	Yes	Yes	xxx	xxx	56.830%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2025.
The water/sewer charges for 2026 are due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per tape is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV (OLTV) xxx Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH does not show any MI activity. Tape shows current LTV at xxx."
* MI, FHA or MIC missing and required (Lvl 4) "The mortgage insurance certificate is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx. The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL signed by the BWR is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL hand dated by the BWR is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EPSB9TFZSKO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Minnesota	xxx	xxx	xxx	Minnesota	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	39.245%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 10.33 years on the job as a xxx with xxx.
BWR2 has 3 months on the job as a xxx at xxx. Previously, BWR2 had 1.91 years as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |---| -272.250% |----| -272.25000% Comment: Tape shows ARM index margin percent as 275.000%, but audit value shows 2.750%. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: Tape shows ARM Index type as secured overnight financing, but audit value shows 30-day average SOFR.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Tape shows current legal status as Null, but audit value shows Performing.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 3.05555%   Comment: Tape shows current value as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original standard LTV (OLTV) as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: MM000 Tape Value: 0000 Variance: Variance %: Comment: Tape shows 0000 and audit value shows MM000. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows reserves were below guideline requirements. Bank statement in the file shows xxx of assets, satisfying the cash-to-close requirement of xxx. The loan was manually underwritten. Further details not provided. Subject originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is an ARM loan. Tape shows ARM disclosure. File shows the ARM disclosure is available in the loan file. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1LCKXP8JZHP	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.750%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2014	xxx	Investor	Yes	Yes	No	xxx	xxx	42.088%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2026 shows that the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 in the amount of xxx in favor of "xxx".
No active judgments or liens were found.
The annual combined taxes for 2026 have been paid in the amount of xxx on xx/xx/2025.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2024.
The annual combined taxes for 2024 have been paid in the amount of xxx on xx/xx/2023.
The annual utility charges for 2025 are delinquent in the amount of xxx, which is good through xx/xx/2026.
The annual utility charges for 2026 are due in the amount of xxx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is non-owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 1.66 years on the job as an xxx with xxx. BWR1 has prior employment experience as a xxx with xxx. for 2.25 years.
BWR2 has 4.75 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Borrower #2 last name is xxx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Current legal status is collection.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original Standard LTV (OLTV) is xxx. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2014."
* Type of Ownership is Leasehold Or Cooperative (Lvl 3) "The subject leasehold agreement is in the file which is located at "xxx", and the leasehold term expires on xx/xx/2063, and the mortgage matures on xx/xx/2044."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.08%. Tape shows the lender did not obtain the required income and REO documentation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2014, and the 3-year SOL has expired. BWR1 has 1.66 years on the job as an xxx with xxx. BWR2 has 4.75 years on the job as a xxx with xxx, FICO 767, 0X30 in the last 24 months, and xxx equity in the subject."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase. The final HUD-1 dated xx/xx/2014 reflects cash to in the amount of xxx."
																																																																																								* Initial Good Faith Estimate is Missing (Lvl 2) "Initial GFE is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OD1KN3HDUAX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Nevada	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active notice of claim of lien (xxx) lien against the xxx in favor of xxx, which was recorded on xx/xx/2026 in the amount of xxx.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2026 have been paid in the amount of xxx on different dates.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000021MM Tape Value: 000002100 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G1ZEOGTF3MT	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Massachusetts	xxx	xxx	xxx	Massachusetts	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	19.231%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st 2nd 3rd and 4th installments of town taxes for 2026 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a xxx for 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000 Tape Value: 00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 19.23% on a 12 month bank statement product. The Lender allowed the loan to close with a credit score of 607; below allowable for approval. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE with xxx for 2.1 years, FICO 607, xxx equity in the subject property."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower'xxx's minimum requirement. Review of the file shows the qualifying score is 607. Further details not provided. Subject originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 7.906% exceeds the APR threshold of 7.730% by +0.176%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xxx), (xxx), and (xxx). Loan failed the MA 209 CMR 32.35 higher-priced mortgage loan test due to an APR calculated at 7.906% exceeds the APR threshold of 7.730% by +0.176%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EKUOX4ZXBLU	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.250%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xxx	Investor	Yes	Yes	No	xxx	xxx	48.613%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025-2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx(xxx), which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.250%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is non-owner occupied.
BWR1 has 27.25 years on the job as a xxx.
BWR2 has been SE for 5.83 years at xxx. Additionally, BWR2 receives child support income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Index Margin Percent Loan Value: 4.500% Tape Value: 450.000% |---| -445.500% |----| -445.50000% Comment: ARM index margin percent is 4.500%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Current legal status is performing.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000MMM00000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: payment history string is MMMMMM0000000000000000000. Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease Agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 48.61%. Tape shows a miscalculation of debt. Revised DTI is 54.3%. Lender defect. The subject originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 27.25 years on the job as a xxx with xxx. BWR2 has been SE for 5.83 years at xxx. Additionally, BWR2 receives child support income. FICO 694, and xxx equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D5S45A6VETS	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2016	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	43.235%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xxx in the amount of xxx with xxx.
There is one junior mortgage against the subject property that was originated on xx/xx/2026 in favor of xxx for xxx. in the amount of xxx, which was recorded on xx/xx/2026.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 10 months on the job as a xxx with xxx. BWR had prior employment experience as a xxx with xxx between xx/xx/2010 and xx/xx/2015 for 5.33 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV ( OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: xxx prospect xxx Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. MI payment received on xx/xx/2024 is more than 60 days ago."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.23%. Tape shows DTI increased to DTI 43.2%. Lender defect. Subject originated xx/xx/2016 and the 3 year SOL has expired. BWR has 10 months on the job as a xxx with xxx. FICO 776. xxx equity in subject. Review shows ATR confirmed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided, and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on FCD dated xx/xx/2016. The initial LE dated xx/xx/2016 reflects lender credit at xxx; the FCD dated xx/xx/2016 reflects lender credit at xxx. This is a decrease of xxx for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2016, and the 1-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 2)     "The subject loan closed at an LTV of xxx. Tape shows the LTV exceeded the maximum limit of program guidelines. Further details not provided. Zillow search shows an estimated value of xxx. Current UPB xxx."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 43.23%; the borrower's income is xxx, and total expenses are in the amount of xxx. And the loan was underwritten by DU (xxx), and its recommendation is Approve/Eligible with a DTI of 43.23%."		Moderate	Pass	Pass	No Result	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2AUPOYNUPQD	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.237%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	xxx	41.485%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.237%. The current UPB reflected as per the tape is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for default.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 39.00 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current legal status is collections Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000021 Tape Value: 000000000021 Variance: Variance %: Comment: payment hsitory string is not applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 41.48%. The Lender used Bonus & Incentive income without sufficient documentation. Revised DTI 64.75%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xxx."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows a defect as EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect the points - loan discount fee. The CD dated xx/xx/2025 reflects the Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SD90TMRMUB2	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2006	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	29.386%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first installment of combined taxes for 2024/2025 and 2025/2026 has been paid in the amount of xxx on xx/xx/2025, xx/xx/2025, and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the servicing comment dated xx/xx/2026, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Updated as per loan audit. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Tape shows the current legal status data provided is null; the audit value is performing.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the original standard LTV (OLTV) data provided is xxx; the audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 3 Family Tape Value: 2 Family Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Initial 1003_Application (Lvl 2) "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZO17RBZNGU7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	Yes	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	xxx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	45.554%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xxx	Not Applicable	3.750%	xxx	xx/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with Book/Page#xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 1st installment of school taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of school taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The annual village taxes for 2026 are due in the amount of xxx on xx/xx/2026.
The annual combined taxes for 2020 are paid by the tax buyer in the amount of xxx on xx/xx/2001 which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2016.
According to the updated title report dated xx/xx/2026, the lender filed multiple lis pendens against the subject property. The first notice of lis pendens was filed on xx/xx/2009, which was recorded on xx/xx/2009, and the last notice of lis pendens was filed on xx/xx/2014, which was recorded on xx/xx/2014.  the release of notice of lis pendens was filed on xx/xx/2016, which was recorded on xx/xx/2016.  Four years have passed since the lender filed the oldest lis pendens. The subject property is located in xxx.
No post-close bankruptcy record has been found.

Foreclosure Comments:According to the updated title report dated xx/xx/2026, the lender filed multiple lis pendens against the subject property. The first notice of lis pendens was filed on xx/xx/2009, which was recorded on xx/xx/2009, and the last notice of lis pendens was filed on xx/xx/2014, which was recorded on xx/xx/2014.  The release of notice of lis pendens was filed on xx/xx/2016, which was recorded on xx/xx/2016.  Four years have passed since the lender filed the oldest lis pendens. The subject property is located in xxx.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2016. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.75% beginning on xx/xx/2016. The maturity date is not mentioned. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current Legal Status is Collections Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2016   Tape Value: xx/xx/2016   Variance: -30 (Days)   Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the Original Standard LTV (OLTV) data provided is xxx; the audit value is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2056 Variance: Variance %: Comment: Tape shows the stated maturity date data provided is xx/xx/2056; the audit value is xx/xx/2037. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the AOM issue first from Credit-xxx and xxx, to xxx, as nominee for xxx.; there is a missing gap between xxx. As per the updated title report dated xx/xx/2026, there is a break in assignment from xxx to MERS as nominee for xxx. The missing AOM is needed."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S8N8DJWMYGY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	South Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$1,943.91	xxx	7.250%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xxx with an interest rate of 7.250%. The current UPB reflected as per the tape is xxx. This loan is interest-only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Note reflects BWR last name as xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Collections.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.01   Tape Value: 1.13   Variance: -0.12   Variance %: -10.61946%   Comment: DSCR is 1.01.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000010MM   Tape Value: 000000001000   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Loan is limited cash-out refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2025."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWR as member of the LLC and not in the individual name. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z9X47FIOM8F	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.999%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2025	xxx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.999%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the collection comment dated xx/xx/2025, the subject property is occupied by a tenant.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan. As per servicing comment dated xx/xx/2025, the foreclosure file has been closed due to the loan reinstatement. Further details not provided.
As per the collection comment dated xx/xx/2025, the borrower is disputing the payments. Further details are not provided.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan. As per servicing comment dated xx/xx/2025, the foreclosure file has been closed due to the loan reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	Credit Report Prepayment Penalty Rider	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower #1 Middle Name is Not Applicable Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower first name is not applicable   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower last name is xxx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: current legal status is collectioons   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Valu eis not Applicable   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.01   Tape Value: 1.03   Variance: -0.02   Variance %: -1.94174%   Comment: Debt Servicing coverage ratio is 1.01   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000321M   Tape Value: 0000003210   Variance:    Variance %:    Comment: payment history string is not applicabwle   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type is mid rise condo Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."
* Loan does not conform to program guidelines (Lvl 3)     "BWR is an LLC. Note was signed by BWR as a member of the LLC only and not in an individual name. Loan does have a personal guarantee."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
																																																																																							* Prepayment Rider Missing (Lvl 3) "Prepayment rider is missing from the loan document."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I9THQQ0QPFH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.875%	360	xx/xx/2017	xx/xx/2017	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2017	xxx	Primary	Yes	No	No	xxx	xxx	40.049%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xxx	Not Applicable	3.875%	xxx	xx/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xxx in the amount of xxx with xxx.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive pension, retirement, social security, and disability income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2018. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.875% beginning on xx/xx/2018 and a maturity date of xx/xx/2048. There is no deferred balance and principal-forgiven amount.	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current Legal Status is Performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2018   Variance: 123 (Days)   Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History String is MMMMM000000000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: As per loan document. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to seller to verify active MI status. PH does not show MI payments."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the e-sign consent agreement is missing from the loan files. Further details not provided. Subject originated on xx/xx/2017."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2017 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2017 reflects Points - Loan Discount Fee at xxx. The loan estimate dated xx/xx/2017 reflects Loan Origination Fee at xxx. The CD dated xx/xx/2017 reflects Loan Origination Fee at xxx. This is a cumulative increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
																																																																																								The subject loan is a purchase, originated on xx/xx/2017 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K8R1GHborder-left:none; width:70pt'>xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.375%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xxx	Investor	Yes	Yes	No	xxx	xxx	47.449%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
The 1st installment of combined taxes for 2025 have been delinquent in the amount of xxx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.375%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is non-owner occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 years on the job as a xxx at xxx. Additionally, BWR has been SE for 6.16 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower #2 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Note reflects xxx middle name as xxx. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Note reflects BWR xxx name as xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000MMMM00000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and approved at 47.44%. Tape shows the lender did not obtain the signed and dated YTD P&L and a VOE within 120 days. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 4 years on the job as a xxx at xxx. Additionally, BWR has been SE for 6.16 years, FICO 669, and xxx equity in the subject."
																																																																																							* Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JVC8X123OXD	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Massachusetts	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.517%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xxx	Not Applicable	3.000%	xxx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx, F.A.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.00%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the collection comment, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a xxx at xxx. Additionally, the BWR has 11.16 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2023. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.00% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and principal-forgiven amount.	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -30 (Days)   Variance %:    Comment: First payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: As per documents.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: Purpose of application is construction to perm. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.51%. Tape shows the revised DTI is 47.7%. Further details are not provided. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 3 months on the job as a xxx at xxx. Additionally, the BWR has 11.16 years on the job as a xxx at xxx. FICO 753 and xxx equity in the subject and xxx residual income."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.51%, the borrower's income is xxx, total expenses are in the amount of xxx, and the loan was manually underwritten."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9BT757AP7WC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.499%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	34.742%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
Parcel ID: xxx
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
Parcel ID: xxx
The 1st and 2nd annual installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.499%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 3.91 years at xxx.
BWR3 has been SE for 22.91 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current Legal Staus is cilletions Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document, the original standard LTV is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 55.50% on a 12 month bank statement product. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE with xxx for 3 years, BWR2 is not employed, BWR 3 is SE with xxx for 22.11 years, FICO 746, xxx equity in the subject property. 0X30 since inception."	* Compliance Testing (Lvl 3) "Tape and Infinity compliance report shows the subject loan failed for HPML and was non-compliant. Further details not provided."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 7.926% exceeds APR threshold of 7.690% over by +0.236%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xxx), (xxx), and (xxx). Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xxx)) due to an APR calculated at 7.926% exceeds APR threshold of 7.690% over by +0.236%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4ROBS96EDDG	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.500%	360	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2012	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.533%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with instrument #xxx in the amount of xxx with xxx, which was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
The annual installment of city taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx |---| xxx |----| 71.82000% Comment: Original standard LTV is xxx. Tape Source: Initial Tape Type:	3: Curable	* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium lender-paid MI plan, and the full amount for MI is charged at closing."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DC9AZD5LCFS	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	xxx	38.505%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xxx	Not Applicable	3.750%	xxx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx.
There is a UCC lien in favor of xxx, which was recorded on xx/xx/2021 with instrument# xxx
The annual school taxes for 2025 have been paid in the total amount of xxx on xx/xx/2026.
The annual combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 month on the job as an xxx at xxx. Previously, BWR1 had multiple jobs in the last two years in the same line of work.
BWR2 has 7 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2022. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.750% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance and principal-forgiven amount. The loan has been modified twice since origination.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current legal status is performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -184 (Days)   Variance %:    Comment: First payment date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: The payment history is available from xx/xx/2024 to xx/xx/2025 and from xx/xx/2026 to xx/xx/2026. The payment history is missing from xx/xx/2025 to xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance per HUD-1 is Not Applicable   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: Purpose per Application is Construction/Perm Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows a loan amount greater than the guideline maximum. Further details not provided. The subject loan originated on xx/xx/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.  The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 does not reflect the points - loan discount fee. The CD dated xx/xx/2021 reflects points - loan discount fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZZBQTSVO6X9	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	40.238%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current UPB reflected as per the tape is xxx.
As per collection comment dated xx/xx/2026, the payments made in the month of Mar 2026 are borrower made payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per comment dated xx/xx/2026, the RFD is excessive obligation.
As per the tape, the subject property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.5 years on the job as a xxx at xxx.
BWR2 has 14 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current legal status performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00MMM0000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is not applicable.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: Purpose per application is construction/perm. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.16%. The tape reflects an increased DTI of 49.20%. Further details not provided. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 8.5 years on the job as a xxx at xxx. BWR2 has 14 years on the job as a xxx at xxx, FICO 797, xxx equity in the subject, and xxx residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZN7AT2ZFOCS	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Vermont	xxx	xxx	xxx	Vermont	xxx	xxx	Yes	No	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.625%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xxx	Primary	Yes	No	No	xxx	Not Applicable	49.000%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xxx	Not Applicable	4.625%	xxx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xxx in the amount of xxx with xxx.
There is a prior mortgage against the subject property that was originated on xx/xx/2010 and recorded on xx/xx/2010 in the amount of xxx with xxx.
The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2025 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 20 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx, on xx/xx/2020. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 4.625% beginning on xx/xx/2020 and a maturity date of xx/xx/2048. There is no deferred balance or principal-forgiven amount.	Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2020   Variance: -915 (Days)   Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMMM0000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Compliance Testing (Lvl 2) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date being provided and the initial closing disclosure receipt date being less than three business days before the consummation date."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan fails Vermont mortgage lender license prohibited fees test. The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xxx
Settlement or Closing Fee paid by Borrower: xxx
Settlement or Closing Fee paid by Seller: xxx
Tax Research Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2018 does not reflect points - loan discount fee. The CD dated xx/xx/2018 reflects the points - loan discount fee at xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2018, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.00%, since the borrower income is xxx and total expenses are in the amount of xxx, and the loan was underwritten by DU (xxx), and its recommendation is Approve/Eligible with a DTI of 49.00%."		Moderate	Pass	Pass	No Result	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0QHQV694HC5	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	9.623%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd annual installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 6 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current Legal Status is collectoins Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the original standard LTV is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 9.62%. Tape shows 627 FICO does not meet the investor minimum guideline requirement. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has been SE for 6 years at xxx. FICO 627, 0X30 since inception, and xxx equity in the subject."		* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 7.887% exceeds APR threshold of 7.670% over by+0.217%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FXEW8A6TRJA	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	Yes	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2013	xxx	xxx	4.000%	xxx	xx/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2007 with instrument #xxx in the amount of xxx with xxx.
There is an active HOA lien against the xxx in favor of xxx, which was recorded on xx/xx/2009 in the amount of xxx.
There are three civil judgments against the borrower in favor of xxx and xxx in the total amount of xxx recorded on xx/xx/2011, xx/xx/2016, and xx/xx/2022.
The first and second installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.000%. The current UPB reflected as per the tape is xxx and the deferred balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the comment dated xx/xx/2026, the reason for default is excessive obligations.
As per the comment dated xx/xx/2026, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx, on xx/xx/2013. As per the modified term, the new principal balance is xxx. The interest-bearing amount is xxx, and the deferred balance is xxx. The monthly P&I is xxx with an interest rate of 4.000% beginning on xx/xx/2013 and a maturity date of xx/xx/2053. There is no principal-forgiven amount.	Credit Report Missing or error on the Rate Lock Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2013   Tape Value: xx/xx/2013   Variance: -65 (Days)   Variance %:    Comment: As per the document date is modification NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 012111111210211101212121   Tape Value: 121111112102111012121210   Variance:    Variance %:    Comment: payment history string is not applicable.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per the document subject types is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand-dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8EN2G5VXWE3	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual 1st installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower first name is N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower last name is xxx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000 Tape Value: 0000000100 Variance: Variance %: Comment: Payment history string is updated as per document. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
08OUWOZ8DL6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Indiana	xxx	xxx	xxx	Indiana	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.625%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	33.109%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property that was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx, a federally chartered federal credit union.
The 1st installment of county taxes for 2025-26 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025-26 is due in the amount of xxx on xx/xx/2026.
There is sewer charge due in the amount of xxx on xx/xx/2026.
 No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.625%. The current UPB reflected as per the tape is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per tape is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
 BWR has 18.41 years on the job as an xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Initial 1003_Application Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current legal status is performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan document is type UA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000MMM000000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Payment history string is MMMMMM00000000000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan closed without appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A Zillow search shows an estimated value of xxx. Current UPB: xxx."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved at 33.10%. Tape shows VOE is missing. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 18.41 years on the job as an xxx with xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "The initial application is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RJCW5TCC7DX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.875%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	No	No	xxx	xxx	31.454%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in Book #xxx, Page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per the tape is xxx
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive retirement and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock Right of Rescission Transmittal (xxx)	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: As per documents.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Cash Out. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated amount at xxx. Current UPB is xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.45%. Tape shows the lender did not obtain the required income documentation and REO documentation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 and BWR2 receive retirement and social security income, FICO 741."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xxx.
Loan estimate dated xx/xx/2021 reflects Transfer Taxes at xxx. CD dated xx/xx/2021 reflects Transfer Taxes at xxx.
This is a cumulative increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2021 and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
771IP3QVWYQ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Tennessee	xxx	xxx	xxx	Tennessee	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xxx	Investor	Yes	Yes	No	xxx	xxx	47.019%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The annual installment of city taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is non owner occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.08 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value is xxx   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000MMM00000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2023."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.01%. The tape reflects an increased DTI of 53.90%. Further details not provided. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired. BWR has 7.08 years on the job as a xxx at xxx, FICO 790, xxx equity in the subject, and xxx residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z3UW2HDGXP6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$2,006.42	xxx	7.999%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installment of county taxes for 2025 has been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
The annual water charges for 2026 have been delinquent in the amount of xxx which were due on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current interest-only payment for 120 months is xxx with an interest rate of 7.999%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, occupancy of the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Updated as per loan documents. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per loan documents.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 11000000MM Tape Value: 100000000 Variance: Variance %: Comment: Updated as per loan documents. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is a NOO refinance originated on xx/xx/2025."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee.

																																																																																							Tape shows early payment default. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49M2F3318A1	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Tennessee	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	39.210%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of County taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine RFD.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 8.5 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000MMM010021M Tape Value: 0000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase originated on xx/xx/2024."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows a defect as EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TPUV4J71VYD	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.500%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.159%	First	Final policy	Not Applicable	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property, which was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xxx with xxx.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 12 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: current legal status is performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000MMM000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: 000MMM000000000000000000   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx middleton xxx Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient asset documentation. Bank statement in the file shows xxx of assets, satisfying the cash-to-close requirement of xxx. Further details not provided. Subject originated on xx/xx/2017."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan closed at an LTV of xxx, exceeding the guideline limit. Further details not provided. Zillow search shows an estimated value of xxx. Current UPB xxx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase, originated on xx/xx/2017, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test.
The loan estimate dated xx/xx/2017 does not reflect the points - loan discount fee. The CD dated xx/xx/2017 reflects points - loan discount fee at xxx. The loan estimate dated xx/xx/2017 does not reflect the loan origination fee. The CD dated xx/xx/2017 reflects loan origination fee at xxx. The loan estimate dated xx/xx/2017 reflects appraisal fee at xxx. The CD dated xx/xx/2017 reflects appraisal fee at xxx. This is a cumulative increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/2017, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W23ZHU6JBGK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.875%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	22.364%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
The annual school taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
The annual city taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 2.08 years of employment as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current legal status is performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV audit value is41.232%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000MMM000000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Payment history string audit value is 000000. Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. A Zillow search reflects an estimated value of xxx. The current UPB is xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 22.36%. Tape shows an increased DTI of 33.70%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 2.08 years of employment as a xxx with xxx, 0X30 in the last 21 months, and xxx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TAH6PRV73LK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.875%	360	xx/xx/2020	xx/xx/2020	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	27.715%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx which was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx.
The 1st, 2nd, 3rd, and 4th installments of borough taxes for 2027 is due in the total amount of xxx on xx/xx/2026, xx/xx/2026, xx/xx/2027 and xx/xx/2027.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per tape is xxx.
As per the collection comment dated xx/xx/2026, the reason for default is illness of the borrower.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 30 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Hazard Insurance HUD-1 Closing Statement Missing Initial Closing Disclosure Note	Field: ARM Index Margin Percent Loan Value: 2.000% Tape Value: 200.000% |---| -198.000% |----| -198.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: xx/xx/2020   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV(OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010MMMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is not available in the loan file. Also, the loan was not modified."	* Compliance Testing (Lvl 3) "Tape shows loan failed NY subprime home loan test. Further details not provided. Infinity did not perform the regulatory compliance test, as the final CD is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved at 27.71%. Tape shows that asset documentation requirements are not met. File shows the subject loan closed using net proceeds from the sale of REO of xxx. Seller CD confirming sale of REO and disbursement of funds is missing from the loan file. Final CD is missing from the loan documents. Further details not provided. Lender defect. Subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has been SE for 30 years at xxx, FICO 819, and xxx equity in the subject."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M4REYUCZ7NJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.750%	240	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.581%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 were paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.750%. The current UPB reflected as per the tape is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current Legal Status is Performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -34.26853%   Comment: Current Value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMM00000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Payment History String MMMMM00000000000000000000. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient asset documentation. Bank statements in the file show xxx. The subject is a refinance transaction with a cash to borrower in the amount of xxx at closing. Further details not provided."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.58% as the borrower's income is xxx and total expenses are in the amount of xxx and the loan was underwritten by DU Locator xxx PG#xxx and its recommendation is Approve/Eligible with a DTI of 44.58%."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G5NDFRP8LLK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	New York	xxx	xxx	Yes	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	xxx	42.193%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xxx	Not Applicable	3.375%	xxx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
There is a UCC financial statement against the borrower in favor of xxx, which was recorded on xx/xx/2020.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.375%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has one month on the job as a xxx with xxx. BWR1 has prior employment experience as a xxx with xxx between xx/xx/2018 and xx/xx/2020 for 1.91 years.
BWR2 has 8 months on the job as an xxx with xxx. BWR2 has prior employment experience as a xxx with xxx between xx/xx/2018 and xx/xx/2019 for 1.25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2021. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.375% beginning on xx/xx/2022 and a maturity date of xx/xx/2051. There is no deferred balance and principal-forgiven amount.	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2022   Variance: -31 (Days)   Variance %:    Comment: First payment date xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000MMM000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: MMMMMM0000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Construction/Perm   Tape Value: Purchase   Variance:    Variance %:    Comment: Construction to perm   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH does not show MI payments."	* Assets do not meet guidelines (Lvl 3) "Tape shows asset documentation requirements not met. Bank statements in the file show xxx of assets satisfy the cash-to-close requirement of xxx at closing. Further details not provided. Subject originated on xx/xx/2020."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.19%. The tape shows missing VOE. Further details are not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has 1 month on the job as a xxx with xxx. BWR2 has 8 months on the job as an xxx with xxx, FICO 811, and xxx equity in the subject."
* Compliance Testing (Lvl 2)     "The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 4.471%, which exceeds the APR threshold of 4.430% by +0.041%."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA finance charge test. Finance charge disclosed on the final CD is xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. The subject loan is a refinance, originated on xx/xx/2020, and the 3-year SOL has expired.

TRID total of payment disclosed on the final CD is xxx. Calculated total of payments is xxx for an under disclosed amount of -xxx. The subject loan is a refinance, originated on xx/xx/2020, and the 3-year SOL has expired.

This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges in total cannot increase more than a 10% tolerance test. The LE dated xx/xx/2020 reflects the sum of Section C fees at xxx. The CD dated xx/xx/2020 reflects the sum of the Section C fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% of the test. The COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2020, and the 3-year SOL has expired.

Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 reflects a loan origination fee of xxx. The CD dated xx/xx/2020 reflects a loan origination fee of xxx. This is an increase in fee of xxx for charges that cannot increase. The COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2020, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ISVPFCI0L4J	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Single Family	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	xxx	24.955%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xxx	Not Applicable	6.000%	xxx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx, which was recorded on xx/xx/2022.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.000%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11.58 years on the job as a xxx at xxx. Additionally, BWR1 receives retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx aka xxx and xxx xxx xxx aka xxx, and the lender, xxx, on xx/xx/2023. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 6.000% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and principal-forgiven amount.	Hazard Insurance Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current price is not available   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: 0000MMM00000000000000000   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Sales price is not available. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH does not show MI payments."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan exceeds the maximum allowable LTV limit, with an LTV of xxx. Further details not provided. Subject originated on xx/xx/2022. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* ComplianceEase TILA Test Failed (Lvl 2) "TRID total of payment disclosed on final CD as xxx. Calculated total of payments is xxx for an under disclosed amount of -xxx. The disclosed total of payments of xxx is not considered accurate due to it is understated by more than xxx. The subject loan is a refinance, originated on xx/xx/2022 and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37WS7YRS9XO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	18.945%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Book/Page # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd annual installments of county taxes for 2024, 2025, and 2026 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a xxx for 9.08 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Updated as per PH. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per appraisal document original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000 Tape Value: ' Variance: Variance %: Comment: Updated as per PH. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity CE report show the subject loan is non-compliant and the loan failed the HPML test. Further details not provided. Subject originated on xx/xx/2026."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2026 does not reflect a points - loan discount fee. The CD dated xx/xx/2026 reflects a points - loan discount fee of xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2026, and the 1-year SOL is active.  TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2026. Initial LE dated xx/xx/2026 reflects lender credit at xxx. The final CD dated xx/xx/2026 does not reflect the lender credit. This is a decrease of xxx for the fee, which has a 0% tolerance test. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2026, and the 1-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 18.94%. Tape shows the lender did not obtain VOM documentation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has been SE as a xxx for 9.08 years, FICO 731, 0X30 since inception, and xxx equity in the subject. Review shows ATR confirmed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 7.798% exceeding the APR threshold of 7.670% by 0.128%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx), and (xxx).

																																																																																								Loan failed the MD COMAR higher-priced mortgage loan test due to an APR calculated at 7.798% exceeding the APR threshold of 7.670% by 0.128%. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
141RKIXXZ4B	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Purchase	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xxx	Primary	Yes	Yes	No	xxx	xxx	26.142%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002 with instrument #xxx in the amount of xxx with xxx, F.A.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current legal status is Performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -71.37931%   Comment: Current valve is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is MMMMMOOOOOOOO.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx.

Loan failed TILA APR test due to APR calculated 6.531% exceeds APR threshold 6.789% under disclosed by -0.258%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7O5XENMZP1V	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Investor	Yes	Yes	Yes	xxx	Not Applicable	39.215%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the comment dated xx/xx/2025, the reason for default is a servicing problem.
As per the comment dated xx/xx/2025, there was a payment dispute. Further details are not provided.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 17.66 years on the job as a xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current Legal Status is Collections. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document, the original standard LTV is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000MM Tape Value: 0000000000000 Variance: Variance %: Comment: Payment History String is 000000000000MM. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 39.21%. The tape reflects an increased DTI of 53.50%. Further details not provided. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 17.66 years on the job as a xxx, FICO 728, xxx equity in the subject, and xxx residual income."
																																																																																						* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2025."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is. The photo addendum shows rotten wood at the rear window. The estimated cost to cure is xxx. The 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A19BS6GVU9H	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	South Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$1,943.91	xxx	7.250%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xxx with an interest rate of 7.250%. The current UPB reflected as per the tape is xxx. This loan is interest-only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Note reflects BWR xxx name as xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Collections.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.01   Tape Value: 1.11   Variance: -0.10   Variance %: -9.00900%   Comment: DSCR is 1.01.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000010MMM   Tape Value: 000000001000   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Loan is limited cash out refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2025."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWR as member of the LLC and not in the individual name. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U6RYERPY5D4	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.125%	360	xx/xx/2020	xx/xx/2020	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.811%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xxx	Not Applicable	3.250%	xxx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx in the amount of xxx which originated on xx/xx/2025 and recorded on xx/xx/2025 with the instrument #xxx
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of school taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2021.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.91 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2021. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.250% beginning on xx/xx/2021 and a maturity date of xx/xx/2051. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Hazard Insurance Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current legal status is performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is MMMMMM0210210021021010.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Construction/Perm Variance: Variance %: Comment: Purpose per application is refinance. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows a discrepancy in the qualifying rate. Review of the file shows note rate and qualifying rate are 4.125%, and no discrepancy was found. The subject is a QM loan. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TILA finance charge test. Finance charge disclosed on the final CD is xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx.

TRID total of payment disclosed on the final CD is xxx. Calculated total of payments is xxx for an under disclosed amount of -xxx. The subject loan is a refinance, originated on xx/xx/2020, and the 3-year SOL has expired.

This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.81%, as the borrower's income is xxx and total expenses are in the amount of xxx. Subject loan closed with manual underwriting."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2DFUXL7OZYF	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Massachusetts	xxx	xxx	xxx	Massachusetts	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.625%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	7.939%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025, xx/xx/2025, xx/xx/2026, and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5 months on the job as a xxx at xxx. Previously, BWR1 had 5.75 years on the job as a xxx with xxx.
 BWR2 has 15.83 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: ape shows NULL but audit value shows Performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: ape shows xxx but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: ape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000MMMM00000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape shows 00000000000000000000 and audit value shows MMMMMMMMMMM000002100000000210. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xxx. Current UPB is xxx."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 7.93%. Tape shows the lender did not verify the VOE prior to closing and completed it after loan disbursement. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 5 months on the job as a xxx at xxx. BWR2 has 15.83 years on the job as a xxx at xxx. FICO 795."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P90B27VYIPU	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	28.696%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xxx	Not Applicable	3.500%	xxx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2023.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE for 31.33 years at xxx, LTD.
BWR2 has 32.91 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2023. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.500% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. The interest rate is mentioned on the modification document. There is no deferred balance or principal forgiven amount.	Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Loan is performing.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 31 (Days)   Variance %:    Comment: First payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: PH string is 0000MMM00000000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance per HUD-1 is NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: Construction loan. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH does not show MI payments."		* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0JI8NQ2FHYH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.499%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	47.057%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.499%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 9.50 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current Legal Status is Collections. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document original Standard LTV xxx but tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000 Tape Value: 00 Variance: Variance %: Comment: Payment History String is Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.05%. Tape shows a 604 FICO does not meet the investor minimum guideline requirement. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 9.50 years at xxx, FICO 604, 0X30 since inception, and xxx equity in the subject."	* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3) "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 7.720% exceeding the APR threshold of 9.683% by +1.963%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx), and (xxx)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HNJRLWQ1QLH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.125%	360	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2012	xxx	Investor	Yes	Yes	No	xxx	xxx	186.821%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with instrument #xxx in the amount of xxx with xxx.
There is a prior child judgment against xxx in favor of xxx, which was recorded on xx/xx/2009 in the amount of xxx. The SSN and DOB mentioned on the supportive document do not match the SSN and DOB of the borrower.
There is a junior civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2023 in the amount of xxx.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.125%. The current UPB reflected as per the tape is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape shows NULL and audit value shows Performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000MMM00000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape shows 0000000000000000 and audit value shows MMMMMMMMMM000000000000. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A5NK8F6KB1O	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	xxx	No	Unavailable	Chapter 13	xxx	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2007	xx/xx/2007	FHA	Fixed	Cash Out	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xxx	Primary	Yes	Yes	No	xxx	xxx	41.287%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xxx	Not Applicable	5.000%	xxx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2008 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.000%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB reflected as per the tape is xxx.
As per the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan was modified on xx/xx/2021.
According to the updated title report dated xx/xx/2026, the FC was initiated in 2010, and lis pendens was filed on xx/xx/2010 under case #xxx, and the release of the lis pendens was filed on xx/xx/2015. The FC was re-initiated in 2020, and a notice of lis pendens (xxx) was filed on xx/xx/2020 under case #xxx. As per the notice to cancel the lis pendency (xxx), the lis pendency has been cancelled on xx/xx/2022. Further details are not provided.
According to the PACER, the borrowers, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2010. The BK was discharged on xx/xx/2015 and terminated on xx/xx/2015.
As per the final application, the borrower has been working at xxx as a xxx for 28 years.
Foreclosure Comments:According to the updated title report dated xx/xx/2026, the FC was initiated in 2010, and lis pendens was filed on xx/xx/2010 under case #xxx, and the release of the lis pendens was filed on xx/xx/2015. The FC was re-initiated in 2020, and a notice of lis pendens (xxx) was filed on xx/xx/2020 under case #xxx. As per the notice to cancel the lis pendency (xxx), the lis pendency has been cancelled on xx/xx/2022. Further details are not provided.
Bankruptcy Comments:According to the PACER, the borrowers, xxx, filed bankruptcy under Chapter 13 with the case #xxx on xx/xx/2010. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. The POC was filed by xxx, xxx on xx/xx/2010, with the secured claim amount of xxx and the arrearage amount of xxx. The approved Chapter 13 (xxx) plan was filed on xx/xx/2010, and confirmed on xx/xx/2010. The borrower has promised to make monthly payment of xxx for 60 months to the trustee under the Chapter 13 plan. There is no comment indicating a cram down. The BK was discharged on xx/xx/2015 and terminated on xx/xx/2015.	The modification agreement was made between the borrower, xxx. and the lender, xxx on xx/xx/2021. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 5.000% beginning on xx/xx/2022 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Missing or error on the Rate Lock Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows borrower last name as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -22.31947%   Comment: Tape shows current value shows xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape shows original standard LTV as xxx, but audit value shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to seller to verify active MI status. The subject loan originated on xx/xx/2007. PH does not shows any MI payments."
																																																																																						* MI, FHA or MIC missing and required (Lvl 4) "FHA mortgage insurance certificate is missing from the loan file."		* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R3IDRLTICI9	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	Not Applicable	xxx	12.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	xxx	49.079%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd annual installments of city taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.990%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the collection comment dated xx/xx/2026, the reason for default is death of a family member.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the subject property is a secondary home.
BWR1 & BWR2 receive social security and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape shows current legal status is NULL. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000111MM Tape Value: 0111000 Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 8.189% exceeds the APR threshold of 8.130% by +0.059%."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026, and the current UPB is xxx."			Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GU158RNOO3V	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.750%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	0.000%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
The annual county taxes for 2025 are due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape, the property is occupied by non-owner.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved using DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: BWR # 1 middle name is N/A. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: BWR first name is N/A.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name is xxx investment, xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.06   Tape Value: 1.05   Variance: 0.01   Variance %: 0.95238%   Comment: Debt service coverage ratio (xxx) is 1.06.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000010MMM Tape Value: 000000010000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan was approved using DSCR. Tape shows a 631 FICO does not meet the investor minimum guideline requirement. Further details not provided. Subject loan originated on xx/xx/2025."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "The initial loan application signed by the loan originator is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1BLDOCHAVXN	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Connecticut	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Prepayment Penalty Rider	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows xxx and Audit value N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value xxx management xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000010000MMM   Tape Value: 001000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 4 Family Tape Value: 2 Family Variance: Variance %: Comment: Tape shows 2 Family and Audit value 4 Family. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on 04/xxx."	* Loan does not conform to program guidelines (Lvl 3) "BWR is LLC. Note and mortgage documents were signed as a member of the LLC and not signed in the individual's name only. Loan does have a personal guarantee."
																																																																																							* Prepayment Rider Missing (Lvl 3) "The prepayment rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4LPRAH54FNT	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.875%	360	xx/xx/2013	xx/xx/2013	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2013	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	51.208%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 in the amount of xxx with the lender xxx.
There is a junior UCC lien against the xxx in favor of xxx, which was recorded on xx/xx/2026.
The 1st and 2nd installments of county taxes for 2025 were paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current legal status is collection. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000011111100001000000000 Tape Value: 011111100001000000000000 Variance: Variance %: Comment: Payment history string is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to the seller to verify active PMI status. PH report does not reflect MI payment."
* MI, FHA or MIC missing and required (Lvl 4) "FHA mortgage insurance certificate is missing from the loan documents."	* Compliance Testing (Lvl 3) "Tape and Infinity compliance report show the subject loan is HPML non-compliant. Further details not provided."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1, dated xx/xx/2013, reflects cash to borrower in the amount of xxx."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT violating federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 6.608% exceeds APR threshold of 5.790% over by +0.818%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xxx)) due to an APR calculated at 6.608% exceeds APR threshold of 5.790% over by +0.818%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JLPVMUGN24T	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.375%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	25.328%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first installment of combined taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.375%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.91 years on the job as a xxx with xxx. Previously, BWR had 3.75 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Current Legal Status is Performing. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000MMMM0000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Payment History String is MMMMMMMMM000000000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 25.32%. Tape shows the lender did not verify the VOE prior to closing and completed it after loan disbursement. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 1.91 years on the job as a xxx with xxx, FICO 754, and xxx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case originated on xx/xx/2021, and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FM5LIMRB2DX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.250%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	44.601%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
The 1st installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of combined taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.250%. The current UPB is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 1 year on the job as a xxx at xxx. Additionally, BWR1 has 2.75 years on the job as a xxx with xxx.
  BWR2 has 18.33 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Initial 1003_Application	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000MMMM0000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xxx. Current UPB is xxx."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 44.60%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 1 year on the job as a xxx at xxx. BWR2 has 18.33 years on the job as a xxx at xxx, FICO 789, and xxx equity in the subject."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "Initial application is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0LLFPGQJRVV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.625%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2021	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	29.120%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 in the amount of xxx with xxx.
No active judgments or liens have been found.
Annual county taxes for 2026 have been exempt.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is Performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the RFD.
As per the tape, the occupancy of the subject property is second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.25 years on the job as a xxx with xxx. BWR has prior employment experience as a xxx with xxx for 4.16 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: The tape shows the original standard LTV (OLTV) data provided is xxx. The audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000MMMMM0000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: The tape shows the purpose of the refinance per HUD-1 data provided is the change in rate/term audit value is limited cash-out. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is. The addendum of the subject property shows removing the stove and capping the gas line. The estimated cost to cure is xxx. The 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."
* Type of Ownership is Leasehold or Cooperative (Lvl 3) "The subject loan originated on xx/xx/2022 with a maturity date of xx/xx/2037. As per the lease agreement located at "xxx" the ground lease is held by 9281 xxx, and the leasehold expires on xx/xx/2086."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 29.12%. Tape shows the lender did not obtain the required income and REO documentation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 4.5 years on the job as a xxx at xxx, FICO 742, and xxx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test.

Loan failed the TILA finance charge test. Finance charge disclosed on the final CD is xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. The subject loan is a refinance, originated on xx/xx/2022, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on final CD. Initial CD dated xx/xx/2022 reflects Lender credits at xxx. The final CD dated xx/xx/2022 reflects Lender credits at xxx. This is a decrease of -xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2022, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7KOWSHOD6N9	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.625%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	26.682%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 in the amount of xxx with xxx.
There is a prior mortgage (xxx) active against the subject property in favor of xxx, which was originated on xx/xx/2005 and recorded on xx/xx/2005. The amount of UCC is not provided.
The property tax status is not provided in the updated title report.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 16.41 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000MMMM0000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 lower rate or term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction per HUD-1 is refinance. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows asset documentation is more than 60 days prior to the note date. Review of the file shows the available bank statement is more than 120 days and reflects xxx in assets. The subject is a refinance transaction with cash to borrower of xxx at closing. Further details not provided. Subject originated on xx/xx/2021."
* Type of Ownership is Leasehold or Cooperative (Lvl 3) "An alert note of a UT report dated xx/xx/2026 shows that the property is a unit in a cooperative. The subject loan originated on xx/xx/2021 with a maturity date of xx/xx/2036. As per the lease agreement located at "xxx", Page #xxx, the lease terms run from xx/xx/2005 until xx/xx/2083."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 reflects Appraisal Fee at xxx. Final CD dated xx/xx/2021 reflects Appraisal Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2021 and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Evidence of hazard insurance is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BRZHXN4AT8P	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.500%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	xxx	49.141%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There is an active prior child support lien against xxx in favor of the xxx, which was recorded on xx/xx/2018. The SSN provided on the supportive document is not consistent with the borrower's SSN.
There are five active prior judgments against the borrower xxx in favor of xxx recorded from xx/xx/2017 to xx/xx/2020, totaling the amount of xxx.
There are two active junior judgments against the borrower xxx in favor of xxx. xxx, and xxx, which were recorded on xx/xx/2025 and xx/xx/2025, in the total amount of xxx.
The 1st and 2nd installments of combined taxes for 2025/2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.	xxx which was applied to the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 21 years on the job as a xxx at xxx.  BWR 2 has 18.58 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Updated as per loan audit. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx But tape shows xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000MMMM0000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient assets with assets verified of xxx and cash-to-close requirement of xxx. Bank statements in the file show xxx, and the cash-to-close requirement is xxx, and the reserves required to be verified are xxx. Further details not provided. The subject loan originated on xx/xx/2021."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test. The per diem interest amount charged on the loan is xxx, exceeding the per diem interest charge or credit threshold of xxx."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.14%. The borrower's income is xxx, and total expenses are in the amount of xxx. The loan was underwritten by DU Locator xxx, and its recommendation is "xxx" with a DTI of 49.14%. The subject loan originated on xx/xx/2021."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N6BYHQWUXR6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.375%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	40.941%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025/2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.375%. The current UPB reflected as per the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history, is xxx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 3.66 years at xxx.
  BWR2 receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000MMMM0000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xxx. Current UPB is xxx."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject was approved at 40.94%. Tape shows the lender did not obtain a signed and dated YTD P&L statement. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has been SE for 3.66 years at xxx. BWR2 receives social security and pension income, FICO 783."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects a lender credit of xxx. The final CD dated xx/xx/2021 reflects the lender credit at xxx. This is a decrease of xxx for the fee, which has a 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
THM6UDWHGTX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.125%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	45.788%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st & 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.125%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 does not have any employment history.
BWR2 has been SE for 20.08 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape shows current legal status is NULL. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -11.53846%   Comment: Current value is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000MMMMM000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.78%. Tape shows the lender did not obtain the required YTD P&L and REO documentation for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR2 has been SE for 20.08 years at xxx, FICO 692."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA finance charge test. Finance charge disclosed on the final CD is xxx. The calculated finance charge is xxx for an under disclosed amount of -xxx. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Subject loan closed with an exterior appraisal. Full appraisal is missing from the loan documents. Zillow search shows an estimated value at xxx. Current UPB is xxx."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.78%, as the borrower's income is xxx and total expenses are in the amount of xxx. The loan was underwritten by DU (xxx) and its recommendation is Approve/Eligible with a DTI of 45.79%."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H3K4E0KBNAK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xxx	Primary	Yes	Yes	No	xxx	xxx	36.818%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xxx	Not Applicable	3.250%	xxx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.250%. The current UPB reflected as per the tape is xxx.
As per the locator "xxx" the borrower is making the payments as per the P&I reflected on payment history.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
The RFD is unable to be determined.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 15 years on the job as a xxx at xxx.
BWR2 has been SE for 31.5 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2020. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.2500% beginning on xx/xx/2020 and a maturity date of xx/xx/2050. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: Unavailable Tape Value: Secured Overnight Financing Rate (SOFR) |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -122 (Days)   Variance %:    Comment: Tape shows xx/xx/2020 but audit value shows xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000M00000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2050 Tape Value: xx/xx/2050 Variance: -61 (Days) Variance %: Comment: Tape shows xx/xx/2050 but audit value shows xx/xx/2050. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 36.81%. Tape shows the lender did not verify sole proprietorship income using reasonably reliable third-party records. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR1 has 15 years on the job as a xxx at xxx. BWR2 has been SE for 31.5 years at xxx, FICO 791, 0X30 in the last 24 months, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2019 reflects Administration Fee at xxx. CD dated xx/xx/2019 reflects Administration Fee at xxx.
Loan estimate dated xx/xx/2019 reflects Loan Origination Fee at xxx. CD dated xx/xx/2019 reflects Loan Origination Fee at xxx.
This is a cumulative increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2019 and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZP400ML2PPK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	xxx	42.254%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
There is a junior UCC lien against the subject property in the favor of xxx, which was recorded on xx/xx/2024.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.125%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7 years on the job as a xxx with xxx.
BWR2 has been SE as an xxx for 13.33 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |---| -272.250% |----| -272.25000% Comment: ARM Index Margin Percent is 2.750% Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: ARM Index Type is 30-day Average SOFR   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Current Legal Status is Performing   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History String is MMMMM0000000000032100000   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose Of Transaction Per HUD-1 is Refinance   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Construction/Perm   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose Per Application is Construction/Perm   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Sale Price is Not Applicable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.25%. Tape shows an increased DTI of 45.60%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 7 years on the job as a xxx with xxx; BWR2 has been SE as an xxx for 13.33 years, FICO 758, xxx equity in the subject, and xxx residual income."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 6.286% exceeds the APR threshold of 5.460% by +0.826%.   The loan failed the qualified mortgage APR threshold test due to the APR calculated at 6.286% exceeds the APR threshold of 6.210% by +0.076%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.  The subject loan is a refinance, originated on xx/xx/2022, and the 3-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE (xxx) QM APR test due to the APR calculated at 6.286% exceeds the APR threshold of 6.210% by +0.076%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TJVWBLLTROW	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	28.058%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property in favor of xxx, which was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx.
There are two junior UCC liens against the xxx in favor of xxx, which were recorded on xx/xx/2021.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of school taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.83 years on the job as a xxx at xxx.A.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |---| -272.250% |----| -272.25000% Comment: ARM Index Margin Percent is 2.750%. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: ARM Index Type is 30-day Average SOFR.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Tape shows NULL and audit value shows Performing.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000MMMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Tape shows 0000000000000000000000000000 and audit value shows MMMMMMMMMMMMMMMMMMMMM000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of Refinance Per HUD-1 is Cash Out - Other. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 28.05%. Tape shows the lender did not obtain credit report and a complete initial application for BWR2. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 5.83 years on the job as a xxx at xxx.A, FICO 758, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the initial closing disclosure delivery date test. The initial closing disclosure receipt date being provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. The subject loan is a refinance, originated on xx/xx/2021 and the 3-year SOL has expired.

TRID total of payment disclosed on final CD as xxx. Calculated total of payments is xxx for an under disclosed amount of -xxx. The disclosed total of payments of xxx is not considered accurate due to it is understated by more than xxx. The subject loan is a refinance, originated on xx/xx/2021 and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 reflects Appraisal Fee at xxx. Final CD dated xx/xx/2021 reflects Appraisal Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2021 and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AEJ0WB8S2LB	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$4,018.38	xxx	4.650%	360	xx/xx/2022	xx/xx/2022	Commercial	ARM	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The interest-only payment is xxx with an interest rate of 4.650%. The current UPB reflected as per the tape is xxx. The note has an interest-only period for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Note	Field: ARM Index Margin Percent Loan Value: 6.000% Tape Value: 600.000% |---| -594.000% |----| -594.00000% Comment: ARM Index margin percent is 6.00%. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard is LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000MMM00000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is a NOO refinance originated on xx/xx/2022."
* Note is missing or unexecuted (Lvl 4) "The subject note was signed by xxx in their individual capacity. The deed and mortgage are in xxx, the name of the LLC. Missing the signature of the company on the note. The available copy of the note is located at "xxx""	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show LLC operating agreement is missing from the loan documents.

																																																																																							BWR is an LLC. Note was signed by the BWR in their individual name, not as a member of the LLC. Mortgage was signed by the BWR as a member of the LLC. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4FKW7ZNTZKM	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	PUD	xx/xx/2019	xxx	Primary	Yes	Yes	No	xxx	xxx	39.283%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the seller's tape, the property is owner-occupied.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 5.5 years at a law firm.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: ARM Index Margin Percent Loan Value: 2.250% Tape Value: 225.000% |---| -222.750% |----| -222.75000% Comment: ARM Index Margin Percent is 2.250%. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: LIBOR - One Year WSJ   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: ARM Index Type is LIBOR-One Year WSJ.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -45.00000%   Comment: Current value is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0001MMM00000000000000000   Tape Value: 010000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Construction/Perm   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 39.28%. Tape shows income documents are missing, and YTD P&L is not signed or dated by BWR. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR1 has been SE for 5.5 years at the law firm, FICO 771, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.

Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2019 reflects a point loan discount fee at xxx and a loan origination fee at xxx. The CD dated xx/xx/2019 reflects a point loan discount fee at xxx and a loan origination fee at xxx. This is an increase in fee of xxx for charges that cannot increase. The COC for an increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/2019."
* Missing or error on the Rate Lock Document (Lvl 2)     "A rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "The hazard insurance certificate is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E2ONOMHXQH1	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	41.218%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 has been partially paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the comment dated xx/xx/2024, the reason for default is a servicing problem.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 receives pension or retirement income.
BWR2 has 35 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: ARM Index Margin Percent Loan Value: 3.500% Tape Value: 350.000% |---| -346.500% |----| -346.50000% Comment: ARM index margin percent is 3.500%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: current legal status is performing   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000000000010MM Tape Value: 000000000000000000100000 Variance: Variance %: Comment: PH string is 0000000000000000000010MM. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 41.21%. Tape shows income documents, REO documents, and credit report are missing. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 receives pension or retirement income, and BWR2 has 35 years on the job as a xxx with xxx."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to the initial LE and initial CD being missing from the loan documents.
The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XUHYGSSC108	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	xxx	40.720%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xxx	Not Applicable	Unavailable	xxx	xx/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9 months on the job as a xxx at xxx. BWR1 has prior employment experience as an xxx with xxx. between xx/xx/2018 and xx/xx/2021 for 2.83 years.
BWR2 receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2023. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx beginning on xx/xx/2024 with a maturity date of xx/xx/2054. There is no deferred balance and principal-forgiven amount.	Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: current legal status is updated as per document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the Original Standard LTV (OLTV) at xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is updated as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Tape shows the Purpose of Refinance per HUD-1 Change in Rate/Term, but the audit value shows Cash Out-Other.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: Tape shows the Purpose Per Application Refinance, but the audit value shows Construction /Permanent. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 40.72%. Tape shows an increased DTI of 44.30%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 9 months on the job as a xxx at xxx; BWR2 receives pension income, FICO 750, xxx equity in the subject, and xxx residual income."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A2VS54KTD9Y	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	Yes	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2020	xx/xx/2020	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	33.406%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xxx	Not Applicable	3.750%	xxx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2012 and recorded on xx/xx/2012 in the amount of xxx with xxx.
There is one junior credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2024. The amount is not available.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
  The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
  As per the comment dated xx/xx/2026, the reason for default is payment dispute with lender.
As per the comment dated xx/xx/2025, the subject property occupancy is non-owner occupied.
The loan was modified on xx/xx/2021.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx, on xx/xx/2021. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.750% beginning on xx/xx/2022 and a maturity date of xx/xx/2050. There is no deferred balance and principal-forgiven amount.	Loan Program Info Disclosure	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Treasury - One Year |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -139 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000010121000000211MMM   Tape Value: 000000101210000002110000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refinance per is not applicable.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 33.40%. Tape shows income documents, divorce decree/child support, and VOE are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 10 years on the job as a xxx with xxx, FICO 678, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is disclosed on the final CD as xxx. The calculated finance charge is xxx for an underdisclosed amount of -xxx. The subject loan is a refinance that originated on xx/xx/2020, and the TRID SOL of 3 years has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2020 reflects the sum of Section C fees and Recording fee at xxx, the CD dated xx/xx/2020 reflects the sum of Section C and Recording fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

This loan failed TRID total of payments test due to charge xxx allow xxx less by -xxx."
																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program is disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FJG35ZPFAOW	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Secondary	Yes	Yes	No	xxx	xxx	41.750%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument and Book/Page#xxx in the amount of xxx with xxx.
There is an active prior civil judgment against the borrower in favor of the xxx, which was recorded in the amount of xxx.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property's occupancy is a secondary home.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.91 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: ARM Index Margin Percent Loan Value: 3.000% Tape Value: 300.000% |---| -297.000% |----| -297.00000% Comment: Tape shows the ARM index margin percent is 300.0000%, and the audit value shows 3.000%. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -14.89361%   Comment: Tape shows the current value is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the original standard LTV is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000MMMM0000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.75%. Tape shows the lender did not obtain supporting documentation to include co-op property maintenance expenses in DTI calculations. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 6.91 years on the job as an xxx at xxx. FICO 727 and xxx equity in the subject."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HUB1J0QFTUP	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.875%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	Yes	xxx	xxx	42.708%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
Parcel #xxx
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
Parcel #xxx
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
Parcel #xxx
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 13.25 years on the job as an xxx with xxx.
BWR2 has 8.5 years on the job as an xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |---| -272.250% |----| -272.25000% Comment: ARM index Margin Percent is 2.750%. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: ARM Index type is 30-day average SOFR.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -28.46153%   Comment: Current Value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property Address Street is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance Per Hud-1 is Cashout.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: AS per document purpose of application is construction/perm. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH does not show MI payments."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.70%. Tape shows the lender did not obtain a W-2 for 2019 and 2020 and tax returns for the 2 most recent years to support bonus income. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 13.25 years on the job as an xxx with xxx. BWR2 has 8.5 years on the job as an xxx with xxx, FICO 703, and xxx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2021."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L6J855OA8BV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Mexico	xxx	xxx	xxx	New Mexico	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2020	xx/xx/2020	Conventional	ARM	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	32.294%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xxx with xxx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the comment dated xx/xx/2026, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives capital gains, IRA asset depletion, and trust income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: ARM Index Margin Percent Loan Value: 2.250% Tape Value: 225.000% |---| -222.750% |----| -222.75000% Comment: As per the document updated. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: LIBOR - One Year WSJ   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: As per the document updated.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Current Legal Status is Performing   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document original Standard LTV xxx but tape shows xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000MM00000000000000100 Tape Value: 000000000000000000010000 Variance: Variance %: Comment: Payment history string is Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient asset documentation. Bank statement in the file shows xxx of assets, and the borrower receives cash to in the amount of xxx. Further details not provided. Subject originated on xx/xx/2020."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RJUX2WB3DNA	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xxx	Primary	Yes	Yes	Yes	xxx	xxx	39.853%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.125%. The current UPB reflected as per the tape data is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape data is xxx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.16 years on the job as an xxx with xxx. Additionally, BWR1 receives VA compensation income.
  BWR2 has 3.83 years on the job as xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Index Margin Percent Loan Value: 3.000% Tape Value: 300.000% |---| -297.000% |----| -297.00000% Comment: ARM index margin percent is 3%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Tape shows current legal status is NULL.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV is xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and final CD show that condo insurance (xxx) is submitted as others instead of homeowners insurance."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 reflects Condo Questionnaire at xxx. The CD dated xx/xx/2022 reflects Condo Questionnaire at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2022, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LIG2OJQASTB	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Indiana	xxx	xxx	xxx	Indiana	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.625%	348	xx/xx/2022	xx/xx/2022	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	xxx	38.929%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xxx	Not Applicable	3.625%	xxx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
The second installment of county taxes for 2025/2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2 months on the job as a xxx at xxx. Additionally, BWR1 receives VA benefits income. Previously, BWR1 had 8.16 years on the job as a xxx with xxx.
  BWR2 has 2.75 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2023. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.625% beginning on xx/xx/2023 and a maturity date of xx/xx/2052. There is no deferred balance and principal forgiven amount.	Appraisal (xxx)	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Treasury - One Year |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2022   Variance: 365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: The tape shows the original standard LTV (OLTV) data provided is xxx; the audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000000MM   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: The tape shows the property address street data provided is xxx; the audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: The tape shows the property city data provided is xxx; the audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: The tape shows the property postal code data provided is xxx; the audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: The tape shows the purpose of the refinance per HUD-1 data provided is the change in rate/term audit value is home improvement.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is subject to the completion of construction. The inspection report dated xx/xx/2023 shows the construction is 95% complete. Final 1004D completion report verifying the remaining work was completed is missing from loan documents. Final CD reflects an escrow holdback in the amount of xxx."
																																																																																						* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2022 reflects escrow holdback in the amount of xxx for release of escrow holdback is missing from the loan documents."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 38.92%. Tape shows VOE missing. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 2 months on the job as a xxx at xxx. Additionally, BWR1 receives VA benefits income. BWR2 has 2.75 years on the job as a xxx with xxx, FICO 806, 0X30 in the last 22 months, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SMJKGZMKTOH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xxx	Secondary	Yes	Yes	No	xxx	xxx	34.121%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xxx	Not Applicable	3.750%	xxx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument no. xxx in the amount of xxx with xxx.
There is a UCC financing statement against the subject property in favor of xxx, which was recorded on xx/xx/2022.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for the default.
As per the tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security income.
BWR2 has 2.58 years on the job as a xxx at xxx. BWR2 has been SE for 3.16 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2023. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.750% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and principal-forgiven amount.	Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Secured Overnight Financing Rate (SOFR) |---| |----| Comment: Tape shows ARM Index type as secured overnight financing, but audit value shows 30-day average SOFR. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Tape shows current legal status is NULL.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 28.91304%   Comment: Tape shows current value as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Tape shows loan amortization type is ARM.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original standard LTV (OLTV) as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string updated by loan auditor.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows property address street as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Not Applicable Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape shows purpose of refinance per HUD-1 is change in rate/term. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.77%. Tape shows an increased DTI of 48.80%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 receives social security income. BWR2 has 2.58 years on the job as a xxx at xxx. BWR2 has been SE for 3.16 years at xxx, FICO 757 and xxx equity in the subject and xxx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2022 reflects  Loan Origination Fee at xxx. The CD dated xx/xx/2022 reflects  Loan Origination Fee at xxx. The loan estimate dated xx/xx/2022 reflects an appraisal fee of xxx. The CD dated xx/xx/2022 reflects an appraisal fee of xxx. This is a cumulative increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/2022, and the 3-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE (xxx) QM APR test due to an APR charged of 5.891%, which is 5.720% higher than the APR threshold of +0.171%.  The loan failed the qualified mortgage safe harbor threshold test due to the calculated APR of 5.891% exceeding the APR threshold of 4.970% by +0.921%.  The loan failed the Qualified Mortgage APR Threshold Test because it calculated an APR charged of 5.891%, which is 5.720% higher than the APR threshold of +0.171%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YQ1K04Z0B63	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2020	xx/xx/2020	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	xxx	34.202%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xxx	Not Applicable	3.500%	xxx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx, F.A.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB, reflected as per the tape, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 10.58 years on the job as a xxx with xxx.
  BWR2 has 10 months on the job as a xxx with xxx. Previously, BWR2 had 6.50 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2021. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.500% beginning on xx/xx/2021 and a maturity date of xx/xx/2051. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Secured Overnight Financing Rate (SOFR) |---| |----| Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -61 (Days)   Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Not Applicable Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2020 reflects escrow holdback in the amount of xxx for release of escrow holdback is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.20%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has 10.58 years on the job as a xxx with xxx. BWR2 has 10 months on the job as a xxx with xxx. FICO 716, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2019 reflects Loan Origination Fee at xxx. The CD dated xx/xx/2020 reflects Loan Origination Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2020 and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GWYZPSYKB8P	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	No	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	360	xx/xx/2020	xx/xx/2020	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	38.157%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xxx	Not Applicable	3.250%	xxx	xx/xx/2023	Change of Terms	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
There is a prior mortgage against the subject property, which was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx, F.A.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2022.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1.91 years on the job as a xxx at xxx. Previously, BWR had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2022. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.250% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance or principal-forgiven amount. The loan has been modified four times since origination.	Hazard Insurance Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Secured Overnight Financing Rate (SOFR) |---| |----| Comment: Tape shows secured overnight financing but audit value shows 30 day average SOFR. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: current legal status is performing   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -393 (Days)   Variance %:    Comment: Tape shows xx/xx/2023 but audit value shows xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: loan amortization type is fixed   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History Sring is MMMMMMMM0000000000000000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Tape shows change in rate/term but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: Purpose per application is construction/per Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. The subject loan originated on xx/xx/2020. PH does not show any MI payments."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.15%. Tape shows the lender did not include REO property PITI in the DTI calculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 1.91 years on the job as a xxx at xxx. FICO 773 and xxx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2020, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I5OZIJ86CZX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xxx	Secondary	Yes	Yes	Yes	xxx	xxx	35.162%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per tape is xxx.
Unable to determine the RFD.
As per the tape data, the subject property is second home.
The loan has not been modified since origination.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 5 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Index Margin Percent Loan Value: 2.250% Tape Value: 225.000% |---| -222.750% |----| -222.75000% Comment: Arm Index Margin percent is 2.250%. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: LIBOR - One Year WSJ   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: Arm index type is LIBOR-ONE year WSJ.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Tape shows NULL audit value shows Performing.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMMM0000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Tape shows 000000000000000000000 and audit value shows MMMMMMMMMMMMM01201444510000000.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows xxx and audit value shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* AUS is missing (Lvl 4) "AUS report is missing from the loan documents."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 35.16%. The tape reflects an increased DTI of 74.80%. Further details not provided. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR has been SE for 5 years at xxx, FICO 795, and has xxx equity in the subject and xxx residual income."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JGX6CEBN9I5	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.625%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	42.531%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 22.5 years on the job as a xxx with xxx. Additionally, BWR1 receives income from military entitlements.
BWR2 receives SSI income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |---| -272.250% |----| -272.25000% Comment: The tape shows the ARM index margin percent data provided is 275%. The audit value is 2.75%. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: ARM index type is 30-days SOFR.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: The tape shows the current legal status data provided is null. The audit value is Collections.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: The tape shows the original standard LTV (OLTV) data provided is xxx. The audit value is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Updated as per PH.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: The tape shows the purpose of the refinance per HUD-1 data provided is the change in rate/term. The audit value is cash out-other.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: Loan is constriction to permanent. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.53%. The tape reflects an increased DTI of 49.03%. Further details not provided. The subject loan originated on xx/xx/2022. BWR1 has 22.5 years on the job as a xxx with xxx. Additionally, BWR receives income from military entitlements. BWR2 receives SSI income, FICO 711, xxx equity in the subject, and xxx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan failed the qualified mortgage safe harbor test due to the calculated APR of 5.752% exceeds the APR threshold of 4.440% over by +1.312%

The loan failed the qualified mortgage APR threshold test due to the APR calculated at 5.752% exceeds the APR threshold of 5.190% over by +0.562%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance, originated on xx/xx/2022, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2021 reflects the loan origination fee of xxx. The final CD dated xx/xx/2022 reflects the loan origination fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired.  The loan failed the TRID total of payments test due to the total of payments disclosed on the final CD as xxx. The calculated total of payments is xxx for an under-disclosed amount of -xxx. The disclosed total of payments of xxx is not considered accurate because it is understated by more than xxx."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "ARM disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S4L61FHISK5	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.375%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2019	xxx	Primary	Yes	No	No	xxx	xxx	44.849%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xxx	Not Applicable	3.375%	xxx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx, F.A.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The annual installment of school taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.375%. The current UPB reflected as per the tape is xxx.
As per collection comments dated xx/xx/2026 and xx/xx/2026, the payments made in the months of Feb 2026 and May 2026 are borrower-made payments.	Collections Comments:According to the collection comment, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2026, the subject property was damaged due to a hailstorm. The DOL is xx/xx/2026. The claim check was received in the amount of xxx. The estimated cost of repairs is unable to be determined. Unable to determine whether the repairs have been completed." The appraisal report is subject to it, and the photo addendum shows an unfinished retaining wall.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 27.5 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2020. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.3750% beginning on xx/xx/2020 and a maturity date of xx/xx/2050. There is no deferred balance and principal-forgiven amount.	Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Secured Overnight Financing Rate (SOFR) |---| |----| Comment: ARM index type is LIBOR - One Year WSJ. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is xxx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -30 (Days)   Variance %:    Comment: First payment date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Fixed   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000MMMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Not Applicable Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per HUD-1 is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. The subject loan originated on xx/xx/2019. PH does not show any MI payments."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows a missing e-sign consent agreement. Further details are not provided. The subject loan originated on xx/xx/2019."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.84%. Tape shows missing VOE. The revised DTI is 46.2%. Further details are not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR has 27.5 years on the job as a xxx at xxx. FICO 794 and xxx equity in the subject and xxx residual income."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.84% as the borrower's income is xxx and total expenses are in the amount of xxx. The subject loan is a manually underwritten loan."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E22M7ACKDUG	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.125%	360	xx/xx/2020	xx/xx/2020	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	xxx	29.590%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 in the amount of xxx with the lender, xxx which was recorded on xx/xx/2020 with instrument # xxx
There is a junior mortgage against the subject property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026 and xx/xx/2026.
The water charges are due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.125%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the comment dated xx/xx/2026, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 25.16 years at xxx.
BWR2 has been SE for 25.16 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: ARM Index Margin Percent Loan Value: 2.250% Tape Value: 225.000% |---| -222.750% |----| -222.75000% Comment: Tape shows 225.00% but value is 2.250%. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: LIBOR - One Year WSJ   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: Tape shows Secured Overnight financing but audit value is LIBOR-One Year WSJ.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Current Legal Status is Performing   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx Audit value is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000MMMM0000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 29.59%. The tape reflects an increased DTI of 78.9%. Further details not provided. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has been SE for 25.16 years at xxx. BWR2 has been SE for 25.16 years at xxx. FICO 776, and xxx residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.  The subject loan is a refinance, originated on xx/xx/2020, and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H95VQM6O5L1	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.875%	348	xx/xx/2021	xx/xx/2021	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.208%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx.
There is one junior mortgage against the subject property in favor of xxx, originated on xx/xx/2025 and recorded on xx/xx/2025, in the amount of xxx.
  The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
  No details pertaining to the damage to the subject property have been observed.
BWR has 9.08 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |---| -272.250% |----| -272.25000% Comment: ARM index margin percent is 2.750%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2021   Variance: 365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000000MM   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Construction/Perm   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose per application is construction/perm.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Sales price (xxx) is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report in the loan file is subject to the completion of a full first-floor remodeling. The estimated cost to cure is xxx. The final CD reflects an escrow holdback of xxx. The 1004D or completion report is missing from the loan documents."
* Loan has escrow holdback. No proof it was released (Lvl 4)     "Final CD dated xx/xx/2021 reflects escrow holdback in the amount of xxx. Proof for release of escrow holdback is missing from the loan documents."
* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH does not show MI payments."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.20%. The tape shows missing VOE. Further details are not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 9.08 years on the job as an xxx with xxx. FICO 749, and xxx equity in the subject."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.20%; the borrower income is xxx, and total expenses are in the amount of xxx. Subject loan closed with manual underwriting."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E528TUAK727	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.375%	360	xx/xx/2019	xx/xx/2019	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2019	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	43.603%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xxx	Not Applicable	3.500%	xxx	xx/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.8 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2019. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.500% beginning on xx/xx/2019 and a maturity date of xx/xx/2049. There is no deferred balance and principal-forgiven amount.	Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Secured Overnight Financing Rate (SOFR) |---| |----| Comment: ARM index type is NA. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Current legal status is performing.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2019   Variance: 152 (Days)   Variance %:    Comment: First payment date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization is fixed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is MMMMMMMMM000000000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property address street audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Construction/Perm   Variance:    Variance %:    Comment: Purpose per application is refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Sales price audit value is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2019 reflects escrow holdback in the amount of xxx for release of escrow holdback is missing from the loan documents."
* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. Last MI payment was received on xx/xx/2025, which is more than 60 days ago."	* Loan does not conform to program guidelines (Lvl 3) "The subject loan closed at an LTV of xxx. Tape shows the LTV exceeding the maximum guideline limit. Further details not provided. Zillow search shows an estimated value of xxx. Current UPB xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.60%. Tape shows an increased DTI of 46.70%. Further details not provided. The subject loan was originated on xx/xx/2019, and the 3-year SOL has expired. BWR has 10.66 years on the job as a xxx with xxx, FICO 757, xxx equity in the subject, and xxx residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 43.60% as the borrower's income is xxx and total expenses are in the amount of xxx. The loan was manual underwritten."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YOJRKVP523J	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	No	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	PUD	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	38.737%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xxx	Not Applicable	4.750%	xxx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx in the amount of xxx in favor of The xxx.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
The RFD is unable to be determined.
As per seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 6 months at xxx. Previously, BWR had been SE for 14.91 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx, on xx/xx/2023. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 4.750% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount.	Field: ARM Index Type Loan Value: Not Applicable Tape Value: Secured Overnight Financing Rate (SOFR) |---| |----| Comment: ARM Index Type is Not Applicbale Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: current legal status is performing   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicbale   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan Amortization type is Fixed   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is MMMMMMMM   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Sales Price is NOt Applicbale Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2022 reflects escrow holdback in the amount of xxx for release of escrow holdback is missing from the loan documents."
* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active PMI status. PH report dose nor show MI payment."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 38.73%. Tape shows an increased DTI of 44.80%. Further details not provided. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been SE for 6 months at xxx, FICO 777, xxx equity in the subject, and xxx residual income."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the qualified mortgage safe harbor threshold test due to APR calculated 6.941% exceeds APR threshold of 5.760% over by +1.181%.

Loan failed the qualified mortgage APR threshold test due to APR calculated 6.941% exceeds APR threshold of 6.510% over by +0.431%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "Loan failed GSE (xxx) QM APR test due to APR calculated 6.941% exceeds APR threshold of 6.510% over by +0.431%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OJY2S0JCVQ7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	39.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There is a UCC finance statement against the subject property in favor of xxx, which was recorded on xx/xx/2021.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 14.91 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |---| -272.250% |----| -272.25000% Comment: ARM index margin percent is 2.750%. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: ARM index type is 30 day average SOFR.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Current Legal Status is Performing   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History String is MMMMMM000000000000000000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is Limited cash out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Construction/Perm   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose per Application is Construction/PERM   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent Loan Value: 5.000% Tape Value: 2.000% Variance: 3.000% Variance %: 3.00000% Comment: Rate adjustment initial cap percent is 5.000% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.54%. The tape shows the lender did not obtain the supporting income documentation such as the P&L and VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 14.91 years at xxx. FICO 773, xxx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx.

TRID total of payment disclosed on final CD as xxx. Calculated total of payments is xxx for an under disclosed amount of -xxx. The disclosed total of payments ofxx is not considered accurate as it is understated by more than xxx.

The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QQZGGKEMHJT	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	40.558%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xxx in favor of xxx for xxx.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026, in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 5.16 years at xxx.
BWR2 has 4.83 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 275.000% |---| -272.250% |----| -272.25000% Comment: Tape shows 275.000% but audit value shows 2.750%. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: ARM Index Type is 30-day Average SOFR.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: Current Legal Status is Performing.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 3.77358%   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment History String is MMMMM0000000000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Tape shows change in rate/term but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: Purpose Per Application is Construction/ Perm. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.55%. The tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has been SE for 5.16 years at xxx. BWR2 has 4.83 years on the job as an xxx at xxx. FICO 741, xxx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NBEGR7AVV5L	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.375%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx Dba: xxx.
No active judgments or liens have been found.
The first installment of combined taxes for 2024/2025 have been paid in the amount of xxx on xx/xx/2025.
The first and second installments of combined for 2024/2025 and 2025/2026 have been delinquent in the total amount of xxx, which is good through xx/xx/2026 and xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.375%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower first name is not applicable. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: borrower last name is xxx xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: current legal status is collections.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000MMM   Tape Value: 000000000000   Variance:    Variance %:    Comment: payment history string is not applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: 3 Family Tape Value: 2 Family Variance: Variance %: Comment: subject property type is 3 family Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWRs as members of the LLC and not in the individual names. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WFX5PTLAF1K	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	PUD	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	31.260%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xxx	Not Applicable	5.375%	xxx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.3750%. The current UPB reflected as per the tape is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2023.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 6 months on the job as a xxx with xxx. BWR has prior employment experience as a xxx with xxx for 5.00 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2023. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 5.375%, beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance or principal forgiven amount.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx% and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0100MMM00000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Tape shows Purchase and Audit value Refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Construction/Perm   Tape Value: Purchase   Variance:    Variance %:    Comment: Tape shows Purchase and Audit value Construction/Perm.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Tape shows xxx and Audit value N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH does not show MI payments."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 reflects the loan origination fee at xxx. The FCD dated xx/xx/2022 reflects a loan origination fee of xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2022, and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G0LYVGJNK5I	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Jersey	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.125%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx, and its successors and assigns.
No active judgments or liens have been found.
The first, second, third, and fourth installments of town taxes for 2025 and 2026 have been paid in the total amount of xxx on different dates.
The first and second installments of utilities/MUD charges for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
The third installment of utilities/MUD charges for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.125%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the seller tape, the subject property is non-owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is a servicing problem.
As per the collection comment dated xx/xx/2025, there is a payment dispute. No further details provided.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Collections. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000001MM Tape Value: 00000000100 Variance: Variance %: Comment: U/A Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The seller's tape data shows EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VJPZ6R3GX2V	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Louisiana	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Investor	Yes	Yes	Yes	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2025, the property was occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2024. As per the collection comment dated xx/xx/2025, the FC was closed due to the loan being reinstated on xx/xx/2025 in the total amount of xxx.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2024. As per the collection comment dated xx/xx/2025, the FC was closed due to the loan being reinstated on xx/xx/2025 in the total amount of xxx.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name is xxx & xxx realty of xxx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.28   Tape Value: 1.16   Variance: 0.12   Variance %: 10.34482%   Comment: DSCR is 1.42%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000000321MM Tape Value: 0000000032100 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2025."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FMNUDP2Z04U	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.240%	180	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xxx	Primary	Yes	Yes	No	xxx	xxx	40.762%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.240%. The current UPB reflected as per the tape is xxx.	Collections Comments:xxx in the amount of xxx on xx/xx/2026. No comments have been found on whether the repairs have been completed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 9 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000MMMM00000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3) "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.76%. The tape reflects an increased DTI of 44.96%. Further details not provided. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired. BWR2 has 9 years on the job as a xxx at xxx, FICO 757, xxx equity in the subject, and xxx residual income."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the initial closing disclosure delivery date test. The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 5.394% exceeds APR threshold of 4.550% by +0.844%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.394% exceeds APR threshold of 4.550% by +0.844%."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xxx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72VSWH6MJG4	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	31.014%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Book/Page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2024.
The annual installment of combined taxes for 2024 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, subject property is owner-occupied.
BWR has 8.41 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000 Tape Value: ' Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity compliance report show the subject loan is HPML non-compliant. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 7.796% exceeds APR threshold of 7.630% over by +0.166%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

																																																																																								Loan failed the MD COMAR higher-priced mortgage loan test due to an APR calculated at 7.796% exceeds APR threshold of 7.630% over by +0.166%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V7QFWI5PGF1	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Delaware	xxx	xxx	xxx	New York	xxx	xxx	Yes	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.875%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2018	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.622%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2021	xxx	Not Applicable	4.875%	xxx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual Utilities/MUD charges for 2025-2026 have been delinquent in the amount of xxx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2026, the reason for the default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2026, the FC has been closed due to reinstatement. Further details were not provided.
No post-close bankruptcy record has been found.
BWR has 30 years on the job as a xxx with xxx.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025.As per servicing comment dated xx/xx/2025, the foreclosure has been put on hold due to court delay. As per the comment dated xx/xx/2026, the case has been closed due to reinstatement. Further details were not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx on xx/xx/2021. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 4.875% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Field: Current Legal Status Loan Value: Performing Tape Value: |---| |----| Comment: Tape shows NULL and audit value shows Collections. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 100014444444444443321211   Tape Value: 000999999998765433112111   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2061 Tape Value: xx/xx/2061 Variance: 30 (Days) Variance %: Comment: Tape shows xx/xx/206 but audit value shows xx/xx/2048. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 46.622%; the borrower's income was xxx, and total expenses are in the amount of xxx."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 46.62%, as the borrowers' income is xxx, and total expenses are in the amount of xxx. The loan was underwritten by DU (xxx) and its recommendation is "xxx" with a DTI of 46.62%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6T2MLP4NFMO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Unavailable	Unavailable	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xxx, which is good through xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is in performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per the tape is xxx.
As per the collection comment dated xx/xx/2026, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2026, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2026, the foreclosure was closed due to reinstatement.
No post-close bankruptcy record has been found.

BWR is an LLC, and the subject loan was qualified using the DSCR of the subject property.
Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2026, the foreclosure was closed due to reinstatement.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower #1 middle name is not applicable. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: borrower first name is not applicable.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower last name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment: current legal status is collections.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.11   Tape Value: 1.05   Variance: 0.06   Variance %: 5.71428%   Comment: debt service coverage ratio is 1.11   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000321MMM Tape Value: 000321000 Variance: Variance %: Comment: payment history string is not applicable. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWRs as members of the LLC and not in the individual names. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J8YEFXJUDK5	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.625%	348	xx/xx/2021	xx/xx/2021	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	No	Not Applicable	Not Applicable	xxx	xxx	40.709%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There are two prior civil judgments against the subject borrower in favor of xxx in the total amount of xxx, which were recorded on xx/xx/2012 and xx/xx/2016. The civil judgment was renewed, which was recorded on xx/xx/2011.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
The annual combined taxes for 2025 are due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 7.83 years at xxx.
  BWR2 has been SE for 8.66 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Loan Program Info Disclosure Missing or error on the Rate Lock	Field: ARM Index Margin Percent Loan Value: 2.750% Tape Value: 300.000% |---| -297.250% |----| -297.25000% Comment: Tape shows 300.000% and Audit value 2.750%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2021   Variance: 365 (Days)   Variance %:    Comment: Tape shows xx/xx/2021 and Audit value xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000000MM   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value xxx .   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Tape shows Cash Out - Out and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape shows Refinance and Audit value Refinance. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the required electronic signature (xxx) consent agreement is missing from the loan file. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects an appraisal fee of xxx. The FCD dated xx/xx/2021 reflects an appraisal fee of xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan document."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V1T8B0MWLXJ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	South Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	25.800%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx(xxx), which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR was qualified using an offer letter as a xxx with xxx. Previously, BWR had multiple jobs in the last 2 years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 25.800% Tape Value: 25.924% |---| -0.124% |----| -0.12400% Comment: Borrower DTI ratio percent is 44.728% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: 21.464% Tape Value: 21.587% Variance: -0.123% Variance %: -0.12300% Comment: Housing ratio per U/W is U/A. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was underwritten per HomeOne guidelines without the required homeownership counseling certificate, which was later requested by the investor. Further details are not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
02WEUIL2M4D	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	13.445%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the amount of xxx on xx/xx/2026.
The annual school taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 12.58 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows xxx and Audit value N/A. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and Audit value N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Loan Documentation Type Loan Value: Alternative Tape Value: Full Documentation Variance: Variance %: Comment: Tape shows Full Documentation and Audit value No Documentation. Tape Source: Initial Tape Type:	3: Curable		* Occupancy concerns - (Lvl 3) "The subject was approved as second home. Tape shows subject is NOO as the occupancy is not supported for the subject is 10 miles from BWR's primary residence."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 13.44%. Tape and file show the lender did not obtain tax returns for the W2 income from the SE business on alternative documentation bank statement loans. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 12.58 years at xxx, FICO 710, 0X30 since inception, and xxx equity in the subject. Review shows ATR confirmed."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PFSBMX4N2SJ	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.250%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd and 4th installments of combined taxes for 2026 have been paid in the amount of xxx on different dates.
The 1st, 2nd, and 3rd installments of school taxes for 2025 have been paid in the amount of xxx on different dates.
The annual installment of village taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.250%. The current UPB is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Note reflects BWR last name as xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per the document Escrow account indicator is No.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document is PMI active is No.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type Loan Value: DSCR Tape Value: Full Documentation Variance: Variance %: Comment: Loan is commercial. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance. Subject originated xx/xx/2020."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the loan file."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the investor's internal review of the property value came in 10% lower than the original appraised value of xxx. The CDA report in the file shows xxx. Further details not provided. Zillow search shows an estimated value at xxx. Current UPB is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6ITC0V2Q3A3	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	42.641%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xxx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.5 years on the job as a xxx at xxx. Previously, BWR1 had 7 months on the job as a xxx at xxx. BWR2 has 1.5 years on the job as a xxx at xxx. Previously, BWR2 had 6 months on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: Age of loan is 9 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.641%   Tape Value: 81.440%   Variance: -38.799%   Variance %: -38.79900%   Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -274 (Days)   Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 42.64%. Tape shows BWRs were not employed over 45 days prior to closing. The revised DTI is unable to be determined. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR1 & BWR2 have 1.5 years on the job as xxx at xxx. FICO 663, 0X30 since inception, xxx equity in the subject."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2025. Revised LE dated xx/xx/2025 reflects lender credit at xxx. Post CD dated xx/xx/2025 reflects lender credit at xxx. This is decrease of -xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2025 and the 1-year SOL is active."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YQ77R4I012B	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.992%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.250%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xxx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 year on the job as a xxx at xxx. Previously, BWR had 1.58 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 14 Tape Value: 16 |---| -2 |----| -12.50000% Comment: Tape shows age of loan is 16. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.992%   Tape Value: 46.990%   Variance: 0.002%   Variance %: 0.00200%   Comment: Tape shows borrower DTI ratio percent is 46.990%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -424 (Days)   Variance %:    Comment: Tape shows interest paid through date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: 1.22699% Comment: Tape shows original appraisal value is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 46.99%. The tape shows the subject is NOO, as the subject property was listed for rent 10 days after closing, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1 year on the job as a xxx at xxx. FICO 731, 0X30 since inception, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 does not reflect Mortgage Broker Fee. Final CD dated xx/xx/2025 reflects Mortgage Broker Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VBWHYM4YZKZ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Louisiana	xxx	xxx	xxx	Louisiana	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.999%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	40.616%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.999%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2025, the BWR was approved for the FB plan from xx/xx/2025 to xx/xx/2026.
As per the servicing comment dated xx/xx/2026, the reason for default is curtailment of income.
No comment related to damage or repair is found in the servicing comments.
As per the servicing comment dated xx/xx/2026, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.66 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: Current legal status is collections. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: MI Company Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MI company is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the property is NOO. Further details were not provided. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Tape defect indicates the loan was in forbearance at the time of the BorrowSmart delivery deadline with xxx, and it is now past 6 months' seasoning and cannot be sold to agency. As per the tape, the borrower is not current. As per the collection comment dated xx/xx/2025, the BWR was approved for the disaster FB plan from xx/xx/2025 to xx/xx/2026. According to payment history as of xx/xx/2026, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2026. The current UPB is xxx."
* Private Mortgage Insurance is not active (Lvl 3) "PH shows BWR is delinquent for 3 months and MI is being paid from escrow advance. The last MI payment was made on xx/xx/2026."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 40.61%. Tape shows subject is NOO causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 8.66 years on the job as a xxx at xxx, FICO 785, and xxx equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IWSXPH7TDLV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.250%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	40.571%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with xxx. xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2026 in favor of the xxx on xx/xx/2026 in the amount of xxx with xxx No. xxx
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.250%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11 years on the job as a xxx at xxx.
BWR2 has 7 months on the job as an xxx at xxx. Previously, BWR2 had 2.33 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 40.571% Tape Value: 42.768% |---| -2.197% |----| -2.19700% Comment: As per the document, the borrower DTI ratio percent type is 40.571%, but the tape shows 42.768%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.194%   Tape Value: 26.559%   Variance: -1.365%   Variance %: -1.36500%   Comment: As per the document, the housing ratio per U/W is 25.194%, but the tape shows 26.559%.   Tape Source: Initial   Tape Type:
Field: MI Company Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: As per the document, the MI Company is xxx, but the tape shows xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is ineligible for purchase, as it matched the exclusionary list. Further details not provided. Subject originated on xx/xx/2026."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.57%. The tape reflects an increased DTI of 42.76%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR1 has 11 years on the job as a xxx at xxx. BWR2 has 7 months on the job as an xxx at xxx. FICO 651, 0X30 since inception, and xxx equity in the subject. Review shows ATR confirmed."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. The final CD dated xx/xx/2026 reflects cash to in the amount of xxx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YKGOT8DHLQK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.250%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Not Applicable	xxx	xxx	Unavailable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2009 and recorded on xx/xx/2009 in the amount of xxx with xxx.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.250%. The current UPB is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 0.000% |---| |----| Comment: Borrower DTI ratio percent is unavailable. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type Loan Value: Streamline Refinance Tape Value: Full Documentation Variance: Variance %: Comment: Loan documentation type is no documentation. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet seasoning period requirements of the GNMA announcement made in APM 19-05 & APM 21-06. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W9R4MUVSIZQ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Kentucky	xxx	xxx	xxx	Kentucky	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xxx. xxx in the amount of xxx with the lender MERS as nominee for xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 was paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026 the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 0.000% |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 25.000%   Tape Value: 20.000%   Variance: xxx   Variance %: 5.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: Limited Cash Out (GSE definition) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan does not meet seasoning period requirements of the GNMA announcement made in APM 19-05 & APM 21-06. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5BY1UDSUOPO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.625%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Yes	xxx	xxx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xxx. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2026 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 0.000% |---| |----| Comment: BRW DTI ratio percent is UA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type Loan Value: Streamline Refinance Tape Value: Full Documentation Variance: Variance %: Comment: Loan documentation type is Streamline Refinance. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2025. The initial CD dated xx/xx/2025 reflects Lender Credit at xxx; the final CD dated xx/xx/2025 reflects the Lender at xxx. This is a decrease of +xxx for a fee that has a 0% tolerance test. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active.

Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects points—the loan discount fee is xxx. The CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fees is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet seasoning period requirements of the GNMA announcement made in APM 19-05 & APM 21-06. Further details not provided."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4FHHNPMYS3W	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.060%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.127%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xxx. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2025. The current P&I is xxx with an interest rate of 7.060%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.25 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Cuurent Value is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "Tape shows the file did not have the signed original note, and the funds were disbursed. File shows a copy of the note signed by the BWR is available. The note appears to have been executed after closing. Reaching out to seller for an update."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XU1ZKAY2S3I	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.625%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Yes	xxx	xxx	25.000%	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xxx. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: The tape shows the Borrower #2 middle name data provided is xxx, Audit Value is xxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: streamline refinance   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: The original CLTV ratio percent data provided is xxx; the audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: The tape shows the original standard LTV (OLTV) data provided is xxx; the audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: The tape shows the property address. Street data provided is xxx. The audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: Limited Cash Out (GSE definition) Variance: Variance %: Comment: Tape data shows the purpose of refinance per HUD-1 data provided is limited cash-out. The audit value is change in rate / term. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan fails the revised closing disclosure delivery date test, as the revised CD receipt date was after the closing date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan fails the TRID tolerance test due to a decrease in lender credit on the closing disclosure dated xx/xx/2025. Revised CD dated xx/xx/2025 reflects lender credit at xxx. Final CD dated xx/xx/2025 reflects lender credit at xxx. This is decrease of -xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet seasoning period requirements of the GNMA announcement made in APM 19-05 & APM 21-06. Further details not provided."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PJ8PWUI9DKL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Wisconsin	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$2,382.00	xxx	7.200%	360	xx/xx/2019	xx/xx/2019	Commercial	ARM	Cash Out	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2019	xxx	Investor	No	Not Applicable	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2017 in favor of xxx recorded on xx/xx/2017 in the amount of xxx with instrument #xxx
There are 8 junior mortgages against the subject property. The first junior mortgage in favor of xxx in the amount of xxx which originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xxx, the second junior mortgage in favor of xxx in the amount of xxx originated on xx/xx/2019 which was recorded on xx/xx/2019 with instrument #xxx, the third junior mortgage in favor of xxx in the amount of xxx, originated on xx/xx/2019 which was recorded on xx/xx/2019 with instrument #xxx, the fourth junior mortgage in favor of xxx in the amount of xxx originated on xx/xx/2019 which was recorded on xx/xx/2019 with instrument #xxx, the fifth junior mortgage in favor of xxx in the amount of xxx originated on xx/xx/2019 which was recorded on xx/xx/2019 with instrument #xxx, the sixth junior mortgage in favor of xxx in the amount of xxx  originated on xx/xx/2019 which was recorded on xx/xx/2019 with instrument #xxx  and the eighth junior mortgage against the subject property in favor of xxx  in the amount of xxx  originated on xx/xx/2020 which was recorded on xx/xx/2020 with instrument #xxx
There are 8 additional junior mortgages, which are lumped into 10th position against the subject property in favor of xxx in the total amount of xxx, originated and recorded on different dates.
The 1st and 2nd installments of combined taxes of the year 2025 are paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
xxx which was applied for the due of xx/xx/2026. The current interest only payment is xxx with an interest rate of 8.25%. The current UPB reflected as per the payment history is xxx.
The loan is interest only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is nonowner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Prepayment Penalty Rider	Field: ARM Lifetime Cap Rate Loan Value: 11.750% Tape Value: 2.000% |---| 9.750% |----| 9.75000% Comment: ARM Lifetime Cap Rate is 11.750%. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower First Name is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower Last Name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.62   Tape Value: 1.64   Variance: -0.02   Variance %: -1.21951%   Comment: Debt Service Coverage Ratio (xxx) is 1.65.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 1   Tape Value: 8   Variance: -7   Variance %: -87.50000%   Comment: Number of Units is 1.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 14.52344%   Comment: Original Stated P&I is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 000000000000 Variance: Variance %: Comment: Payment History String is Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The tape and appraisal report show the subject is an 8-unit multi-family property. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage document were signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the file."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Loan approval is missing from the loan documents."	* Missing flood cert (Lvl 2) "Flood certificate is missing from the loan documents." * Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YMJPPLVUIU7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.250%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mixed Use	xx/xx/2019	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument no. xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property, which was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xxx with xxx.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
The water charges for 2026 have been delinquent in the amount of xxx, which are payable through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.250%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per the tape is xxx.
Unable to determine the RFD.
As per the tape data, the subject property is non-owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000000M   Tape Value: 000000000000   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Prepayment penalty indicator is yes. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mixed Use (Lvl 4) "Tape shows the subject is a mixed-use property. Review of the appraisal report shows the subject is a mixed-use 2-unit property with one retail commercial unit (xxx), currently operating as a gaming cafe, and one residential apartment (xxx). Elevated for client review."	* Required Documentation Missing or Incomplete (Lvl 3) "Loan approval is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C1KFQFXKNA3	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	New York	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$2,395.83	Unavailable	6.250%	240	xx/xx/2019	xx/xx/2019	Commercial	ARM	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mixed Use	xx/xx/2019	xxx	Investor	Not Applicable	Not Applicable	Unavailable	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
There is a junior UCC finance statement against the borrower in favor of xxx, which was recorded on xx/xx/2019. The amount of the lien is not mentioned on the supporting document.
There are two prior ECB liens active against the subject property in favor of the xxx, which were recorded on xx/xx/2018 in the amount of xxx.
There are multiple ECB liens active against the subject property in favor of the xxx, which were recorded on xx/xx/2021 in the total amount of xxx.
There are three active prior code enforcement liens against the xxx in favor of the xxx, which were recorded on xx/xx/2017. The amount is not mentioned on the documents.
There is one sidewalk lien against the xxx in favor of the xxx, which was recorded on xx/xx/2025 in the amount of xxx.
The 1st, 2nd, 3rd, and 4th installments of borough taxes for 2026 have been paid in the amount of xxx on xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2026.
The 1st, 2nd, 3rd, and 4th installments of borough taxes for 2027 are due in the amount of xxx on xx/xx/2026, xx/xx/2026, xx/xx/2027, and xx/xx/2027.
The 1st installment of other taxes for 2027 is due in the total amount of xxx, which was due on xx/xx/2027.
The annual other taxes for 2026 have been delinquent in the amount of xxx, which were due on xx/xx/2025 and good through xx/xx/2026.
The annual Utilities/MUD charges for 2026 have been due in the amount of xxx on xx/xx/2026.
The annual Utilities/MUD charges for 2026 have been delinquent in the amount of xxx, which were due on xx/xx/2026 and good through xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current interest only payment is xxx with an interest rate of 6.250%. The current UPB reflected as per the tape is xxx. The loan is interest only for 120 months.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Lifetime Cap Rate Loan Value: 11.750% Tape Value: 2.000% |---| 9.750% |----| 9.75000% Comment: As per document ARM lifetime cap rate is 11.75% Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name is xxx   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.25   Tape Value: 1.58   Variance: -0.33   Variance %: -20.88607%   Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 360   Variance: -120   Variance %: -33.33333%   Comment: As per note document Loan Original Maturity term months is 359   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 1   Tape Value: 3   Variance: -2   Variance %: -66.66666%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: -14 (Days)   Variance %:    Comment: As per note document original note doc date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: As per note document Original stated P&I is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2039 Tape Value: xx/xx/2049 Variance: -3653 (Days) Variance %: Comment: As per note document Stated maturity date is xx/xx/2049. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mixed Use (Lvl 4) "The subject loan is a mixed-use property. Review of the appraisal report and Zillow search shows that the subject is a mixed-use property with a deli on the ground floor and two residential dwelling units on the upper two floors. Further details not provided. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."
* Note data is missing or inaccurate (Lvl 3)     "There is a discrepancy in note date and mortgage date. As per the note located at "xxx" the note date as xx/xx/2019. As per the recorded mortgage located at "xxx" the mortgage date as xx/xx/2019."
																																																																																							* Required Documentation Missing (Lvl 3) "Loan approval is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PK0JRW2A8H4	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$6,494.59	xxx	5.500%	360	xx/xx/2020	xx/xx/2020	Commercial	ARM	Purchase	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mixed Use	xx/xx/2019	xxx	Investor	No	Not Applicable	Unavailable	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with Instrument #xxx in the amount of xxx with xxx.
There is a junior UCC financing statement against the borrower in favor of xxx, which was recorded on xx/xx/2020.
There are two active prior ECB liens against the xxx in favor of the xxx, which were recorded on xx/xx/2018 in the amount of xxx
There are multiple ECB liens active against the subject property in favor of the xxx, which were recorded on xx/xx/2021 in the total amount of xxx.
There is an active prior sidewalk lien against the xxx in favor of the xxx, which was recorded on xx/xx/2019 in the amount of xxx.
The 1st, 2nd, 3rd, and 4th installments of borough taxes for 2027 were due in the total amount of xxx on different dates.
The 1st installment of other taxes for 2027 has been due in the amount of xxx since xx/xx/2026.
The 1st installment of other taxes for 2023, 2024, 2025, and 2026 are delinquent in the total amount of xxx, which were due on different dates and good through xx/xx/2026.
The 1st, 2nd, 3rd, and 4th installments of borough taxes for 2026 were paid in the total amount of xxx on different dates.
The annual Utilities/MUD charges for 2026 have been delinquent in the amount of xxx, which were due on xx/xx/2026 and good through xx/xx/2026.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xxx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xxx. The loan is interest-only for 120 months.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data, the subject property is non-owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	ARM Rider Flood Certificate	Field: ARM Lifetime Cap Rate Loan Value: 11.750% Tape Value: 2.000% |---| 9.750% |----| 9.75000% Comment: ARM lifetime cap rate 11.750. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower first name is Not Applicable   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower last name is xxx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.33   Tape Value: 1.39   Variance: -0.06   Variance %: -4.31654%   Comment: Debts serving coverage ratio (xxx) is N/A.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 0   Tape Value: 4   Variance: -4   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) xxx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 50.08430%   Comment: Original stated P&I is N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 000000000000 Variance: Variance %: Comment: Payment history string is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mixed Use (Lvl 4) "The subject loan is a mixed-use property. Review of the appraisal report and Zillow search shows that the subject is a mixed-use property with a deli and residential unit on the ground floor and three residential dwelling units on the upper two floors. Further details not provided. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage document were signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the file."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Loan approval is missing from the loan documents."	* Missing flood cert (Lvl 2) "Flood certificate is missing from the loan documents." * Mortgage - Missing required ARM Rider (Lvl 2) "The ARM rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KUZWI1VQC12	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Wisconsin	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$2,562.00	xxx	7.200%	360	xx/xx/2019	xx/xx/2019	Commercial	ARM	Cash Out	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2019	xxx	Investor	No	Not Applicable	Unavailable	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument # xxx in the amount of xxx with xxx.
There is an active mortgage against the subject property originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument # xxx in the amount of xxx with xxx.
There are multiple junior mortgages against the subject property.
The first junior mortgage, which was originated on xx/xx/2017 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
The second junior mortgage, which was originated on xx/xx/2016 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
The third junior mortgage, which was originated on xx/xx/2018 and recorded on xx/xx/2019 with instrument #xxx, is in the amount of xxx with xxx.
The fourth junior mortgage, which was originated on xx/xx/2017 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
The fifth junior mortgage, which was originated on xx/xx/2017 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with MERS as nominee for xxx #IRAxx TAX ID# xxx.
The sixth junior mortgage, which was originated on xx/xx/2016 and recorded on xx/xx/2019 with instrument #xxx in the amount of xxx with xxx.
The seventh junior mortgage, which was originated on xx/xx/2016 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
There are multiple junior mortgages against the subject property, which were recorded on different dates in the total amount of xxx.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xxx with an interest rate of 8.250%. The current UPB reflected as per the payment history is xxx. As per the tape, this loan has an interest-only period of 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	Field: ARM Lifetime Cap Rate Loan Value: 11.750% Tape Value: 2.000% |---| 9.750% |----| 9.75000% Comment: Tape shows 2.000% and Audit value 11.750%. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 2.27   Tape Value: 1.27   Variance: 1.00   Variance %: 78.74015%   Comment: Tape shows 1.27 and Audit value Unavailable.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 1   Tape Value: 8   Variance: -7   Variance %: -87.50000%   Comment: Tape shows 8 and Audit value Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 14.52328%   Comment: original stated P&I is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 000000000000 Variance: Variance %: Comment: payment history string is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The tape and appraisal report show the subject is an 8-unit multi-family property. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage document was signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the file."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Loan approval is missing from the loan documents."	* Missing flood cert (Lvl 2) "Flood certificate is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R5WBVS1EVM5	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Florida	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$1,271.17	Unavailable	5.800%	359	xx/xx/2019	xx/xx/2019	Commercial	ARM	Cash Out	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2019	xxx	Investor	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
There is a junior UCC filing against the subject property in favor of xxx, which was recorded on xx/xx/2020  with instrument #xxx
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.800%. The current UPB reflected as per the payment history is xxx. The note has an interest-only period of 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Lifetime Cap Rate Loan Value: 11.750% Tape Value: 2.000% |---| 9.750% |----| 9.75000% Comment: Tape shows the ARM Lifetime Cap Rate 2.000%, but the audit value shows 11.750%. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the Borrower xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the Borrower xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.47   Tape Value: 1.89   Variance: -0.42   Variance %: -22.22222%   Comment: Tape shows the Debt Service Coverage Ratio (xxx) 1.89, but the audit value shows 1.47.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 359   Tape Value: 360   Variance: -1   Variance %: -0.27777%   Comment: Tape shows the Loan Original Maturity Term Months 360, but the audit value shows 359.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 1   Tape Value: 5   Variance: -4   Variance %: -80.00000%   Comment: Tape shows the Number Of Units 5, but the audit value shows 1.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: Original Stated P&I is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: Payment History String is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2049 Tape Value: xx/xx/2050 Variance: -1 (Days) Variance %: Comment: Tape shows the Stated Maturity Date xx/xx/2050, but the audit value shows xx/xx/2049. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The subject loan is a multi-family building. Tape and appraisal report show the subject is a 5-unit multi-family property. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."
																																																																																							* Required Documentation Missing (Lvl 3) "Loan approval is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UQM210O15UI	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	xxx	xxx	New Jersey	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$1,404.38	xxx	5.350%	360	xx/xx/2019	xx/xx/2020	Conventional	ARM	Cash Out	xxx	Unavailable	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mixed Use	Not Applicable	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2020 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xxx with an interest rate of 8.310%. The current UPB reflected as per the tape is xxx.
The loan is interest only for 60 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Lifetime Cap Rate Loan Value: 7.350% Tape Value: 2.000% |---| 5.350% |----| 5.35000% Comment: ARM lifetime cap rate is 11.75%. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: 0.000%   Tape Value: 5.350%   Variance: -5.350%   Variance %: -5.35000%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: BRW first name is NA.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BRW last name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: Unavailable   Tape Value: 2.03   Variance:    Variance %:    Comment: Debt service coverage ratio (xxx) is UA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -12.62221%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 000000000000 Variance: Variance %: Comment: Payment history string is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mixed Use (Lvl 4) "Tape and file show the subject is a mixed-use 3-unit property that contains 2 residential units and 1 commercial unit. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note was signed by BWR as a member of the LLC only and not in an individual name. Loan does have a personal guarantee."
																																																																																							* Required Documentation Missing (Lvl 3) "Loan approval is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IV50N6Z3U0I	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	xxx	xxx	New Jersey	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$2,073.31	xxx	5.400%	360	xx/xx/2020	xx/xx/2020	Commercial	ARM	Cash Out	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mixed Use	Not Applicable	xxx	Investor	No	Not Applicable	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property, which was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
There is a certificate of tax sale, which is located at "xxx" showing the annual installments of water taxes for the year 2022 have been sold in the amount of xxx on xx/xx/2022 under the certificate #xxx to the buyer, xxx, collector of taxes. The same document shows the tax sale was redeemed.
The annual combined taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.178%. The current UPB reflected as per the tape is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance	Field: ARM Lifetime Cap Rate Loan Value: 11.750% Tape Value: 2.000% |---| 9.750% |----| 9.75000% Comment: ARM Life time Cap Rate is 11.75%. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower First name is N/A.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower Last name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 000000000000 Variance: Variance %: Comment: Updated as per PH. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mixed Use (Lvl 4) "Tape and file show the subject is a mixed-use 3-unit property that contains 2 residential units and 1 commercial unit. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note was signed by BWR as a member of the LLC only and not in an individual name. Loan does have a personal guarantee."
																																																																																							* Required Documentation Missing (Lvl 3) "Loan approval is missing from the loan file."	* Missing flood cert (Lvl 2) "The flood certificate is missing from the loan documents." * Missing proof of hazard insurance (Lvl 2) "The hazard insurance policy is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WATIB52YKH9	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	Not Applicable	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.936%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 were paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.990%. The current UPB, as reflected in the payment history, is xxx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
As per the tape data, the subject is owner-occupied.
BWR has 4.66 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Borrower #1 Middle Name is xxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.936%   Tape Value: 44.657%   Variance: 0.279%   Variance %: 0.27900%   Comment: Borrower DTI Ratio percent is 44.936%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 011 Tape Value: 0x30 Variance: Variance %: Comment: Payment History string is 011 Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The file AVM report shows the ceiling needs repair in the rec room. The estimated cost to cure is not available in the loan file. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount. Zillow search shows an estimated value of xxx. Current UPB is xxx.
xx/xx/2026 : The seller commented that, per agency guidelines, only items affecting safety, soundness, and structural integrity are required to be addressed. The damaged structure on the subject property is a detached structure and not part of the home. Therefore, no action was required."	* Loan does not conform to program guidelines (Lvl 3) "The tape and file show no appraisal was ordered, and the underwriter missed that PIW was not on the final AUS run. Further details not provided. The subject loan originated on xx/xx/2025."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XQZ5O65IG35	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	2 Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	44.973%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 2 years on the job as a xxx at xxx.
BWR3 has 2.16 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: Tape shows the age of the loan. The data provided is 9; the audit value is 7. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR 2 first name xxx   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.973%   Tape Value: 55.113%   Variance: -10.140%   Variance %: -10.14000%   Comment: Tape shows the borrower's DTI ratio percentage. The data provided is 55.113%; the audit value is 44.973%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.865%   Tape Value: 25.964%   Variance: -0.099%   Variance %: -0.09900%   Comment: Tape shows the housing ratio per U/W (xxx). The data provided is 25.964%; the audit value is 25.865%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: NA, Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.97%. Tape shows miscalculation of rental income. Revised DTI is 55.11%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR2 has 2 years on the job as a xxx at xxx. BWR3 has 2.16 years on the job as a xxx at xxx, FICO 695, xxx equity in the subject, and xxx residual income."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage safe harbor threshold test due to the calculated APR of 8.159% exceeds the APR threshold of 7.870% over by +0.289%."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.296% exceeds APR threshold of 7.870% over by +0.426%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XSTXHL9PXKQ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$6,903.24	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	13.657%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xxx with xxx.
There is an active prior UCC lien against the xxx in favor of xxx, which was recorded on xx/xx/2025.
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2026 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied to the due date of xx/xx/2026. The current interest payment is xxx with an interest rate of 6.750%. The current UPB, as reflected in the payment history, is xxx. As per the note, the loan is interest-only for 120 months.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 10.75 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 5 |---| -3 |----| -60.00000% Comment: Age of Loan is 2. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 13.657%   Tape Value: 14.545%   Variance: -0.888%   Variance %: -0.88800%   Comment: Borrower DTI Ratio Percent is 13.657%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 6.970%   Tape Value: 7.858%   Variance: -0.888%   Variance %: -0.88800%   Comment: Housing Ratio Per U/W (xxx) is 6.970%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: 35.17580% Comment: Original Stated P&I is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 reflects Appraisal Fee at xxx. Final CD dated xx/xx/2025 reflects Appraisal Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active. TRID violation due to decrease in lender credit on CD dated xx/xx/2025. Initial CD dated xx/xx/2025 reflects lender credit at xxx. Final CD dated xx/xx/2025 reflects lender credit at xxx. This is decrease of -xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 13.65%. Tape reflects an increase in DTI of 14.54%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 10.75 years at xxx, FICO 777, 1X30 since inception, and xxx equity in the subject. Review shows ATR confirmed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R0E8SK07VC1	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	West Virginia	xxx	xxx	xxx	West Virginia	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	43.271%	Second	Unavailable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xxx. xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2021 in favor of xxx on xx/xx/2021 in the amount of xxx with xxx No. xxx
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due dates of xx/xx/2026. The current P&I is xxx with an interest rate of 8.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2026, the reason for default is illness of the borrower.
No comment related to damage or repair is found in the servicing comments.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13.33 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 13 Tape Value: 16 |---| -3 |----| -18.75000% Comment: Tape shows Age of loan is 16 but audit value is given as 13. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 011010011101000 Tape Value: 0000010111001011 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the revised closing disclosure delivery date test due to the revised closing disclosure receipt date provided and the revised closing disclosure receipt dated xx/xx/2024, which is after the consummation date of xx/xx/2024. Subject loan is a refinance case, originated on xx/xx/2024, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The rape shows EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QSL3CX2AE3Q	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2025	xxx	Investor	Yes	Yes	Yes	xxx	Not Applicable	43.080%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.50%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 8 months on the job as a xxx at xxx. Previously, BWR was a full-time student at xxx for 4.58 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xxx)	Field: Age of Loan Loan Value: 4 Tape Value: 6 |---| -2 |----| -33.33333% Comment: Age of loan 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.080%   Tape Value: 64.228%   Variance: -21.148%   Variance %: -21.14800%   Comment: BWR DTI is 43.08%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000   Tape Value: 000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: property is high rise condo. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject is NOO and approved at 43.08%. Tape shows miscalculation of HOA dues. Revised DTI is 64.23%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 8 months on the job as a xxx at xxx, FICO 699, 0X30 since inception, xxx equity in the subject, and xxx residual income."	* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2QK9JA8LE47	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.499%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	43.965%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2023	xxx	Not Applicable	3.499%	xxx	xx/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 10 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xxx, which was applied for the due date of xx/xx/2025. The current P&I is xxx with an interest rate of 3.499%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 10 months, and the next due date is xx/xx/2025. The current UPB is xxx.
According to servicing comment dated xx/xx/2026, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2026, the subject property is owner occupied.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 3 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx. and xxx Y. xxx, and the lender, xxx on xx/xx/2023. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.499% beginning on xx/xx/2024 and a maturity date of xx/xx/2063. There is no deferred balance and principal-forgiven amount.	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 41 Tape Value: 53 |---| -12 |----| -22.64150% Comment: Tape shows 53 and audit value shows 41. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and audit value shows Yes.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2025   Variance: -1247 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 and audit value shows xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 16.75099%   Comment: Tape shows xxx and audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 444444433211100000000000 Tape Value: 000000000000000100123444 Variance: Variance %: Comment: Tape shows 000000000000000000000000101234444 and audit value shows 44444444444444444332111100000000000000. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows an ineligible source of funds from an SBA loan. File shows SBA proceeds of xxx we used to close the subject loan. The cash-to-close requirement is xxx. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.96%. Tape shows the SBA debt obligation was not included in the qualifying DTI. Further details are not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has been SE for 3 years at xxx. FICO 699, with xxx equity in the subject."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2021. The initial CD dated xx/xx/2021 reflects the lender's credit at xxx; the final CD dated xx/xx/2021 reflects the lender at xxx. This is a decrease of xxx for a fee that has a 0% tolerance test. The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 43.96%, the borrower income is xxx, and total expenses are in the amount of xxx, and the loan was underwritten by LP (xxx), and its recommendation is "xxx" with a DTI of 43.96%."		Moderate	Pass	Pass	No Result	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7A770AU20I9	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Jersey	xxx	xxx	xxx	New Jersey	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	50.256%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2026	xxx	Not Applicable	2.625%	xxx	xx/xx/2026	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xxx. xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2023 in favor of xxx on xx/xx/2023 in the amount of xxx with xxx No. xxx
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the total amount of xxx on different dates.
The 1st and 2nd installments of county taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
The annual utilities/MUD charges for 2026 have been delinquent in the amount of xxx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.625%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comments dated xx/xx/2026, the RFD is the illness of the borrower's family member.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2026.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 15.66 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx on xx/xx/2026. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx, with an interest rate of 2.625% beginning on xx/xx/2026 and a maturity date of xx/xx/2065. There is no deferred balance and principal-forgiven amount.	Appraisal (xxx)	Field: Age of Loan Loan Value: 59 Tape Value: 61 |---| -2 |----| -3.27868% Comment: Tape shows Age of loan is 61 but audit value is given as 59. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow account indicator is Yes.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 6.70826%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 25.13560%   Comment: P&I is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 044444333433322100000000 Tape Value: 001123444440000000000000 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 50.25%. The tape shows miscalculation of debt. The revised DTI is 81.83%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 15.66 years on the job as a xxx at xxx. FICO 785 and xxx residual income."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulations for the prohibited fees test.
The following fee was included in the test:
Title CPL Fee paid by Borrower: xxx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.27% as the borrower's income is xxx and total expenses are in the amount of xxx and the loan was underwritten by DU Locator xxx PG#xxx and its recommendation is Approve/Eligible with a DTI of 47.27%."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2ZAD79EJ6OL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.499%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.218%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
There are 3 prior judgments against the borrower in favor of the xxx in the total amount of xxx which were recorded on xx/xx/2016, xx/xx/2017 and xx/xx/2017.
The annual installment of city taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.499%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives SSI and pension income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: Age of loan is 13. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -393 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000 Tape Value: 000000000000000 Variance: Variance %: Comment: Payment history string is 0000000000000000000. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the Pennsylvania license validation test."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.21%. Tape shows rental income miscalculation. Revised DTI is 56.12%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR receives SSI and pension income, FICO 694, 0X30 since inception, xxx equity in the subject, and xxx residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect Points—Loan Discount Fee. CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. The loan estimate dated xx/xx/2025 does not reflect Appraisal Review Fee. CD dated xx/xx/2025 reflects Appraisal Review Fee at xxx. This is a cumulative increase in fees of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5TZQX9BQMYE	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.499%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	Not Applicable	25.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	31.912%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xxx. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.499%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.91 years on the job as a xxx with xxx.
BWR2 has 9.91 years on the job as an xxx with xxx. Additionally, BWR2 has been SE for 2.91 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 14 Tape Value: 16 |---| -2 |----| -12.50000% Comment: Age of loan is 14. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid through Date is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Is PMI Active is no .   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000001000000 Tape Value: 0000000010000000 Variance: Variance %: Comment: Payment History String is 000000001000000. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 31.91%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit the BWR primary housing expense. Also, tape shows rental income misrepresentation on departing REO, missing tax return as BWR is employed by family member, rental income not properly documented, and SE income not documented. Revised DTI is over 100%. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 2.91 years on the job as a xxx with xxx. BWR2 has 9.91 years on the job as an xxx with xxx. Additionally, BWR2 has been SE for 2.91 years at xxx, FICO 785, 1X30 since inception, and xxx equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O5L9TFDPB4M	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.990%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	47.989%	Second	Unavailable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
The annual school taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No comment related to damage or repair is found in the servicing comments.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
BWR has 13.41 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.989%   Tape Value: 63.816%   Variance: -15.827%   Variance %: -15.82700%   Comment: Borrower DTI ratio percent is 47.989%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000 Tape Value: 0000000000 Variance: Variance %: Comment: Payment history string is 000000000. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.98%. The tape shows the lender did not include RE taxes of REO property in the DTI calculation. Revised DTI is 63.82%. Lender defect. The subject originated on xx/xx/2025, and the 3-year SOL is active. BWR has 13.41 years on the job as an xxx at xxx. FICO 738, 0X30 since inception, xxx equity in the subject, and residual income of xxx."	* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3) "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WXHDID43ZE3	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	xxx	35.758%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx, Ltd.
There is a prior HOA lien filed by xxx which was recorded on xx/xx/2025 in the amount of xxx. This HOA lien is not against the subject property as the property address and legal description provided on the document are not consistent with subject property and legal description.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is non-owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.58 years on the job as a xxx at xxx.
BWR2 has 4 months on the job as a xxx at xxx. Previously, BWR2 had 11.83 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Age of Loan Loan Value: 5 Tape Value: 9 |---| -4 |----| -44.44444% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type) Loan Value: Investor Tape Value: Secondary Variance: Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase originated on xx/xx/2025."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is EPD. According to payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2026, and the current UPB is xxx."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OFFXOKG53CW	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	West Virginia	xxx	xxx	xxx	West Virginia	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.125%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	18.338%	Second	Unavailable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
There is a prior mortgage active against the subject property in favor of xxx. in the amount of xxx, originated on xx/xx/2015 and recorded on xx/xx/2015.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 18.41 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 9 |---| -3 |----| -33.33333% Comment: Tape shows 9 but audit value is 6 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N?A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000 Tape Value: 00000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity compliance report show the loan fails the WV state regulation point and fees test."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed Fees, Compensation, and Points Test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The below fees were included in this test:
Abstract / Title Search Fee paid by Borrower: xxx
Flood Certification - Single Charge or Life of Loan paid by Borrower: xxx
Lender's Title Insurance Policy paid by Borrower: xxx
MERS Registration paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Settlement or Closing Fee paid by Borrower: xxx
Title Coordination fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2025 reflects Points - Loan Discount Fee at $xxx. CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx.
Loan estimate dated xx/xx/2024 does not reflect Title Coordination Fee. CD dated xx/xx/2025 reflects Title Coordination Fee at xxx.
This is a cumulative increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2025 and the 3-year SOL is active."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 9.927% exceeding the APR threshold of 9.840% by +0.087%. The subject loan is a second lien. First lien is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0969JL89WO0	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	10.000%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	40.570%	Second	Unavailable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xxx. xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property originated on xx/xx/2020 in the amount of xxx, which was recorded on xx/xx/2021 with xxx.
The 1st and 2nd installments of county taxes for 2026 are due in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 10.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension and VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI is not active.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000 Tape Value: 00000000 Variance: Variance %: Comment: Payment history string is 00000. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and the Infinity compliance report show the subject loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is xx/xx/2025, which is less than three business days before the consummation date of xx/xx/2025. Further details are not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 10.782% exceeds APR threshold of 9.700% by +1.082%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 10.698% exceeds the APR threshold of 9.700% by +0.998%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W58RXQJUQX8	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.500%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	44.233%	Second	Unavailable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property originated on xx/xx/2022 in favor of xxx for xxx in the amount of xxx, which was recorded on xx/xx/2022 with the instrument # xxx
The first installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The second installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 17.33 years on the job as a xxx.
BWR2 has 11 months on the job as a xxx at xxx. Previously, BWR2 had 3.16 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.233%   Tape Value: 65.013%   Variance: -20.780%   Variance %: -20.78000%   Comment: Borrower DTI ratio percent is 39.876%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape shows Original Standard LTV is xxx but audit value is given as xxx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.23%. The tape shows rental income miscalculation. The revised DTI is 65.01%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 17.33 years on the job as a xxx. BWR2 has 11 months on the job as a xxx at xxx. FICO 756, 0X30 since inception, xxx equity in the subject, and xxx residual income."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 10.212% exceeds APR threshold of 9.360% by +0.852%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 10.177% exceeds the APR threshold of 9.360% by +0.817%."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GACLL5PB2T5	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arkansas	xxx	xxx	xxx	Arkansas	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.500%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	34.703%	Second	Unavailable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xxx with xxx.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1 year on the job as an xxx with xxx. Previously, BWR had multiple jobs in the last two years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 6 |---| -2 |----| -33.33333% Comment: As per the document Age of loan is 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 34.703%   Tape Value: 80.315%   Variance: -45.612%   Variance %: -45.61200%   Comment: As per the document borrower xxx percent 34.703% but tape shows 80.315%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Not available.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document is PMI active is no.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document Original standard LTV is UN but tape show xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000 Tape Value: 000000 Variance: Variance %: Comment: As per the document payment history string is 000000. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 34.70%. Tape shows income miscalculation. Revised DTI is 80.32%. Further details are not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1 year on the job as an xxx with xxx, FICO 744, and 0X30 since inception and xxx equity in the subject and residual income of xxx."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 9.930% exceeds APR threshold of 9.200% over by +0.730%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed the QM safe harbor threshold test due to APR calculated at 9.916% exceeds the APR threshold of 9.200% over by +0.716%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0H89YQYXMPV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Delaware	xxx	xxx	xxx	Delaware	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.990%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	40.419%	Second	Unavailable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and was recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
There is a prior mortgage active against the subject property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 with xxx. xxx in the amount of xxx with xxx.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual town taxes for 2026 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
CCs do not show any damages.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 5 |---| -3 |----| -60.00000% Comment: Tape shows 5 bur audit value shows 2. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows A. xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Tape shows collections but audit value shows performing.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: LTV is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 40.41%. The tape shows the lender omitted the child support debt without obtaining supporting documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 3 years at xxx. FICO 734, 1X30 since inception and xxx equity in the subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "As per the CDA report, damaged window shutters need to be replaced, and exterior power washing needs to be repaired. The estimated cost to cure is available in the amount of xxx. The 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 10.736% exceeds APR threshold of 9.230% over by +1.506%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 10.736% exceeds the APR threshold of 9.230% over by +1.506%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xxx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DOOLXE3ADNH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.625%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	44.066%	Second	Unavailable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and was recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.625%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives pension and social security income.
BWR2 receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 6 |---| -2 |----| -33.33333% Comment: Tape shows Age of loan is 6 but audit value is given as 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.066%   Tape Value: 112.779%   Variance: -68.713%   Variance %: -68.71300%   Comment: Tape shows Borrower DTI Ratio Percent is 112.779% but audit value is given as 43.084%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows Current value is xxx but audit value is given as NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -120 (Days)   Variance %:    Comment: Tape shows Interest paid through date is xx/xx/2026 but audit value is given as NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape shows Original Standard LTV is xxx but audit value is given as xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.06%. Tape shows SSI income for BWR1 and BWR2 was not supported by the 1040 tax returns in the loan file, and SSA award letters were not obtained to verify the continuance and amount of benefits. Revised DTI is in excess of 100%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 receives pension and social security income. BWR2 receives social security income, FICO 758, 0X30 since inception, and xxx equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."
																																																																																							* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails the lender prohibited fees test. The below fee was included in the test: Points - Loan Discount Fee paid by Borrower: xxx."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EAXBDRVSBKV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.750%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	37.374%	Second	Unavailable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property originated on xx/xx/2021 in favor of xxx for xxx, in the amount of xxx, which was recorded on xx/xx/2022 with the instrument #xxx
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 6.16 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 37.374%   Tape Value: 82.157%   Variance: -44.783%   Variance %: -44.78300%   Comment: Borrower DTI ratio percent is 37.374%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -59 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV (OLTV) is UA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 37.37%. Tape shows miscalculation of rental income. Revised DTI is 82.15%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 6.16 years on the job as a xxx at xxx, FICO 799, 0X30 since inception, xxx equity in the subject, and xxx residual income."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the revised closing disclosure delivery date test. The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AO33JHUBMJH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.625%	240	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	36.248%	Second	Unavailable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property that was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xxx with xxx.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives SSI and child support income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Tape shows 3 and Audit value 2. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.248%   Tape Value: 109.670%   Variance: -73.422%   Variance %: -73.42200%   Comment: Tape shows 109.670% and Audit value 36.248%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape shows xxx and Audit value xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.64%. Tape shows an unacceptable source of income. Revised DTI is 109.67%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR receives SSI and child support income, FICO 756, 0X30 since inception, and xxx equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects points—loan discount fee at xxx. The CD dated xx/xx/2026 reflects Points—Loan Discount Fee at xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "The home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "The home equity loan notice of address for the borrower's notification of violation is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8BFDEAGK1NB	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.625%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	38.120%	Second	Unavailable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is a prior mortgage active against the subject property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xxx with xxx.
The first installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.625%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 receives VA benefit income.
BWR2 has 3.08 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 7 |---| -2 |----| -28.57142% Comment: Tape shows the Age of loan 7, but the audit value shows 5. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -151 (Days)   Variance %:    Comment: Tape shows the interest paid through date xx/xx/2026, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows the PMI Active No, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the Original Standard LTV (OLTV) at xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000 Tape Value: 0000000 Variance: Variance %: Comment: Tape shows the Payment History String 0000000, but the audit value shows 000000. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 38.12%. Tape shows income miscalculation. Revised DTI is over 100%. Further details are not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 receives VA benefit income, BWR2 has 3 years on the job as a xxx with xxx, FICO 697, and 0X30 since inception, and xxx equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AJDXNAAQ5DH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	Yes	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.374%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	45.028%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xxx	xxx	3.374%	xxx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.374%. The current UPB reflected as per the payment history is xxx and the deferred balance isxx. The due dates were advanced from xx/xx/2024 to xx/xx/2025 due to modification. As per the PH dated xx/xx/2024, the due dates were advanced from xx/xx/2024 to xx/xx/2024, and per the comment dated xx/xx/2024, the deferral was processed in the amount of xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2026, the reason for default is illness of a family member.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.75 years on the job as a xxx with xxx. Additionally, BWR has 5 months on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx on xx/xx/2025. As per the modified term, the new principal balance is xxx. The deferred balance is xxx, and the interest-bearing balance is xxx. The monthly P&I is xxx with an interest rate of 3.374% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no principal forgiven amount.	Hazard Insurance Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 51 Tape Value: 53 |---| -2 |----| -3.77358% Comment: As per the document, the age of loan is 51, but the tape shows 53. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.028%   Tape Value: 45.031%   Variance: -0.003%   Variance %: -0.00300%   Comment: As per the document, the borrower DTI ratio percent type is 47.966%, but the tape shows 45.031%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the document, escrow account indicator is yes, but the tape shows no.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2026   Variance: -1551 (Days)   Variance %:    Comment: As per the document, the interest paid through date is not applicable, but the tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document, Is PMI active? is not applicable, but the tape shows no.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 25.00794%   Comment: As per the document, original stated P&I is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 002111000000444432101044 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: payment history string is 002111000000444432101044. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.03%. Tape shows the lender did not obtain income documentation from BWR's second job. The revised DTI is 61.16%. Further details are not provided. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 4.75 years on the job as a xxx with xxx. Additionally, BWR has 5 months on the job as a xxx with xxx, FICO 754, xxx equity in the subject, and xxx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects the appraisal fee at xxx. The CD dated xx/xx/2021 reflects appraisal fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.03% as the borrower's income is xxx and total expenses are in the amount of xxx, and the loan was underwritten by LP Locator xxx, and its recommendation is Accept with a DTI of 45%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZLQMUVDEYR6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.624%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.346%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2026	xxx	Not Applicable	6.250%	xxx	xx/xx/2026	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower has been delinquent for 9 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2025. The current P&I is xxx with an interest rate of 7.624%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is foreclosure.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 9 months, and the next due date is xx/xx/2025. The current UPB is xxx.
The loan was modified on xx/xx/2026.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2026, the trial payment plan was started from xx/xx/2026 to xx/xx/2026 in the amount of xxx.
As per the comment dated xx/xx/2026, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2025, the foreclosure was put on hold due to a modification. Further details are not provided.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2025, the foreclosure was put on hold due to a modification. Further details are not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx on xx/xx/2026. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 6.250% beginning on xx/xx/2026 and a maturity date of xx/xx/2066. There is no deferred balance and principal-forgiven amount.
Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 21 |---| -12 |----| -57.14285% Comment: Tape shows the age of loan is 21, and the audit value shows 9. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Tape shows the escrow account indicator is no, and the audit value shows yes.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI active is NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 4444444444333221100   Tape Value: 00001122334444444FFFF   Variance:    Variance %:    Comment: 4444444444333221100   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2066   Tape Value: xx/xx/2054   Variance: 4322 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 493 Tape Value: 351 Variance: 142 Variance %: 40.45584% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.34%. Tape shows the lender did not document the source of funds to pay off debt. Final CD shows non-mortgage debts totaling xxx were paid off through the subject transaction. Further details are not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR receives social security income, FICO 692, and xxx equity in the subject."	* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3) "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NBM7ZRCYFPU	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	39.736%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2022	xxx	Not Applicable	2.875%	xxx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with Instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx for xxx, in the amount of xxx, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with the Instrument #xxx
The first and second installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
The loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14.33 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx, on xx/xx/2022. As per the modified term, the new principal balance is xxx, out of which xxx is the interest-bearing amount and the recast amount is xxx. The monthly P&I is xxx with an interest rate of 2.875% beginning on xx/xx/2022 and a maturity date of xx/xx/2050. There is no principal forgiven amount.	Appraisal (xxx) Missing or error on the Rate Lock Missing Required Disclosures	Field: Age of Loan Loan Value: 67 Tape Value: 69 |---| -2 |----| -2.89855% Comment: Age of Loan is 67. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: current value N/A   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date N/A   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: IS PMI Active N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -0.00269%   Comment: original appraised value xxx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio Percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 123.78831%   Comment: Original Stated P&I is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Release of mortgage (Lvl 3) "As per the tape data and the updated title report dated xx/xx/2026, the subject mortgage is satisfied. The subject mortgage was originated on xx/xx/2020 in favor of xxx for xxx in the amount of xxx, which was recorded on xx/xx/2020 with Instrument #xxx The satisfaction for the subject mortgage was recorded on xx/xx/2025 with Instrument #xxx located at "xxx" which states that it was released or satisfied. As per the notice of lis pendens located at xxx, which was filed on xx/xx/2025 and recorded on xx/xx/2025 with xxx # xxx, it shows the cancellation of the deed of release and full reconveyance. As per the stipulated judgment located at "xxx" which was filed on xx/xx/2026 and recorded on xx/xx/2026, the subject deed of trust has not been paid in full, and the payoff was rescinded. The stipulated judgment shows the reconveyance was canceled. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the current UPB is xxx. Further details are not provided."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xxx. Current UPB is xxx."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling Organization is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "The settlement services provider list is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D4GQABG3OAS	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.999%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Unavailable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	41.048%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2024 have been paid in the total amount of xxx on xx/xx/2023 and xx/xx/2023.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2024.
The first and second installments of combined taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property was damaged and needed repairs to the water pipe. The date of loss is xx/xx/2025. The BWR filed an insurance claim in the amount of xxx. As per the collection comment dated xx/xx/2025, the repairs have been completed. Further details are not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3 months on the job as a xxx at xxx. BWR1 had prior employment experience as a xxx with xxx for 5 months, and prior to that, BWR1 had worked as a xxx with xxx for 4 months.
BWR2 has 10 months on the job as a xxx with xxx. BWR2 had prior employment experience as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (xxx)	Field: Age of Loan Loan Value: 17 Tape Value: 18 |---| -1 |----| -5.55555% Comment: Tape shows age of loan as 18, but audit value shows 17. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Tape shows PMI active as Yes, but audit value shows No.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000000 Tape Value: 000000000000000000 Variance: Variance %: Comment: Payment history string 0000000000000000. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. MI payment received on xx/xx/2026 is more than 60 days ago."	* Missing Initial Closing Disclosure (Lvl 3) "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "The transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.04%. Tape shows undisclosed mortgage debt. Revised DTI is 72.27%. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 3 months on the job as a xxx at xxx. FICO 730, 0X30 since inception, and xxx equity in the subject and xxx residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2024. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to the initial CD is missing from loan documents. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xxx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M3JQTU2KIBU	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New Mexico	xxx	xxx	xxx	New Mexico	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	47.708%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per servicing comment dated xx/xx/2026, the subject property is owner-occupied.
 No comment related to damage or repair is found in the servicing comments.
 The loan has not been modified since origination.
 No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4 years on the job as a xxx at xxx.
BWR2 has 1 month on the job as a xxx at xxx. Previously, BWR2 had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 47.708% Tape Value: 47.710% |---| -0.002% |----| -0.00200% Comment: BWR DTI ratio percent is 47.70%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -3 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV (OLTV) is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Funding, Wire, or Disbursement Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Tax Service Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Funding, Wire, or Disbursement Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Tax Service Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the uninsurable BWR doesn't meet guidelines for having multiple active FHA properties. Further details not provided."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "The loan failed the FHA QM rebuttable presumption points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Funding, Wire, or Disbursement Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Tax Service Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to the borrower in the amount of xxx."
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the FHA QM qualified mortgage safe harbor threshold test due to APR calculated at 7.845% exceeds the APR threshold of 8.397% under by -0.552%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5HZQLXIRTY0	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	38.699%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property in favor of xxx for xxx in the amount of xxx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with the instrument #xxx
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.66 years on the job as a xxx at xxx.
BWR2 has 3.75 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 38.699% Tape Value: 38.700% |---| -0.001% |----| -0.00100% Comment: DTI ratio is updated as per document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 24.124%   Tape Value: 24.120%   Variance: 0.004%   Variance %: 0.00400%   Comment: Housing ratio is updated as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: CLTV ratio is updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: LTV ratio is updated as per document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2025 reflects Loan Origination Fee at xxx. CD dated xx/xx/2025 reflects Loan Origination Fee at xxx.
Loan estimate dated xx/xx/2025 reflects Credit Report Fee at xxx. CD dated xx/xx/2025 reflects Credit Report Fee at xxx.
This is a cumulative increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2025 and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xxx) QM points and fees test due to fees charged xxx exceed fees threshold of xxx by +xxx.
The below fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: xxx
Loan Origination Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xxx exceed fees threshold of xxx by +xxx.
The below fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: xxx
Loan Origination Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show excess DPA funds of xxx were provided and no curtailment was applied at closing. Further details not provided. Subject originated on xx/xx/2025."
* LTV or CLTV exceeds 104% (Lvl 3)     "Collateral value used for underwriting is xxx. Amount of secondary lien is xxx. Loan amount is xxx. LTV is xxx and CLTV is xxx."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan, and the full amount for MI is charged at closing."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD reflects cash to in the amount of xxx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CNKLZ7L4BU1	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	49.470%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2024.
The annual installment of combined taxes for 2024 has been paid in the amount of xxx on xx/xx/2024.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.13%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR1 has 3 years on the job as a xxx at xxx.
BWR2 has 2.16 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.470% Tape Value: 49.472% |---| -0.002% |----| -0.00200% Comment: BWR DTI ratio percent is 49.470%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.494%   Tape Value: 32.496%   Variance: -0.002%   Variance %: -0.00200%   Comment: Housing ratio per U/W is 32.494%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject loan is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows required new construction documentation was not executed by the builder, and the builder was unresponsive to outreach attempts. Further details not provided. Subject originated on xx/xx/2025."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WRMX5MCYBAS	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.963%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx for xxx, in the amount of xxx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with the instrument #xxx
The 2nd installment of county taxes for 2025 is due in the total amount of xxx on xx/xx/2026.
The 1st installment of county taxes for 2025 was paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 49.963% Tape Value: 49.964% |---| -0.001% |----| -0.00100% Comment: BRW DTI ratio percent is 49.963%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 27.141%   Tape Value: 27.142%   Variance: -0.001%   Variance %: -0.00100%   Comment: Housing ratio per U/W (xxx) is 27.141%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV (OLTV) is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Administration Fee paid by Borrower: xxx
Investor Review Fee paid by Borrower: xxx
Loan Origination Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx
Wire Transfer Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Administration Fee paid by Borrower: xxx
Investor Review Fee paid by Borrower: xxx
Loan Origination Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx
Wire Transfer Fee paid by Borrower: xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "The loan failed the FHA QM rebuttable presumption points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Administration Fee paid by Borrower: xxx
Investor Review Fee paid by Borrower: xxx
Loan Origination Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx
Wire Transfer Fee paid by Borrower: xxx."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to the borrower in the amount of xxx."
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the FHA qualified mortgage safe harbor threshold test due to APR calculated at 8.096% exceeds the APR threshold of 8.587% under by -0.491%."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EC5IB87JKZD	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	44.743%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx for xxx, in the amount of xxx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with the instrument #xxx
The 1st and 2nd installments of county taxes for 2025-2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 7.5 years at xxx.
BWR2 has been SE as a xxx for 4.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 44.743% Tape Value: 44.746% |---| -0.003% |----| -0.00300% Comment: BWR DTI ratio percent is 44.743%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 43.741%   Tape Value: 43.744%   Variance: -0.003%   Variance %: -0.00300%   Comment: Housing ratio U/W is 43.741%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio percent is xxx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -2 (Days)   Variance %:    Comment: Note reflects xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Loan Origination Fee paid by Borrower: xxx
Mortgage Insurance Premium paid by Borrower: xxx
Mortgage Insurance Premium xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx
Wire Transfer Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Loan Origination Fee paid by Borrower: xxx
Mortgage Insurance Premium paid by Borrower: xxx
Mortgage Insurance Premium xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx
Wire Transfer Fee paid by Borrower: xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 44.74%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE for 7.5 years at xxx. BWR2 has been SE as a xxx for 4.5 years. FICO 746, 0X30 since inception, and xxx equity in the subject."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3U6CMYN0J6G	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	19.292%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026, respectively.
The annual installment of water charges is delinquent in the amount of xxx, which is payable through xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 3.5 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 19.292% Tape Value: 19.291% |---| 0.001% |----| 0.00100% Comment: Borrower DTI ratio percent is 19.292 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: current value is N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.722%   Tape Value: 18.721%   Variance: 0.001%   Variance %: 0.00100%   Comment: Housing ratio per U/W(xxx) is 18.722.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI is N/A   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -9 (Days) Variance %: Comment: Original Note document date is xx/xx/2024. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. "Zillow search shows an estimated value at xxx. Current UPB xxx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (xxx). The final CD reflects seller credit of xxx. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IEAKURZVRDA	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.842%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of the xxx in the amount of xxx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with the instrument #xxx
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2026 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
According to the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 months on the job as a xxx at xxx. DBA xxx. Previously, BWR had 1.91 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.842% Tape Value: 49.837% |---| 0.005% |----| 0.00500% Comment: Tape shows borrower DTI ratio percent as 49.837%, but audit value shows 49.842%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 37.535%   Tape Value: 37.530%   Variance: 0.005%   Variance %: 0.00500%   Comment: Tape shows housing ratio per U/W (xxx) as 37.530%, but audit value shows 37.535%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original CLTV ratio percent as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -3 (Days)   Variance %:    Comment: Tape shows original Note date as xx/xx/2025, but audit value shows xx/xx/2025.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape shows original standard LTV (OLTV) as xxx, but audit value shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the property was flipped. The appraisal report shows the date of the prior sale or transfer was xx/xx/2025 in the amount of xxx. The subject's appraised value on xx/xx/2025 was xxx. The subject property has been renovated. Online sites show an average estimated value of xxx. Current UPB xxx. Value appears supported."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BVENDKLKDLZ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	28.776%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.75 years on the job as a xxx at xxx.
BWR2 has 2.75 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 28.776% Tape Value: 29.000% |---| -0.224% |----| -0.22400% Comment: Borrower DTI ratio percent is 28.776%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: 25.944% Tape Value: 26.000% Variance: -0.056% Variance %: -0.05600% Comment: Housing ratio per U/W is 25.944%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan was delivered to Freddie Mac with borrower income derived from the sale of marijuana. Further details not provided. Subject originated on xx/xx/2025."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NAYWWFWV7FO	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Connecticut	xxx	xxx	xxx	Connecticut	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xxx.
As per the tape data, the subject property is non-owner-occupied.
The loan has not been modified since origination.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 0.000% |---| |----| Comment: Tape shows 0.000% but audit value shows Unavailable. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: Tape shows 0.000% but audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: DSCR   Tape Value: No Verification of Stated Assets   Variance:    Variance %:    Comment: Tape shows No verif, stated assets but audit value shows DSCR.   Tape Source: Initial   Tape Type:
																																																																																				Field: Prepayment Penalty Term Months Loan Value: 36 Tape Value: 3 Variance: 33 Variance %: 1100.00000% Comment: Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (Lvl 3) "Tape shows the subject loan is unsaleable due to an asset issue. Tape and review of loan file shows that the BWR is using funds from a line of credit to obtain cash needed for the reserves. The cash-to-close requirement is xxx. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S0EAOW86ZFF	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	46.829%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
 No active judgments or liens have been found.
The 1st annual installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd annual installment of county taxes for 2025/2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
 No details pertaining to the damage to the subject property have been observed.
 As per the tape, the subject property is owner occupied.
BWR1 has been SE for 10.66 years at xxx.
 BWR2 has 3 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 46.829% Tape Value: 44.260% |---| 2.569% |----| 2.56900% Comment: BWR DTI ratio percent is 46.829%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.595%   Tape Value: 25.600%   Variance: -0.005%   Variance %: -0.00500%   Comment: Housing ratio per U/W(xxx) is 25.595%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Note reflects xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: original standard LTV is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the lender did not verify 6-months payment history on the existing mortgage. Further details not provided. Subject loan originated on xx/xx/2025, FICO 692 and 0X30 since inception."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q7YX3XC0YZ8	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Missouri	xxx	xxx	xxx	Missouri	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.940%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
  BWR has been SE for 12.91 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 49.940% Tape Value: 49.951% |---| -0.011% |----| -0.01100% Comment: The tape shows the borrower's DTI ratio percentage. The data provided is 49.951%; the audit value is 49.940%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 35.658%   Tape Value: 35.668%   Variance: -0.010%   Variance %: -0.01000%   Comment: The tape shows the Housing ratio per U/W (xxx). The data provided is 35.668%; the audit value is 35.658%.    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the original CLTV ratio percent. The data provided is xxx; the audit value is xxx.    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: Tape shows the original note doc's date. The data provided is xx/xx/2025; the audit value is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape shows the original standard LTV (OLTV). The data provided is xxx; the audit value is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the prohibited fees test. The following fees were included in the test:
Administration fee paid by borrower: xxx
Processing fee paid by borrower: xxx
Tax certificate fee paid by borrower: xxx
Wire transfer fee paid by borrower: xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Intent to Proceed Missing (Lvl 3) "Intent to proceed signed by the borrower is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.94%. Tape shows undisclosed liabilities. Revised DTI is 83.61%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 12.91 years at xxx, FICO 656, 0X30 since inception, xxx equity in the subject, and xxx residual income."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X6XE991119R	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.993%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has 4.66 years on the job as a xxx with xxx. Additionally, BWR receives child support income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 49.993% Tape Value: 49.992% |---| 0.001% |----| 0.00100% Comment: Borrower DTI ratio percent is 46.982%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV (OLTV) is xxx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.99%. Tape shows the lender did not obtain proper child support income documentation. Further details not provided. Lender defect. The subject originated on xx/xx/2025, and the 3-year SOL is active. BWR has 4.66 years on the job as a xxx with xxx. Additionally, BWR receives child support income, FICO 797, 0X30 since inception, and xxx equity in the subject." Review shows ATR confirmed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77056GC59IG	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	49.530%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, there is a payment dispute. Further details were not provided.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.83 years on the job as a xxx with xxx.
  BWR2 has 25.91 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.825%   Tape Value: 31.733%   Variance: -2.908%   Variance %: -2.90800%   Comment: Housing Ratio per U/W (xxx) is 28.825%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio Percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -2 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original Standard LTV (OLTV) is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, due to misrepresentation. BWR listed the property 1 week after closing. Elevated for client review."	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved as OO at 49.53%. Tape shows the property is NOO due to misrepresentation, causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 2.83 years on the job as a xxx with xxx. BWR2 has 25.91 years on the job as a xxx with xxx, FICO 741 and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. Initial LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at xxx. Final CD dated xx/xx/2025 reflects the sum of Section C and Recording fee at xxx. This is a cumulative increase of +xxx for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YUZL2MLOHSN	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Michigan	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xxx	Primary	Yes	Yes	Yes	xxx	Not Applicable	48.176%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 1 month on the job as an xxx at xxx. Previously, BWR had multiple jobs in the last two years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 48.176% Tape Value: 48.172% |---| 0.004% |----| 0.00400% Comment: Tape shows 48.172% but audit value is 48.176. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.932%   Tape Value: 32.929%   Variance: 0.003%   Variance %: 0.00300%   Comment: Tape show 32.929% but audit value is 32.932%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: N/A Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows the acceptable physical condition of the subject condo project is not established. Two appeals were submitted and did not cure the defect. The subject loan closed with a PIW disclosure. Condo questionnaire does not show any special assessments or repairs. 1004D completion report is missing from the loan file. Zillow search reflects an estimated value of xxx. Current UPB is xxx."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan document."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F0VTDV57QUV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Oregon	xxx	xxx	xxx	Oregon	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	49.944%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx in the amount of xxx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with the instrument #xxx
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2 years on the job as a xxx at xxx.
BWR2 has 2.16 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.944%   Tape Value: 49.941%   Variance: 0.003%   Variance %: 0.00300%   Comment: Tape shows 49.941% and Audit value 55.680%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 42.209%   Tape Value: 42.205%   Variance: 0.004%   Variance %: 0.00400%   Comment: Tape shows 42.205% and Audit value 47.945%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -1 (Days) Variance %: Comment: Tape shows xx/xx/2025 and Audit value xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the household income exceeded the maximum allowable income limit under OHCS (xxx) FirstHome program guidelines. Further details not provided. Subject originated on xx/xx/2025."	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U4ADT7W7YXK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	55.497%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th annual installments of town taxes for 2026 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.66 years on the job as an xxx with xxx.
  BWR2 has 8.83 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 55.497% Tape Value: 55.504% |---| -0.007% |----| -0.00700% Comment: Borrower DTI ratio Percent is 55.497%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 31.187%   Tape Value: 31.192%   Variance: -0.005%   Variance %: -0.00500%   Comment: Housing Ratio Per U/W (xxx) is 31.187%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio Percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -1 (Days)   Variance %:    Comment: Original Note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original Standard LTV (OLTV) is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects a point-loan discount fee of xxx. The CD dated xx/xx/2025 reflects a point-loan discount fee of xxx. This is an increase in fee of xxx for charges that cannot increase. The COC for an increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1 year SOL is active."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject is uninsured due to BWR owning other FHA property that does not meet guidelines. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RT71GNEEKH9	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Maine	xxx	xxx	xxx	Maine	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	39.607%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.25 years on the job as a xxx at xxx. BWR1 has prior employment experience as an xxx with xxx. for 4.5 years.
BWR2 has 1.50 years on the job as a xxx at xxx. BWR2 has prior employment experience as a xxx with xxx between xx/xx/2011 and xx/xx/2023 for 12.25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 39.607% Tape Value: 39.610% |---| -0.003% |----| -0.00300% Comment: Borrower DTI ratio percent is 39.607. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 23.942% Tape Value: 23.945% Variance: -0.003% Variance %: -0.00300% Comment: Housing ratio per U/W is 23.942. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Subject was purchased on xx/xx/2025 in the amount of xxx on an appraised value of xxx. Mortgage is in the amount of xxx. Online sites show an estimated value of xxx. The current UPB is xxx. Elevated for client review."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RBNS9I836HZ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Nevada	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	No	No	xxx	xxx	45.106%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2026 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has a post-closing employment experience starting on xx/xx/2025 as a xxx at xxx. Previously, BWR1 had multiple jobs in the last two years in the same line of work.
BWR2 has a post-closing employment experience starting on xx/xx/2025 as a xxx at xxx. Additionally, BWR2 has 1.58 years on the job as an xxx at xxx. and BWR2 has 1.75 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 45.106% Tape Value: 41.000% |---| 4.106% |----| 4.10600% Comment: Borrower DTI Ratio percent is 45.106% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.745%   Tape Value: 30.000%   Variance: -0.255%   Variance %: -0.25500%   Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -5 (Days) Variance %: Comment: Original Note Document date is xx/xx/2025. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.10%. The tape shows borrowers relocating and starting their new jobs post-closing with fluctuating income. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has post-closing employment starting on xx/xx/2025 as a xxx at xxx. BWR2 has post-closing employment starting on xx/xx/2025 as a xxx at xxx. FICO 783, 0X30 since inception, and xxx equity in the subject."	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Funding, Wire, or Disbursement Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Tax Certificate paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx
Wire Transfer Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Funding, Wire, or Disbursement Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Tax Certificate paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx
Wire Transfer Fee paid by Borrower: xxx."
																																																																																							* Note data is missing or inaccurate (Lvl 3) "As per the note, the loan was originated on xx/xx/2025, and tape data shows the loan was originated on xx/xx/2025. The abstract report of the updated title shows the note date is xx/xx/2025."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JUQ1010FP44	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	49.342%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives royalty income.
BWR2 receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 49.342% Tape Value: 49.344% |---| -0.002% |----| -0.00200% Comment: DTI ratio is updated as per document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 47.650%   Tape Value: 47.651%   Variance: -0.001%   Variance %: -0.00100%   Comment: housing ratio is updated as per document.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: CLTV ratio is updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -7 (Days)   Variance %:    Comment: Note date is updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: LTV ratio is updated as per document. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is the improvement section shows a missing toilet in the upper-level bath. The estimated cost to cure is available in the amount of xxx. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.34%. Tape shows undisclosed mortgage debt. The revised DTI is 62.84%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 receives royalty income. BWR2 receives social security income. FICO 675, 0X30 since inception, xxx equity in the subject, and xxx residual income."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YJIXFRP25UR	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	49.689%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
There is a junior credit card judgment against the borrower, xxx in favor of xxx, which was recorded on xx/xx/2025 in the amount of xxx.
The first, second, third, and fourth installments of county taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025, xx/xx/2025, xx/xx/2026, and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 7.83 years as a xxx with xxx.
BWR2 has 3.50 years on the job as a xxx with xxx.
BWR3 has 7.41 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower #2 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: BWR #2 middle name is xxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.689%   Tape Value: 49.486%   Variance: 0.203%   Variance %: 0.20300%   Comment: BWR DTI ratio percent is 49.68%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 44.951%   Tape Value: 44.748%   Variance: 0.203%   Variance %: 0.20300%   Comment: Housing ratio per U/W (xxx) is 44.95%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -2 (Days) Variance %: Comment: Original note doc date is xx/xx/2024. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.98%. The Lender used the BWR's SE income without a 2-year history. Revised DTI 63.12%. Lender defect. The subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR S/E 1099 as a xxx, B2 is employed with xxx as a xxx for 3.7 years, B3 is employed with xxx as a xxx for 7.5 years, FICO 656, xxx residual income, xxx reserves and xxx equity in the subject property. 0X30 since inception."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing (Lvl 3) "Intent to proceed signed by BWR is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged of xxx, exceeding the fees threshold of xxx by +xxx. The below fees were included in the test: Funding, Wire, or Disbursement Fee paid by Borrower: xxx. Points - Loan Discount Fee paid by Borrower: xxx. Tax certificate fee paid by borrower: xxx. Underwriting Fee paid by Borrower: xxx. Wire transfer fee paid by borrower: xxx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects a points-loan discount fee of xxx and an appraisal re-inspection fee of xxx. The FCD dated xx/xx/2024 reflects a points-loan discount fee of xxx and an appraisal re-inspection fee of xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2024, and the SOL of 1 year has expired.   The loan failed charges that, in total, cannot increase more than a 10% tolerance test. The LE dated xx/xx/2024 reflects the sum of Section C fees and the recording fee at xxx. The CD dated xx/xx/2024 reflects the sum of Section C and the recording fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% of the test."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE (xxx) QM points and fees test due to fees charged xxx, which exceed the fees threshold of xxx by +xxx.  The below fees were included in the test: Funding, Wire, or Disbursement Fee paid by Borrower: xxx. Points - Loan Discount Fee paid by Borrower: xxx. Tax certificate fee paid by borrower: xxx. Underwriting Fee paid by Borrower: xxx Wire transfer fee paid by borrower: xxx.

																																																																																								The loan fails the GSE (xxx) QM points and fees test due to fees charged xxx, which exceed the fees threshold of xxx by +xxx. The below fees were included in the test: Funding, Wire, or Disbursement Fee paid by Borrower: xxx. Points - Loan Discount Fee paid by Borrower: xxx. Tax certificate fee paid by borrower: xxx. Underwriting Fee paid by Borrower: xxx Wire transfer fee paid by borrower: xxx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EDRE5TH44QH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	Massachusetts	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	xxx	31.852%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual personal taxes for 2020 and 2024 have been delinquent in the amount of xxx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the seller's tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.58 years on the job as a xxx with xxx.
BWR2 has 17.08 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 31.852% Tape Value: 48.530% |---| -16.678% |----| -16.67800% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and audit value shows NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: 12.916% Tape Value: 19.679% Variance: -6.763% Variance %: -6.76300% Comment: Tape Source: Initial Tape Type:	3: Curable		* Occupancy concerns - (Lvl 3) "The subject was approved as a second home. Tape shows the property is NOO, as the subject is listed for rent. Further details not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."		Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BKU8DMDBYSF	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	48.829%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with bk/pg #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security and pension income.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Tape shows borrower #2 last name is xxx Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.829%   Tape Value: 48.833%   Variance: -0.004%   Variance %: -0.00400%   Comment: Tape shows borrower DTI ratio percent is 48.83%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 22.196%   Tape Value: 22.201%   Variance: -0.005%   Variance %: -0.00500%   Comment: Tape shows housing ratio per U/W is 22.20%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows PMI active is No.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape shows original standard LTV is xxx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape show file does not contain documentation to evidence that repairs were completed. The appraisal report is as is and does not show any damage or repair work."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3BI45QAWFEI	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.219%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property originated on xx/xx/2025 in favor of the xxx in the amount of xxx, which was recorded on xx/xx/2025.
The 1st annual installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd annual installment of county taxes for 2025/2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 27.41 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.219% Tape Value: 49.000% |---| 0.219% |----| 0.21900% Comment: BWR DTI ratio percent is 49.219%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 43.226%   Tape Value: 43.000%   Variance: 0.226%   Variance %: 0.22600%   Comment: Housing ratio U/W is 43.226%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV is xxx. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.21%. Tape shows miscalculation of income. Revised DTI is 51.98%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 27.41 years on the job as a xxx at xxx, FICO 678, 0X30 since inception, xxx equity in the subject, and xxx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect Investor Review Fee. The CD dated xx/xx/2025 reflects the Investor Review Fee at xxx. The loan estimate dated xx/xx/2025 reflects Tax Certificate at xxx. The CD dated xx/xx/2025 reflects Tax Certificate at xxx. This is a cumulative increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FNVUDS3CZ3O	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	45.900%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of school taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 4.50 years on the job as a xxx with xxx. BWR1 also receives other income.
  BWR2 has 10 months on the job as a xxx with xxx. Previously, BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 45.900% Tape Value: 45.916% |---| -0.016% |----| -0.01600% Comment: Tape shows the borrower DTI ratio percent is 45.916%, and the audit value shows 45.900%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value is xxx, and the audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI active is NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows the property address street is xxx, and the audit value shows xxx. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows qualifying income exceeds the HomeReady loan program guideline limit. Further details not provided. Subject loan originated on xx/xx/2025."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.90%. The Lender miscalculated income and excluded liabilities. Revised DTI 51.66%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xxx as a xxx for 4.5 years, BRW 2 is employed with xxx as a xxx for 10 months, FICO 637, xxx residual income, xxx reserves and xxx equity in the subject property. 0X30 since inception."
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash in the amount of xxx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BFQWEN3LVC6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Massachusetts	xxx	xxx	xxx	Massachusetts	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	31.391%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx,553,531 in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd and 4th installments of town taxes for 2026 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.66 years on the job as a xxx at xxx.
BWR2 has 2.33 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 31.391% Tape Value: 31.390% |---| 0.001% |----| 0.00100% Comment: Borrower DTI Ratio Percent is 31.391%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.181%   Tape Value: 25.180%   Variance: 0.001%   Variance %: 0.00100%   Comment: Housing Ratio Per U/W is 25.181%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: IS PMI Active is N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the condo project's eligibility cannot be determined. The appraisal report is as-is. Review of the condo questionnaire shows HOA loans of xxx for deck improvements and xxx for roof replacement have been planned. 1004D or an inspection report by a qualified professional is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																							* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects the condo review fee at xxx. The CD dated xx/xx/2025 reflects the condo review fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U9DB3LY44XW	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Wisconsin	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	xxx	32.019%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.250%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives pension and social security income.
BWR2 has 27.83 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 32.019% Tape Value: 32.016% |---| 0.003% |----| 0.00300% Comment: Borrower DTI ratio percent is 32.019%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 8.656%   Tape Value: 8.657%   Variance: -0.001%   Variance %: -0.00100%   Comment: Housing ratio per U/W (xxx) is 8.656%   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: PMI is N/A. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and file show the subject property is a manufactured home with a deck, covered patio, and side deck. The appraisal was completed as-is with no repairs required; the file does not contain documentation from a licensed engineer confirming the modifications and structural integrity of the property. Further details not provided. Zillow search shows an estimated value of xxx. Current UPB is xxx. Review shows subject is affixed and the added amenities only add to the property and do not appear to be a hazard."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The intent to proceed is missing from the loan documents."
																																																																																							* Property is Manufactured Housing (Lvl 3) "As per the appraisal report, which is located at "xxx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at "xxx" state that the manufactured home with serial #xxx has been affixed to the permanent foundation. The final title policy Schedule B located at "xxx", recorded on xx/xx/2024. The tape data shows that the subject property is a manufactured home with a deck, covered patio, and small side desk. No evidence was found that shows any modifications were approved by a licensed engineer."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SIZLIQ0T3G8	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Wisconsin	xxx	xxx	xxx	Wisconsin	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	41.081%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as a xxx at xxx. Previously, BWR had 5.66 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 41.081% Tape Value: 41.080% |---| 0.001% |----| 0.00100% Comment: BWR DTI 41.081% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 25.198% Tape Value: 25.200% Variance: -0.002% Variance %: -0.00200% Comment: 25.198% Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape and file show the appraisal completed as SFR, but the property is a 2-unit and doesn't meet guidelines. Zillow search shows an estimated value at xxx. Current UPB xxx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W8TR2JFFLC9	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.490%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	27.871%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.490%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.5 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 27.871% Tape Value: 27.877% |---| -0.006% |----| -0.00600% Comment: BWR DTI is 27.871%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 27.311%   Tape Value: 27.317%   Variance: -0.006%   Variance %: -0.00600%   Comment: Housing ratio is 27.311%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows the file is missing documentation to determine the subject condo project did not have any critical repairs. The HOA questionnaire does not address when the last building inspection was conducted regarding any critical repairs or not. An engineer inspection report verifying the structural integrity of the condo project is missing from the loan documents. The appraisal report is as is, and the condo questionnaire does not show any damage or repair work. Redfin search shows an estimated value of xxx. Current UPB is xxx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PL27OKJW70N	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	2 Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.158%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 15.66 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 49.158% Tape Value: 49.159% |---| -0.001% |----| -0.00100% Comment: Tape shows Borrower DTI Ratio Percent is 49.159% but audit value is given as 49.158%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 16.538% Tape Value: 16.537% Variance: 0.001% Variance %: 0.00100% Comment: Tape shows Housing ratio 16.537% but audit value given as 16.538%. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows the subject may be NOO as the BWR has another primary. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on final CD. Revised CD dated xx/xx/2025 reflects Lender credits at xxx. The final CD dated xx/xx/2025 does not reflect Lender credits. This is a decrease of xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure is missing from the loan file."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.15%. Tape shows the subject may be NOO, causing the BWR to omit primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 15.66 years on the job as a xxx at xxx. FICO 707, 0X30 since inception, and 59K equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6K80ZETV3Q0	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Wyoming	xxx	xxx	xxx	Wyoming	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.749%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xxx. As per the tape data, the deferred balance is xxx.
As per the deferred agreement, located at "xxx", the due date has advanced from xx/xx/2025 to xx/xx/2025 and the deferred balance is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2026, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a xxx for 6.66 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: 46.749% Tape Value: 50.000% |---| -3.251% |----| -3.25100% Comment: BWR DTI ratio percent is 49.901%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Deferred Balance aMOUNT is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.898%   Tape Value: 38.000%   Variance: -3.102%   Variance %: -3.10200%   Comment: Housing ratio U/W(xxx) is 38.050%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV(OLTV) is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.90%. The Lender used qualifying income from 2023 tax returns that were not filed with the IRS. Revised DTI cannot be determined. Lender defect. The subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR is SE with xxx."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA right of rescission test as the ROR is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JDG8UYU627W	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maine	xxx	xxx	xxx	Connecticut	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	43.811%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx, book/page #xxx , in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2026, the reason for default is excessive obligations.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the collection comments, the foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2024, the complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2025, the final judgment hearing is scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the judgment was entered on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure sale was scheduled for xx/xx/2025, which was postponed on xx/xx/2026. As per the comment dated xx/xx/2026, the sale was cancelled. As per the comment dated xx/xx/2026, the foreclosure file was closed due to reinstatement. Further details not provided.
No post-close bankruptcy record has been found.

BWR has 1.66 years on the job as a xxx with xxx. BWR has multiple prior employment experiences as a xxx with xxx between xx/xx/2016 and xx/xx/2020 for 4.33 years, and BWR has prior employment experience as an ABA therapist with xxx between xx/xx/2018 and xx/xx/2020 for 2.08 years.
Foreclosure Comments:As per the collection comments, the foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2024, the complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2025, the final judgment hearing is scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the judgment was entered on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure sale was scheduled for xx/xx/2025, which was postponed on xx/xx/2026. As per the comment dated xx/xx/2026, the sale was cancelled. As per the comment dated xx/xx/2026, the foreclosure file was closed due to reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.811% Tape Value: 44.000% |---| -0.189% |----| -0.18900% Comment: Borrower DTI ratio percent is 43.811%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 31.309% Tape Value: 31.000% Variance: 0.309% Variance %: 0.30900% Comment: Tape shows Housing ratio 31.00% but audit value given as 31.309%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows RMS repurchased the ME property from PHH in Sept 2023; the loan was severely delinquent. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx. Further details are not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TRID rate lock disclosure delivery date test."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 43.81% as the borrower's income is xxx and total expenses are in the amount of xxx, and the loan was underwritten by LP (xxx), and its recommendation is Approve/Eligible with a DTI of 43.81%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17MVNUO91UC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	No	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	xxx	49.925%	Second	Final policy	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xxx with xxx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE as a xxx for 14.5 years. Additionally, BWR1 has been SE for 5.91 years at xxx. BWR2 has 2.66 years on the job as a xxx at xxx.xxx Additionally, BWR2 has been SE for 5.91 years at xxx, and BWR2 has 2.66 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 Middle Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower #2 Middle Name is Not Applicable. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.925%   Tape Value: 49.924%   Variance: 0.001%   Variance %: 0.00100%   Comment: Borrower DTI Ratio Percent is 49.925%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 26.413%   Tape Value: 26.412%   Variance: 0.001%   Variance %: 0.00100%   Comment: Housing Ratio per U/W (xxx) is 26.413%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio Percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -2 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2025.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original Standard LTV (OLTV) is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject originated as a 2nd lien in the amount of xxx on xx/xx/2025 on an appraised value of xxx. Prior primary was in the amount of xxx. Online sites show an estimated value of xxx. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO. Tape and file show subject is a 4 unit in a commercial zoned area."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E4PUYCJCX0C	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.899%	Second	Short Form Policy	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2020 in favor of xxx recorded on xx/xx/2020 in the amount of xxx with book/page # xxx .
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.16 years on the job as an xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: xxx Middle name is xxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.899%   Tape Value: 49.894%   Variance: 0.005%   Variance %: 0.00500%   Comment: BWR DTI ratio percent is 49.899%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 49.899%   Tape Value: 49.894%   Variance: 0.005%   Variance %: 0.00500%   Comment: Housing ratio per U/W (xxx) is 49.899%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI active status is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Note reflects original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV (OLTV) is xxx. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the revised loan estimate delivery date test."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect the xxx fee. The CD dated xx/xx/2025 reflects the xxx at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the TRID disclosure delivery date validation test. The revised loan estimate date is after the initial closing disclosure. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active.

This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.89%. Tape shows revised DTI is 52.65%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.16 years on the job as an xxx with xxx. FICO 770, 0X30 since inception, and xxx residual income. Review shows ATR confirmed."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H4E1INWYD3Q	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	South Carolina	xxx	xxx	xxx	South Carolina	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	31.833%	Second	Final policy	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xxx in the amount of xxx, with xxx.
There is an active prior mortgage against the subject property originated on xx/xx/2020 in favor of xxx for xxx in the amount of xxx, which was recorded on xx/xx/2020 with Book/Page #xxx .
The annual county taxes for 2024 and 2025 have been paid in the total amount of xxx on xx/xx/2024 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 15.33 years on the job as an xxx with xxx.
BWR has 7 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 31.833% Tape Value: 31.832% |---| 0.001% |----| 0.00100% Comment: Borrower DTI ratio percent is 31.81%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 17.521%   Tape Value: 17.520%   Variance: 0.001%   Variance %: 0.00100%   Comment: Housing Ratio Per is 17.50%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Original note date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show the subject property is a 4.64-acre plot that has multiple outbuildings and livestock fencing. Further details not provided. Zillow search shows an estimated value of xxx. Current UPB is xxx."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C8JXJTMU6S6	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.500%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.762%	Second	Short Form Policy	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2020 and recorded on xx/xx/2021 in the amount of xxx with xxx.
There is an active prior IRS lien against the xxx in favor of the xxx, which was recorded on xx/xx/2024 in the amount of xxx.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.91 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: 44.762% Tape Value: 44.759% |---| 0.003% |----| 0.00300% Comment: Borrower DTI audit value is 44.762% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 37.239%   Tape Value: 37.236%   Variance: 0.003%   Variance %: 0.00300%   Comment: Housing ratio per u/w audit value is 37.239%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Original note doc date audit value is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original LTV audit value is not applicable. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows QM points and fees exceeded the allowable maximum of 3%. Further details not provided. Infinity CE report shows the subject loan fails the QM points and fees threshold test."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xxx) QM points and fees test due to the fees charged of xxx exceeding the fee threshold of xxx by xxx. The following fees were included in the test: Loan Origination Fee paid by Borrower: xxx Points - Loan Discount Fee paid by Borrower: xxx Wire Transfer Fee paid by Borrower: xxx.  The loan fails the qualified mortgage lending policy points and fees test due to the fees charged of xxx exceeding the allowable fee threshold of xxx by xxx. The following fees were included in the test: Loan Origination Fee paid by Borrower: xxx Points - Loan Discount Fee paid by Borrower: xxx Wire Transfer Fee paid by Borrower: xxx."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "The subject is a 2nd lien loan closed with an AVM reflecting a value of xxx. The appraisal report is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx. First lien balance UPB is xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 9.155% exceeds APR threshold of 9.140% over by +0.015%. The subject loan is a second lien. The first lien is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H4WHX7BQCLK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	44.814%	Second	Short Form Policy	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There are 3 active mortgages against the subject property, which were recorded prior to the subject mortgage. The first prior mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xxx with instrument #xxx The second prior mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xxx with instrument #xxx The third prior mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xxx with instrument #xxx
The first and second installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 qualified using an offer letter as a xxx at xxx. BWR1 has prior employment experience as a xxx with xxx. for 7.25 years.
BWR2 has 3.33 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: 44.814% Tape Value: 44.812% |---| 0.002% |----| 0.00200% Comment: Borrower DTI ratio percent is 28.034%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 44.814%   Tape Value: 44.812%   Variance: 0.002%   Variance %: 0.00200%   Comment: Housing ratio per U/W (xxx) is 28.034%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI is active not applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV (OLTV) is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TILA PCCD coverage conflict validation test due to the loan containing multiple disclosures, including a post-consummation closing disclosure, and the data required for determining TILA coverage conflicts between the xxx and the last disclosure given at or prior to consummation."
* Missing Appraisal (Lvl 3)     "The subject is a 2nd lien loan closed with an AVM reflecting a value of xxx. The appraisal report is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx. First lien balance UPB is xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.81%. The tape shows missing paystubs. Further details are not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 qualified using an offer letter as a xxx at xxx. BWR2 has 3.33 years on the job as a xxx with xxx, FICO 704, 0X30 since inception. Review shows ATR confirmed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7335L8YUGYH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Indiana	xxx	xxx	xxx	Indiana	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	47.996%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 and 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
The second installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7 months on the job as a xxx with xxx. BWR has prior multiple employment experiences as an xxx with xxx between xx/xx/2019 and xx/xx/2025, for 5.32 years.
BWR2 has 1.56 years on the job as a xxx with xxx. BWR2 has prior employment experience as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.996% Tape Value: 47.980% |---| 0.016% |----| 0.01600% Comment: As per 1008 DTI ratio is 42.99% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.300%   Tape Value: 32.285%   Variance: 0.015%   Variance %: 0.01500%   Comment: As per 1008 Housing ratio is 32.30%   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. A Zillow search reflects an estimated value of xxx. The current UPB is xxx."
* Intent to Proceed Missing  (Lvl 3)     "The intent to proceed is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.99%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 7 months on the job as a xxx with xxx; BWR2 has 1.56 years on the job as a xxx with xxx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G4YCF1K0F8P	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	No	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.927%	Second	Unavailable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument no. xxx in the amount of xxx with xxx.
The first and second installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
The annual installment of unsecured supplemental county taxes for 1984 has been delinquent in the amount of xxx, good through xx/xx/2026.
The annual installment of unsecured supplemental county taxes for 1983 has been delinquent in the amount of xxx, good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
As per collection comment dated xx/xx/2026, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives SSI and disability income.
BWR receives social security and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: 48.927% Tape Value: 48.930% |---| -0.003% |----| -0.00300% Comment: BWR DTI ratio percent is 48.927%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 48.927%   Tape Value: 48.930%   Variance: -0.003%   Variance %: -0.00300%   Comment: Housing ratio per U/W(xxx) is 48.927%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -6 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV(OLTV) is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2025."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation in charges that cannot increase the test due to an increase of fees in the final CD dated xx/xx/2025. The initial LE dated xx/xx/2025 does not reflect Points - Loan Discount Fee. The final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. This is a fee increase of xxx for the 0% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. Subject loan is refinance, originated on xx/xx/2025 and the 3 year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows loan was repurchased due to EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx."
* Missing Appraisal (Lvl 3)     "The subject is a 2nd lien loan closed with an AVM. An AVM does not reflect property value. The appraisal report is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx. First lien balance UPB is xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TY6NK7QAHL8	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	4.498%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is one prior medical lien against the xxx in favor of xxx in the amount of xxx, which was recorded on xx/xx/2006.
There are two criminal judgments against the borrower in favor of the xxx in the amount of xxx, which were recorded on xx/xx/2006 and xx/xx/2010, respectively.
There is one criminal judgment against xxx, in favor of the xxx in the amount of xxx, which was recorded on xx/xx/2019. The name of the defendant, 'xxx', does not match with the name of the borrower, 'xxx'
The annual installment of county taxes for 2024 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of county taxes for 2025 has been sold/forfeited in the amount of xxx, which is good through xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
Unable to determine the reason for the default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 9 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 4.498% Tape Value: 4.681% |---| -0.183% |----| -0.18300% Comment: Tape shows the Borrower DTI Ratio Percent 4.681%, but the audit value shows 5.889%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 0.940%   Tape Value: 94.000%   Variance: -93.060%   Variance %: -93.06000%   Comment: Tape shows the Housing Ratio per U/W (xxx) 94,000%, but the audit value shows 2.331%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows the Is PMI Active No, but the audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -3 (Days)   Variance %:    Comment: Tape shows the original note doc date as xx/xx/2025, but the audit value shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape shows the Purpose of Transaction per HUD-1 Refinance, but the audit value shows Cash Out. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2025.
																																																																																						xx/xx/2026: Seller confirmed the subject property is vacant and that this is a 12-month bank statement loan."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows, the borrower went delinquent on the loan, after servicing was transferred. The borrower has since brought the loan current, and Rize received an EPD repurchase demand from the investor. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2ROFULNJZUX	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.670%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property, which was originated on xx/xx/2026 and recorded on xx/xx/2026 in the amount of xxx with xxx.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
The 1st and 2nd installments of supplemental combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Note reflects BWR middle name as xxx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.670%   Tape Value: 46.640%   Variance: 0.030%   Variance %: 0.03000%   Comment: DTI is 46.670%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -3 (Days)   Variance %:    Comment: Note dated xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: LTV is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the per diem interest amount test, as the interest fee charged of xxx exceeds the late fee threshold of xxx over by +xxx."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceed the fees threshold of xxx over by +xxx.
The below fees were included in the test:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

The loan failed the qualified mortgage lending policy points and fees test due to fees charged of xxx exceed the fees threshold of xxx over by +xxx.
The below fees were included in the test:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows collateral eligibility concern due to the garage being converted to an ADU despite the absence of a stove or fully functional kitchen. Further details are not provided. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to the borrower in the amount of xxx."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CW4T0MTZHIN	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	16.000%	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.995%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025/2026 have been paid in the total amount of xxx on different dates.
The second installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The first and second installments of utilities/MUD charges for 2025/2026 have been paid in the total amount of xxx on different dates.
The second installment of utilities/MUD charges for 2026 is due in the total amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.5 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Tape shows the data provided is 2; the audit value is 1. Tape Source: Initial Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: As per xxx document MERS MIN is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 50%. The Lender miscalculated income. Revised DTI 70.03%. Lender defect. Subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xxx as a xxx for 2.6 years, FICO 715, xxx residual income, xxx reserves and xxx equity in the subject property. 0X30 since inception."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2026, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
08OJBPVC57P	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.575%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	47.322%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.575%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 14.25 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is not applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MERS MIN number is xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.32%. The tape shows additional debt was obtained by the borrower prior to closing. The revised DTI is above 50%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has been SE for 14.25 years at xxx. FICO 768, and xxx in equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0DXHYB8LMRW	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Jersey	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.940%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument # xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of the xxx in the amount of xxx, which was originated on xx/xx/2026 and recorded on xx/xx/2026 with the Instrument #xxx
There is a prior state tax lien against the xxx in favor of the xxx, which was recorded on xx/xx/2022 in the amount of xxx. The SSN is not provided on the supportive document.
The 1st and 2nd installments of town taxes for 2026 have been delinquent in the total amount of xxx, which are good through xx/xx/2026.
The annual town taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual utilities/MUD charges for 2026 have been paid in the amount of xxx on xx/xx/2026.	The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xxx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower current, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as a xxx with xxx.com Services.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI is not active.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Mers min number audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.  The below fees were included in the test: Additional Home Services paid by Borrower: xxx. Additional Home Services or Repair paid by Seller: xxx. Additional Home Services or Repairs paid by Seller: xxx. Real Estate Commission paid by Borrower: xxx. Real Estate Commissions paid by Seller: xxx. Title—Closing Protection Letter paid by Borrower: xxx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2026 does not reflect the additional home services fee and tax service fee. The CD dated xx/xx/2026 reflects an additional home services fee at xxx and a tax service fee at xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2026, and the SOL is 1 year."
																																																																																							* Property Marketability Issues (Lvl 3) "The appraisal report dated xx/xx/2026 shows the subject was completed as-is. The prior sale was held on xx/xx/2025 with a sales price of xxx. The appraisal report shows that the appraisal value is xxx as of xx/xx/2026. The appraisal report shows complete rehab since the recent purchase, as all new mechanicals, HVAC, kitchen, baths, flooring, and roof are new."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0R30RJULOLZ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.125%	180	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	6.000%	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.972%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xxx. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of city taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.83 years on the job as a xxx at xxx. BWR has prior employment experience as a xxx with xxx for 7.50 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Age of Loan Loan Value: 18 Tape Value: 19 |---| -1 |----| -5.26315% Comment: Age of loan is 18. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.972%   Tape Value: 46.024%   Variance: 2.948%   Variance %: 2.94800%   Comment: Borrower DTI ratio percent is 48.972%.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -730 (Days)   Variance %:    Comment: First payment date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MERS Min number is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.97%. Tape shows a miscalculation of student loan debt. The revised DTI is 58.50%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 1.83 years on the job as a xxx at xxx, FICO 780, 0X30 since inception, and xxx residual income."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search reflects an estimated value of xxx. Current UPB is xxx."
																																																																																							* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GBI8R3GDGX0	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.490%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	12.577%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2026 are due in the amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.49%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 20 years on the job as a xxx at xxx. Additionally, BWR1 receives VA benefits income.
BWR2 has 13.58 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: As per the document Age of loan is 1. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 12.577%   Tape Value: 11.746%   Variance: 0.831%   Variance %: 0.83100%   Comment: As per the document borrower xxx percent 12.850% but tape shows 11.746%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document is PMI Active is NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS xxx number is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is change in rate/term.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: purpose of transaction per HUD-1 is refinance. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the GNMA seasoning period requirements. Further details not provided. Subject originated on xx/xx/2026."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A5PR4P9MJN6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	33.620%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xxx. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The property tax status is not available in the updated title report.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
CCs do not show damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7.25 years on the job as a xxx with xxx.
BWR2 has 20.5 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Tape shows 10 but audit value shows 9. Tape Source: Initial Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows - but audit value shows xxx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows structural repairs and inspection completed after closing. The AVM report dated xx/xx/2025 is in as-is condition. Review of the file shows the inspection report dated xx/xx/2026 shows the structural design associate confirmed that the existing basement and crawl space are structurally sound with no signs of water infiltration."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the Pennsylvania license validation test.

The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees and the recording fee at xxx. CD dated xx/xx/2025 reflects the sum of Section C and the recording fee at xxx. This is a cumulative increase of +xxx for charges that in total cannot increase more than 10% of the test. COC for an increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C7GGIW2S7AG	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$6,901.04	xxx	6.625%	240	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
The subject loan was originated on xx/xx/2026, and the first payment date is xx/xx/2026. According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR was qualified using asset depletion income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Tape shows 2 and audit value shows 0. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: Tape shows Change in 0.000% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx in - and audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 106.82578%   Comment: Tape shows xxx and audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Tape shows Change in rate/Term and audit value shows Cash Out - Other.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape shows Refinance and audit value shows Cash Out. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was locked as a 30-year Interest-Only (xxx) product, while the loan closed as a 20-year amortized Interest-Only product. Further details not provided. Subject originated on xx/xx/2026."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FBCTD9YF0S2	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Virginia	xxx	Unavailable	Unavailable	Unavailable	Unavailable	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.750%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active UCC initial filing against the subject property in favor of xxx, which was recorded on xx/xx/2025.
The 1st and 2nd installments of city taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the comment dated xx/xx/2026, the reason for default is excessive obligation.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2026, the subject property is tenant-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR is an LLC, and the subject loan was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Transmittal (xxx)	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: B! Self-Employed? is Unavailable. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower First Name is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower Last name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -31 (Days)   Variance %:    Comment: First Payment Date is Unavailable.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Commercial   Tape Value: Conventional   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 1   Tape Value: 4   Variance: -3   Variance %: -75.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -29 (Days)   Variance %:    Comment: Original Note Doc Date is Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2055   Tape Value: xx/xx/2055   Variance: -30 (Days)   Variance %:    Comment: Stated Maturity Date is Unavailable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: 4 Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Review of loan file shows subject property is a 5 unit multi family commercial. Zillow shows the estimated value of subject property is xxx. Further details are not provided."	* Missing required 1-4 family rider (Lvl 3) "1-4 family rider is missing from the loan file." * Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6JPSAX5D62Q	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.793%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
There are two prior civil judgments against the borrower, in favor of xxx, which were recorded on xx/xx/2019 and xx/xx/2019 in the total amount of xxx.
There is a prior credit card judgment against the borrower, in favor of xxx, which was recorded on xx/xx/2019 in the amount of xxx.
For parcel #xxx
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
For parcel #xxx
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
According to the tape data, the subject property is owner-occupied.
As per servicing comments dated xx/xx/2025 to xx/xx/2025, the borrower filed two claims for tree removal and water damage. A draft of xxx was disbursed on xx/xx/2024 specifically for tree removal under a gross dwelling loss calculated at xxx. For the water damage claim, the date of loss was xx/xx/2025. Total structural loss draft funds were released across multiple progressive inspection draws totaling xxx. As per the servicing comment dated xx/xx/2025, it states that 95% repairs are completed. As per the servicing comments dated xx/xx/2025 and xx/xx/2025, confirm that the final property inspection was successfully completed, certifying repairs, and the final draw of xxx was mailed to the homeowner to officially close out the structural repair account.
As per the servicing comment dated xx/xx/2024, there is a payment dispute. Further details were not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13.58 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 47 Tape Value: 49 |---| -2 |----| -4.08163% Comment: Age of loan is 47. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -21 (Days)   Variance %:    Comment: Interest paid though date is xx/xx/2026   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 184321222121 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The loan failed the qualified mortgage APR threshold test due to the APR calculated at 5.946%, which exceeds the APR threshold of 5.870% over by +0.076%.

This loan failed the NC rate spread home loan test due to the loan is a rate spread home loan, as defined in the legislation."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xxx) QM APR test due to the calculated APR of 5.946% exceeds the APR threshold of 5.870% over by +0.076%."
* Property Marketability Issues (Lvl 3) "Subject originated on xx/xx/2022 in the amount of xxx on an appraised value of xxx. Tape shows value concerns. Online sites show an average estimated value of xxx. Current UPB is xxx. Elevated for client review."	* Compliance Testing (Lvl 2) "The loan failed the qualified mortgage safe harbor threshold test due to the calculated APR of 5.946% exceeds APR threshold of 5.120% over by +0.826%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case that originated on xx/xx/2022, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase case that originated on xx/xx/2022, and the 1-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 5.985% exceeds the APR threshold of 5.120% over by +0.865%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure dated xx/xx/2022 is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 46.79%, as the borrower's income is xxx and total expenses are in the amount of xxx. The loan was underwritten by DU Locator xxx Package-Page No. xxx, and its recommendation is approve/eligible with a DTI of 46.79%."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GBD4IXVJD50	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Refinance	xxx	xxx	Streamline Refinance	No	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
The subject mortgage was re-recorded on xx/xx/2020 to attach PUD rider.
There is an active prior UCC lien against the xxx in favor of the xxx, which was recorded on xx/xx/2018. As per the subordinate agreement located at "xxx" which was recorded on xx/xx/2020, the prior UCC lien was subordinated to the subject mortgage.
There is an active junior UCC lien against the xxx in favor of the xxx, which was recorded on xx/xx/2023.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 71 Tape Value: 72 |---| -1 |----| -1.38888% Comment: Age of loan is 71. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2026   Variance: -2156 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 211111222322   Variance:    Variance %:    Comment: Payment history string is 0000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per HUD-1 is Limited Cash Out (xxx). Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows an uninsured FHA loan due to an issue with the DOT riders. Further details not provided. The subject mortgage was re-recorded on xx/xx/2020 with instrument #xxx to add the PUD rider."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete due to Initial CD is missing from the loan documents."
																																																																																								* Missing Initial Closing Disclosure (Lvl 2) "The initial closing disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S0UOSUWG775	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	39.066%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
According to the seller tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.33 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows Current value is xxx but audit value is given as NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.06%. Tape shows sufficient funds for the down payment and closing costs were not satisfactorily verified, as the bank statements are in the nonborrowing spouse's name. The bank statement in file shows xxx in total assets, and the cash-to-close requirement is xxx, excluding non-borrowing spouse assets of xxx; the BWR is short of funds by xxx. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 6.33 years on the job as an xxx with xxx, FICO 801, 0X30 since inception, and xxx equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8X3FWNR8BSX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Missouri	xxx	xxx	xxx	Missouri	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	38.783%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with xxx | xxx # in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.58 years on the job as a xxx with xxx. Additionally, BWR1 receives social security and retirement income.
BWR2 has 3.66 years on the job as a xxx with xxx. Additionally, BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 38.783% Tape Value: 28.198% |---| 10.585% |----| 10.58500% Comment: Borrower DTI ratio percent is 38.783%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: PMI active is NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xxx. Current UPB is xxx."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the state regulations for the prohibited fees test.
The below fees were included in the test:
Administration Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the borrower quit his job after closing and also listed his vacating home for sale. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. FICO 800, 0X30 since inception, and xxx equity in the subject."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LOI1MXPDE5R	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	47.746%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There are prior multiple water/sewers, special tax, and delinquent liens against the subject property in the total amount of xxx, which were recorded from xx/xx/2013 to xx/xx/2024.
There is a notice of special tax lien against the xxx in favor of the xxx District located at xxx, PG#xxx, which was recorded on xx/xx/2017.
The first and second installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 33.66 years on the job as a xxx with xxx.
BWR2 has 1.91 years on the job as a xxx with xxx. BWR2 had prior employment experience as a xxx with xxx. between xx/xx/2020 and xx/xx/2023 for 3.41 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN number is xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.00080%   Comment: Original Appraisal value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -6 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance Limited Cash Out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of refinance is cash Out. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.74%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 33.66 years on the job as a xxx with xxx.; BWR2 has 1.91 years on the job as a xxx with xxx, FICO 738, 0X30 since inception, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4PT2QS8596R	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Wisconsin	xxx	xxx	xxx	Wisconsin	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.750%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	xxx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with xxx. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual city taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR is an LLC and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: xxx first name is xxx. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: xxx last name is xxx.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: DSCR   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is DSCR.   Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: Mortgage type is commercial. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject was originated on xx/xx/2026 in the amount of xxx on an appraised value of xxx. BWR purchased the property on xx/xx/2025 in the amount of xxx and then performed some renovations to kitchens and other rooms. Online sites show an average estimated value of xxx. Elevated for client review. Current UPB xxx."	* CLTV exceeds guidelines (Lvl 3) "The subject loan is NOO and was approved using a DSCR of 0.80. The tape shows the subject loan closed with xxx LTV exceeded the LTV threshold of 70% LTV for loans with xxx. Further details are not provided."
* DSCR is less than 1.00 (Lvl 3)     "Net operating income is xxx, annual payments (xxx) are xxx, and the debt service cover ratio (xxx) is 0.84."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The loan was originated by xxx, the note and mortgage were signed by xxx and xxx both as members of the LLC and in their individual capacities."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VOWAMBD00IO	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	28.894%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2026, the reason for default is a payment dispute.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.16 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 14 Tape Value: 16 |---| -2 |----| -12.50000% Comment: Tape shows 16 but audit value is 14. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value is xxx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: -8.66666% Comment: Tape shows xxx but audit value is #xxx Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 28.89%. Tape shows the subject is NOO due to misrepresentation causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 2.16 years on the job as a xxx at xxx, FICO 729, and xxx equity in the subject."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2025."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UGGDDHQM9DU	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	35.606%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
There is a civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2025 in the amount of xxx.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xxx and deferred balance is xxx.
The due dates are advanced from xx/xx/2024 to xx/xx/2025. The collection comment dated xx/xx/2025 shows that the loan was approved for deferment. The deferral agreement is located at "xxx" and shows the deferred amount as xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx and deferred balance is xxx.
As per the comment dated xx/xx/2026, the reason for default is FEMA damage.
As per the comment dated xx/xx/2026, the subject property is vacant.
According to the comment dated xx/xx/2025, the subject property had roof damage and interior ceiling damage, and there were some water leaks. As per the comment dated xx/xx/2026, the subject property had damage due to the hurricane, and the loss draft amount shows as xxx. No comment has been found that indicates the repairs have been completed. Tape shows a renovation loan.
The loan has not been modified since origination.
As per the tape, the borrower was in forbearance plan.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.83 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Borrower Last Name is xxx ll Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: 29.16968% Comment: AUS reflects sales price as xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per the tape the loan is renovation loan. As per tape and 10O4 D located at "xxx", the renovation of the subject property is completed. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VE6PHUBKEWY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	Yes	xxx	Not Applicable	44.409%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx. There is a prior credit card judgment against the subject borrower in favor of xxx, which was recorded on xx/xx/2017 in the amount of xxx. The 1st and 2nd installments of combined taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026. No prior year's delinquent taxes have been found.	The loan was originated on xx/xx/2025 with the first payment date of xx/xx/2026. According to payment history as of xx/xx/2026, the borrower has been delinquent for 4 months, and the next due date is xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the tape, the current status of the loan is collection. The loan was originated on xx/xx/2025 with the first payment date of xx/xx/2026. According to payment history as of xx/xx/2026, the borrower has been delinquent for 4 months, and the next due date is xx/xx/2026. The current UPB is xxx. No comment related to damage or repair is found in the servicing comments. As per the tape, the subject property is owner-occupied. The loan has not been modified since origination. Unable to determine the reason for the default. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 5.83 years on the job as a xxx with xxx. Additionally, xxx, VA benefit income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Age of Loan Loan Value: 0 Tape Value: 6 |---| -6 |----| -100.00000% Comment: Tape shows 6 but audit value shows 0. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows other but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -4 (Days) Variance %: Comment: Tape shows xx/xx/2025 but audit value shows xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal is as is. Supplemental addendum shows the detached garage was not accessible due to overgrown vegetation. 1004D shows after partially clearing vegetation and debris, the appraiser identified several required repairs, including wood rot repairs, roof replacement/repair, removal of remaining vegetation behind the garage, paint and wood rot issues inside the shed, and removal of screen porch veneer to inspect siding. Cost to cure is xxx. Updated 1004D verifying completion of required repairs is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xxx) QM Points and Fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx. The below fees were included in the test: Loan Origination Fee paid by Borrower: xxx Points - Loan Discount Fee paid by Borrower: xxx.  Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx. The below fees were included in the test: Loan Origination Fee paid by Borrower: xxx Points - Loan Discount Fee paid by Borrower: xxx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The seller's tape defect shows the first payment default. The loan was originated on xx/xx/2025 with first payment due on xx/xx/2026. According to payment history as of xx/xx/2026, the borrower has been delinquent for 4 months, and the next due date is xx/xx/2026. The current UPB is xxx."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CI7Y24AHCH0	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Virginia	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.589%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of city taxes for 2025-2026 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives disability and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 46.589% Tape Value: 49.672% |---| -3.083% |----| -3.08300% Comment: As per the document, the borrower DTI ratio percent type is 46.589%, but the tape shows 49.672%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: xxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per the note document, the property address street is xxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2055   Tape Value: xx/xx/2055   Variance: -30 (Days)   Variance %:    Comment: As per the document, the stated maturity date is xx/xx/2055, but tape shows as xx/xx/2055.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Low Rise Condo (1-4 Stories) Tape Value: Single Family Variance: Variance %: Comment: As per the document, the subject property type is Low Rise Condo, but the tape shows SFR. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows subject is not VA insured."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan fails the loan origination fee test due to fees charged xxx exceed fees threshold of xxx by +xxx. The below fees were included in the test: HOA Advance Assessment paid by Borrower: xxx
HOA Post Closing Fee paid by Borrower: xxx
xxx fee paid by Borrower: xxx
Settlement or Closing Fee paid by Borrower: xxx
Title - Closing Protection Fee paid by Borrower: xxx
Title - Update & Record paid by Borrower: xxx
Title Courier Fee paid by Borrower: xxx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject is uninsured by VA. Loan that closed with bonus entitlement which VA does not allow for a loan amount xxx or less. Further details not provided. Subject originated on xx/xx/2025."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.58%. Tape reflects an increase in DTI of 49.67%. Further details not provided. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR receives disability and pension income, FICO 809, 0X30 since inception, xxx equity in the subject, and xxx residual income."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E3ZB0YG3DVZ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.972%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The second installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 2.83 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Borrower last name is xxx Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Tape shows Current value is xxx but audit value is given as NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.97%. The tape shows rental income from xxx property is not supported, as the BWR sold the REO. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 2.83 years at xxx, FICO 708, 0X30 since inception, and xxx equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JGAPBZHMFF4	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Georgia	xxx	xxx	xxx	New York	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	30.493%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with Book/Page #xxx in the amount of xxx with xxx.
There is a mechanics lien (xxx) against the borrower in favor of xxx, which was recorded on xx/xx/2025. The amount of lien is not available on the supportive document.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the comment dated xx/xx/2026, the reason for default is excessive obligations.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2024, the FC sale was scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, FC was closed due to loan reinstatement. As per the comment dated xx/xx/2025, the foreclosure was re-initiated on the loan. As per the comment dated xx/xx/2025, the sale was scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, FC was closed due to loan reinstatement.
As per the comment dated xx/xx/2025, the subject property needs to be repaired, and the borrower filed a claim in the amount of xxx. As per the comment dated xx/xx/2025, the subject property was damaged due to wind on xx/xx/2025. The check in the amount of xxx was received on xx/xx/2025. As per the comment dated xx/xx/2026, the repairs have been completed. Reaching out to the seller for a copy of the inspection.
The inspection report dated xx/xx/2026, which is located at "xxx" shows that 98% of the repairs, such as the roof, gutters, all exteriors, and most interior repairs, were completed. The repairs for the crack in the door of the living room, the light fixture in the shower, and the mirror in the bathroom are in progress.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
BWR has been SE as an xxx for 5 years.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2024, the FC sale was scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, FC was closed due to loan reinstatement. As per the comment dated xx/xx/2025, the foreclosure was re-initiated on the loan. As per the comment dated xx/xx/2025, the sale was scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, FC was closed due to loan reinstatement.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 47 Tape Value: 50 |---| -3 |----| -6.00000% Comment: Tape shows the Age of loan 50, but the audit value shows 47. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 30.493%   Tape Value: 30.529%   Variance: -0.036%   Variance %: -0.03600%   Comment: Tape shows the borrower DTI ratio percentage as 30.529%, but the audit value shows 30.493%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 29.806% Tape Value: 29.028% Variance: 0.778% Variance %: 0.77800% Comment: Tape shows the Hosing Ratio per U/W (xxx) 29.028%, but the audit value shows 29.806%. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. MI payment received on xx/xx/2025 is more than 60 days ago.

The seller confirmed the MI policy is no longer active."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 reflects Appraisal Fee at xxx. Final CD dated xx/xx/2022 reflects Appraisal Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xxx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0HLTT0PAGP1	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.000%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	3.677%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page # xxx in the amount of xxx with xxx. DBA: xxx.
There is an active prior UCC financing statement against the subject property in favor of xxx, which was recorded on xx/xx/2025.
There is a junior UCC financing statement against the subject property in favor of xxx, which was recorded on xx/xx/2026.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
  As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2026, the reason for default is excessive obligation.
The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
BWR has been SE for 3.66 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -12.50000% Comment: Age of Loan is 7. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower First Name is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower Last Name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xxx) QM points and fees test due to fees charged xxx exceeds fees threshold of xxx over by +xxx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xxx exceeds fees threshold of xxx over by +xxx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3)     "BWR is an LLC. Note and mortgage documents were signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 8.399% exceeding the APR threshold of 8.070% over by +0.329%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xxx), (xxx), and (xxx). The loan failed the QM Safe Harbor threshold test due to the APR calculated as 8.356% exceeding the APR threshold of 8.070% over by +0.286%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KJ66FR4L81R	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Delaware	xxx	xxx	xxx	Delaware	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.125%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county & town taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data, the property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: As per the document, the age of loan is 7, but the tape shows 9. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: As per the document, the mortgage type is commercial, but the tape shows Conventional. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject is a multi-unit investment property. Appraisal report shows the subject is a 2-unit investment property. Redfin shows an estimated value of xxx. Current UPB is xxx.
																																																																																							BWR is an LLC. Note and mortgage documents were signed by the BWR as member of the LLC and not in the individual's name. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PLWIMVFXYXR	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Indiana	xxx	xxx	xxx	Indiana	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	33.427%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.58 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: The tape shows the Age of loan 6, but the audit value shows 5. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The tape shows the PMI Active No, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the MERS MIN Number - , but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -8.60215%   Comment: Tape shows the Original Appraisal Value is xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: The tape shows the original CLTV ratio percent of xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the Original Standard LTV (OLTV) at xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000 Tape Value: 111110000000 Variance: Variance %: Comment: Tape shows the Payment History String 111, but the audit value shows 000. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan fails the qualified mortgage lending policy points and fees test due to fees charged: xxx Exceeds the fees threshold of xxx Over by +xxx The below fees were included in the test: Points - Loan discount fee paid by borrower: xxx. Processing fee paid by borrower: xxx Underwriting Fee paid by Borrower: xxx"
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (xxx) QM points and fees test due to fees charged xxx, exceeding the fees threshold of xxx by +xxx.   The below fees were included in the test: Points - Loan discount fee paid by borrower: xxx. Processing fee paid by borrower: xxx Underwriting Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan closed with the wrong appraised value of xxx and xxx LTV instead of the original appraised value of xxx and xxx LTV. Zillow search shows an estimated value of xxx. Current UPB is xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan file."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M9LXEFDC8VG	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	34.214%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active prior UCC lien against the xxx in favor of xxx, which was recorded on xx/xx/2023.
The 1st installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of combined taxes for 2024 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.08 years on the job as a xxx with xxx, xxx.
BWR2 has 2.08 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: As per the document, the age of loan is 9, but the tape shows 10. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document, Is PMI active? is not applicable, but the tape shows no.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, MERS Min number is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000 Tape Value: 111110001111 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject was acquired on 7/23 for xxx. Subject is a MH on 3 acres with additional buildings. Loan originated xx/xx/2025 in the amount of xxx on an appraised value of xxx. Redfin show an estimated value of xxx. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. This is an increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees and Recording fee at xxx. FCD dated xx/xx/2025 reflects the sum of Section C and Recording fee at xxx. This is a cumulative increase of +xxx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was originated as a Conventional 5/6 ARM for an ineligible property type (xxx), which does not meet product eligibility requirements. Further details not provided."	* Property is Manufactured Housing (Lvl 2) "The subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at "xxx" state that the manufactured home with serial #xxx has been affixed to the permanent foundation."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PN116Y5ZRYP	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	xxx	47.273%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual 1st and 2nd installments of county taxes for 2025-2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.75 years on the job as an xxx with xxx. Additionally, BWR has been SE for 6 years at xxx.  BWR2 has 5.58 years on the job as a xxx with xxx. Additionally, BWR has been SE for 6 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Dicsloures Missing Initial LE Notice of Servicing Transfer	Field: Age of Loan Loan Value: 47 Tape Value: 48 |---| -1 |----| -2.08333% Comment: Tape shows the age of loan is 48, and the audit value shows 47. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.273%   Tape Value: 47.046%   Variance: 0.227%   Variance %: 0.22700%   Comment: Tape shows the borrower DTI ratio percent is 47.046%, and the audit value shows 47.273%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.00012%   Comment: Tape shows the current value is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: PMI active is no.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the MERS MIN number is null, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.00012%   Comment: Tape shows the original appraised value is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -4 (Days)   Variance %:    Comment: Tape shows the original note doc date is xx/xx/2022, and the audit value shows xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 111111112111 Variance: Variance %: Comment: Tape shows 11111111121111 and audit value shows 00000000000000MMMMMMM. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was never activated. Loan is not insured."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete as the initial LE is missing from loan documents. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.27%, as the borrower's income is xxx, and total expenses are in the amount of xxx. AUS report is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BTELI3649J1	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	40.446%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with MERS as nominee for xxx, xxx DBA xxx, xxx is an active prior UCC financing statement (xxx) against the subject property in favor of xxx, which was recorded on xx/xx/2022. There is a junior UCC financing statement against the subject property in favor of xxx, which was recorded on xx/xx/2024. There are two civil judgments against the borrower in favor of xxx and xxx, which were recorded on xx/xx/2025 and xx/xx/2026 in the total amount of xxx. The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx. No comment related to damage or repair is found in the servicing comments. As per the tape, the subject property is owner-occupied. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 5 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 23 Tape Value: 24 |---| -1 |----| -4.16666% Comment: Tape shows 24 and Audit value 23. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per loan documents.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111111111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: Tape shows Purchase and Audit value Cash Out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Tape shows Purchase and Audit value Refinance.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape shows single family and Audit value Pud. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The subject was refinanced on xx/xx/2024 with an appraised value of xxx. Mortgage is in the amount of xxx. Online sites show an estimated value of xxx. The current UPB is xxx. Elevated for client review."	* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3) "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
																																																																																							* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K1OP92Q0YGN	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	xxx	49.247%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xxx in the amount of xxx with xxx.
There is an active prior UCC lien against the xxx in favor of xxx, which was recorded on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine RFD.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 5 months on the job as a xxx at xxx. Additionally, BWR1 has 5 months on the second job as a xxx with xxx. Previously, BWR had multiple jobs in the last two years in the same line of work.
  BWR2 has 24.41 years on the job as a xxx at xxx. Additionally, BWR2 has 3 years on the second job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 11 Tape Value: 10 |---| 1 |----| 10.00000% Comment: Age of loan is 11. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.247%   Tape Value: 67.874%   Variance: -18.627%   Variance %: -18.62700%   Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN Number is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000 Tape Value: 111111101111 Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved as NOO at 49.25%. Tape shows the lender miscalculated rental income, and an auto debt was improperly excluded from liabilities. Revised DTI is 67.87%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 5 months on the job as a xxx at xxx. Additionally, BWR1 has 5 months on the second job as a xxx with xxx. BWR2 has 24.41 years on the job as a xxx at xxx. Additionally, BWR2 has 3 years on the second job as a xxx with xxx, FICO 720, xxx equity in the subject, and xxx residual income."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42FK726728H	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	180	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.259%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is a prior state tax lien against xxx in favor of the xxx, which was recorded on xx/xx/2019 in the amount of xxx. The borrower's name mentioned on the supporting document is inconsistent with the subject borrower.
The first installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: First Payment Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 |---| -30 (Days) |----| Comment: Tape shows the first payment date is xx/xx/2026, and the audit value shows xx/xx/2026. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date is xx/xx/2026, and the audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI active is NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the MERS MIN number is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -6 (Days)   Variance %:    Comment: Tape shows the original note doc date is xx/xx/2026, and the audit value shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2041   Tape Value: xx/xx/2041   Variance: -31 (Days)   Variance %:    Comment: Tape shows the stated maturity date is xx/xx/2041, and the audit value shows xx/xx/2041.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 178 Tape Value: 179 Variance: -1 Variance %: -0.55865% Comment: Tape shows the stated remaining term is 179, and the audit value shows 178. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity CE report show the subject loan failed the CD timing issue test, as the initial closing disclosure receipt date is less than three business days before the consummation date. Subject originated on xx/xx/2026."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "This loan failed the initial closing disclosure delivery date test. The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16C3WF5IHNV	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Wisconsin	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	16.000%	Not Applicable	2 Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	32.449%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xxx in the amount of xxx with xxx, a xxx
There is an active junior mortgage against the subject property in favor of the xxx, in the amount of xxx, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xxx
The 1st installment of county taxes for 2024 has been partially paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2024 has been partially paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is in performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 4.08 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: Tape shows the Age of loan 12, but the audit value shows 11. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date xx/xx/2026, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows the MERS MIN Number xxx, but the audit value shows xxx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower did not make the minimum 3% contribution. Final CD shows the borrower only contributed xxx towards the cash-to-close requirement. The sales price is xxx."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FLCSPHZFBZT	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	36.282%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st & 2nd annual installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 does not have any employment history.
BWR2 receives SSI, or retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -12.50000% Comment: Age of Loan is 7. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is Not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN number is xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: Original Appraisal date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -3 (Days) Variance %: Comment: Original Note Doc date is xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test."
* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the final CD was not delivered to BWR on time. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings: The Revised Loan Estimate Receipt Date is before the Revised Loan Estimate Delivery Date, or the initial Closing Disclosure. The receipt date is before the initial closing disclosure delivery date, or the revised closing disclosure receipt date is before the revised closing disclosure delivery date.

																																																																																								The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FTNAO41B1Z5	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Iowa	xxx	xxx	xxx	Iowa	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xxx	Not Applicable	No	xxx	Not Applicable	xxx	6.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	No	Not Applicable	Unavailable	xxx	Not Applicable	43.255%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xxx	Not Applicable	5.760%	xxx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.760%. The current UPB is xxx. The due dates were advanced from xx/xx/2024 to xx/xx/2025 due to modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan is modified on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 7 with the case #xxx on xx/xx/2024. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2025.
No foreclosure activity has been found.
BWR has 8.08 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xxx, filed bankruptcy under Chapter 7 with the case #xxx on xx/xx/2024. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2025.	The modification agreement was made between the borrower, xxx a/k/a xxx A. xxx, and the lender, xxx, on xx/xx/2025. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 5.760% beginning on xx/xx/2025 and a maturity date of xx/xx/2053. There are no deferred balance and principal-forgiven amount.	Flood Certificate Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 34 Tape Value: 35 |---| -1 |----| -2.85714% Comment: As per the document age of loan 34 but tape shows 34. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Tape shows did a modification change note terms is No.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per the mortgage document MERS MIN Number updated.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -6 (Days)   Variance %:    Comment: As per the note document original note doc date updated.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2053   Variance: -61 (Days)   Variance %:    Comment: As per the document stated maturity date is xx/xx/2053 but tape shows as xx/xx/2053.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 324 Tape Value: 326 Variance: -2 Variance %: -0.61349% Comment: As per the document stated remaining term is 324 but tape shows as 326. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 43.25%. Tape shows undisclosed debt with xxx. Revised DTI is 46.71. Further details not provided. BWR defect. The subject originated on xx/xx/2023, and the 3-year SOL has expired. BWR has 8.08 years on the job as a xxx with xxx. FICO 704 and xxx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the state regulations for the prohibited fees test.
The below fees were included in the test:
Administration Fee paid by Borrower: xxx
Title - IA Title Guaranty Fee paid by Borrower: xxx
Title Document Preparation Fee paid by Borrower: xxx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 does reflect points - loan discount fee xxx. The CD dated xx/xx/2023 does reflect points - loan discount fee of xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2023, and the 3-year SOL has expired."
* Missing flood cert (Lvl 2)     "Flood certification document is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WCJ1129Q767	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.473%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property in favor of xxx, which was recorded on xx/xx/2025 in the amount of xxx.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
Tape shows that the subject property is an ineligible condo due to required critical repairs. The appraisal shows the subject property's completion status "as is" with xxx. Images of the living room and bedroom show the flooring is incomplete or needs to be repaired. Further details are not provided. The condo questionnaire available at xxx. xxx.pdf, pg. #xxx, also does not confirm the repairs are completed. Subsequent CCs do not reflect any damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.83 years on the job as a xxx with xxx. Additionally, BWR has been SE for 2.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: As per the document, the age of loan is 9, but the tape shows 10. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, MERS MIN number is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the MI company is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document, the original standard LTV is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000   Tape Value: 111110000221   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Low Rise Condo (1-4 Stories) Tape Value: 2 Family Variance: Variance %: Comment: As per the document, the subject property type is low rise condo, but the tape shows 2 family. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows condo questionnaire questions regarding critical repairs not answered. Appraisal report is as is, and the condo questionnaire does not show any damage or repair work. Redfin search shows an estimated value of xxx. Current UPB is xxx."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx/xx/2025 is more than 60 calendar days after the consummation date xx/xx/2025."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
000PQ72AP8Q	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	No	No	xxx	xxx	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xxx with an interest rate of 5.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine RFD
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 6 Tape Value: 4 |---| 2 |----| 50.00000% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower first name is douglas.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: Is PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.00323%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 354 Tape Value: 355 Variance: -1 Variance %: -0.28169% Comment: Stated remaining term is 354. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the revised closing disclosure delivery date test. The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active.

TRID total of payment disclosed on final CD as xxx. Calculated total of payments is xxx for an under disclosed amount of -xxx. The disclosed total of payments of xxx is not considered accurate due to it is understated by more than xxx.

TRID rescission total of payments disclosed on final CD as xxx. Calculated total of payments is xxx for an under disclosed amount of -xxx. The disclosed total of payments of xxx is not considered accurate due to it is understated by more than xxx.
Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2025. Initial LE dated xx/xx/2025 reflects lender credit at xxx. Final CD dated xx/xx/2025 does not reflect lender credit. This is decrease of -xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2025 and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan did not meet the GNMA seasoning provision requirements. Further details not provided. Subject originated on xx/xx/2025."			Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YNDUQU2J1SW	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.735%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025, xx/xx/2025, xx/xx/2026, and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 5.66 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.735% Tape Value: 46.000% |---| -1.265% |----| -1.26500% Comment: BRW DTI ratio percent is 44.735%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 38.866%   Tape Value: 38.000%   Variance: 0.866%   Variance %: 0.86600%   Comment: Housing ratio per U/W (xxx) is 38.866%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MERS MIN number is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.735%. File is missing the lease for the departing residence. Revised income unable to be determined. Further details not provided. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 5.66 years at xxx, a FICO score of 683, 0X30 since inception, xxx equity in the subject, and xxx residual income."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the TILA finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx.
The TRID total of payment disclosed on the final CD is xxx. The calculated total of payments is xxx for an under-disclosed amount of -xxx. The disclosed total of payments of xxx is not considered accurate as it is understated by more than xxx.
The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects the Points - Loan Discount Fee at xxx. The CD dated xx/xx/2025 reflects the Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan was repurchased from Freddie Mac due to multiple issues. Further details not provided. Subject loan was originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD reflects cash to in the amount of xxx."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ES3Y1E2GO4O	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.750%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	43.742%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xxx in the amount of xxx with xxx.com, LLC.
There is a junior UCC judgment against the borrower in favor of xxx, which was recorded on xx/xx/2022.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.750%. The current UPB, as reflected in the tape, is xxx with the deferred balance of xxx.
As per the comment dated xx/xx/2022, the borrower was approved for a deferral plan from xx/xx/2021 to xx/xx/2022 in the total amount of xxx. As per the Deferment Agreement located at "xxx" the deferred amount is xxx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2020   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111111111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the hazard insurance policy and HOA dues information for the REO property are missing. As a result, the loan is ineligible for sale to Freddie Mac."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xxx. Current UPB is xxx."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject approved at 43.74%. Tape shows the lender did not establish 3 years continuity of income. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2020, and the 3-year SOL has expired. BWR receives social security, IRS distribution, and retirement income, FICO 759, 0X30 in the last 24 months."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 43.74%, the borrower income is xxx, and total expenses are in the amount of xxx, and the loan was underwritten by LP (xxx), and its recommendation is "xxx" with a DTI of 44%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N5052XS95JT	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	31.080%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 months on the job as a xxx with xxx. Previously, BWR had 2.25 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows borrower #1 middle name is xxx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is n/A.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows Is in Forbearance Indicator is No.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -1 (Days)   Variance %:    Comment: Appraisal reflects original appraised date as xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 111111111111 Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to misrepresentation and the subject property was listed for rent soon after closing. Further details not provided. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.08%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. Revised DTI is 36%. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 11 months on the job as a xxx with xxx, FICO 701, 0X30 in the last 24 months, xxx equity in the subject, and xxx residual income."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2J6UDMTSQH7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.500%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.828%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx. com, LLC.
No active judgments or liens have been found.
The 1st, 2nd, 3rd and 4th installments of county taxes for 2025 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a xxx at xxx. Previously, BWR had 24.41 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Minimum Payment Rate Floor Percent   Loan Value: Not Applicable   Tape Value: 2.750%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -2 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000000 Tape Value: 111111111111 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.82%. The tape shows the lender did not establish the stability of the qualifying income and all other obligations. The revised DTI is 63.18%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 7 months on the job as a xxx at xxx. FICO 786, 0X30 since inception, and xxx equity in the subject and xxx residual income."	* Compliance Testing (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure delivery date is less than three business days before the consummation date."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Loan Origination Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Loan Origination Fee paid by Borrower: xxx
																																																																																							Points - Loan Discount Fee paid by Borrower: xxx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KXBZVOGQAJ3	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Hawaii	xxx	xxx	xxx	Hawaii	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	48.720%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE for 13.91 years at xxx.
BWR2 has 5.41 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Is PMI is Active is N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -48 (Days)   Variance %:    Comment: original appraisal date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000000000000 Tape Value: 222220422222 Variance: Variance %: Comment: Tape shows 22222222220422222 and audit value shows 00000000000000000000000000000. Tape Source: Initial Tape Type:	3: Curable	* Private Mortgage Insurance is not active (Lvl 3) "Tape shows the subject loan is not insured.
xx/xx/2026: Seller confirmed that the MI is active. Downgraded to level 3."
* Property Marketability Issues (Lvl 3) "Subject loans was approved as SF OO. Tape and file show subject is a non-legal 3F with 2 of the 3 units not having full kitchens. Online sites support estimated value of xxx. Current UPB."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.72%. Tape shows BWR1 SE income qualified with only 1 year of tax returns instead of the required 2 years tax returns. Further details not provided. Lender defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has been SE for 13.91 years at xxx; BWR2 has 5.41 years on the job as a xxx with xxx. FICO 763, 0X30 since inception, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms not being provided to the borrower within three business days after the interest rate was locked on xx/xx/2024, xx/xx/2024, and xx/xx/2024."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2024 reflects an appraisal fee of xxx. The final CD dated xx/xx/2024 reflects an appraisal fee of xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OMXI4U5VT3L	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	34.495%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2024/2025/2026 have been paid in the total amount of xxx on xx/xx/2023, xx/xx/2024, and xx/xx/2025.
The annual utilities/MUD charges for 2026 are due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.875%. The current UPB is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.16 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI active status is N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -3 (Days)   Variance %:    Comment: Appraisal reflects original appraisal data as xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00 Tape Value: 000100000000 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as-is. The improvement and the photo addendum of the appraisal report show crack in the basement concrete floor. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents. An inspection report by a qualified professional is available, which does not show proof of completion of repairs. The final CD does not reflect the escrow holdback."
* Guideline is missing (Lvl 4) "Seller confirmed that this is a non-QM bank statement loan and that it requires manual underwriting (xxx). Guidelines is missing from the loan file."	* Compliance Testing (Lvl 3) "Tape and Infinity CE report shows the subject loan failed the TRID disclosure timing violation test. Further details not provided. Subject originated on xx/xx/2026."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial loan estimate dated xx/xx/2025 delivered on xx/xx/2025 which is more than 3 business days from initial application date xx/xx/2025. The subject loan is a purchase, originated on xx/xx/2026 and the 1-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4FUBWQDYEYQ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	2 Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.189%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 2.50 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in Forbearance Indicator is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -24 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2024.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000000000000000000000 Tape Value: 111111111111 Variance: Variance %: Comment: Payment History String is 00000000000000000000000 Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show the subject loan closed as a two-unit property with a basement that does not have separate access. Treating as SF. Subject closed with an appraised value of xxx. Redfin search shows an estimated value at xxx. Current UPB is xxx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RDSA1ZLVZCD	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	43.986%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB, reflected as per the tape, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.25 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 43.986% Tape Value: 55.358% |---| -11.372% |----| -11.37200% Comment: Tape shows borrower DTI ratio percent is 55.35%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 43.963%   Tape Value: 39.677%   Variance: 4.286%   Variance %: 4.28600%   Comment: Tape shows housing ratio U/W is 39.67%.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows Is in Forbearance Indicator is No.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows PMI Active is No.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -1 (Days)   Variance %:    Comment: Tape shows original Appraisal date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000 Tape Value: 111111111111 Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2024 does reflect a Transfer Taxes of xxx. The CD dated xx/xx/2024 reflects a Transfer Taxes at xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/2024, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xxx) QM points and fees test due to Fees charged xxx Exceeds Fees threshold of xxx by +xxx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xxx.
Points - Loan Discount Fee paid by Borrower: xxx.

Loan fails qualified mortgage lending policy points and fees test due to Fees charged xxx Exceeding Fees threshold of xxx by +xxx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xxx.
																																																																																							Points - Loan Discount Fee paid by Borrower: xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.98%. Tape shows undisclosed installment debt with a monthly payment of xxx. Revised DTI is 61.34%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 4.25 years on the job as an xxx at xxx, FICO 660, 0X30 since inception, xxx equity in the subject, and xxx residual income."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K5RNYG10CVJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.281%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 49.281% Tape Value: 101.413% |---| -52.132% |----| -52.13200% Comment: BWR DTI ratio percent is 49.281%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -11 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000000 Tape Value: 111111111111 Variance: Variance %: Comment: 0000000000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.28%. Tape shows undisclosed mortgage debt. The revised DTI is 101.413%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 14 years on the job as a xxx with xxx, FICO 800, 0X30 since inception, and xxx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6Y1UCV8TA79	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	23.362%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.990%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.33 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Forbearance indicator is N/A   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI is N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -12 (Days)   Variance %:    Comment: Appraisal date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000   Tape Value: 111111111111   Variance:    Variance %:    Comment: Updated as per PH.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 23.36%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 4.33 years at xxx. FICO 742, 0X30 since inception, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JOUXSZAQBOP	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New Jersey	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xxx	Investor	Yes	No	No	xxx	xxx	42.247%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual town taxes for 2026 have been exempt.
The annual utilities/MUD charges for 2026 have been paid in the amount of xxx on xx/xx/2026.
The first and second installments of town taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
The annual town taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is non-owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8 months on the job as an xxx at xxx. BWR1 has prior employment experience as a xxx with xxx. between xx/xx/2014 and xx/xx/2023 for 9.16 years.
  BWR2 has 1.66 years on the job as an xxx at xxx. BWR2 has prior employment experience as an xxx with xxx for 3.33 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -5 (Days)   Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000000000000000 Tape Value: 111111111111 Variance: Variance %: Comment: Tape shows 11111111111111 and audit value shows 0000000000000000000. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the condo project is non-warrantable, as the project has structural issues including, but not limited to, construction defects in the roof system, thin-brick exterior veneer, significant water intrusion into the balconies' framings, and signs of deterioration and structural instability. Review of the condo questionnaire shows a planned special assessment of xxx for an increase in insurance premiums. 1004D or an inspection report by a qualified professional is missing from the loan documents."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y3FM8RJ31I5	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	43.076%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.750%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 month on the job as a xxx at xxx. BWR1 had multiple jobs in the last 2 years.
BWR2 has 1.41 years on the job as a xxx at xxx. Previously, BWR2 was SE for 1.66 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 43.076% Tape Value: 43.075% |---| 0.001% |----| 0.00100% Comment: Borrower DTI ratio percent is 43.07%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -2 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000 Tape Value: 111110001111 Variance: Variance %: Comment: PH string is 0000000000. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 43.07%. Tape shows the stability of the borrower's income was not established, as the income used to qualify was based on a 40-hour workweek that was not supported by the employment documentation. Revised DTI is in excess of 100%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 1 month on the job as a xxx at xxx. BWR2 has 1.41 years on the job as a xxx at xxx, FICO 671, 0X30 since inception, and xxx equity in the subject."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (xxx). Final CD reflects seller credit of xxx, exceeding Freddie Mac limits, requiring a reduction to the purchase price. Further details not provided. Subject originated on xx/xx/2025."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NLWXKJV4KPQ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Indiana	xxx	xxx	xxx	Indiana	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.575%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	48.649%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.575%. The current UPB as per tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB is xxx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 2.16 years at xxx. Additionally, BWR1 has been SE as a xxx for 6.66 years. BWR2 has 15.91 years on the job as a xxx at xxx. Additionally, BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: No Tape Value: Yes |---| |----| Comment: B1 self employed is no. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.649%   Tape Value: 54.142%   Variance: -5.493%   Variance %: -5.49300%   Comment: Borrower DTI audit value is 52.251%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 36.667%   Tape Value: 40.807%   Variance: -4.140%   Variance %: -4.14000%   Comment: Housing ratio per U/W audit value is 41.003%.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in forbearance indicator is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -7 (Days)   Variance %:    Comment: Original appraisal audit Date xx/xx/2025.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000000 Tape Value: 111110000011 Variance: Variance %: Comment: Payment history string audit value is 000000. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.65%. The tape shows income miscalculation, as the lender did not verify the BWR2 social security with supporting documents. The revised DTI is 56.29%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE for 2.16 years at xxx. Additionally, BWR1 has been SE as a xxx for 6.66 years. BWR2 has 15.91 years on the job as a xxx at xxx. Additionally, BWR2 receives social security income. FICO 720, 0X30 since inception, xxx equity in the subject, and xxx residual income."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N7ZBRIBA8BE	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Jersey	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	20.097%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
xxx in the amount of xxx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.875%. The current UPB reflected as per the tape is xxx. As per the collection comment dated xx/xx/2025, xx/xx/2026 and xx/xx/2026, the payments made in the month of Oct 2025, April 2026 are borrower made payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 8.75 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Is in Forbearance Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Is PMI active is No.   Tape Source: Initial   Tape Type:
Field: Minimum Payment Rate Floor Percent   Loan Value: Not Applicable   Tape Value: 2.750%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -9 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2025.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000 Tape Value: 111110111111 Variance: Variance %: Comment: Payment history string is 0000000000. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape and file show the subject condominium project is ineligible, as the condo association is involved in litigation over repairs to the courtyards and garages and roof repairs to buildings A & B. The estimated cost to complete this work is xxx. Additionally, the submitted HOA questionnaire omits information on building safety, structural soundness, and habitability, which are essential for eligibility compliance. A structural inspection report by a licensed professional verifying the completion of repairs and structural integrity of the condo project is missing from the loan documents. Redfin search shows an estimated value of xxx. Current UPB xxx."	* Private Mortgage Insurance is not active (Lvl 3) "The subject loan is not insured. xx/xx/2026: Seller confirmed that the MI is active. Downgraded to level 3."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test: Buyer attorney costs paid by Borrower: xxx CPL paid by Borrower: xxx loan assessment paid by Seller: xxx HOA capital contribution paid by Borrower: xxx HOA move-in fee paid by Borrower: xxx HOA parking prepaid paid by borrower: xxx HOA-prepaid 2-month assessment paid by Borrower: xxx HOA reimbursement for resale paid by borrower: xxx HOA transition paid by borrower: xxx NJ tideland fee paid by Borrower: xxx NJ upper court search paid by Borrower: xxx Notice of settlement fee paid by Lender: xxx Overnight/wire fee paid by Seller: xxx Recommission paid by seller: xxx Re commissions paid by seller: xxx Reimbursement CCO paid by seller: xxx Seller notary services paid by Borrower: xxx Transaction MSMT fee paid by Lender: xxx Transition assessment paid by seller: xxx Wire fee paid by Seller: xxx"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0O4T32L91EE	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	44.887%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument # xxx in the amount of xxx with xxx.xxx.
There is a state tax lien against the xxx in favor of the xxx, which was recorded on xx/xx/2021 in the amount of xxx.
The 1st installment of county taxes for 2025 was paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the total amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 4 months on the job as a xxx with xxx. Previously, BWR1 had 1.91 years on the job as a xxx with xxx.
BWR2 has 11 months on the job as a xxx with xxx. Previously, BWR2 had 7.25 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.887% Tape Value: 47.485% |---| -2.598% |----| -2.59800% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 42.337%   Tape Value: 44.788%   Variance: -2.451%   Variance %: -2.45100%   Comment:    Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in Forbearance indicator is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -2 (Days)   Variance %:    Comment: Original Appraisal date is xx/xx/2024.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000000000000000000 Tape Value: 212111222122 Variance: Variance %: Comment: Tape shows 2122211111121122221222 and aud value shows 00000000000000000000. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI coverage was rescinded."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.88%. Tape shows lender did not reverify the borrower was not employed prior to closing. Revised DTI is 93.97%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 4 months on the job as a xxx with xxx. BWR2 has 11 months on the job as a xxx with xxx, FICO 745, 0X30 since inception, and xxx in equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J4MEL5YWSIZ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	34.152%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 10.08 years at xxx.
BWR2 has 9.75 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: No Tape Value: Yes |---| |----| Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 34.152%   Tape Value: 34.200%   Variance: -0.048%   Variance %: -0.04800%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.891%   Tape Value: 18.900%   Variance: -0.009%   Variance %: -0.00900%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000   Tape Value: 0   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 34.20%. The Lender used the BWR's SE xxx income to qualify when they were relocating from VA to TX. Revised DTI in excess of 100%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE as a xxx for 10 years, BWR 2 is employed with xxx as a xxx for 9.10 years, FICO 635, xxx reserves and xxx equity in the subject property. 0X30 since inception."
* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI coverage will be rescinded."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2025 reflects Points - Loan Discount Fee of xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2025. Initial LE dated xx/xx/2025 reflects lender credit at xxx. Final CD dated xx/xx/2025 reflects lender credit at xxx. This is decrease of -xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL has expired."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.230% exceeds APR threshold of 8.200% over by +0.030%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DCUVXVQFXM7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	xxx	50.355%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2026 are due in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is a servicing problem.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 5.58 years on the job as a xxx at xxx.
BWR2 has 2.08 years on the job as an xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 50.355% Tape Value: 49.500% |---| 0.855% |----| 0.85500% Comment: Borrower DTI ratio percent is 50.355%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 26.869%   Tape Value: 26.000%   Variance: 0.869%   Variance %: 0.86900%   Comment: Housing ratio per U/W (xxx) is 26.869%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000100000000001000 Tape Value: 0 Variance: Variance %: Comment: payment history string is 00000000001MMMMMMMMMM. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the MI was rescinded."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 50.35%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired. BWR1 has 5.58 years on the job as a xxx at xxx. BWR2 has 2.08 years on the job as an xxx at xxx. FICO 752, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14EM6UCJ98D	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Minnesota	xxx	xxx	xxx	Minnesota	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.249%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
AAccording to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.
As per the comment dated xx/xx/2026, the payments made in month of April 2026 are borrower made payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2026, the reason for default in excessive obligations.
As per the comment dated xx/xx/2026, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5 months on the job as an xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.249% Tape Value: 42.200% |---| 0.049% |----| 0.04900% Comment: Tape shows the borrower's DTI ratio percentage. The data provided is 42.20%; the audit value is 42.249%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 33.094%   Tape Value: 33.100%   Variance: -0.006%   Variance %: -0.00600%   Comment: Tape shows the Housing Ratio per U/W (xxx). The data provided is 33.100%; the audit value is 33.094%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 Variance: -17 (Days) Variance %: Comment: Tape shows the original note doc's date. The data provided is xx/xx/2023; the audit value is xx/xx/2023. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows "xxx" According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.24%. Tape shows income miscalculation. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL will expire on xx/xx/2026. BWR has 5 months on the job as an xxx with xxx, FICO 696, and xxx equity in the subject.

xx/xx/2026: Exception downgraded to LVL2 as 3 years SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14P1X6ZDMOM	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	South Carolina	xxx	xxx	xxx	South Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	33.237%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xxx in the amount of xxx with xxx.
There is an active prior civil judgment against prior owner "xxx"  in favor of xxx, which was recorded on xx/xx/2021 in the amount of xxx.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as a xxx at xxx. Previously, BWR had multiple jobs in the last 2 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 36 Tape Value: 37 |---| -1 |----| -2.70270% Comment: Age of loan is 36. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "According to an updated title report dated xx/xx/2026, the subject property was acquired by borrower xxx from 'xxx' on xx/xx/2023. The subject loan originated on xx/xx/2023. Tape shows the loan was repurchased in 12/2024, as the seller of the subject property did not honor the contract that the seller already had with another buyer and got sued in court. The lis pendens was filed on xx/xx/2023. The lis pendens was finally canceled through the court on xx/xx/2025."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4X72233CJYA	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.896%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the amount of xxx on xx/xx/2023 and xx/xx/2023, respectively.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2024 and xx/xx/2024, respectively.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2025, respectively.
The annual installment of utilities/MUD charges for 2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 13.33 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower #1 Middle Name is xxx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower Last Name is xxx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN Number is xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO. Further details not provided. Elevated for client review."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to the initial LE is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved as OO at 44.89%. Tape shows the subject is NOO, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 13.33 years on the job as a xxx with xxx. FICO 704, 0X30 since inception, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9YOPFVA2XB8	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th instalments of county taxes for 2026 were paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
BWR has 10.41 years on the job as xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 100 |---| -92 |----| -92.00000% Comment: As per the document age of loan 8 but tape shows 100. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: 43 (Days) Variance %: Comment: As per the note document original note doc date updated. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject loan approved as OO. Tape shows the subject is NOO, as the property is used as a rental property. Further details not provided. Elevated for client review."	* Compliance Testing (Lvl 3) "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects the lock extension at xxx. The CD dated xx/xx/2025 reflects the Lock Extension at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 49.54%. Tape shows the subject is NOO, as the property is used as rental property, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 10.41 years on the job as xxx with xxx, FICO 740, and xxx equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15LSD9HCCQF	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	42.934%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of County taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the seller's tape, the subject property is non-owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 7 |---| -3 |----| -42.85714% Comment: Tape shows age of loan as 7, but audit value shows 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.934%   Tape Value: 42.922%   Variance: 0.012%   Variance %: 0.01200%   Comment: Tape shows borrower DTI ratio percent as 42.922%, but audit value shows 42.353%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows MERS MIN number as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: 58 (Days) Variance %: Comment: Tape shows Original Note doc date as xx/xx/2025, but audit value shows xx/xx/2025. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as NOO at 42.93%. The tape shows an income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 10 years on the job as a xxx at xxx. FICO 793, and xxx equity in the subject. Review shows ATR confirmed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3LLCK18PMV7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.490%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	77.700%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment received on xx/xx/2026. The current P&I is xxx with an interest rate of 5.490%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
CCs do not show any damage.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
BWR1 receives social security income.
BWR2 has 4 months on the job as a xxx with xxx. Previously, BWR2 had multiple jobs in the last 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: 30 (Days)   Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated xx/xx/2026 shows subject to as an inspection by a licensed structural engineer is missing. The 1004D/engineer inspection report is missing from the loan file. Zillow shows an estimated value of xxx. Current UPB is xxx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject is a multi-unit. Appraisal report shows the subject is a Manufactured Home. Zillow shows an estimated value of xxx. Current UPB is xxx."
* Property is Manufactured Housing (Lvl 3) "As per the appraisal report, which is located at "xxx" the subject property type is a manufactured home. The manufactured home rider attached with the recorded mortgage located at "xxx" and affidavit of affixation recorded on xx/xx/2005 located at "xxx" state that the manufactured home with serial # xxx has been affixed to the permanent foundation. Final title policy schedule B located at "xxx" shows an exception for affixation of affidavit which was recorded as xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 77.70%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2026, and the 3-year SOL is active. BWR1 receives social security income. BWR2 has 4 months on the job as a xxx with xxx. FICO 682 and xxx equity in the subject. Review shows ATR confirmed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XOEGE9MT9KH	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Mexico	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	41.956%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2026, the reason for default is curtailment of income.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives dividends and social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 13 |---| -13 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN number is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: 47 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 360 Tape Value: 355 Variance: 5 Variance %: 1.40845% Comment: Stated remaining term is 360. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.95%. Tape shows undisclosed debt. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR receives dividends and social security income, FICO 751, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ISPA8PHDL9K	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.624%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	47.602%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.624%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.41 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Age of Loan is 8. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN Number is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: 35 (Days) Variance %: Comment: Original Note Doc Date is xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape and file show the appraisal report is subject to a required re-inspection by a licensed roofing company due to evidence of a leak in the attic, and the improvement section shows there is defective paint on patio pillars and doors. The total estimated cost to cure is available in the amount of xxx. 1004D, or a structural inspection report by a licensed roofing professional, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate.
The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xxx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E58JMMGZN6I	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	xxx	39.856%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2025.
The annual installment of county taxes for 2024 has been sold or forfeited in the amount of xxx, which is good through xx/xx/2026.
The annual installment of county taxes for 2024 has been partially paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 3.58 years at xxx.
BWR2 has 12.33 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 6 Tape Value: 11 |---| -5 |----| -45.45454% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.856%   Tape Value: 39.832%   Variance: 0.024%   Variance %: 0.02400%   Comment: The tape shows the borrower's DTI ratio percentage. The data provided is 39.832%. The audit value is 36.792%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: 56 (Days) Variance %: Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows a defect as an early payment default. According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4JXOKOLAM2Y	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.490%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	26.962%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.490%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 15.41 years on the job as a xxx with xxx.
BWR2 has been SE for 7 months at xxx. Previously, BWR2 had 2 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Age of loan is 8. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS Min number audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: 50 (Days) Variance %: Comment: Original note doc date audit value is xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 26.96%. The tape shows the lender did not establish the co-borrower's income history of 2 years. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 15.41 years on the job as a xxx with xxx. BWR2 has been SE for 7 months at xxx, with a FICO of 742 and xxx equity in the subject. Review shows ATR confirmed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88CE5OL2B8O	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Georgia	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.000%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	48.645%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with book/page #xxx in the amount of xxx, with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xxx with an interest rate of 6.00%. The current UPB, as reflected in the tape data, is xxx.	Collections Comments:As per tape data, the current status of the loan is performing.
According to the tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the tape data, is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 7.33 years at xxx. Additionally, BWR1 has been SE for 28.33 years at xxx. Also, BWR1 receives a pension, SSI income, and note receivable installment. BWR2 receives SSI and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: MERS MIN Number Loan Value: xxx Tape Value: xxx |---| |----| Comment: MERS MIN number is xxx. Tape Source: Initial Tape Type:
Field: Original Appraised Value Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: 3.44882% Comment: Original appraised value is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.65%. The Lender included xxx in Notes Receivable income on an inherited business without a 12-month history of receipt. Revised DTI 78.28%. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is SE as a xxx for 7.3 years, employed with xxx as a xxx for 25 years, receives SSI & Pension, BWR 2 receives SSI & Pension, FICO 746, xxx residual income, xxx reserves and xxx equity in the subject property."	* Loan does not conform to program guidelines (Lvl 3) "The tape data shows the pay string is the first payment, not yet due. The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xxx with an interest rate of 6.00%. The current UPB, as reflected in the tape data, is xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZQ2VJAVGXQX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.990%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	56.659%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There is a prior hospital lien against the xxx in favor of The xxx, which was recorded on xx/xx/2024. The amount of the lien is not mentioned.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per comment dated xx/xx/2026, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 6.66 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: Tape shows 6 but audit value shows 5. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows - but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 6.81451%   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 4.48132%   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape shows xxx but audit value shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Assets do not meet guidelines (Lvl 3) "Tape shows gift funds provided at closing were not properly documented, as a gift of xxx was provided in cash to purchase a cashier's check, and the source of the funds could not be verified. The bank statement in file shows xxx in assets, which does not satisfy the xxx cash-to-close requirement at closing. Further details not provided. Subject originated on xx/xx/2025."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the payment for due date 4/2026 was 30 days delinquent due to NSF, and the loan is now current and due for the 5/2026 payment. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents. The lock confirmation is available at xxx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NHQZMXO2QP2	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.125%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Cash Out	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	56.874%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Book/Page # xxx in the amount of xxx with xxx.
There is an active prior civil judgment against xxx in favor of xxx, which was recorded on xx/xx/2018 in the amount of xxx. The borrower's name does not match, and the supporting document does not have the SSN.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2025.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2024.
The annual combined taxes for 2024 have been paid in the amount of xxx on xx/xx/2024.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.125%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.16 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Age of loan is 1. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN number is xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -1.71990%   Comment: Original appraisal value is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV (OLTV) is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is subject to completion of removing the exterior discoloration on siding. The estimated cost to cure is xxx. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD reflects the escrow holdback amount of xxx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. Final CD dated xx/xx/2026 reflects Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2026, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the borrower made the required loan payment on time. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xxx.

The tape shows the property was acquired within 12 months of the refinance. UW used appraised value instead of acquisition cost. Loan closed over the max mortgage and is not eligible for insuring. Further details not provided. The subject loan originated on xx/xx/2026."
* Loan has escrow holdback. No proof it was released (Lvl 3)     "The final CD dated xx/xx/2026 reflects escrow holdback in the amount of xxx for release of escrow holdback is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "The loan failed the FHA QM Rebuttable Presumption points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Points - Loan Discount Fee paid by Borrower: xxx
																																																																																							Underwriting Fee paid by Borrower: xxx."	* Compliance Testing (Lvl 2) "Loan failed the FHA qualified mortgage safe harbor threshold test due to APR calculated at 5.973% exceeds the APR threshold of 7.956% under by -1.983%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XCXTAOL9CUA	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.875%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	45.582%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The tax status is to follow.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6 months on the job as an xxx with xxx. Previously, BWR was a student at the xxx for 4.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: 30-day Average SOFR Tape Value: |---| |----| Comment: ARM index type is 30 day average SOFR. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.582%   Tape Value: 65.695%   Variance: -20.113%   Variance %: -20.11300%   Comment: Borrower DTI ratio percent is 45.582%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS is xxx.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Conventional   Tape Value: VA   Variance:    Variance %:    Comment: Mortgage type is conventional.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -84.02215%   Comment: Appraisal value is xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -83.18181%   Comment: Sales price is xxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 358   Tape Value: 359   Variance: -1   Variance %: -0.27855%   Comment: Stated remaing term is 358 months.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: Subject property is attached. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.58%. The tape reflects an increased DTI of 65.69%. Further details not provided. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 6 months on the job as an xxx at xxx, FICO 764, 0X30 since inception, xxx equity in the subject, and xxx residual income."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan failed the revised closing disclosure delivery date test for the revised CD dated xx/xx/2026. The document tracker is missing, and 3 business days were added to get the receipt date xx/xx/2026, which is after the consummation date xx/xx/2026."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J6AQRSBWQIX	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	2 Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.662%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
There is a state tax warrant against the xxx in favor of the xxx, which was recorded on xx/xx/2026 with warrant ID #xxx in the amount of xxx.
The annual installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 1st & 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per collection comments dated xx/xx/2026, the reason for default is the inability to sell property.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 10.58 years on the job as a xxx at xxx. Additionally, xxx, VA benefits income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: age of loan 3 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MIN number xxx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.66%. Tape shows may be NOO as lender was not able to verify departing residence lease and income to qualify. Further detail not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 10.58 years on the job as a xxx at xxx, FICO 782, 0X30 since inception, and xxx equity in the subject."
																																																																																						* Occupancy concerns - (Lvl 4) "Subject is a 2-unit property approved as OO. Tape shows the subject may be NOO as lender was not able to verify departing residence lease. Further details not provided. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UKB964MMKZH	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Oklahoma	xxx	xxx	xxx	Oklahoma	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	46.575%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.990%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non-owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.41 years on the job as a xxx at xxx. BWR had multiple jobs in the last 2 years. Additionally, xxx, VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI active status is N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MERS MIN number is xxx. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase originated on xx/xx/2026."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the refinance was completed at the same interest rate as the original loan and does not meet the net tangible benefit requirement. Further details not provided. Review of the file shows the subject loan is a purchase transaction originated on xx/xx/2026."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YWQ0MUD6KSQ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	43.440%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6 months on the job as a xxx at xxx. Additionally, BWR has 4.08 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 |---| |----| Comment: Tape shows xx/xx/2026 and Audit value N/A. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS Number is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -5 (Days) Variance %: Comment: Tape shows xx/xx/2026 and Audit value xx/xx/2026. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2026 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2026 reflects Appraisal Re-Inspection Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2026, and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows loan did not meet foreclosure seasoning. Further details are not provided."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PLKXR1QPP7G	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Missouri	xxx	xxx	xxx	Missouri	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.375%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Not Applicable	xxx	xxx	Unavailable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Tape shows 2 and Audit value 1. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -5 (Days) Variance %: Comment: Tape shows xx/xx/2026 and Audit value xx/xx/2026. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows subject loan is not VA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet Ginnie Mae seasoning requirements. Further details not provided. Subject originated on xx/xx/2026."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99KMP05TNJ3	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Missouri	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	38.482%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14.91 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Tape shows 2 and Audit value 1. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows - and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment: Tape shows Primary and Audit value Secondary.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -1 (Days) Variance %: Comment: Tape shows xx/xx/2026 and Audit value xx/xx/2026. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the first lien prohibited fees test. The following fee was included in the test: Points - Loan Discount Fee paid by Seller: xxx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape states that a post close VOE shows BWR was no longer working and the revised DTI is 82%. BWR was employed at closing. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "A rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Occupancy concerns - (Lvl 3) "Subject was approved as a second home. Tape shows the property is used as a primary. Further details not provided."			Moderate	Not Covered	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UP5JARLFUM7	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.250%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	No	xxx	xxx	0.000%	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2026 have been exempted.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Age of loan is 1 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is pim Active is not applicable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Mers min number is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -5 (Days) Variance %: Comment: Original note doc date is xx/xx/2026. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows subject is not VA insured."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TD53SKJKMDJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	31.237%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx. The property tax status is not provided in the updated title report. There is a junior mortgage against the subject property in favor of xxx for xxx, which was recorded on xx/xx/2025 in the amount of xxx.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx. As per the tape, the subject property is owner-occupied. Unable to determine the reason for default. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR1 has 10.5 years on the job as a xxx with xxx. BWR2 has 11.41 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Tape shows the age of loan data provided is 7; audit value is 6. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -181 (Days)   Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows the MERS minimum number. The data provided is null. Audit value is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance is failing for state regulations. PA license validation test. In the state of PA, the lender is licensed under state ID #31242 as per the NMLS website."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the interest rate test due to the APR calculated at 7.250%, exceeding the APR threshold of 7.500% by +0.250%."
* Loan does not conform to program guidelines (Lvl 3)     "The tape and file show the homebuyer education certificate is missing from the loan file. The subject loan originated on xx/xx/2025."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Private Mortgage Insurance is not active (Lvl 3) "Tape shows the subject loan is not insured. The PH shows MI payment made on xx/xx/2026 for the due date of xx/xx/2026."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to the borrower in the amount of xxx."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 7.820% exceeding the APR threshold of 7.941% by +0.121%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx), and (xxx). The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 7.820%, exceeding the APR threshold of 7.875% by +0.055%."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7H1OTLK36F9	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$66.00	Unavailable	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Not Applicable	Not Applicable	Not Applicable	xxx	xxx	31.237%	Second	Unavailable	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xxx in the amount of xxx with xxx.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xxx with an interest rate of 7.500%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject is a DPA loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 31.237%   Tape Value: 27.755%   Variance: 3.482%   Variance %: 3.48200%   Comment: Borrower DTI ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.787%   Tape Value: 26.323%   Variance: 2.464%   Variance %: 2.46400%   Comment: Housing ratio per U?W (xxx) is 1.075%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -181 (Days)   Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN number is xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: Original CLTV ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is unavailable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated P&I Loan Value: Unavailable Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan used an incorrect copy of note, and a corrected copy of note showing interest-only terms is available in loan documents. Further details not provided."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YMF8H8WYXX7	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.711%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of combined taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Tape shows 10 but audit value is 9 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.71%. The Lender excluded debts. Revised DTI 51.53%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. BWR is retired with pension and SSI, FICO 759, xxx residual income, xxx reserves and xxx equity in the subject property. 0X30 since inception."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by xxx.

Subject loan is a purchase, originated on xx/xx/2025 and the SOL is 1 year.

																																																																																								xx/xx/2026: 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HMSMVKMWH3L	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Wisconsin	xxx	xxx	xxx	Wisconsin	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	30.304%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
For Parcel #xxx
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
For Parcel #xxx
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.75 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows PMI active is No.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN number is xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsurable by the FHA due to property flipping. The review of the appraisal report shows the date of the prior transaction of the subject was xx/xx/2025 with a sales price of xxx and the subject loan closed on xx/xx/2025 with a sales price of xxx. Improvements include the kitchen remodeled and bathroom updated. Further details not provided. Zillow search shows an estimated value of xxx. Current UPB is xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z492X0VNZJD	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Oklahoma	xxx	xxx	xxx	Oklahoma	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	xxx	49.960%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xxx	xxx	6.625%	xxx	xx/xx/2026	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx. There are two junior credit card judgments against the borrower in favor of xxx, which were recorded on xx/xx/2023 and xx/xx/2025 in the total amount of xxx. There is a junior civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2024 in the amount of xxx. The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xxx. The due dates were advanced from xx/xx/2023 to xx/xx/2026 due to loan modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
The loan was modified on xx/xx/2025.
As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2024 with the loan. As per the comment dated xx/xx/2025, the step petition was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was put on hold due to a loss mitigation workout. As per the comment dated xx/xx/2025, the FC was stopped due to modification. Further details not provided.
No post-close bankruptcy record has been found.
BWR1 has been a full-time student at xxx for 2.16 years.
BWR2 has 24 years on the job as a xxx.

Foreclosure Comments:As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2024 with the loan. As per the comment dated xx/xx/2025, the step petition was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was put on hold due to a loss mitigation workout. As per the comment dated xx/xx/2025, the FC was stopped due to modification. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2025. As per the modified term, the new principal balance is xxx. The interest-bearing amount is xxx, and the deferred balance is xxx. The monthly P&I is xxx with an interest rate of 6.625% beginning on xx/xx/2026 and a maturity date of xx/xx/2065. There is no principal forgiven amount.	Missing or error on the Rate Lock	Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 30 |---| 330 |----| 1100.00000% Comment: Tape shows loan original maturity term months as xxx, but audit value shows 360. Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: 30.000%   Tape Value: 47.000%   Variance: xxx   Variance %: -17.00000%   Comment: Tape shows MI coverage amount as 47%, but audit value shows 30%.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2025   Variance: 31 (Days)   Variance %:    Comment: xx/xx/2026   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2065 Tape Value: xx/xx/2052 Variance: 4778 (Days) Variance %: Comment: xx/xx/2065 Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per the seller's tape data and the modification located at "xxx" the deferred balance is xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.96%. Tape and file show an unacceptable source of funds was used for the closing, as the BWR used xxx from an unused student loan, xxx from a commercial line of credit, and xxx from personal checking funds as the source of funds. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has been a full-time student at xxx for 2.16 years. BWR2 has 24 years on the job as a xxx, FICO 728."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate.  This loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3619WSOUDQA	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Illinois	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.906%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xxx	xxx	6.250%	xxx	xx/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xxx, and the deferred amount is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected is xxx.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as a xxx with xxx. Previously, BWR had 4.83 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx. and xxx A. xxx, and the lender, xxx, on xx/xx/2024. As per the modified term, the new principal balance is xxx, out of which xxx is the interest-bearing amount and the deferred amount is xxx. The monthly P&I is xxx with an interest rate of 6.250% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no principal forgiven amount.	Field: Borrower DTI Ratio Percent Loan Value: 44.906% Tape Value: 49.360% |---| -4.454% |----| -4.45400% Comment: Borrower DTI Ratio Percent is 44.906%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is Not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 30   Variance: 330   Variance %: 1100.00000%   Comment: Loan Original Maturity Term Months 300.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 30.000%   Tape Value: 43.000%   Variance: xxx   Variance %: -13.00000%   Comment: MI Coverage amount is 30.000%.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2064 Tape Value: xx/xx/2052 Variance: 4383 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The loan has been active since origination in 2022 and is performing with a deferred principal balance of xxx. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx. The modification agreement was made on xx/xx/2024 with a modified UPB of xxx, out of which xxx is the interest-bearing amount and the deferred amount is xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.91%. Tape shows undisclosed auto loan debt. The revised DTI is 59%. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 1 month on the job as a xxx with xxx, FICO 736, xxx equity in the subject, and xxx residual income."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.90% as the borrower's income is xxx and total expenses are in the amount of xxx and the loan was underwritten by DU Locator xxx and its recommendation is Approve/Eligible with a DTI of 44.90%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2V9NZRR4C7B	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	38.494%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.16 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 30 |---| 330 |----| 1100.00000% Comment: Tape shows loan original maturity term months is 30. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO as the subject was listed for rent. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved as OO at 38.49%. Tape shows the subject is NOO, as the post-QC confirmed the subject was listed for rent on rental sites, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3.16 years on the job as a xxx with xxx, FICO 783, 0X30 in the last 24 months, and xxx equity in the subject."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RPMEFRYDMQB	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Rhode Island	xxx	xxx	xxx	Rhode Island	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.928%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2025 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 0.33 years on the job as a xxx at xxx.  BWR has prior employment experience as a xxx with xxx between xx/xx/2024 and xx/xx/2025 for 0.5 years.  BWR has prior employment experience as a xxx with xxx between xx/xx/2023 and xx/xx/2025 for 1.83 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value N/A. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 30 Variance: 330 Variance %: 1100.00000% Comment: Loan original maturity term months are 360. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is VA uninsured. Further details are not provided."	* Assets do not meet guidelines (Lvl 3) "Tape shows assets are insufficient for closing. Bank statements in the file shows a total available balance is xxx which does not satisfy the cash-to-close requirement of xxx. Further details not provided. The subject loan originated on xx/xx/2025."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the loan origination fee test due to the fee charged, xxx, exceeding the fees threshold of xxx by +xxx.  The following fees were included in this test: Pest inspection fee paid by borrower: xxx Real estate commission paid by Borrower: xxx Settlement or closing fee paid by borrower: xxx Title courier fee paid by borrower: xxx Title CPL paid by borrower: xxx Wire transfer fee paid by borrower: xxx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2025 does not reflect points—a loan discount fee. The final CD dated xx/xx/2025 reflects the points—a loan discount fee of xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SLSIZJFINLG	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Rhode Island	xxx	xxx	xxx	Rhode Island	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.625%	360	xx/xx/2024	xx/xx/2024	FHA	Fixed	Refinance	xxx	xxx	Streamline Refinance	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx, with xxx.
No active judgments or liens have been found.
For Parcel #xxx
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
The 1st, 2nd, 3rd, & 4th installments of county taxes for 2026 were due in the amount of xxx on different dates.
For Parcel #xxx
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
The 1st, 2nd, 3rd, & 4th installments of county taxes for 2026 were due in the amount of xxx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.625%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 0.000% |---| |----| Comment: Borrower DTI Ratio Percent is Not APplicable Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: Housing Ratio Per UW is Not Applicable   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active is Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 30   Variance: 330   Variance %: 1100.00000%   Comment: Loan Original Maturity Term Months is 360   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio Percent is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of Refinance Per HUD-1 is Limited Cash Out Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EQPDCFMOYSQ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Colorado	xxx	xxx	xxx	New Mexico	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	35.821%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 1.83 years at xxx. BWR has prior employment experience as a xxx with xxx between xx/xx/2019 and xx/xx/2023 for 4.66 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 30   Variance: 330   Variance %: 1100.00000%   Comment: Loan origination maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CltV ratio percent is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured due to a CAIVRS number issue and FHA canceling the case number. Further details not provided. Subject loan originated on xx/xx/2025."				Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FI6Z4NH4UI3	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Massachusetts	xxx	xxx	xxx	Massachusetts	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.269%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xxx with xxx.
The property tax status is not available in the updated title report.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.66 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 48.269% Tape Value: 48.276% |---| -0.007% |----| -0.00700% Comment: BWR DTI 480.269%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 30   Variance: 330   Variance %: 1100.00000%   Comment: Maturity term months 360.   Tape Source: Initial   Tape Type:
																																																																																				Field: MI Coverage Amount Loan Value: 30.000% Tape Value: 53.000% Variance: xxx Variance %: -23.00000% Comment: MI coverage 30.000%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows LP findings were flipped as the xxx seller credit was not applied until closing. The LP in the file recommendation is Accept at 48%, and the final CD shows a xxx seller credit. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UGFFXOSF5IN	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The 1st installment of county taxes for 2026 has been delinquent in the amount of xxx, which was good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 0.000% |---| |----| Comment: BWR DTI ratio percent is N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: Housing ratio per U/W is N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 30 Variance: 330 Variance %: 1100.00000% Comment: Loan originl maturity term months are 360. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject approved as NOO using DSCR. The tape shows the subject property was leased to a business entity owned by BWR and used business assets of xxx from the tenant's name towards closing. Treating as commercial. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NKO0XY4CKEM	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	48.477%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
For parcel # xxx
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
For parcel # xxx
The 1st installment of county taxes for 2025-26 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11 months on the job as a xxx with xxx. Previously, BWR1 had 2.08 years on the job as a xxx at xxx.
BWR2 receives social security and asset depletion income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 30   Variance: 330   Variance %: 1100.00000%   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount Loan Value: 30.000% Tape Value: 61.000% Variance: xxx Variance %: -31.00000% Comment: MI coverage amount is 30.000%. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is ineligible due to a maximum LTV violation, as the loan closed at xxx LTV for an asset depletion loan. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.47%. Tape shows the lender used the non-occupying borrower's asset depletion income for qualifying. Revised DTI exceeds 50%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 11 months on the job as a xxx with xxx. BWR2 receives social security and asset depletion income, FICO 711, and xxx equity in the subject.

xx/xx/2026: Exception downgraded to LVL2 based on PH."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects the Points - Loan Discount Fee at xxx. The CD dated xx/xx/2024 reflects the Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2024. The initial LE dated xx/xx/2024 reflects the Lender Credit at xxx; the initial CD dated xx/xx/2024 does not reflect Lender Credit. This is a decrease of +xxx for a fee that has a 0% tolerance test. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M1B6NGGWUPC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Colorado	xxx	xxx	xxx	Montana	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.315%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
CCs do not show any damages.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.75 years on the job as a xxx at xxx. Previously, BWR had 7 months on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 44.315% Tape Value: 44.002% |---| 0.313% |----| 0.31300% Comment: BWR DTI ratio 44.315% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: current value N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 43.320%   Tape Value: 43.014%   Variance: 0.306%   Variance %: 0.30600%   Comment: housing ratio 43.32%   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000   Tape Value: 00000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: property address street xxx broadway xxx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and file show the subject condo project is ineligible due to critical repairs. Subject loan closed with xxx. The condo questionnaire shows siding and deck repairs are needed, and the estimated amount of special assessments has not been approved, and work has not been started. File shows the estimated amount of repairs is xxx. An inspection report by a licensed professional confirming the safety, soundness, and structural integrity of the subject property is missing from the loan file. The final CD does not reflect the escrow holdback."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XYG2KWBQ8QG	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.812%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	37.890%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.812%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE as a xxx for 9.83 years.
BWR2 has 3.66 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xxx)	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Is REO Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.89%. The tape shows BWR was not employed prior to closing. The revised DTI is 86.72% BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE as a xxx for 9.83 years. BWR2 has 3.66 years on the job as a xxx at xxx, FICO 734, 0X30 since inception, xxx equity in the subject, and xxx residual income."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to the borrower in the amount of xxx."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U9QJQRJKJOV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Oregon	xxx	xxx	xxx	Oregon	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.937%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	48.733%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.937%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the servicing comment dated xx/xx/2026, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2026, the foreclosure file has been closed due to the loan reinstatement.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
BWR1 has 4.33 years on the job as a xxx at xxx. Additionally, BWR1 receives social security income.
BWR2 receives social security income and retirement income.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2026, the foreclosure file has been closed due to the loan reinstatement.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 48.733% Tape Value: 60.797% |---| -12.064% |----| -12.06400% Comment: BWR DTI is 48.733%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.571%   Tape Value: 28.580%   Variance: -0.009%   Variance %: -0.00900%   Comment: Housing ratio 28.571%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -3 (Days)   Variance %:    Comment: Note date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000044443321100 Tape Value: 00007654332110000 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO, as the subject was listed for rent after closing. Further details not provided. Elevated for client review."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved as OO at 48.73%. Tape shows the subject is NOO, as the subject was listed for rent after closing, causing the lender to omit the BWR primary housing expense. Revised DTI is 69.12%. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 4.33 years on the job as a xxx at xxx. Additionally, BWR1 receives social security income, BWR2 receives social security income and retirement income, FICO 714, xxx equity in the subject, and xxx residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7JDMQBEEYEQ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.414%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.16 years on the job as a xxx with xxx. Additionally, BWR receives foster care income. BWR has been employed for a few months as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
																																																																																				Field: Is REO Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.41%. Tape shows the BWR was not employed at the time of closing. Revised DTI is 75.07%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.16 years on the job as a xxx with xxx. Additionally, BWR receives foster care income, FICO 766, 0X30 since inception, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UX2A275QK73	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Minnesota	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Secondary	Yes	Yes	Yes	xxx	Not Applicable	30.056%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per tape data, the occupancy of the property is stated as a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 41.58 years at xxx. Additionally, BWR has been SE for 18.83 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 30.056% Tape Value: 30.110% |---| -0.054% |----| -0.05400% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Loan Documentation Type Loan Value: Alternative Tape Value: Full Documentation Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject property is located in a declining market neighborhood, and the loan was approved with new guidelines, which require a reduction of 5% in LTV. Subject was purchased on xx/xx/2025 in the amount of xxx on an appraised value of xxx. Mortgage is in the amount of xxx. Zillow search shows an estimated value of xxx. Current UPB is xxx. Elevated for client review."				Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
08SE032DK85	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.250%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	34.737%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument# xxx in the amount of xxx in favor of xxx for xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
The annual city taxes for 2025 have been paid in the amount of xxx on xx/xx/2026
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:As per the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data, the subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 3.83 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 34.737% Tape Value: 34.740% |---| -0.003% |----| -0.00300% Comment: BRW DTI ratio percent is 34.737%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.869%   Tape Value: 29.870%   Variance: -0.001%   Variance %: -0.00100%   Comment: Housing ratio per U/W (xxx) is 29.869%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -4 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000   Tape Value: 000   Variance:    Variance %:    Comment: Payment history string is 0000.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: As per the note, recorded mortgage the property address is xxx. The final xxx and tax report attached with the updated title report reflects "xxx". Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance, originated on xx/xx/2026, and the 3-year SOL is active."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "The home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "The home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan qualified using the bank statement program is ineligible, as the BWR submitted 2 years of tax returns and tax transcripts. Further details not provided. Subject loan originated on xx/xx/2026. Review shows ATR confirmed."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 8.393%, exceeding the APR threshold of 7.690% by +0.703%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xxx), (xxx), and (xxx).

																																																																																								The loan failed the Qualified Mortgage Safe Harbor threshold test due to the APR calculated at 8.390%, which exceeds the APR threshold of 7.690% by +0.700%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HONT1E7BLZA	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Minnesota	xxx	xxx	xxx	Minnesota	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.750%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	35.730%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
There is a state tax lien against the borrower in favour of the State of Minnesota which was recorded on xx/xx/2022 in the amount of xxx.
The 1st installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2026, the reason for default is unemployment.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
According to the comment dated xx/xx/2025, the subject property was damaged. The insurance claim funds were received in the amount of xxx. The remaining xxx is required to complete the window installation. As per the comment dated xx/xx/2025, it states that 75% of the repairs have been completed. As per the loss draft inspection report dated xx/xx/2025, the 90% repairs have been completed. The repairs for fascia and downspouts are not completed yet. As per seller, based on the 90% inspection and the release of funds, the claim was closed and marked as completed on xx/xx/2025. No details available to confirm completion of the remaining repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 1 month on the job as a xxx with xxx. Previously, BWR1 had multiple jobs in the last 2 years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is reo active is NotApplicable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -12.80148%   Comment: Original appraised value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 012221100011111100000000 Tape Value: 222110001111110000000033 Variance: Variance %: Comment: Payment history string is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI coverage was never activated on the loan, as MI was not paid timely."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 does not reflect points - loan discount fee. The CD dated xx/xx/2020 reflects points - loan discount fee at xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2020, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XDA62SSG6RJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New Jersey	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	49.682%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens found.
The property tax status is not provided in the updated title report.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.33 years on the job as a xxx at xxx.
  BWR2 has 21 years on the job as a xxx at xxx for the Blind. Additionally, BWR2 has 5 years on the second job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value N/A. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MI Company is radian   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000 Tape Value: 00000000000000000 Variance: Variance %: Comment: payment history string is not applicable. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations for the prohibited fees test.
The below fees were included in the test:
Legal fee paid by Borrower: xxx
Survey Fee paid by Borrower: xxx
Tax and assessment fee paid by Borrower: xxx
Title Flood Certification Fee paid by Borrower: xxx
Transaction management fee paid by Borrower: xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.68%. Tape shows the borrower was qualified using incorrectly calculated and unsupported rental income. Revised DTI is 57.94%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 4.33 years on the job as a xxx at xxx. BWR2 has 21 years on the job as a xxx at xxx for the Blind, FICO 764, 0X30 since inception, xxx equity in the subject, and xxx residual income.

xx/xx/2026: Exception downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects the points - loan discount fee at xxx. CD dated xx/xx/2024 reflects points - loan discount fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MR57JU18430	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.434%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026 the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.75%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 29.66 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: current value is not applicable. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000 Tape Value: 0000000000 Variance: Variance %: Comment: payment history string is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects the points - loan discount fee at xxx. The PCCD dated xx/xx/2025 reflects points - loan discount fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.43%. Tape shows undisclosed debt. Revised DTI is 72%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 29.66 years on the job as a xxx with xxx, FICO 734, 0X30 since inception, xxx equity in the subject, and xxx residual income."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87I7B1DBNF2	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Tennessee	xxx	xxx	xxx	Tennessee	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	No	Yes	xxx	xxx	47.635%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xxx on xx/xx/2025.
The annual city taxes for 2025 were paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
The loan has not been modified since origination.
BWR1 has 5.83 years on the job as an xxx at xxx.
BWR2 has 4 months on the job as a xxx at xxx. Previously, BWR2 was a full-time student with the xxx for 12.83 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current Value is N/A. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000 Tape Value: 000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.64%. The tape shows the co-borrower was not employed at the time of closing. The lender did not document VOE 10 days prior to closing and did not establish the stability of the qualifying income. The revised DTI is 83.01%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 5.83 years on the job as an xxx at xxx. BWR2 has 4 months on the job as a xxx at xxx. FICO 725, 0X30 since inception, xxx equity in the subject, and xxx residual income."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed loan brokerage/finder fee test due to fee charged xxx fee threshold by xxx, over by +xxx.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Document Preparation Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Document Preparation Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
																																																																																							Underwriting Fee paid by Borrower: xxx."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DL0JKTZ8IZO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	6.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	38.282%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with the xxx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with the xxx.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives disability income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: BWR middle name xxx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 38.282%   Tape Value: 42.364%   Variance: -4.082%   Variance %: -4.08200%   Comment: DTI ratio 38.28%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.396%   Tape Value: 38.478%   Variance: -4.082%   Variance %: -4.08200%   Comment: Housing ratio 34.396%   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000 Tape Value: 000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2025 does not reflect Appraisal Re-Inspection Fee. The post CD dated xx/xx/2026 reflects Appraisal Re-Inspection Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2025 and the 1-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows force-placed homeowners insurance increased the payment. The expired credit report prevented a DU re-run with updated figures. Further details not provided. The subject originated on xx/xx/2025. Credit report dated xx/xx/2025 is available in the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SOOVQDHQMMJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	44.895%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.99%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per tape data, the property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR 1 has 2 months on the job as xxx with xxx. Additionally, BWR1 has 10 months on the job as xxx with xxx. Previously, BWR1 had 2 years on the job as a xxx with xxx.
  BWR 2 receives capital gain income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.895% Tape Value: 45.247% |---| -0.352% |----| -0.35200% Comment: Tape shows 45.247% and Audit value 44.895%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.884%   Tape Value: 29.111%   Variance: -0.227%   Variance %: -0.22700%   Comment: Tape shows 29.111% and Audit value 28.884%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000 Tape Value: 0000000000 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.24%. Tape shows unsupported alimony income was used to qualify the loan without required documentation. Revised DTI is 61%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 2 months on the job as xxx with xxx. Additionally, BWR1 has 10 months on the job as xxx with xxx. BWR 2 receives capital gain income, FICO 787, 0X30 since inception, xxx equity in the subject, and xxx residual income."	* Missing Initial Closing Disclosure (Lvl 3) "The initial closing disclosure is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case originated on xx/xx/2025, and the 1-year SOL has expired."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I35YP4LEFLD	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.597%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xxx. xxx in the amount of xxx with xxx.
No active judgments or liens found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.58 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MI Company is xxx   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape shows loan is Single family according to docs it is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.59%. The tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 8.25 years on the job as a xxx with xxx. FICO 701, 0X30 since inception, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54WNUUHX5FN	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	47.819%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2026 and recorded on xx/xx/2026 in the amount of xxx with xxx.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.75%. The current UPB reflected as per the payment history is xxx.
As per the collection comment dated xx/xx/2025, the payments made in the month of September 2025 are borrower-made payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows the Property Address Street xxx, but the audit value shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape and appraisal report show subject to the completion of multiple repairs, including exterior wood siding & framing/trim and soffit. The final 1004D or structural inspection report by a licensed professional is missing. The estimated cost to cure is available in the amount of xxx and the final CD reflects the escrow holdback in the amount of xxx."
																																																																																						* Loan has escrow holdback. No proof it was released (Lvl 4) "The tape and final CD dated xx/xx/2025 reflect an escrow holdback in the amount of xxx. Proof of release of escrow holdback is missing from the loan documents."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.82%. The Lender excluded debts. Revised DTI 55.73%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWRs are on SSI. FICO 783. xxx residual income. xxx reserves. xxx equity in the subject property. 0X30 since inception, including a xxx paydown in 9/25. UPB xxx."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EYMTC2QPBX0	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Alabama	xxx	xxx	xxx	Alabama	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	49.962%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with "xxx".
No active judgments or liens found.
Annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.08 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 49.962% Tape Value: 49.961% |---| 0.001% |----| 0.00100% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 17.195%   Tape Value: 19.851%   Variance: -2.656%   Variance %: -2.65600%   Comment: As per the document, the housing ratio per U/W is 17.194%, but the tape shows 19.851%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: MI Company Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: As per the document, the MI Company is xxx, but the tape shows other. Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape shows the subject loan is not salable to the agency, as the escrow holdback was not released within 6 months and was completed in February 2026. The subject loan originated on xx/xx/2025. The appraisal report was subject to the completion of repairs, and the final CD shows an escrow holdback of xxx. 1004D showing all the repairs have been completed is available in the file. Seller provided proof of release of the escrow holdback."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T9V39G5FQL7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	41.135%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 30 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 41.135% Tape Value: 41.108% |---| 0.027% |----| 0.02700% Comment: Tape shows the borrower DTI ratio percent is 41.108%, and the audit value shows 41.135%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value is xxx, and the audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.896%   Tape Value: 34.868%   Variance: 0.028%   Variance %: 0.02800%   Comment: Tape shows the housing ratio per U/W is 34.868%, and the audit value shows 34.896%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000000 Tape Value: 0000000 Variance: Variance %: Comment: U/A Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO, due to misrepresentation, as the property was rented while maintaining another primary residence. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.13%. Tape shows the subject is NOO, due to misrepresentation, as the property was rented while maintaining another primary residence. BWR defect. The revised DTI is 74%. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 30 years on the job as a xxx with xxx, FICO 721, 0X30 since inception, and xxx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TBPPRNR77VW	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	4 Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	48.122%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There is one junior mortgage against the subject property, which was recorded on xx/xx/2025 with instrument # xxx in the amount of xxx in the favor of the xxx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2 years on the job as a xxx with xxx. Additionally, BWR1 has 1.58 years of employment experience as a xxx with xxx.
BWR2 has 5.08 years on the job as a xxx with xxx.
BWR3 has 9.50 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 48.122% Tape Value: 48.227% |---| -0.105% |----| -0.10500% Comment: As per calculations BWR DTI ratio percent is 48.122%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 40.925%   Tape Value: 41.014%   Variance: -0.089%   Variance %: -0.08900%   Comment: As per calculations Housing ratio per U/W is 40.925%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows MI company name as xxx, but audit value shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject originated on xx/xx/2025 in the amount of xxx on an appraised value of xxx. Redfin show an estimated value of xxx. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2025. Subject loan is purchase, originated on xx/xx/2025 and the 1 year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xxx) QM Points and Fees test due to fees charged 31,575.00 exceeding the fee threshold of xxx by xxx. The below fees were included in the test: Administration Fee paid by Borrower: xxx
Funding, Wire, or Disbursement Fee paid by Borrower: xxx
Loan Origination Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

Loan fails QM points and fees test due to fees charged xxx exceeds fees threshold of xxx by +xxx.
The below fees were included in the test:
Administration Fee paid by Borrower: xxx
Funding, Wire, or Disbursement Fee paid by Borrower: xxx
Loan Origination Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is rejected for the purchase due to loan approved using LPA instead of the required DU with the recommendation 'xxx' for the FNMA bond program. A review of the LP shows the recommendation is 'xxx'. Further details are not provided. Review shows ATR confirmed."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0BCIPFYLFCJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	22.160%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx.
Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape data, the property is non-owner occupied.
BWR has 1 year on the job as a xxx with xxx. BWR has prior employment experience as a xxx with xxx for 1.08 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 6.465% Tape Value: 6.470% |---| -0.005% |----| -0.00500% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows REO active is No.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000 Tape Value: 00 Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report was subject to the removal of the damaged rear deck with an estimated cost to cure of xxx. The tape and post-closing 1004D show the damaged rear deck has been removed, and along with that, the appraiser observed that the subject property is currently in a significantly altered condition compared to the original appraisal, including, but not limited to, the kitchen, bathrooms, and some interior and exterior finishes that have been altered or removed. The final 1004D or inspection verifying the completion of renovation, is missing from the loan documents."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2026."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1103TDO2TO9	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	27.458%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
BWR1 receives other income.
BWR3 receives social security income.
BWR4 receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows xxx but audit value shows NA. Tape Source: Initial Tape Type:
Field: Is REO Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects transfer taxes at xxx. The CD dated xx/xx/2025 reflects transfer taxes at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan closed with xxx. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I8VO37IMMAX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	38.403%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The annual installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.75 years on the job as a xxx at xxx. Additionally, BWR1 is self-employed and has been running multiple businesses for 3.41 years.
BWR2 has 1.33 years on the job as an xxx at xxx. Previously, BWR2 had 1.91 years on the job as an xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: Original Note Doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: Limited Cash Out (GSE definition) Variance: Variance %: Comment: Purpose of Refinance per Hud -1 is cash out -other. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 38.40%. The tape shows the rental income is not supported as the rent checks do not tie to the bank statements provided. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 1.75 years on the job as a xxx at xxx. Additionally, BWR1 is self-employed and has been running multiple businesses for 3.41 years. BWR2 has 1.33 years on the job as an xxx at xxx. FICO 731, 0X30 since inception, and xxx equity in the subject. Review shows ATR confirmed."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects a points-loan discount fee at xxx. The CD dated xx/xx/2025 reflects a points-loan discount fee of xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O70ZA3MUMDL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xxx with the lender MERS as nominee for xxx.
No active liens and judgments have been found.
The annual combined taxes for 2025 were paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.375%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active is Not Applicable   Tape Source: Initial   Tape Type:
																																																																																				Field: Loan Documentation Type Loan Value: DSCR Tape Value: Alternative Variance: Variance %: Comment: Loan Documentation Type is DSCR Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan declined as GS implemented the enhanced review on business-purpose loans. GS concluded that the property's value and market rent should not be increased. Based on their reviewed value, the property's rental income was insufficient to achieve the required DSCR at the requested LTV, so the loan was declined. Subject originated xx/xx/2025. 0X30 since inception."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DMDJ6YWFIRC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Jersey	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	31.124%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 in the amount of xxx with the lender MERS as nominee for xxx. There is a prior state tax lien against the xxx in favor of the xxx which was recorded on xx/xx/2025. The annual town taxes for 2025 have been paid in the amount of xxx. The first and second installments of town taxes for 2026 have been paid in the total amount of xxx. The third installment of town taxes for 2026 is due in the amount of xxx on xx/xx/2026. No prior year's delinquent taxes have been found.	As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx. No details pertaining to the damage to the subject property have been observed. As per the tape, the subject property is owner-occupied. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has been SE for 4.91 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 31.124% Tape Value: 31.120% |---| 0.004% |----| 0.00400% Comment: updated as per loan audit. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.887%   Tape Value: 28.890%   Variance: -0.003%   Variance %: -0.00300%   Comment: Housing ratio U/W is 28.887%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active is Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan documentation type is Full Documentation   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: updated as per loan audit. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails the prohibited fees test. The below fees were included in the test: Buyer or borrower attorney fee paid by borrower: xxx CPL paid by Borrower: xxx HOA balance due Feb paid by Seller: xxx HOA dues paid by Seller: xxx HOA monthly dues paid by Borrower: xxx HOA non refundable membership paid by Borrower: xxx HOA non refundable work paid by Borrower: xxx HOA reimbursement paid by Borrower: xxx Internet download fee paid by Borrower: xxx Re commission paid by Seller: xxx Re commissions paid by the seller: xxx Re commissions, the seller paid by borrower: xxx Seller attorney paid by Seller: xxx Tax certificate paid by Borrower: xxx Title handling fee paid by Borrower: xxx Title transaction paid by Borrower: xxx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan qualified using the bank statement program is ineligible, as the BWR submitted 2 years of tax returns. Further details not provided. Subject loan originated on xx/xx/2026. Review shows ATR confirmed."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2PDTWN836PX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	31.557%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 2.5 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 31.557% Tape Value: 31.560% |---| -0.003% |----| -0.00300% Comment: Tape shows 31.560% but audit value shows 31.557%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 9.282%   Tape Value: 9.280%   Variance: 0.002%   Variance %: 0.00200%   Comment: Tape shows 9.280% but audit value shows 9.282%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio Percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: -0.46214% Comment: Sale Price (xxx) is xxx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan qualified using the bank statement program is ineligible, as the BWR submitted 2 years of tax returns and tax transcripts. Further details not provided. Subject loan originated on xx/xx/2026. Review shows ATR confirmed. 0X30 since inception."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 7.751% exceeds APR threshold of 7.560% over by +0.191%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated 7.751% exceeds APR threshold of 7.560% over by +0.191%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O3G68CRFZM6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.812%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	Not Applicable	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	35.541%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with book-page no. xxx in the amount of xxx with xxx. The subject mortgage was re-recorded on xx/xx/2026.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.812%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 48.58 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 35.541% Tape Value: 35.540% |---| 0.001% |----| 0.00100% Comment: BWR DTI ratio percent is 38.106%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 2.565%   Tape Value: 2.570%   Variance: -0.005%   Variance %: -0.00500%   Comment: Tape shows housing ratio is 2.570% but audit value is 2.565%.   Tape Source: Initial   Tape Type:
Field: Is REO Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the subject loan is a second home transaction with a xxx LTV and does not meet Freddie Mac guideline requirements for a minimum BWR contribution of 5% as the funds utilized were from a gift. The file does not show any assets submitted from BWR. The final CD shows a gift of xxx submitted towards closing."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the seller contribution of xxx exceeds the 6% limit on a xxx LTV loan, as the actual closing costs of xxx, after removing the IRS debt of xxx paid off through the transaction, increase the LTV from xxx to xxx."	* Cash out purchase (Lvl 2) "The subject loan is purchase. The final CD shows cash to in the amount of xxx."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the MD COMAR higher-priced mortgage loan test due to an APR calculated at 8.238% exceeds the APR threshold of 7.770% over by +0.468%. The subject loan is escrowed.

																																																																																								The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 8.233% exceeds the APR threshold of 7.770% by +0.463%."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FZK5SXMUXBO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	39.558%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument #xxx in the amount of xxx with xxx.
There is a prior IRS lien against the xxx in favor of 1833 Department of the Treasury - Internal Revenue Service, which was recorded on xx/xx/2021 in the amount of xxx. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There is a prior UCC lien against the xxx in favor of xxx, which was recorded on xx/xx/2024. As per the subordinate agreement located at "xxx" which was recorded on xx/xx/2026, the prior UCC lien was subordinated to the subject mortgage.
The 1st and 2nd installments of county taxes for 2025-2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.50%. The current UPB reflected as per the payment history is xxx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 years on the job as a xxx at xxx.com, Inc.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower #2 First name is Not Applicable. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower #2 Last name is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.558%   Tape Value: 39.560%   Variance: -0.002%   Variance %: -0.00200%   Comment: Borrower DTI Ratio Percent is 39.558%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.664%   Tape Value: 32.660%   Variance: 0.004%   Variance %: 0.00400%   Comment: Housing Ratio Per U/W (xxx) is 32.664%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio Percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -5 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: Limited Cash Out (GSE definition) Variance: Variance %: Comment: Purpose of Refinance per HUD-1 is Change in Rate/Term. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is; the photo addendum reflects the need to repair the broken garage window. The estimated cost to cure is not available in the loan file. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Compliance Testing (Lvl 3) "The tape shows the subject loan fails the APR threshold test. The Infinity CE report shows the loan did not fail the APR threshold test."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xxx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DLZDXWLSGHS	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Not Applicable	Primary	Yes	Yes	No	xxx	Not Applicable	31.234%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.99%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 2 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower #2 First name not Applicable. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower #2 last name is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 31.234%   Tape Value: 31.180%   Variance: 0.054%   Variance %: 0.05400%   Comment: Borrower DTI Ratio Percent is 31.074%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.599%   Tape Value: 29.550%   Variance: 0.049%   Variance %: 0.04900%   Comment: Housing ratio Per U/W (xxx) is 29.439%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows REO active is No.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio Percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -5 (Days)   Variance %:    Comment: Original Note Doc date is xx/xx/2026.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original Standard LTV (OLTV) is xxx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "ape shows the subject loan does not meet the required 12 months of seasoning guidelines for a cash-out refinance. Further details not provided. The subject loan originated on xx/xx/2026, FICO 762, and 0X30 since inception."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FZLCNNAX6RH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.017%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The taxes are to follow.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
According to the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.75 years on the job as an xxx at xxx. Previously, BWR had 2.58 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.017% Tape Value: 49.020% |---| -0.003% |----| -0.00300% Comment: Tape shows the borrower DTI ratio percentage as 49.020%, but the audit value shows 49.017%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.944%   Tape Value: 28.940%   Variance: 0.004%   Variance %: 0.00400%   Comment: Tape shows the Housing Ratio per U/W (xxx) 28,940%, but the audit value shows 28,944%.   Tape Source: Initial   Tape Type:
Field: Is REO Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Is REO Active? is Not Applicable Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the Pennsylvania license validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test.
The loan estimate dated xx/xx/2025 reflects the Points - Loan Discount Fee at xxx. The CD dated xx/xx/2026 reflects the Points - Loan Discount Fee at xxx. The loan estimate dated xx/xx/2025 does not reflect the Document Preparation Fee. The CD dated xx/xx/2026 reflects the document preparation fee at xxx. The loan estimate dated xx/xx/2025 does not reflect the processing fee. The CD dated xx/xx/2026 reflects the processing fee at xxx. The loan estimate dated xx/xx/2025 does not reflect the underwriting fee. The CD dated xx/xx/2026 reflects the underwriting fee at xxx. The loan estimate dated xx/xx/2025 does not reflect the VOE fee. The CD dated xx/xx/2026 reflects the VOE fee at xxx. This is a cumulative increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/2026, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.02%. The tape shows the lender did not establish the stability of the qualifying income and unsupported OT income used to qualify the BWR. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 1.75 years on the job as an xxx at xxx. FICO 780, 0X30 since inception, and xxx equity in the subject. Review shows ATR confirmed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E18FS95MRUL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.496%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument#xxx in the amount of xxx with xxx.
There are no active judgments or liens that have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx(xxx), which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 14.91 years at xxx. Additionally, BWR is self-employed and has been running multiple businesses for 6.83 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.496% Tape Value: 49.500% |---| -0.004% |----| -0.00400% Comment: As per the document, the borrower DTI ratio percent type is 49.496%, but the tape shows 49.500%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 49.496%   Tape Value: 49.500%   Variance: -0.004%   Variance %: -0.00400%   Comment: As per the document, the housing ratio per U/W is 49.496%, but the tape shows 49.500%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A,   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document, the original CLTV is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -5 (Days)   Variance %:    Comment: As per the document, the original note doc date is xx/xx/2026, but the tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: As per the document, the original standard LTV is xxx, but the tape shows xxx. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.49%. Tape shows the lender did not obtain evidence of payoff for the xxx debt prior to closing. Revised DTI is 51.20%. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has been SE for 14.91 years at xxx, FICO 746, 0X30 since inception, xxx equity in the subject, and xxx residual income. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56G9B3C8K8H	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Tennessee	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	xxx	52.765%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 10.5 years at xxx.
BWR2 has 9.83 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 52.765% Tape Value: 50.760% |---| 2.005% |----| 2.00500% Comment: Tape shows the borrower DTI ratio percent is 50.760%, and the audit value shows 52.571%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 30.077%   Tape Value: 25.540%   Variance: 4.537%   Variance %: 4.53700%   Comment: Tape shows the housing ratio per U/W is 25.540%, and the audit value shows 26.553%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -2 (Days)   Variance %:    Comment: Tape shows the original note date is xx/xx/2026, and the audit value shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape showa the purpose of refinance per HUD-1 is Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2026."
																																																																																						* Property is Commercial Prop (Lvl 4) "Subject NOO is a log cabin style home in rural TN showing as short term rental on the online sited. Treating as commercial. Elevated for client review."	* Property Marketability Issues (Lvl 3) "Subject originated xx/xx/2026 in the amount of xxx on an appraised value of xxx. Online sites show an average xxx. Current UPB xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.76%. Tape shows the primary residence PITI was not included in the DTI calculation, resulting in a DTI of 52.57%, and the required homeowners insurance renewal policy and proof of rental payment for the REO property were not obtained. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR1 has been SE for 10.5 years at xxx. BWR2 has 9.83 years on the job as a xxx with xxx. FICO 762, 0X30 since inception, xxx equity in the subject, and xxx residual income. Review shows ATR confirmed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3K76SEQE45U	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.000%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	39.884%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county tax for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.000%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 17.08 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.884% Tape Value: 37.530% |---| 2.354% |----| 2.35400% Comment: Borrower DTI ratio percent is 37.534%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 36.241%   Tape Value: 35.230%   Variance: 1.011%   Variance %: 1.01100%   Comment: Housing ratio per U/W 34.105%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -6 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000 Tape Value: 00 Variance: Variance %: Comment: Payment History String is Not Applicable. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows, the subject property is a 2-unit subject with 1 unit tenant occupied. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.88%. Tape shows a rental income miscalculation, as the subject property's tenant lease was month-to-month and did not meet the required 12-month lease requirement. Revised DTI is 44.48%. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 17.08 years on the job as a xxx with xxx, FICO 794, 0X30 since inception, xxx equity in the subject, and xxx residual income. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92NAR8QOUFP	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	38.252%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.33 years on the job as xxx at xxx.
BWR2 has 2.75 years on the job as xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Transmittal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 38.252% Tape Value: 36.220% |---| 2.032% |----| 2.03200% Comment: U/A. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 27.034%   Tape Value: 25.000%   Variance: 2.034%   Variance %: 2.03400%   Comment: U/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 35.000%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: 0.48192% Comment: As per the document original appraised value xxx, but tape shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* AUS is missing (Lvl 4) "The final AUS report is missing from the loan documents, as the loan was initially underwritten under the FHA program and the final loan closed as a conventional loan."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2026, and the 1-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2026 does not reflect Tax Service Fee. Final CD dated xx/xx/2026 reflects Tax Service Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2026, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan closed at xxx LTV and did not have MI coverage, as the loan UW initially under the FHA program using commission income from assets was not eligible under FHA, and eventually the loan closed as conventional without MI coverage."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents, as the loan was initially underwritten under the FHA program and the final loan closed as a conventional loan."			Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A4EPPXQVU4C	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non- owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Loan Documentation Type Loan Value: DSCR Tape Value: Alternative Variance: Variance %: Comment: Tape shows loan documentation type as Alternative, but audit value shows DSCR. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xxx, annual payments (xxx) are xxx, and the debt service cover ratio (xxx) is 0.79."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2026. Rental income verified using form 1007."
																																																																																							* Property Marketability Issues (Lvl 3) "The subject was purchased on xx/xx/2026 in the amount of xxx on an appraised value of xxx. The mortgage is in the amount of xxx. Online sites show an estimated value of xxx. The current UPB is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4JYTC7E1596	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Jersey	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xxx	Primary	Yes	Yes	Yes	xxx	Not Applicable	39.833%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx. No active judgments or liens have been found.
 For parcel #xxx
 The 1st and 2nd installments of town taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026. The annual town taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
For parcel #xxx
The 1st and 2nd installments of town taxes for 2026 have been exempted. The annual installments of town taxes for 2025 have been exempted.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB reflected as per the payment history is xxx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
 No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
BWR has 5 months on the job as an xxx at xxx. Additionally, BWR has 1.25 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 39.833% Tape Value: 39.830% |---| 0.003% |----| 0.00300% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 38.822%   Tape Value: 38.820%   Variance: 0.002%   Variance %: 0.00200%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the New Jersey prohibited fees test. The below fees were included in the test:
Abatement Buyers Portion paid by Borrower: xxx
Condo Questionnaire paid by Borrower: xxx
HOA Fees paid by Borrower: xxx
Legal Fee Buyer paid by Borrower: xxx
Security Deposit paid by Borrower: xxx
Title CPL paid by Borrower: xxx
Title Good Standing Fee paid by Borrower: xxx
Title Tax and Assessment Fee paid by Borrower: xxx
Title Transaction Management Fee paid by Borrower: xxx
Working Capital paid by Borrower: xxx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the appraisal waiver was lost prior to closing when the condo unit number was added, and the loan closed without a full appraisal. Review of the file shows PIW is available. Further details not provided. Redfin shows an estimated value of xxx. Current UPB is xxx."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O494CNKUW81	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.984%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument #xxx in the amount of xxx with xxx.
There is a prior credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2016 in the amount of xxx. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There is a prior child support lien against the xxx in favor of the xxx, which was recorded on xx/xx/2016; the amount is not given. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There are 02 prior credit judgments against the borrower in favor of xxx, which were recorded on xx/xx/2019 and xx/xx/2022 in the total amount of xxx. The SSN# of the borrower is not mentioned on supportive documents.
There is a prior civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2019 in the amount of xxx. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There is a prior child support lien against the xxx in favor of xxx, which was recorded on xx/xx/2021. The amount is not mentioned on the supportive document. The SSN# of the borrower is not mentioned on supportive documents.
There is a prior state tax lien against the xxx in favor of the xxx, which was recorded on xx/xx/2022 in the amount of xxx. The SSN# on the supportive document is inconsistent with the borrower's SSN.
The 1st and 2nd installments of county taxes for 2025-2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape dated, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 9 months on the job as a xxx at xxx. BWR has prior employment experience as a xxx with xxx between xx/xx/2024 and xx/xx/2025 for 1.00 year and experience as a xxx with xxx for 1 year.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Borrower DTI Ratio Percent Loan Value: 49.984% Tape Value: 49.980% |---| 0.004% |----| 0.00400% Comment: Tape shows 49.980% but audit value shows 49.984%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 49.984%   Tape Value: 49.980%   Variance: 0.004%   Variance %: 0.00400%   Comment: Tape shows 49.980% but audit value shows 49.984%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -6 (Days) Variance %: Comment: Tape shows xx/xx/2026 but audit value shows xx/xx/2026. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.98%. The Lender allowed the loan to close with limited credit and employment history. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xxx as a xxx. The BWR was previously a xxx with xxx."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject property is a manufactured home and does not meet the requirements of FNMA or FHLMC as the property was built in 1973. Zillow shows an estimated value of xxx. Current UPB is xxx."
* Missing proof of hazard insurance (Lvl 3)     "The hazard insurance certificate is missing from the loan file."
																																																																																							* Property is Manufactured Housing (Lvl 3) "Home is fixed. As per the appraisal report, which is located at "xxx" the subject property type is a manufactured home. The ALTA 7 endorsement is attached to the final title policy. Schedule B of the final title policy located at "xxx", which was recorded on xx/xx/2001."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5B08TUCLEP6	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Georgia	xxx	xxx	xxx	Maryland	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	39.930%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 22.08 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.930% Tape Value: 53.586% |---| -13.656% |----| -13.65600% Comment: As per DU DTI is 39.93%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 30 Variance: 330 Variance %: 1100.00000% Comment: As per note document loan term is 360 months. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 39.93%. Tape shows the lender miscalculated rental income on the REO property and miscalculated student loan debt. Revised DTI is 91%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 22.08 years on the job as a xxx with xxx, FICO 785, 0X30 since inception, xxx equity in the subject."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2025 reflects a credit report fee at xxx. The final CD dated xx/xx/2025 reflects a credit report fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V5G97G3L6EU	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.689%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx which was recorded on xx/xx/2025 with instrument #xxx in the amount of xxx.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 23.5 years on the job as a xxx at xxx. Additionally, BWR has 19.5 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows xxx but audit value shows xxx centergate xxx. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows the loan is ineligible for purchase, as more than 25% of the units are owned by one individual. Review of the appraisal report shows, per public record xxx owns more than 10% of the units within the project. Further details not provided. Zillow shows an estimated value of xxx. Current UPB is xxx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H3L7LCYVESU	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.180%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	34.419%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.180%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR1 has 1 month on the job as an xxx at xxx. Previously, BWR1 had multiple jobs in the last two years.  BWR2 has 5 months on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 34.419% Tape Value: 34.458% |---| -0.039% |----| -0.03900% Comment: Tape shows 34.458% and audit value shows 34.419%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: MI Company Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows xxx and audit value shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject loan was approved as OO. Tape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 34.41%. Tape shows the subject is NOO, due to misrepresentation, causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 1 month on the job as an xxx at xxx. BWR2 has 5 months on the job as a xxx at xxx. FICO 703, and xxx equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q3EPT938RP0	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.874%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument no. xxx in the amount of xxx with the lender MERS as nominee for xxx.
No active liens and judgments have been found.
The annual combined taxes for 2025 were paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.874%. The current UPB is xxx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MERS MIN Number is xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet seasoning period requirements of the GNMA announcement made in APM 19-05 & APM 21-06. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9ZMLPJTHLB5	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Alabama	xxx	xxx	xxx	Alabama	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.000%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	28.528%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xxx/Pg #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.25 years on the job as an xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the MERS MIN Number xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the MI Company xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 19.000%   Variance:    Variance %:    Comment: MI Coverage Amount is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: The tape shows the original CLTV ratio percent of xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape shows the Original Standard LTV (OLTV) at xxx, but the audit value shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan was funded without eligible AUS findings making the loan deficient. Further details not provided."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "The loan failed the FHA QM rebuttable presumption points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to the borrower in the amount of xxx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed the FHA qualified mortgage safe harbor threshold test due to APR calculated at 7.804% exceeds the APR threshold of 8.327% under by -0.523%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DRCS44V1MRE	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2024	xx/xx/2024	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Yes	xxx	xxx	25.000%	Not Applicable	Manufactured Housing	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual county taxes for 2024 have been paid in the amount of xxx on xx/xx/2024.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current Value is Not Appicable Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: is in forebearance indicator   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan Documentation Type is Streamline Refinance   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN Number is :xxx.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 25.000%   Tape Value: 20.000%   Variance: xxx   Variance %: 5.00000%   Comment: Mi Coverage is 25%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of Refinance Per HUD-1 is Limited Cash out Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the revised closing disclosure delivery date test. The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date.

This loan failed the TRID rate lock disclosure delivery date test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the subject did not meet the VA 210-day seasoning period requirement. Further details not provided. Subject originated on xx/xx/2024."
* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan, and the full amount for MI is charged at closing."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the updated title report dated xx/xx/2026, the subject property type is a manufactured home. The affidavit of affixation located at "xxx""		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8BA30RNDJO7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	45.138%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 16.173% Tape Value: 36.283% |---| -20.110% |----| -20.11000% Comment: Housing Ratio percentage is 16.173% Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape defect shows origination date, first payment date and maturity date mismatch in the origination note provided to the document custodian. Further details are not provided. As per the note in the loan file located at "xxx", the origination date is xx/xx/2022, first payment date is xx/xx/2022, and maturity date is xx/xx/2052."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.14% as the borrower's income is xxx and total expenses are in the amount of xxx and the loan was underwritten by DU Locator xxx PG#xxx and its recommendation is Approve/Eligible with a DTI of 45.14%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1B2SE927EOO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Tennessee	xxx	xxx	xxx	Tennessee	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.250%	360	xx/xx/2025	xx/xx/2026	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Yes	xxx	xxx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the seller tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: B! Self-Employed is Not Applicable Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan Documentation TypeStreamline Refinance   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS Min number is xxx.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 25.000%   Tape Value: 20.000%   Variance: xxx   Variance %: 5.00000%   Comment: Mi coverage amount is 25.00%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV is xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet seasoning period requirements of the GNMA announcements made in APM 19-05 & APM 21-06. Further details not provided."
* Required Documentation Missing (Lvl 3)     "The subject loan has a single-premium MI plan and full amount for MI charged at closing."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR not hand-dated by the borrower."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6EWMW7BPM8Q	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.990%	360	xx/xx/2024	xx/xx/2024	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	50.228%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 7.08 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Tape shows xxx audit value shows xxx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows other but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 19.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape shows xxx but audit value shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan exceeded the IPC contribution limit of 6% due to additional lender credit of xxx for fees exceeding the legal limit. Final CD shows a seller credit of xxx and a xxx lender credit exceeding the 6% threshold for IPC contribution. The subject loan originated on xx/xx/2024."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HSYID43ALD9	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.250%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Refinance	xxx	Unavailable	Streamline Refinance	Yes	xxx	xxx	25.000%	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Is in Forbearance Indicator Loan Value: Unavailable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 25.000%   Tape Value: 20.000%   Variance: xxx   Variance %: 5.00000%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape and file show the subject did not meet the VA seasoning period. Further details not provided. Subject originated on xx/xx/2026."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "The subject loan has a single-premium MI plan, and the full amount for MI is charged at closing."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9BMQY8F8VGU	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.125%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Yes	xxx	xxx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan is streamline.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: As per documents. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet seasoning period requirements of the GNMA announcements made in APM 19-05 & APM 21-06. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y3FF5RI875C	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.625%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Cash Out	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	25.345%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with the lender MERS as nominee for xxx 1 xxx.
No active liens and judgments have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.625%. The current UPB is xxx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13.5 years on the job as a xxx at xxx. Additionally, xxx, VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is Not Applicable Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MERS Min number is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Loan Origination Fee Test due to fees charged xxx exceed fees threshold of xxx by +xxx.
The below fees were included in this test:
Processing Fee paid by Borrower: xxx
Settlement or Closing Fee paid by Borrower: xxx
Termite Inspection Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx
Warehousing Fee paid by Borrower: xxx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. The CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. The loan estimate dated xx/xx/2025 reflects transfer taxes at xxx. The CD dated xx/xx/2025 reflects transfer taxes at xxx. This is a cumulative increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2025, and the SOL is 3 years.
Loan failed charges in total cannot increase more than a 10% tolerance test. The LE dated xx/xx/2025 reflects the sum of Section C fees and recording fees at xxx. The CD dated xx/xx/2025 reflects the sum of Section C and the recording fee at xxx. This is a cumulative increase of +xxx for charges that in total cannot increase more than 10% of the test. The COC for an increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet seasoning period requirements of the GNMA announcement made in APM 19-05 & APM 21-06. Further details not provided. Subject originated on xx/xx/2025."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FZ3DWB1NRYL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.990%	360	xx/xx/2024	xx/xx/2024	FHA	Fixed	Refinance	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	51.504%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to tape as of xx/xx/2026 the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xxx with an interest rate of 4.99%. The current UPB reflected as per the tape is xxx.

Collections Comments:The current status of the loan is performing.
According to tape as of xx/xx/2026 the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
Unable to determine the reason for default.
As per tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.91 years on the job as a xxx at xxx.
BWR2 has 2.91 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN Number is xxx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MI Company is xxx.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 17.000%   Variance:    Variance %:    Comment: MI coverage amount is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not FHA insured."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UTNDA1D8PGF	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Oklahoma	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.999%	348	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.999%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: B! self employed is not applicable. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is streamline refinance.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS min number is xxx.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 20.000%   Variance:    Variance %:    Comment: MI coverage amount is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ration percent is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV(OLTV) is xxx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Refinance purpose is no cash out. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan was approved as IRRRL and UW did not verify the IRRRL case number was attached to the subject property. Further details not provided. Subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OKK6S2IDY19	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.124%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	52.405%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.124%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13.58 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: current value N/A Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in forbearance indicator is not applicable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Mers Min Number is   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: 12.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance is Limited cash out Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 52.41%. The Lender miscalculated income. Per the employer, the BWR changed locations and the hourly rate declined in mid-2025. Revised DTI 58.79%. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xxx as a xxx for 13.7 years, FICO 779, xxx residual income, xxx reserves, xxx equity in the subject property. 0X30 since inception."
* MI, FHA or MIC missing and required (Lvl 4) "The mortgage insurance certificate is missing from the loan documents."	* Compliance Testing (Lvl 3) "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TRID rate lock disclosure delivery date test.
 The subject loan is a refinance, originated on xx/xx/2026, and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2026 does not reflect points - loan discount fee. The CD dated xx/xx/2026 reflects points - loan discount fee at xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a refinance, originated on xx/xx/2026, and the SOL is 3 years."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the 12-month seasoning requirement for refinance. Further details not provided. The subject loan originated on xx/xx/2026."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DT71YMJ2MV6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	57.442%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.41 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN Number is xxx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MI Company is xxx.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 19.000%   Variance:    Variance %:    Comment: MI Coverage Amount is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio Percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original Standard LTV (OLTV) is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* Compliance Testing (Lvl 3) "This loan failed the revised closing disclosure delivery date test due to the revised closing disclosure receipt date is xx/xx/2025, which is after the consummation date of xx/xx/2025."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file shows the subject loan approved at 57.44% is not eligible for UW with FHA AUS and AUS report in file show risk recommendation as accept with 57.44%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IUWZ1QQZV9M	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xxx	Primary	Yes	Yes	Yes	xxx	Not Applicable	42.400%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is a prior criminal judgment against the borrower in favor of the xxx, which was recorded on xx/xx/2009.
There are four prior civil judgments against the borrower in favor of xxx, which were recorded on different dates in the total amount of xxx.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.33 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: 42.400% Tape Value: 42.378% |---| 0.022% |----| 0.02200% Comment: Borrower DTI ratio percent is 42.400%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.526%   Tape Value: 39.503%   Variance: 0.023%   Variance %: 0.02300%   Comment: Housing ratio per U/W is 39.526%.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MERS MIN number is xxx. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the subject loan was invalidated due to BWR was short on funds for reserves. The bank statement available in the file shows xxx in assets, which satisfy the cash-to-close requirement of xxx, but the remaining assets of xxx fall short by xxx to meet the reserve requirement of xxx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. Initial LE dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. Initial LE dated xx/xx/2025 reflects Appraisal Fee at xxx. Final CD dated xx/xx/2025 reflects Appraisal Fee at xxx. Initial LE dated xx/xx/2025 reflects Transfer Taxes at xxx. Final CD dated xx/xx/2025 reflects Transfer Taxes at xxx. This is a cumulative increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active.  Loan failed charges in total cannot increase more than a 10% tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees and recording fees at xxx. The CD dated xx/xx/2025 reflects the sum of Section C and the recording fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% of the test. The COC for an increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xxx) QM points and fees test due to charged xxx exceeds the fees threshold of xxx over by +xxx. The below fees were included in the test: Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

Loan fails the qualified mortgage lending policy points and fees test failed due to fees charged xxx exceeds the fees threshold of xxx over by +xxx. The below fees were included in the test: Mortgage Broker Fee (xxx) xxx Points - Loan Discount Fee paid by Borrower: xxx Underwriting Fee paid by Borrower: xxx."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan file."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q5FHPBKHLLF	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.958%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property, which  was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xxx with instrument #xxx
An active property right dispute was noted located at "xxx", in favor of xxx, which was recorded on xx/xx/2024 against xxx, an unmarried woman; xxx xxx xxx, an unmarried man; et al. The amount of lien is not provided.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
BWR was qualified using the 12-month business bank statement loan program.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: B1 Self-Employed is NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.958%   Tape Value: 49.004%   Variance: 0.954%   Variance %: 0.95400%   Comment: BWR DTI ratio percent is 49.958%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 30.018%   Tape Value: 29.140%   Variance: 0.878%   Variance %: 0.87800%   Comment: Housing ratio per U/W (xxx) is 30.018%.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Alternative   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN number is xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -0.91463%   Comment: Original appraisal value is xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV is xxx. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity compliance report show the subject loan is HPML non-compliant. Further details not provided."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date being provided and the initial closing disclosure receipt date being less than three business days before the consummation date."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 9.070%, exceeding the APR threshold of 8.150% by +0.920%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xxx), (xxx), and (xxx)."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WDD0BE4Z69I	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.999%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	44.219%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
There is one prior civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2023 in the amount of xxx.
There is one junior civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2024 in the amount of xxx.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.999%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.41 years on the job as a xxx at xxx.
BWR2 has 2.41 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.219% Tape Value: 418.259% |---| -374.040% |----| -374.04000% Comment: Tape shows Borrower DTI Ratio Percent is 418.259% but audit value is given as 44.219%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 36.578%   Tape Value: 345.986%   Variance: -309.408%   Variance %: -309.40800%   Comment: Tape shows Housing ratio 345.986% but audit value given as 36.578%.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.21%. Tape reflects an increase in DTI of 418.25%. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 2.41 years on the job as a xxx at xxx. BWR2 has 2.41 years on the job as a xxx at xxx, FICO 687, 0X30 since inception, and xxx equity in the subject."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* Assets do not meet guidelines (Lvl 3) "Tape shows sufficient funds for the down payment and closing costs have not been satisfactorily verified. Bank statements in file show xxx in assets, and receipt evidence for gift assets of xxx and EMD of xxx satisfy the cash-to-close requirement of xxx at closing. Further details not provided. Subject originated on xx/xx/2024."	* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EG7FVPUW8U0	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.999%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.167%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.999%. The current UPB is xxx.
As per comment dated xx/xx/2026, the payment made in the month of May-2026 are borrower made payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.75 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS min number is xxx.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Mi company is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property address street is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per hud-1 is cash out-other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per hus-1 is cashout. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.16%. The tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 6.75 years on the job as a xxx with xxx, FICO 736, 0X30 since inception, and xxx equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q9K4VIFPR47	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	36.699%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.625%. The current UPB reflected as per the payment history is xxx and the deferred balance is xxx. As per the collection comment dated xx/xx/2025, there is a deferred balance in the amount of xxx. As per the seller's response, the deferment in the amount of xxx was completed on xx/xx/2025, and the due dates were advanced from xx/xx/2025 to xx/xx/2025.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.58 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 36.699% Tape Value: 51.172% |---| -14.473% |----| -14.47300% Comment: Tape shows 51.172% but audit value shows 37.795%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 14.795%   Tape Value: 13.293%   Variance: 1.502%   Variance %: 1.50200%   Comment: Tape shows 13.293% but audit value shows 0.000%.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Type of Ownership Loan Value: Fee simple Tape Value: Leasehold Variance: Variance %: Comment: Tape shows Leasehold but audit value shows Fee simple. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 36.69%. Tape shows the borrower's qualifying monthly rental liability was not supported. The owner of record for the subject rental property could not be determined, and the loan file lacked a payoff statement and a 12-month mortgage payment history. Further details not provided. Lender defect. The revised DTI is 51.17%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 3.58 years at xxx, FICO 665, xxx equity in the subject, and xxx residual income."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JE5P9PNY99W	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	South Carolina	xxx	xxx	xxx	South Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.519%	360	xx/xx/2025	xx/xx/2026	VA	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.519%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan approved as a streamline refinance loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Tape shows the borrower #2 last name is xxx, and the audit value shows xxx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value is xxx, and the audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows Is in Forbearance Indicator is No.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the MERS MIN number is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the original CLTV ratio percent is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape shows the original standard LTV is xxx, and the audit value shows xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2025 does reflect a  Mortgage Broker Fee of xxx. The CD dated xx/xx/2025 reflects a Mortgage Broker Fee at xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/2025, and the 3-year SOL is active.  TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2025. The initial LE dated xx/xx/2025 reflects a Lender Credit at +xxx. The final CD dated xx/xx/2025 reflects a Lender Credit at xxx. This is a decrease of -xxx for the fee, which has a 0% tolerance test. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan does not meet the seasoning period requirement of the GNMA announcement made in APM 19-05 & APM 21-06. Further details not provided. Subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CA6LROD38GM	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	25.569%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2026, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 11.58 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: As per the mortgage document MERS MIN Number updated. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YNIDYX4PFEC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.451%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	31.325%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
  The 1st, 2nd, 3rd, and 4th installments of borough taxes for 2026 have been paid in the total amount of xxx on different dates.
The 1st, 2nd, 3rd, and 4th installments of borough taxes and utilities/MUD charges for 2026 and 2027 are due in the total amount of xxx on different dates.
The annual utility/MUD charges for 2026 have been delinquent in the total amount of xxx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.451%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 18 years on the job as a xxx at xxx.
BWR2 has 27.16 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows xxx but audit value shows NA. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: -17.84509% Comment: Tape shows xxx but audit value shows xxx. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and the Infinity CE report show this loan failed the qualified mortgage APR threshold test.

																																																																																							Loan failed the qualified mortgage APR threshold test due to APR calculated at 11.456% exceeds the APR threshold of 8.410% over by +3.046%."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 11.456% exceeds the APR threshold of 7.660% over by +3.796%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A4OXUTQD2CE	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.131%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xxx in the amount of xxx with xxx.
There is a credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2026 in the amount of xxx.
The 1st & 2nd installments of county taxes for 2025-2026 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 25.91 years on the job as an xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.131% Tape Value: 100.000% |---| -55.869% |----| -55.86900% Comment: Borrower DTR ratio percent is 44.131%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 35.370%   Tape Value: 100.000%   Variance: -64.630%   Variance %: -64.63000%   Comment: Housing ration per U/W (xxx) is 35.370%   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -1 (Days) Variance %: Comment: Original note doc date is xx/xx/2022. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.13%. Tape shows the BWR was not employed at the time of closing. Revised DTI is 100%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 25.91 years on the job as an xxx with xxx, FICO 727, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y2514UL755R	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	South Carolina	xxx	xxx	xxx	South Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	40.245%	First	Short Form Policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property that was originated on xx/xx/2026 in favor of xxx in the amount of xxx, which was recorded on xx/xx/2026 with instrument #xxx
The annual installment of personal taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xxx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
Unable to determine the reason for the default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 1.58 years on the job as a xxx at xxx. Additionally, BWR1 has 1.25 years on the job as a xxx at xxx.
BWR2 has 4.25 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| -40.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN number is xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -0.93330%   Comment: Original appraised value is xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: 627.55286% Comment: Original stated P&I is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject loan is not FHA insured."	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient assets, and an undisclosed xxx personal loan was not sourced. The bank statement in the file shows xxx of available assets, which satisfy the cash-to-close requirement of xxx at closing. Further details not provided. Subject originated on xx/xx/2026."
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4U96TJE3UCZ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	27.124%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 11.16 years as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Age of loan is 1. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per loan documents.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MERS MIN Number is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 27.12%. The Lender allowed the loan to close with insufficient cash flow to support the monthly income used for qualifying. Revised DTI cannot be determined. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. Both BWR is SE with xxx for 10 years, FICO 753, unknown residual income, xxx reserves, xxx equity in the subject property."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2026 reflects a flood certification fee at xxx. The CD dated xx/xx/2026 reflects a flood certification fee at xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is available; the COC is not getting tested due to the loan failing the TRID delivery and timing test. The subject loan is a purchase case, originated on xx/xx/2026, and a 1-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows R1 VISA is not permitted/allowed. File shows BWR is a non-permanent resident alien who has an EAD (xxx) card valid till xx/xx/2029, and the work visa will expire on xx/xx/2026."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CKELHJ08X1D	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.249%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	xxx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to tape as of xx/xx/2026, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xxx with an interest rate of 7.24900%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to tape as of xx/xx/2026, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2026.  The current UPB is xxx.
As per the tape, occupancy of the subject property is non-owner occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: BWR first name is N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.05   Tape Value: 1.04   Variance: 0.01   Variance %: 0.96153%   Comment: Debt service coverage ratio (xxx) is 1.05.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN number is xxx.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Commercial   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is Commercial.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is Limited cash out (xxx).   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is a NOO refinance originated on xx/xx/2026."
* Property is Commercial Prop (Lvl 4) "Subject is NOO detached site condo unit showing as a short-term rental on the online site. Treating it as commercial. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee.

																																																																																							The tape shows the loan is EPD due on xx/xx/2026. According to tape as of xx/xx/2026, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2026, and the current UPB is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VKQLQRXU23U	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	xxx	46.227%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: BWR #2 first name is xxx. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR #2 last name is xxx.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR #2 middle name is xxx beaton.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.227%   Tape Value: 60.101%   Variance: -13.874%   Variance %: -13.87400%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MERS MIN Number is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject is NOO and approved at 46.22%. Tape shows the lender did not include the borrower's primary residence taxes and insurance in the total monthly obligations. Revised DTI is 60.10%. Further details not provided. Lender defect. The subject originated on xx/xx/2026, and the 3-year SOL is active. BWR receives social security income, FICO 719, 0X30 since inception, xxx equity in the subject, and xxx residual income."	* Property Marketability Issues (Lvl 3) "Tape shows the appraised value of xxx is not supported with xxx. Further details were not provided. Zillow search shows an estimated value of xxx. Current UPB is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KUJQ7PCXOBD	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx BK/PG #xxx in the amount of xxx with xxx.
There is an active prior credit card judgment against the borrower, which was recorded on xx/xx/2021 in the amount of xxx.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.12500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved using DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower first name is N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower last name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN number is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: Mortgage type is commercial. Tape Source: Initial Tape Type:	4: Unacceptable	* Guarantee Document is missing (Lvl 4) "BWR is an LLC. Note was signed by BWR as a member of the LLC only and not by an individual name. Tape and file show loan does not have a personal guarantee."	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xxx, annual payments (xxx) are xxx, and the debt service cover ratio (xxx) is 0.92."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LTQVWIF8SIO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Oregon	xxx	xxx	xxx	Oregon	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.379%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.83 years on the job as an xxx with xxx. BWR has prior employment experience as a xxx with xxx for 5.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is Not Applicable Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows multiple deposits were not documented in the amount of xxx. BWR LOE in file states that the deposits came from a family business, unverified. Bank statements in file show total available assets of xxx, which satisfy the cash-to-close requirement of xxx at closing. Further details not provided. The subject loan was originated on xx/xx/2025."
																																																																																							* Compliance Testing (Lvl 3) "Loan failed ComplianceEase delivery and timing test for revised CD dated xx/xx/2025. Document tracker is missing, and 3 business days were added to get the receipt date xx/xx/2025, which is after the consummation date xx/xx/2025."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B3D2DTVQI7P	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.470%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active prior judgment against xxx in favor of xxx, which was recorded on xx/xx/2022 in the amount of xxx.
The 1st and 2nd installments of 2025 taxes for the county have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.500%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.41 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property address street is xxx plateau xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.49%. The tape shows the BWR was not employed 2 weeks prior to closing and lender did not reverify employment. Tape also shows xxx undisclosed debt. Revised DTI is 69.64%. Further details were not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 2.41 years on the job as a xxx with xxx, FICO 785, 0X30 since inception, and xxx equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2DBQHO1WXB1	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	35.202%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
There are 2 prior civil judgment against the borrower, first in favor of xxx in the amount of xxx, which was recorded on xx/xx/2019 and second in favor of xxx. in the amount of xxx recorded on xx/xx/2024, which was renewed on xx/xx/2024.
There is a prior code enforcement lien against the xxx in favor of xxx, which was recorded on xx/xx/2011 in the amount of xxx.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 months on the job as a xxx with xxx. Additionally, BWR has 9 months on the job as a xxx with xxx. Previously, BWR had 3.16 years on the job as a xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape shows current value is xxx Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape shows subject property type is single family. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 35.20%. Tape shows the lender did not document the required history for the borrower's secondary employment. Revised DTI is 68.76%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 10 months on the job as a xxx with xxx. Additionally, BWR has 9 months on the job as a xxx with xxx, FICO 752, 0X30 since inception, xxx equity in the subject, and xxx residual income."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BKS293SBJLJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.676%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
According to the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 11.5 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.676% Tape Value: 49.214% |---| 0.462% |----| 0.46200% Comment: BWR DTI ratio percent is 49.676%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.67%. Tape shows the lender calculated the borrower's self-employment income using a 1-year tax return when a 2-year tax return average was required. The revised DTI is 65.13%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 11.5 years at xxx. FICO 762, 0X30 since inception, xxx equity in the subject, and xxx residual income."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9FV5093OYGV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.571%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.75 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Tape shows xxx and audit value shows xxx. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is Pud. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.57%. Tape shows the qualifying rental income for the borrower's departure residence was incorrectly calculated. Revised DTI is 52.60%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 7.75 years on the job as a xxx at xxx, FICO 748, xxx equity in the subject, and xxx residual income."		* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G4QXDWP6HOE	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Secondary	Yes	Yes	No	xxx	xxx	31.963%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 4.91 years on the job as a xxx with xxx.
BWR2 has 6 years on the job as an xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 31.963%   Tape Value: 31.993%   Variance: -0.030%   Variance %: -0.03000%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Attached   Tape Value: Detached   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape shows Single Family and audit value shows PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.99%. Tape shows the borrower was not employed as of the closing date. BWR defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR1 has 4.91 years on the job as a xxx with xxx. BWR2 has 6 years on the job as an xxx with xxx, FICO 770, 0X30 since inception, and xxx equity in the subject."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EM85IGURVUO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	47.700%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.75 years on the job as a xxx at xxx. Additionally, BWR has 2 years on the job as a xxx at xxx for Children.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.700% Tape Value: 47.699% |---| 0.001% |----| 0.00100% Comment: BWR DTI ratio percent is 47.700%. Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.70%. Tape shows BWR was not employed 15 days prior to closing and lender did not reverify employment. The revised DTI is 65%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.75 years on the job as a xxx at xxx. Additionally, BWR has 2 years on the job as a xxx at xxx for Children. FICO 771, xxx equity in the subject."
* Private Mortgage Insurance is not active (Lvl 4) "The tape shows the subject loan is not insured."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z3ZFU6QS3TB	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Georgia	xxx	xxx	xxx	Colorado	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	40.092%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx BK/pg# xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 4.41 years on the job as a xxx with xxx. Additionally, BWR receives retirement income and VA benefits.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 40%. Tape shows rental income from departing REO is not supported with a source of deposit on the lease agreement. Revised DTI is 56.6%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 4.41 years on the job as a xxx with xxx. Additionally, BWR receives retirement income and VA benefits, FICO 797, xxx equity in the subject, and xxx residual income. 0X30 since inception."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3J5J0I6RPX2	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	31.453%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
 Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
BWR has 1.56 years on the job as a xxx with xxx. BWR has prior employment experience as a VP of pre-sales engineering between xx/xx/2021 and xx/xx/2023 with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 31.453% Tape Value: 31.445% |---| 0.008% |----| 0.00800% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per tape data current value is xxx and the audit value is N/A.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per tape data property address is xxx Audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per tape data property is single family Audit value is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 31.45%. Tape shows BWR was not employed 10 days prior to closing and lender did not reverify employment. Further details not provided. Lender defect.
Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.56 years on the job as a xxx with xxx, FICO 780, and xxx equity in the subject."
* Compliance Testing (Lvl 2)     "The loan fails the points and fees test for qualified mortgage lending policy due to fees charged of xxx which exceeds the fees threshold of xxx by +xxx.   The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xxx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects points—a loan discount fee at xxx. The CD dated xx/xx/2025 reflects points—a loan discount fee of xxx— This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xxx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F7UQITCB3CT	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.225%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.16 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 42.225% Tape Value: 42.224% |---| 0.001% |----| 0.00100% Comment: BWR DTI ratio is 42.22%. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per document MI Company is xxx.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 30.000%   Tape Value: 25.000%   Variance: xxx   Variance %: 5.00000%   Comment: MI coverage amount is 30.00%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The subject property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO as the subject property was listed for rent 18 days after closing. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 42.22%. Tape shows the subject is NOO as the subject property was listed for rent after closing, causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 5.16 years on the job as a xxx at xxx, FICO 765, 0X30 since inception, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. The subject loan is a purchase, originated on xx/xx/2025 and the 1-year SOL has expired.

TRID total of payment disclosed on final CD as xxx. Calculated total of payments is xxx for an under disclosed amount of -xxx. The disclosed total of payments of xxx is not considered accurate due to it is understated by more than xxx. The subject loan is a purchase, originated on xx/xx/2025 and the 1-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees and Recording fee at xxx. CD dated xx/xx/2025 reflects the sum of Section C and Recording fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CZ4L72I7QS1	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	No	Yes	xxx	xxx	48.282%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx. Lender is a limited liability company.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 receives social security and retirement income.
  BWR2 has 1 month on the job as a xxx with xxx. Previously, BWR2 had multiple jobs in the last 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 48.282% Tape Value: 48.281% |---| 0.001% |----| 0.00100% Comment: As per calculations BWR DTI ratio percent is 48.282%. Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.28%. The Lender did not include a new HELOC debt. Revised DTI 51.85%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. BWR1 is on SSI & pension, BRW2 employed for xxx for 2 months, FICO 661, xxx residual income, xxx reserves and xxx equity in the subject property. 0X30 since inception.

xx/xx/2026: Exception downgraded to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at xxx. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx.
Loan estimate dated xx/xx/2024 reflects Credit Report Fee at xxx. Final CD dated xx/xx/2025 reflects Credit Report Fee at xxx.
Loan estimate dated xx/xx/2024 reflects Transfer Taxes at xxx. Final CD dated xx/xx/2025 reflects Transfer Taxes at xxx.
This is a cumulative increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL has expired.

																																																																																								Loan failed charges in total cannot increase more than a 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and recording fees at xxx. CD dated xx/xx/2025 reflects the sum of Section C and recording fee at xxx. This is a cumulative increase of +xxx for charges that in total cannot increase more than 10% test. COC for an increase in fee is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NNUWD7ZHGXP	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.221%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as xxx at xxx. Previously, BWR had 1.91 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 42.221% Tape Value: 42.220% |---| 0.001% |----| 0.00100% Comment: BWR DTI ratio percent is 42.221%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 30.000%   Tape Value: 35.000%   Variance: xxx   Variance %: -5.00000%   Comment: MI Coverage amount is 30.000%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the NOO as the subject was listed for rent 30 days after closing. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved OO at 42.22%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. The revised DTI is 42.59%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 4 months on the job as xxx at xxx. FICO 757, 0X30 since inception, xxx equity in the subject, and xxx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PBRBZ4ZHDMJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Utah	xxx	xxx	xxx	Utah	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	32.589%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been exempted.
The annual installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.875%. The current UPB reflected as per the tape is xxx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 6.83 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN number is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2026 Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DPZJBAJ5SX4	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2020	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	39.091%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is a second home.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6 years on the job as a xxx at xxx. Additionally, BWR receives dividend income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -2 (Days)   Variance %:    Comment: note reflects xx/xx/2020.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type is mid rise condo (xxx). Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and appraisal show the subject is a condotel. The subject is a unit in the xxx, CA. The project has amenities like a pool, sauna, tennis, and golf."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZIHX4P31Y8Y	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.875%	300	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	19.078%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.875%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the occupancy of the subject property.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
  BWR1 has 14.91 years on the job as a xxx with xxx.
BWR2 has 11.41 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -7 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: Subject property detached/attached is detached. Tape Source: Initial Tape Type:	3: Curable		* Missing Appraisal (Lvl 3) "Tape and review of the file show the subject loan is closed with an exterior-only appraisal. The full appraisal report is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test. The subject loan refinance case originated on xx/xx/2021, and the 3-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X19L0V2OZSH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	47.875%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
For parcel # xxx
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
 Parcel # xxx The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the tape data, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
BWR1 has 9.83 years on the job as an xxx, County of xxx.
BWR2 has 7.91 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 47.875% Tape Value: 52.587% |---| -4.712% |----| -4.71200% Comment: BWR DTI ratio percent is 47.827%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Escrow account indicator is no.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI active is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -8 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 357 Tape Value: 358 Variance: -1 Variance %: -0.27932% Comment: Tape shows Stated remaining Term is 358 but audit value is given as 357. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.27%. The Lender allowed the loan to close without evidence BWR 2 was cleared to return to work from temporary disability. Post close documentation in file confirmed the BWR did not return to work. Revised DTI 51.29%. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xxx as an xxx for 8.2 years, BWR2 is employed with xxx as a xxx for 8.2 years, FICO 667, xxx residual income, xxx reserves, xxx equity in the subject property. 0X30 since inception."
* Property Marketability Issues (Lvl 4) "Subject mortgage originated xx/xx/2026 in the amount of xxx. Current UPB xxx. The land was purchased 12/2024 in the amount of xxx for 20.16 acres and the subject Doublewide Manufactured home placed on the land with an appraised value of xxx as of xx/xx/2026. Due to the subject being new, online sources do not provide an estimated value. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TILA PCCD coverage conflict validation test."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx
The test incorporates the following list of fees:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Mortgage Broker Fee (xxx) xxx
																																																																																							Points - Loan Discount Fee paid by Borrower: xxx."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xxx" the subject property type is a manufactured home. The manufactured home rider and notice of manufactured home, mobile home, or commercial modular installation on a foundation system attached with the recorded mortgage located at "xxx" state that the manufactured home with serial #xxx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O2EYVTRGNGZ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	50.251%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2026	xxx	Not Applicable	3.125%	xxx	xx/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx. No active judgments or liens found. The 1st & 2nd installments of combined taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx. As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations. No comment related to damage or repair is found in the servicing comments. As per the tape, the subject property is owner-occupied. The loan was modified on xx/xx/2024. As per the servicing comment dated xx/xx/2024, the loan was initiated in 2024. As per servicing comment dated xx/xx/2024, the foreclosure was put on hold for loss mitigation. As per servicing comment dated xx/xx/2024, the FC was closed due to a loan modification. Further details not provided. BWR1 has 2.08 years on the job as a xxx at xxx. Additionally, BWR1 has 4.58 years on the job as a xxx at xxx. and BWR1 has 7 months on the job as a xxx at xxx. BWR2 has 2.58 years on the job as a xxx at xxx.
Foreclosure Comments:As per the servicing comment dated xx/xx/2024, the loan was initiated in 2024. As per servicing comment dated xx/xx/2024, the foreclosure was put on hold for loss mitigation. As per servicing comment dated xx/xx/2024, the FC was closed due to a loan modification. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx on xx/xx/2024. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.1250% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN Number is xxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2064 Tape Value: xx/xx/2051 Variance: 4719 (Days) Variance %: Comment: Maturity date is updated as per document. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape defect shows the loan was modified in 12/2024, with zero late payments in the 18 months since the modification. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.25%. The tape shows the qualifying income was not supported, as fluctuating base pay and overtime income were included without sufficient analysis to establish income stability. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 2.08 years on the job as a xxx at xxx. Additionally, BWR1 has 4.58 years on the job as a xxx at xxx. and BWR1 has 7 months on the job as a xxx at xxx. BWR2 has 2.58 years on the job as a xxx at xxx. FICO 711 and xxx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2021. Initial CD dated xx/xx/2021 reflects lender credit at xxx. Final CD dated xx/xx/2021 reflects lender credit at xxx. This is decrease of +xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.  The test incorporates the following list of fees: Administration Fee paid by Borrower: xxx Mortgage Broker Fee (xxx) xxx Points - Loan Discount Fee paid by Borrower: xxx.  The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.  The test incorporates the following list of fees: Administration Fee paid by Borrower: xxx Mortgage Broker Fee (xxx) xxx Points - Loan Discount Fee paid by Borrower: xxx."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.25% as the borrower's income is xxx and total expenses are in the amount of xxx and the loan was underwritten by LP Locator xxx PG#xxx and its recommendation is accept with a DTI of 50%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VCJV5C5DXFS	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	47.742%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There is a prior civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2019 in the amount of xxx.
The 1st and 2nd installments of school taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and on xx/xx/2026.
The 1st installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2026, the reason for the default is curtailment of income.
As per the servicing comment dated xx/xx/2026, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.5 years on the job as a xxx.
BWR2 has 5 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 47.742% Tape Value: 47.800% |---| -0.058% |----| -0.05800% Comment: BWR DTI ratio percent is 47.742%. Tape Source: Initial Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MERS MIN Number is xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape defect reflects a rolling 30-day delinquency pattern over the last 12 months, with the xx/xx/2026 and xx/xx/2026 installments paid on xx/xx/2026, the loan is past due for the xx/xx/2026 payment. According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB is xxx. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 does not reflect Rate Lock Extension Fee. Final CD dated xx/xx/2021 reflects Rate Lock Extension Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2021 and the 3-year SOL has expired."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 47.74%, as the borrower's income is xxx and total expenses are in the amount of xxx, and the loan was underwritten by DU (xxx) and its recommendation is Approve/Eligible with a DTI of 47.74%."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UOSEG7QASF6	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	40.491%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2026 have been paid in the total amount of xxx on different dates.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2027 are due in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 18 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 40.491% Tape Value: 40.856% |---| -0.365% |----| -0.36500% Comment: BWR DTI ratio percent is 40.491%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MERS MIN number is xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The seller's tape shows a repurchase for early-pay default. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 40.49% on a bank statement product. The Lender allowed the loan to close with ending bank statement balances that do not support income used for qualifying. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE with xxx for 18 years, FICO 707, unknown residual income, xxx reserves, xxx equity in the subject property.

xx/xx/2026: Exception downgraded to LVL 2 as seller provided guidelines."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EFIRWU8UK0X	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.184%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st & 2nd installments of combined taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
As per the comment dated xx/xx/2026, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.25 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
																																																																																				Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows - and audit value shows xxx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased due to EPD. The borrower made 30-day and 60-day late payment in last 12 months. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 8.520%, which exceeds the APR threshold of 8.370% by +0.150%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xxx), (xxx), and (xxx)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X0YUTUO4YZL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	44.524%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is one prior federal tax lien against the xxx in favor of the xxx, which was recorded on xx/xx/2020 in the amount of xxx.
There is one prior abstract of judgment (xxx) against xxx in favor of xxx. in the amount of xxx, which was recorded on xx/xx/2020. The SSN of defendant mentioned on the supportive document does not match the SSN of the borrower.
The first and second installments of county taxes for 2025-2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 2.58 years on the job as an xxx at xxx.
BWR2 has 7.91 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Age of loan is 1. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.524%   Tape Value: 44.600%   Variance: -0.076%   Variance %: -0.07600%   Comment: BWR DTI ratio percent is 44.52%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: n/a.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN number is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -3 (Days) Variance %: Comment: Original note doc date is xx/xx/2026. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 44.52%. The Lender allowed the loan to close with the departing residence being rented to a family member. Revised DTI 58.17%. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xxx as xxx for 2.8 years, BWR 2 is employed with xxx as xxx for 7.11 years, FICO 816, xxx residual income, xxx reserves, xxx equity in the subject property. 0X30 since inception."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the per diem interest amount test due to interest amount charged on the loan xxx exceed fees threshold of xxx by +xxx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2026 reflects the appraisal re-inspection fee at xxx. The final CD dated xx/xx/2026 reflects the appraisal re-inspection fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

Loan failed charges in total cannot increase more than a 10% tolerance test. The LE dated xx/xx/2026 reflects the sum of Section C fees and recording fees at xxx. The CD dated xx/xx/2026 reflects the sum of Section C and the recording fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% of the test. The COC for an increase in fee is missing from the loan documents. Subject loan is purchase, originated on xx/xx/2026 and the 1-year SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the borrower's departing property was retained as a rental. The property had 3 liens recorded against it. One of the subordinate liens was reconveyed despite remaining with xxx. Per the LAHD MIPA guidelines, this property must be the borrower's principal residence during the entire term of the City Note. Property has an ADU."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show the subject property has an ADU that includes a studio/living room, a kitchenette, a dressing area, and a full bath. Further details not provided. Zillow search shows an estimated value of xxx. Current UPB is xxx."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94RZZKK9RA6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	47.243%	First	Preliminary title policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
The 1st installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 has been delinquent in the amount of xxx, which is good through xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 20.33 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS min number is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Prepayment penalty indicator is no.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2056. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.24%. The Lender included Other income that was not supported. Revised DTI in excess of 100%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xxx as a xxx for 20.2 years, FICO 748, unknown residual income, xxx reserves, xxx equity in the subject property. 0X30 since inception."	* Property Marketability Issues (Lvl 3) "Tape shows the defect as a valuation issue. Further details not provided. The subject originated on xx/xx/2025 in the amount of xxx on an appraised value of xxx. Online sites show an average of xxx. The current UPB is xxx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KMCJ70A2XEG	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.000%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	46.212%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data, the subject property is non-owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 3.08 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Lifetime Cap Rate Loan Value: Not Applicable Tape Value: 8.000% |---| |----| Comment: n/a. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: n/a.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -2 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2056. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2025."
* Property Marketability Issues (Lvl 4) "Tape shows the defect as a valuation issue. The general description of the appraisal report shows the subject property is an SF with xxx. Subject property was purchased 4/24 for xxx and totally rehabbed. Subject mortgage originated on xx/xx/2025 in the amount of xxx on an appraised value of xxx. Zillow search shows an estimated value of xxx. Current UPB xxx. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note was signed by the BWR as an individual, not a member of the LLC. Mortgage was signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the file.

																																																																																							Subject originated in the name of the LLC only, note in the name of the individual only. Client outside counsel agrees with the seller position. Downgraded to LVL3."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MU2UQNYG5HJ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$16,653.68	xxx	6.990%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property, which was originated on xx/xx/2026 and recorded on xx/xx/2026 in the amount of xxx with xxx.
The 1st and 2nd installments of county taxes for the year 2025 are paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xxx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xxx. The loan is interest-only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Lifetime Cap Rate Loan Value: Not Applicable Tape Value: 6.990% |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: B1 Self-Employed?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the tape data Self employed is no and the Audit value is N/A.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the tape data current value is xxx and the Audit value is N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 240   Variance: 120   Variance %: 50.00000%   Comment: As per the tape data Loan term 240 and the Audit value is 360 months.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -2 (Days)   Variance %:    Comment: As per the tape data Note date is xx/xx/2025 and the Audit value is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: As per the tape data Maturity date is xx/xx/2056 and the Audit value is xx/xx/2056. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject is a 4 unit new construction with a 2 year master lease for xxx per month to a company affiliated with xxx. Lessor site shows they provide shelter opportunities to women and the displaced. Treating as commercial. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note was signed by the BWR as an individual, not as a member of the LLC. Mortgage was signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the file.

Subject originated in the name of the LLC only, note in the name of the individual only. Client outside counsel agrees with the seller position. Downgraded to LVL3."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows defect as a valuation issue. Further details not provided. Subject originated on xx/xx/2025 in the amount of xxx on an appraised value of xxx. Subject is new construction. Current UPB xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KJX0P8TTCRU	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.875%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2026	xxx	Investor	Yes	Yes	Yes	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is non owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved using DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: BWR first name is NA. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name is xxx.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.05   Tape Value: 1.01   Variance: 0.04   Variance %: 3.96039%   Comment: Debt service coverage ratio (xxx) is 1.05   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 1   Tape Value: 6   Variance: -5   Variance %: -83.33333%   Comment: Number of units is 1   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 11.60714%   Comment: Original appraised value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -3 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2056. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape and file show the subject property is a 6-unit apartment. Zillow and other sites do not reflect property estimate values. Current UPB xxx."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the defect as an uncleared due diligence issue. Further details not provided. Subject loan originated on xx/xx/2026, FICO 794, and 0X30 since inception. Subject originated on xx/xx/2026 in the amount of xxx on an appraised value of xxx. Zillow and other sites do not reflect the property estimate value. Current UPB xxx.

BWR is an LLC. Note is signed by the BWR xxx xxx xxx in their individual capacity, and not as an LLC. The mortgage is signed as member of the LLC not as an individual.

Subject originated in the name of the LLC only, note in the name of the individual only. Client outside counsel agrees with the seller position. Downgraded to LVL3."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "The initial loan application signed by the loan originator is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UWWVMQIMEDJ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.000%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	27.006%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.00%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is non-owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR has been SE for 9.08 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Updated as per loan audit. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -30 (Days) Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2026."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note was signed by the BWR as an individual, not a member of the LLC. Mortgage was signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the file. Tape shows a defect as an uncleared due diligence issue. Further details not provided. The subject loan originated on xx/xx/2026, FICO 788, and 0X30 since inception.

																																																																																							Subject originated in the name of the LLC only, note in the name of the individual only. Client outside counsel agrees with the seller position. Downgraded to LVL3."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WZ4109NM49F	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	14.777%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR has been SE for 13.91 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Prepayment Penalty Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Prepayment penalty indicator is No. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -30 (Days) Variance %: Comment: stated maturity date is xx/xx/2056. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on CD dated xx/xx/2026. Initial LE dated xx/xx/2026 reflects lender credit at xxx. Final CD dated xx/xx/2026 does not reflect lender credit. This is decrease of -xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2026 and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows defect as a diligence/value issue. Further details not provided. The subject loan originated on xx/xx/2026, FICO 744, and 0X30 since inception. Subject originated on xx/xx/2026 in the amount of xxx on an appraised value of xxx. Online sites show an average xxx. Current UPB xxx."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.413% exceeds APR threshold of 7.600% by +0.813%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IKDZ7LUQD0W	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: ARM Lifetime Cap Rate Loan Value: Not Applicable Tape Value: 6.375% |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: B1 Self-Employed?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: BWR first name N/A   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name xxx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.37   Tape Value: 1.29   Variance: 0.08   Variance %: 6.20155%   Comment: DSCR 1.37.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: purpose of refinance change in rate term   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2056   Tape Value: xx/xx/2056   Variance: -30 (Days)   Variance %:    Comment: xx/xx/2056   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: PUD Variance: Variance %: Comment: Subject property type manufacted housing Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the photo addendum shows that the skirting needs repair. The estimated cost of repairs is not available. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the defect as a diligence issue. Further details not provided. The subject loan originated on xx/xx/2026, FICO 807, and 0X30 since inception.

BWR is an LLC. Note is signed by the BWR xxx J. xxx in their individual capacity, and not as an LLC. The mortgage is signed as member of the LLC not as an individual.

																																																																																							Subject originated in the name of the LLC only, note in the name of the individual only. Client outside counsel agrees with the seller position. Downgraded to LVL3."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xxx" the subject property type is a manufactured home. The retirement title affidavit attached with the UT is located at "xxx" and the legal of the subject mortgage states that the manufactured homes with VIN# xxx have been affixed to the permanent foundation."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90H2VHBYL45	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	49.574%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st & 2nd installments of county taxes for 2025/2026 have been paid in the amount of xxx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.750%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 2.83 years at xxx. Additionally, BWR1 has been SE for 11 years at xxx.
BWR2 has been SE for 2.83 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -1 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2026   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Prepayment Penalty Indicator is No   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -30 (Days) Variance %: Comment: Stated MAturity Date is xx/xx/2056 Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the defect as a diligence/value issue. Further details not provided. The subject loan originated on xx/xx/2026, FICO 722, and 0X30 since inception. The subject originated on xx/xx/2026 in the amount of xxx on an appraised value of xxx. Online sites show an average of xxx. Current UPB xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.57%. The Lender excluded liabilities. Revised DTI 54.89%. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. Both BWR's are SE with xxx for 2.9 years and xxx for 11 years, FICO 722, xxx residual income, xxx reserves (xxx), xxx equity in the subject property. 0X30 since inception."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QRESD7QP9YY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025 has been partially paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 has been delinquent in the amount of xxx, which is good through xx/xx/2026.
The 1st installment of county taxes for 2022 has been paid in the amount of xxx on xx/xx/2023.
The 2nd installment of county taxes for 2022 has been partially paid in the amount of xxx on xx/xx/2023.
The 2nd installment of county taxes for 2022 has been delinquent in the amount of xxx, which is good through xx/xx/2026.
The 1st installment of county taxes for 2024 has been paid in the amount of xxx on xx/xx/2024.
The 2nd installment of county taxes for 2024 has been partially paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2024 has been delinquent in the amount of xxx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: ARM Lifetime Cap Rate Loan Value: Not Applicable Tape Value: 6.375% |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per tape data current value is xxx and the audit value is N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: Not Applicable   Tape Value: 2.17   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -5 (Days)   Variance %:    Comment: As per tape data note date is xx/xx/2026 and the audit value is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: As per tape data maturity date is xx/xx/2056 and the Audit value is xx/xx/2056. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report dated xx/xx/2026 is subject to obtaining legal permits for 4 dwelling units on the subject property lot. As per the subject records, the property is a legal 3-bedroom, 2-bathroom single-family property. The certificate of occupancy, final permits, and city letter confirming that all 4 units are legally permitted are missing from the loan files. Zillow shows an estimated value of xxx. Current UPB is xxx."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows defect as uncleared due diligence issue. Further details not provided. The subject loan originated on xx/xx/2026, FICO 672, and 0X30 since inception.
																																																																																							Subject approved as NOO. Tape shows 50% of proceeds paid personal debts. Loan was tested as OO."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RWV9SBDBJTT	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	31.964%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as an xxx for 5.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: ARM Lifetime Cap Rate Loan Value: Not Applicable Tape Value: 7.990% |---| |----| Comment: Tape shows ARM lifetime Cap rate is 7.990%. Tape Source: Initial Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -30 (Days) Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the defect as an uncleared due diligence issue. Further details not provided. The subject loan originated on xx/xx/2026, FICO 734, and 0X30 since inception.

Tape shows property flipping, as only one appraisal was obtained. The review of the appraisal report shows the date of the prior transaction of the subject was xx/xx/2025 with a sales price of xxx, and the subject loan closed on xx/xx/2026 with a sales price of xxx. Improvements include an updated kitchen and bathroom. Further details not provided. Zillow search shows an estimated value of xxx. Current UPB is xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 8.425% exceeding the APR threshold of 7.620% by +0.805%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xxx), (xxx), and (xxx)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G5ZHBBYOT8I	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.625%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
There is 1 prior municipal lien against the xxx in favor of the xxx, which was recorded on xx/xx/2019. The amount of lien is not provided.
There is an active ECB lien against the xxx in favor of the xxx, which was recorded on xx/xx/2026 in the amount of xxx.
The first installment of combined and other taxes for 2027 has been paid in the amount of xxx on xx/xx/2026 and xx/xx/2026.
The first installment of combined and other taxes for 2027 is due in the amount of xxx on xx/xx/2027.
Utility charges for 2026 are delinquent in the amount of xxx, which is good through xx/xx/2026.	The loan was originated on xx/xx/2026, and the first payment date is xx/xx/2026. According to the tape as of xx/xx/2026. The current P&I is xxx with an interest rate of 8.625%. The current UPB reflected as per the tape is xxx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2026, and the first payment date is xx/xx/2026. According to the tape as of xx/xx/2026. The current P&I is xxx with an interest rate of 8.625%. The current UPB reflected as per the tape is xxx.
As per tape data, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower first name is not applicable Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower last name is phantorn afforable housing xxx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: 30 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2026   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 1   Tape Value: 8   Variance: -7   Variance %: -87.50000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 6.66666%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of Refinance Per HUD-1 is Limited Cash Out Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape and review of the loan file show the subject property is an 8-unit apartment commercial. Online sites do not show estimated value. Further details are not provided."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the defect as a diligence issue. Further details not provided. The subject loan originated on xx/xx/2026 and FICO 749.

BWR is an LLC. Note document was signed by the BWR in the individual name. Mortgage document was signed by the BWR as a member of the LLC. Personal guaranty is available in the loan file.

Subject originated in the name of the LLC only, note in the name of the individual only. Client outside counsel agrees with the seller position. Downgraded to LVL3."
																																																																																							* Missing required 1-4 family rider (Lvl 3) "The subject is an 8-unit property, and the 1-4 family rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34VCKP9HE0P	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	South Carolina	xxx	xxx	xxx	South Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	45.790%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with book/page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.66 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 45.790% Tape Value: 52.000% |---| -6.210% |----| -6.21000% Comment: Tape shows the borrower DTI ratio percent is 52.000%, and the audit value shows 47.687%. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the borrower first name is xxx, and the audit value shows xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows the MERS MIN number is null, and the audit value shows xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.16%. The tape show SE income miscalculation, and rental income was not supported, as the REO property was listed for sale. The revised DTI is 52%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has been SE for 4.66 years at xxx. FICO 774 and 0X30 since inception, xxx reserves and xxx equity in the subject and xxx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
05D0HVBYEZL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	46.361%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There is an active prior credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2013 in the amount of xxx.
There is a state tax lien against xxx in favor of the xxx, which was recorded on xx/xx/2025 in the amount of xxx. The borrower name mentioned on the supporting document is inconsistent with the subject borrower.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.625%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 receives social security income. BWR2 receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 14 |---| -1 |----| -7.14285% Comment: Age of loan is 13. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.361%   Tape Value: 42.984%   Variance: 3.377%   Variance %: 3.37700%   Comment: Borrower DTI ratio percent is 46.361%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 24.412%   Tape Value: 22.505%   Variance: 1.907%   Variance %: 1.90700%   Comment: Housing ratio per U/W is 24.412.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/1936   Variance: 32885 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 4.08750%   Comment: Original appraised value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property city is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the TILA PCCD coverage conflict validation test due to The loan contains multiple disclosures, including a Post Consummation Closing Disclosure, and the data required for determining TILA coverage conflicts between the xxx and the last disclosure given at or prior to consummation."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2025 does not reflect transfer taxes. The final CD dated xx/xx/2025 reflects transfer taxes at xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2025, and a 3-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.36%. The Lender miscalculated rental income/loss and an undisclosed liability was determined. Revised DTI 55.59%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. Both BWR's receives SSI & rental income, FICO 587, xxx residual income, xxx reserves, xxx equity in the subject property 0X30 since inception.

																																																																																								xx/xx/2026: Exception downgraded to LVL2 based on PH."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NDZCH4L8NT8	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.375%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	46.015%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with Instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2027 are due in the total amount of xxx on xx/xx/2026, xx/xx/2026, xx/xx/2027 and xx/xx/2027.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025, xx/xx/2025, xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx(xxx), which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.375%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per seller's tape, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR1 has 2 months on the job as an xxx at xxx. Previously, BWR1 had multiple jobs in the last 2 years.
BWR2 has 1.08 years on the job as an xxx at xxx. Previously, BWR2 had 3 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.015% Tape Value: 43.000% |---| 3.015% |----| 3.01500% Comment: DTI ratio is 46.015%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Loan is FHA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Note reflects address as xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the 12-month seasoning guidelines for an FHA cash-out refinance and uses a new appraisal value. Further details not provided. The subject loan originated on xx/xx/2022, FICO 687, and 0X30 in the last 24 months."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges cannot increase more than 10% in the tolerance test. The LE dated xx/xx/2021 reflects the sum of Section C recording fees and the recording fee at xxx. CD dated xx/xx/2022 reflects the sum of Section C and the recording fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% per test. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a refinance case that originated on xx/xx/2022, and the 3-year SOL has expired.

Loan failed charges that cannot increase 0% tolerance test. The initial LE dated xx/xx/2021 does not reflect Points - Loan Discount Fee. The final CD is dated xx/xx/2022 reflects Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a refinance case that originated on xx/xx/2022, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 46.02%, since the borrower's income is xxx and total expenses are in the amount of xxx. The loan was underwritten by DU Locator xxx, and its recommendation is approve/eligible with a DTI of 46.02%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L388BP2TM1O	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	30.908%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 9 months on the job as a xxx with xxx. BWR2 has prior employment experience as a xxx with xxx between xx/xx/1977 and xx/xx/2020 for 43.33 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 30.908% Tape Value: 31.000% |---| -0.092% |----| -0.09200% Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 30.90%. The tape shows the co-borrower was not employed at the time of closing. Further details were not provided. Borrower defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR2 has 9 months on the job as a xxx with xxx, FICO 745, and 0X30 in the last 24 months."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IHRYLPC64RL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Idaho	xxx	xxx	xxx	Idaho	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.372%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.13%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per tape data, the subject property is owner-occupied.
No information has been found related to damage or repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.372% Tape Value: 48.000% |---| -3.628% |----| -3.62800% Comment: BWR DTI is 44.372%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property address is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Construction/Perm   Variance:    Variance %:    Comment: Purpose per application is refinance.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Property typ is PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the issue as GNMA EBO. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx. Further details not available."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.37%. The tape reflects an increased DTI of 48%. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR receives social security and pension income, FICO 774, 0X30 in the last 24 months, xxx equity in the subject, and xxx residual income."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YXR30VDUBB3	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	29.438%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx in favor of xxx for xxx.
There are two active junior IRS liens against the xxx in favor of the xxx, which were recorded on xx/xx/2025 in the total amount of xxx. The SSN is consistent on the supportive document.
For parcel # xxx
The 1st installment of county taxes has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes is due in the amount of xxx on xx/xx/2026.
For parcel # xxx
The 1st installment of taxes has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.50%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 16.41 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 29.438% Tape Value: 29.000% |---| 0.438% |----| 0.43800% Comment: Borrower DTI Ratio Percent is 29.438% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property Address Street is xxx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows issue description :: GNMA EBO. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3Q81N6834TF	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Virginia	xxx	xxx	xxx	West Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Occupancy Loan Value: Occupied by Unknown Party Tape Value: Rented out by Investor (Post-FC) |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: DSCR   Tape Value: Alternative   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: LTV updated as per document.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property address is updated as per document.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Business Purpose Affidavit is missing (Lvl 4) "The business purpose affidavit is missing from the loan documents."
* Lease Agreement is missing (Lvl 4)     "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2025.
xx/xx/2026: The seller provided a lease information document confirming that the subject property is a short-term rental. A lease agreement is not required."
																																																																																						* Property is Commercial Prop (Lvl 4) "Subject approved as NOO. Property is listed as a short term rental on VRBO. Treating as commercial. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan closed without the required prepayment penalty rider. Review of the file shows the prepayment penalty was not charged to BWR. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0FSLMNHR9M6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.768%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xxx with xxx.
There are 3 active judgments against the borrower in the favor of xxx in the total amount of xxx, which were recorded on different dates. The addresses are inconsistent with the provided documents.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.125%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2026, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.66 years on the job as a xxx at xxx. Additionally, BWR has been SE for 5.75 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.768% Tape Value: 43.000% |---| -0.232% |----| -0.23200% Comment: Borrower DTI Ratio Percent is 42.768% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current vALUE IS Not Applicable   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property xxx STREET is xxx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape shows No Cash-Out and audit value shows Change in Rate/Term. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the subject loan closed as a no-cash-out refinance, as proceeds of xxx were used to pay off non-mortgage debts, and the loan is short on reserves. Bank statement in the file shows xxx of available assets; satisfy the cash-to-close requirement of xxx at closing. Further details not provided. Subject originated on xx/xx/2021."
* Loan does not conform to program guidelines (Lvl 3) "As per tape, the reason for delinquency is curtailment of income. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xxx. The loan estimate dated xx/xx/2021 reflects Appraisal Fee at xxx. The CD dated xx/xx/2021 reflects Appraisal Fee at xxx. The loan estimate dated xx/xx/2021 reflects Transfer Taxes at xxx. The CD dated xx/xx/2021 reflects Transfer Taxes at xxx. This is a cumulative increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XOIECJLNSE1	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Missouri	xxx	xxx	xxx	Missouri	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	xxx	34.520%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument no. xxx in the amount of xxx with xxx.
There is an active prior state tax lien against the xxx in favor of the xxx, which was recorded on xx/xx/2009 in the amount of xxx. The document shows that the lien is upon all real and personal property of the borrower.
There is an active prior IRS lien against the xxx in favor of the xxx, which was recorded on xx/xx/2011 in the amount of xxx.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 receives social security income.
  BWR2 has 15.66 years on the job as an xxx with xxx. Additionally, BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 34.520% Tape Value: 35.000% |---| -0.480% |----| -0.48000% Comment: Borrower DTI ratio percent is 17.260%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the first lien prohibited fees test.
The following fee was included in the test:
Processing Fee paid by Borrower: xxx."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the subject condo project's CPM status was changed to unavailable as the association had to switch insurance policies because of aluminum wiring. Master insurance policy is missing from the loan file. Zillow search shows an estimated value of xxx. Current UPB xxx."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VXR1IHPI9GD	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.876%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	38.348%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.876%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 months on the job as a xxx at xxx.com, Inc. Previously, BWR had 13.33 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 38.348% Tape Value: 38.000% |---| 0.348% |----| 0.34800% Comment: Borrower DTI ratio percent 38.348%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 2.87600%   Tape Value: 2.87500%   Variance: 0.00100%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance per HUD-1 is Change in rate and term. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.34%. The tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired. BWR has 11 months on the job as a xxx at xxx.com, Inc. FICO 804, 0X30 in the last 24 months."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IP6NB6J96TN	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Missouri	xxx	xxx	xxx	Missouri	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.125%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Cash Out	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	35.601%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2026, the reason for default is excessive obligations.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, there is a payment dispute. Further details are not provided.
BWR1 has 8.75 years on the job as a xxx with xxx.  BWR2 has 9 months on the job as an xxx with xxx.
BWR2 had prior employment experience as an xxx with xxx for 5.66 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 35.601% Tape Value: 36.000% |---| -0.399% |----| -0.39900% Comment: BWR DTI ratio percent is 35.601%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet GNMA seasoning period requirements. Further details not provided."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M0HMAV0IJZC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Washington	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xxx	Secondary	Yes	Yes	No	xxx	xxx	34.415%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is non-owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7.33 years on the job as a xxx at xxx.
BWR2 has 1.25 years on the job as a xxx at xxx. Previously, BWR2 had 1 year on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 34.415% Tape Value: 34.000% |---| 0.415% |----| 0.41500% Comment: BWR DTI ratio percent is 34.41%. Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at origination is secondary.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: n/a   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Redfin search shows an estimated value of xxx. Current UPB is xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.41%. Tape shows the borrower was no longer employed with the qualifying employer at the time of closing, making the VOE no longer valid and the qualifying income ineligible. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has 7.33 years on the job as a xxx at xxx. BWR2 has 1.25 years on the job as a xxx at xxx, FICO 761, and 0X30 in the last 24 months."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 does not reflect a points loan discount fee. The final CD dated xx/xx/2020 reflects points loan discount fees at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2020, and the SOL of 3 years has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MUVBK1E89G3	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.500%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Cash Out	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	39.908%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with Book/Page #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property that was originated on xx/xx/2026 in favor of xxx. in the amount of xxx, recorded on xx/xx/2026.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025, respectively.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xxx on xx/xx/2024 and xx/xx/2024, respectively.
The 1st and 2nd installments of county taxes for 2023 have been paid in the total amount of xxx on xx/xx/2023 and xx/xx/2023, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.500%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 2.16 years on the job as an xxx at xxx. Additionally, xxx, VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.908% Tape Value: 39.000% |---| 0.908% |----| 0.90800% Comment: Borrower DTI ratio percent is 39.908%. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan does not meet GNMA seasoning period requirements. Further details not provided. The subject loan originated on xx/xx/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2021 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xxx.
Initial LE dated xx/xx/2021 does not reflect Rate Lock Fee. Final CD dated xx/xx/2021 reflects Rate Lock Fee at xxx.
Initial LE dated xx/xx/2021 reflects Transfer Taxes at xxx. Final CD dated xx/xx/2021 reflects Transfer Taxes at xxx.
The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V7TR14VOTIK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Illinois	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xxx	Secondary	Yes	Yes	Yes	xxx	xxx	15.894%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6 months on the job as a xxx at xxx. BWR1 has prior employment experience as a xxx with xxx for 31.5 years.
BWR2 has 2 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 15.894% Tape Value: 16.000% |---| -0.106% |----| -0.10600% Comment: Tape shows 16.00% but audit value is 18.727% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Investor   Variance:    Variance %:    Comment: Tape shows Invest but audit value is Secondary.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value is xxx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows xxx But audit value is xxx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject is a condotel. Appraisal report shows the condo project was originally a combination of ownership condos and motel rentals. The property was converted into a condominium in 1983. Zillow search shows an estimated value of xxx. Current UPB is xxx."
																																																																																							* Occupancy concerns - (Lvl 3) "Subject approved as second home. The tape shows the subject is NOO. Further details not provided. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6UNBV58THNX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Maine	xxx	xxx	xxx	Maine	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	xxx	41.904%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with Instrument #xxx in the amount of xxx in favor of xxx.
There is a junior UCC Financing Statement against the subject property in favor of xxx, which was recorded on xx/xx/2022.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 were paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.75%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2026, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2026, the reason for the default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 8.33 years on the job as a xxx with xxx.
BWR2 has 9.83 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.904% Tape Value: 42.000% |---| -0.096% |----| -0.09600% Comment: Borrower DTI ratio percent is 41.904%. Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the seasoning period requirement. Further details not provided. Subject loan originated on xx/xx/2022."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UX65Y49WEG7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	37.786%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xxx in the amount of xxx with xxx.
There are three hospital liens against  xxx in favor of xxx, which were recorded on different dates. The middle name of borrower's is inconsistent with the subject document.
There are two junior civil judgments against  xxx in favor of xxx, which were recorded on xx/xx/2023 & xx/xx/2024 in the total amount of xxx. The borrower's name is inconsistent with the subject document.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as xxx at xxx. Previously, BWR had 1.66 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 37.786% Tape Value: 38.000% |---| -0.214% |----| -0.21400% Comment: Tape shows 38.000% but audit value shows 37.786%. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows a FNMA issue with the appraisal. The subject was purchased on xx/xx/2022 in the amount of xxx on an appraised value of xxx. The mortgage is in the amount of xxx. Online sites show an estimated value of xxx. The current UPB is xxx."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M2EDHMP55J8	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.750%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Cash Out	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	54.646%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xxx in the amount of xxx with xxx.
The annual installment of city taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.750%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is illness of the borrower's family member.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.58 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 54.646% Tape Value: 55.000% |---| -0.354% |----| -0.35400% Comment: Tape shows Borrower DTI Ratio Percent is 55.000% but audit value is given as 548.646%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows Current value is xxx but audit value is given as NA.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Tape shows mortgage type is conventional but audit value is given as FHA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows Original Standard LTV is xxx but audit value is given as xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows property address street is xxx but audit value is given as xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan closed with an unresolved CAIVRS warning. Further details not provided. Subject originated on xx/xx/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the Pennsylvania license validation test."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 reflects Points - Loan Discount Fee at xxx. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2021 and the 3-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CPU280IOPP3	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Tennessee	xxx	xxx	xxx	Tennessee	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	xxx	38.696%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx in the amount of xxx which was originated on xx/xx/2023 and recorded on xx/xx/2023 with the instrument #xxx
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.
Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2025, the subject property is non-owner-occupied.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.50 years on the job as a xxx with xxx.
BWR2 has 11.50 years on the job as a xxx with xxx. Sullivan and xxx
BWR3 has 1.75 years on the job as a xxx with xxx. Previously, BWR had 24.25 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 38.696% Tape Value: 39.000% |---| -0.304% |----| -0.30400% Comment: Tape shows 39.000% and Audit value 38.696%. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Tenant to Owner/Former Owner   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: Tape shows current occupancy is Owner or Former: Primary Home.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape shows Single family and Audit value PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 39%. Tape shows lender allowed the loan to close with mortgage lates within the last 24 months. Lender defect. Subject originated xx/xx/2023 and the 3 year SOL has expired. BWR has 9 years on the job as a xxx at xxx. FICO 682. xxx equity in subject. 0X30 last 24 months."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the state regulations for the brokerage/finder fee test.
The below fees were included in the test:
Administration Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 reflects appraisal fee at xxx. The CD dated xx/xx/2023 reflects appraisal fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2023, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44115F03X1B	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	35.892%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The covid attestation is located at "xxx".
BWR has 1.75 years on the job as an xxx at xxx. Previously, BWR had multiple jobs in the last two years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 35.892% Tape Value: 36.000% |---| -0.108% |----| -0.10800% Comment: Borrower DTI Ratio Percent is 35.892%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: The current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property Address Street is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 35.89%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 1.75 years on the job as an xxx at xxx. FICO 692, 2X30 in the last 24 months, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SKQATJL5POS	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.375%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.525%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has prior employment experience as an xxx with xxx between xx/xx/2014 and xx/xx/2021, for 6.91 years.
BWR has 11 months on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.525% Tape Value: 43.000% |---| -0.475% |----| -0.47500% Comment: Tape shows the borrower's DTI ratio percentage as 43.000%, but the audit value shows 42.525%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape shows the Original Standard LTV (OLTV) at xxx, but the audit value shows xxx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the VA seasoning period requirement. Further details not provided. Subject loan originated on xx/xx/2022."
* Required Documentation Missing (Lvl 3) "The subject loan closed with a one-time VA funding fee."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation in charges that cannot increase test due to increase of fee in final CD dated xx/xx/2022. Initial LE dated xx/xx/2022 reflects points—loan discount fee at xxx. The final CD dated xx/xx/2022 reflects the following points: the loan discount fee is xxx. This is a fee increase of xxx for a 0% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a refinance case, originated on xx/xx/2022, and the SOL is 3 years expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement signed by the borrower is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ABXTWCYUI7G	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.125%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Cash Out	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	35.990%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 6.66 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 35.990% Tape Value: 36.000% |---| -0.010% |----| -0.01000% Comment: As per the document, the borrower DTI ratio percent type is 35.990%, but the tape shows 36.000%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document, the original standard LTV is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per the note document, the property address street is xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per the document, the subject property type is PUD, but the tape shows SFR. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject did not meet the VA 210-day seasoning period. Subject originated on xx/xx/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects Transfer Taxes at xxx. Final CD dated xx/xx/2021 reflects Transfer Taxes at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the SOL is 3 years expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HQF72UDE4OX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	48.339%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with book/page #xxx in the amount of xxx with xxx.
There are 2 junior UCC liens against the xxx in favor of xxx. recorded on xx/xx/2022 and xx/xx/2026.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No information has been found related to damage or repairs.
BWR1 has 6.16 years of experience as a xxx at xxx.
BWR2 has 2 months on the job as a xxx with xxx. Previously, the BWR worked with another organization as a marketing director from xx/xx/2018 to xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.339% Tape Value: 48.000% |---| 0.339% |----| 0.33900% Comment: Borrower DTI Ratio Percent is 48.34%. Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property Address Street is xxx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows that Freddie Mac had an issue with the appraisal. Appraisal report shows the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxx. Comp #2 with a sales price of xxx is closest to the subject property. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.33%. Tape shows large deposits were not sourced. The bank statement in the file shows xxx in assets, including large deposits of xxx, a gift asset of xxx, and the cash-to-close requirement is xxx. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 6.16 years of experience as a xxx at xxx; BWR2 has 2 months on the job as a xxx with xxx, FICO 658, 0X30 in the last 24 months, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation in charges that cannot increase the test due to an increase of fees in the final CD dated xx/xx/2021. The initial LE dated xx/xx/2021 does not reflects points: a loan discount fee. The final CD dated xx/xx/2021 reflects the points: a loan discount fee at xxx. This is a fee increase of +xxx for the 0% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a refinance case, originated on xx/xx/2021, and the SOL is 1 year expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 48.33%, as the borrowers' income is xxx and total expenses are in the amount of xxx. The loan was underwritten by DU (xxx), and its recommendation is "xxx" with a DTI of 48.339%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1M4NVSLR7EC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.125%	240	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	50.444%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026 and xx/xx/2026.
The 2nd installment of combined taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the comment dated xx/xx/2025, the reason for default was property problem.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.41 years on the job as a xxx at xxx. BWR1 had multiple jobs in the last 2 years.
BWR2 has 6 months on the job as a xxx with xxx. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 50.444% Tape Value: 51.000% |---| -0.556% |----| -0.55600% Comment: Borrower DTI ratio percent is 50.548%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: current value N/A   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is FHA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan closed with an incorrect loan term, and the loan does not qualify using the required 360-month term. Review of the file shows the subject loan closed with a 240-month term. Further details not provided. Subject originated on xx/xx/2025."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 9.253% exceeding the APR threshold of 7.700% by +1.553%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx), and (xxx).

Loan failed FHA QM Safe Harbor threshold test due to APR calculated 9.253% exceeds APR threshold of 7.890% by +1.363%.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.738% exceeds APR threshold of 7.700% by +1.038%."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TLNEGZRUYQ2	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	43.959%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with Book/Page #xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xxx with xxx.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of xxx on xx/xx/2023 and xx/xx/2023.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2024 and xx/xx/2024.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
The annual installment of utilities/MUD charges for 2026 has been due in the amount of xxx.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

  BWR1 has 13.5 years on the job as an xxx with xxx.
BWR2 has 22.66 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.959% Tape Value: 44.000% |---| -0.041% |----| -0.04100% Comment: Tape shows 44.00% but audit value is 43.959% Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value is xxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: Tape shows Purchase but audit value is Refinance   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Tape shows Purchase but audit value is Refinance. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is. Tape and photo addendum show the appraisal issue as damaged siding. The estimated cost of repairs is xxx. 1004D completion report is missing from the loan document, and the final CD does not reflect the escrow holdback amount."
* Property Marketability Issues (Lvl 3) "Subject originated xx/xx/2021 in the amount of xxx on an appraised value of xxx. Tape shows FNMA appraisal issues. Subject UPB xxx. Zillow shows an estimated value of xxx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2021 does not reflect the points - loan discount fee. The CD dated xx/xx/2021 reflects points - loan discount fee at xxx. The loan estimate dated xx/xx/2021 does not reflect the cost of rate. The CD dated xx/xx/2021 reflects the cost of rate at xxx. This is a cumulative increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 43.95%, as the borrower income is xxx and total expenses are in the amount of xxx, and the loan was underwritten by DU (xxx), and its recommendation is "xxx" with a DTI of 43.95%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YXZKK6Q47CH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Wyoming	xxx	xxx	xxx	Wyoming	xxx	xxx	Yes	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	Yes	xxx	Not Applicable	47.405%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xxx	Not Applicable	3.500%	xxx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xxx.
The due dates are advanced from xx/xx/2025 to xx/xx/2025 due to loan modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2025, the reason for default is illness of the principal mortgagor.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
As per the collection comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the collection comment dated xx/xx/2025, the complaint was filed. As per the collection comment dated xx/xx/2025, the sale was scheduled on xx/xx/2025. As per the collection comment dated xx/xx/2025, the foreclosure was closed due to reinstatement.
No post-close bankruptcy record has been found.

BWR receives social security income.
Foreclosure Comments:As per the collection comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the collection comment dated xx/xx/2025, the complaint was filed. As per the collection comment dated xx/xx/2025, the sale was scheduled on xx/xx/2025. As per the collection comment dated xx/xx/2025, the foreclosure was closed due to reinstatement.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx. on xx/xx/2025. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 3.500% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.405% Tape Value: 77.000% |---| -29.595% |----| -29.59500% Comment: Borrower DTI ratio percent is 47.405%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicbele   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan Original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.62500%   Tape Value: 3.50000%   Variance: 3.12500%   Variance %: 3.12500%   Comment: Original stated rate is 6.625%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx village xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.40%. Tape shows an increased DTI of 77%. Further details not provided. Subject originated on xx/xx/2024, and the 3-year SOL is active. BWR receives social security income, FICO 675, xxx equity in the subject, and xxx residual income."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the issue as GNMA EBO. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx. Further details are not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2QZ702F82YM	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	xxx	37.843%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.625%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the tape and as per the collection comment dated xx/xx/2025, the reason for the default is payment adjustment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.58 years on the job as a xxx at xxx.
BWR2 has 4.66 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 37.843% Tape Value: 38.000% |---| -0.157% |----| -0.15700% Comment: Borrower DTI Ratio Percent is 37.843%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property Address Street is xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "The tape shows MI was rescinded."	* Assets do not meet guidelines (Lvl 3) "Tape shows unable to provide documentation regarding the large deposits. Bank statements in the file show xxx; satisfy the cash-to-close requirement of xxx at closing. Further details not provided. Subject originated xx/xx/2021. 4X30 last 24 months."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects an appraisal fee at xxx. The CD dated xx/xx/2021 reflects an appraisal fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
																																																																																								The subject loan is a purchase that originated on xx/xx/2021, and the 3-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2OY0ORUN1WZ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Connecticut	xxx	xxx	xxx	Connecticut	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.000%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	37.292%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026 the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of combined taxes for 2025 are due in the total amount of xxx on xx/xx/2026 and xx/xx/2027.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026 the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since modification.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No comment related to damage or repair is found in the servicing comments.
BWR has 5 months on the job as a xxx at xxx. Previously, BWR was SE for 6.75 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 37.292% Tape Value: 37.000% |---| 0.292% |----| 0.29200% Comment: Tape shows 37.000% but audit value shows 37.292%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows xxx but audit value shows xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.29%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 5 months on the job as a xxx at xxx, FICO 722, 0X30 in the last 24 months, and xxx equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2IEBSJWPSLL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2024	xx/xx/2024	FHA	Fixed	Cash Out	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	54.806%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument # xxx in the amount of xxx with xxx.
There is a prior civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2023 in the amount of xxx.
There is a junior UCC financing statement active against the subject property in favor of xxx, which was recorded on xx/xx/2024.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.75%. The current UPB reflected as per the payment history is xxx.	Collections Comments:As per the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 2.33 years on the job as an xxx with xxx.
BWR2 has 1.66 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 54.806% Tape Value: 56.000% |---| -1.194% |----| -1.19400% Comment: Tape shows Borrower DTI Ratio Percent is 356.000% but audit value is given as 54.806%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows Current value is xxx but audit value is given as NA.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per documented updated   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: As per documented updated Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. Last MI payment received on xx/xx/2025 is more than 60 days ago.

The seller confirmed the subject loan is not insured."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate.

Loan failed TILA Post-Consummation Revised Closing Disclosure Finance Charge Test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx.

The loan failed TILA Post-Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge Test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx.

The loan failed TILA Post-Consummation Revised Closing Disclosure APR Test due to APR calculated 7.409% exceeds APR threshold 7.557% under disclosed by -0.148%."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xxx) QM points and fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xxx exceed fees threshold of xxx over by +xxx.
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx"
* Loan does not conform to program guidelines (Lvl 3)     "The seller's tape data shows GNMA EBO. Further details are not provided. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "The loan failed the FHA QM Rebuttable Presumption Test due to fees charged: xxx fees threshold: xxx over by +xxx. The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx

																																																																																							Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.557% exceeds APR threshold of 8.447% over by -0.890%."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KMJRB5H14BB	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Nebraska	xxx	xxx	xxx	Nebraska	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.490%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	22.260%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 was paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.49%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 3.25 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 22.260% Tape Value: 22.000% |---| 0.260% |----| 0.26000% Comment: Borrower DTI Ratio Percent is 22.260%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MI Company is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property Address Street is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and appraisal report show the subject property had multiple damages, including but not limited to the cracks in stucco, drywall settlement cracks, buckled floors, moisture in the basement and on walls, warped and sloping flooring in the bedroom, ceiling slopes towards the light fixture, ceiling cracks, peeling paint on eaves, fascia, wood trim, and eaves that have some deterioration, which need to be repaired. The estimated cost to cure is not available in the loan file. The 1004D, or structural integrity engineer's inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects an appraisal fee of xxx. The CD dated xx/xx/2025 reflects an appraisal fee of xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9OOU51RVYGH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Cash Out	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	45.239%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.50%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.41 years on the job as a xxx at xxx.
BWR2 has 2.41 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.239% Tape Value: 44.000% |---| 1.239% |----| 1.23900% Comment: Tape shows 44.000% and Audit value 45.239%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Tape shows Conventional and Audit value FHA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows xxx and Audit value xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. The last MI payment received on xx/xx/2025 is more than 60 days ago.

The seller confirmed the subject loan is not insured."	* Compliance Testing (Lvl 3) "The loan failed the TILA finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx.

The loan failed the TILA foreclosure rescission finance charge test due to calculated finance charge of xxx exceeds the disclosed finance charge of xxx by -xxx.

The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3) "The tape shows loan closed with an expired credit. A new credit report was pulled, and scores are now below 500. Further details not provided. The subject FHA loan originated on xx/xx/2025 with xxx ."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xxx" the subject property type is a manufactured home. The manufactured home affidavit of affixation attached with the recorded mortgage located at "xxx" states that the manufactured home with serial #xxx has been affixed to the permanent foundation."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RANNU5T03NL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.490%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.636%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.49%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the servicing comment dated xx/xx/2025, the reason for default is servicing problem.
As per tape data, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.636% Tape Value: 50.000% |---| -0.364% |----| -0.36400% Comment: Borrower DTI Ratio Percent is 49.436%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property Address Street is xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject Property Type is High Rise Condo (xxx) . Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape and file show the condo project is ineligible due to structural repairs needed. Appraisal report is as-is. Review of the condo questionnaire shows the project does not confirm the structural safety and soundness of the project, as special assessments for redecorating and poor condition of ceiling repairs in the amount of xxx have been planned. The structural inspection report verifying the completion of work is missing, and the final CD does not reflect the escrow holdback. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* ComplianceEase Exceptions Test Failed (Lvl 3) "he loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the Pennsylvania license validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2023 reflects Points - Loan Discount Fee at xxx. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xxx.
Loan estimate dated xx/xx/2023 reflects HOA Certification Handling Fee at xxx. CD dated xx/xx/2024 reflects HOA Certification Handling Fee at xxx.
This is a cumulative increase in fee of xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2024 and the 3-year SOL is active.

																																																																																							Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of Section C fees and Recording fee at xxx. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2024 and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8DX7V01SK7J	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.490%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.933%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument # xxx in the amount of xxx with xxx.
There is an active prior UCC lien against the xxx in favor of xxx, which was recorded on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the total amount of xxx on xx/xx/2026.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.490%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
The loan has not been modified since origination.
As per seller's tape, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.933% Tape Value: 50.000% |---| -0.067% |----| -0.06700% Comment: Tape shows the borrower DTI ratio percentage as 50.000%, but the audit value shows 49.933%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows the current value as xxx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape shows the Original Standard LTV (OLTV) at xxx, but the audit value shows xxx. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.93%. Tape shows undisclosed debt. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR receives social security income. FICO 707, 0X30 since inception, xxx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DYLBW3JUB0O	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Massachusetts	xxx	xxx	xxx	Massachusetts	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	44.196%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xxx. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2026 were paid in the total amount of xxx on different dates.
The 1st and 2nd installments of county taxes for 2027 were due in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2025, the RFD is a payment dispute.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing Initial LE Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: 44.196% Tape Value: 44.000% |---| 0.196% |----| 0.19600% Comment: As per the document, the borrower DTI ratio percent type is 44.196%, but the tape shows 44.000%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document, the original standard LTV is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: As per the note document, the property address street is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as-is. Tape and the photo addendum of the appraisal report show that a portion of the rear siding is missing. The estimated cost to cure is not available in the loan documents. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial LE is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xxx) QM points and fees test due to fees charged xxx exceed fees threshold of xxx by +xxx.
The below fees were included in the test:
Administration Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xxx exceed fees threshold of xxx by +xxx.
The below fees were included in the test:
Administration Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The notice of servicing transfer disclosure is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4UNH87PBL6D	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Oregon	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.815%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the servicing comment dated xx/xx/2026, the reason for default is marital difficulties.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 3.83 years on the job as an xxx with xxx. Additionally, BWR has been SE for 3 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.815% Tape Value: 50.000% |---| -0.185% |----| -0.18500% Comment: Tape shows the borrower DTI ratio percent is 50.000%, and the audit value shows 49.815%. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: Tape shows the loan original maturity term months is 359, and the audit value shows 360.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape shows the property address street is xxx, and the audit value shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "The seller confirmed the subject loan is not insured."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 49.81%. Tape shows an incorrect income calculation and use of unsupported bonus/overtime income. Revised DTI is 52%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 3.83 years on the job as an xxx with xxx, FICO 763, 1X30 in the last 24 months, xxx equity in the subject, and xxx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 does not reflect Disaster Certification. The CD dated xx/xx/2020 reflects Disaster Certification at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2020, and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.81% as the borrower's income is xxx and total expenses are in the amount of xxx, and the loan was underwritten by DU Locator xxx, and its recommendation is Approve/Eligible with a DTI of 49.81%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MIHIABQRL4T	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.375%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.912%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx in favor of xxx for xxx.
There are two IRS liens against the xxx in favor of the xxx, which were recorded on xx/xx/2024 in the total amount of xxx.
There is a civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2023. The judgment amount is not available.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026 the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx(xxx), which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to the payment history as of xx/xx/2026 the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1 month on the job as xxx at xxx. Additionally, BWR has 2.66 years on the job as a xxx at xxx.16 years on the job as an xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 42.912% Tape Value: 43.000% |---| -0.088% |----| -0.08800% Comment: Borrower DTI Ratio Percent 42.91%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: The current value is N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Doc Date of Last Modification Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: Doc Date of Last Modification N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "The tape shows MI was rescinded."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 43%. Tape shows there were undisclosed judgments at closing. BWR defect. Subject originated xx/xx/2020 and the 3 year SOL has expired. 0X30 last 24 months."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RNCHVJE929Y	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.750%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2018	xxx	Primary	Yes	Yes	No	xxx	xxx	49.985%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xxx in the amount of xxx with xxx.
There is a junior child support lien against the xxx in favor of the xxx which is recorded on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.75 years on the job as a xxx with xxx.
BWR2 has 17.50 years on the job as a xxx with xxx.
BWR3 has 3.75 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing Initial Closing Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 49.985% Tape Value: 50.000% |---| -0.015% |----| -0.01500% Comment: As per the document borrower xxx percent 49.869% but tape shows 50.000%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is. Appraisal shows drywall in the living room appears to have water damage from the sprinklers, which needs to be repaired. The estimated cost to cure is not available in the loan file. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback."
* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.98%. Tape shows the lender did not obtain sufficient SE income history for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired. BWR1 has 6.75 years on the job as a xxx with xxx. BWR2 has 17.50 years on the job as a xxx with xxx. BWR3 has 3.75 years on the job as a xxx with xxx. FICO 746, 0X30 in the last 24 months, and xxx equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to the initial CD is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.98% as the borrower's income is xxx and total expenses are in the amount of xxx, and the loan was underwritten by DU (xxx), and its recommendation is "xxx" with a DTI of 49.98%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79YRNC0X1R3	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	37.847%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for the year 2026 were paid on xx/xx/2026 in the amount of xxx.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: 37.847% Tape Value: 38.000% |---| -0.153% |----| -0.15300% Comment: Tape shows borrower DTI ratio percent as 38.00%, but audit value shows 37.847%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows current value as xxx, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape shows purpose of refinance per HUD-1 as No cash out, but audit value shows Change in Rate/Term. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows Freddie repurchased due to PIW exercised when the appraisal had previously been received. Repurchased xx/xx/2021. Note requested back xx/xx/2021. Further details are provided."
* Missing Appraisal (Lvl 3) "Tape shows the subject loan closed with xxx. File does not show any prior appraisal ordered for the subject property, and the PIW disclosure signed by the BWR is available in the file. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N5XEFOUUSZG	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.750%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	35.091%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.750%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 18.41 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 35.091% Tape Value: 35.000% |---| 0.091% |----| 0.09100% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal was completed as-is with a C5 condition rating. The appraisal and photo addendum show significant deferred maintenance, including deteriorated decks requiring repair and staining, overgrown landscaping, a master bathtub filled with dirt, and flooring damaged. Tape shows the property has not changed. 1004D completion report is missing from the loan file. The cost to cure is not available. Final CD does not reflect the escrow holdback amount."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2021 does not reflect a Rate Lock Fee. The CD dated xx/xx/2021 reflects a Rate Lock Fee at xxx. The loan estimate dated xx/xx/2021 reflects an appraisal fee of xxx. The CD dated xx/xx/2021 reflects an appraisal fee of xxx. The loan estimate dated xx/xx/2021 reflects a Transfer Taxes fee at xxx. The CD dated xx/xx/2021 reflects a Transfer Taxes at xxx. This is a cumulative increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xxx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at "xxx" state that the manufactured home with serial # xxx has been affixed to the permanent foundation."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DPG0W8RM6KH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Iowa	xxx	xxx	xxx	Iowa	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	36.025%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
The annual utilities/MUD charges for 2025 have been paid in the total amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per comment dated xx/xx/2024, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024. As per servicing comment dated xx/xx/2024, the foreclosure sale date was scheduled for xx/xx/2024. The date of sale was postponed, and as per the servicing comment dated xx/xx/2024, the recent foreclosure sale date is scheduled for xx/xx/2024. As per servicing comment dated xx/xx/2024, the foreclosure file has been closed due to reinstatement. Further details not provided.
No post-close bankruptcy record has been found.
BWR has 10.91 years on the job as a xxx at xxx.
Foreclosure Comments:As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024. As per the servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to state mandates. As per servicing comment dated xx/xx/2024, the foreclosure sale date was scheduled for xx/xx/2024. The date of sale was postponed, and as per the servicing comment dated xx/xx/2024, the recent foreclosure sale date is scheduled for xx/xx/2024. As per servicing comment dated xx/xx/2024, the foreclosure file has been closed due to reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 36.025% Tape Value: 36.000% |---| 0.025% |----| 0.02500% Comment: Borrower DTI ratio Percent is 33.701%. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 36.02%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 10.91 years on the job as a xxx at xxx. FICO 716, 1X30 in the last 24 months, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
Real Estate Commission paid by Borrower: xxx
Title-Closing paid by Borrower: xxx
xxx fee paid by Borrower: xxx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 reflects an appraisal fee at xxx. The CD dated xx/xx/2020 reflects an appraisal fee of xxx. This is an increase in fee of +34.20 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2020, and the 1 year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YDNXXFJADOJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	21.633%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of the xxx in the amount of xxx, which was originated on xx/xx/2023 and recorded on xx/xx/2023 with the instrument #xxx
There is an active junior mortgage labeled a recapture and land use restriction agreement against the subject property in favor of xxx for profit corporation, which was originated on xx/xx/2023 and recorded on xx/xx/2023 with the instrument #xxx in the amount of xxx.
There are two junior credit card judgments against the borrower in favor of xxx, which were recorded on xx/xx/2025 and xx/xx/2025 in the total amount of xxx.
The annual county taxes for 2025/2026 have been exempt.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is a servicing problem.
As per the servicing comment dated xx/xx/2025, there is a payment dispute. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.91 years on the job as a xxx at xxx. Additionally, BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 21.633% Tape Value: 22.000% |---| -0.367% |----| -0.36700% Comment: Borrower DTI ratio percent is 21.633%. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Current value is not applicable. Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows the subject loan required a full condo review of the project, as the CLTV is over 90% and the USB PAD list shows the project is pending. The appraisal report is as is, and the condo questionnaire does not show any damage or repair work. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 reflects the HOA certification handling fee of xxx. The CD dated xx/xx/2023 reflects the HOA certification handling fee of xxx. This is an increase in fee of +17.95 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2023, and the SOL 1 year has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2Z89FDH7LPX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 12.16 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 46.984% Tape Value: 50.000% |---| -3.016% |----| -3.01600% Comment: Tape shows 50.00% but audit value is 46.984% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx audit value is xxx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx smith xxx but audit value is xxx smith xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape shows no cash out but audit value is Limited Cash out Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows GNMA EBO. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx. Further details are not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47%. Tape shows an increased DTI of 50%. Further details not provided. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been SE for 12.16 years at xxx, FICO 786, 0X30 in the last 24 months, xxx equity in the subject, and xxx residual income."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 46.98%, as the borrower income is xxx and total expenses are in the amount of xxx, and the loan was underwritten by DU/LP (xxx), and its recommendation is "xxx" with a DTI of 47%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AUCYRM7MEFW	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	xxx	42.672%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with Instrument # xxx in the amount of xxx with xxx.
There are 2 prior credit card judgments against the subject borrower in favor of xxx, which were recorded on xx/xx/2021 and xx/xx/2021 in the total amount of xxx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There is an active junior credit card judgment against the subject borrower in favor of xxx, which was recorded on xx/xx/2025 in the total amount of xxx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There are 2 active junior civil judgments against the subject borrower in favor of the xxx, which were recorded on xx/xx/2024 and xx/xx/2025 in the amount of xxx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.75%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data the subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR1 has 9.5 years on the job as a xxx at xxx.
BWR2 has 1 month on the job as a xxx at xxx. Previously, BWR2 had multiple jobs in the last two years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 42.672% Tape Value: 43.000% |---| -0.328% |----| -0.32800% Comment: BWR DTI ration percent is 42.67%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address street is xxx bluebird xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "The seller confirmed that the subject loan is not insured."	* GSE Points and Fees Test Violations (Lvl 2) "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx
Excluded Bona Fide Discount Points -xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx
																																																																																								Excluded Bona Fide Discount Points -xxx."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
01264H44KR2	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	39.919%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page# xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2027 are due in the total amount of xxx on xx/xx/2026.
The 1st and 2nd installments of combined taxes for 2026 were paid in the total amount of xxx on xx/xx/2026 and xx/xx/2025.
The annual combined taxes for 2025 were paid in the amount of xxx on xx/xx/2024.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.38%. The current UPB reflected as per the payment history is xxx.

Collections Comments:As per the collection comments the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.919% Tape Value: 40.000% |---| -0.081% |----| -0.08100% Comment: Borrower DIT ration percent is 39.919%. Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property address is xxx is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Home improvement   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is Cash out - other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 Cash out.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as-is. The photo addendum of the appraisal report shows damage to the kitchen ceiling from bathroom overflowing on the second floor. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the TILA PCCD coverage conflict validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 does not reflect Abstract Title Search Fee. Final CD dated xx/xx/2025 reflects Abstract Title Search Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2025 and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows GNMA EBO. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q667ENDOMN6	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	45.803%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st & 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.990%. The current UPB is xxx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 45.803% Tape Value: 45.800% |---| 0.003% |----| 0.00300% Comment: Borrower DTI ratio percent is 46.444%. Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS min number is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -1 (Days) Variance %: Comment: Original note doc date is xx/xx/2026. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.77%. The Lender included pension income without evidence of continuance. Revised DTI 62.53%. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR receives SSI & Pension, FICO 738, xxx residual income, xxx reserves, xxx equity in the subject property. 0X30 since inception."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1NYGORK8D7K	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.250%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is a prior credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2021 in the amount of xxx. The SSN is inconsistent with the supporting document.
There is a prior civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2024 in the amount of xxx.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property occupancy is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Borrower first name is xxx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower Last name is xxx.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.00   Tape Value: 0.98   Variance: 0.02   Variance %: 2.04081%   Comment: DSCR is 1.00.   Tape Source: Initial   Tape Type:
																																																																																				Field: Loan Documentation Type Loan Value: DSCR Tape Value: Alternative Variance: Variance %: Comment: Loan documentation type is DSCR. Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2026."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XQW54V6ZHK0	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.375%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.549%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xxx in the amount of xxx with xxx, a credit union.
There is a real estate tax lien against the xxx in favor of xxx, which was recorded on xx/xx/2020 in the amount of xxx.
There are three junior state tax liens against the xxx in favor of the xxx, which were recorded on different dates, in the total amount of xxx.
There is a civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2026 in the amount of xxx.
There is a credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2024 in the amount of xxx.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xxx. The deferred agreement located at "xxx" shows the deferred balance as xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per comment dated xx/xx/2026, the RFD mentioned is curtailment of income.
As per comment dated xx/xx/2025, the subject property is owner-occupied.
Tape shows a property defect. Appraisal report is as is, and the photo addendum shows cracks in the ceiling and driveway. Estimated cost to cure is not available. CCs, do not show any damages.
The loan has not been modified.
As per the comment dated xx/xx/2024, the FC was initiated on loan in 2024. As per the comment dated xx/xx/2024, the foreclosure has been closed due to reinstatement. Further details not provided.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as a xxx at xxx. BWR previously worked with xxx between xx/xx/2015 and xx/xx/2017 for 2.41 years.
Foreclosure Comments:As per the comment dated xx/xx/2024, the FC was initiated on loan in 2024. As per the comment dated xx/xx/2024, the foreclosure has been closed due to reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 98 Tape Value: 101 |---| -3 |----| -2.97029% Comment: Tape shows the age of loan 101. Audit value is 98. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.549%   Tape Value: 49.900%   Variance: -5.351%   Variance %: -5.35100%   Comment: The tape shows the borrower's DTI ratio percentage. The data provided is 49.9%. The audit value is 44.549%.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 262   Variance: 98   Variance %: 37.40458%   Comment: The tape shows the loan's original maturity term in months. The data provided is 262. The audit value is 360.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Null.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: The tape shows the Original Standard LTV (OLTV). The data provided is xxx. The audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: The tape shows the property address and street. The data provided is xxx. The audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2048 Tape Value: xx/xx/2039 Variance: 2984 (Days) Variance %: Comment: Tape shows the stated maturity date data provided is xx/xx/2039. The audit value is xx/xx/2048. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows a property defect. Appraisal report is as is, and the photo addendum shows cracks in the ceiling and driveway. Estimated cost to cure is not available. 1004D report is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.54%. Tape shows an increased DTI of 49.90%. Further details not provided. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired. BWR has 4 months on the job as a xxx at xxx, FICO 669, xxx equity in the subject, and xxx residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2018, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2018. Initial LE dated xx/xx/2017 reflects lender credit at xxx. Final CD dated xx/xx/2022 reflects lender credit at xxx. This is decrease of +xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.54% as the borrower's income is xxx and total expenses are in the amount of xxx, and the loan was underwritten by LP (xxx) and its recommendation is "xxx" with a DTI of 44.54%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HQQN2DE2AOS	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data, the subject property is non-owner occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name is xxx.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Prepayment penalty indicator is yes. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan documents. Subject is NOO purchase originated on xx/xx/2026."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the property is unsaleable due to the property has 2 units located near a commercial area. Further details not provided. Zillow search shows an estimated value of xxx. Current UPB is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K1B19NKGMED	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2026	xxx	Primary	Yes	Yes	Yes	xxx	xxx	48.567%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
 No active judgments or liens have been found.
 The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025, xx/xx/2025, xx/xx/2026, and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
 As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Right of Rescission	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Age of the loan is 4. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: CLTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -6 (Days)   Variance %:    Comment: Note date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: LTV is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured due to the property is manufactured home and located in a flood zone, which does not meet FHA eligibility for HUD insurance."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2026 does not reflect the transfer tax fee. The post-consummation CD dated xx/xx/2026 reflects a transfer tax fee of xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2026, and the 3-year SOL is active."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xxx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at "xxx" state that the manufactured home with serial #xxx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38AWNHRC9N4	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	35.917%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 5 years on the job as an xxx with xxx.com xxx.
BWR2 has 3.25 years on the job as an xxx with xxx.com xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: Age of Loan is 5 Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN Number is xxx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -5 (Days) Variance %: Comment: Original Note Doc Date is xx/xx/2025 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on final CD dated xx/xx/2025. The initial LE dated xx/xx/2025 reflects lender credit at xxx. PCCD dated xx/xx/2026 reflects lender credit at xxx. This is a decrease of xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the condo was on xxx's ineligible project list. Tape and file show the subject loan closed with a PIW disclosure. Condo questionnaire does not show any special assessments or critical repairs. 1004D completion report is missing from the loan file. Zillow search reflects an estimated value of xxx. Current UPB is xxx."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T846JH02KBP	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.250%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	55.663%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.The current UPB reflected as per the payment history is xxx.
As per the tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as a xxx with xxx. Previously, BWR had 1.91 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Tape shows age of loan is 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows current value is xxx.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows PMI active is No.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows MERS MIN Number is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape shows original standard LTV is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test due to the post-consummation reason for re-disclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the AUS recommendation as "xxx" and the loan is ineligible for manual underwriting due to DTI exceeding guidelines. Further details not provided."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3OTEE8G9CE4	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Ohio	xxx	xxx	xxx	Ohio	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.850%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	2 Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	33.319%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx, in the amount of xxx with xxx.
No active judgments or liens have been found.
The 2nd installment of county taxes for 2025 has been due in the amount of xxx on xx/xx/2026 and the 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.85%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.08 years on the job as a xxx with xxx. Previously, BWR had been SE as a xxx for 3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 33.319%   Tape Value: 54.400%   Variance: -21.081%   Variance %: -21.08100%   Comment: BWR DTI ratio percent is 33.319%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 26.145%   Tape Value: 31.196%   Variance: -5.051%   Variance %: -5.05100%   Comment: Housing ratio per U/W is 26.145%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN number is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -1 (Days) Variance %: Comment: Original Note doc date is xx/xx/2025. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.31%. The tape shows a rental income miscalculation, as the lender did not obtain supporting rental income documentation. Revised DTI is 54.40%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.08 years on the job as a xxx with xxx. FICO 747, 0X30 since inception; xxx reserves; xxx equity in the subject; and xxx residual income.

																																																																																								xx/xx/2026: Exception downgraded to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YGBO8HJU0VB	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Kentucky	xxx	xxx	xxx	Kentucky	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.200%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	33.550%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.200%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per tape, the property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR has 1 year on the job as a xxx at xxx. Previously, BWR had multiple jobs for more than two years in the variance line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -12.50000% Comment: Age of loan is 7 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI active is not active.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS min number is xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -6 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV (OLTV) is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the lender did not verify 6 months of payment history on the existing mortgage. Further details not provided. Subject loan originated on xx/xx/2025, FICO 736, and 0X30 since inception."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AFBSIL0HV0X	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	39.965%	First	Short Form Policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument # xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx in the amount of xxx which originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument# xxx
The property tax status is not provided in the updated title report.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
CCs do not show any damages.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as a xxx at xxx. Additionally, BWR has 6 months on the job as a xxx at xxx. Previously, BWR had multiple jobs in the last two years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: age of loan is 4. Tape Source: Initial Tape Type:
																																																																																				Field: Borrower DTI Ratio Percent Loan Value: 39.965% Tape Value: 46.000% Variance: -6.035% Variance %: -6.03500% Comment: BWR DTI ratio percent is 39.965%. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report was subject to. The photo addendum reflects water stains on the ceiling due to a previous bathroom leak and worn flooring. The estimated cost to cure is not available in the loan file. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.96%. The tape reflects an increased DTI of 46%. Further details not provided. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 2 months on the job as a xxx at xxx. Additionally, BWR has 6 months on the job as a xxx at xxx. FICO 786, 0X30 since inception, and xxx residual income. Review shows ATR confirmed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0Q3A5FSDJ0C	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Hawaii	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	Not Applicable	xxx	Secondary	Yes	Yes	No	xxx	xxx	44.127%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026 the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument # xxx in the amount of xxx with MERS as nominee for xxx, DBA: xxx
No active judgments or liens found.
The 1st and 2nd installment of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xxx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.75 years on the job as a xxx with xxx.
BWR2 has 2.75 years on the job as an xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Hazard Insurance Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.127% Tape Value: 44.000% |---| 0.127% |----| 0.12700% Comment: Tape shows 44.000% but audit value shows 45.148%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No but audit value shows Yes.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.119%   Tape Value: 25.000%   Variance: 0.119%   Variance %: 0.11900%   Comment: Tape shows 25.000% but audit value shows 11.489%.   Tape Source: Initial   Tape Type:
Field: Is Loan Part of a Piggyback Combination?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -7 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 but audit value shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44%. Tape shows undisclosed debt. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 2.75 years on the job as a xxx with xxx; BWR2 has 2.75 years on the job as an xxx, FICO 667, and 0X30 since inception.

xx/xx/2026: Exception downgraded to LVL2 based on PH."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
00RVN7MXZRY	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Oklahoma	xxx	xxx	xxx	Oklahoma	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	27.893%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with book/page #xxx in the amount of xxx, with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 5 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: 27.893% Tape Value: 35.000% |---| -7.107% |----| -7.10700% Comment: BWR DTI ratio percent is 27.893%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Lien Priority Type   Loan Value: First   Tape Value: Second   Variance:    Variance %:    Comment: Lien is 1st.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN number is xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan was declined due to concerns with the documented flow of funds from the sale of two borrower-owned properties. The proceed of sale of REO was used as assets towards closing. Final CD shows cash to close requirement of xxx. Bank statements in file shows xxx in assets. The check available in the file shows BWR as the remitter and the title company as the payee, and the investor wanted a check from the buyer of the REO property to our BWR. A second investor declined after a 60-day review due to recent credit updates reflecting prior late payments. Borrower has been current since March 2026. Further details not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase case that originated on xx/xx/2022, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents.

																																																																																								Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5AES52O98JY	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Unavailable	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xxx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	0.000%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been exempted.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per tape data, the subject property is non-owner occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: BWR middle name is N/A. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: BWR first name is N/A.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name is xxx.   Tape Source: Initial   Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 34.36292%   Comment: Cash to borrower (xxx) is xxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 30   Variance: 330   Variance %: 1100.00000%   Comment: Loan Original Maturity Term Months is 360.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type is High rise condo (xxx) Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Appraisal in file shows property earning potential report as a short-term rental. Treating as commercial property. Elevated for client review."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2025. Short term rentals, leases are not available"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the file."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The settlement statement dated xx/xx/2025 reflects cash to the borrower in the amount of xxx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6644PR04VIE	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.069%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual first and second installments of county taxes for 2025-2026 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.50%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.58 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Tape borrower #1 middle name is xxx Tape Source: Initial Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 21309.87212%   Comment: Cash from BWR is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 30 Variance: 330 Variance %: 1100.00000% Comment: Loan original maturity term months are 360. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity CE report show the subject loan failed HPML test. Further details not provided. Subject originated on xx/xx/2026."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 7.895% exceeds the APR threshold of 7.800% over by +0.095%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 7.895% exceeds the APR threshold of 7.800% over by +0.095%. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UTELVDNZ0M5	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$1,692.19	xxx	7.125%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2026	xxx	Investor	Yes	Yes	Yes	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx. No active judgments or liens have been found. The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current interest-only payment is in the amount of xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xxx. The loan is interest only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx. The loan is interest only for 120 months. As per the tape, the subject property is non-owner-occupied. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: BWR first name is N/A.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR lat name is xxx estate xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 0.76   Tape Value: 0.75   Variance: 0.01   Variance %: 1.33333%   Comment: DSCR ratio is 0.88.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 31.84335%   Comment: Note reflects P&I as xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2026.
xx/xx/2026: Seller confirmed that 1007 was used in lieu of a lease agreement."
* Property is Commercial Prop (Lvl 4) "Online search results show the subject property is listed on booking.com as a short-term rental house in Rockport. Treating it as commercial property. Elevated for client review."	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xxx, annual payments (xxx) are xxx and the debt service cover ratio (xxx) is 0.76."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWR as member of the LLC and not in the individual name. The personal guaranty is available in the file. Tape shows spousal consent document missing; borrower refuses to sign and is now divorced. The file shows BWR is the sole member of the LLC, and the note and mortgage were not signed by the BWR in an individual capacity."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BC343BMM36E	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.250%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Cash Out	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	52.510%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
There is a prior mortgage originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xxx with xxx.
There is an active prior judgment against xxx in favor of xxx, which was recorded on xx/xx/2019. The SSN# mentioned on the supporting document is inconsistent with the subject borrower's SSN#
The 1st & 2nd installments of county taxes for 2025/26 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xxx with an interest rate of 6.250%. The current UPB, as per the tape, is xxx.	Collections Comments:According to the tape, the current status of the loan is performing.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as per the tape, is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.75 years on the job as a xxx at xxx. Previously, BWR1 had 4 years on the job as a xxx at xxx.
BWR2 has 6.41 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xxx Tape Value: xxx |---| xxx |----| 0.64300% Comment: CLTV is xxx. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: LTV is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xxx) QM points and fees test due to fees charged xxx exceed fees threshold of xxx by +xxx.
The following fees were included in the test:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xxx exceed fees threshold of xxx by +xxx.
The following fees were included in the test:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the FHA cash-out refinance did not meet the required 12-month seasoning requirement, as the new FHA case number was assigned prior to 12 months from the borrower's acquisition of the subject property. Further details not provided. Subject originated on xx/xx/2026."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM rebuttable presumption test due to fees charged xxx exceed fees threshold of xxx by +xxx.
The below fees were included in the test:
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM safe harbor test threshold test due to APR calculated 7.122% exceeds APR threshold of 8.256% under disclosed by -1.134%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T5BBN4XEKQ9	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.047%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026, in the amount of xxx with xxx.
There is a prior mortgage against the subject property which was originated on xx/xx/2024 and recorded on xx/xx/2025 in the amount of xxx with xxx.
The property tax status is not provided in the updated title report.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape as of xx/xx/2026, the next due date is xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the tape is xxx.	Collections Comments:As per the tape, the current status of the loan is performing.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape as of xx/xx/2026, the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.25 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.047% Tape Value: 42.000% |---| 0.047% |----| 0.04700% Comment: Borrower DTI ratio percent is 42.047%. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2022   Variance: 1461 (Days)   Variance %:    Comment: First payment date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 41.239%   Tape Value: 41.000%   Variance: 0.239%   Variance %: 0.23900%   Comment: Housing ratio per UW is 41.239%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS min number is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2052 Variance: 1461 (Days) Variance %: Comment: Maturity date is xx/xx/2056. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 42%. Tape shows the lender did not validate BWR income and assets. The bank statement is missing from the loan file, and the cash-to-close requirement is xxx. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 3.25 years on the job as a xxx with xxx, FICO 696, and xxx equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YMGGERT68VI	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	49.443%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx in favor of xxx for xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 year on the job as an xxx at xxx. Additionally, BWR1 has 3.66 years on the job as an xxx at xxx.
BWR2 has 14 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.443% Tape Value: 49.440% |---| 0.003% |----| 0.00300% Comment: BWR DTI ratio is 49.443%. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.44%. The Lender excluded a mortgage and miscalculated student loan liabilities. Revised DTI 67.98%. Lender defect. The subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR is employed with xxx as xxx for 1 year, BWR2 is employed with xxx as a xxx for 14 years, FICO 743, xxx residual income, xxx reserves, xxx equity in the subject property."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S3N1DL1KD71	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.499%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	20.930%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There are two prior child support liens and one credit card judgment against the borrower in favor of xxx, which were recorded on xx/xx/2016, xx/xx/2020, and xx/xx/2020 in the amount of xxx. The SSN mentioned on the supporting document is inconsistent with xxx.
There are 2 renewed credit card judgments against the borrower in favor of xxx, which were recorded on xx/xx/2008 and xx/xx/2018 in the amount of xxx. The SSN mentioned on the supporting document is inconsistent with xxx.
There is a notice of a federal tax lien against xxx in favor of the xxx, which was recorded on xx/xx/2026. The SSN mentioned on the supporting document is inconsistent with xxx.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.499%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.16 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 |---| -6 (Days) |----| Comment: Original Note Doc Date is xx/xx/2026 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. LE dated xx/xx/2026 reflects Points - Loan Discount Fee at xxx. The final CD dated xx/xx/2026 reflects Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2026, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan approved with an I-797 application for BWR. The file shows BWR was a child of a US citizen when the I 797 was approved in 2011. There is a mention of a case to be determined in 2028. Further details not provided. Subject originated xx/xx/2026. BWR has 5 years SE at xxx. FICO 798 and 0X30 since inception."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F97D4UYUQX1	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Oklahoma	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	41.090%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026. The current P&I is xxx and PITI of xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
Unable to determine RFD.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR was qualified using an offer letter as a xxx at xxx. Previously, BWR had been SE as a restaurant manager consultant between xx/xx/2022 and xx/xx/2025 for 3.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.090% Tape Value: 37.882% |---| 3.208% |----| 3.20800% Comment: BWR DTI Ratio Percent is 41.090%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 37.882%   Tape Value: 41.000%   Variance: -3.118%   Variance %: -3.11800%   Comment: Housing Ratio Per U/W is 37.882%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Interest Paid Through Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -31 (Days) Variance %: Comment: Interest Paid Through Date is xx/xx/2026. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 41.09%. Tape shows the lender did not include a truck payment in DTI. BWR was previously SE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR was qualified using an offer letter as a xxx at xxx, FICO 739, and xxx equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EXRHCGGR1HU	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maine	xxx	xxx	xxx	Maine	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.665%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.267%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.665%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 29.91 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 49.267% Tape Value: 36.590% |---| 12.677% |----| 12.67700% Comment: Borrower DTI ratio percent is 49.267%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 47.131%   Tape Value: 35.000%   Variance: 12.131%   Variance %: 12.13100%   Comment: Housing ratio per UW is 47.131%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is change in rate/term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction per HUD-1 is refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject mortgage originated xx/xx/2026 in the amount of xxx. First payment date xx/xx/2026. The subject transaction was originally approved on a Property Data Report with an estimated value of xxx. Tape shows original valuation at xxx was then readjusted to xxx LTV. The Lender obtained a Post-Closing appraisal revealing a value of xxx which also appears inflated. Subject appears closer in line with xxx for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Online searches did not show an estimated value. Current UPB is xxx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan was closed with xxx. AUS lost approval due to getting a full appraisal post-closing, and the new value came in at xxx, pushing the LTV from xxx to xxx. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YTPCHTBQL4F	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Massachusetts	xxx	xxx	xxx	Massachusetts	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	45.477%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xxx with xxx.
The property tax status is not provided in the updated title report.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2 years on the job as a xxx at xxx.
BWR2 has 1.33 years on the job as a xxx at xxx. Previously, BWR2 had 1.41 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.477% Tape Value: 42.350% |---| 3.127% |----| 3.12700% Comment: Borrower DTI ratio percent is 45.477%. Tape Source: Initial Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MERS min number is xxx. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "The final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2026, and the 1-year SOL is active."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete as the initial CD is missing from loan documents. Subject loan is a purchase case, originated on xx/xx/2026 and the 1-year SOL is active."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.48%. Tape shows the lender omitted the prior residence debt as the prior residence was pending sale. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR1 has 2 years on the job as a xxx at xxx. BWR2 has 1.33 years on the job as a xxx at xxx. FICO 713, and xxx equity in the subject. Prior residence sold on xx/xx/2026 eliminating the prior mortgage debt."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22SS94T73L1	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	38.012%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
There is one active prior credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2010 in the amount of xxx.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.75 years on the job as a xxx at xxx.
BWR2 has been SE for 10.08 years with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Borrower #1 middle name is xxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 38.012%   Tape Value: 37.230%   Variance: 0.782%   Variance %: 0.78200%   Comment: Borrower DTI ratio percent is 38.01%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower last name is xxx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MERS min number is xxx. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows that the minimum required cash-to-close was not met, as the realtor gave a credit of xxx towards closing. Review of loan file shows bank statements in the file shows available balance is xxx which satisfy the cash-to-close requirement of xxx. Further details not provided."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test. Subject loan is a purchase case, originated on xx/xx/2026 and the 1-year SOL is active."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete as the initial CD is missing from loan documents. Subject loan is a purchase case, originated on xx/xx/2026 and the 1-year SOL is active."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from loan documents."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MHLGKW2W7C4	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Michigan	xxx	xxx	xxx	Arizona	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2025	xxx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.689%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xxx in the amount of xxx, with xxx. No active judgments or liens have been found. The annual installment of utilities/MUD charges for 2026 has been paid in the amount of xxx on xx/xx/2026. The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026, respectively. The 1st installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.00%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
 Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
 No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR receives pension and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Note	Field: Borrower First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Tape shows borrower xxx is xxx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows Borrower Last Name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000M Tape Value: CCCCCCCCCCCC Variance: Variance %: Comment: Payment history updated by loan auditor. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 39.69%. The loan file is missing evidence of Pension income. Revised DTI is in excess of 100%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR receives SSI & Pension, FICO - None, xxx residual income, xxx reserves, xxx equity in the subject property."
* Loan does not conform to program guidelines (Lvl 4)     "Tape and file show the power of attorney used to execute the loan documents did not reference the subject property's address. Further details not provided. Subject originated on xx/xx/2025."
* Note is missing or unexecuted (Lvl 4) "The Note was signed on xx/xx/2025, by xxx D. xxx, with xxx. The Power of Attorney, dated xx/xx/2025 and recorded on xx/xx/2025, is available in the file and authorizes xxx xxx to sign on behalf of xxx D. xxx. The Power of Attorney was recorded after the execution of the Note."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to decrease in lender credit on CD dated xx/xx/2025. Initial CD dated xx/xx/2025 reflects lender credit at xxx. Final CD dated xx/xx/2025 reflects lender credit at xxx. This is decrease of -xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2025 and the 1-year SOL has expired."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xxx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at "xxx" state that the manufactured home with serial #xxx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LHBIIHFE0IT	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Commercial Prop	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	38.421%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2026 have been paid in the amount of xxx on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2027 are due in the amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner occupied.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.50 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: BWR #1 middle name is xxx Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR first name is xxx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000 Tape Value: CCCCCC Variance: Variance %: Comment: MM0000 Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. Last MI payment received on xx/xx/2026 was more than 60 days ago."
																																																																																						* Property is Commercial Prop (Lvl 4) "Subject mortgage originated on xx/xx/2025 in the amount of xxx on an appraised value of xxx. Online values average xxx. Current UPB xxx. Residence is a 2/1, 967 sq ft. and part of a large attached warehouse with open bay for working on vehicles. Treating as commercial property. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L0NQFIUB78Z	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	49.362%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is one junior mortgage against the subject property in the favor of xxx, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 have been SE for 17.16 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -14.28571% Comment: Age of loan is 12. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR 2 last name is xxx.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.362%   Tape Value: 99.000%   Variance: -49.638%   Variance %: -49.63800%   Comment: BWR DTI ratio percent is 49.36%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: n/a.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN number is xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: 0.27027% Comment: Original appraised value is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.36%. Tape shows income miscalculation. Revised DTI is 99%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 and BWR2 have been SE for 17.16 years at xxx, FICO 679, and xxx equity in the subject."	* ComplianceEase TILA Test Failed (Lvl 2) "TRID total of payment disclosed on final CD as xxx. Calculated total of payments is xxx for an under disclosed amount of -xxx. The disclosed total of payments of xxx is not considered accurate due to it being understated by more than xxx.

This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case. The loan is originated on xx/xx/2025, and the 1-year SOL has expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.569% exceeds APR threshold of 8.240% over by +0.329%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.532% exceeds APR threshold of 8.240% over by +0.292%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y2DCXVGHHS9	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Louisiana	xxx	xxx	xxx	Louisiana	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.990%	300	xx/xx/2026	xx/xx/2026	FHA	Fixed	Cash Out	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	50.572%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument no. #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 1 month on the job as a xxx with xxx. Previously, BWR had 4 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Age of loan is 0 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 50.572%   Tape Value: 76.711%   Variance: -26.139%   Variance %: -26.13900%   Comment: Borrower DTI ratio percent is 50.218%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 336   Variance: -36   Variance %: -10.71428%   Comment: Loan original maturity term months is 300.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS min number is xxx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -1.71949%   Comment: Original appraised value is xxx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV)xxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2051   Tape Value: xx/xx/2054   Variance: -1096 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/2051.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 300 Tape Value: 336 Variance: -36 Variance %: -10.71428% Comment: Stated remaining term is 300. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 50.57%. Tape shows an increased DTI of 76.71%. Further details not provided. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 1 month on the job as a xxx with xxx, FICO 633, xxx equity in the subject, and xxx residual income."
* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows non-borrowing spouse's undisclosed debt. File shows non-borrowing spouse has income is not used for qualification. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the TILA PCCD coverage conflict validation test due to the loan containing multiple disclosures, including a post-consummation closing disclosure, and the data required for determining TILA coverage conflicts between the xxx and the last disclosure given at or prior to consummation."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated as 7.950% exceeds the APR threshold of 7.250% by +0.700%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xxx), (xxx), and (xxx).

Loan failed the FHA QM Safe Harbor test due to APR calculated 7.950% exceeds APR threshold of 7.396% over by +0.554%.

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated 7.681% exceeds APR threshold of 7.250% over by +0.431%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GSERA6FB65P	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Wisconsin	xxx	xxx	xxx	Wisconsin	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	32.196%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.75 years on the job as a xxx at xxx. Additionally, the BWR has 1.91 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN Number is xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: 0.84033% Comment: Original Appraisal Value is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2026, and the 1-year SOL is active."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows unwarrantable condo due to the 2026 condo budget not meet the minimum 10% reserve contribution requirement. Further details not provided. The appraisal report is as is, and the condo questionnaire does not show any damage or repair work. Zillow search shows an estimated value of xxx. Current UPB is xxx."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WKNDIWA2D8G	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	42.064%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of city taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
The 1st installment of city taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The annual installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2025, the reason for default is payment adjustment.
As per the tape, the property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 16.58 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: Age of Loan is 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.064%   Tape Value: 102.940%   Variance: -60.876%   Variance %: -60.87600%   Comment: BWR DTI ratio percent is 41.489%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -212 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI active is N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MERS MIN number is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject is NOO and approved at 42.06%. Tape shows SE income miscalculation. Revised DTI is 102.94%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 16.58 years at xxx, FICO 742, 2X30 since inception, and xxx equity in the subject."
* Lease Agreement is missing (Lvl 4)     "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2025. Seller response noted that no lease is available. PRP call from here."
																																																																																						* Property is Commercial Prop (Lvl 4) "Subject was approved as NOO. Appraisal and online sites show the subject is used for short term rental. Treating as commercial. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0WBG43AZ6XY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.250%	360	xx/xx/2025	xx/xx/2025	USDA	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	Yes	xxx	xxx	34.646%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per tape data, the property is owner-occupied.
No information has been found related to damage or repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.75 years on the job as an xxx at xxx. Previously, BWR had 7 months on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 23.305%   Tape Value: 35.940%   Variance: -12.635%   Variance %: -12.63500%   Comment: Housing Ratio per U/W is 29.238%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN Number is xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -256 (Days)   Variance %:    Comment: Original appraisal Date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio Percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -3 (Days)   Variance %:    Comment: Note reflects xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000 Tape Value: 0000000 Variance: Variance %: Comment: Updated as per PH. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not USDA insured."		* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RQRNGSUKYZ4	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.552%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: As per loan documents. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.552%   Tape Value: 48.550%   Variance: 0.002%   Variance %: 0.00200%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original LTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000 Tape Value: 11111 111111 Variance: Variance %: Comment: As per loan documents. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows at the time of insuring the loan was recorded with a recommendation of refer. Manual underwriting is required, although the BWR does not qualify for manual underwriting. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to the borrower in the amount of xxx."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B0STOX97XIL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	41.950%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is an active junior subordinate mortgage against the subject property in favor of the xxx in the amount of xxx, which was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx
The second installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The first installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 11 months on the job as a xxx with xxx. Previously, BWR1 had 2.91 years on the job as a xxx with xxx.
BWR2 has 4.5 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00 Tape Value: 11 Variance: Variance %: Comment: Payment history string is updated as per document. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the borrower's base income alone exceeds the IHDA Bond program income limit. Minimal overtime income was excluded. Unable to resolve with xxx. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SUK43VP3UMT	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.988%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx in favor of the "xxx" recorded on xx/xx/2019 with instrument #xxx
The 1st & 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR receives SSI income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 |---| -6 (Days) |----| Comment: Updated as per loan audit. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000   Tape Value: 11111   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A Zillow search shows an estimated value of xxx. Current UPB is xxx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The revised CD dated xx/xx/2025 reflects a rate lock fee at xxx. The final CD dated xx/xx/2025 reflects a rate lock fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.98%. Tape shows rental income miscalculation, and the lender did not obtain evidence of complete payoff for debt omitted from the DTI calculation. Revised DTI is 52%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR receives SSI income, FICO 809, 0X30 since inception, xxx equity in subject and xxx residual income."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DZXX37M7GL8	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	Unavailable	xxx	45.079%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is 992.27 with an interest rate of 7.125%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.5 years on the job as a xxx with xxx.
BWR2 has 9.91 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.079% Tape Value: 45.070% |---| 0.009% |----| 0.00900% Comment: Borrower DTI ratio percent is 45.079%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -40.00000%   Comment: Original appraisal value is xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00 Tape Value: 1 Variance: Variance %: Comment: Payment history updated by loan auditor. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan approved with a non-permanent resident alien with a C3 DACA visa for BWR2 is not permitted on an FHA loan. The file does not show any work visa or citizenship documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.118% exceeds APR threshold of 7.930% over by +0.188%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I8SO2DYX3JI	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.750%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.966%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx. The subject mortgage was rerecorded on xx/xx/2025 with instrument #xxx to add the date to the signature line on page #xxx of the deed of trust.
There is one junior mortgage against the subject property in favor of xxx for xxx, LTD, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx.
The first, second, third, and fourth installments of county taxes for 2026 are due in the total amount of xxx on different dates.
The first, second, third, and fourth installments of county taxes for 2025 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.25 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.966% Tape Value: 48.930% |---| 1.036% |----| 1.03600% Comment: Borrower DTI Ratio percent is 49.966% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio percent is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000 Tape Value: 11111 11111 Variance: Variance %: Comment: 000000000000 Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was recorded as a refer in FHA connection at insuring, requiring a manual underwrite. The borrower did not qualify for a manual underwrite. Further details not provided. Subject originated on xx/xx/2025."
* Property is Manufactured Housing (Lvl 3) "As per the appraisal report, which is located at "xxx" the subject property type is a manufactured home. The manufactured home rider attached with the recorded mortgage located at "xxx" states that the manufactured home with serial #xxx has been affixed to the permanent foundation. The final title policy schedule B located at "xxx" shows an exception for a manufactured home. The seller's tape data shows a manufactured home double-wide (xxx)."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.96%. Tape shows BWR was not employed with the qualifying employer at closing and disclosed new employment. The new employment was verified through verbal VOEs. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.25 years on the job as a xxx at xxx, FICO 662, and 0X30 since inception."
* Cash out purchase (Lvl 2)     "The subject loan is purchase case. Final CD dated xx/xx/2025 reflects cash to in the amount of xxx."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.603% exceeds APR threshold of 8.420% by +0.183%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.470% exceeds APR threshold of 8.420% by +0.050%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T5E6Y7D861R	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Utah	xxx	xxx	xxx	Utah	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Refinance	xxx	xxx	Streamline Refinance	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is a prior mortgage against the subject property in favor of xxx, which was recorded on xx/xx/2026 in the amount of xxx. According to the subordination agreement recorded on xx/xx/2026, this prior mortgage has been subordinated to the subject mortgage. Per UT, the subject mortgage is currently at first lien position.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xxx with an interest rate of 5.990%. The current UPB reflected as per the tape is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio Percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -10 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of Refinance Per HUD-1 is Change in Rate/Term. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "As per the Final Closing Disclosure, the monthly Mortgage Insurance (xxx) is xxx, and Section B reflects a Mortgage Insurance Premium of xxx. Tape also shows PMI as a Yes. Reaching out to seller for clarity.

																																																																																						Seller has confirmed there is not an active policy."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UUHLETAPTSN	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.342%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of xxx on xx/xx/2024.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 17.33 years on the job as a xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Note	Field: Borrower DTI Ratio Percent Loan Value: 46.342% Tape Value: 46.340% |---| 0.002% |----| 0.00200% Comment: Borrower DTI Ratio Percent is 46.342%. Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing from the loan file. The lost note affidavit is not available in the loan file. The loan has not been modified since origination."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.34%. Tape shows undisclosed mortgage debt. Revised DTI is 85.90%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 17.33 years on the job as a xxx, FICO 754, 0X30 since inception, xxx equity in the subject, and xxx residual income."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase. The final CD dated xx/xx/2025 reflects cash to in the amount of xxx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QZR8DHH2PE9	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Indiana	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.999%	360	xx/xx/2024	xx/xx/2024	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2024	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.999%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2025, the foreclosure was closed due to reinstatement.
No post-close bankruptcy record has been found.
BWR is an LLC. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2025, the foreclosure was closed due to reinstatement.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 23 Tape Value: 25 |---| -2 |----| -8.00000% Comment: Age of loan is 23. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR #2 first name is xxx.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: BWR first name is N/A.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -6 (Days) Variance %: Comment: Note reflects original date as xx/xx/2024. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note was signed by the BWR as a member of the LLC and in their individual name. Mortgage was signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1FQFHCMRWA1	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	480	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.615%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2026.
The 1st installment of supplemental county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of supplemental county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 3.66 years as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 100 |---| -93 |----| -93.00000% Comment: Age of loan is 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.615%   Tape Value: 47.110%   Variance: 2.505%   Variance %: 2.50500%   Comment: BWR DTI ratio percent is 49.615%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: CUrrent value is N/A.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 473 Tape Value: 474 Variance: -1 Variance %: -0.21097% Comment: Stated remaining terms are 473. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows a prior delinquent. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MHV93KU2N8F	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	0.000%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx. DBA: xxx.
There is a prior ECB lien against the xxx in favor of the xxx, which was recorded on xx/xx/2026 in the amount of xxx.
There is an active ECB lien against the xxx in favor of the xxx, which was recorded on xx/xx/2026 in the amount of xxx.
The 1st installment of borough taxes for 2027 has been paid in the amount of xxx on xx/xx/2026.
The 2nd, 3rd, and 4th installments of borough taxes for 2027 are due in the total amount of xxx on xx/xx/2026, xx/xx/2027, and xx/xx/2027.
The 1st installment of other taxes for 2027 is delinquent in the amount of xxx, which is good through xx/xx/2026.
The annual installments of utilities/MUD charges for 2026 are delinquent in the amount of xxx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the comment dated xx/xx/2026, the reason for default is unemployment.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Age of loan is 4. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Current value is N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject mortgage originated on xx/xx/2026 in the amount of xxx on an appraised value of xxx. The appraiser indicated the 2-unit subject is located in a declining market and leased on a month to month basis. Current UPB xxx. Average online sources show an estimated value of xxx for client review."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase originated on xx/xx/2026."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows prior delinquency. According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TPX8JAE5MN6	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Missouri	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	20.488%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the tape, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.5 years on the job as a xxx at xxx. Previously, BWR was a full-time student at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as-is. Tape and photo addendum of the appraisal report show cracks in the basement walls and evidence of water intrusion and missing kitchen cabinets. An inspection report by a qualified professional verifying the structural integrity is missing from the loan files, and the final CD does not reflect the escrow holdback. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the first lien prohibited fees test.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
																																																																																							Underwriting Fee paid by Borrower: xxx."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IEYSH4S2BK3	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	6.077%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xxx with xxx.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 19.33 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower #2 First Name is Not Applicable. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: BWR #2 Last Name is N/A.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 6.077%   Tape Value: 6.080%   Variance: -0.003%   Variance %: -0.00300%   Comment: BWR DTI Ratio Percent Is 6.077%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN Number is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -5 (Days) Variance %: Comment: Original Note Doc Date is xx/xx/2026. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is completed as is. Tape and the photo addendum show ceiling damage from roof leaks and wood rot at the eave/soffit. The cost to cure is xxx. 1004D / An engineer's certificate by a licensed professional verifying the completion of repairs is missing from the loan documents. The final CD does not reflect the escrow holdback amount."	* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3) "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XG9M9SLZ09C	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Louisiana	xxx	xxx	xxx	Louisiana	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	49.851%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.50%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 13.58 years on the job as a xxx with xxx.
BWR2 has 5.75 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.851% Tape Value: 49.184% |---| 0.667% |----| 0.66700% Comment: Borrower DTI Ratio Percent is 49.851% Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower Last Name is xxx   Tape Source: Initial   Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.18%. Tape shows undisclosed debt, and income inconsistencies that are not addressed. Tape shows large deposits was not sourced properly. The file shows multiple large deposits of xxx on xx/xx/2025, xxx on xx/xx/2025 and two xxx deposits (xxx). The source of these large deposits are not documented. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 13.58 years on the job as a xxx with xxx; BWR2 has 5.75 years on the job as a xxx with xxx. FICO 747, 0X30 since inception, and xxx equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DF9HI3BQT8C	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.773%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:As per the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.83 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Initial Closing Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: 48.773% Tape Value: 48.000% |---| 0.773% |----| 0.77300% Comment: Borrower DTI Ratio percent is 48.773% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 40.024% Tape Value: 40.000% Variance: 0.024% Variance %: 0.02400% Comment: Housing ratio per u/w is 40.024% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase case that originated on xx/xx/2026, and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (xxx) QM points and fees test due to fees charged xxx, exceeding the fees threshold of xxx over by +xxx.  The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Tax Service Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx.

The loan fails the Qualified Mortgage Lending Policy points and fees test due to fees charged xxx, which exceeds the fees threshold of xxx over by +xxx.  The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Tax Service Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "HOA Master policy does not currently have wind coverage. Further details are not provided."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan documents."			Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OM19LD9H7JQ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.421%	First	Final policy	Not Applicable	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There is one junior mortgage against the subject property originated on xx/xx/2025 in favor of the xxx in the amount of xxx, which was recorded on xx/xx/2025.
The property tax status is not provided in the updated title report.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.58 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.421% Tape Value: 49.420% |---| 0.001% |----| 0.00100% Comment: Borrower DTI ratio percent is 49.421%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 40.998%   Tape Value: 41.000%   Variance: -0.002%   Variance %: -0.00200%   Comment: Housing ratio per U/W is 40.998%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Mers min number is xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: 31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 reflects Appraisal Fee at xxx. Final CD dated xx/xx/2025 reflects Appraisal Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2025 and the 1-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.42%. Tape shows the lender did not obtain acceptable documentation to establish the borrower's rental payment history. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 4.58 years on the job as a xxx at xxx, 0X30 since inception, and xxx equity in the subject. Review shows ATR confirmed."
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2025 reflects cash to in the amount of xxx."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H5EJFOIV4SR	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Idaho	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$5,168.23	xxx	6.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xxx with an interest rate of 6.990%. The current unpaid principal balance reflected as per the payment history is xxx. As per the tape, this loan has an interest-only period of 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid Through date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 32.99562%   Comment: Original Stated p&I is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: 0000 Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows a defect as the cash out is greater than the guideline cash out allowed. Final CD shows a cash out of xxx. Further details not provided. Subject loan originated on xx/xx/2026."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YGHQQ0MJTC9	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	37.290%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property which was originated on xx/xx/2026 and recorded on xx/xx/2026 with the instrument xxx in the amount of xxx with xxx.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2026.
The 1st installment of supplemental county taxes for 2024/2025 has been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
The 2nd installment of supplemental county taxes for 2024/2025 is delinquent in the total amount of xxx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.990%. The current unpaid principal balance reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No information has been found related to damage or repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has been self-employed for 8.08 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: The tape shows the Age of loan 3, but the audit value shows 2. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date xx/xx/2026, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000   Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO on xx/xx/2026. Tape shows vesting issue as subject was QCD on xx/xx/2026 to an LLC. Zillow shows property was listed for rent on xx/xx/2026. Treating as OO. Elevated for client review. Current UPB xxx."
* Property is Commercial Prop (Lvl 4)     "Subject approved as owner-occupied. Zillow shows the subject owner-occupied property being used as a short-term rental. Elevated for client review."
* Property Marketability Issues  (Lvl 4)     "Subject mortgage originated on xx/xx/2026 in the amount of xxx with an appraised value of xxx. The subject property was purchased xx/xx/2025 for xxx.
Online sources average xxx. Current UPB xxx. Subject is listed for rent at xxx per month. Tape shows value issues. Elevated for client review."	* Assets do not meet guidelines (Lvl 3) "Tape shows reserves coming from a loan. Bank statements in the file show xxx, and the cash-to-close requirement is xxx. Further details are not provided. Subject originated on xx/xx/2026."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q2QKBGXJPZU	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	No	Not Applicable	Other	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There are multiple active prior garbage liens (xxx) against the subject property in favor of the xxx, which were recorded on different dates from xx/xx/1998 to xx/xx/2018 in the total amount of xxx.
There is an active prior special assessment lien against the xxx in favor of the xxx, which was recorded on xx/xx/2001 in the amount of xxx.
There are two active prior water/sewer liens against the xxx in favor of the xxx, which were recorded on xx/xx/2001 and xx/xx/2019 in the total amount of xxx.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is non-owner-occupied. Borrower was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Tape shows age of loan as 2, but audit value shows 1. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows interest paid through date as xx/xx/2026, but audit value shows NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the subject is ineligible for purchase due to an unacceptable appraisal. Review of the file shows appraisal was subject to installation of a backyard gate, repair of wood rot, and repainting of chipping paint. The estimated cost to cure is not available in the loan file. The subject property has the health and safety issue. The available 1004D does not confirm completion of the required repairs, and the final 1004D is missing. The final CD does not reflect an escrow holdback. Redfin search shows an estimated value of xxx. Current UPB is xxx."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TX4SQ6FL5T3	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	36.893%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower has been self-employed for 12.08 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Tape shows 7 and audit value shows 6. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000000 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: Tape shows xxxxxxxxxxxxxxxxxxxxxxxxx and audit value shows 0000000. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows defect as a valuation issue. Further details not provided. The subject was refinanced on xx/xx/2025 with an appraised value of xxx. Mortgage is in the amount of xxx. Online sites show an estimated value of xxx. The current UPB is xxx."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MRKFXSWZ6C0	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is a prior state tax lien against the xxx in favor of xxx, which was recorded on xx/xx/2016 in the amount of xxx. The SSN# is not mentioned on supportive documents.
The annual 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual 2nd installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.125%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the comment dated xx/xx/2026, the reason for default is medical issues and loss of income.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved under the no-income and no-ratio loan program.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000011100 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows defect as repurchased. Further details not provided. Subject originated on xx/xx/2025."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 9.704% exceeds APR threshold of 7.720% by +1.984%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xxx)) due to an APR calculated at 9.704% exceeds APR threshold of 7.720% by +1.984%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5OFW8LYPCKK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$8,520.31	xxx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Investor	No	Not Applicable	Not Applicable	xxx	xxx	42.982%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025-2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xxx for 120 months with an interest rate of 7.125%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape the property is non-owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The borrower1  has 1 month on the job as an xxx at xxx. Previously, the borrower1 had 1.83 years on the job as an xxx at xxx.
The borrower2 has 1.33 years on the job as an xxx at xxx. Previously, the borrower2 had 6.66 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Age of Loan is 8. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.982%   Tape Value: 48.033%   Variance: -5.051%   Variance %: -5.05100%   Comment: Borrower DTI Ratio Percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is N/A.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan Documentation Type is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 31.84332%   Comment: Original Stated P&I is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "The lease agreement is missing from the loan file. The subject is an NOO purchase that originated on xx/xx/2025."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is non-owner-occupied and was approved at a DTI of 42.98%. The tape reflects a DTI issue, with a revised DTI of 48.03%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. Borrower1 has 1 month of employment history as an APAC Outsourced Trader at xxx. Borrower2 has 1.33 years of employment history as an xxx at xxx, FICO score of 746, 0x30 payment history since inception, xxx in equity in the subject property, and xxx in residual income.

																																																																																								xx/xx/2026: Exception downgraded to LVL2 based on PH."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3VED09HBYOW	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Iowa	xxx	xxx	xxx	Iowa	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xxx in the amount of xxx with xxx.
There is an active junior civil judgment against the borrower in favor of xxx, which was recorded on xx/xx/2026 in the amount of xxx.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.990%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved under the no-income and no-ratio loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: Age of Loan is 6. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid Through Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 001101100 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the first lien prohibited fees test. The following fees were included in the test:
Iowa Closing Fee (xxx) paid by Borrower: xxx
Iowa Commitment Fee (xxx) paid by Borrower: xxx
Real Estate Commission paid by Borrower: xxx
Title - IA Title Guaranty Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the defect as repurchased. Further details are not provided. Subject originated on xx/xx/2025."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 9.554% exceeds APR threshold of 8.130% by +1.424%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LRF4PYGBW0R	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Arkansas	xxx	xxx	xxx	Missouri	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.250%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Secondary	Yes	Yes	No	xxx	xxx	14.644%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.250%. The current unpaid principal balance reflected as per the payment history is xxx. As per the collection comment dated xx/xx/2026, the payments made in the month of June 2026 are borrower-made payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower has been self-employed for 8.58 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Age of loan is 1 Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower #2 middle name is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and appraisal report show the subject property is in C5 condition due to deferred maintenance, including damaged exterior siding and flooring in the living room and breakfast area. Cost to cure is xxx. 1004D completion report is missing, and the final CD does not reflect the required escrow holdback amount."
																																																																																						* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 14.64% on a 12 month Bank Statement product. The Lender allowed the loan to close when the business cash flow, per the bank statements, is insufficient to support the income used to qualify. Revised DTI cannot be determined. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is SE with xxx for 8.7 years, FICO 703, unknown residual income, xxx reserves, xxx equity in the subject property."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S1788X8VQ5M	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Purchase	xxx	xxx	Full Documentation	No	xxx	xxx	Unavailable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	27.500%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026 the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with book/page#xxx in the amount of xxx with xxx.
No active judgments or liens found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.880%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR1 receives VA compensation, social security and retirement income.
BWR2 has 8.41 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Minimum Payment Rate Floor Percent Loan Value: Not Applicable Tape Value: 6.875% Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* MI, FHA or MIC missing and required (Lvl 4) "VA loan guaranty certificate is missing from the loan file."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan guaranty certificate on the subject loan was issued for an incorrect loan amount of xxx which reduced guaranty coverage from 25% to 12.5%. Loan file missing loan guaranty certificate. Further details are not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7Y1ADJI6L0L	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx in the amount of xxx, which originated on xx/xx/2026 and was recorded on xx/xx/2026 with the instrument #xxx
The 1st installment of county taxes for 2026 is delinquent in the total amount of xxx, which was due on xx/xx/2026 and good through xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the total amount of xxx on xx/xx/2026.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the RFD.
As per the tape, the subject property is non-owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower First Name is Not Applicable Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower Last Name is xxx   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 0.74   Tape Value: 1   Variance: -0.26   Variance %: -26.00000%   Comment: Debt Service Ratio is unavailable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN Number is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 100   Tape Value: 3CC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of Refinance Per HUD-1 is Change in Rate/Term Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2026. Seller confirms no lease available. 1007 used for qualifying."	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xxx, annual payments (xxx) are xxx, and the debt service cover ratio (xxx) is 0.74."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ARMD20E3XU6	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.230%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is non-owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.66 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Borrower First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Updated as per loan audit. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -6 (Days)   Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000   Tape Value: CCC   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject may be NOO, as the borrower did not occupy the subject property as a primary residence. Further details not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xxx. Current UPB is xxx."
																																																																																							* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 42.23%. Tape shows the subject may be NOO, as the borrower did not occupy the subject property as a primary residence, causing the lender to omit primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 8.66 years on the job as a xxx with xxx, FICO 785, and 0X30 since inception."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VE2PDIPVO3P	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	30.264%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as an xxx at xxx. Previously, BWR had 6.83 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: First Payment Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 |---| 30 (Days) |----| Comment: First payment date is xx/xx/2024. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -1 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property address street is xxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -30 (Days) Variance %: Comment: Stated maturity date is xx/xx/2024. Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows the loan is unsalable due to deferred maintenance raised by Freddie Mac. Appraisal report is as is with no deferred maintenance noted, and the condo questionnaire available in the file does not show any special assessment for damage or repairs. Tape shows seller is not aware of any deferred maintenance. Further details not provided. Zillow search shows an estimated value of xxx. Current UPB xxx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4NF03SLA6A9	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Mississippi	xxx	xxx	xxx	Mississippi	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	46.742%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:As per tape data, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 26.08 years at xxx. Additionally, BWR has been SE for 9.41 years at xxx.33 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 46.742% Tape Value: 53.110% |---| -6.368% |----| -6.36800% Comment: Borrower DTI Ratio Percent is 46.742%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 21.168%   Tape Value: 24.125%   Variance: -2.957%   Variance %: -2.95700%   Comment: Housing Ratio per U/W (xxx) is 21.168%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved as NOO at 46.74%. The tape shows an income miscalculation. The revised DTI is 53.11%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has been SE for 26.08 years at xxx. Additionally, BWR has been SE for 9.41 years at xxx.33 years at xxx. FICO 763, xxx equity in the subject, and xxx residual income."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2026."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FIHLTMV63EJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	4 Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.216%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
There are two active prior civil judgments against the borrower in favor of xxx, which were recorded on xx/xx/2016 and xx/xx/2016.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per comment dated xx/xx/2026, the reason for default is the servicing problems.
As per comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 22.58 years on the job at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: BWR first name is xxx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -5 (Days)   Variance %:    Comment: Original appraised value is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -730 (Days)   Variance %:    Comment: Original note document date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 4 Family Tape Value: 2 Family Variance: Variance %: Comment: Subject property type is 3 family. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation, as BWR never moved into the subject. Further details were not provided. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. MI payment received on xx/xx/2025 is more than 60 days ago."	* Missing Required Disclosures (Lvl 3) "The settlement services provider list is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The subject is a 3-unit property. Review of the appraisal report shows the basement unit was occupied and rented; per the City of xxx zoning, the basement is not legal. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 46.21%. Tape shows subject is NOO due to misrepresentation, as BWR never moved into the subject, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 22.58 years on the job at xxx, FICO 699, and xxx equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4D1EGJ5ZS22	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Utah	xxx	xxx	xxx	Utah	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	37.234%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument #xxx in the amount of xxx in favor of xxx for xxx.
There is a prior state tax lien against the xxx in favor of the xxx in the amount of xxx recorded on xx/xx/2026.
The property tax status is not provided in the updated title report.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:As per servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2 months on the job as a xxx at xxx. Additionally, BWR1 receives pension income. Previously, BWR1 had multiple jobs in the last two years in the same line of work.
BWR2 has 10.41 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: age of loan 1 Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR 2 first name xxx   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: xxx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: Interest paid through date N/A Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows xxx state tax lien, disclosed. BWR claims they do not owe the funds. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.23%. Tape shows the lender omitted a state tax lien of xxx from DTI calculations without supporting documentation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR1 has 2 months on the job as a xxx at xxx. Additionally, BWR1 receives pension income. BWR2 has 10.41 years on the job as a xxx at xxx. FICO 739, 0X30 since inception, and xxx equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ORYXGYTH6V2	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.374%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	41.603%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.374%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has been self-employed for 6.08 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: As per the document, the current value is not applicable, but the tape shows xxx. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document, Is PMI active? is not applicable, but the tape shows no.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.97087%   Comment: As per the document, the original appraised value is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000 Tape Value: 00000XXXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 41.60% on a 12-month bank statement product. The Lender allowed the loan to close with inconsistent monthly deposits and did not include the primary mortgage payment. Revised DTI cannot be determined. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is SE with xxx for 2.5 years, FICO 731, unknown residual income, xxx reserves, xxx equity in the subject property. 0X30 since inception."
* Guideline is missing (Lvl 4) "Subject approved as a non-QM loan. Reaching out to the seller for the guidelines."	* Compliance Testing (Lvl 3) "Tape and the Infinity compliance report show the subject loan is an HPML, and the second appraisal was not delivered 3 days prior to closing. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2026 reflects a Points - Loan Discount Fee of xxx. The final CD dated xx/xx/2026 reflects a Points - Loan Discount Fee of xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2026, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Subject originated on xx/xx/2026 in the amount of xxx on a purchase price of xxx. Tape shows subject property was a flip. Review of file shows subject was new construction and value appears supported. Current UPB xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 9.679% exceeds APR threshold of 7.640% by +2.039%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L13KHW69UQT	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.249%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	37.278%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 9.250%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:As per servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per servicing comment dated xx/xx/2026, the subject property is owner-occupied.
No information has been found related to damage or repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has been self-employed for 9.08 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active is not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active is Not Applicable   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000 Tape Value: 000000XXXXXX Variance: Variance %: Comment: Payment History String is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject approved as a non-QM loan. Reaching out to the seller for the guidelines."
* Occupancy concerns - (Lvl 4) "The subject was approved as owner-occupied. Tape shows subject is NOO as the BWR would not verify occupancy post-closing. Further details not provided. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2026, and the 1-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as owner-occupied at 37.27%. The tape shows the subject is non-owner-occupied due to occupancy misrepresentation, causing the lender to omit borrower primary housing expenses. Further details not provided. Borrower defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. Borrower has been self-employed for 9.08 years at xxx. FICO 725, 0X30 since inception, and has xxx equity in the subject."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 9.688% exceeds APR threshold of 7.690% over by +1.998%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AVKEHX7H8CF	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.874%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
For Parcel #xxx
The annual installment of combined taxes for 2025/2024/2023/2022 has been paid in the total amount of xxx on different dates.
The annual installment of city taxes for 2025/2024/2023/2022 has been paid in the total amount of xxx on different dates.
The annual installment of utilities/MUD charged for 2025/2024/2023/2022 has been paid in the total amount of xxx on different dates.
The annual installment of city taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The annual installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.874%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the comment dated xx/xx/2026, the property is occupied by an unknown party.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 0.83   Tape Value: 0.84   Variance: -0.01   Variance %: -1.19047%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0001M   Tape Value: 00100XXXXXXX   Variance:    Variance %:    Comment: Payment History String is Not Applicable   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject loan is a DSCR loan. Reaching out to the seller for the guidelines."	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xxx, annual payments (xxx) are xxx, and the debt service cover ratio (xxx) is 0.83."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows a defect for early payment default. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PZ99PBV5BP7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	10.374%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	35.435%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 10.374%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
Unable to determine the reason for default.
As per tape data, the property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The borrower has been self-employed as a xxx for 4.08 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000111 Tape Value: 0011100XXXXX Variance: Variance %: Comment: Payment history string is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 35.60% on a 2-year P&L statement. The Lender allowed the loan to close when the bank statements provided did not support the income used for qualifying. Revised DTI cannot be determined. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE as a xxx for 4 years, FICO 636, unknown residual income, xxx reserves, xxx equity in the subject property."
																																																																																						* Guideline is missing (Lvl 4) "Subject approved as a non-QM loan. Reaching out to the seller for the guidelines."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows early payment default. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 10.763% exceeds APR threshold of 7.690% over by +3.073%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CE5L7RMN1X1	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	34.248%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
There are 2 junior civil judgments against the borrower in favor of xxx, which were recorded on xx/xx/2025 and xx/xx/2025 in the total amount of xxx. The SSN provided on the supportive document is consistent with the borrower.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xxx.	Collections Comments:As per the tape, the current status of the loan is collections.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No information has been found related to damage or repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR qualified using an offer letter as an operations manager at 3 J xxx. Previously, BWR had 1.83 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Borrower First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Borrower First Name is xxx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: MERS MIN Number is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH does not show any MI payments."	* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of xxx. Current UPB is xxx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.24%. Tape shows income issue. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR qualified using an offer letter as an operations manager at 3 J xxx, FICO 693."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GVGIVQ4J32F	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2025	xxx	Primary	Yes	Yes	Yes	xxx	xxx	44.436%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There is a prior state tax warrant with xxx in the amount of xxx.
There is a prior child support lien against the xxx in favor of the xxx, which was recorded on xx/xx/2025 in the amount of xxx.
There is a junior child support lien against xxx in favor of the xxx, which was recorded on xx/xx/2026 in the amount of xxx. The middle name on the supportive document is inconsistent with the borrower.
The annual installment of 2026 taxes for town/school relevy has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 1.33 years on the job as a xxx at xxx. Previously, BWR1 worked with multiple organizations for 1.50 years. BWR2 has been SE for 6.83 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.436% Tape Value: 44.440% |---| -0.004% |----| -0.00400% Comment: BWR DTI ratio percent is 44.436%. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Current value is N/A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on CD dated xx/xx/2025. Initial CD dated xx/xx/2025 reflects lender credit at xxx. Final CD dated xx/xx/2025 reflects a lender credit at xxx. This is a decrease of xxx for fee which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan lost AUS approval due to updating the property type from SFR to manufactured home. Further details not provided. The subject loan originated on xx/xx/2025."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xxx" the subject property type is a manufactured home. The manufactured home rider located at "xxx" "and affidavit of affixation attached with the recorded mortgage located at "xxx"xxx""		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SEOMV7WHEVC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Georgia	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	16.226%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of City taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 12.83 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Borrower #1 middle name is xxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 16.226%   Tape Value: 16.230%   Variance: -0.004%   Variance %: -0.00400%   Comment: Borrower DTI ratio percent is 16.226%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower first name is xxx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower last name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS min number is xxx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -6 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Did not use for review. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The subject mortgage originated on xx/xx/2025 in the amount of xxx on an appraised value of xxx. Online sites show an estimated value of xxx. Current UPB is xxx. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The initial CD dated xx/xx/2025 reflects an appraisal fee of xxx. The final CD dated xx/xx/2025 reflects an appraisal fee of xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape data shows the loan was repurchased on xx/xx/2026 due to early payment default on xx/xx/2026, and the payment was delinquent for more than one month. The collateral was returned, and the payment transfer occurred on xx/xx/2026. The subject loan is due on xx/xx/2026, and the UPB is xxx. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The payment for the due date of xx/xx/2026 was made on xx/xx/2026. The current UPB is xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J1JVFYJ96AY	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Nevada	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.875%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There are two active prior UCCs against the subject property in favor of xxx, which were recorded on xx/xx/2022 and xx/xx/2025.
The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2024, xx/xx/2024, xx/xx/2025, and xx/xx/2025.
The annual installment of combined taxes for 2026 has been partially paid in the amount of xxx on xx/xx/2026.
The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2027 are due in the total amount of xxx on xx/xx/2026, xx/xx/2026, xx/xx/2027, and xx/xx/2027.
The annual installment of combined taxes for 2026 has been delinquent in the amount of xxx, which is good through xx/xx/2026.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xxx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR is an LLC, and the subject loan was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: BWR first name is NA. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name is xxx.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: DSCR   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan data reflects a discrepancy in the loan documentation type. The loan file indicates the documentation type as DSCR, whereas the tape data reflects the documentation type as Alternative.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN Number is xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -1 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 is Cash Out. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Mortgage document was signed by the BWR as a member of the LLC and not in the individual name. Personal guarantee is available in the loan file.

																																																																																							Tape shows the borrower's FICO score of 626 is too low for the investors. Further details not provided. Subject originated on xx/xx/2026."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y1D92ASUZ3J	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	Yes	xxx	xxx	45.858%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
There is an active code enforcement lien against the xxx in favor of xxx, which was recorded on xx/xx/2025 in the amount of xxx.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment received on xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 receives social security income.
Borrower2 has 7.58 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower #2 first name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: current value N/A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 16.59388%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 45.86%. The Lender allowed the loan to close without evidence of monthly income from a life insurance policy and excluded taxes & insurance on the 2nd home. Revised DTI 56.69%. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is retired and receives SSI & income from a life insurance policy, BWR 2 is employed with xxx as a xxx for 6.9 years, FICO 660, xxx residual income, xxx reserves, xxx equity in the subject property."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is; the photo addendum shows the upper right opening in the wall, which shows exposed wiring and structure. The lower cut-out above the toilet tank shows an open electrical box without a receptacle or cover plate. The blinds on the large window are severely bent and damaged. The estimated cost to cure is not available in the loan file. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Occupancy concerns -  (Lvl 3)     "Zillow shows the property was listed for rent on xx/xx/2026 for a monthly rent of xxx. The current unpaid principal balance is xxx."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape show appraisal waiver is not eligible as the value error and LTV discrepancy. In file appraisal report, show the appraised value is xxx with an LTV of xxx, and as per the AUS report appraisal, the value is xxx with an LTV of xxx. Online sites show an estimated value of xxx. The current unpaid principal balance is xxx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CHWQRQ6X70W	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Pennsylvania	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	48.200%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined and county taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
The annual other and school taxes for 2026 are due in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
The annual other taxes for 2026 are delinquent in the amount of xxx, which is payable through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 1.58 years on the job as a xxx with xxx. Borrower had 3.75 years of prior employment experience as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: Age of loan is 5. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.200%   Tape Value: 54.025%   Variance: -5.825%   Variance %: -5.82500%   Comment: Borrower DTI ratio percent is 48.200%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not APplicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.749%   Tape Value: 18.754%   Variance: -0.005%   Variance %: -0.00500%   Comment: Housing ratio per is 18.759%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -150 (Days) Variance %: Comment: Interest paid through date is xx/xx/2026. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is a non-owner-occupied purchase that originated on xx/xx/2026.
																																																																																							The seller confirmed that rent was calculated from the market rent schedule on form 1007 and the lease agreement is not required."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.20%. Tape shows undisclosed debt. The revised DTI is 54.02%. Further details not provided. Borrower defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. Borrower has 1.58 years on the job as a xxx with xxx. FICO 677, 0X30 since inception, xxx equity in the subject, and xxx residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4CWTAONOJEU	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Massachusetts	xxx	xxx	xxx	Massachusetts	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.253%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is an active municipal lien against the xxx in favor of the xxx, which was recorded on xx/xx/2026 in the amount of xxx.
The 1st & 2nd installments of town taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 & xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.6250%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
Unable to be determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The borrower has 10 months on the job as a xxx at xxx. Previously, the borrower had multiple jobs in the last two years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: As per the document age of loan 2 but tape shows 3. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xxx. The current unpaid principal balance is xxx."
* Assets do not meet guidelines (Lvl 3)     "Tape shows insufficient asset documentation. Bank statements in the file show xxx satisfy the cash-to-close requirement of xxx at closing. Further details not provided."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Lender Fee paid by Borrower: xxx
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Lender Fee paid by Borrower: xxx
Mortgage Broker Fee (xxx) xxx
																																																																																							Points - Loan Discount Fee paid by Borrower: xxx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BD5NRDZ61CZ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	22.712%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.990%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 5.58 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 22.712%   Tape Value: 29.146%   Variance: -6.434%   Variance %: -6.43400%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 8.489%   Tape Value: 14.923%   Variance: -6.434%   Variance %: -6.43400%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows incomplete required repairs, and 1004D is missing. Appraisal report is subject to completion of repairs, including but not limited to repair of toilets, damaged fascia, water damage/wood rot, flooring that is chipped/cracked/missing in some areas, and pest infestation in the toilet. The estimated cost to cure is not available. 1004D, or an inspection report by a licensed professional confirming the safety, soundness, and structural integrity of the subject property, is missing from the loan file. Final CD does not reflect the escrow holdback amount."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2026."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0KH8S5EL0SY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Delaware	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	46.406%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of utilities/MUD taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The annual installment of town taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The annual installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.990%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower1 receives SSI, or retirement income.
Borrower2 has 6.25 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: Tape shows 6 but audit value shows 5. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient asset documentation. Bank statements in the file show xxx in assets and proceeds for the secured loan taken on the REO of xxx satisfy the cash-to-close requirement of xxx. The subject loan originated on xx/xx/2026."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged of xxx, exceeding the fees threshold of xxx by +xxx. The below fees were included in the test: Mortgage broker fee paid by borrower: xxx  Points—loan discount fee paid by borrower: xxx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that in total cannot increase more than the 10% tolerance test due to LE dated xx/xx/2025, which reflects the sum of Section C fees and the recording fee at xxx. The CD dated xx/xx/2026 reflects the sum of Section C and the recording fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% of the test. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2026, and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.  The test incorporates the following list of fees: Mortgage broker fee paid by borrower: xxx Points-loan discount fee paid by borrower: xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NP3MOIFZ384	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.395%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.900%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The borrower has 3.41 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Tape shows the age of the loan. The data provided is 5; the audit value is 4. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -122 (Days)   Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -1 (Days) Variance %: Comment: The tape shows the original note doc date. Data provided is xx/xx/2026; audit value is xx/xx/2026. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xxx. The current unpaid principal balance is xxx, and tape shows PDR was never obtained."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Lender fee paid by Borrower: xxx
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees:
Lender fee paid by Borrower: xxx
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NJ3PRWPY0YL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	2 Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	49.997%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
There is an active prior child support judgment against xxx in favor of the xxx, which was recorded on xx/xx/2016. The date of birth on the supportive document is inconsistent with the borrower's date of birth.
There are three prior state tax liens against xxx in favor of the xxx, which were recorded on different dates in the total amount of xxx. The SSN mentioned on the supportive document is inconsistent with the borrower's SSN.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.500%. The current unpaid principal balance, reflected as per the payment history, is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance, reflected as per the payment history, is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 2.16 years on the job as a xxx at xxx.
Borrower2 has 5 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Age of loan is 1 Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BRW #2 first name is xxx.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.997%   Tape Value: 61.156%   Variance: -11.159%   Variance %: -11.15900%   Comment: Borrower DTI Ratio Percent is 49.997%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 44.215%   Tape Value: 54.083%   Variance: -9.868%   Variance %: -9.86800%   Comment: Housing ratio per U/W (xxx) is 44.215%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -30 (Days) Variance %: Comment: Interest paid through date is xx/xx/2026. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.99%. Tape shows income calculation error. Revised DTI is 61.15%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. Borrower1 has 2.16 years on the job as a xxx at xxx. Borrower2 has 5 years on the job as a xxx at xxx, FICO 737, xxx equity in the subject, and xxx residual income."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xxx) QM points and fees test due to fees charged xxx exceed fees threshold of xxx by +xxx.
The below fees were included in the test:
Lender Fee paid by Borrower: xxx
Mortgage Broker Fee (xxx) xxx
Points - Loan Discount Fee paid by Borrower: xxx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xxx exceed fees threshold of xxx by +xxx.
The below fees were included in the test:
Lender Fee paid by Borrower: xxx
Mortgage Broker Fee (xxx) xxx
																																																																																							Points - Loan Discount Fee paid by Borrower: xxx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1QR6PANG9UO	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Alaska	xxx	xxx	xxx	Alaska	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	25.195%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of combined taxes for 2026 has been paid in the partial amount of xxx on xx/xx/2026.
The 2nd installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower has been self-employed for 15.50 years at xxx, xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Age of loan is 4. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal is reported as-is. The tape and appraisal report show the bedroom windows do not meet the applicable IRC emergency escape requirements. The appraisal confirms the bedroom windows provide approximately 18 inches of clear opening, which is below the 22-inch minimum required. The condition is identified as a physical safety deficiency. Final inspection or building-code/home inspection report is missing from the loan file. Zillow search shows an estimated value of xxx. The current unpaid principal balance is xxx."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2026. Initial LE dated xx/xx/2026 reflects lender credit at xxx. The final CD dated xx/xx/2026 reflects lender credit at xxx. This is a decrease of xxx for the fee, which has a 0% tolerance test. The subject loan is a purchase, originated on xx/xx/2026, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0K45FUP3RDV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	45.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026 the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx. No active judgments or liens found. The 1st installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
 As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
 The loan has not been modified since origination.
 No foreclosure activity has been found.
No post-close bankruptcy record has been found.
 Borrower1 has 6 months on the job as a xxx at xxx. Borrower1 had multiple jobs in the last 2 years.
Borrower2 has 2.25 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: xxx Tape Value: xxx |---| xxx |----| -1.20481% Comment: Current value is xxx. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -1.20481%   Comment: Original appraised values is xxx.00.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Property State Loan Value: Virginia Tape Value: Variance: Variance %: Comment: Property state Virginia. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on CD dated xx/xx/2026. Revised LE dated xx/xx/2026 reflects lender credit at xxx. Final CD dated xx/xx/2026 reflects lender credit at xxx. This is decrease of -xxx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2026 and the 1-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the interested party contribution exceeded the allowable limit by xxx. Final CD reflects seller credit of xxx. Further details were not provided. Subject originated on xx/xx/2026, FICO 752."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AJD2H9CJRE8	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Idaho	xxx	xxx	xxx	Utah	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 1st and 2nd installments of county taxes for 2025 have been partially paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
The 2nd installment of county taxes for 2025 is delinquent in the amount of xxx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Tape shows 3 but audit value shows 2. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Subject loan is non escrow account.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: U/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type Loan Value: DSCR Tape Value: Full Documentation Variance: Variance %: Comment: Tape shows full documentation but audit value shows DSCR. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "The seller confirmed that rent was calculated from the market rent schedule on form 1007 and the lease agreement is not required."	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xxx, annual payments (xxx) are xxx, and the debt service cover ratio (xxx) is 0.79."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Borrower is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K0ZH5LS4B1Y	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.250%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	52.783%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx in favor of xxx for xxx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 is delinquent in the total amount of xxx, which was due on xx/xx/2026 and good through xx/xx/2026.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:As per the tape data, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 6.41 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 52.783% Tape Value: 52.780% |---| 0.003% |----| 0.00300% Comment: BWR DTI is 52.783%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 1.21457%   Comment: Original appraised value is xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: CLTV is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: LTV is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the BWR did not bring 3.5% from their own funds. The final CD shows a gift asset of xxx and a seller credit of xxx used towards closing, and the cash-to-close requirement is xxx. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JKCK4J5HZ1N	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.552%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026 the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026 the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx(xxx), which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.99%. The current UPB reflected as per the payment history is xxx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per tape data, the subject property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR has 18.33 years on the job as a xxx with xxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Balance (or Line Amount) Loan Value: xxx Tape Value: xxx |---| xxx |----| 0.05310% Comment: Original balance (xxx) is xxx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 does not reflect the points—loan discount fee. The CD dated xx/xx/2024 reflects the points-loan discount fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is available; the COC is not getting tested due to the loan failing the TRID delivery and timing test. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HZ9VNS8WLDQ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	Yes	xxx	xxx	41.002%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.625%. The current Unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has been SE for 16.91 years at xxx.
Borrower2 has 15.91 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document original CLTV ratio percent xxx but tape shows xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: As per the document original Standard LTV xxx but tape shows xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as owner-occupied. Tape shows subject is non-owner-occupied due to misrepresentation. Further details were not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as owner-occupied at 41.00%. Tape shows subject is non-owner-occupied due to misrepresentation causing the lender to omit borrower's primary housing expense. Further details not provided. Borrower defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. Borrower1 has been SE for 16.91 years at xxx. Borrower2 has 15.91 years on the job as a xxx at xxx, FICO 749, 0X30 since inception, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BYKW2I7X92K	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	49.833%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active mortgage against the subject property, originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument #xxx The loan amount is not mentioned on the supportive document.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
The 1st installment of county tax for 2026 secured supplemental has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county tax for 2026 secured supplemental is due in the total amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current unpaid principal balance reflected as per the payment history is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the RFD.
As per tape, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Borrower1 has 10.16 years on the job as a xxx at xxx.
Borrower2 has 1.91 years on the job as a xxx with xxx. Previously, Borrower2 had 5.66 years on the job as a xxx at xxx.
Borrower3 has 1.33 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.833%   Tape Value: 52.217%   Variance: -2.384%   Variance %: -2.38400%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -1 (Days) Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.833% DTI. The Lender calculated B1 income using a 10 month pay schedule as opposed to 12 months. Lender defect. Revised DTI 52.22%. The subject loan originated on xx/xx/2025. BWR is employed with xxx as a xxx for 1 years and 6 months, BWR 3 is employed with xxx."		* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025, reflects cash to the borrower in the amount of xxx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1Z2UQ7APS3T	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.375%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	47.795%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xxx with an interest rate of 4.375%. The current unpaid principal balance as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower was qualified using an offer letter as a xxx at xxx. Previously, the borrower had 17.08 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Lifetime Cap Rate Loan Value: 9.375% Tape Value: 5.000% |---| 4.375% |----| 4.37500% Comment: ARM lifetime cap rate is 9.375%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment Loan Value: 9.375% Tape Value: 5.000% Variance: 4.375% Variance %: 4.37500% Comment: Max rate at first adjustment is 9.375%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.80% DTI. The Lender calculated the income at a xxx hourly rate that was not supported by the offer letter in file. After training the compensation will transition to commission pay. Lender defect. Revised DTI 100%. The subject loan originated on xx/xx/2026. BWR is employed with xxx as a xxx, FICO 802, xxx equity in the subject, xxx in reserves, xxx residual income."	* ComplianceEase TILA Test Failed (Lvl 3) "The loan failed the TILA finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx.
																																																																																							The subject loan is a purchase case, originated on xx/xx/2026, and the 1-year SOL is active."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8X3LMX9RX2V	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Alabama	xxx	xxx	xxx	Alabama	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.125%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	xxx	30.936%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of Combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.125%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 8 years on the job as an xxx at xxx.
Borrower2 has 6.91 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Lifetime Cap Rate Loan Value: 10.125% Tape Value: 5.000% |---| 5.125% |----| 5.12500% Comment: As per document updated . Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per document updated.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 30.936%   Tape Value: 30.988%   Variance: -0.052%   Variance %: -0.05200%   Comment: Tape shows Borrower DTI Ratio Percent is 30.988% but audit value is given as 30.936%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows Current value is xxx but audit value is given as NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per document updated.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment Loan Value: 10.125% Tape Value: 5.000% Variance: 5.125% Variance %: 5.12500% Comment: As per document updated. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient assets to close. Bank statements in file show xxx in assets satisfy the cash-to-close requirement of xxx at closing. LOX for large deposit available in the loan file. Further details not provided. Subject originated on xx/xx/2026."
																																																																																							* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase originated on xx/xx/2026."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7G0NSVDOZLX	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.990%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.105%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of town taxes for 2026 has been partially paid in the amount of xxx on xx/xx/2026.
The 2nd, 3rd, & 4th installments of town taxes for 2026 are due in the total amount of xxx on xx/xx/2026, xx/xx/2027 and xx/xx/2027.
The 1st installment of town tax for 2026 is delinquent in the amount of xxx, which is good through the date of xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower qualified using the offer letter as a xxx at xxx. Additionally, the borrower has 2.25 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Lifetime Cap Rate Loan Value: 8.990% Tape Value: 5.000% |---| 3.990% |----| 3.99000% Comment: ARM lifetime through rate is 8.990%. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is not applicable .   Tape Source: Initial   Tape Type:
																																																																																				Field: Max Rate At First Adjustment Loan Value: 8.990% Tape Value: 5.000% Variance: 3.990% Variance %: 3.99000% Comment: Max Rate at first adjustment is 8.990%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.105% DTI. The Lender calculated the income at the hourly rate based on offer letter for new employment at xxx and commission income based on previous employer. Lender defect. Revised DTI 80.42%. The subject loan originated on xx/xx/2026. BWR is also employed at xxx part time/ per diem for over 2 tears, average income was used for qualifying FICO 677, xxx equity in the subject, xxx in reserves, xxx residual income."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38NE87QFFXC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	49.976%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xxx with the lender MERS as nominee for xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.750%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
  Borrower 1 has 9.91 years on the job as an xxx with xxx. Additionally, the borrower1 has been self-employed for 1.83 years at xxx.
Borrower2 has 10.75 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: As per the document age of loan 11 but tape shows 12. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -5 (Days) Variance %: Comment: As per the note document original note doc date updated. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as owner-occupied. The tape shows the subject is non-owner-occupied due to misrepresentation. Further details not provided. Elevated for client review."	* GSE Points and Fees Test Violations (Lvl 3) "This loan failed the temporary buydown test due to the loan providing for a temporary buydown that does not meet initial Fannie Mae requirements."
* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as owner-occupied at 49.97%. Tape shows the subject is non-owner-occupied due to misrepresentation causing the lender to omit the borrower's primary housing expense. Further details not provided. Borrower defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. Borrower1 has 9.91 years on the job as an xxx with xxx. Additionally, the borrower1 has been self-employed for 1.83 years at xxx. Borrower2 has 10.75 years on the job as a xxx with xxx, FICO 685, and xxx equity in the subject."
																																																																																								* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete, as the initial closing disclosure is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL has expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MJ26HBSYUSG	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.470%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.375%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 5 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 19 Tape Value: 20 |---| -1 |----| -5.00000% Comment: Tape shows age of loan as 20, but audit value shows 19. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: Tape shows interest paid through date as xx/xx/2026, but audit value shows NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 does not reflect an appraisal review fee. The CD dated xx/xx/2024 reflects an appraisal review fee of xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2024, and the 1-year SOL has expired."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 44.47%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit the borrower's primary housing expenses. Further details are not provided. Borrower defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Borrower has 5 years on the job as a xxx with xxx, FICO 783, and xxx equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5Z954VAZBTP	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.625%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	50.423%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is a prior civil of judgement against the borrower in favor of xxx, which was recorded on xx/xx/2023 in the amount of xxx.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.625%. The current UPB is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 9.75 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 14 |---| -1 |----| -7.14285% Comment: Age of loan is 13. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI active is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original standard LTV (CLTV) is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows a case number was not obtained for the subject property. Further details not provided. Subject originated on xx/xx/2025."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement service providers list is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XVFYC6P5VY4	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.125%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	49.574%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been exempt.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.125%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 2.08 years on the job as a xxx with xxx.
Borrower2 has 4 months on the job as a xxx with xxx. Borrower2  has prior employment experience as a xxx with xxx for 1.16 years and an associate with xxx. for 6 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Notice of Servicing Transfer	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: Tape shows 9 and Audit value 8. Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: 9.125%   Tape Value: 5.000%   Variance: 4.125%   Variance %: 4.12500%   Comment: Tape shows 5.000% and Audit value 9.125%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment Loan Value: 9.125% Tape Value: 5.000% Variance: 4.125% Variance %: 4.12500% Comment: Tape shows 5.000% and Audit value 9.125%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete, as the initial loan estimate is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows excessive interested party contribution. The final closing disclosure reflects seller credit of xxx. Further details not provided."
* Missing Initial LE (Lvl 3)     "The initial loan estimate is missing from loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The servicing transfer document is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q9HA5ZSZJZV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Tennessee	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	xxx	34.807%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xxx on xx/xx/2026.
The annual city taxes for 2025 were paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
Unable to determine the reason for default.
As per tape data, the subject property is second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
The loan has not been modified since origination.
Borrower1 receives a pension and social security income.
Borrower2 has 6.66 years on the job as a xxx at xxx. xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: ARM Index Type Loan Value: 30-day Average SOFR Tape Value: |---| |----| Comment: Tape shows Null and Audit value 30 days Average SOFR. Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: 10.750%   Tape Value: 5.000%   Variance: 5.750%   Variance %: 5.75000%   Comment: Tape shows 5.000% and Audit value 10.750%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment Loan Value: 10.750% Tape Value: 5.000% Variance: 5.750% Variance %: 5.75000% Comment: Tape shows 5.000% and Audit value 10.750%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the buyers were paying off this loan but decided against it. The loan is now seasoned. Further details not provided. The subject loan originated on xx/xx/2025."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WHFYSS2EWZE	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	49.631%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xxx. xxx in the amount of xxx with xxx. There is a prior civil judgment against xxx in favor of xxx, which was recorded on xx/xx/2017 in the amount of xxx.
 The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
 The 1st and 2nd installments of supplemental county taxes for 2025 were due in the total amount of xxx on xx/xx/2026 and xx/xx/2027.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.000%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
 As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
  Borrower1 has 3.5 years on the job as a xxx with xxx.
  Borrower2 receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.631% Tape Value: 49.952% |---| -0.321% |----| -0.32100% Comment: BWR DTI ratio percent is 49.631%. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -6 (Days) Variance %: Comment: Tape shows the original Note doc date; data provided is xx/xx/2025. The audit value is xx/xx/2025. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.63%. Tape shows the lender incorrectly calculated the REO property. Lender defect. Further details are not provided. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. Borrower1 has 3.5 years on the job as a xxx with xxx. Borrower2 receives Social Security and retirement income, FICO 654, 0X30 since inception, and xxx equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D03I2HSK4DC	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	45.525%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx in favor of xxx for xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.6250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.58 years on the job as an xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.525%   Tape Value: 45.761%   Variance: -0.236%   Variance %: -0.23600%   Comment: Borrower DTI ratio percent is 45.525%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Is PMI active is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to the initial CD missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved as OO at 45.52%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 5.58 years on the job as an xxx with xxx, FICO 785, 1X30 since inception, and xxx equity in the subject."
																																																																																								* Missing Initial Closing Disclosure (Lvl 2) "The initial closing disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20K023OYU42	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	xxx	44.677%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with xxx in the amount of xxx with xxx.
There is a junior UCC finance statement against the subject property in favor of xxx, which was recorded on xx/xx/2022.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.125%. The current unpaid principal balance as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower has 5.08 years on the job as a xxx with xxx Group.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 72 Tape Value: 73 |---| -1 |----| -1.36986% Comment: Age of loan is 72. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Mers Min number is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI coverage of 30% was not active on the subject loan."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the EPMI loan was not coded correctly. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.67% as the borrower's income is xxx and total expenses are in the amount of xxx, and the loan was underwritten by DU (xxx), and its recommendation is "xxx" with a DTI of 44.68%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HSNFN5A5QMR	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	49.164%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
There is a prior civil judgment against xxx in favor of xxx, which was recorded on xx/xx/2013 in the amount of xxx.
The annual installment combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.500%. The current unpaid principal balance reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No information has been found related to damage or repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7.66 years on the job as a xxx at xxx. BWR2 has 9.91 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 20 Tape Value: 21 |---| -1 |----| -4.76190% Comment: Age of loan is 20. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved as OO at 49.16%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 7.66 years on the job as a xxx at xxx. BWR2 has 9.91 years on the job as a xxx with xxx, FICO 669, 0X30 since inception, and xxx equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial CD is missing from loan documents."
																																																																																								* Missing Initial Closing Disclosure (Lvl 2) "Initial CD is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LE40DFFNSRD	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	21.728%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.875%. The current unpaid principal balance reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 2 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 15 Tape Value: 16 |---| -1 |----| -6.25000% Comment: Age of loan is 15. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: The Current value is N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: Interest paid through date is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved as OO at 21.72%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 2 years on the job as an xxx at xxx, FICO 804, 0X30 since inception, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5U8IU220O36	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.403%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.875%. The current unpaid principal balance reflected as per the payment history is xxx.

Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR has been SE for 4.91 years at xxx. Additionally, the BWR has been SE for 7.08 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing Initial LE Notice of Servicing Transfer	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Tape shows Age of loan is 10 but audit value is given as 9. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete due to the initial LE and initial CD being missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "The initial loan estimate is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The notice of servicing transfer document is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved as OO at 49.40%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 4.91 years at xxx. Additionally, the BWR has been SE for 7.08 years on the job as a xxx at xxx, FICO 663, 0X30 since inception, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SMGUILPHHHA	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Tennessee	xxx	xxx	xxx	Tennessee	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.537%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The annual installment of city taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.99%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape data, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 1.5 years on the job as a xxx at xxx. Borrower had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.537% Tape Value: 31.566% |---| 17.971% |----| 17.97100% Comment: Borrower DTI Ratio Percent is 49.537%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: Interest Paid Through Date is Not Applicable. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows insufficient residency status, as the BWR's Form I-551 was valid through xx/xx/2024. Review of the file shows the I-797 notice of action for the pending I-751 extends the I-551 validity for 48 months from the expiration date through xx/xx/2028. The extension covers the xx/xx/2026 closing date, supporting the BWR's residency status at closing. Further details not provided. Subject originated on xx/xx/2026."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.54%. The Lender miscalculated income. Revised DTI 51.31%. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xxx as a xxx for 1.6 years, FICO 739, xxx residual income, xxx reserves, xxx equity in the subject property. 0X30 since inception."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QESPI0GLJTB	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Michigan	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	49.459%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument # xxx in the amount of xxx with xxx.
No active judgments or liens found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.88%. The current UPB, as reflected in the payment history, is xxx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non-owner-occupied.
No information has been found related to damage or repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 5 months on the job as a xxx. Previously the borrower had multiple jobs in the last 2 years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not Applicable. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows assets are insufficient for closing. Bank statements in the file show xxx of assets satisfy the cash-to-close requirement of xxx at closing. The subject loan closed with down payment of xxx. Further details are not provided. Subject originated on xx/xx/2026."
																																																																																							* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is a non-owner-occupied purchase that originated on xx/xx/2026."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KJWZYMU60GB	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	50.574%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.625%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
Unable to determine the reason for default.
According to the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower2 has 10 months on the job as a xxx with xxx. Previously, borrower2 had 5.66 years on the job as a xxx with xxx.
Borrower3 has 3.16 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -12.50000% Comment: Age of loan is 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 50.574%   Tape Value: 49.554%   Variance: 1.020%   Variance %: 1.02000%   Comment: Borrower DTI ratio percent is 50.574%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: PMI active is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."	* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 50.57%. Tape shows the property is NOO due to occupancy misrepresentation, causing the lender to omit the borrower's primary housing expense. Further details are not provided. Borrower defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. Borrower2 has 10 months on the job as a xxx with xxx. Borrower3 has 3.16 years on the job as a xxx with xxx, FICO 711, 1X30 since inception, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZPKTK1HEP5P	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	41.228%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 18.66 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 10 Tape Value: 8 |---| 2 |----| 25.00000% Comment: As per the document age of loan 10. Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: 11.625%   Tape Value: 5.000%   Variance: 6.625%   Variance %: 6.62500%   Comment: As per the document interest paid through date 11.625%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Max Rate At First Adjustment Loan Value: 11.625% Tape Value: 5.000% Variance: 6.625% Variance %: 6.62500% Comment: As per the document max rate at first adjustment 11.625%. Tape Source: Initial Tape Type:	3: Curable		* Occupancy concerns - (Lvl 3) "The subject was approved as a second home. Tape shows occupancy misrepresentation. Further details not provided."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CA730BDJ2QZ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	South Carolina	xxx	xxx	xxx	South Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.430%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been exempt on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 1 month on the job as a xxx at xxx. The borrower had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 |---| |----| Comment: Tape shows interest paid through date as xx/xx/2026, but audit value shows NA. Tape Source: Initial Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape shows PMI active as No, but audit value shows NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.43%. The tape shows the borrower was not employed at the time of closing. Further details not provided. Borrower defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. The borrower has 1 month on the job as a xxx at xxx, FICO 653, 0X30 since inception, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VFH9ESCPG5C	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	South Carolina	xxx	xxx	xxx	South Carolina	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	xxx	48.008%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument # xxx in the amount of xxx in favor of xxx for xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.50%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 8 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 48.008% Tape Value: 49.561% |---| -1.553% |----| -1.55300% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is a non-owner-occupied purchase that originated on xx/xx/2026."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48%. The tape shows undisclosed liability prior to closing. The revised DTI is 53.50%. Further details not provided. Borrower defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. Borrower has 8 years on the job as a xxx at xxx. FICO 705, 0X30 since inception, xxx equity in the subject and xxx residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZODMUQ8T7IC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	34.531%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 are paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
The 1st installment of county taxes for 2026 has been delinquent in the amount of xxx which was due on xx/xx/2026 and good through xx/xx/2026.
The 2nd installment of county taxes for 2026 has been due in the amount of xxx on xx/xx/2026.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx(xxx), which was applied for the due date of xx/xx/2026.The current P&I is xxx with an interest rate of 4.125%.The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR1 has 10 years on the job as a xxx with xxx.
BWR2 has 9.91 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: Tape shows 9 but audit value is 8 Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower #2 middle name is xxx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -243 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -11 (Days) Variance %: Comment: Tape shows xx/xx/2025 but audit value is xx/xx/2025 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date, xx/xx/2026, which is more than 60 calendar days after the consummation date, xx/xx/2025."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows seller contribution exceeded and unable to mitigate. FCD reflects a seller credit of xxx and the sales price of xxx."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx. The subject loan is a purchase, originated on xx/xx/2025, and the SOL is 1 year. The loan failed the TILA Post-Consummation Revised Closing Disclosure finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx.

																																																																																								xx/xx/2026: 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SNMV5N1HQ42	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.375%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.592%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.375%. The current unpaid principal balance reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
Borrower has 1.41 years on the job as a xxx at xxx. Borrower has prior employment experience as a xxx with xxx. for 3.08 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Lifetime Cap Rate Loan Value: 9.375% Tape Value: 5.000% |---| 4.375% |----| 4.37500% Comment: Arm Lifetime Cap rate is 9.375%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Max Rate At First Adjustment Loan Value: 9.375% Tape Value: 5.000% Variance: 4.375% Variance %: 4.37500% Comment: Max rate at first adjustment audit value is 9.375% Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.59%. The Lender used hourly income that was not supported and the BWR works for family. Revised DTI 65.80%. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xxx as a xxx for 1.6 years, FICO 753, xxx residual income, xxx reserves, xxx equity in the subject property. 0X30 since inception."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
860L4Z6XP0U	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.990%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Secondary	Yes	Yes	No	xxx	xxx	47.796%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.99%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the occupancy of the subject property is a second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5 months on the job as an xxx at xxx. BWR1 had multiple jobs in the last 2 years.
BWR2 has 7 months on the job as a xxx at xxx. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: ARM Lifetime Cap Rate Loan Value: 9.990% Tape Value: 5.000% |---| 4.990% |----| 4.99000% Comment: ARM lifetime cap rate is 9.990% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -61 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Max Rate At First Adjustment Loan Value: 9.990% Tape Value: 5.000% Variance: 4.990% Variance %: 4.99000% Comment: Max rate at first adjustment is 9.990%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.79%. The Lender used income for BWR 2 without a consistent 2 year employment/income history. Revised DTI 55.03%. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xxx as an xxx for 5 months and receives Pension income, BWR 2 is employed part-time with xxx. 0X30 since inception."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F1884AM25RI	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	28.547%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st & 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the collection comment dated xx/xx/2026, the reason for default is payment adjustment.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower1 has been self-employed for 5.58 years at xxx.
Borrower2 has been self-employed as a xxx for 18.33 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 24 Tape Value: 25 |---| -1 |----| -4.00000% Comment: Age of loan is 24. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower xxx name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -730 (Days)   Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -14 (Days) Variance %: Comment: Original Note Document date is xx/xx/2024. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 28.54%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Borrower1 has been self-employed for 5.58 years at xxx. Borrower2 has been self-employed as a xxx for 18.33 years. FICO 781, 1X30 in the last 24 months, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P1T5CRHVAWS	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.000%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	38.521%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2027.
The annual installment of combined taxes for 2025 is due in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026 the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 18.50 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: Tape shows Age of loan is 13 but audit value is given as 12. Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: 11.000%   Tape Value: 5.000%   Variance: 6.000%   Variance %: 6.00000%   Comment: As per document updated   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 38.521%   Tape Value: 49.930%   Variance: -11.409%   Variance %: -11.40900%   Comment: Tape shows Borrower DTI Ratio Percent is 49.930% but audit value is given as 38.521%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows Current value is xxx. but audit value is given as NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows Interest paid through date is xx/xx/2026 but audit value is given as NA.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment Loan Value: 11.000% Tape Value: 5.000% Variance: 6.000% Variance %: 6.00000% Comment: As per documents updated Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.52%. The tape shows income miscalculation. The revised DTI is 51.82%. Further details were not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. Borrower has 18.50 years on the job as an xxx with xxx, FICO 731, xxx equity in the subject, and xxx residual income. 0X30 since inception."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2025."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q4DGR0ZX1R4	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Delaware	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.125%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	45.881%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.125%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is a secondary home.
As per the comment dated xx/xx/2026, the reason for default is being unable to locate the account.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.16 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: ARM Lifetime Cap Rate Loan Value: 9.125% Tape Value: 5.000% |---| 4.125% |----| 4.12500% Comment: ARM Lifetime Cap Rate is 9.125%. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.881%   Tape Value: 45.893%   Variance: -0.012%   Variance %: -0.01200%   Comment: Borrower DTI Ratio Percent is 45.881%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 9.125%   Tape Value: 5.000%   Variance: 4.125%   Variance %: 4.12500%   Comment: Max Rate At First Adjustment is 9.125%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio Percent is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original Standard LTV (OLTV) is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.88%. Tape shows the lender omitted debt without supporting documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 2.16 years on the job as a xxx at xxx. FICO 786, 1X30, and 1X60 since inception, xxx equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EU1IOXUFB18	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.625%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.527%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with book/page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2026 are due in the amount of xxx on xx/xx/2027.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives defined contribution plan income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.527% Tape Value: 49.983% |---| -1.456% |----| -1.45600% Comment: Borrower DTI percent is 49.852%. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower first name is xxx.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid Through date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Is PMI Active? is Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.85%. The Lender allowed the loan to close without sufficient funds in the asset account for distributions to continue for a minimum of 3 years. Revised DTI in excess of 100%. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR receives asset distribution income only, FICO 788, xxx residual income, xxx reserves, xxx equity in the subject property. 0X30 since inception."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RBYZBYGE048	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.990%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.939%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5 months on the job as a xxx at xxx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Lifetime Cap Rate Loan Value: 8.990% Tape Value: 5.000% |---| 3.990% |----| 3.99000% Comment: ARM lifetime cap rate is 8.990%. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment Loan Value: 8.990% Tape Value: 5.000% Variance: 3.990% Variance %: 3.99000% Comment: Max rate at first adjustment is 8.990%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.93%. Tape shows undisclosed REO debt was not included in the DTI. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 5 months on the job as a xxx at xxx, FICO 712, 0X30 since inception, and xxx equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2025 reflect points - loan discount fee at xxx. The final CD dated xx/xx/2025 reflects points - loan discount fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RBQV3VR6YP2	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.875%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	39.326%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of County taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Borrower has 1.25 years on the job as a xxx at xxx. Additionally, borrower has 3.25 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Lifetime Cap Rate Loan Value: 9.875% Tape Value: 5.000% |---| 4.875% |----| 4.87500% Comment: ARm Lifetime Cap rate is 9.875%. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.326%   Tape Value: 45.881%   Variance: -6.555%   Variance %: -6.55500%   Comment: Borrower DTI ratio percent is 39.326%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid Through Date is N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is N/A.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment Loan Value: 9.875% Tape Value: 5.000% Variance: 4.875% Variance %: 4.87500% Comment: Max rate at first adjustment is 9.875%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 39.33%. Per the tape, the BWR is employed by family and tax returns are missing from the loan file to confirm income. Lender defect. Revised DTI cannot be determined. Subject originated xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xxx for 1.4 years, FICO 773, unknown residual income, xxx reserves and xxx equity in subject."	* Assets do not meet guidelines (Lvl 3) "Tape shows the source of funds for closing and required reserves could not be verified. Bank statements in the file show xxx in assets, satisfy the cash-to-close requirement of xxx at closing. Further details not provided. Subject originated on xx/xx/2026."
																																																																																							* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase originated on xx/xx/2026."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3F1EZF1UNRS	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.990%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.942%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 11.58 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Lifetime Cap Rate Loan Value: 8.990% Tape Value: 5.000% |---| 3.990% |----| 3.99000% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Max Rate At First Adjustment Loan Value: 8.990% Tape Value: 5.000% Variance: 3.990% Variance %: 3.99000% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.94%. The Lender allowed the loan to close without debts being paid off at closing. Revised DTI 50.68%. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xxx as xxx for 11.7 years and xxx for 4.1 years, FICO 752, xxx residual income, xxx reserves, xxx equity in the subject property."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EZU5W7N5IP6	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	30.120%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xxx with an interest rate of 4.990%. The current unpaid principal balance reflected as per the tape is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the tape is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a xxx at xxx. Previously, BWR had 1 month on the job as xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 30.120% Tape Value: 36.153% |---| -6.033% |----| -6.03300% Comment: Borrower DTI Ratio percent is 30.120% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 36.15%. The Lender allowed the loan to close without stability of employment/income. Revised DTI cannot be determined. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xxx as a xxx for 8 months, FICO 819, unknown residual income, xxx reserves, xxx equity in the subject property."	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. Subject loan is a purchase, originated on xx/xx/2026 and the 1-year SOL is active."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BFQ8C035CWU	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Washington	xxx	xxx	xxx	North Dakota	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.990%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	47.127%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is one junior mortgage against the subject property originated on xx/xx/2026 in favor of xxx in the amount of xxx, which was recorded on xx/xx/2026.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.990%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Borrower1 was qualified using an offer letter as a xxx at xxx. Previously, borrower1 had multiple jobs in the last two years.
Borrower2 has 6.58 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Lifetime Cap Rate Loan Value: 8.990% Tape Value: 5.000% |---| 3.990% |----| 3.99000% Comment: Arm lifetime cap rate is 8.990% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 8.990%   Tape Value: 5.000%   Variance: 3.990%   Variance %: 3.99000%   Comment: Max rate at first adjustment is 8.990%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original CLTV Ratio Percent Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original CLTV audit value is xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.71%. The tape shows the lender did not establish the stability of the qualifying income and employment. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. Borrower1 was qualified using an offer letter as a xxx at xxx. Borrower2 has 6.58 years on the job as a xxx at xxx. FICO 690, xxx equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0YZ4EXEX2I0	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.750%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	40.776%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2027.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
According to the tape data, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower has 2.66 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Lifetime Cap Rate Loan Value: 9.750% Tape Value: 5.000% |---| 4.750% |----| 4.75000% Comment: ARM lifetime cap rate is 9.750%. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 40.776%   Tape Value: 40.435%   Variance: 0.341%   Variance %: 0.34100%   Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Max Rate At First Adjustment Loan Value: 9.750% Tape Value: 5.000% Variance: 4.750% Variance %: 4.75000% Comment: Max rate at first adjustment is 9.750%. Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2026."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as NOO at 40.77%. Tape shows the borrower was not employed at the time of closing. Borrower defect. Further details are not provided. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. Borrower has 2.66 years on the job as an xxx with xxx, FICO 754, 0X30 since inception, and xxx equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HS7OYSFTTNZ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.481%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2025 have been exempt.
No prior year's delinquent taxes have been found.

The loan was originated on xx/xx/2026 and the first payment is due on xx/xx/2026. As per the payment history as of xx/xx/2026, the borrower is current with the loan and the next due date is xx/xx/2026. The current P&I is xxx, and the interest rate is 4.625%. The current UPB reflected in the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan and the next due date is xx/xx/2026. The current UPB reflected in the payment history is xxx.
 As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
Borrower has been self-employed for 7.91 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 48.481% Tape Value: 60.000% |---| -11.519% |----| -11.51900% Comment: Tape shows Borrower DTI Ratio Percent is 60.000% but audit value is given as 48.482%. Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Tape shows Current value is xxx but audit value is given as NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.48%. Tape shows undisclosed debt. The revised DTI is 60%. Further details not provided. Borrower defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. Borrower has been self-employed for 7.91 years at xxx. FICO 662, xxx equity in the subject, xxx residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
06GD2HG9X7N	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.115%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	40.980%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.115%. The current UPB, reflected as per the payment history, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.66 years on the job as a xxx at xxx.
BWR2 has 8.08 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: As per the document age of loan 6 but tape shows 7. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -181 (Days) Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows a fatal APOR delivery issue. Further details not provided. Infinity CE report shows the subject loan failed HPML test."
* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 8.343% exceeds the APR threshold of 7.730% by +0.613%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xxx), (xxx), and (xxx). The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 8.291% exceeds the APR threshold of 7.730% by +0.561%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ILI4FBPIT4A	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.575%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Mixed Use	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	45.046%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.575%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.25 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2026 Variance: -273 (Days) Variance %: Comment: Interest paid through date is xx/xx/2025. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mixed Use (Lvl 4) "Review of appraisal shows the subject is a 2-unit property with a residential unit on one level and a church on the other level. Treating it as a mixed use property. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																							* Property Marketability Issues (Lvl 3) "Subject was purchased on xx/xx/2025 in the amount of xxx on an appraised value of xxx. Mortgage is in the amount of xxx. Online sites show an estimated value of xxx. Current UPB is xxx. Also, tape shows the appraised value is not supported."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LBPA61QBVBZ	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Indiana	xxx	xxx	xxx	Indiana	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	34.917%	First	Short Form Policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There are two junior mortgages against the subject property. The first mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx, and the second mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
The 1st and 2nd installments of county taxes for 2025/2026 have been exempted.
No prior year's delinquent taxes have been found.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current UPB is xxx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 4.5 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 12.000%   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: CLTV is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2026, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the HFA code was incorrectly entered in AUS. When removed, the loan received a "xxx" recommendation. Review of DU shows the recommendation as xxx, and the file does not show MI was obtained on the loan. Further details are not provided."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57MZRYMKPE0	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	34.129%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is a junior UCC lien against the xxx in favor of xxx, which was recorded on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $ xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the comment dated xx/xx/2026, the reason for default is the death of principal borrower.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2026, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2026, the foreclosure was put on hold due to loss mitigation. As per the comment dated xx/xx/2026, the foreclosure was closed due to reinstatement.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 2.91 years at xxx.
Foreclosure Comments:As per the comment dated xx/xx/2026, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2026, the foreclosure was put on hold due to loss mitigation. As per the comment dated xx/xx/2026, the foreclosure was closed due to reinstatement.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Borrower First Name is xxx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -31 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 and Audit value xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN Number is xxx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 and Audit value xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2055   Tape Value: xx/xx/2055   Variance: -28 (Days)   Variance %:    Comment: Tape shows xx/xx/2055 and Audit value xx/xx/2055.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 343 Tape Value: 344 Variance: -1 Variance %: -0.29069% Comment: Tape shows 344 and Audit value 343. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows non-salable: early payment default. The loan was 1x60 days late. No revised FICO. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx. Further details are not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UT92VZ63KLT	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	27.853%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
For parcel # xxx
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
For parcel # xxx
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current UPB is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape data, the subject property is owner-occupied.
Comments do not show any damages.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.75 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -12.50000% Comment: Tape shows 8 but audit value shows 7. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -6 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 but audit value shows xx/xx/2025.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: purpose of refinance limited cash out Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as-is. The photo addendum of the appraisal report shows the outbuilding is in poor condition. The estimated cost to cure is not available in the loan file. The available 1004D does not confirm the condition of the outbuilding. Final 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."	* Property Marketability Issues (Lvl 3) "Tape and file show the subject property is ineligible collateral due to the heat source being limited to a wood-burning stove rather than a permanent heating system. Comps have the same heating source. Redfin search shows an estimated value of xxx. Current UPB is xxx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CX2YVLRDH50	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$17,500.00	xxx	7.000%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with the lender, xxx: xxx, Corporation There is an active notice of special tax lien against the xxx in favor of the xxx, which was recorded on xx/xx/2026 with Instrument #xxx The first and second installments of county taxes for 2025-26 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xxx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xxx. The loan is interest-only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx. As per the tape, the subject property is non-owner occupied. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: xxx Tape Value: xxx |---| xxx |----| 11.06742% Comment: Tape shows Current value is xxx but audit value is given as xxx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per appraisal document original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per appraisal document original standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 32.90840%   Comment: Tape shows Original Stated P&I is xxx. but audit value given as xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 357 Tape Value: 3 Variance: 354 Variance %: 11800.00000% Comment: Tape shows Stated remaining Term is 3 but audit value is given as 357. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2026."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BAKPRHEUMA1	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.250%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	PUD	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	47.498%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx. DBA: xxx.
There is one prior hospital lien against the xxx in favor of xxx, which was recorded on xx/xx/2020 in the amount of xxx.
There is one prior credit card judgment against the borrower in favor of xxx, which was recorded on xx/xx/2022 in the amount of xxx. The SSN is not mentioned on the document.
There is one prior judgment against the borrower in favor of xxx, which was recorded on xx/xx/2009 and renewed on xx/xx/2025 in the amount of xxx.
The first and second installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.75 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: As per the document, the current value is not applicable, but the tape shows xxx. Tape Source: Initial Tape Type:
Field: Stated Remaining Term Loan Value: 359 Tape Value: 3 Variance: 356 Variance %: 11866.66666% Comment: As per the document stated, the remaining term is 359, but the tape shows 3. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was originated at xxx LTV, exceeding the 95% maximum LTV, as the BWR was not a first-time homebuyer. Further details not provided. Subject originated on xx/xx/2026."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 8.089% exceeds APR threshold of 7.760% by +0.329%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.038% exceeds APR threshold of 7.760% by +0.278%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PV35F9T2YTK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2024	xx/xx/2024	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	30.082%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 were paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.38%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for default.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
The loan has not been modified since origination.
Borrower1 has 1 year on the job as a xxx at xxx. Previously, Borrower1 had multiple jobs in the last 2 years in the same line of work.
Borrower2 has 1 year on the job as an xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 30.082% Tape Value: 30.080% |---| 0.002% |----| 0.00200% Comment: Tape shows 30.080% but audit value is 30.082%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Performing   Variance:    Variance %:    Comment: Current Legal Status is Collections   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: MERS MIN NUmber is xxx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.53160%   Comment: Tape shows xxx but audit value is xxx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -5 (Days)   Variance %:    Comment: Tape shows xx/xx/2024 but audit value is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000010   Tape Value: 111111000000   Variance:    Variance %:    Comment: Payment History String is not applicable   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -30 (Days) Variance %: Comment: Tape shows xx/xx/2054 but audit value is xx/xx/2054 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows multiple compliance issues, as the affiliated business arrangement disclosure and proof of delivery for the consumer handbook on adjustable-rate mortgages are missing. File shows the affiliated business disclosure is available and the consumer handbook on adjustable-rate mortgages is missing. Further details not provided."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete, as the initial CD is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BEKH5A2FK5I	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	38.873%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.625%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE for 13.25 years at xxx. Additionally, BWR1 has been SE for 3.83 years at xxx. Additionally, BWR1 has been SE for 22.08 years at xxx.
BWR2 has 2.91 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 38.873% Tape Value: 38.870% |---| 0.003% |----| 0.00300% Comment: Borrower DTI audit value is 37.512%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 0000000000000   Tape Value: 222222000000   Variance:    Variance %:    Comment: Payment History String is Not Applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -30 (Days) Variance %: Comment: Stated maturity date is xx/xx/2044. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject originated xx/xx/2025 in the amount of xxx on an appraised value of xxx. Online sites show an average estimated value of xxx. Current UPB xxx. Elevated for client review."	* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 38.87%. Tape shows the rental income from xxx property is not eligible, as the property was still listed for rent after the lease was signed. Further details not provided. Borrower defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. Borrower1 has 3.91 years on the job as a xxx with xxx. Additionally, borrower1 has 3.41 years on the job as a xxx with xxx; BWR2 has 2.91 years on the job as a xxx with xxx, FICO 734, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XYA8LMS14T7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Arizona	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	41.861%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with the lender xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xxx with an interest rate of 6.375%. The current unpaid principal balance reflected as per the tape is xxx.	Collections Comments:According to the tape, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Borrower has 4 months on the job as an xxx with xxx.
Borrower had prior employment experience as a xxx at xxx. xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.861% Tape Value: 42.170% |---| -0.309% |----| -0.30900% Comment: Borrower DTI Ratio Percent is 41.861%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 3.64683%   Comment: Original Appraisal Value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMM0   Tape Value: 111111000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: Stated Maturity Date xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the program changed to an ARM via COC on xx/xx/2025 and the necessary ARM disclosures were not provided to the borrower at time of the redisclosures. File shows ARM rider is available in the loan file. Further details not provided. Subject loan originated on xx/xx/2025."
* Loan program disclosure missing or unexecuted (Lvl 3) "Loan program disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 41.86%. Tape shows the rental income from xxx property is not supported, as the property was listed for sale after the lease was signed. Revised DTI is 42.17%. Further details not provided. Borrower defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. Borrower has 4 months on the job as an xxx with xxx; Borrower had prior employment experience as a xxx with xxx for 6.5 years, FICO 787, xxx equity in the subject, and xxx residual income."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DRZJ34VI37W	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	30.286%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has been self-employed for 5.66 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 30.286% Tape Value: 30.290% |---| -0.004% |----| -0.00400% Comment: Tape shows Borrower DTI Ratio Percent is 30.290% but audit value is given as 30.286%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -2 (Days)   Variance %:    Comment: tape shows Original Doc date is xx/xx/2024 but audit value is given as xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per documents updated   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2054   Tape Value: xx/xx/2054   Variance: -61 (Days)   Variance %:    Comment: Tape shows Stated maturity date is xx/xx/2054 but audit value is given as xx/xx/2054.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: As per documents updated. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the loan failed the TRID tolerance test for charges that cannot increase, and the file does not contain a valid COC for this fee or evidence of a cure. The file shows the LOE and post-consummation closing disclosure issued as a cure for a xxx increase in fees above the legal limit is available in the file, and the refund check of xxx issued as a cure is missing from the loan documents. Infinity compliance report shows the loan fails TRID tolerance test."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "The loan failed the TRID tolerance test for charges that cannot increase 0% tolerance test. The initial LE dated xx/xx/2024 does not reflect the appraisal review fee. The final CD dated xx/xx/2024 reflects an appraisal review fee of xxx. This is an increase of xxx for charges that cannot increase. The subject loan is a refinance transaction that originated on xx/xx/2024, and the 3-year SOL is active."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F0R2VHFSNYH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	16.783%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026.The current P&I is xxx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has been self-employed for 2.41 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 16.783% Tape Value: 16.750% |---| 0.033% |----| 0.03300% Comment: Borrower DTI ratio Percent is 16.783. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 3.36134%   Comment: Original Appraised value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: Payment history string is NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the loan was changed to an ARM without providing the required ARM disclosure and CHARM booklet within 3 days, rendering the loan ineligible for investor purchase. Further details not provided. Subject originated on xx/xx/2025."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C6YEXDWGQPP	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	17.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	41.653%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xxx in the amount of xxx with xxx, Corporation.
There is a junior mortgage against the subject property that was originated on xx/xx/2025 and recorded on xx/xx/2026 in the amount of xxx with xxx.
The 1st and 2nd installments of school taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 & xx/xx/2026.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the amount of xxx on xx/xx/2026 & xx/xx/2026.
The annual installment of combined taxes for 2025 has been sold or forfeited in the amount of xxx, which is good through xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.625%. The current unpaid principal balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
Unable to determine the reason for default.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower has 2.83 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 41.653% Tape Value: 41.650% |---| 0.003% |----| 0.00300% Comment: As per the document, the borrower DTI ratio percent type is 41.65%, but the tape shows 41.65%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document, the original standard LTV is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000210   Tape Value: 222111000000   Variance:    Variance %:    Comment: Payment History String is Not Applicable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -28 (Days) Variance %: Comment: As per the document, the stated maturity date is xx/xx/2055, but tape shows as xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the lender did not obtain heirship documents that show Letters of Administration are optional and that the named heirs have full power and authority to execute the closing documents. Further details not provided. The subject property was acquired by xxx xxx individually through a Bargain and Sale Deed recorded on xx/xx/2025. The subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 by xxx xxx as the borrower. The note and mortgage are signed by xxx."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the calculated finance charge of xxx exceeding the disclosed finance charge of xxx by -xxx. The subject loan is a purchase, originated on xx/xx/2025 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test.

TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2025. The initial LE dated xx/xx/2024 reflects a Lender Credit at xxx; the Final CD dated xx/xx/2025 reflects the Lender Credit at xxx. This is a decrease of +xxx for the fee, which has a 0% tolerance test.

																																																																																								The subject loan is a purchase, originated on xx/xx/2025 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2KZRXD2547A	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	17.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	45.902%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx in the amount of xxx, which originated on xx/xx/2024 and was recorded on xx/xx/2024 with the instrument #xxx
The 1st installment of borough taxes for 2027 was paid in the amount of xxx on xx/xx/2026.
The 2nd, 3rd, and 4th installments of borough taxes for 2027 were due in the total amount of xxx on different dates.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.125%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Borrower1 has 8.25 years on the job as a xxx with xxx.  Borrower2 has 12.41 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.902% Tape Value: 45.900% |---| 0.002% |----| 0.00200% Comment: Borrower DTI Ratio Percent is 45.902%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio Percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: Payment history string is not applicable.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the lender did not obtain sufficient income documentation and address the discrepancy in the borrower's tax return filing status. Subject is a state of NY bond program loan."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AGXHAEUBBBF	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.402%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with the lender xxx.
There is an active junior mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xxx with xxx
The 1st installment of borough taxes for 2027 is paid in the amount of xxx on xx/xx/2026.
The 2nd, 3rd, and 4th installments of borough taxes for 2027 are due in the total amount of xxx on xx/xx/2026, xx/xx/2027, and xx/xx/2027.
The annual utility/MUD charges for 2026 were delinquent in the amount of xxx, which are good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.125%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 8.75 years on the job as a xxx at xxx. Additionally, the borrower has been self-employed as a xxx for 2.66 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.402% Tape Value: 44.400% |---| 0.002% |----| 0.00200% Comment: Borrower DTI Ratio Percent is 44.402%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: Payment History String is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows large deposits. Tape and review of loan file shows insufficient documents to support the source and purpose of recurring xxx xxx deposits and no documentation was located to support the requested explanations for MCU NYC transfers dated 7/8, 8/2, and 8/30 or to evidence that the MCU account belonged to the borrower and was subsequently closed. Further details not provided. Subject is a NYS bond program loan."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70QSLH7OOX6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	16.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.919%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There is one junior mortgage against the subject property originated on xx/xx/2025 in favor of xxx in the amount of xxx, which was recorded on xx/xx/2025 with instrument #xxx
The 1st installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of combined taxes for 2026 has been due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.630%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the final application, the borrower has been working at xxx as a xxx for 2.5 years.
Borrower has 2.58 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.919% Tape Value: 49.970% |---| -0.051% |----| -0.05100% Comment: The tape shows the borrower's DTI ratio percentage. The data provided is 49.970%; the audit value is 49.919%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: The tape shows the original CLTV ratio percent. The data provided is xxx; the audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000MMMMMMMM0   Tape Value: 11111100000   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -61 (Days) Variance %: Comment: The tape shows the stated maturity date. The data provided is xx/xx/2055; the audit value is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan was approved at 49.92%. Tape shows income miscalculation, as the lender used declining OT income to qualify. Further details not provided. The subject loan originated on xx/xx/2025. Borrower has 2.58 years on the job as a xxx with xxx, FICO 810, and xxx equity in the subject. Subject is a State of WA bond program loan."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BEFNA1PPDJA	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	46.288%	First	Short Form Policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
There is an active junior UCC lien against the xxx in favor of xxx, which was recorded on xx/xx/2025.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.88%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for default.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 1 year on the job as a xxx at xxx. Borrower1 had multiple jobs in the last 2 years.
Borrower2 has 9 months on the job as an xxx at xxx. Borrower2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower #1 middle name is not applicable. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.288%   Tape Value: 46.290%   Variance: -0.002%   Variance %: -0.00200%   Comment: Borrower DTI ratio percent is 46.288%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000MMMMMMMMM000   Tape Value: 111111000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -30 (Days) Variance %: Comment: Stated maturity date is xx/xx/2054. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the lender miscalculated borrower2's variable income by using an hourly rate based on 36 hours per week, which was not supported by the pay stubs and should have been averaged. Further details not provided. Subject is a state of FL bond program loan."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan, and the full amount for MI is charged at closing."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MHI4YT5TN0C	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Virginia	xxx	xxx	xxx	Unavailable	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.250%	360	xx/xx/2023	xx/xx/2023	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	xxx	33.029%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xxx in the amount of xxx with xxx. No active judgments or liens found. The 1st installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026. The 2nd installment of county taxes for 2025/2026 is due in the amount of xxx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.250%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal is xxx. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. Borrower1 has 4.5 years on the job as a xxx with xxx. Borrower2 has 5.16 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 33.029% Tape Value: 33.030% |---| -0.001% |----| -0.00100% Comment: Tap shows 33.029 but audit value is 33.029%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.74626%   Comment: Tape shows xxx but audit value is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -30 (Days) Variance %: Comment: Tape shows xx/xx/2023 but audit value is xx/xx/2053 Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as owner-occupied. Tape shows the property is non-owner occupied, as the borrower never occupied the subject. Further details were not provided. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as owner-occupied at 33.02%. Tape shows the property is non-owner occupied, as the borrower never occupied the subject, causing the lender to omit the borrower's primary housing expense. Further details not provided. Borrower defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired. Borrower1 has 4.5 years on the job as a xxx with xxx. Borrower2 has 5.16 years on the job as a xxx with xxx. FICO 707, 0X30 in the last 24 months, and xxx equity in the subject."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The TRID violation is due to a decrease in lender credit on the closing disclosure dated xx/xx/2023. The initial LE dated xx/xx/2023 reflects lender credit at xxx; the final CD dated xx/xx/2023 reflects lender credit at xxx. This is a decrease of xxx for a fee that has a 0% tolerance test.  The subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement service providers list is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OOJ6CXFOM77	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Minnesota	xxx	xxx	xxx	Minnesota	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	42.397%	First	Short Form Policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is one junior mortgage against the subject property that was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
The 1st installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xxx on xx/xx/2026.
The annual installment of water charges is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.250%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Borrower1 has 6 months on the job as a xxx with xxx. Additionally, the borrower1 has 2.16 years on the job as a xxx with xxx.
Borrower2 receives social security and retirement income.
Borrower3 has 9.08 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: 42.397% Tape Value: 42.400% |---| -0.003% |----| -0.00300% Comment: Tape shows Borrower DTI Ratio Percent is 42.400% but audit value is given as 34.879%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows Borrower DTI Ratio Percent is xxx but audit value is given as xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -62 (Days) Variance %: Comment: Tape shows Stated maturity date is xx/xx/2055 but audit value is given as xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity compliance report shows the closing disclosure receipt date is less than three business days before the consummation date. Further details not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "The TRID tolerance test is incomplete, as the initial LE is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
																																																																																							* Missing Initial LE (Lvl 3) "Initial loan estimate is missing from the loan documents."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W2NXHJ3G4NX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Jersey	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.010%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	29.071%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx in the amount of xxx, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with the instrument #xxx
There is a prior notice of lis pendens (xxx) against the subject property in favor of xxx, which was recorded on xx/xx/2024.
There are four prior civil judgments (xxx) against xxx in favor of xxx, which were recorded on different dates in the amount of xxx.
xxx in favor of xxx, which were recorded on different dates in the total amount of xxx.
xxx in favor of the xxx, which were recorded on xx/xx/2016 in the total amount of xxx.
xxx in favor of xxx, which was recorded on xx/xx/2021 in the amount of xxx.
xxx in favor of xxx. aka xxx, Inc.), which was recorded on xx/xx/2023 in the amount of xxx.
xxx in favor of xxx, which was recorded on xx/xx/2025 in the amount of xxx.
xxx in favor of xxx, which was recorded on xx/xx/2024 in the amount of xxx.
There is one junior civil judgment (xxx) against xxx in favor of xxx in the amount of xxx.
For parcel # xxx
The first and second installments of town taxes for 2027 were due in the total amount of xxx on xx/xx/2027 and xx/xx/2027.
The third installment of town taxes for 2026 is delinquent in the amount of xxx, which is good through xx/xx/2026.
The fourth installments of town taxes for 2026 are due in the total amount of xxx on xx/xx/2026.
The first and second installments of town taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2027.
The annual utilities/MUD charges for 2026 have been paid in the amount of xxx on xx/xx/2026.
For parcel # xxx
The first and second installments of town taxes for 2027 are due in the total amount of xxx on xx/xx/2027 and xx/xx/2027.
The first and second town taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
The third installment of town taxes for 2026 is delinquent in the amount of xxx, which is good through xx/xx/2026.
The fourth installment of town taxes for 2026 is due in the total amount of xxx on xx/xx/2026.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.010%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Borrower has 9.83 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 29.071% Tape Value: 28.840% |---| 0.231% |----| 0.23100% Comment: As per the document borrower xxx percent 29.071% but tape shows 28.840%. Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: U/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000011   Tape Value: 111111000000   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -30 (Days) Variance %: Comment: As per the document stated maturity date is xx/xx/2054 but tape shows as xx/xx/2054. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations for the prohibited fees test.
The below fees were included in the test:
Administration Fee paid by Borrower: xxx
Title - Closing Protection Letter Fee paid by Borrower: xxx
Title - Electronic Doc Retrieval Fee paid by Borrower: xxx
Title- Coordination Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3) "The tape data shows early payment default, and the loan is unsaleable due to early payment default. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."
* Credit report >90 days old at closing (Lvl 2)     "The credit report date is xx/xx/2024, and the note date is xx/xx/2024. The credit report date is prior to 90 days from the note date."
																																																																																								* Missing Initial Closing Disclosure (Lvl 2) "Initial CD is missing from loan documents."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O82O12PMPRJ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.224%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.000%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2026, the reason for default is a servicing problem.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 4.41 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.224% Tape Value: 49.220% |---| 0.004% |----| 0.00400% Comment: Tape shows DTI ratio percent as 49.220%, but audit value shows 49.224%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 010000000000000000000000   Tape Value: 122252000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2051 Tape Value: xx/xx/2051 Variance: -31 (Days) Variance %: Comment: Tape shows stated maturity date as xx/xx/2051, but audit value shows xx/xx/2051. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.22%. Tape shows the lender did not include the HOA dues for the REO property in the DTI calculation. Revised DTI is 53.11%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. Borrower has 4.41 years on the job as a xxx at xxx, FICO 675, 1X30 in the last 24 months, xxx equity in the subject, and xxx residual income."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.22%, as the borrower's income is xxx and total expenses are in the amount of xxx. The loan was underwritten by DU (xxx), and its recommendation is "xxx" with a DTI of 49.22%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MCAVXYCLJYR	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xxx	Primary	Yes	Yes	Yes	xxx	Not Applicable	40.051%	First	Final policy	Not Applicable	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property originated on xx/xx/2024 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower receives Social Security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 40.051% Tape Value: 40.050% |---| 0.001% |----| 0.00100% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -59 (Days) Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the second lien note was not corrected for the missing maturity date, and the loan was not purchased by xxx due to the missed pool. Further details not provided. Subject is a state of FL bond program loan."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y9UCQ1OC7AU	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Massachusetts	xxx	xxx	xxx	Massachusetts	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	3 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2026 have been paid in the total amount of xxx on different dates.
The 2nd installment of town taxes for 2027 is due in the amount of xxx on xx/xx/2026.
The 1st installment of town taxes for 2027 has been delinquent in the amount of xxx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current unpaid principal balance is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. The borrower was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xxx)	Field: Payment History String Loan Value: 000000000 Tape Value: 111111000000 |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -61 (Days) Variance %: Comment: Stated maturity Date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape and file show the borrower did not satisfy the 10% minimum contribution towards closing, as the borrower utilized gift assets of xxx. Gift letters of xxx are available in the loan file. Bank statements in the file show xxx in assets, and the cash-to-close requirement is xxx. Further details are not provided."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. The subject is a non-owner-occupied purchase that originated on xx/xx/2025."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56WPUX83YU0	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Maryland	xxx	xxx	xxx	Maryland	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	45.944%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with book/page # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 and 2026 have been paid in the total amount of xxx on different dates.
The 1st and 2nd installments of combined taxes for 2027 are due in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 4.16 years on the job as a xxx at xxx.
Borrower2 receives social security and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.944%   Tape Value: 49.920%   Variance: -3.976%   Variance %: -3.97600%   Comment: Tape shows 49.920% but audit value is 45.944%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000   Tape Value: 222222000000   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -31 (Days) Variance %: Comment: Tape shows xx/xx/2054 but audit value is xx/xx/2054 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.94%. Tape shows undisclosed auto debt of xxx. The revised DTI is 52.59%. Further details are not provided. Borrower defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Borrower1 has 4.16 years on the job as a xxx at xxx. Borrower2 receives social security and retirement income. FICO 615, 0X30 since inception, xxx equity in the subject, and xxx residual income."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to the borrower in the amount of xxx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JDQ818JXZHE	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Utah	xxx	xxx	xxx	Utah	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.499%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.499%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the collection comment dated xx/xx/2026, the reason for default is unemployment.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Original Appraised Value Loan Value: xxx Tape Value: xxx |---| xxx |----| 7.12750% Comment: Original appraisal audit value is xxx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00001MMMMM   Tape Value: 8212200000   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -30 (Days) Variance %: Comment: Stated maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a non-owner-occupied purchase originated on xx/xx/2025."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is EPD. The first payment was due on xx/xx/2025. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "The hazard insurance certificate is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YLN4WXTJW1A	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.250%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	33.233%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
The 1st and 2nd installments of school taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
The 1st installment of village taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of village taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.250%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Borrower1 has 2.25 years on the job as a xxx at xxx.
Borrower2 has 5.91 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 33.233% Tape Value: 33.230% |---| 0.003% |----| 0.00300% Comment: Borrower DTI Ratio percent 33.233%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: Payment history string is NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -30 (Days) Variance %: Comment: Stated maturity date is xx/xx/2054. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the lender did not obtain the required income documentation, including YTD printouts from DraftKings reflecting the borrower's name and 2023 Forms 1099 for all capital gains, interest, and dividend income, taxable and non-taxable. Subject is a state of NY bond program loan."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9HZSE2LOEYH	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	40.038%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
There are three junior mortgages against the subject property: the first mortgage was originated on xx/xx/2024 in favor of xxx in the amount of xxx, which was recorded on xx/xx/2024, and the second mortgage was originated on xx/xx/2024 in favor of xxx in the amount of xxx, which was recorded on xx/xx/2024, and the third mortgage was originated on xx/xx/2024 in favor of xxx in the amount of xxx, which was recorded on xx/xx/2024.
The first and second installments of combined taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for default.
As per the tape, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 3.16 years on the job as a xxx with xxx. Additionally, Borrower1 has 1.5 years on the job as a xxx with xxx.
Borrower2 has 1.33 years on the job as an xxx at xxx. Previously, Borrower2 had 2.58 years on the job as a xxx with xxx. between xx/xx/2021 and xx/xx/2024.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 40.038% Tape Value: 40.040% |---| -0.002% |----| -0.00200% Comment: Borrower DTI Ratio Percent is 40.0385. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio Percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -31 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2054. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the lender did not obtain the borrower'xxx's residency and income documentation required by SONYMA guidelines. Subject is a state of NY bond program loan."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y5Y732J3ZEG	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	40.197%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx, Corporation.
There is a junior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 11.83 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 40.197% Tape Value: 39.830% |---| 0.367% |----| 0.36700% Comment: Tape shows the borrower DTI ratio percentage as 39.830%, but the audit value shows 40.197%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 0000000   Tape Value: 0   Variance:    Variance %:    Comment: Updated as per PH.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2056 Variance: -62 (Days) Variance %: Comment: The tape shows the stated maturity date as xx/xx/2056, but the audit value shows xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects Credit Report Fee at xxx. The CD dated xx/xx/2025 reflects Credit Report Fee at xxx. This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025 and the 1-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows required loan documentation and employment verification were incomplete, including the note endorsement, seller's articles of organization, final 1003 Section L2, and required VOEs. Further details not provided. Subject is a State of NY Bond Program Loan."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C9HHXK7SNTV	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.834%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xxx with the lender xxx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2027 is paid in the amount of xxx on xx/xx/2026.
The 2nd, 3rd and 4th installments of combined taxes for 2027 are due in the amount of xxx on xx/xx/2026, xx/xx/2027 and xx/xx/2027.
No prior year's delinquent taxes have been found.	As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current unpaid principal balance is xxx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 2.25 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: As per the document, the xxx First name is N/A, but the tape shows xxx. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the xxx last name is N/A, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.834%   Tape Value: 44.830%   Variance: 0.004%   Variance %: 0.00400%   Comment: As per the document, the borrower DTI ratio percent type is 44.83%, but the tape shows 44.83%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document, the original CLTV is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document, the original standard LTV is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -61 (Days) Variance %: Comment: As per the document, the stated maturity date is xx/xx/2055, but tape shows as xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2025. The initial LE dated xx/xx/2025 reflects lender credit at xxx. The final CD dated xx/xx/2025 reflects Lender Credit at xxx. This is a decrease of xxx for a fee that has a 0% tolerance test. A valid COC is missing from the loan file. The subject loan is a purchase, originated on xx/xx/2025, and the SOL is 1 year active."
* Hazard Insurance (Lvl 3)     "Tape shows hazard insurance effective date is after closing date. File shows hazard insurance effective date is prior to closing date. Further details not provided."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan was approved at 44.83%. Tape shows lender did not obtain income documents for non-participating borrower2. Further details not provided. The subject loan originated on xx/xx/2025. Borrower has 2.25 years on the job as a xxx with xxx, FICO 774, and xxx equity in the subject."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YEK1LUZHXA1	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	43.491%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
There is an active mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.500%. The current unpaid principal balance reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 6.58 years on the job as a xxx at xxx.
Borrower2 has 5.5 years on the job as a xxx at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.491% Tape Value: 43.490% |---| 0.001% |----| 0.00100% Comment: Tape shows the borrower DTI ratio percentage as 43.490%, but the audit value shows 43.491%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 122122000000   Variance:    Variance %:    Comment: Tape shows the Payment History String 122, but the audit value shows 000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2054. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and the infinity CE report show the subject loan failed the QM APR threshold test."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xxx) QM APR test due to APR calculated 9.218% exceeds APR threshold of 8.800% over by +0.418%.

The loan failed the QM APR test due to APR calculated 9.218% exceeds APR threshold of 8.800% over by +0.418%."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to the borrower in the amount of xxx."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 9.235% exceeds APR threshold of 8.050% over by +1.185%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx).

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 9.218% exceeds the APR threshold of 8.050% over by +1.168%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9INOZPV50RY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Tennessee	xxx	xxx	xxx	Tennessee	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.490%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Investor	Yes	Yes	No	xxx	xxx	48.951%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2026 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.490%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
According to the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 and borrower2 have been self-employed for 6.16 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 48.951% Tape Value: 57.200% |---| -8.249% |----| -8.24900% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 3.37349%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -30 (Days) Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is a non-owner-occupied purchase that originated on xx/xx/2024."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as non-owner-occupied at 48.95%. The tape shows rental income miscalculation. The revised DTI is 57.20%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Borrower1 and borrower2 have been self-employed for 6.16 years at xxx. FICO 763, 0X30 in the last 24 months and xxx equity in the subject, and xxx residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7JEC0SBCO5D	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xxx	Not Applicable	No	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	xxx	30.641%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xxx in the amount of xxx with xxx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xxx in the amount of xxx with xxx.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per comment dated xx/xx/2025, the reason for default is curtailment of income.
As per comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrowers, xxx, filed bankruptcy under Chapter 7 with the case # xxx on xx/xx/2024. The bankruptcy was discharged on xx/xx/2026.

Borrower1 has 4 months on the job as a xxx at xxx. Borrower1 has prior employment experience as an xxx with xxx for 8.66 years.
  Borrower2 has been SE for 9 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xxx, filed bankruptcy under Chapter 7 with the case # xxx on xx/xx/2024. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. There is no comment indicating a cramdown. The bankruptcy was discharged on xx/xx/2026.
Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 30.641% Tape Value: 30.640% |---| 0.001% |----| 0.00100% Comment: Borrower DTI Ratio percent is 30.641% Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 7.96569%   Comment: Original Appraised value is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000444444   Tape Value: 111111000000   Variance:    Variance %:    Comment: Updated as per Payment History.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -61 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2053. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 30.64%. Tape shows income misrepresentation. Further details not provided. Borrower defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired. Borrower1 has 4 months on the job as a xxx at xxx; Borrower2 has been SE for 9 years at xxx, FICO 666, and xxx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2HHIAINJW7B	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	18.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.855%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 is delinquent in the amount of xxx, which is good through xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.375%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Borrower has 6 months on the job as a xxx at xxx. Additionally, the borrower has been self-employed since 2023 and owns multiple businesses.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.855% Tape Value: 46.860% |---| -0.005% |----| -0.00500% Comment: Borrower DTI ratio percent is 46.855%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string is 00MMMMMMM.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -61 (Days) Variance %: Comment: Stated maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed the TRID rate lock disclosure delivery date test. Subject loan is a purchase case originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 46.86%. Tape shows biweekly pay of the borrower used to qualify is not supported, as the borrower does not have a history of working 40 hours per week. The subject bond loan originated on xx/xx/2025. Borrower has 6 months on the job as a xxx at xxx. Additionally, the borrower has been self-employed since 2023 and owns multiple businesses, FICO 743, and xxx equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E6TUH1K8GAG	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	12.237%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the total amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.875%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for default.
As per servicing comment dated xx/xx/2025, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has been self-employed for 7.16 years at xxx. Additionally, borrower is self-employed and has been running multiple businesses for 7.25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 12.237% Tape Value: 12.240% |---| -0.003% |----| -0.00300% Comment: Borrower DTI Ratio Percent is 12.237% Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower Last Name is xxx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 10.00000%   Comment: Original Appraised Value is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000MMMMMM   Tape Value: 121111000000   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2055 Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows early payment default. The due dates of the xx/xx/2025 and xx/xx/2025 payments were late. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DNMV3EW3IUO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xxx	Secondary	Yes	Yes	No	xxx	xxx	35.270%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument #xxx in the amount of xxx in favor of xxx for xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.625%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the tape, the subject property is a secondary home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower 1 has 8.5 years on the job as a xxx with xxx. Additionally, borrower1 has 1.58 years on the job as an xxx with xxx.
Borrower 2 has 13.66 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 35.270% Tape Value: 37.280% |---| -2.010% |----| -2.01000% Comment: Borrower DTI ratio percent is 34.452%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 1.34807%   Comment: Original appraised value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2054. Tape Source: Initial Tape Type:	3: Curable	* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.45%. The tape shows the borrower was not employed at the time of closing. The revised DTI is 37.28%. Further details not provided. Borrower defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Borrower1 has 8.5 years on the job as a xxx with xxx. Additionally, borrower1 has 1.58 years on the job as an xxx with xxx. Borrower2 has 13.66 years on the job as a xxx with xxx. FICO 793, 0X30 since inception, and xxx equity in the subject."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject purchase originated on xx/xx/2024; 1 year of SOL has expired."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4IBGILON6M6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Wisconsin	xxx	xxx	xxx	Wisconsin	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	16.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	28.500%	First	Short Form Policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property in favor of xxx in the amount of xxx which originated on xx/xx/2025 and was recorded on xx/xx/2026 with instrument #xxx
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.750%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower 1 has 3 years on the job as a xxx with xxx.
Borrower 2 has 1.25 years on the job as a xxx with xxx. Previously, Borrower 2 had 4 years in the same line of work.
Borrower 3 has 3.83 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: MERS MIN Number Loan Value: xxx Tape Value: xxx |---| |----| Comment: MERS Min number is Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -60 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2056. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show disputed credit tradelines were not addressed in AUS findings. The lender did not obtain an updated credit report taking the tradelines out of dispute and does not allow a manual credit underwrite, and the borrower's credit score is too low at 644 with xxx CLTV. Further details not provided. Subject bond loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LJK9FX9HQQU	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Idaho	xxx	xxx	xxx	Idaho	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.750%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	xxx	29.992%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.750%. The current unpaid principal balance reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
The loan has not been modified since origination.
Borrower1 has 3 months of experience as a xxx with xxx. Previously, the borrower1 had multiple jobs in the last 2 years.
.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Note	Field: Borrower DTI Ratio Percent Loan Value: 29.992% Tape Value: 29.990% |---| 0.002% |----| 0.00200% Comment: Borrower DTI Ratio Percent is 29.992%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 113232000000   Variance:    Variance %:    Comment: Payment History String 000000000000000000000000.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2050 Tape Value: xx/xx/2051 Variance: -31 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2050. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Tape shows never received a note. Further details are not provided. The copy of the note is available in the loan file, which is located at "xxx"xxx_Note.pdf.""	* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."	* Cash out purchase (Lvl 2) "The subject loan is a purchase. The final closing disclosure dated xx/xx/2020 reflects cash to in the amount of xxx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3RR56K1O08A	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Maine	xxx	xxx	xxx	Maine	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Unavailable	Not Applicable	2 Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	45.710%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2026 were paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current unpaid principal balance reflected as per the payment history is xxx.

Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
Borrower1 has been self-employed for 3.75 years at xxx.
Borrower2 has 10.66 years on the job as a xxx with xxx. Additionally, the borrower has been self-employed for 10.66 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 45.710% Tape Value: 47.330% |---| -1.620% |----| -1.62000% Comment: As per the document borrower DTI 45.710%. Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per the mortgage document MERS MIN Number updated.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 1.16981%   Comment: As per the document original appraised value xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -31 (Days) Variance %: Comment: As per the document stated maturity date is xx/xx/2054 but tape shows as xx/xx/2054. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.71%. Tape shows student loan debt miscalculation, as the lender calculated 0.1% instead of 1%. The revised DTI is 64%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. Borrower1 has been self-employed for 3.75 years at xxx. Borrower2 has 10.66 years on the job as a xxx with xxx. Additionally, the borrower2 has been self-employed for 10.66 years at xxx. FICO 774, 0X30 since inception, and xxx equity in the subject and xxx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27HTS3R8HJ7	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Tennessee	xxx	xxx	xxx	Tennessee	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.406%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county and city taxes for 2025 were paid in the amount of xxx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the collection comments dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The borrower has 1.25 years on the job as an xxx with xxx. The borrower has prior employment experience as an xxx with xxx for 2.66 years. The borrower has prior employment experience as a xxx with xxx for 7.91 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Hazard Insurance Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.406% Tape Value: 49.410% |---| -0.004% |----| -0.00400% Comment: Tape shows borrower DTI ratio percent as 49.410%, but audit value shows 49.406%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original CLTV ratio percent as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 223212000000   Variance:    Variance %:    Comment: Payment History String is 0000000000000000   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -31 (Days) Variance %: Comment: Tape shows stated maturity date as xx/xx/2054, but audit value shows xx/xx/2054. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xxx. Current UPB xxx."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan fails the brokerage/finder fee test due to fees charged xxx, which exceed the fees threshold of xxx by +xxx.  The below fees were included in the test:
Administration Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Tax Service Fee paid by Borrower: xxx
Underwriting Fee paid by Borrower: xxx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the loan was closed on xx/xx/2024 with an expired credit report dated xx/xx/2023. The AUS was re-run with the new credit report, and the result turned to refer due to the high ratio and the credit report. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8Q82LWQ6DG5	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	South Carolina	xxx	xxx	xxx	South Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.000%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Cash Out	xxx	xxx	Full Documentation	No	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	54.844%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx in favor of xxx for xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.000%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Borrower1 has 1.83 years on the job as an xxx at xxx. Additionally, borrower1 has 6.33 years on the job as a xxx.
Borrower2 has been self-employed for 8.33 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 54.844% Tape Value: 54.840% |---| 0.004% |----| 0.00400% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* MI, FHA or MIC missing and required (Lvl 4) "VA mortgage insurance certificate is missing from the loan documents."	* Compliance Testing (Lvl 3) "The loan failed the prohibited fees test.
The following fees were included in the test:
Administration Fee paid by Borrower: xxx
Attorney's Fee (xxx) paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Settlement or Closing Fee paid by Borrower: xxx
Title CPL paid by Borrower: xxx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2025 does not reflect a points-loan discount fee. The final CD dated xx/xx/2025 reflects a points-loan discount fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan does not meet VA net tangible benefit for cash-out refinance above 90%. Final CD shows the borrower receives xxx at closing. Further details not provided. The subject originated on xx/xx/2025."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "The subject mortgage originated on xx/xx/2025 in the amount of xxx on an appraised value of xxx. Online sites show an estimated value of xxx. The current unpaid principal balance is xxx."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HEMMAD54AQQ	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Vermont	xxx	xxx	xxx	Vermont	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	34.605%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installment of combined taxes for 2026 are due in the total amount of xxx on xx/xx/2026, xx/xx/2027, xx/xx/2027.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.250%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 4.66 years on the job as a xxx at xxx.
Borrower2 has 2.33 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 34.605% Tape Value: 34.600% |---| 0.005% |----| 0.00500% Comment: Tape shows Borrower DTI Ratio Percent is 34.600% but audit value is given as 34.605%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows Original CLTV Ratio Percent is xxx but audit value is given as xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows Original Standard LTV is xxx but audit value is given as xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000   Tape Value: 0   Variance:    Variance %:    Comment: As per Documents updated   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2056 Variance: -61 (Days) Variance %: Comment: Tape shows Stated maturity date is xx/xx/2056 but audit value is given as xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. Tape shows the loan closed with unresolved septic issues, making it ineligible for the Vermont Housing Finance Agency program. The required escrow repairs were not completed within the permitted timeframe, and the loan was withdrawn from the Vermont Housing Finance Agency system as unable to meet conditions. Further details not provided. Zillow shows an estimated value of xxx. Current unpaid principal balance is xxx."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed Vermont Mortgage Lender License Prohibited Fees Test.
The below fees were included in this test:
Appraisal Review Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Property Inspection paid by Borrower: xxx
Settlement or Closing Fee paid by Borrower: xxx
Tax Service Fee paid by Borrower: xxx
																																																																																							Underwriting Fee paid by Borrower: xxx."	* Cash out purchase (Lvl 2) "The subject loan is a purchase. Final CD reflects cash to in the amount of xxx."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9RPFRZLG2YY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Nevada	xxx	xxx	xxx	Nevada	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	Single Family	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	xxx	44.178%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2027 were due in the total amount of xxx on xx/xx/2026, xx/xx/2026, xx/xx/2027 and xx/xx/2027.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2026 were paid in the total amount of xxx on xx/xx/2025, xx/xx/2025, xx/xx/2026, xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower2 has 5 months on the job as a xxx at xxx. Borrower2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: 44.178% Tape Value: 44.180% |---| -0.002% |----| -0.00200% Comment: Borrower DTI Ratio Percent is 44.178 Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 222222000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Maturity Date is xx/xx/2053 Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the HomeOne Mortgage had an LTV greater than 95%, and the mortgage being refinanced was not previously owned in whole by Freddie Mac. The subject loan exceeded the maximum allowable LTV and was not eligible for sale to Freddie Mac. 0X30 last 24 months."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 reflects Points - Loan Discount Fee at xxx. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2023, and the 3-year SOL has expired.  Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of Section C fees and Recording fee at xxx. CD dated xx/xx/2023 reflects the sum of Section C and Recording fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is not available. Subject loan is a refinance, originated on xx/xx/2023, and the 3-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE (xxx) QM points and fees test due to fees charged xxx exceeding the fees threshold of xxx over by +xxx.  The below fees were included in the test: Mortgage Broker Fee (xxx) xxx Points - Loan Discount Fee paid by Borrower: xxx.

Loan fails QM lending policy points and fees test due to fees charged xxx exceeding the fees threshold of xxx over by +xxx.  The below fees were included in the test: Mortgage Broker Fee (xxx) xxx Points - Loan Discount Fee paid by Borrower: xxx."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "The settlement services provider list is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4AP7QGTI7T4	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.750%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	2 Family	xx/xx/2020	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	27.451%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xxx in the amount of xxx with xxx. The subject mortgage was re-recorded on xx/xx/2023 with instrument #xxx to correct the loan amount of xxx.
There are two active prior civil judgments against the borrowers in favor of xxx, which were recorded on xx/xx/2010 and xx/xx/2012, in the total amount of xxx.
There is an active junior civil judgment against xxx in favor of xxx, which was recorded on xx/xx/2024 in the amount of xxx.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.750%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has been self-employed for 12 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Transmittal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 27.451% Tape Value: 36.320% |---| -8.869% |----| -8.86900% Comment: Borrower DTI ratio Percent is Unavailable. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property county is miami dade   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2050   Tape Value: xx/xx/2050   Variance: -31 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/2050.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Subject property type is 2 family. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2020."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents. Post-close closing disclosure is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 27.45%. Tape shows SE income was not properly documented. Revised DTI is 36.32%. Lender defect. Further details are not provided. The subject loan was originated on xx/xx/2020, and a 3-year SOL has expired. Borrower has been self-employed for 12 years at xxx, FICO 728, 0X30 in the last 24 months, xxx equity in the subject, and xxx residual income."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2YE0KVWGOXN	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Utah	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	PUD	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	21.232%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xxx	xxx	5.875%	xxx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with Instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.87500%. The current unpaid principal balance reflected as per the payment history is xxx, and the deferred balance is xxx.
The due dates are advanced from xx/xx/2024 to xx/xx/2025 due to loan modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx, and the deferred balance is xxx.
As per comment dated xx/xx/2025, the reason for default is unemployment.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower has been self-employed for 9.33 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx. on xx/xx/2025. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 5.875% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is a deferred balance of xxx, and the interest-bearing amount is xxx. There is no principal forgiven amount. The loan has been modified once since origination.	Field: Borrower DTI Ratio Percent Loan Value: 21.232% Tape Value: 21.230% |---| 0.002% |----| 0.00200% Comment: Borrower DTI ratio percent is 21.232%. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.13613%   Comment: Original appraised value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000444444321   Tape Value: 111111000000   Variance:    Variance %:    Comment: Updated as per PH   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2065 Tape Value: xx/xx/2062 Variance: 882 (Days) Variance %: Comment: Stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 21.23%. Tape shows the lender failed to verify the existence of the borrower's self-employed business within 120 days prior to the Note Date, as required. The file lacked timely documentation supporting business existence. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. Borrower has been self-employed for 9.33 years at xxx, FICO 761, and xxx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xxx.
Loan estimate dated xx/xx/2022 reflects Appraisal Fee at xxx. Final CD dated xx/xx/2022 reflects Appraisal Fee at xxx.
Loan estimate dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at xxx. Final CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at xxx.
																																																																																								This is an increase in fee of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2022, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GV4UWBJTN4L	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	53.974%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the comment dated xx/xx/2025, the reason for default is servicing problems.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Borrower receives social security and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 53.974% Tape Value: 53.970% |---| 0.004% |----| 0.00400% Comment: BWR DTI ratio is 53.974%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 3.60248%   Comment: Original appraised value is xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV is xxx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 11010011110 Tape Value: 445455000000 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 53.97%. Tape shows the lender omitted debt without supporting documents. The revised DTI is 58.46%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. Borrower receives social security and retirement income. FICO 744, xxx equity in the subject, and xxx residual income."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UV5T6TIUDJ8	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Wisconsin	xxx	xxx	xxx	Wisconsin	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	31.643%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual city taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.500%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 4.91 years on the job as a xxx at xxx.
Borrower2 has 3.66 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 31.643% Tape Value: 31.640% |---| 0.003% |----| 0.00300% Comment: BWR DTI Ratio Percent is 31.64%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.65972%   Comment: Original Appraisal Value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: Payment history string updated by loan auditor.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -30 (Days) Variance %: Comment: Sated Maturity Date is xx/xx/2055. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape and appraisal report show the southwest corner gutter leaks. The crawlspace was viewed from the small opening at the time of the observation. The floor is dirty, and there is a black "substance/color" on the poured walls. The insulation on the ceiling did not appear to be wet, and a foundation inspection was required. The estimated cost to cure is not available in the loan file. The 1004D, or a foundation engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xxx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C6X2BA649OY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Massachusetts	xxx	xxx	xxx	Massachusetts	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	49.057%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument no. xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 2nd installment of city taxes for 2027 is due in the total amount of xxx on xx/xx/2026.
The 1st, 2nd, 3rd, and 4th installments of city taxes for 2026/2027 were paid in the total amount of xxx on xx/xx/2025, xx/xx/2025, xx/xx/2026, xx/xx/2026, and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.50%. The current unpaid principal balance reflected as per the payment history is xxx.

Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the comment dated xx/xx/2024, the property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower1 has been self-employed for 2.16 years at xxx.
  Borrower2 has 1.08 years on the job as a xxx with xxx. Previously, borrower2 had 2.25 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.057% Tape Value: 49.060% |---| -0.003% |----| -0.00300% Comment: Tape shows the borrower DTI ratio percentage as 49.060%, but the audit value shows 49.057%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -31 (Days) Variance %: Comment: The tape shows the stated maturity date as xx/xx/2054, but the audit value shows xx/xx/2054. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.05%. Tape shows borrower was not employed at closing, and new employment could not be verified. Revised DTI is 79.08%. Borrower defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Borrower1 has been self-employed for 2.16 years at xxx. Borrower2 has 1.08 years on the job as a xxx with xxx. FICO 632, 0X30 since inception, and xxx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5NSB7IZIB6T	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2024	xxx	Investor	Yes	Yes	No	xxx	xxx	38.251%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
   Borrower1 has 5.66 years on the job as a xxx with xxx. Additionally, borrower1 receives social security income.
Borrower2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 38.251% Tape Value: 38.250% |---| 0.001% |----| 0.00100% Comment: As per the document, the borrower DTI ratio percent type is 39.90%, but the tape shows 38.25%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 1.51822%   Comment: As per the document, the original appraised value is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: payment history string is not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -31 (Days) Variance %: Comment: As per the document, the stated maturity date is xx/xx/2054, but tape shows as xx/xx/2054. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the loan closed without enough verified funds to meet the required reserves. A xxx deposit could not be used because it was not properly sourced, and the borrower did not provide additional funds or documentation. The bank statement shows xxx in assets, which satisfies the cash-to-close requirement of xxx, leaving xxx available for reserves, resulting in an xxx shortfall against the required xxx reserves."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan file. The subject is a non-owner-occupied purchase originated on xx/xx/2024."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FL7FQI77J2C	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Tennessee	xxx	xxx	xxx	New York	xxx	xxx	Yes	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	PUD	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	47.566%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2024	xxx	xxx	6.250%	xxx	xx/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.250%. The current unpaid principal balance reflected as per the payment history is xxx and the deferred balance is xxx.
The due dates were advanced from xx/xx/2024 to xx/xx/2024 due to loan modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx and the deferred balance is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the reason for default is unemployment.
As per the comment dated xx/xx/2026, the property is owner-occupied.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower qualified using an offer letter as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xxx, and the lender, xxx. on xx/xx/2024. As per the modified term, the new principal balance is xxx with the deferred balance of xxx and the interest-bearing principal balance of xxx. The monthly P&I is xxx with an interest rate of 6.250% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no principal forgiven amount.	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.566% Tape Value: 47.580% |---| -0.014% |----| -0.01400% Comment: Tape shows 47.580% and Audit value 47.566%. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000144   Tape Value: 343122000000   Variance:    Variance %:    Comment: Payment history string updated by loan auditor.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2064 Tape Value: xx/xx/2063 Variance: 489 (Days) Variance %: Comment: Tape shows xx/xx/2063 and Audit value xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows verification of the source of funds for the xxx deposit was not provided, as the xxx checking account statements for the account ending 1471 were missing from the loan file. Bank statement in the file shows xxx in available assets satisfy the cash-to-close requirement of xxx at closing. Further details not provided. Subject originated on xx/xx/2023."	* Missing Initial Closing Disclosure (Lvl 2) "Initial CD is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y2VUIBO2SCW	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Wisconsin	xxx	xxx	xxx	Wisconsin	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	41.064%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument no.xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installments of county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.990%. The current unpaid principal balance as reflected in the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 7 months on the job as a xxx at xxx. Borrower1 had multiple jobs in the last 2 years. Additionally, borrower1 receives Social Security income.
Borrower2 and borrower3 receive Social Security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xxx)	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 41.064%   Tape Value: 46.050%   Variance: -4.986%   Variance %: -4.98600%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 1010100000011000210 Tape Value: 252519000000 Variance: Variance %: Comment: Payment History String is Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 41.06%. The tape reflects an increased DTI of 46.05%. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Borrower1 has 7 months on the job as a xxx at xxx. Borrower2 and borrower3 receive Social Security income, FICO 583, and xxx residual income."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xxx) QM points and fees test due to fees charged xxx exceed fees threshold of xxx by +xxx.
The below fees were included in the test:
Administration Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Tax Service Fee paid by Borrower: xxx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xxx exceed fees threshold of xxx by +xxx.
The below fees were included in the test:
Administration Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Tax Service Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows automated collateral evaluation requirements were not met, as the subject property was acquired through a non-arm's-length transaction. Review of the file and the tape also show the agent is related to the borrower. Subject loan closed without an appraisal. Zillow shows remodeled full bath on the main level, 1st-floor laundry, and a sunny remodeled dine-in kitchen with solid-surface countertops. Further details not provided. Zillow search shows an estimated value of xxx. Current unpaid principal balance is xxx."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of xxx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9B6D8UPXU68	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	48.440%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2025/2026 have been paid in the amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current unpaid principal balance reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per tape data, the subject property is non-owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Borrower receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx |---| xxx |----| 0.04000% Comment: Original Standard LTV is xxx. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: 000000000000000000000000   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -31 (Days) Variance %: Comment: Stated Maturity date is xx/xx/2054. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is a non-owner-occupied refinance originated on xx/xx/2024."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject is non-owner-occupied and approved at 48.44%. Tape shows the lender omitted debts and did not include the monthly HOA payment of xxx in the DTI calculation. Revised DTI is 55.60%. Lender defect. Further details are not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Borrower receives Social Security income, FICO 675, 0X30 in the last 24 months, xxx equity in the subject, and xxx residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WB6EJRSM54W	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	xxx	38.881%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 1.41 years on the job as a xxx with xxx.   Borrower1 has prior employment experience as a xxx with xxx. for 9 months.
Borrower2 has 19.08 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 38.881% Tape Value: 38.880% |---| 0.001% |----| 0.00100% Comment: Borrower DTI Ratio Percent is 38.881%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV Ratio Percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000   Tape Value: 0   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -61 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2056. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject originated on xx/xx/2026 on a PIW of xxx, 79.93%. Tape and file show actual appraised value is xxx, LTV xxx. Zillow shows estimated value of xxx. Current UPB xxx. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J3336TFPLWF	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Arizona	xxx	xxx	xxx	Arizona	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.490%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	36.886%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st & 2nd installments of 2026 taxes for the county have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.490%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The borrower has 4.41 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 36.886% Tape Value: 36.890% |---| -0.004% |----| -0.00400% Comment: Tape shows Borrower DTI Ratio Percent is 36.890% but audit value is given as 36.886%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00000000   Tape Value: 0   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2056 Variance: -61 (Days) Variance %: Comment: tape shows Stated maturity date is 1/12056 but audit value is given as xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan exceeded the IPC limit. Final CD reflects a seller credit of xxx and the sales price of xxx. IPC is at 4.17%."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "The hazard insurance certificate is missing from the loan file."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KRTV568TJZY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.826%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current unpaid principal balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 8 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 49.826% Tape Value: 49.830% |---| -0.004% |----| -0.00400% Comment: Borrower DTI ratio percent is 49.825%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -61 (Days) Variance %: Comment: Stated Maturied Date is xx/xx/2054. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.83%. Tape shows the lender miscalculated student loan debt. Revised DTI is 56.93%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Borrower has 8 years on the job as a xxx with xxx, FICO 681, 0X30 in the last 24 months, xxx equity in the subject, and xxx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. Initial LE dated xx/xx/2024 does not reflect the points - loan discount fee. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xxx. This is an increase in fees of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2T9L4TWNRRU	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.000%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.823%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.000%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Borrower has 7.25 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.823% Tape Value: 49.820% |---| 0.003% |----| 0.00300% Comment: Borrower DTI ratio percent is 49.823%. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower last name is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2055 Variance: -62 (Days) Variance %: Comment: Stated maturity date is xx/xx/2054. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as owner-occupied. Tape shows the subject is non-owner-occupied due to an occupancy issue, as the borrower never occupied the subject property and listed it for rent after closing. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved as owner-occupied at 49.82%. Tape shows the subject is non-owner-occupied due to an occupancy issue, as the borrower never occupied the subject property and listed it for rent after closing, causing the lender to omit the borrower's primary housing expense. Also, the tape shows rental income misrepresentation. Revised DTI is 69.43%. Further details not provided. Borrower defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Borrower has 7.25 years on the job as a xxx with xxx, FICO 676, 0X30 since inception, xxx equity in the subject, and xxx residual income."
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to the borrower in the amount of xxx as loan is cash out purchase."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3F2D4E2EX87	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Tennessee	xxx	xxx	xxx	Tennessee	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.886%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current unpaid principal balance, as reflected in the payment history, is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance, as reflected in the payment history, is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The borrower has 7 months on the job as a xxx at xxx. The borrower has multiple prior employment experiences between xx/xx/2023 and xx/xx/2024 for 1.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.886% Tape Value: 49.200% |---| 0.686% |----| 0.68600% Comment: Borrower DTI audit value is 49.886%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -61 (Days) Variance %: Comment: Stated maturity date audit value is xx/xx/2055. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.88%. Tape shows base income miscalculation. Revised DTI is 61%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. Borrower has 7 months on the job as a xxx at xxx. FICO 773, 0X30 since inception, xxx equity in the subject, and xxx residual income.

																																																																																								xx/xx/2026: Exception downgraded to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KCJTGGQCQXR	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New Jersey	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	49.064%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument instrument # xxx Book/Page#
xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 4th installment of town taxes for 2026 is due in the total amount of xxx on xx/xx/2026.
The 1st, 2nd and 3rd installments of town taxes for 2026 were paid in the total amount of xxx on different dates.
The annual utilities/MUD charges for 2026 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.880%. The current unpaid principal balance reflected as per the payment history is xxx.

Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per tape data, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
Borrower has been SE for 7.33 years at sales and marketing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.064% Tape Value: 49.060% |---| 0.004% |----| 0.00400% Comment: Borrower DTI is Ratio Percent is 49.064%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -61 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan fails the prohibited fees test. The below fees were included in the test:
Real Estate Commission - Buyer Agent paid by Seller: xxx
Real Estate Commission - Buyer Agent1 paid by Borrower: xxx
Title - Closing Protection Letter Fee paid by Borrower: xxx"
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TRID rate lock disclosure delivery date test."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.06%. Tape shows the borrower's self-employment income miscalculation, and the stability of income was not established. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. Borrower has been SE for 7.33 years at sales and marketing, FICO 726, 0X30 since inception, and xxx equity in the subject.

																																																																																								xx/xx/2026: Exception downgraded to LVL2 based on PH."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BAF7RYTGZ70	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	41.492%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument# xxx in the amount of xxx in favor of xxx for xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx, with an interest rate of 6.875%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:As per servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.

Borrower2 has been self-employed for 7.16 years at xxx. Additionally, borrower2 receives VA compensation income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 41.492% Tape Value: 41.490% |---| 0.002% |----| 0.00200% Comment: Borrower DTI ratio percent is 41.492%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00000001   Tape Value: 0   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2056 Variance: -61 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows EPD. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SG3FU56REAB	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	18.529%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.75%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for default.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The borrower has been self-employed for 2.66 years with the xxx County Hurricane Shelter.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 18.529% Tape Value: 18.530% |---| -0.001% |----| -0.00100% Comment: Borrower DTI ratio percent is 18.529%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000101   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -61 (Days) Variance %: Comment: Stated maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2025 reflects the transfer taxes at xxx. The CD dated xx/xx/2025 reflects transfer taxes at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx. Further details not provided."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23ZMCRKUISC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	48.967%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There are multiple prior state tax warrants against the borrower, which were recorded on different dates in the total amount of xxx. The supportive document does not reflect the SSN and property address on it. The final title policy does not reflect the state tax lien.
There are multiple junior state tax warrants against the borrower, which were recorded on different dates in the total amount of xxx. The supportive document does not reflect the SSN and property address on it.
There are multiple prior judgments against the borrower, which were recorded on different dates in the total amount of xxx. The supportive document does not reflect the SSN and property address on it.
 There are multiple junior judgments against the borrower, which were recorded on different dates in the total amount of xxx. The supportive document does not reflect the SSN and property address on it.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
The 1st and 2nd installments of school taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.250%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
According to the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 19.83 years on the job as a xxx with xxx.
Borrower2 has 1.33 years on the job as a xxx with xxx. xxx. Previously, borrower2 had been self-employed as a xxx for 2.91 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.967% Tape Value: 48.970% |---| -0.003% |----| -0.00300% Comment: As per the document, the borrower DTI ratio percent type is 48.96%, but the tape shows 48.97%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 2.60869%   Comment: As per the document, the original appraised value is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document, the original standard LTV is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000   Tape Value: 122222000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -30 (Days) Variance %: Comment: As per the document, the stated maturity date is xx/xx/2055, but tape shows as xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was closed using ITIN eligibility before the internal guidelines were corrected. Borrower and co-borrower are non-permanent resident aliens. File has the borrower's driver license. Further details are not provided."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx)(xxx)) due to an APR calculated at 8.474% exceeds the APR threshold of 8.270% by +0.204%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xxx), (xxx), and (xxx)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FIH026DK26M	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	23.701%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current unpaid principal balance reflected as per the payment history is xxx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the comment dated xx/xx/2026, the reason for default is excessive obligations.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Borrower has been self-employed for 4.75 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 23.701% Tape Value: 23.700% |---| 0.001% |----| 0.00100% Comment: As per the document borrower xxx percent 23.701% Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document original CLTV ratio percent xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: As per the document original Standard LTV xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 101100M10   Tape Value: 0   Variance:    Variance %:    Comment: PH string is 101100MMM.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -61 (Days) Variance %: Comment: As per the document stated maturity date is xx/xx/2055 but tape shows as xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows borrowers' lawful entry into the U.S. could not be verified as required for the ITIN program. The borrower is a non-permanent resident alien, and the loan file contains no supporting documentation to verify lawful entry/status. Further details not provided."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D0MZTXUO8Z9	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Michigan	xxx	xxx	xxx	Michigan	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	Unavailable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx. No active judgments or liens have been found. The 1st installment of county taxes for 2026 has been paid in the amount of xxx on xx/xx/2026. The annual utility/MUD charges for 2026 have been paid in the amount of xxx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx. As per the comment dated xx/xx/2026, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xxx Tape Value: xxx |---| xxx |----| 0.51300% Comment: Tape shows xxx and Audit value xxx. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000   Tape Value: 222212000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -28 (Days) Variance %: Comment: Tape shows xx/xx/2055 and Audit value xx/xx/2055. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Seller confirmed the subject loan is not VA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the certificate of eligibility was not issued for the surviving spouse and could not be obtained, as the subject loan is an interest rate reduction refinance loan (xxx). Further details not provided. Subject originated on xx/xx/2025."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan, and the full amount for MI is charged at closing."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D1RX95PFYJX	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.250%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	38.988%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with Instrument #xxx in the amount of xxx with xxx.
There is an active junior mortgage against the subject property that was originated on xx/xx/2022 and recorded on xx/xx/2022 with the instrument #xxx in favor of xxx in the amount of xxx.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.25%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Borrower has 4.25 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 38.988% Tape Value: 38.990% |---| -0.002% |----| -0.00200% Comment: Borrower DTI ratio percent is 38.988%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 321211000000   Variance:    Variance %:    Comment: U/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
4QQ4JIAZWGP	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Washington	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	41.158%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 20.58 years on the job as a xxx at xxx.
Borrower2 has been self-employed as a xxx for 18.91 years. Additionally, borrower2 has been self-employed for 4.25 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 41.158% Tape Value: 41.160% |---| -0.002% |----| -0.00200% Comment: Borrower DTI ratio percent is 41.158%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -62 (Days) Variance %: Comment: Stated maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the loan program changed to an ARM without providing a loan program disclosure and charm booklet within 3 days as required and is not eligible for purchase with an investor. Further details not provided. The subject loan originated on xx/xx/2025."
																																																																																							* Loan program disclosure missing or unexecuted (Lvl 3) "Loan program disclosure is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KQ8APU2S87J	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Maine	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xxx	Secondary	Yes	Yes	No	xxx	Not Applicable	22.601%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xxx in the amount of xxx in favor of xxx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.375%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:As per servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per tapa, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has been self-employed for 14.16 years at xxx. Additionally, borrower has been self-employed for 28.16 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 22.601% Tape Value: 22.600% |---| 0.001% |----| 0.00100% Comment: Tape shows 22.600% but audit value is 22.601% Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows blank but audit value is xxx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -6.53076%   Comment: Tape shows xxx but audit value is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Tape shows xx/xx/2053 but audit value is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows required reserves of xxx, with only xxx verified, resulting in a xxx shortfall. Bank statements in the file show xxx in assets satisfy the cash-to-close requirements of xxx. Business accounts were not eligible for reserves due to LTV exceeding 65%, which is xxx. Subject originated on xx/xx/2022."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TRID tolerance test is incomplete as the initial CD is missing from loan documents. Subject loan is a purchase case, originated on xx/xx/2023 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of Section C fees and the recording fee at xxx. Final CD dated xx/xx/2023 reflects the sum of Section C and the recording fee at xxx. This is a cumulative increase of xxx for charges that in total cannot increase more than 10%. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K1LPEJ2DJ1K	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Washington	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2022	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	49.699%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.000%. The current unpaid principal balance reflected as per the payment history is xxx. As per the collection comment dated xx/xx/2025, the borrower was approved for balloon deferment for the payments from xx/xx/2025 to xx/xx/2025 in the amount of xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the comment dated xx/xx/2025, the reason for default is a natural disaster.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is non-owner-occupied.
As per the comment dated xx/xx/2024, the subject property was damaged due to Hurricane Milton. The comment dated xx/xx/2025 states that the property needs to be repaired. The estimated cost of repair is not available. No comment has been found regarding completion of repair.
The borrower has been self-employed for 14 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xxx)	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Tape shows escrow account Indicator as No, but audit value shows Yes. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 5.21042%   Comment: Tape shows original appraised value as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows Original CLTV ratio percent as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000433333321000   Tape Value: 342112000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows property county as xxx but audit value shows xxx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -30 (Days) Variance %: Comment: Tape shows stated maturity date as xx/xx/2052, but audit value shows xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is a non-owner-occupied purchase that originated on xx/xx/2022."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as non-owner-occupied at 49.67%. Tape shows 2 months of bank statements are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. The borrower has been self-employed for 14 years at xxx. FICO 734, xxx equity in the subject."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZBWC5FRSP59	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2024	xx/xx/2024	VA	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	45.489%	First	Final policy	Not Applicable	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
There is one junior mortgage against the subject property originated on xx/xx/2024 in favor of xxx in the amount of xxx, which was recorded on xx/xx/2024.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current unpaid principal balance is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 9.25 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 45.489% Tape Value: 45.490% |---| -0.001% |----| -0.00100% Comment: Tape shows 45.490% and audit value shows 45.489%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 4.10958%   Comment: Tape shows xxx and audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 101000000000000000010 Tape Value: 123545000000 Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows borrower is first payment defaulter. The October and November payments were made in December. Investor unable to provide an exception. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx. Further details not provided."
* Required Documentation Missing (Lvl 3) "The subject loan closed with a one-time VA funding fee."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the TRID disclosure delivery and receipt date validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails Loan Origination Fee Test due to fees charged: xxx exceeds fees threshold of xxx. xxx by +xxx.
The below fees were included in the test:
Administration Fee paid by Borrower: xxx
Compliance Audit / xxx paid by Borrower: xxx
Flood Insurance paid by Borrower: xxx
Funding, Wire, or Disbursement Fee paid by Borrower: xxx
Home Warranty paid by Borrower: xxx
Settlement or Closing Fee paid by Borrower: xxx."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Missing Initial Closing Disclosure (Lvl 2) "Initial CD is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9JITW42OSD2	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xxx	Secondary	Yes	Yes	No	xxx	xxx	41.660%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current unpaid principal balance, as reflected in the payment history, is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is a second home.
As per the collection comment dated xx/xx/2025, the property was damaged due to water on xx/xx/2025, and the requested loss amount is xxx. The comment dated xx/xx/2026 shows that the claim check was received in the amount of xxx. No information has been found regarding completion of repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The reason for default is unable to be determined.
Borrower1 has 5 months on the job as a xxx at xxx. Previously, borrower1 had multiple jobs in the last two years in the same line of work.
Borrower2 has 1 month on the job as a xxx at xxx. Previously, borrower2 had multiple jobs in the last two years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Payment History String Loan Value: 000000000000000 Tape Value: 111111000000 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2055   Tape Value: xx/xx/2055   Variance: -30 (Days)   Variance %:    Comment: Stated Maturity Date is xx/xx/2055.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Zillow search and the file show the subject property being used as a short-term rental (xxx). Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows the basement ADU is not permitted under current zoning, which is BR-R, and the kitchen must be completely removed for the property to comply with zoning requirements. Zillow search shows an estimated value of xxx. The current unpaid principal balance is xxx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XUNAU4DGPWL	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xxx	Not Applicable	No	xxx	Not Applicable	xxx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	41.997%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with Instrument #xxx in the amount of xxx with xxx.
There is a prior child support lien against the xxx in favor of the xxx, which was recorded on xx/xx/2017. The amount of lien and the SSN are not provided on the supportive document.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx(xxx), which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 3.750%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the servicing comment dated xx/xx/2025, the reason for default is the illness of the borrower.
As per the servicing comment dated xx/xx/2026, the subject property is owner-occupied.
According to the PACER, the borrowers xxx filed for bankruptcy under Chapter 7 with the case #xxx on xx/xx/2026. The bankruptcy was discharged on xx/xx/2026 and terminated on xx/xx/2026.
No foreclosure activity has been found.
No information has been found related to damage or repairs.
The loan has not been modified since origination.
Borrower has been self-employed as a xxx for 21.16 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers xxx filed for bankruptcy under Chapter 7 with the case #xxx on xx/xx/2026. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xxx, and the value of the collateral is xxx. The unsecured portion is xxx. The bankruptcy was discharged on xx/xx/2026 and terminated on xx/xx/2026.

Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.997% Tape Value: 53.970% |---| -11.973% |----| -11.97300% Comment: Tape shows 53.970% and Audit value 41.997% Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx and Audit value xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000123322   Tape Value: 222322000000   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -60 (Days) Variance %: Comment: Tape shows xx/xx/2052 and Audit value xx/xx/2052. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.99%. Tape shows income miscalculation. Revised DTI is 53.97%. Further details are not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. Borrower has been self-employed as a xxx for 21.16 years, FICO 701, xxx equity in the subject, and xxx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.
The loan estimate dated xx/xx/2021 does not reflect points—loan discount fee. The Final CD dated xx/xx/2021 reflects Points—Loan Discount Fee at xxx.
The loan estimate dated xx/xx/2021 reflects Loan Origination Fee at xxx. The Final CD dated xx/xx/2021 reflects Loan Origination Fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T9KS3IB4K09	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Virginia	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	25.000%	Not Applicable	Single Family	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	47.841%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026 the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with xxx. xxx in the amount of xxx with xxx.
There is an active credit card judgment against xxx in favor of xxx. which was recorded on xx/xx/2025 in the amount of xxx. The SSN is inconsistent with the supporting documents.
The 1st and 2nd installments of county taxes for the year 2026 are paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.88%. The current unpaid principal balance as reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has been self-employed as a xxx for 4.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.841% Tape Value: 47.840% |---| 0.001% |----| 0.00100% Comment: Borrower DTI ratio percent is 47.841%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 47.78325%   Comment: Original Appraised value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 222222000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Property xxx is xxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -31 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2052. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.84%. The tape shows the lender did not obtain the two-year tax returns for qualification, as the borrower has been self-employed for less than five years. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. Borrower has been self-employed as a xxx for 4.66 years. FICO 738, 0X30 in the last 24 months, xxx equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.84% as the borrower's income is xxx and total expenses are in the amount of xxx and the loan was underwritten by LP Locator xxx PG#xxx and its recommendation is accept with a DTI of 48%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OV5L962X6MW	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Maine	xxx	xxx	xxx	Pennsylvania	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	xxx	41.882%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with Instrument # xxx in the amount of xxx with xxx.
No active judgments or liens found.
The 1st and 2nd installments of town taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.63%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026 the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower1 has 31.08 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.882% Tape Value: 42.290% |---| -0.408% |----| -0.40800% Comment: Tape shows 42.29% but audit value is 41.882% Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows Blank but audit value is xxx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value is xxx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows xxx but audit value is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -61 (Days) Variance %: Comment: Tape shows xx/xx/2053 but audit value is xx/xx/2053 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan failed the TRID tolerance test. Further details are not provided. Infinity compliance report shows the loan failed the state regulation test."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the state regulations for the tax service fee test.
The below fee was included in the test:
Tax Service Fee paid by Borrower: xxx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VREAZ46TMGD	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	48.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There are 3 prior child support liens against xxx in favor of xxx, which were recorded on different dates in the total amount of xxx. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There are 2 prior civil judgments against xxx in favor of xxx, which were recorded on xx/xx/2023 and xx/xx/2025 in the total amount of xxx. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There are 2 hospital liens against xxx in favor of xxx, which were srecorded on xx/xx/2026 and xx/xx/2026. The amount of lien is not provided.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xxx with an interest rate of 5.750%. The current unpaid principal balance reflected as per the tape data is xxx.	Collections Comments:As per tape data, the current status of the loan is performing.
According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the tape data is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower has 10 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower #2 First name is NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.866%   Tape Value: 48.870%   Variance: -0.004%   Variance %: -0.00400%   Comment: Borrower DIT is Ratio percent is 48.866%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMMM   Tape Value: 111111021111   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -62 (Days) Variance %: Comment: Stated Maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.86%. Tape shows the lender failed to verify the borrower was not employed prior to closing. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. Borrower has 10 years on the job as a xxx with xxx, FICO 772, and xxx equity in the subject."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails the Qualified Mortgage Lending Policy points and fees test due to fees charged xxx exceed the fees threshold of xxx by +xxx.
The below fees were included in the test:
Administration Fee paid by Borrower: xxx
Appraisal Review Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Tax Service Fee paid by Borrower: xxx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xxx) QM points and fees test due to fees charged xxx exceed fees threshold of xxx by +xxx.
The below fees were included in the test:
Administration Fee paid by Borrower: xxx
Appraisal Review Fee paid by Borrower: xxx
Points - Loan Discount Fee paid by Borrower: xxx
Processing Fee paid by Borrower: xxx
Tax Service Fee paid by Borrower: xxx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. Initial LE dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. Final CD dated xx/xx/2025 reflects points - loan discount fee at xxx. This is an increase in fee of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RC2W20E61YY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	Yes	xxx	Not Applicable	31.823%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.750%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Borrower has 6.5 years on the job as an xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 31.823% Tape Value: 31.820% |---| 0.003% |----| 0.00300% Comment: Borrower DTI Ratio Percent is 31.823%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00000   Tape Value: 0   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -60 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2056. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. Loan estimate dated xx/xx/2025 reflects Points - Loan Discount Fee at xxx. CD dated xx/xx/2026 reflects Points-Loan Discount Fee of xxx. This is an increase in fees of +xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase, originated on xx/xx/2026, and the SOL is 1 year active."
* Property Marketability Issues  (Lvl 3)     "Tape and file show insufficient flood insurance coverage. File shows flood insurance coverage of xxx which is less than the total loan amount of xxx. The subject property falls under an AE flood zone, and the flood insurance certificate is available in the loan file. An elevation certificate is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MHGG2K5U5M4	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.490%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xxx	Investor	Yes	Yes	No	xxx	xxx	27.532%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xxx in the amount of xxx with xxx.
There is a hospital lien against the xxx in favor of xxx, which was recorded on xx/xx/2025. The supportive document does not show lien amount.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
Water charges for 2026 are delinquent in the amount of xxx, which is good through xx/xx/2026.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.490%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for default.
As per tape data, the subject property is non-owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
Borrower1 has 20 years on the job as an xxx with xxx. Borrower1 has additional employment as an SE for 10.25 years at xxx.
Borrower2 has 14.50 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 27.532% Tape Value: 27.530% |---| 0.002% |----| 0.00200% Comment: As per the document borrower xxx percent 27.532%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: As per the document stated maturity date is xx/xx/2053 but tape shows as xx/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is a non-owner-occupied refinance."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is. The comment addendum and photo show exterior cracking and minor wood rot. The estimated cost to cure is xxx. 1004D is missing from the loan documents."
																																																																																							* Compliance Testing (Lvl 3) "Tape shows the loan failed QM points and fees. Infinity did not perform the regulatory compliance test, as the subject loan is non-owner-occupied."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y4O3KV6UM27	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Georgia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	42.557%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.375%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Borrower has 1.16 years on the job as a xxx with xxx. Additionally, the borrower receives retirement income. Borrower has prior employment experience as a xxx with xxx for 2.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 42.557% Tape Value: 42.560% |---| -0.003% |----| -0.00300% Comment: Tape shows borrower DTI percent as 42.560%, but audit value shows 42.557%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 1.62601%   Comment: Tape shows original Appraised value as xxx, but audit value shows xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000   Tape Value: 111114000000   Variance:    Variance %:    Comment: PH string is 00000000000000000000M.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows property county as xxx, but audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -31 (Days) Variance %: Comment: Tape shows stated maturity date as xx/xx/2054, but audit value shows xx/xx/2054. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient funds for closing. Bank statements in the file show xxx in assets, and an EMD of xxx satisfy the cash-to-close requirement of xxx at closing. Further details not provided. Subject originated on xx/xx/2024."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.56%%. Lender qualified borrower with xxx in IRA distribution, 3-year continuance not documented unable to use for qualification. Lender defect. Revised DTI 84.13%. Subject originated xx/xx/2024. The BWR is employed with xxx 2.8 years, FICO 791 xxx residual income, xxx reserves and xxx equity in subject. 0X30 since inception.

																																																																																								xx/xx/2026: Exception downgraded to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2EREPCRPJSK	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$2,244.38	Unavailable	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	36.450%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
The 1st installment of other supplemental taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of other supplemental taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx which was applied for the due date of xx/xx/2026. The current interest-only payment is xxx with an interest rate of 6.750%. The current unpaid principal balance reflected as per the payment history is xxx. As per the note, the loan is interest only for the 60 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved under the no-income and full asset verification loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Payment History String Loan Value: 000000000 Tape Value: 0 |---| |----| Comment: U/A Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2056 Variance: -92 (Days) Variance %: Comment: Stated maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2025 does not reflect a points-loan discount fee. The post-CD dated xx/xx/2025 reflects a points-loan discount fee of xxx. This is an increase in fee of xxx for charges that cannot be increased. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan closed on a warehouse line. Further details not provided. Subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NCJX6MKKVPY	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Vermont	xxx	xxx	xxx	Michigan	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	21.675%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2026 is delinquent in the amount of xxx on xx/xx/2026.
The 2nd and 3rd installments of combined taxes for 2026 are due in the amount of xxx on xx/xx/2026 and xx/xx/2027.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.250%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 8 months on the job as a xxx with xxx.
Additionally, Borrower1 has 8 months on the job as an xxx with xxx.
Borrower1 had prior employment experience as a xxx with xxx for 5 years.
Borrower2 has 6 months on the job as a xxx with xxx.
Borrower2 had prior employment experience as a xxx with xxx for 3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 21.675% Tape Value: 23.510% |---| -1.835% |----| -1.83500% Comment: Tape shows 23.510% but audit value is 26.675% Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 0.28571%   Comment: Tape shows xxx but audit value is xxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -61 (Days) Variance %: Comment: Tape show xx/xx/2025 but audit value is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails Vermont mortgage lender license prohibited fees test. The below fees were included in the test:
 Appraisal Review Fee paid by Borrower: xxx. Points - Loan Discount Fee paid by Borrower: xxx. Processing fee paid by borrower: xxx. Real Estate Commission - Buyer Agent paid by Seller: xxx. Real Estate Commission - Seller Agent paid by Seller: xxx. Settlement or Closing Fee paid by Borrower: xxx. Tax service fee paid by borrower: xxx. Underwriting Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show both borrowers are non-permanent resident aliens and do not meet the eligible borrower requirements per the medical doctor loan program guideline. Visa documents are missing from the loan file. Further details not provided. Subject originated on xx/xx/2025."
																																																																																							* Loan program disclosure missing or unexecuted (Lvl 3) "Loan program disclosure is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2IS1AUKD3Z6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	48.681%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of xxx on xx/xx/2026.
The water/sewer charges for 2025 are due in the amount of xxx, which is payable to xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.50000%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower receives social security and notes receivable income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Missing Required Disclosures Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: 48.681% Tape Value: 45.930% |---| 2.751% |----| 2.75100% Comment: Borrower debt to income percent ratio is 48.681%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original cumulative loan-to-value ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original standard loan to value is (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -61 (Days) Variance %: Comment: stated maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan estimate was not delivered within 3 days of the application. Further details are not provided. File and infinity compliance report shows the TRID tolerance test is incomplete, as the initial loan estimate and initial closing disclosure are missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "The settlement services provider list is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete as the initial loan estimate and initial closing disclosure are missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62V22A5UELC	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2023	xx/xx/2023	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xxx	Primary	Yes	Yes	No	xxx	xxx	41.422%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current unpaid principal balance as reflected in the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 10 months on the job as a xxx at xxx. Previously, Borrower1 had multiple jobs in the last two years in the same line of work.
  Borrower2 has 9 months on the job as a xxx at xxx. Previously, Borrower2 had 2 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.422% Tape Value: 41.420% |---| 0.002% |----| 0.00200% Comment: Borrower DTI audit value is 38.932%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -30 (Days) Variance %: Comment: Stated maturity date audit value is xx/xx/2053. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N57ZK7XZ4US	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Tennessee	xxx	xxx	xxx	Tennessee	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	49.578%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current unpaid principal balance reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Borrower1 has been self-employed for 4.83 years at xxx.
Additionally, Borrower1 has been self-employed for 2.83 years at xxx.
Borrower2 has 1.91 years on the job as a xxx with xxx.
Previously, Borrower2 had multiple jobs in the last 2 years in the same line of work.
Borrower3 has 8.83 years on the job as an xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.578% Tape Value: 49.580% |---| -0.002% |----| -0.00200% Comment: Borrower DIT is ratio Percent is 49.578%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -28 (Days) Variance %: Comment: Stated Maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.58%. Lender qualified with rental income from departing residence and was unable to use this rental income as the property is listed for sale. Lender defect. Revised DTI 62.02. Subject originated on xx/xx/2025. The borrower is Self Employed at xxx 4.7 years. The Co BWR is employed with xxx 1.8 years, BWR 3 is employed with xxx.

																																																																																								xx/xx/2026: Exception downgraded to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y6D63LDM8MO	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.990%	360	xx/xx/2024	xx/xx/2024	Conventional	ARM	Purchase	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2024	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.990%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape data, the subject property is occupied by an non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is non-owner occupied. Borrower was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Appraised Value Loan Value: xxx Tape Value: xxx |---| xxx |----| 1.63934% Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: The tape shows the original CLTV ratio percent of xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows the Original Standard LTV (OLTV) at xxx, but the audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: Payment History String is Not Applicable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -31 (Days) Variance %: Comment: The tape shows the stated maturity date as xx/xx/2054, but the audit value shows xx/xx/2054. Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject loan is a DSCR loan. Reaching out to the seller for the guidelines."
																																																																																						* Property is Commercial Prop (Lvl 4) "The subject was approved as non-owner occupied. Tape, and a review of the appraisal report shows that the subject is a 6-unit multi-family property. Treating it as commercial property. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9TJDEEQARII	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	New Jersey	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	xxx	33.305%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of town taxes for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
The 1st installment of Utilities/MUD taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of utilities and MUD taxes for 2026 is due in the amount of xxx on xx/xx/2026.
The 4th installment of town taxes for 2026 is due in the amount of xxx. on xx/xx/2026.
The 3rd installment of town taxes for 2026 has been delinquent in the amount of xxx, which is good through xx/xx/2026.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.125%. The current unpaid principal balance reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per tape data, the property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 12.83 years on the job as a xxx with xxx.
  Borrower2 has 12.83 years on the job as a xxx with xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 33.305% Tape Value: 33.300% |---| 0.005% |----| 0.00500% Comment: Borrower DTI ratio percent is 0.005% Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -31 (Days)   Variance %:    Comment: First payment date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000M   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string is 00000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -92 (Days) Variance %: Comment: Stated maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2025."
																																																																																							* Note data is missing or inaccurate (Lvl 3) "The subject loan was originated on xx/xx/2025 in the amount of xxx. As per the note, the first payment date is xx/xx/2025. First payment letter in the loan file located at "xxx". Tape indicates the defect, as the note has an incorrect first payment date."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XDCKED5CTAD	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Alabama	xxx	xxx	xxx	Alabama	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	30.000%	Not Applicable	Mixed Use	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.769%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of county taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.75%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Borrower has been self-employed as a xxx for 4.66 years. Additionally, the borrower has been self-employed for 4.08 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.769% Tape Value: 44.770% |---| -0.001% |----| -0.00100% Comment: Borrower DTI Ratio Percent is 44.769%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 11.50000%   Comment: Original Appraised Value is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: Payment History String is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2052   Tape Value: xx/xx/2052   Variance: -31 (Days)   Variance %:    Comment: Stated Maturity Date is xx/xx/2052.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mixed Use Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is Mixed use. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mixed Use (Lvl 4) "The tape shows subject property is ineligible. Review of the appraisal shows the subject is a mixed-use property with a single-family residential and a commercial building used for motorcycle painting. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PQ3365T8QBS	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	46.642%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xxx in the amount of xxx in favor of xxx for xxx.
xxx in favor of the xxx, which was recorded on xx/xx/2018 in the amount of xxx.
The 1st and 2nd installments of combined taxes for 2025 and 2026 were paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.625%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:As per servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
The borrower receives social security and pension income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: NA, Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.642%   Tape Value: 46.640%   Variance: 0.002%   Variance %: 0.00200%   Comment: Tape shows the Borrower DTI Ratio percent; data provided is 46.640%; audit value is 46.642%.    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: The tape shows the original CLTV ratio percent. The data provided is xxx; the audit value is xxx.    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: The tape shows the original standard LTV(OLTV). The data provided is xxx; the audit value is xxx.    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2051 Tape Value: xx/xx/2051 Variance: -30 (Days) Variance %: Comment: The tape shows the stated maturity date. The data provided is xx/xx/2051; the audit value is xx/xx/2051. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search reflects an estimated value of xxx. The current UPB is xxx."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 46.64%. Tape shows undisclosed debt. Further details are not provided. Borrower defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. The borrower receives social security and pension income. FICO 814 and 0X30 in lat 24 months."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 46.64%, as the borrower's income is xxx, and total expenses are in the amount of xxx. The loan was underwritten by DU (xxx), and its recommendation is "xxx" with a DTI of 46.64%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6TLBMP41K95	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Maryland	xxx	xxx	xxx	Virginia	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.875%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Purchase	xxx	xxx	Full Documentation	Not Applicable	xxx	xxx	25.000%	Not Applicable	PUD	xx/xx/2024	xxx	Primary	Yes	Yes	No	xxx	xxx	39.591%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st and 2nd installments of utilities/MUD charges for 2026 have been paid in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xxx on xx/xx/2024 and xx/xx/2024.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of combined taxes for 2027 are due in the total amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.875%. The current unpaid principal balance is xxx.	Collections Comments:As per servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower1 has 18.41 years on the job as a xxx with xxx.
Borrower2 has 2.25 years on the job as a xxx at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.591% Tape Value: 39.590% |---| 0.001% |----| 0.00100% Comment: Tape shows Borrower DTI Ratio Percent is 39.590% but audit value is given as 39.591%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows Original CLTV Ratio Percent is xxx but audit value is given as xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows Original Standard LTV is xxx but audit value is given as xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000   Tape Value: 111111000000   Variance:    Variance %:    Comment: As per Documents updated   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: Tape shows Stated maturity date is xx/xx/2055 but audit value is given as xx/xx/2055. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured, as the loan identification number assignment issued on the loan is not for our borrower."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LPAT3HHVAMI	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Connecticut	xxx	xxx	xxx	Connecticut	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	30.667%	First	Final policy	Not Applicable	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx.
There is one junior mortgage against the subject property originated on xx/xx/2025 in favor of xxx in the amount of xxx, which was recorded on xx/xx/2025 with instrument # xxx
The 1st installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of combined taxes for 2025 is due in the amount of xxx on xx/xx/2027.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.500%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for default.
The loan has not been modified since origination.
As per the tape, the subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 3 years on the job as a xxx at xxx. Additionally, borrower has been self-employed as a xxx for 3.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 30.667% Tape Value: 30.180% |---| 0.487% |----| 0.48700% Comment: Borrower DTI audit value is 30.667%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000101   Tape Value: 111111000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: Stated maturity date audit value is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and file show the condo project does not meet Freddie Mac reserve requirements, as the CLTV is xxx, exceeding the 90% maximum communicated by the condo team. The appraisal report is in as-is condition, and the condo questionnaire also does not reflect any planned special assessment. Zillow shows an estimated value of xxx. Current unpaid principal balance is xxx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UUN717L6OB6	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	New York	xxx	xxx	xxx	New York	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$1,979.17	xxx	6.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of village taxes for 2026 has been paid in amount of xxx on xx/xx/2026.
The 2nd installment of village taxes for 2026 is due in amount of xxx on xx/xx/2027.
The annual combined taxes for 2026 have been paid in the amount of xxx on xx/xx/2026.
The 1st and 2nd installments of school taxes for 2025 have been paid in total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.250%. The current unpaid principal balance reflected as per the payment history is xxx. As per the comment dated xx/xx/2026 the payments made in Feb 2026 are borrower payments	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the seller's tape, the subject property is occupied by non-owner.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is non-owner-occupied. The borrower was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xxx)	Field: Original CLTV Ratio Percent Loan Value: xxx Tape Value: xxx |---| xxx |----| 0.00300% Comment: Original CLTV Ratio Percent is xxx. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -60 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2056. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is a non-owner-occupied purchase that originated on12/15/2025."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file shows the borrower does not have FICO scores from all 3 bureaus. Credit report shows FICO 710 for Transunion. Further details not provided.""
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A7SGP55HG0X	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Massachusetts	xxx	xxx	xxx	Massachusetts	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.875%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
There is a prior active municipal lien against the xxx in favor of xxx, which was recorded on xx/xx/2026 in the amount of xxx.
The 1st installment of city taxes for 2026 has been paid in the amount of xxx on xx/xx/2025.
The 2nd installment of combined taxes for 2026 has been paid in the amount of xxx on xx/xx/2026.
The 1st and 2nd installments of city taxes for 2027 are due in the amount of xxx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (xxx)	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower middle name is NA. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower First Name is NA.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower Last name is xxx.   Tape Source: Initial   Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -200.00000%   Comment: cash to borrower is -14,xxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 30   Variance: 330   Variance %: 1100.00000%   Comment: Loan original Maturity Term Months is 360.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00   Tape Value: XXXXXXXXXX00   Variance:    Variance %:    Comment: Payment History String is 00.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Purpose of refinance is Cash out - other.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: Stated maturity date xx/xx/2056. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as-is. Tape and file show the subject property had an incomplete kitchen and required installation of new kitchen flooring, base cabinetry with a sink, additional cabinetry, and repair of a hole in the third-floor plaster. The estimated cost to cure is xxx. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GHLJUHIN2N5	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.375%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xxx in the amount of xxx with xxx. No active judgments or liens have been found. The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx. No details pertaining to the damage to the subject property have been observed. As per the seller's tape, the subject property is non-owner-occupied. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower 1 middle name is not applicable. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower first name is not applicable.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower last name is xxx.   Tape Source: Initial   Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -200.00000%   Comment: Cash to borrower is xxx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 30   Variance: 330   Variance %: 1100.00000%   Comment: Loan original maturity term is months 360   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 36.24161%   Comment: Original Appraisal value is xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV ratio percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original Standard LTV (OLTV) is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0   Tape Value: XXXXXXXXXXX0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per Hud-1 is change in rate/term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction per HUD-1 is refinance. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."
																																																																																							* Property Marketability Issues (Lvl 3) "Subject mortgage originated on xx/xx/2026 in the amount of xxx on an appraised value of xxx, at an LTV of xxx. Tape shows the lower appraised value of xxx increases the LTV to xxx. Zillow search shows an estimated value of xxx. Current UPB is xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G51XZWO7P08	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	California	xxx	xxx	xxx	California	xxx	xxx	Yes	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	2.500%	360	xx/xx/2020	xx/xx/2021	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.995%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xxx	Not Applicable	2.500%	xxx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 with instrument # xxx in the amount of xxx with xxx.
There are two junior uniform commercial code against the subject property in favor of xxx, which were recorded on xx/xx/2021 and xx/xx/2026.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xxx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 2.500%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is death of borrower's family member.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 4.41 years on the job as an xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2025. As per the modified term, the new principal balance is xxx. The monthly P&I is xxx with an interest rate of 2.500% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 65 Tape Value: 66 |---| -1 |----| -1.51515% Comment: Tape shows 66 and audit value shows 65. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.995%   Tape Value: 44.057%   Variance: 0.938%   Variance %: 0.93800%   Comment: The borrowers Debt-to-Income (xxx) ratio reflects a discrepancy between the tape and the loan documentation. The DTI is recorded as 44.057% on the tape, whereas the supporting documents indicate 48.461%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows xxx and audit value shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -1 (Days)   Variance %:    Comment: Tape shows xx/xx/2020 and audit value shows xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2021   Variance: -6 (Days)   Variance %:    Comment: The Note Date reflected on the tape (xxx) does not match the Note Date documented in the loan file (xxx).   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 25.12985%   Comment: The original Principal & Interest (xxx) payment reflected on the tape xxx does not match the P&I payment documented in the Note xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000444444444444444   Tape Value: 11100000   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Tape shows Refinance and audit value shows Cash Out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2065   Tape Value: xx/xx/2051   Variance: 5356 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 471 Tape Value: 295 Variance: 176 Variance %: 59.66101% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was delivered as a rate and term, and the borrower received too much cash back. File shows the loan closed as a limited cash-out with cash to borrower in the amount of xxx. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the initial closing disclosure delivery date test.

Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. Loan estimate dated xx/xx/2020 reflects the loan discount fee at xxx and does not reflect the appraisal fee. The CD dated xx/xx/2020 reflects the loan discount fee at xxx and an appraisal fee at xxx. This is an increase in fees of xxx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.06% as the borrower's income is xxx and total expenses are in the amount of xxx, and the loan was underwritten by DU Locator xxx PG#xxx, and its recommendation is Approve/Eligible with a DTI of 44.06%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CXMXTCORT45	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	Yes	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xxx	Primary	Yes	Yes	No	xxx	xxx	48.731%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xxx	xxx	4.875%	xxx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 4.875%. The current unpaid principal balance reflected as per the payment history is xxx and the deferred balance is xxx.
The due dates were advanced from xx/xx/2023 to xx/xx/2025 due to loan modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the reason for default is unemployment.
The loan was modified on xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the foreclosure was initiated in 2024. The foreclosure was placed on hold due to the loss mitigation workout on xx/xx/2024. As per the collection comment dated xx/xx/2025, the foreclosure case was closed due to the loan modification.
No post-close bankruptcy record has been found.
Borrower1 has 3 months on the job as a xxx at xxx. Borrower1 has prior employment experience as a director of xxx for 6.08 years.
Borrower2 has 4 months on the job as a xxx at xxx. Borrower2 has prior employment experience as an xxx with xxx between xx/xx/2020 and xx/xx/2022 for 2 years.
Foreclosure Comments:As per the collection comment dated xx/xx/2024, the foreclosure was initiated in 2024. The foreclosure was placed on hold due to the loss mitigation workout on xx/xx/2024. As per the collection comment dated xx/xx/2025, the foreclosure case was closed due to the loan modification.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xxx, and the lender, xxx, on xx/xx/2024. As per the modified term, the new principal balance is xxx. The interest-bearing amount is xxx, and the deferred balance is xxx. The monthly P&I is xxx with an interest rate of 4.875% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no principal forgiven amount.	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 46 Tape Value: 47 |---| -1 |----| -2.12765% Comment: Age of loan is 46. Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: xxx middle name is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -2 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -2 (Days)   Variance %:    Comment: Original Note document date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 15.36449%   Comment: Original stated P&I is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000044444   Tape Value: 111111111111   Variance:    Variance %:    Comment: 000000000000000000444444   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2065   Tape Value: xx/xx/2052   Variance: 4505 (Days)   Variance %:    Comment: xx/xx/2065   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 462   Tape Value: 314   Variance: 148   Variance %: 47.13375%   Comment: 462   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.73%. Tape shows the lender did not verify the BWR employer was in business at the time of closing. Further details not provided. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL has expired. Borrower1 has 3 months on the job as a xxx at xxx; Borrower2 has 4 months on the job as a xxx at xxx, FICO 682, and xxx equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to the initial CD being missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed signed by borrower is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The Initial Closing Disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 48.73%, since the borrower's income is xxx and total expenses are in the amount of xxx. The loan was underwritten by DU Locator xxx, and its recommendation is approve/eligible with a DTI of 48.73%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4515H3HCUEC	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	46.780%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.12500%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape data, the subject property is non-owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 15 Tape Value: 16 |---| -1 |----| -6.25000% Comment: Age of loan is 15. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -2 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000 Tape Value: 111111111111 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "The lease agreement is missing from the loan file. The subject is a non-owner-occupied refinance originated on xx/xx/2025.
																																																																																						xx/xx/2026 : Seller confirmed no lease agreement obtained for this loan."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as non-owner occupied at 46.78%. Tape shows undisclosed debt of xxx. The revised DTI is 74%. Further details are not provided. Borrower defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. Borrower receives social security and retirement income. FICO 739, 0X30 since inception, and xxx equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JVTQR1CW1TP	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Illinois	xxx	xxx	xxx	Illinois	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	5.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	21.031%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xxx in the amount of xxx with xxx. No active judgments or liens have been found. The first installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 5.750%. The current unpaid principal balance, as reflected in the payment history, is xxx. As per collection comment dated xx/xx/2026, the principal payments made in the month of February 2026 are borrower-made payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance, as reflected in the payment history, is xxx.
As per the collection comment dated xx/xx/2026, the reason for default is illness of the borrower.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2026, there is a payment dispute. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 25.66 years on the job as a xxx with xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Age of Loan is 8 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: ----------   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -243 (Days)   Variance %:    Comment: Interest paid Through Date is xx/xx/2025   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -3 (Days)   Variance %:    Comment: Original Appraisal Date is xx/xx/2025   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2025   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000321 Tape Value: 521411000077 Variance: Variance %: Comment: paymnet history is not applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 21.03%. Tape shows the lender did not obtain non-traditional credit documents, as the tradelines on the credit report belong to authorized users. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. Borrower has 25.66 years on the job as a xxx with xxx. FICO 784, and xxx equity in the subject."	* Compliance Testing (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "The TRID tolerance test is incomplete due to the initial LE being missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (xxx) QM points and fees test due to fees charged xxx exceeding the fees threshold of xxx by +xxx.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xxx Underwriting Fee paid by Borrower: xxx.  Loan failed qualified mortgage lending policy points and fees test due to fees charged xxx exceeding the fees threshold of xxx by +xxx.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xxx Underwriting Fee paid by Borrower: xxx."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7K9CM42C2CR	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Utah	xxx	xxx	xxx	Utah	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	xxx	40.302%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
The annual installment of combined taxes for 2026 is due in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Borrower1 receives VA compensation income.
Borrower3 receives VA compensation and asset depletion income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 40.302% Tape Value: 77.952% |---| -37.650% |----| -37.65000% Comment: Borrower DTI ratio percent is 40.302%. Tape Source: Initial Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -200.25684%   Comment: Cash from borrower is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -3 (Days) Variance %: Comment: Original note document date is xx/xx/2025. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 40.30%. Tape shows the lender utilized the non-occupying borrower'xxx's primary mortgage liabilities in the DTI. Revised DTI is 77.95%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. Borrower1 receives VA compensation income. Borrower3 receives VA compensation and asset depletion income, FICO 800, 0X30 since inception, xxx equity in the subject, and xxx residual income."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WAJWJLPGDUE	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Colorado	xxx	xxx	xxx	Colorado	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	8.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	35.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2026.
The 2nd installment of combined taxes for 2025 is delinquent in the amount of xxx, which is good through xx/xx/2026.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 8.250%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
Unable to determine the reason for the default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The borrower has been self-employed for 13.41 years at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (xxx)	Field: Borrower DTI Ratio Percent Loan Value: 35.866% Tape Value: 35.857% |---| 0.009% |----| 0.00900% Comment: As per the document, the borrower DTI ratio percent type is unavailable, but the tape shows 35.85%. Tape Source: Initial Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -172.57973%   Comment: As per the document, the cash to borrower is xxx, but the tape shows -(xxx).   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 5.53083%   Comment: As per the document, the original appraised value is xxx, but the tape shows xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: As per the note document, the property address street is xxx gate xxx. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "A rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 8.521%, which exceeds the APR threshold of 7.790% by +0.731%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9EF7R37LS8P	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Florida	xxx	xxx	xxx	Florida	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.750%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens found.
The annual county taxes for 2025 have been paid in the amount of xxx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.750%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the servicing comment dated xx/xx/2026, the reason for default is servicing problems.
As per the servicing comment dated xx/xx/2026, the subject property is occupied by tenant.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower is an LLC, and the subject loan was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: B1 self-employed is NA. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: BRW #1 middle name is NA.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: BRW first name is NA.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: BWR last name is xxx.   Tape Source: Initial   Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -200.00000%   Comment: Cash to borrower (xxx) is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Default Interest Rate Loan Value: 6.750% Tape Value: 18.000% Variance: -11.250% Variance %: -11.25000% Comment: Default interest ratio is 6.750%. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is an NOO refinance originated on xx/xx/2026."	* Loan does not conform to program guidelines (Lvl 3) "Borrower is an LLC. Note and mortgage documents were signed by the borrower as a member of the LLC and not in the individual name. Personal guaranty is available in the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6RFRB3O7I8S	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	South Carolina	xxx	xxx	xxx	New Jersey	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	$3,914.06	xxx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx in favor of xxx for xxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xxx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current interest-only payment is 3,914.06 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xxx. It is an interest-only loan for 120 months.

Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xxx.
As per the comment dated xx/xx/2026, the reason for default is curtailment of income.
As per the comment dated xx/xx/2026, the subject property is occupied by an unknown party.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Borrower is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xxx |---| |----| Comment: Borrower first name is Not Applicable Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Borrower Last name is unified xxx .   Tape Source: Initial   Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -48.25086%   Comment: Cash to borrower is xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Default Interest Rate   Loan Value: 7.500%   Tape Value: 18.000%   Variance: -10.500%   Variance %: -10.50000%   Comment: Default interest rate is 7.500%.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -365 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: 28.89506%   Comment: Original stated P&i is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance is Limited cash out Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2025."	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xxx, annual payments (xxx) are xxx, and the debt service cover ratio (xxx) is 0.80."
* Loan does not conform to program guidelines (Lvl 3)     "Borrower is an LLC. Note and mortgage documents were signed by the borrower as a member of the LLC and not in the individual name. Personal guaranty is available in the file."
																																																																																							* Property Marketability Issues (Lvl 3) "The subject mortgage originated on xx/xx/2025 in the amount of xxx on an appraised value of xxx. Tape states property has been renovated. File shows addition of bedroom and upgraded property. The current UPB is xxx. Value appears supported."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TMOEKB4FC1H	xxx	xxx	xxx	xxx	xxx	Not Applicable	xxx	xxx	xxx	xxx	Texas	xxx	xxx	xxx	Texas	xxx	xxx	No	Yes	Not Applicable	Second	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	7.999%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xxx	xxx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Investor	Yes	Yes	No	xxx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
There is an active prior mortgage against the subject property originated on xx/xx/2024 in favor of xxx in the amount of xxx, which was recorded on xx/xx/2024 with the instrument #xxx
The annual combined taxes for 2025 have been delinquent in the amount of xxx, which is good through xx/xx/2026.
The annual combined taxes for 2024 have been paid in the amount of xxx on xx/xx/2025.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 7.999%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per the servicing comment dated xx/xx/2026, the reason for default is excessive obligations.
As per servicing comment dated xx/xx/2026, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Borrower is an LLC. Borrower was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape shows B1 self-Employed is No. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows borrower first name is xxx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Tape shows borrower last name is xxx.   Tape Source: Initial   Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: -200.00000%   Comment: Tape shows cash to borrower is (xxx).   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 0.88   Tape Value: 0.87   Variance: 0.01   Variance %: 1.14942%   Comment: Tape shows debt service coverage ratio is 0.87.   Tape Source: Initial   Tape Type:
Field: Default Interest Rate   Loan Value: 7.990%   Tape Value: 18.000%   Variance: -10.010%   Variance %: -10.01000%   Comment: Tape shows default interest rate is 18.00%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Tape shows original CLTV ration percent is xxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Tape shows original standard LTV is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a non-owner-occupied refinance that originated on xx/xx/2025."	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xxx annual payments (xxx) are xxx, and the debt service cover ratio (xxx) is 0.88."
* Loan does not conform to program guidelines (Lvl 3)     "BWR is an LLC. Note and mortgage documents were signed by BWRs as a members of the LLC and not in the individual names. Personal guaranty is available in the file."
																																																																																							* Property Marketability Issues (Lvl 3) "The subject mortgage originated on xx/xx/2025 in the amount of xxx on an appraised value of xxx. Tape and file show home was renovated. Current UPB is xxx. Value appears supported."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UYADR48BSOY	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	Rhode Island	xxx	xxx	xxx	Rhode Island	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xxx	xxx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	32.068%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 were paid in the total amount of xxx on xx/xx/2025,  xx/xx/2025, xx/xx/2026 and xx/xx/2026.
The annual utilities/MUD charges for 2025 have been delinquent in the amount of xxx, which is good through xx/xx/2026.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026 The current P&I is xxx with an interest rate of 6.630%. The current UPB reflected as per the payment history is xxx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xxx.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The borrower has been self-employed for 4.91 years at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: xxx Tape Value: xxx |---| xxx |----| -200.00000% Comment: Cash tp b Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Tape Value: xxx   Variance: xxx   Variance %: xxx   Comment: Original CLTV audit value is xxx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xxx Tape Value: xxx Variance: xxx Variance %: xxx Comment: Original LTV audit value is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed the TILA finance charge test. Finance charge disclosed on the final CD is xxx. Calculated finance charge is xxx for an under disclosed amount of -xxx. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active.

Loan failed the TILA foreclosure rescission finance charge test as this loan data reflects foreclosure rescission finance charge in the amount of xxx. Comparison data reflects foreclosure rescission finance charge in the amount of xxx, and the variance is -xxx. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xxx) QM points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees: Document Preparation Fee paid by Borrower: xxx. Mortgage Broker Fee paid by Borrower: xxx. Underwriting Fee paid by Borrower: xxx.

The loan failed the QM lending policy points and fees test due to fees charged of xxx exceeding the fees threshold of xxx by +xxx.
The test incorporates the following list of fees: Document Preparation Fee paid by Borrower: xxx. Mortgage Broker Fee paid by Borrower: xxx. Underwriting Fee paid by Borrower: xxx."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan closed with cash out amount of xxx. Tape and file shows tangible net benefit disclosure was not provided to the borrower prior to consummation. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EY55DPNJI3C	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	No	Not Applicable	First	xxx	xxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	9.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xxx	xxx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xxx	Primary	Yes	Yes	No	xxx	xxx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with book/pagexx no. xxx in the amount of xxx with xxx.
There are two prior dismissed bankruptcy judgments against xxx in favor of xxx which were recorded on xx/xx/2025 and xx/xx/2025.
The annual installment of county taxes for 2025 was paid in the amount of xxx on xx/xx/2025.
The annual installment of county taxes for 2026 has been due in the amount of xxx on xx/xx/2027.
No prior year's delinquent taxes have been found.	The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026, the current P&I is xxx with an interest rate of 9.62500%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance is xxx.
As per the tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved under the no-income and no-ratio loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: xxx Tape Value: xxx |---| xxx |----| -200.00000% Comment: Cash to borrower is xxx. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and review of the file show the revised LE and initial CD were issued on the same date. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID disclosure delivery date validation test as the revised loan estimate delivery date is on the closing disclosure date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date test. The revised loan estimate delivery date is same as the initial closing disclosure delivery date."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xxx) (xxx)) due to an APR calculated at 10.192% exceeds APR threshold of 8.020% by +2.172%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xxx), (xxx) and (xxx)."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SW60T9HPJCK	xxx	xxx	xxx	xxx	xxx	xxx	Not Applicable	Not Applicable	xxx	xxx	North Carolina	xxx	xxx	xxx	North Carolina	xxx	xxx	No	Yes	Not Applicable	First	xxx	xxx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxx	Not Applicable	xxx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xxx	xxx	Full Documentation	Yes	xxx	xxx	35.000%	Not Applicable	Single Family	xx/xx/2025	xxx	Primary	Yes	Yes	No	xxx	Not Applicable	44.815%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xxx in the amount of xxx with xxx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xxx on xx/xx/2025.
The annual combined taxes for 2026 are due in the amount of xxx on xx/xx/2027.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xxx, which was applied for the due date of xx/xx/2026. The current P&I is xxx with an interest rate of 6.125%. The current unpaid principal balance reflected as per the payment history is xxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance reflected as per the payment history is xxx.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 4 months on the job as a xxx. xxx Previously, the borrower had been self-employed as a xxx for 4 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: Age of loan is 8. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.815%   Tape Value: 44.820%   Variance: -0.005%   Variance %: -0.00500%   Comment: Borrower DTI ratio percent is 44.815%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Property address is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.81%. The tape and review shows the borrower switched 1099 contractor income to W-2 at the same company. Further details are not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. The borrower has 4 months on the job as a xxx. xxx, a FICO score of 790, 0X30 since inception, and xxx equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable